UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-05361

Variable Insurance Products Fund V
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210
 (Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210
(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	December 31, 2016

This report on Form N-CSR relates solely to the Registrant’s VIP Asset Manager Portfolio, VIP Asset Manager: Growth Portfolio, VIP Freedom 2005 Portfolio, VIP Freedom 2010 Portfolio, VIP Freedom 2015 Portfolio, VIP Freedom 2020 Portfolio, VIP Freedom 2025 Portfolio, VIP Freedom 2030 Portfolio, VIP Freedom 2035 Portfolio, VIP Freedom 2040 Portfolio, VIP Freedom 2045 Portfolio, VIP Freedom 2050 Portfolio, VIP Freedom Income Portfolio, VIP Freedom Lifetime Income I Portfolio, VIP Freedom Lifetime Income II Portfolio, VIP Freedom Lifetime Income III Portfolio, VIP FundsManager 20% Portfolio,  VIP FundsManager 50% Portfolio, VIP FundsManager 60%, VIP FundsManager 70% Portfolio, VIP FundsManager 85% Portfolio, VIP Investment Grade Bond Portfolio, VIP Investor Freedom 2005 Portfolio, VIP Investor Freedom 2010 Portfolio, VIP Investor Freedom 2015 Portfolio, VIP Investor Freedom 2020 Portfolio, VIP Investor Freedom 2025 Portfolio, VIP Investor Freedom 2030 Portfolio, VIP Investor Freedom Income Portfolio, VIP Strategic Income Portfolio and VIP Target Volatility Portfolio series (each, a “Fund” and collectively, the “Funds”).

Item 1.

Reports to Stockholders

Fidelity® Variable Insurance Products: Asset Manager Portfolio Annual Report December 31, 2016

Contents

Performance
Management's Discussion of Fund Performance
Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity® Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2017 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. Performance numbers are net of all underlying fund operating expenses, but do not include any insurance charges imposed by your insurance company’s separate account. If performance information included the effect of these additional charges, the total returns would have been lower. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended December 31, 2016	Past 1 year	Past 5 years	Past 10 years
Initial Class	3.14%	7.30%	5.35%
Service Class	3.01%	7.18%	5.22%
Service Class 2	2.84%	7.02%	5.07%
Investor Class	3.01%	7.22%	5.25%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in VIP Asset Manager Portfolio - Initial Class on December 31, 2006.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Period Ending Values
$16,838	VIP Asset Manager Portfolio - Initial Class
$19,572	S&P 500® Index

Management's Discussion of Fund Performance

Market Recap:  The MSCI ACWI (All Country World Index) Index of global equities gained 8.32% for the year ending December 31, 2016. Amid early concerns about energy prices and global growth, central banks in Europe, Japan and China took action to reignite their economies. The U.S. Federal Reserve added fuel by relaxing its rate-hike stance. Stocks recovered nicely until the U.K.’s June vote to exit the European Union (Brexit) touched off near-tumult in global markets. After a sharp initial rebound, the MSCI index arced generally upward through year end, even as the Fed raised target rates in December. Small-cap stocks handily bested large-caps in both U.S. and overseas markets, and value-oriented stocks far outpaced growth counterparts. Regionally, Canada (+25%) and emerging markets (+12%) were helped by rising commodity prices. The U.S. (+12%) saw a notable bump-up around the time of the presidential election. Japan (+3%) lagged the index and the rest of the Asia Pacific group (+6%). Europe (+1%) and the U.K. (-1%) battled Brexit stress much of the year. Meanwhile, the Bloomberg Barclays U.S. Aggregate Bond Index rose 2.65%. Within the Bloomberg Barclays index, corporate credit led major segments; U.S. Treasuries lagged. Elsewhere, riskier, non-core fixed-income segments such as emerging-markets and U.S. high-yield debt posted strong gains; inflation-protected securities also outperformed.

Comments from Portfolio Manager Geoff Stein:  For the year, the fund's share classes gained about 3%, substantially trailing the 6.33% return of the Fidelity Asset Manager 50% Composite Index. Broadly negative U.S. equity selection, particularly in the health care sector, weighed on relative performance. The domestic stock subportfolio was positioned with an eye toward long-term growth. However, global macroeconomic and political uncertainty, particularly in the first half of the year, caused markets to shun faster-growing and economically sensitive companies in favor of those with lower volatility and higher yields. Elsewhere, beneficial security selection among investment-grade bonds was partially offset by negative results in foreign developed-markets equities. Asset allocation contributed meaningfully to relative performance, led by our fixed-income strategy, in which we used underweightings in cash and investment-grade bonds to help fund various out-of-benchmark positions. At period end, the fund was conservatively positioned versus its asset class benchmarks.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Note to shareholders:  On November 18, 2016, the fund’s domestic-equity component transitioned from a single, diversified subportfolio (previously managed by Bob Bertelson) to 10 sector central funds, providing broad market exposure while efficiently leveraging the stock-picking abilities of Fidelity’s sector specialists.

Investment Summary (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

Top Five Stocks as of December 31, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	0.7	1.2
Amazon.com, Inc.	0.6	0.2
Alphabet, Inc. Class C	0.4	0.0
Alphabet, Inc. Class A	0.4	0.5
Berkshire Hathaway, Inc. Class B	0.4	0.0
	2.5

Top Five Bond Issuers as of December 31, 2016

(with maturities greater than one year)	% of fund's net assets	% of fund's net assets 6 months ago
U.S. Treasury Obligations	12.0	8.8
Fannie Mae	3.7	5.1
Freddie Mac	2.3	2.9
Citigroup, Inc.	0.8	1.0
Petroleos Mexicanos	0.8	0.8
	19.6

Top Five Market Sectors as of December 31, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Financials	17.1	15.6
Consumer Discretionary	7.9	7.6
Information Technology	7.4	6.9
Health Care	6.2	10.2
Energy	5.9	7.3

Prior period industry classifications reflect the categories in place as of the date indicated and have not been adjusted to reflect current industry classifications.

Asset Allocation (% of fund's net assets)

As of December 31, 2016*
Stock Class and Equity Futures**	49.8%
Bond Class	39.4%
Short-Term Class	10.8%

 * Foreign investments - 23.2%

 ** Includes investment in Fidelity® Commodity Strategy Central Fund of 1.3%

As of June 30, 2016*
Stock Class and Equity Futures**	47.2%
Bond Class	43.0%
Short-Term Class	9.8%

 * Foreign investments - 21.3%

 ** Includes investment in Fidelity® Commodity Strategy Central Fund of 1.1%

Asset allocations in the pie charts reflect the categorization of assets as defined in the Fund's prospectus in effect as of the time periods indicated above. Financial Statement categorizations conform to accounting standards and will differ from the pie chart. Percentages are adjusted for the effect of future contracts and swap contracts, if applicable.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at institutional.fidelity.com.

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Investments December 31, 2016

Showing Percentage of Net Assets

Common Stocks - 0.0%
	Shares	Value
HEALTH CARE - 0.0%
Life Sciences Tools & Services - 0.0%
JHL Biotech, Inc. (a)
(Cost $1,910)	897	1,935

Fixed-Income Funds - 40.7%
Fidelity Emerging Markets Debt Central Fund (b)	624,362	6,124,996
Fidelity Floating Rate Central Fund (b)	118,703	12,285,711
Fidelity High Income Central Fund 1 (b)	326,539	32,013,869
Fidelity Inflation-Protected Bond Index Central Fund (b)	443,189	44,744,350
Fidelity VIP Investment Grade Central Fund (b)	3,553,441	370,197,532
TOTAL FIXED-INCOME FUNDS
(Cost $454,073,700)		465,366,458

Money Market Funds - 8.5%
Fidelity Cash Central Fund, 0.60% (c)	49,389,414	49,399,291
Fidelity Money Market Central Fund, 1.05% (c)	47,477,857	47,487,353
TOTAL MONEY MARKET FUNDS
(Cost $96,867,343)		96,886,644

Equity Funds - 50.8%
Domestic Equity Funds - 38.5%
Fidelity Commodity Strategy Central Fund (b)	2,186,795	14,301,637
Fidelity Consumer Discretionary Central Fund (b)	179,388	45,453,380
Fidelity Consumer Staples Central Fund (b)	146,808	32,043,736
Fidelity Energy Central Fund (b)	213,577	28,888,419
Fidelity Financials Central Fund (b)	861,925	82,546,583
Fidelity Health Care Central Fund (b)	158,734	50,831,429
Fidelity Industrials Central Fund (b)	157,964	41,070,736
Fidelity Information Technology Central Fund (b)	269,407	86,390,878
Fidelity Materials Central Fund (b)	55,470	12,312,600
Fidelity Real Estate Equity Central Fund (b)	75,926	8,276,715
Fidelity Telecom Services Central Fund (b)	55,103	11,006,724
Fidelity Utilities Central Fund (b)	76,836	12,338,358
iShares S&P 500 Index ETF	62,696	14,105,973

TOTAL DOMESTIC EQUITY FUNDS		439,567,168

International Equity Funds - 12.3%
Fidelity Emerging Markets Equity Central Fund (b)	101,315	19,284,313
Fidelity International Equity Central Fund (b)	1,377,695	101,150,360
iShares Core MSCI Emerging Markets ETF	460,533	19,549,626

TOTAL INTERNATIONAL EQUITY FUNDS		139,984,299

TOTAL EQUITY FUNDS
(Cost $563,377,857)		579,551,467
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $1,114,320,810)		1,141,806,504
NET OTHER ASSETS (LIABILITIES) - 0.0%		(146,491)
NET ASSETS - 100%		$1,141,660,013

Security Type Abbreviations

ETF – Exchange-Traded Fund

Legend

 (a) Non-income producing

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, other than the Commodity Strategy Central Fund, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$ 268,444
Fidelity Commodity Strategy Central Fund	49,025
Fidelity Consumer Discretionary Central Fund	146,944
Fidelity Consumer Staples Central Fund	131,169
Fidelity Emerging Markets Debt Central Fund	436,172
Fidelity Emerging Markets Equity Central Fund	438,655
Fidelity Energy Central Fund	83,739
Fidelity Financials Central Fund	323,649
Fidelity Floating Rate Central Fund	632,595
Fidelity Health Care Central Fund	102,118
Fidelity High Income Central Fund 1	3,176,533
Fidelity Industrials Central Fund	133,090
Fidelity Inflation-Protected Bond Index Central Fund	22,284
Fidelity Information Technology Central Fund	162,922
Fidelity International Equity Central Fund	2,067,141
Fidelity Materials Central Fund	49,464
Fidelity Money Market Central Fund	255,504
Fidelity Real Estate Equity Central Fund	271,533
Fidelity Securities Lending Cash Central Fund	71,690
Fidelity Telecom Services Central Fund	21,989
Fidelity Utilities Central Fund	101,888
Fidelity VIP Investment Grade Central Fund	11,722,544
Total	$20,669,092

Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:

Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$4,417,018	$15,086,167	$7,073,213	$14,301,637	3.0%
Fidelity Consumer Discretionary Central Fund	--	45,304,909*	648,240	45,453,380	2.7%
Fidelity Consumer Staples Central Fund	--	31,903,914*	452,057	32,043,736	2.5%
Fidelity Emerging Markets Debt Central Fund	5,849,849	474,608	694,658	6,124,996	5.3%
Fidelity Emerging Markets Equity Central Fund	17,266,161	3,306,923	3,232,385	19,284,313	4.8%
Fidelity Energy Central Fund	--	27,506,801*	381,621	28,888,419	2.6%
Fidelity Financials Central Fund	--	79,370,049*	1,124,997	82,546,583	2.8%
Fidelity Floating Rate Central Fund	12,262,439	767,525	1,441,394	12,285,711	0.7%
Fidelity Health Care Central Fund	--	53,228,512*	768,164	50,831,429	2.6%
Fidelity High Income Central Fund 1	58,949,570	3,587,133	34,745,674	32,013,869	4.9%
Fidelity Industrials Central Fund	--	40,985,195*	580,046	41,070,736	2.7%
Fidelity Inflation-Protected Bond Index Central Fund	35,375,063	13,166,265	5,196,207	44,744,350	4.7%
Fidelity Information Technology Central Fund	--	87,839,990*	1,233,587	86,390,878	2.6%
Fidelity International Equity Central Fund	118,004,789	2,970,619	17,953,500	101,150,360	4.8%
Fidelity Materials Central Fund	--	12,142,506*	169,985	12,312,600	2.9%
Fidelity Real Estate Equity Central Fund	14,123,909	359,165	7,096,125	8,276,715	4.9%
Fidelity Telecom Services Central Fund	--	10,433,169*	141,722	11,006,724	2.7%
Fidelity Utilities Central Fund	--	12,025,493*	166,702	12,338,358	2.7%
Fidelity VIP Investment Grade Central Fund	435,975,868	38,236,232	106,334,448	370,197,532	7.6%
Total	$702,224,666	$478,695,175	$189,434,725	$1,011,262,326

 * Includes the value of shares purchased through in-kind transactions. See Note 2 of the Notes to Financial Statements.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Other Information

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds. Percentages in the below tables are adjusted for the effect of TBA Sale Commitments.

The composition of credit quality ratings as a percentage of Total Net Assets is as follows (Unaudited):

U.S. Government and U.S. Government Agency Obligations	20.8%
AAA,AA,A	3.2%
BBB	9.9%
BB	4.4%
B	2.5%
CCC,CC,C	0.4%
Not Rated	6.4%
Equities	48.3%
Short-Term Investments and Net Other Assets	4.1%
100.0%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	71.9%
United Kingdom	3.7%
Japan	2.7%
Canada	2.1%
Germany	1.6%
Netherlands	1.4%
Cayman Islands	1.3%
Switzerland	1.1%
Ireland	1.0%
Others (Individually Less Than 1%)	13.2%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		December 31, 2016
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $33,774,527)	$33,657,534
Fidelity Central Funds (cost $1,080,546,283)	1,108,148,970
Total Investments (cost $1,114,320,810)		$1,141,806,504
Receivable for investments sold		451,563
Receivable for fund shares sold		245,479
Dividends receivable		20,732
Distributions receivable from Fidelity Central Funds		49,983
Prepaid expenses		2,192
Other receivables		51,164
Total assets		1,142,627,617
Liabilities
Payable for investments purchased	$36,661
Payable for fund shares redeemed	231,800
Accrued management fee	474,418
Transfer agent fee payable	75,479
Distribution and service plan fees payable	4,964
Other affiliated payables	41,706
Other payables and accrued expenses	102,576
Total liabilities		967,604
Net Assets		$1,141,660,013
Net Assets consist of:
Paid in capital		$1,012,127,239
Undistributed net investment income		4,066,828
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		97,980,729
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		27,485,217
Net Assets		$1,141,660,013
Initial Class:
Net Asset Value, offering price and redemption price per share ($932,247,576 ÷ 60,988,255 shares)		$15.29
Service Class:
Net Asset Value, offering price and redemption price per share ($5,437,273 ÷ 358,566 shares)		$15.16
Service Class 2:
Net Asset Value, offering price and redemption price per share ($21,650,707 ÷ 1,447,434 shares)		$14.96
Investor Class:
Net Asset Value, offering price and redemption price per share ($182,324,457 ÷ 11,994,464 shares)		$15.20

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended December 31, 2016
Investment Income
Dividends		$4,986,884
Interest		1,439
Income from Fidelity Central Funds		20,669,092
Total income		25,657,415
Expenses
Management fee	$5,848,303
Transfer agent fees	926,233
Distribution and service plan fees	62,808
Accounting and security lending fees	484,633
Custodian fees and expenses	36,992
Independent trustees' fees and expenses	5,366
Depreciation in deferred trustee compensation account	(59)
Audit	56,845
Legal	8,909
Miscellaneous	9,993
Total expenses before reductions	7,440,023
Expense reductions	(35,828)	7,404,195
Net investment income (loss)		18,253,220
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	84,351,523
Redemptions in-kind with affiliated entities	25,506,495
Fidelity Central Funds	(2,439,937)
Foreign currency transactions	97,604
Futures contracts	1,238,130
Capital gain distributions from Fidelity Central Funds	6,555,584
Total net realized gain (loss)		115,309,399
Change in net unrealized appreciation (depreciation) on: Investment securities	(98,456,008)
Assets and liabilities in foreign currencies	(5,078)
Futures contracts	(201,409)
Total change in net unrealized appreciation (depreciation)		(98,662,495)
Net gain (loss)		16,646,904
Net increase (decrease) in net assets resulting from operations		$34,900,124

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended December 31, 2016	Year ended December 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$18,253,220	$21,404,145
Net realized gain (loss)	115,309,399	30,934,190
Change in net unrealized appreciation (depreciation)	(98,662,495)	(48,766,137)
Net increase (decrease) in net assets resulting from operations	34,900,124	3,572,198
Distributions to shareholders from net investment income	(16,780,341)	(20,099,593)
Distributions to shareholders from net realized gain	(51,039,372)	(90,567,976)
Total distributions	(67,819,713)	(110,667,569)
Share transactions - net increase (decrease)	(55,998,408)	4,619,610
Total increase (decrease) in net assets	(88,917,997)	(102,475,761)
Net Assets
Beginning of period	1,230,578,010	1,333,053,771
End of period	$1,141,660,013	$1,230,578,010
Other Information
Undistributed net investment income end of period	$4,066,828	$–
Distributions in excess of net investment income end of period	$–	$(55,704)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — VIP Asset Manager Portfolio Initial Class

Years ended December 31,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$15.76	$17.15	$17.24	$15.17	$13.80
Income from Investment Operations
Net investment income (loss)A	.24	.27	.27	.23	.23
Net realized and unrealized gain (loss)	.18	(.22)	.72	2.15	1.49
Total from investment operations	.42	.05	.99	2.38	1.72
Distributions from net investment income	(.23)	(.26)	(.27)	(.26)	(.24)
Distributions from net realized gain	(.66)	(1.17)	(.81)	(.04)	(.11)
Total distributions	(.89)	(1.44)B	(1.08)	(.31)C	(.35)
Net asset value, end of period	$15.29	$15.76	$17.15	$17.24	$15.17
Total ReturnD,E	3.14%	.14%	5.83%	15.71%	12.48%
Ratios to Average Net AssetsF,G
Expenses before reductions	.62%	.62%	.61%	.62%	.63%
Expenses net of fee waivers, if any	.61%	.62%	.61%	.62%	.63%
Expenses net of all reductions	.61%	.61%	.61%	.61%	.62%
Net investment income (loss)	1.57%	1.65%	1.54%	1.40%	1.57%
Supplemental Data
Net assets, end of period (000 omitted)	$932,248	$1,008,018	$1,117,675	$1,160,093	$1,114,021
Portfolio turnover rateH	108%	39%	30%	41%	47%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $1.44 per share is comprised of distributions from net investment income of $.263 and distributions from net realized gain of $1.174 per share.

 C Total distributions of $.31 per share is comprised of distributions from net investment income of $.264 and distributions from net realized gain of $.041 per share.

 D Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds ranged from less than .005% to .09%.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — VIP Asset Manager Portfolio Service Class

Years ended December 31,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$15.64	$17.03	$17.13	$15.08	$13.71
Income from Investment Operations
Net investment income (loss)A	.22	.25	.25	.21	.21
Net realized and unrealized gain (loss)	.18	(.22)	.71	2.13	1.49
Total from investment operations	.40	.03	.96	2.34	1.70
Distributions from net investment income	(.22)	(.24)	(.25)	(.24)	(.22)
Distributions from net realized gain	(.66)	(1.17)	(.81)	(.04)	(.11)
Total distributions	(.88)	(1.42)B	(1.06)	(.29)C	(.33)
Net asset value, end of period	$15.16	$15.64	$17.03	$17.13	$15.08
Total ReturnD,E	3.01%	.03%	5.69%	15.53%	12.43%
Ratios to Average Net AssetsF,G
Expenses before reductions	.72%	.72%	.73%	.74%	.74%
Expenses net of fee waivers, if any	.71%	.72%	.73%	.73%	.74%
Expenses net of all reductions	.71%	.72%	.73%	.73%	.73%
Net investment income (loss)	1.47%	1.54%	1.43%	1.28%	1.45%
Supplemental Data
Net assets, end of period (000 omitted)	$5,437	$5,806	$6,990	$7,970	$8,429
Portfolio turnover rateH	108%	39%	30%	41%	47%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $1.42 per share is comprised of distributions from net investment income of $.244 and distributions from net realized gain of $1.174 per share.

 C Total distributions of $.29 per share is comprised of distributions from net investment income of $.244 and distributions from net realized gain of $.041 per share.

 D Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds ranged from less than .005% to .09%.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — VIP Asset Manager Portfolio Service Class 2

Years ended December 31,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$15.45	$16.83	$16.94	$14.92	$13.57
Income from Investment Operations
Net investment income (loss)A	.20	.23	.22	.18	.19
Net realized and unrealized gain (loss)	.17	(.21)	.70	2.10	1.47
Total from investment operations	.37	.02	.92	2.28	1.66
Distributions from net investment income	(.20)	(.22)	(.22)	(.22)	(.19)
Distributions from net realized gain	(.66)	(1.17)	(.81)	(.04)	(.11)
Total distributions	(.86)	(1.40)B	(1.03)	(.26)	(.31)C
Net asset value, end of period	$14.96	$15.45	$16.83	$16.94	$14.92
Total ReturnD,E	2.84%	(.06)%	5.54%	15.34%	12.24%
Ratios to Average Net AssetsF,G
Expenses before reductions	.87%	.87%	.88%	.88%	.89%
Expenses net of fee waivers, if any	.86%	.87%	.88%	.88%	.89%
Expenses net of all reductions	.86%	.87%	.87%	.88%	.88%
Net investment income (loss)	1.32%	1.39%	1.28%	1.14%	1.30%
Supplemental Data
Net assets, end of period (000 omitted)	$21,651	$24,520	$28,230	$31,119	$29,966
Portfolio turnover rateH	108%	39%	30%	41%	47%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $1.40 per share is comprised of distributions from net investment income of $.221 and distributions from net realized gain of $1.174 per share.

 C Total distributions of $.31 per share is comprised of distributions from net investment income of $.194 and distributions from net realized gain of $.113 per share.

 D Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds ranged from less than .005% to .09%.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — VIP Asset Manager Portfolio Investor Class

Years ended December 31,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$15.68	$17.07	$17.17	$15.11	$13.74
Income from Investment Operations
Net investment income (loss)A	.23	.26	.25	.21	.22
Net realized and unrealized gain (loss)	.17	(.22)	.72	2.14	1.49
Total from investment operations	.40	.04	.97	2.35	1.71
Distributions from net investment income	(.22)	(.25)	(.26)	(.25)	(.22)
Distributions from net realized gain	(.66)	(1.17)	(.81)	(.04)	(.11)
Total distributions	(.88)	(1.43)B	(1.07)	(.29)	(.34)C
Net asset value, end of period	$15.20	$15.68	$17.07	$17.17	$15.11
Total ReturnD,E	3.01%	.07%	5.73%	15.62%	12.44%
Ratios to Average Net AssetsF,G
Expenses before reductions	.70%	.70%	.70%	.71%	.71%
Expenses net of fee waivers, if any	.70%	.70%	.70%	.70%	.71%
Expenses net of all reductions	.69%	.69%	.69%	.70%	.70%
Net investment income (loss)	1.49%	1.57%	1.46%	1.31%	1.48%
Supplemental Data
Net assets, end of period (000 omitted)	$182,324	$192,234	$180,160	$138,902	$111,985
Portfolio turnover rateH	108%	39%	30%	41%	47%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $1.43 per share is comprised of distributions from net investment income of $.251 and distributions from net realized gain of $1.174 per share.

 C Total distributions of $.34 per share is comprised of distributions from net investment income of $.223 and distributions from net realized gain of $.113 per share.

 D Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .005% to .09%.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended December 31, 2016

1. Organization.

VIP Asset Manager Portfolio (the Fund) is a fund of Variable Insurance Products Fund V (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class shares, Service Class 2 shares and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

During the period, the Fund exchanged investments for shares of ten Fidelity Equity Sector Central Funds all of which are affiliated investment companies managed by FMR Co., Inc. (FMRC), an affiliate of FMR. Each of the Fidelity Equity Sector Central Funds seeks capital appreciation and invests primarily in securities of companies whose principal business activities fall within specific industries. The Fund delivered investments to each Fidelity Equity Sector Central Fund in exchange for shares of each respective Fidelity Equity Sector Central Fund, as presented in the accompanying table. The Fund recognized net realized gain of $25,506,495 for book purposes and net realized gain of $25,026,283 for federal income tax purposes.

Fidelity Equity Sector Central Fund	Value of Investments and Cash Delivered	Shares of Fidelity Equity Sector Central Funds Exchanged
Fidelity Consumer Discretionary Central Fund	$45,153,352	181,324
Fidelity Consumer Staples Central Fund	31,321,938	146,145
Fidelity Energy Central Fund	27,399,296	215,607
Fidelity Financials Central Fund	78,935,260	869,139
Fidelity Health Care Central Fund	53,120,988	160,788
Fidelity Industrials Central Fund	40,710,959	159,126
Fidelity Information Technology Central Fund	87,115,168	270,915
Fidelity Materials Central Fund	12,091,823	56,001
Fidelity Telecom Services Central Fund	10,313,634	55,191
Fidelity Utilities Central Fund	11,922,360	77,223
Total	$398,084,778	2,191,459

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The following summarizes the Fund's investment in each Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Commodity Strategy Central Fund	Geode Capital Management, LLC (Geode)	Seeks to provide investment returns that correspond to the performance of the commodities market.	Investment in commodity-related investments through a wholly-owned subsidiary organized under the laws of the Cayman Islands Futures	.06%
Fidelity Equity Central Funds	FMRC	Each fund seeks capital appreciation by investing primarily in common stocks, with a concentration in a particular industry.	Foreign Securities Restricted Securities	Less than .005% to .01%
Fidelity Emerging Markets Debt Central Fund	FMRC	Seeks high total return by normally investing in debt securities of issuers in emerging markets and other debt investments that are tied economically to emerging markets.	Foreign Securities Loans & Direct Debt Instruments Restricted Securities	.01%
Fidelity Emerging Markets Equity Central Fund	FMRC	Seeks capital appreciation by investing primarily in equity securities of issuers in emerging markets.	Foreign Securities Futures	.09%
Fidelity International Equity Central Fund	FMRC	Seeks capital appreciation by investing primarily in non-U.S. based common stocks, including securities of issuers located in emerging markets.	Delayed Delivery & When Issued Securities Foreign Securities Futures	.01%
Fidelity Floating Rate Central Fund	FMRC	Seeks a high level of income by normally investing in floating rate loans and other floating rate securities.	Loans & Direct Debt Instruments Restricted Securities	Less than .005%
Fidelity High Income Central Fund 1	FMRC	Seeks a high level of income and may also seek capital appreciation by investing primarily in debt securities, preferred stocks, and convertible securities, with an emphasis on lower-quality debt securities.	Loans & Direct Debt Instruments Restricted Securities	Less than .005%
Fidelity Inflation-Protected Bond Index Central Fund	Fidelity Investment Money Management, Inc. (FIMM)	Seeks to provide investment results that correspond to the performance of the inflation-protected United States Treasury market, and may invest in derivatives.		Less than .005%
Fidelity VIP Investment Grade Central Fund	FIMM	Seeks a high level of current income by normally investing in investment-grade debt securities and repurchase agreements.	Delayed Delivery & When Issued Securities Futures Repurchase Agreements Restricted Securities Swaps	Less than .005%
Fidelity Real Estate Equity Central Fund	FMRC	Seeks above-average income and long-term capital growth by investing primarily in equity securities of issuers in the real estate industry.		.01%
Fidelity Money Market Central Funds	FIMM	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at institutional.fidelity.com. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Exchange-Traded Funds (ETFs) are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known. Expenses included in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses of the Fidelity Central Funds. Although not included in the Fund's expenses, the Fund indirectly bears its proportionate share of the Fidelity Central Funds' expenses through the impact of these expenses on each Fidelity Central Fund's NAV.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of December 31, 2016, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to short-term capital gains distributions from the Fidelity Central Funds, futures contracts, foreign currency transactions, market discount, partnerships (including allocations from Fidelity Central Funds), deferred trustees compensations and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$31,457,762
Gross unrealized depreciation	(2,919,907)
Net unrealized appreciation (depreciation) on securities	$28,537,855
Tax Cost	$1,113,268,649

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$9,019,263
Undistributed long-term capital gain	$101,623,174
Net unrealized appreciation (depreciation) on securities and other investments	$28,537,378

The tax character of distributions paid was as follows:

	December 31, 2016	December 31, 2015
Ordinary Income	$19,066,818	$ 21,644,920
Long-term Capital Gains	48,752,895	89,022,649
Total	$67,819,713	$ 110,667,569

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end.

During the period the Fund recognized net realized gain (loss) of $1,238,130 and a change in net unrealized appreciation (depreciation) of $(201,409) related to its investment in futures contracts. These amounts are included in the Statement of Operations.

5. Purchases and Sales of Investments.

Purchases and sales of securities (including the Equity and Fixed-Income Central Funds and in-kind transactions), other than short-term securities, aggregated $1,165,984,233 and $1,279,091,272, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .25% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annual management fee rate was .50% of the Fund's average net assets.

The investment adviser pays a portion of the management fees received from the Fund to the Fidelity Central Funds' investment advisers, who are also affiliates, for managing the assets of the Fidelity Central Funds.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets.

For the period, total fees, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services, were as follows:

Service Class	$5,466
Service Class 2	57,342
$62,808

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each class. Each class (with the exception of Investor Class) pays a fee for transfer agent services, typesetting, and printing and mailing of shareholder reports, excluding mailing of proxy statements, equal to an annual rate of .07 (.15% for Investor Class) of class-level average net assets. For the period, transfer agent fees for each class were as follows:

Initial Class	$631,920
Service Class	3,608
Service Class 2	15,138
Investor Class	275,567
$926,233

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $25,652 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $3,044 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. At period end, there were no security loans outstanding. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $71,690, including $2 from securities loaned to FCM.

9. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $26,763 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $209.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $8,856.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Year ended December 31, 2016	Year ended December 31, 2015
From net investment income
Initial Class	$13,821,541	$16,635,429
Service Class	76,683	89,574
Service Class 2	279,837	362,301
Investor Class	2,602,280	3,012,289
Total	$16,780,341	$20,099,593
From net realized gain
Initial Class	$41,681,420	$75,551,716
Service Class	238,350	460,907
Service Class 2	1,029,679	1,958,727
Investor Class	8,089,923	12,596,626
Total	$51,039,372	$90,567,976

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares	Shares	Dollars	Dollars
	Year ended December 31, 2016	Year ended December 31, 2015	Year ended December 31, 2016	Year ended December 31, 2015
Initial Class
Shares sold	1,290,206	1,672,902	$19,484,990	$27,640,893
Reinvestment of distributions	3,880,843	5,676,691	55,502,961	92,187,145
Shares redeemed	(8,145,784)	(8,565,186)	(123,758,618)	(141,192,707)
Net increase (decrease)	(2,974,735)	(1,215,593)	$(48,770,667)	$(21,364,669)
Service Class
Shares sold	44,130	45,400	$659,599	$750,309
Reinvestment of distributions	22,215	34,136	315,033	550,481
Shares redeemed	(78,937)	(118,820)	(1,179,590)	(1,951,896)
Net increase (decrease)	(12,592)	(39,284)	$(204,958)	$(651,106)
Service Class 2
Shares sold	128,482	160,158	$1,904,313	$2,610,339
Reinvestment of distributions	93,818	145,682	1,309,516	2,321,028
Shares redeemed	(362,365)	(395,476)	(5,387,283)	(6,360,083)
Net increase (decrease)	(140,065)	(89,636)	$(2,173,454)	$(1,428,716)
Investor Class
Shares sold	742,710	1,787,640	$11,129,163	$29,509,426
Reinvestment of distributions	751,874	967,074	10,692,203	15,608,915
Shares redeemed	(1,761,126)	(1,049,116)	(26,670,695)	(17,054,240)
Net increase (decrease)	(266,542)	1,705,598	$(4,849,329)	$28,064,101

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were the owners of record of 37% of the total outstanding shares of the Fund and two otherwise unaffiliated shareholders were the owners of record of 28% of the total outstanding shares of the Fund.

Report of Independent Registered Public Accounting Firm

To the Trustees of Variable Insurance Products Fund V and Shareholders of VIP Asset Manager Portfolio:

We have audited the accompanying statement of assets and liabilities of VIP Asset Manager Portfolio (the Fund), a fund of Variable Insurance Products Fund V, including the schedule of investments, as of December 31, 2016, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2016, by correspondence with the custodians and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of VIP Asset Manager Portfolio as of December 31, 2016, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for the each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts
February 21, 2017

Trustees and Officers

The Trustees, Members of the Advisory Board (if any), and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance.  Each of the Trustees oversees 243 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs.  The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Board Structure and Oversight Function. Abigail P. Johnson is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Marie L. Knowles serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, asset allocation and certain equity funds, and other Boards oversee Fidelity's high income, sector and other equity funds. The asset allocation funds may invest in Fidelity® funds that are overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks.  The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees.  In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board.  Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Abigail P. Johnson (1961)

Year of Election or Appointment: 2009

Trustee

Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity® funds. Ms. Johnson serves as Chairman (2016-present), Chief Executive Officer (2014-present), and Director (2007-present) of FMR LLC (diversified financial services company), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (investment adviser firm, 2011-present) and Chairman and Director of FMR (investment adviser firm, 2011-present). Previously, Ms. Johnson served as Vice Chairman (2007-2016) and President (2013-2016) of FMR LLC, President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc. (investment adviser firm), and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity® funds (2001-2005), and managed a number of Fidelity® funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

Jennifer Toolin McAuliffe (1959)

Year of Election or Appointment: 2016

Trustee

Ms. McAuliffe also serves as Trustee of other Fidelity® funds. Ms. McAuliffe previously served as a Member of the Advisory Board of certain Fidelity® funds (2016) and as Co-Head of Fixed Income of Fidelity Investments Limited (now known as FIL Limited (FIL)) (diversified financial services company). Earlier roles at FIL included Director of Research for FIL’s credit and quantitative teams in London, Hong Kong and Tokyo. Ms. McAuliffe also was the Director of Research for taxable and municipal bonds at Fidelity Investments Money Management, Inc. Ms. McAuliffe is also a director or trustee of several not-for-profit entities.

 * Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Elizabeth S. Acton (1951)

Year of Election or Appointment: 2013

Trustee

Ms. Acton also serves as Trustee of other Fidelity® funds. Prior to her retirement in April 2012, Ms. Acton was Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011), and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board of Directors and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present). Previously, Ms. Acton served as a Member of the Advisory Board of certain Fidelity® funds (2013-2016).

John Engler (1948)

Year of Election or Appointment: 2014

Trustee

Mr. Engler also serves as Trustee of other Fidelity® funds. He serves as president of the Business Roundtable (2011-present), and on the board of directors for Universal Forest Products (manufacturer and distributor of wood and wood-alternative products, 2003-present) and K12 Inc. (technology-based education company, 2012-present). Previously, Mr. Engler served as a Member of the Advisory Board of certain Fidelity® funds (2014-2016), a trustee of The Munder Funds (2003-2014), president and CEO of the National Association of Manufacturers (2004-2011), member of the Board of Trustees of the Annie E. Casey Foundation (2004-2015), and as governor of Michigan (1991-2003). He is a past chairman of the National Governors Association.

Albert R. Gamper, Jr. (1942)

Year of Election or Appointment: 2007

Trustee

Mr. Gamper also serves as Trustee of other Fidelity® funds. Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), and Member of the Board of Trustees of Barnabas Health Care System (1997-present). Previously, Mr. Gamper served as Chairman (2012-2015) and Vice Chairman (2011-2012) of the Independent Trustees of certain Fidelity® funds and as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (1951)

Year of Election or Appointment: 2010

Trustee

Mr. Gartland also serves as Trustee of other Fidelity® funds. Mr. Gartland is Chairman and an investor in Gartland & Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (1947)

Year of Election or Appointment: 2008

Trustee

Vice Chairman of the Independent Trustees

Mr. Johnson also serves as Trustee of other Fidelity® funds. Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation plc (diversified power management, 2009-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008), AGL Resources, Inc. (holding company, 2002-2016), and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)

Year of Election or Appointment: 2009

Trustee

Mr. Kenneally also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management. Before joining Credit Suisse, he was an Executive Vice President and Chief Investment Officer for Bank of America Corporation. Earlier roles at Bank of America included Director of Research, Senior Portfolio Manager and Research Analyst, and Mr. Kenneally was awarded the Chartered Financial Analyst (CFA) designation in 1991.

Marie L. Knowles (1946)

Year of Election or Appointment: 2001

Trustee

Chairman of the Independent Trustees

Ms. Knowles also serves as Trustee of other Fidelity® funds. Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company (pipeline and tanker operations). Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is a member of the Board of the Santa Catalina Island Company (real estate, 2009-present). Ms. Knowles is a Member of the Investment Company Institute Board of Governors and a Member of the Governing Council of the Independent Directors Council (2014-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007), URS Corporation (engineering and construction, 2000-2003) and America West (airline, 1999-2002). Ms. Knowles previously served as Vice Chairman of the Independent Trustees of certain Fidelity® funds (2012-2015).

Mark A. Murray (1954)

Year of Election or Appointment: 2016

Trustee

Mr. Murray also serves as Trustee of other Fidelity® funds. Mr. Murray is Vice Chairman (2013-present) of Meijer, Inc. (regional retail chain). Previously, Mr. Murray served as a Member of the Advisory Board of certain Fidelity® funds (2016) and as Co-Chief Executive Officer (2013-2016) and President (2006-2013) of Meijer, Inc. Mr. Murray serves as a member of the Board of Directors and Nuclear Review and Public Policy and Responsibility Committees of DTE Energy Company (diversified energy company, 2009-present). Mr. Murray also serves as a member of the Board of Directors of Spectrum Health (not-for-profit health system, 2015-present). Mr. Murray previously served as President of Grand Valley State University (2001-2006), Treasurer for the State of Michigan (1999-2001), Vice President of Finance and Administration for Michigan State University (1998-1999), and a member of the Board of Directors and Audit Committee and Chairman of the Nominating and Corporate Governance Committee of Universal Forest Products, Inc. (manufacturer and distributor of wood and wood-alternative products, 2004-2016). Mr. Murray is also a director or trustee of many community and professional organizations.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Advisory Board Members and Officers:

Correspondence intended for an officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Marc R. Bryant (1966)

Year of Election or Appointment: 2015

Secretary and Chief Legal Officer (CLO)

Mr. Bryant also serves as Secretary and CLO of other funds. Mr. Bryant serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company (investment adviser firm, 2015-present) and FMR Co., Inc. (investment adviser firm, 2015-present); Secretary of Fidelity SelectCo, LLC (investment adviser firm, 2015-present) and Fidelity Investments Money Management, Inc. (investment adviser firm, 2015-present); and CLO of Fidelity Management & Research (Hong Kong) Limited and FMR Investment Management (UK) Limited (investment adviser firms, 2015-present) and Fidelity Management & Research (Japan) Limited (investment adviser firm, 2016-present). He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company). Previously, Mr. Bryant served as Secretary and CLO of Fidelity Rutland Square Trust II (2010-2014) and Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds (2013-2015). Prior to joining Fidelity Investments, Mr. Bryant served as a Senior Vice President and the Head of Global Retail Legal for AllianceBernstein L.P. (2006-2010), and as the General Counsel for ProFund Advisors LLC (2001-2006).

Jeffrey S. Christian (1961)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Christian also serves as Assistant Treasurer of other funds. Mr. Christian is an employee of Fidelity Investments (2003-present).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds, and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Adrien E. Deberghes (1967)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2016-present) and is an employee of Fidelity Investments (2008-present). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005). Previously, Mr. Deberghes served in other fund officer roles.

Stephanie J. Dorsey (1969)

Year of Election or Appointment: 2013

President and Treasurer

Ms. Dorsey also serves as an officer of other funds. She is an employee of Fidelity Investments (2008-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Howard J. Galligan III (1966)

Year of Election or Appointment: 2014

Chief Financial Officer

Mr. Galligan also serves as Chief Financial Officer of other funds. Mr. Galligan serves as President of Fidelity Pricing and Cash Management Services (FPCMS) (2014-present) and as a Director of Strategic Advisers, Inc. (investment adviser firm, 2008-present). Previously, Mr. Galligan served as Chief Administrative Officer of Asset Management (2011-2014) and Chief Operating Officer and Senior Vice President of Investment Support for Strategic Advisers, Inc. (2003-2011).

Scott C. Goebel (1968)

Year of Election or Appointment: 2015

Vice President

Mr. Goebel serves as Vice President of other funds and is an employee of Fidelity Investments (2001-present). Previously, Mr. Goebel served as Senior Vice President of Fidelity Management & Research Company (FMR) (investment adviser firm, 2016), Secretary of Fidelity SelectCo, LLC (investment adviser firm, 2013-2015), Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2010-2015), and Fidelity Research and Analysis Company (FRAC) (investment adviser firm, 2010-2015); General Counsel, Secretary, and Senior Vice President of FMR (investment adviser firm, 2008-2015) and FMR Co., Inc. (investment adviser firm, 2008-2015); Assistant Secretary of Fidelity Management & Research (Japan) Limited (investment adviser firm, 2008-2015) and Fidelity Management & Research (U.K.) Inc. (investment adviser firm, 2008-2015); Chief Legal Officer (CLO) of Fidelity Management & Research (Hong Kong) Limited (investment adviser firm, 2008-2015); Secretary and CLO of certain Fidelity® funds (2008-2015); Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and certain funds (2007-2008); and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

Colm A. Hogan (1973)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan is an employee of Fidelity Investments (2005-present).

Chris Maher (1972)

Year of Election or Appointment: 2013

Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

John B. McGinty, Jr. (1962)

Year of Election or Appointment: 2016

Chief Compliance Officer

Mr. McGinty also serves as Chief Compliance Officer of other funds. Mr. McGinty is Senior Vice President of Asset Management Compliance for Fidelity Investments and is an employee of Fidelity Investments (2016-present). Mr. McGinty previously served as Vice President, Senior Attorney at Eaton Vance Management (investment management firm, 2015-2016), and prior to Eaton Vance as global CCO for all firm operations and registered investment companies at GMO LLC (investment management firm, 2009-2015). Before joining GMO LLC, Mr. McGinty served as Senior Vice President, Deputy General Counsel for Fidelity Investments (2007-2009).

John F. Papandrea (1972)

Year of Election or Appointment: 2016

Anti-Money Laundering (AML) Officer

Mr. Papandrea also serves as AML Officer of other funds. Mr. Papandrea is Vice President of FMR LLC (diversified financial services company, 2008-present) and is an employee of Fidelity Investments (2005-present).

Jason P. Pogorelec (1975)

Year of Election or Appointment: 2015

Assistant Secretary

Mr. Pogorelec also serves as Assistant Secretary of other funds. Mr. Pogorelec serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2006-present).

Nancy D. Prior (1967)

Year of Election or Appointment: 2014

Vice President

Ms. Prior also serves as Vice President of other funds. Ms. Prior serves as a Director of FMR Investment Management (UK) Limited (investment adviser firm, 2015-present), President (2016-present) and Director (2014-present) of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm), President, Fixed Income (2014-present), Vice Chairman of FIAM LLC (investment adviser firm, 2014-present), and is an employee of Fidelity Investments (2002-present). Previously, Ms. Prior served as Vice President of Fidelity's Money Market Funds (2012-2014), President, Money Market and Short Duration Bond Group of Fidelity Management & Research (FMR) (investment adviser firm, 2013-2014), President, Money Market Group of FMR (2011-2013), Managing Director of Research (2009-2011), Senior Vice President and Deputy General Counsel (2007-2009), and Assistant Secretary of certain Fidelity® funds (2008-2009).

Stacie M. Smith (1974)

Year of Election or Appointment: 2013

Assistant Treasurer

Ms. Smith also serves as an officer of other funds. She is an employee of Fidelity Investments (2009-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Deputy Treasurer of certain Fidelity® funds (2013-2016).

Marc L. Spector (1972)

Year of Election or Appointment: 2016

Deputy Treasurer

Mr. Spector also serves as an officer of other funds. Mr. Spector is an employee of Fidelity Investments (2016-present). Prior to joining Fidelity Investments, Mr. Spector served as Director at the Siegfried Group (accounting firm, 2013-2016), and prior to Siegfried Group as audit senior manager at Deloitte & Touche (accounting firm, 2005-2013).

Renee Stagnone (1975)

Year of Election or Appointment: 2016

Assistant Treasurer

Ms. Stagnone also serves as an officer of other funds. Ms. Stagnone is an employee of Fidelity Investments (1997-present). Previously, Ms. Stagnone served as Deputy Treasurer of certain Fidelity® funds (2013-2016).

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2016 to December 31, 2016).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value July 1, 2016	Ending Account Value December 31, 2016	Expenses Paid During Period-B July 1, 2016 to December 31, 2016
Initial Class	.62%
Actual		$1,000.00	$1,031.20	$3.17
Hypothetical-C		$1,000.00	$1,022.02	$3.15
Service Class	.72%
Actual		$1,000.00	$1,030.60	$3.68
Hypothetical-C		$1,000.00	$1,021.52	$3.66
Service Class 2.87%
Actual		$1,000.00	$1,030.30	$4.44
Hypothetical-C		$1,000.00	$1,020.76	$4.42
Investor Class	.70%
Actual		$1,000.00	$1,030.70	$3.57
Hypothetical-C		$1,000.00	$1,021.62	$3.56

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in each Class' annualized expense ratio. In addition to the expenses noted above, the Fund also indirectly bears its proportional share of the expenses of the underlying Fidelity Central Funds. Annualized expenses of the underlying non-money market Fidelity Central Funds as of their most recent fiscal half year ranged from less than .005% to .09%.

 C 5% return per year before expenses

Distributions (Unaudited)

The Board of Trustees of VIP II Asset Manager Portfolio voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities, and dividends derived from net investment income:

	Pay Date	Record Date	Dividends	Capital Gains

Initial Class	02/10/17	02/10/17	$0.056	$1.447
Service Class	02/10/17	02/10/17	$0.054	$1.447
Service Class 2	02/10/17	02/10/17	$0.050	$1.447
Investor Class	02/10/17	02/10/17	$0.054	$1.447

The fund hereby designates as a capital gain dividend with respect to the taxable year ended December 31, 2016, $101,720,807, or, if subsequently determined to be different, the net capital gain of such year.

A total of 3.84% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

Initial Class designates 23%; Service Class designates 24%; Service Class 2 designates 26%; and Investor Class designates 24%; of the dividends distributed during the fiscal year as qualifying for the dividends–received deduction for corporate shareholders.

Board Approval of Investment Advisory Contracts and Management Fees

VIP Asset Manager Portfolio

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees (Committees) — Operations, Audit, Fair Valuation, and Governance and Nominating — each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2016 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and would be realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by FMR, the sub-advisers (together with FMR, the Investment Advisers), and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to investment research and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs; (iv) broadening eligibility requirements for certain lower-priced share classes of, and streamlining the fee structure for, certain existing equity index funds; (v) lowering expense caps for certain existing funds and classes to reduce expenses paid by shareholders; (vi) eliminating redemption fees for certain variable insurance product funds and classes; (vii) continuing to launch dedicated lower cost underlying funds to meet portfolio construction needs related to expanding underlying fund options for Fidelity funds of funds, specifically for the Freedom Fund product lines; (viii ) launching a lower cost share class for use by the Freedom Index Fund product line; (ix) rationalizing product lines and gaining increased efficiencies through fund mergers and share class consolidations; (x) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency;(xi) implementing investment enhancements to further strengthen Fidelity's target date product line to increase investors' probability of success in achieving their goals; (xii) accelerating the conversion of all remaining Class B shares to Class A shares, which have a lower expense structure; and (xiii) implementing changes to Fidelity's money market fund product line in response to recent regulatory reforms.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions with representatives of the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against one or more securities market indices, including a customized blended index representative of the fund's asset classes (each a "benchmark index") and a peer group of funds with similar objectives ("peer group"), if any. In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for such underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and on net performance (after fees and expenses) compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; expectations for interest rate levels and credit conditions; issuer-specific information including credit quality; and fund cash flows and other factors. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month periods shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and considered by the Board.

VIP Asset Manager Portfolio

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2015.

The Board noted that, in 2014, the ad hoc Committee on Group Fee was formed by it and the boards of other Fidelity funds to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. The Committee's focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of each class's total expense ratio, the Board considered the fund's management fee rate as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees and expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each of Initial Class, Investor Class, Service Class, and Service Class 2 ranked below the competitive median for 2015.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that an ad hoc joint committee created by it and the boards of other Fidelity funds periodically (most recently in 2013) reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically (most recently in 2013) analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total group assets increase, and for higher group fee rates as total group assets decrease (with "group assets" defined to include fund assets under FMR's management plus the assets of sector funds previously under FMR's management). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as group assets increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds; (v) Fidelity's voluntary waiver of its fees to maintain minimum yields for certain money market funds and classes as well as contractual waivers in place for certain funds; (vi) the methodology with respect to competitive fund data and peer group classifications; (vii) Fidelity's transfer agent fee, expense, and service structures for different funds and classes relative to competitive trends, and the impact of the increased use of omnibus accounts; (viii) Fidelity's long-term expectations for its offerings in the workplace investing channel; (ix) new developments in the retail and institutional marketplaces; (x) the approach to considering "fall-out" benefits; and (xi) the impact of money market reform on Fidelity's money market funds, including with respect to costs and profitability. In addition, the Board considered its discussions with Fidelity throughout the year regarding enhanced information security initiatives and the funds' fair valuation policies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

VIPAM-ANN-0217
1.540206.119

Fidelity® Variable Insurance Products: Target Volatility Portfolio Annual Report December 31, 2016

Contents

Performance
Management's Discussion of Fund Performance
Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity® Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2017 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. Performance numbers are net of all underlying fund operating expenses, but do not include any insurance charges imposed by your insurance company’s separate account. If performance information included the effect of these additional charges, the total returns would have been lower. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended December 31, 2016	Past 1 year	Life of fundA
Service Class	5.30%	6.16%
Service Class 2	5.06%	5.98%

 A From February 13, 2013

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in VIP Target Volatility Portfolio - Service Class on February 13, 2013, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Period Ending Values
$12,612	VIP Target Volatility Portfolio - Service Class
$15,985	S&P 500® Index

Management's Discussion of Fund Performance

Market Recap:  The MSCI ACWI (All Country World Index) Index of global equities gained 8.32% for the year ending December 31, 2016. Amid early concerns about energy prices and global growth, central banks in Europe, Japan and China took action to reignite their economies. The U.S. Federal Reserve added fuel by relaxing its rate-hike stance. Stocks recovered nicely until the U.K.’s June vote to exit the European Union (Brexit) touched off near-tumult in global markets. After a sharp initial rebound, the MSCI index arced generally upward through year-end, even as the Fed raised target rates in December. Small-cap stocks handily bested large-caps in both U.S. and overseas markets, and value-oriented stocks far outpaced growth counterparts. Regionally, Canada (+25%) and emerging markets (+12%) were helped by rising commodity prices. The U.S. (+12%) saw a notable bump-up around the time of the presidential election. Japan (+3%) lagged the index and the rest of the Asia Pacific group (+6%). Europe (+1%) and the U.K. (-1%) battled Brexit stress much of the year. Meanwhile, the Bloomberg Barclays U.S. Aggregate Bond Index rose 2.65%. Within the Bloomberg Barclays index, corporate credit led major segments; U.S. Treasuries lagged. Elsewhere, riskier, non-core fixed-income segments such as emerging-markets and U.S. high-yield debt posted strong gains; inflation-protected securities also outperformed.

Comments from Portfolio Manager Xuehai En:  For the year, the fund's share classes gained about 5%, trailing the 6.57% return of the Fidelity VIP Target Volatility Portfolio Composite Index. The early and later months of the period were challenging for Fidelity’s growth-tilted investment style, resulting in unfavorable U.S. stock selection, which was the primary detractor versus the benchmark. Similar to Fidelity’s domestic equity funds, our diversified international funds also have a growth bias. As a result, selection among foreign developed-markets equities further dampened relative performance. On the plus side, beneficial selection among investment-grade bonds, led by Fidelity® Total Bond Fund, partially offset the negative impact of our stock picks. Asset allocation curbed relative results due mostly to a slight average underweighting in U.S. equities, as domestic stocks outpaced the Composite benchmark. Our fixed-income allocation strategy, in which we underweighted cash and investment-grade bonds to fund various out-of-benchmark positions, had a roughly neutral effect on relative performance. In terms of individual funds, the primary detractors were Fidelity® Select Health Care Portfolio and Fidelity Select Consumer Staples Portfolio. The top contributors were SPDR S&P Regional Banking ETF and Fidelity Select Energy Portfolio.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of December 31, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Fidelity Total Bond Fund	11.7	11.5
Fidelity Corporate Bond Fund	8.2	1.2
Fidelity Overseas Fund	7.0	7.3
Fidelity Technology Portfolio	5.4	4.3
Fidelity Conservative Income Bond Fund	4.3	0.0
Fidelity U.S. Bond Index Fund Institutional Class	3.9	12.6
Fidelity International Small Cap Fund	3.2	1.2
KBW Regional Banking ETF	2.8	1.9
Fidelity Floating Rate High Income Fund	2.8	2.4
Fidelity Consumer Discretionary Portfolio	2.8	2.7
	52.1

Asset Allocation (% of fund's net assets)

As of December 31, 2016*
Domestic Equity Funds	44.4%
International Equity Funds	18.5%
Fixed-Income Funds	36.9%
Cash Equivalents	0.2%

 * Futures - 0.1%

As of June 30, 2016*
Domestic Equity Funds	41.9%
International Equity Funds	16.5%
Fixed-Income Funds	35.9%
Net Other Assets (Liabilities)	5.7%

 * Futures - 0.0%

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Investments December 31, 2016

Showing Percentage of Net Assets

Equity Funds - 62.9%
	Shares	Value
Domestic Equity Funds - 44.4%
Fidelity Air Transportation Portfolio (a)	76	$5,636
Fidelity Banking Portfolio (a)	25,619	824,922
Fidelity Biotechnology Portfolio (a)	14,822	2,579,758
Fidelity Blue Chip Growth Fund (a)	13,786	928,606
Fidelity Blue Chip Value Fund (a)	41,257	712,088
Fidelity Chemicals Portfolio (a)	11,142	1,642,390
Fidelity Consumer Discretionary Portfolio (a)	174,122	6,153,462
Fidelity Consumer Staples Portfolio (a)	57,232	5,143,435
Fidelity Defense and Aerospace Portfolio (a)	27,383	3,536,031
Fidelity Energy Portfolio (a)	84,034	3,929,441
Fidelity Energy Service Portfolio (a)	33,604	1,875,077
Fidelity Environmental and Alternative Energy Portfolio (a)	3,169	71,459
Fidelity Equity Dividend Income Fund (a)	134,858	3,619,591
Fidelity Equity-Income Fund (a)	504	28,869
Fidelity Financial Services Portfolio (a)	22,209	2,192,499
Fidelity Global Commodity Stock Fund (a)	9,965	112,508
Fidelity Health Care Portfolio (a)	14,191	2,622,593
Fidelity Industrial Equipment Portfolio (a)	24,231	947,920
Fidelity Industrials Portfolio (a)	60,247	1,948,979
Fidelity Insurance Portfolio (a)	52,293	4,055,871
Fidelity IT Services Portfolio (a)	1,316	55,136
Fidelity Large Cap Stock Fund (a)	53,880	1,581,915
Fidelity Low-Priced Stock Fund (a)	2,045	101,166
Fidelity Medical Equipment and Systems Portfolio (a)	131,419	4,838,835
Fidelity Mid Cap Value Fund (a)	10	247
Fidelity Multimedia Portfolio (a)	9,703	722,977
Fidelity OTC Portfolio (a)	3,863	321,844
Fidelity Real Estate Investment Portfolio (a)	24,530	1,022,661
Fidelity Retailing Portfolio (a)	20,288	2,225,956
Fidelity Semiconductors Portfolio (a)	30,055	2,870,824
Fidelity Series Commodity Strategy Fund (a)(b)	18,664	101,161
Fidelity Small Cap Stock Fund (a)	5,493	103,496
Fidelity Small Cap Value Fund (a)	17,495	329,085
Fidelity Software and IT Services Portfolio (a)	44,728	5,760,928
Fidelity Stock Selector Large Cap Value Fund (a)	137,111	2,557,117
Fidelity Technology Portfolio (a)	92,779	12,073,371
Fidelity Telecom and Utilities Fund (a)	291	7,207
Fidelity Telecommunications Portfolio (a)	36,236	2,529,970
Fidelity Transportation Portfolio (a)	14,338	1,291,688
Fidelity Utilities Portfolio (a)	10,688	761,873
Fidelity Value Discovery Fund (a)	8,446	218,318
iShares Dow Jones U.S. Technology Sector Index ETF	1,683	202,381
KBW Regional Banking ETF	112,118	6,230,397
PowerShares DB Commodity Index Tracking ETF (b)	113,393	1,796,145
SPDR S&P Biotech ETF	1,921	113,704
Vanguard Consumer Discretionary ETF	8,616	1,108,621
Vanguard Health Care ETF	14,828	1,879,746
Vanguard Industrials ETF	3,241	386,522
Vanguard Materials ETF	9,919	1,115,292
Vanguard Telecommunication Services ETF	3,327	333,199
Vanguard Value ETF	36,348	3,380,727

TOTAL DOMESTIC EQUITY FUNDS		98,953,644

International Equity Funds - 18.5%
Deutsche X-trackers MSCI Europe Hedged Equity ETF	8,592	217,979
Fidelity Canada Fund (a)	6,794	332,205
Fidelity Diversified International Fund (a)	12,035	400,763
Fidelity Emerging Markets Fund (a)	8,240	183,845
Fidelity Europe Fund (a)	17,150	576,567
Fidelity International Capital Appreciation Fund (a)	17,088	273,070
Fidelity International Discovery Fund (a)	13,955	509,092
Fidelity International Index Fund Premium Class (a)	2,668	94,219
Fidelity International Small Cap Fund (a)	310,029	7,223,673
Fidelity International Small Cap Opportunities Fund (a)	70,806	1,030,226
Fidelity Japan Fund (a)	41,130	492,738
Fidelity Japan Smaller Companies Fund (a)	125,910	1,844,577
Fidelity Nordic Fund (a)	12,588	565,312
Fidelity Overseas Fund (a)	396,510	15,678,023
iShares MSCI Canada Index ETF	12,438	325,254
iShares MSCI EAFE Index ETF	77,283	4,461,548
Vanguard Emerging Markets ETF	74,184	2,654,304
WisdomTree Europe Hedged Equity ETF	36,650	2,103,710
WisdomTree Japan Hedged Equity ETF	45,400	2,249,116

TOTAL INTERNATIONAL EQUITY FUNDS		41,216,221

TOTAL EQUITY FUNDS
(Cost $133,480,490)		140,169,865

Fixed-Income Funds - 36.9%
Fidelity Conservative Income Bond Fund (a)	966,577	9,694,764
Fidelity Corporate Bond Fund (a)	1,631,130	18,399,144
Fidelity Floating Rate High Income Fund (a)	643,433	6,202,698
Fidelity High Income Fund (a)	2,783	24,242
Fidelity Inflation-Protected Bond Fund (a)	221,459	2,642,006
Fidelity Inflation-Protected Bond Index Fund Institutional Class (a)	262,700	2,540,306
Fidelity Long-Term Treasury Bond Index Fund Premium Class (a)	104,387	1,313,183
Fidelity New Markets Income Fund (a)	35,890	559,881
Fidelity Total Bond Fund (a)	2,485,408	26,146,488
Fidelity U.S. Bond Index Fund Institutional Class (a)	759,461	8,726,206
iShares iBoxx $ Investment Grade Corporate Bond ETF	15,868	1,859,412
iShares JPMorgan USD Emerging Markets Bond ETF	15,155	1,670,384
SPDR Lehman High Yield Bond ETF	71,425	2,603,441
TOTAL FIXED-INCOME FUNDS
(Cost $83,223,064)		82,382,155

Cash Equivalents - 0.2%
Fidelity Cash Central Fund, 0.60% (c)
(Cost $516,621)	516,600	516,703
	Principal Amount	Value

U.S. Treasury Obligations - 0.0%
U.S. Treasury Bills, yield at date of purchase 0.53% 3/16/17 (d)
(Cost $9,989)	10,000	9,990
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $217,230,164)		223,078,713
NET OTHER ASSETS (LIABILITIES) - 0.0%		(10,920)
NET ASSETS - 100%		$223,067,793

Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
1 CME E-mini S&P 500 Index Contracts (United States)	March 2017	111,810	$(919)

The face value of futures purchased as a percentage of Net Assets is 0.1%

Security Type Abbreviations

ETF – Exchange-Traded Fund

Legend

 (a) Affiliated Fund

 (b) Non-income producing

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $9,990.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$15,534

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Air Transportation Portfolio	$68,092	$5,456	$68,660	$19	$5,636
Fidelity Banking Portfolio	2,784,888	524,174	2,586,618	6,229	824,922
Fidelity Biotechnology Portfolio	--	2,707,442	--	--	2,579,758
Fidelity Blue Chip Growth Fund	8,899,173	738,333	7,871,529	1,289	928,606
Fidelity Blue Chip Value Fund	5,817,657	107,657	5,258,303	8,458	712,088
Fidelity Canada Fund	--	335,598	--	4,085	332,205
Fidelity Chemicals Portfolio	1,236,411	2,266,509	2,101,661	22,659	1,642,390
Fidelity Conservative Income Bond Fund	--	10,030,929	335,169	16,563	9,694,764
Fidelity Construction and Housing Portfolio	864,046	445,179	1,306,052	--	--
Fidelity Consumer Discretionary Portfolio	4,893,218	2,270,009	1,244,482	54,949	6,153,462
Fidelity Consumer Staples Portfolio	6,189,852	3,226,936	4,261,598	92,138	5,143,435
Fidelity Contrafund	4,986,532	2,077,347	6,929,943	668	--
Fidelity Corporate Bond Fund	10,849,255	19,243,818	11,191,884	365,547	18,399,144
Fidelity Defense and Aerospace Portfolio	2,777,934	1,166,355	661,452	29,068	3,536,031
Fidelity Diversified International Fund	669,702	423,141	618,464	4,548	400,763
Fidelity Emerging Asia Fund	434,189	--	393,967	--	--
Fidelity Emerging Markets Fund	--	199,690	--	1,220	183,845
Fidelity Energy Portfolio	3,053,811	3,039,284	3,249,691	25,004	3,929,441
Fidelity Energy Service Portfolio	42,788	1,840,680	39,076	708	1,875,077
Fidelity Environmental and Alternative Energy Portfolio	--	66,480	--	379	71,459
Fidelity Equity Dividend Income Fund	--	5,323,057	2,171,524	68,882	3,619,591
Fidelity Equity-Income Fund	--	29,014	--	--	28,869
Fidelity Europe Fund	5,179,160	8,580	4,158,236	6,452	576,567
Fidelity Financial Services Portfolio	1,356,675	2,031,101	1,155,629	15,056	2,192,499
Fidelity Floating Rate High Income Fund	--	6,693,373	666,617	147,153	6,202,698
Fidelity Global Commodity Stock Fund	--	202,679	107,390	1,016	112,508
Fidelity Health Care Portfolio	2,181,221	5,432,762	4,332,747	3,514	2,622,593
Fidelity Health Care Services Portfolio	2,241,999	50,250	2,271,292	--	--
Fidelity High Income Fund	220,912	10,280	227,849	10,280	24,242
Fidelity Industrial Equipment Portfolio	534,971	856,316	523,834	6,455	947,920
Fidelity Industrials Portfolio	4,078,221	1,565,211	4,025,418	11,064	1,948,979
Fidelity Inflation-Protected Bond Fund	5,728,383	1,381,933	4,771,234	7,276	2,642,006
Fidelity Inflation-Protected Bond Index Fund Institutional Class	--	34,485	1,908,715	1,776	2,540,306
Fidelity Inflation-Protected Bond Index Fund Investor Class	6,379,763	14,303	2,254,978	20	--
Fidelity Insurance Portfolio	2,242,763	2,129,068	855,090	50,007	4,055,871
Fidelity International Capital Appreciation Fund	--	2,397,371	2,007,345	9,906	273,070
Fidelity International Discovery Fund	447,051	1,098,029	997,002	10,026	509,092
Fidelity International Index Fund Investor Class	826,554	516	750,109	516	--
Fidelity International Index Fund Premium Class	--	95,480	--	2,550	94,219
Fidelity International Small Cap Fund	1,001,835	6,724,984	611,958	102,224	7,223,673
Fidelity International Small Cap Opportunities Fund	4,451,820	1,123,513	4,503,653	12,285	1,030,226
Fidelity IT Services Portfolio	987,894	865,035	1,853,333	174	55,136
Fidelity Japan Fund	1,492,678	504,574	1,342,865	4,014	492,738
Fidelity Japan Smaller Companies Fund	1,420,678	489,451	202,274	20,698	1,844,577
Fidelity Large Cap Stock Fund	--	1,565,343	16,341	11,175	1,581,915
Fidelity Long-Term Treasury Bond Index Fund Investor Class	4,201,487	483,416	505,849	55,107	--
Fidelity Long-Term Treasury Bond Index Fund Premium Class	--	95,423	3,327,170	30,609	1,313,183
Fidelity Low-Priced Stock Fund	2,808,217	653,577	3,310,803	1,383	101,166
Fidelity Materials Portfolio	600,264	201,826	743,752	--	--
Fidelity Medical Equipment and Systems Portfolio	2,802,374	2,681,205	915,570	--	4,838,835
Fidelity Mega Cap Stock Fund	5,131	--	4,872	--	--
Fidelity Mid Cap Value Fund	1,979,419	3	1,863,414	3	247
Fidelity Multimedia Portfolio	--	733,942	--	492	722,977
Fidelity New Markets Income Fund	559,927	376,472	405,944	31,339	559,881
Fidelity Nordic Fund	--	1,425,109	815,119	8,213	565,312
Fidelity OTC Portfolio	--	1,885,399	1,595,458	--	321,844
Fidelity Overseas Fund	21,196,546	3,722,720	8,450,337	279,326	15,678,023
Fidelity Pharmaceuticals Portfolio	1,885,975	24,234	1,699,930	--	--
Fidelity Real Estate Income Fund	448,668	12,725	496,406	10,706	--
Fidelity Real Estate Investment Portfolio	996,749	857,728	926,901	21,149	1,022,661
Fidelity Retailing Portfolio	1,828,033	556,794	259,355	3,116	2,225,956
Fidelity Semiconductors Portfolio	477,825	2,222,389	438,374	19,794	2,870,824
Fidelity Series Commodity Strategy Fund	--	201,005	107,390	--	101,161
Fidelity Small Cap Stock Fund	1,023,296	12,416	871,928	16	103,496
Fidelity Small Cap Value Fund	--	331,633	--	574	329,085
Fidelity Software and IT Services Portfolio	2,126,558	4,759,165	1,433,602	1,094	5,760,928
Fidelity Stock Selector Large Cap Value Fund	2,627,784	630,373	1,097,804	33,431	2,557,117
Fidelity Technology Portfolio	9,784,564	3,588,225	2,265,089	6,539	12,073,371
Fidelity Telecom and Utilities Fund	--	204,746	220,338	2,933	7,207
Fidelity Telecommunications Portfolio	2,372,730	1,661,002	1,967,502	40,508	2,529,970
Fidelity Total Bond Fund	37,772,328	7,677,859	20,383,097	937,443	26,146,488
Fidelity Transportation Portfolio	--	1,264,794	--	5,301	1,291,688
Fidelity U.S. Bond Index Fund Institutional Class	--	8,658,381	22,438,587	153,664	8,726,206
Fidelity U.S. Bond Index Fund Investor Class	--	35,024,470	12,443,960	79,654	--
Fidelity Utilities Portfolio	465,956	2,079,641	1,934,182	20,372	761,873
Fidelity Value Discovery Fund	905,832	349,114	1,079,182	2,672	218,318
Total	$191,209,789	$173,717,511	$181,835,897	$2,881,488	$187,860,138

Investment Valuation

The following is a summary of the inputs used, as of December 31, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equity Funds	$140,169,865	$140,169,865	$--	$--
Fixed-Income Funds	82,382,155	82,382,155	--	--
Money Market Funds	516,703	516,703	--	--
Other Short-Term Investments	9,990	--	9,990	--
Total Investments in Securities:	$223,078,713	$223,068,723	$9,990	$--
Derivative Instruments:
Liabilities
Futures Contracts	$(919)	$(919)	$--	$--
Total Liabilities	$(919)	$(919)	$--	$--
Total Derivative Instruments:	$(919)	$(919)	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of December 31, 2016. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$0	$(919)
Total Equity Risk	0	(919)
Total Value of Derivatives	$0	$(919)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin for derivative instruments, and the net cumulative appreciation (depreciation) is included in net unrealized appreciation (depreciation).

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		December 31, 2016
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $32,682,163)	$34,701,871
Fidelity Central Funds (cost $516,621)	516,703
Affiliated issuers (cost $184,031,380)	187,860,139
Total Investments (cost $217,230,164)		$223,078,713
Cash		1,186
Receivable for investments sold		147,843
Receivable for fund shares sold		313,983
Dividends receivable		12,989
Distributions receivable from Fidelity Central Funds		317
Other receivables		1,514
Total assets		223,556,545
Liabilities
Payable for investments purchased	$311,213
Payable for fund shares redeemed	99,104
Accrued management fee	46,445
Distribution and service plan fees payable	27,681
Payable for daily variation margin for derivative instruments	445
Other affiliated payables	3,864
Total liabilities		488,752
Net Assets		$223,067,793
Net Assets consist of:
Paid in capital		$221,761,743
Undistributed net investment income		3
Accumulated undistributed net realized gain (loss) on investments		(4,541,583)
Net unrealized appreciation (depreciation) on investments		5,847,630
Net Assets		$223,067,793
Service Class:
Net Asset Value, offering price and redemption price per share ($1,476,781 ÷ 131,677 shares)		$11.22
Service Class 2:
Net Asset Value, offering price and redemption price per share ($221,591,012 ÷ 19,798,301 shares)		$11.19

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended December 31, 2016
Investment Income
Dividends:
Unaffiliated issuers		$713,890
Affiliated issuers		2,881,488
Interest		29,396
Income from Fidelity Central Funds		15,534
Total income		3,640,308
Expenses
Management fee	$665,768
Transfer agent fees	34,960
Distribution and service plan fees	552,370
Independent trustees' fees and expenses	989
Miscellaneous	73
Total expenses before reductions	1,254,160
Expense reductions	(337,461)	916,699
Net investment income (loss)		2,723,609
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(403,434)
Fidelity Central Funds	2,045
Affiliated issuers	(4,692,768)
Futures contracts	(134,779)
Realized gain distributions from underlying funds:
Affiliated issuers	1,992,489
Total net realized gain (loss)		(3,236,447)
Change in net unrealized appreciation (depreciation) on: Investment securities	12,526,845
Futures contracts	(84,204)
Total change in net unrealized appreciation (depreciation)		12,442,641
Net gain (loss)		9,206,194
Net increase (decrease) in net assets resulting from operations		$11,929,803

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended December 31, 2016	Year ended December 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$2,723,609	$2,169,680
Net realized gain (loss)	(3,236,447)	924,698
Change in net unrealized appreciation (depreciation)	12,442,641	(7,615,048)
Net increase (decrease) in net assets resulting from operations	11,929,803	(4,520,670)
Distributions to shareholders from net investment income	(2,723,619)	(2,188,957)
Distributions to shareholders from net realized gain	(1,279,446)	(2,870,478)
Total distributions	(4,003,065)	(5,059,435)
Share transactions - net increase (decrease)	3,890,536	86,531,305
Total increase (decrease) in net assets	11,817,274	76,951,200
Net Assets
Beginning of period	211,250,519	134,299,319
End of period	$223,067,793	$211,250,519
Other Information
Undistributed net investment income end of period	$3	$14

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — VIP Target Volatility Portfolio Service Class

Years ended December 31,	2016	2015	2014	2013 A
Selected Per–Share Data
Net asset value, beginning of period	$10.87	$11.34	$11.19	$10.00
Income from Investment Operations
Net investment income (loss)B	.15	.16	.17	.19
Net realized and unrealized gain (loss)	.42	(.29)	.49	1.26
Total from investment operations	.57	(.13)	.66	1.45
Distributions from net investment income	(.16)C	(.13)	(.13)	(.07)
Distributions from net realized gain	(.07)C	(.21)	(.38)	(.18)
Total distributions	(.22)D	(.34)	(.51)	(.26)E
Net asset value, end of period	$11.22	$10.87	$11.34	$11.19
Total ReturnF,G,H	5.30%	(1.22)%	5.94%	14.46%
Ratios to Average Net AssetsI,J
Expenses before reductions	.42%	.42%	.41%	.42%K
Expenses net of fee waivers, if any	.27%	.27%	.26%	.26%K
Expenses net of all reductions	.26%	.26%	.26%	.26%K
Net investment income (loss)	1.38%	1.39%	1.49%	1.98%K
Supplemental Data
Net assets, end of period (000 omitted)	$1,477	$2,143	$2,880	$2,802
Portfolio turnover rateL	91%	119%	80%	91%K

 A For the period February 13, 2013 (commencement of operations) to December 31, 2013.

 B Calculated based on average shares outstanding during the period.

 C The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 D Total distributions of $.22 per share is comprised of distributions from net investment income of $.156 and distributions from net realized gain of $.065 per share.

 E Total distributions of $.26 per share is comprised of distributions from net investment income of $.072 and distributions from net realized gain of $.183 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 H Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 I Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 K Annualized

 L Amount does not include the activity of the underlying investments.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — VIP Target Volatility Portfolio Service Class 2

Years ended December 31,	2016	2015	2014	2013 A
Selected Per–Share Data
Net asset value, beginning of period	$10.85	$11.32	$11.18	$10.00
Income from Investment Operations
Net investment income (loss)B	.13	.14	.15	.17
Net realized and unrealized gain (loss)	.41	(.28)	.49	1.26
Total from investment operations	.54	(.14)	.64	1.43
Distributions from net investment income	(.14)C	(.11)	(.12)	(.07)
Distributions from net realized gain	(.07)C	(.21)	(.38)	(.18)
Total distributions	(.20)D	(.33)E	(.50)	(.25)
Net asset value, end of period	$11.19	$10.85	$11.32	$11.18
Total ReturnF,G,H	5.06%	(1.34)%	5.74%	14.32%
Ratios to Average Net AssetsI,J
Expenses before reductions	.57%	.57%	.56%	.56%K
Expenses net of fee waivers, if any	.42%	.42%	.41%	.41%K
Expenses net of all reductions	.41%	.41%	.41%	.40%K
Net investment income (loss)	1.22%	1.24%	1.34%	1.83%K
Supplemental Data
Net assets, end of period (000 omitted)	$221,591	$209,108	$131,419	$60,451
Portfolio turnover rateL	91%	119%	80%	91%K

 A For the period February 13, 2013 (commencement of operations) to December 31, 2013.

 B Calculated based on average shares outstanding during the period.

 C The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 D Total distributions of $.20 per share is comprised of distributions from net investment income of $.139 and distributions from net realized gain of $.065 per share.

 E Total distributions of $.33 per share is comprised of distributions from net investment income of $.114 and distributions from net realized gain of $.212 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 H Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 I Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 K Annualized

 L Amount does not include the activity of the underlying investments.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended December 31, 2016

1. Organization.

VIP Target Volatility Portfolio (the Fund) is a fund of Variable Insurance Products Fund V (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Service Class shares and Service Class 2 shares. All classes have equal rights and voting privileges, except for matters affecting a single class.

During the period, certain underlying investments of the Fund incurred name changes. These changes may involve one or more of the following, as applicable: replacing "Spartan" with "Fidelity," or renaming the "Fidelity Advantage Class" to the "Premium Class." The names of the underlying investments are those in effect at period end.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists each of the Underlying Funds as an investment of the Fund but does not include the underlying holdings of each Underlying Fund. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses a third party pricing vendor approved by the Board of Trustees (the Board) to value its investments. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated open-end mutual fund's NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy. Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. Exchange-Traded Funds (ETFs) are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-ended mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of December 31, 2016 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from the Underlying Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses associated with the Underlying Funds. Although not included in the Fund's expenses, the Fund indirectly bears its proportionate share of the Underlying Funds' expenses through the impact of these expenses on each Underlying Fund's NAV. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of December 31, 2016, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences resulted in distribution reclassifications.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to short-term gain distributions from Underlying Funds, futures contracts, market discount, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$9,054,785
Gross unrealized depreciation	(3,456,784)
Net unrealized appreciation (depreciation) on securities	$5,598,001
Tax Cost	$217,480,712

The tax-based components of distributable earnings as of period end were as follows:

Capital loss carryforward	$(4,291,951)
Net unrealized appreciation (depreciation) on securities and other investments	$5,598,001

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

No expiration
Short-term	$(4,291,951)
Total capital loss carryforward	$(4,291,951)

The tax character of distributions paid was as follows:

	December 31, 2016	December 31, 2015
Ordinary Income	$3,253,273	$ 2,994,471
Long-term Capital Gains	749,792	2,064,964
Total	$4,003,065	$ 5,059,435

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

During the period the Fund recognized net realized gain (loss) of $(134,779) and a change in net unrealized appreciation (depreciation) of $(84,204) related to its investment in futures contracts. These amounts are included in the Statement of Operations.

5. Purchases and Redemptions of Underlying Fund Shares.

Purchases and redemptions of the Underlying Fund shares, other than short-term securities and U.S government obligations, aggregated $200,760,955 and $189,697,281, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR Co., Inc. (the investment adviser), an affiliate of Fidelity Management & Research Company (FMR), provides the Fund with investment management related services. For these services the Fund pays a monthly management fee to the investment adviser. The management fee is computed at an annual rate of .30% of the Fund's average net assets.

During the period, the investment adviser waived a portion of its management fee as described in the Expense Reductions note.

Other Transactions. The investment adviser has entered into an administration agreement with FMR under which FMR provides management and administrative services (other than investment advisory services) necessary for the operation of the Fund. Pursuant to this agreement, FMR pays all expenses of the Fund, excluding distribution and service fees, transfer agent fees, compensation of the independent Trustees and certain other expenses such as interest expense. FMR also contracts with other Fidelity companies to perform the services necessary for the operation of the Fund.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets.

For the period, total fees, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services, were as follows:

Service Class	$1,737
Service Class 2	550,633
$552,370

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each class. Each class pays a fee for transfer agent services, typesetting, and printing and mailing of shareholder reports, excluding mailing of proxy statements, equal to an annual rate of .15% of class-level average net assets invested in Underlying Funds that are not managed by the investment adviser or its affiliates. For the period, transfer agent fees for each class, were as follows:

Service Class	$265
Service Class 2	34,695
$34,960

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $73 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Expense Reductions.

The investment adviser contractually agreed to waive the Fund's management fee in an amount equal to .05% of the Funds' average net assets until April 30, 2017. During the period, the Fund's management fee was reduced by $111,085.

In addition, FMR has contractually agreed to reimburse .10% of class-level expenses for Service Class and Service Class 2. During the period, this reimbursement reduced the Fund's Service Class and Service Class 2's expenses by the following amounts:

Reimbursement
Service Class	$1,737
Service Class 2	220,432

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $1,221 for the period.

In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $2,986.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Year ended December 31, 2016	Year ended December 31, 2015
From net investment income
Service Class	$20,526	$25,024
Service Class 2	2,703,093	2,163,933
Total	$2,723,619	$2,188,957
From net realized gain
Service Class	$10,659	$49,362
Service Class 2	1,268,787	2,821,116
Total	$1,279,446	$2,870,478

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares	Shares	Dollars	Dollars
	Year ended December 31, 2016	Year ended December 31, 2015	Year ended December 31, 2016	Year ended December 31, 2015
Service Class
Shares sold	38	124	$400	$1,394
Reinvestment of distributions	2,852	6,624	31,185	74,386
Shares redeemed	(68,302)	(63,653)	(741,329)	(729,058)
Net increase (decrease)	(65,412)	(56,905)	$(709,744)	$(653,278)
Service Class 2
Shares sold	5,762,085	9,933,172	$62,884,690	$112,937,814
Reinvestment of distributions	362,551	447,494	3,971,880	4,985,049
Shares redeemed	(5,598,466)	(2,716,121)	(62,256,290)	(30,738,280)
Net increase (decrease)	526,170	7,664,545	$4,600,280	$87,184,583

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, one otherwise unaffiliated shareholder was the owner of record of 94% of the total outstanding shares of the Fund.

Report of Independent Registered Public Accounting Firm

To the Trustees of Variable Insurance Products Fund V and Shareholders of VIP Target Volatility Portfolio:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of VIP Target Volatility Portfolio (a fund of Variable Insurance Products Fund V) (the "Fund") as of December 31, 2016, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities as of December 31, 2016 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts
February 17, 2017

Trustees and Officers

The Trustees, Members of the Advisory Board (if any), and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance.  If the interests of the fund and an underlying Fidelity® fund were to diverge, a conflict of interest could arise and affect how the Trustees and Members of the Advisory Board fulfill their fiduciary duties to the affected funds.  FMRC has structured the fund to avoid these potential conflicts, although there may be situations where a conflict of interest is unavoidable. In such instances, FMRC, the Trustees, and Members of the Advisory Board would take reasonable steps to minimize and, if possible, eliminate the conflict.  Each of the Trustees oversees 243 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs.  The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Board Structure and Oversight Function. Abigail P. Johnson is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Marie L. Knowles serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, asset allocation and certain equity funds, and other Boards oversee Fidelity's high income, sector and other equity funds. The asset allocation funds may invest in Fidelity® funds that are overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks.  The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees.  In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board.  Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Abigail P. Johnson (1961)

Year of Election or Appointment: 2009

Trustee

Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity® funds. Ms. Johnson serves as Chairman (2016-present), Chief Executive Officer (2014-present), and Director (2007-present) of FMR LLC (diversified financial services company), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (investment adviser firm, 2011-present) and Chairman and Director of FMR (investment adviser firm, 2011-present). Previously, Ms. Johnson served as Vice Chairman (2007-2016) and President (2013-2016) of FMR LLC, President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc. (investment adviser firm), and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity® funds (2001-2005), and managed a number of Fidelity® funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

Jennifer Toolin McAuliffe (1959)

Year of Election or Appointment: 2016

Trustee

Ms. McAuliffe also serves as Trustee of other Fidelity® funds. Ms. McAuliffe previously served as a Member of the Advisory Board of certain Fidelity® funds (2016) and as Co-Head of Fixed Income of Fidelity Investments Limited (now known as FIL Limited (FIL)) (diversified financial services company). Earlier roles at FIL included Director of Research for FIL’s credit and quantitative teams in London, Hong Kong and Tokyo. Ms. McAuliffe also was the Director of Research for taxable and municipal bonds at Fidelity Investments Money Management, Inc. Ms. McAuliffe is also a director or trustee of several not-for-profit entities.

 * Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Elizabeth S. Acton (1951)

Year of Election or Appointment: 2013

Trustee

Ms. Acton also serves as Trustee of other Fidelity® funds. Prior to her retirement in April 2012, Ms. Acton was Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011), and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board of Directors and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present). Previously, Ms. Acton served as a Member of the Advisory Board of certain Fidelity® funds (2013-2016).

John Engler (1948)

Year of Election or Appointment: 2014

Trustee

Mr. Engler also serves as Trustee of other Fidelity® funds. He serves as president of the Business Roundtable (2011-present), and on the board of directors for Universal Forest Products (manufacturer and distributor of wood and wood-alternative products, 2003-present) and K12 Inc. (technology-based education company, 2012-present). Previously, Mr. Engler served as a Member of the Advisory Board of certain Fidelity® funds (2014-2016), a trustee of The Munder Funds (2003-2014), president and CEO of the National Association of Manufacturers (2004-2011), member of the Board of Trustees of the Annie E. Casey Foundation (2004-2015), and as governor of Michigan (1991-2003). He is a past chairman of the National Governors Association.

Albert R. Gamper, Jr. (1942)

Year of Election or Appointment: 2007

Trustee

Mr. Gamper also serves as Trustee of other Fidelity® funds. Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), and Member of the Board of Trustees of Barnabas Health Care System (1997-present). Previously, Mr. Gamper served as Chairman (2012-2015) and Vice Chairman (2011-2012) of the Independent Trustees of certain Fidelity® funds and as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (1951)

Year of Election or Appointment: 2010

Trustee

Mr. Gartland also serves as Trustee of other Fidelity® funds. Mr. Gartland is Chairman and an investor in Gartland & Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (1947)

Year of Election or Appointment: 2008

Trustee

Vice Chairman of the Independent Trustees

Mr. Johnson also serves as Trustee of other Fidelity® funds. Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation plc (diversified power management, 2009-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008), AGL Resources, Inc. (holding company, 2002-2016), and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)

Year of Election or Appointment: 2009

Trustee

Mr. Kenneally also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management. Before joining Credit Suisse, he was an Executive Vice President and Chief Investment Officer for Bank of America Corporation. Earlier roles at Bank of America included Director of Research, Senior Portfolio Manager and Research Analyst, and Mr. Kenneally was awarded the Chartered Financial Analyst (CFA) designation in 1991.

Marie L. Knowles (1946)

Year of Election or Appointment: 2001

Trustee

Chairman of the Independent Trustees

Ms. Knowles also serves as Trustee of other Fidelity® funds. Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company (pipeline and tanker operations). Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is a member of the Board of the Santa Catalina Island Company (real estate, 2009-present). Ms. Knowles is a Member of the Investment Company Institute Board of Governors and a Member of the Governing Council of the Independent Directors Council (2014-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007), URS Corporation (engineering and construction, 2000-2003) and America West (airline, 1999-2002). Ms. Knowles previously served as Vice Chairman of the Independent Trustees of certain Fidelity® funds (2012-2015).

Mark A. Murray (1954)

Year of Election or Appointment: 2016

Trustee

Mr. Murray also serves as Trustee of other Fidelity® funds. Mr. Murray is Vice Chairman (2013-present) of Meijer, Inc. (regional retail chain). Previously, Mr. Murray served as a Member of the Advisory Board of certain Fidelity® funds (2016) and as Co-Chief Executive Officer (2013-2016) and President (2006-2013) of Meijer, Inc. Mr. Murray serves as a member of the Board of Directors and Nuclear Review and Public Policy and Responsibility Committees of DTE Energy Company (diversified energy company, 2009-present). Mr. Murray also serves as a member of the Board of Directors of Spectrum Health (not-for-profit health system, 2015-present). Mr. Murray previously served as President of Grand Valley State University (2001-2006), Treasurer for the State of Michigan (1999-2001), Vice President of Finance and Administration for Michigan State University (1998-1999), and a member of the Board of Directors and Audit Committee and Chairman of the Nominating and Corporate Governance Committee of Universal Forest Products, Inc. (manufacturer and distributor of wood and wood-alternative products, 2004-2016). Mr. Murray is also a director or trustee of many community and professional organizations.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Advisory Board Members and Officers:

Correspondence intended for an officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Marc R. Bryant (1966)

Year of Election or Appointment: 2015

Secretary and Chief Legal Officer (CLO)

Mr. Bryant also serves as Secretary and CLO of other funds. Mr. Bryant serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company (investment adviser firm, 2015-present) and FMR Co., Inc. (investment adviser firm, 2015-present); Secretary of Fidelity SelectCo, LLC (investment adviser firm, 2015-present) and Fidelity Investments Money Management, Inc. (investment adviser firm, 2015-present); and CLO of Fidelity Management & Research (Hong Kong) Limited and FMR Investment Management (UK) Limited (investment adviser firms, 2015-present) and Fidelity Management & Research (Japan) Limited (investment adviser firm, 2016-present). He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company). Previously, Mr. Bryant served as Secretary and CLO of Fidelity Rutland Square Trust II (2010-2014) and Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds (2013-2015). Prior to joining Fidelity Investments, Mr. Bryant served as a Senior Vice President and the Head of Global Retail Legal for AllianceBernstein L.P. (2006-2010), and as the General Counsel for ProFund Advisors LLC (2001-2006).

Jeffrey S. Christian (1961)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Christian also serves as Assistant Treasurer of other funds. Mr. Christian is an employee of Fidelity Investments (2003-present).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds, and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Adrien E. Deberghes (1967)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2016-present) and is an employee of Fidelity Investments (2008-present). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005). Previously, Mr. Deberghes served in other fund officer roles.

Stephanie J. Dorsey (1969)

Year of Election or Appointment: 2013

President and Treasurer

Ms. Dorsey also serves as an officer of other funds. She is an employee of Fidelity Investments (2008-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Howard J. Galligan III (1966)

Year of Election or Appointment: 2014

Chief Financial Officer

Mr. Galligan also serves as Chief Financial Officer of other funds. Mr. Galligan serves as President of Fidelity Pricing and Cash Management Services (FPCMS) (2014-present) and as a Director of Strategic Advisers, Inc. (investment adviser firm, 2008-present). Previously, Mr. Galligan served as Chief Administrative Officer of Asset Management (2011-2014) and Chief Operating Officer and Senior Vice President of Investment Support for Strategic Advisers, Inc. (2003-2011).

Scott C. Goebel (1968)

Year of Election or Appointment: 2015

Vice President

Mr. Goebel serves as Vice President of other funds and is an employee of Fidelity Investments (2001-present). Previously, Mr. Goebel served as Senior Vice President of Fidelity Management & Research Company (FMR) (investment adviser firm, 2016), Secretary of Fidelity SelectCo, LLC (investment adviser firm, 2013-2015), Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2010-2015), and Fidelity Research and Analysis Company (FRAC) (investment adviser firm, 2010-2015); General Counsel, Secretary, and Senior Vice President of FMR (investment adviser firm, 2008-2015) and FMR Co., Inc. (investment adviser firm, 2008-2015); Assistant Secretary of Fidelity Management & Research (Japan) Limited (investment adviser firm, 2008-2015) and Fidelity Management & Research (U.K.) Inc. (investment adviser firm, 2008-2015); Chief Legal Officer (CLO) of Fidelity Management & Research (Hong Kong) Limited (investment adviser firm, 2008-2015); Secretary and CLO of certain Fidelity® funds (2008-2015); Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and certain funds (2007-2008); and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

Colm A. Hogan (1973)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan is an employee of Fidelity Investments (2005-present).

Chris Maher (1972)

Year of Election or Appointment: 2013

Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

John B. McGinty, Jr. (1962)

Year of Election or Appointment: 2016

Chief Compliance Officer

Mr. McGinty also serves as Chief Compliance Officer of other funds. Mr. McGinty is Senior Vice President of Asset Management Compliance for Fidelity Investments and is an employee of Fidelity Investments (2016-present). Mr. McGinty previously served as Vice President, Senior Attorney at Eaton Vance Management (investment management firm, 2015-2016), and prior to Eaton Vance as global CCO for all firm operations and registered investment companies at GMO LLC (investment management firm, 2009-2015). Before joining GMO LLC, Mr. McGinty served as Senior Vice President, Deputy General Counsel for Fidelity Investments (2007-2009).

John F. Papandrea (1972)

Year of Election or Appointment: 2016

Anti-Money Laundering (AML) Officer

Mr. Papandrea also serves as AML Officer of other funds. Mr. Papandrea is Vice President of FMR LLC (diversified financial services company, 2008-present) and is an employee of Fidelity Investments (2005-present).

Jason P. Pogorelec (1975)

Year of Election or Appointment: 2015

Assistant Secretary

Mr. Pogorelec also serves as Assistant Secretary of other funds. Mr. Pogorelec serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2006-present).

Nancy D. Prior (1967)

Year of Election or Appointment: 2014

Vice President

Ms. Prior also serves as Vice President of other funds. Ms. Prior serves as a Director of FMR Investment Management (UK) Limited (investment adviser firm, 2015-present), President (2016-present) and Director (2014-present) of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm), President, Fixed Income (2014-present), Vice Chairman of FIAM LLC (investment adviser firm, 2014-present), and is an employee of Fidelity Investments (2002-present). Previously, Ms. Prior served as Vice President of Fidelity's Money Market Funds (2012-2014), President, Money Market and Short Duration Bond Group of Fidelity Management & Research (FMR) (investment adviser firm, 2013-2014), President, Money Market Group of FMR (2011-2013), Managing Director of Research (2009-2011), Senior Vice President and Deputy General Counsel (2007-2009), and Assistant Secretary of certain Fidelity® funds (2008-2009).

Stacie M. Smith (1974)

Year of Election or Appointment: 2013

Assistant Treasurer

Ms. Smith also serves as an officer of other funds. She is an employee of Fidelity Investments (2009-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Deputy Treasurer of certain Fidelity® funds (2013-2016).

Marc L. Spector (1972)

Year of Election or Appointment: 2016

Deputy Treasurer

Mr. Spector also serves as an officer of other funds. Mr. Spector is an employee of Fidelity Investments (2016-present). Prior to joining Fidelity Investments, Mr. Spector served as Director at the Siegfried Group (accounting firm, 2013-2016), and prior to Siegfried Group as audit senior manager at Deloitte & Touche (accounting firm, 2005-2013).

Renee Stagnone (1975)

Year of Election or Appointment: 2016

Assistant Treasurer

Ms. Stagnone also serves as an officer of other funds. Ms. Stagnone is an employee of Fidelity Investments (1997-present). Previously, Ms. Stagnone served as Deputy Treasurer of certain Fidelity® funds (2013-2016).

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2016 to December 31, 2016).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in underlying mutual funds and exchange-traded funds (ETFs)(the Underlying Funds), will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in underlying mutual funds and exchange-traded funds (ETFs)(the Underlying Funds), will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value July 1, 2016	Ending Account Value December 31, 2016	Expenses Paid During Period-B July 1, 2016 to December 31, 2016
Service Class	.27%
Actual		$1,000.00	$1,036.60	$1.38
Hypothetical-C		$1,000.00	$1,023.78	$1.37
Service Class 2.42%
Actual		$1,000.00	$1,035.20	$2.15
Hypothetical-C		$1,000.00	$1,023.03	$2.14

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

 C 5% return per year before expenses

Distributions (Unaudited)

Service Class designates 25% and Service Class 2 designates 27% of the dividends distributed during the fiscal year as qualifying for the dividends–received deduction for corporate shareholders.

The amounts per share which represent income derived from sources within, and taxes paid to, foreign countries or possessions of the United States are as follows:

	Pay Date	Income	Taxes
VIP Target Volatility Portfolio
Service Class	12/28/16	$0.0465	$0.0034
Service Class 2	12/28/16	$0.0423	$0.0034

Board Approval of Investment Advisory Contracts and Management Fees

VIP Target Volatility Portfolio

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract (the Advisory Contract) with FMR Co., Inc. (FMRC), an affiliate of Fidelity Management & Research Company (FMR), and the administration agreement between FMRC and FMR for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contract and administration agreement throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contract and administration agreement, including the services and support provided to the fund and its shareholders. The Board has established four standing committees (Committees) — Operations, Audit, Fair Valuation, and Governance and Nominating — each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of the fund's Advisory Contract and administration agreement. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contract and administration agreement. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of the Advisory Contract and administration agreement. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2016 meeting, the Board unanimously determined to renew the fund's Advisory Contract and administration agreement. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and would be realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contract for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contract was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contract was fair and reasonable. The Board's decision to renew the Advisory Contract was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contract, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of FMRC, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups with responsibility for the underlying Fidelity funds in which the fund invests. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by Fidelity under the Advisory Contract and under separate agreements covering administration, transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the investment adviser, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to investment research and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs; (iv) broadening eligibility requirements for certain lower-priced share classes of, and streamlining the fee structure for, certain existing equity index funds; (v) lowering expense caps for certain existing funds and classes to reduce expenses paid by shareholders; (vi) eliminating redemption fees for certain variable insurance product funds and classes; (vii) continuing to launch dedicated lower cost underlying funds to meet portfolio construction needs related to expanding underlying fund options for Fidelity funds of funds, specifically for the Freedom Fund product lines; (viii) launching a lower cost share class for use by the Freedom Index Fund product line; (ix) rationalizing product lines and gaining increased efficiencies through fund mergers and share class consolidations; (x) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; (xi) implementing investment enhancements to further strengthen Fidelity's target date product line to increase investors' probability of success in achieving their goals; (xii) accelerating the conversion of all remaining Class B shares to Class A shares, which have a lower expense structure; and (xiii) implementing changes to Fidelity's money market fund product line in response to recent regulatory reforms.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions with representatives of the investment adviser about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against one or more securities market indices, including a customized blended index representative of the fund's asset classes (each a "benchmark index") and a peer group of funds with similar objectives ("peer group"), if any. In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds for specific time periods and discussed with the investment adviser the reasons for such underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on gross performance (before fees and expenses, including acquired fund fees and expenses, but after transaction costs, if any) compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and on net performance (after fees and expenses, including acquired fund fees and expenses) compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; the extent to which particular underlying funds affected performance; and fund cash flows and other factors. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and an appropriate benchmark index for the most recent one-year period.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contract should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses and also considered that the fund bears indirectly the fees and expenses, including the management fees, paid by the underlying funds in which it invests. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month (or shorter) periods shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and considered by the Board. Because the vast majority of competitor funds' management fees do not cover non-management expenses, for a more meaningful comparison of management fees, the fund is compared on the basis of a hypothetical "net management fee," which is derived by subtracting payments made by FMR (under the administration agreement) for "fund-level" non-management expenses (including pricing and bookkeeping fees and fees paid to non-affiliated custodians) from the fund's management fee. In this regard, the Board considered that net management fees can vary from year to year because of differences in "fund-level" non-management expenses. The Board noted, however, that the investment adviser does not pay transfer agent fees or other "class-level" expenses (including 12b-1 fees, if applicable) under the fund's management contract.

VIP Target Volatility Portfolio

The Board noted that the fund's hypothetical net management fee rate ranked above the median of its Total Mapped Group and above the median of its ASPG for 2015. The Board considered that the fund is more actively managed than most funds in its TMG and ASPG, many of which are target date funds.

Furthermore, the Board considered that FMRC has contractually agreed to waive 0.05% of the fund's management fee through April 30, 2017.

The Board noted that, in 2014, the ad hoc Committee on Group Fee was formed by it and the boards of other Fidelity funds to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures, and that while the fund does not pay a management fee with a group fee component, it indirectly bears a portion of the management fees paid by the Fidelity funds in which it invests, some of which are subject to the group fee. The Committee's focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component (such as the fund) and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of each class's total expense ratio, the Board considered the fund's hypothetical net management fee rate as well as the fund's gross management fee rate. The Board also considered other "fund-level" expenses, such as pricing and bookkeeping fees and custodial, legal, and audit fees. The Board also considered other "class-level" expenses, such as transfer agent fees and fund-paid 12b-1 fees. The Board also noted that Fidelity may agree to waive fees and expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of Service Class ranked below the competitive median for 2015 and the total expense ratio of Service Class 2 ranked above the competitive median for 2015. The Board considered that, in general, various factors can affect total expense ratios. The Board noted that the total expense ratio of Service Class 2 was above the competitive median because of its 12b-1 fees. The Board noted that the fund offers multiple classes, each of which has a different 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expense ratios of the classes vary primarily by the level of their 12b-1 fees, although differences in transfer agent fees may also cause expenses to vary from class to class.

In considering the total expense ratio of each class of the fund, the Board also considered an alternative competitive analysis that included both top level (i.e., direct) fund fees and acquired fund fees and expenses for the fund and the other funds and classes to which it is compared. The Board noted that, under this alternative competitive analysis, the total expense ratio of Service Class ranked equal to the competitive median for 2015 and the total expense ratio of Service Class 2 ranked above the competitive median for 2015.

The Board further considered that FMR contractually agreed to reimburse 0.10% of "class-level" expenses for Service Class and Service Class 2 as long as these classes continue to be sold to unaffiliated insurance companies.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that an ad hoc joint committee created by it and the boards of other Fidelity funds periodically (most recently in 2013) reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that, although Service Class 2 was above the median of the universe presented for comparison, the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds, including the Fidelity funds in which the fund invests.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically (most recently in 2013) analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds; (v) Fidelity's voluntary waiver of its fees to maintain minimum yields for certain money market funds and classes as well as contractual waivers in place for certain funds; (vi) the methodology with respect to competitive fund data and peer group classifications; (vii) Fidelity's transfer agent fee, expense, and service structures for different funds and classes relative to competitive trends, and the impact of the increased use of omnibus accounts; (viii) Fidelity's long-term expectations for its offerings in the workplace investing channel; (ix) new developments in the retail and institutional marketplaces; (x) the approach to considering "fall-out" benefits; and (xi) the impact of money market reform on Fidelity's money market funds, including with respect to costs and profitability. In addition, the Board considered its discussions with Fidelity throughout the year regarding enhanced information security initiatives and the funds' fair valuation policies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contract should be renewed.

VIPTV-ANN-0217
1.955015.103

Fidelity® Variable Insurance Products: Strategic Income Portfolio Annual Report December 31, 2016

Contents

Performance
Management's Discussion of Fund Performance
Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity® Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2017 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. Performance numbers are net of all underlying fund operating expenses, but do not include any insurance charges imposed by your insurance company’s separate account. If performance information included the effect of these additional charges, the total returns would have been lower. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended December 31, 2016	Past 1 year	Past 5 years	Past 10 years
Initial Class	8.27%	4.11%	5.63%
Service Class	8.14%	4.00%	5.52%
Service Class 2	8.02%	3.84%	5.37%
Investor Class	8.17%	4.07%	5.59%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in VIP Strategic Income Portfolio - Initial Class on December 31, 2006.

The chart shows how the value of your investment would have changed, and also shows how the Bloomberg Barclays U.S. Universal Bond Index performed over the same period.

Period Ending Values
$17,298	VIP Strategic Income Portfolio - Initial Class
$15,631	Bloomberg Barclays U.S. Universal Bond Index

Effective August 24, 2016, all Barclays benchmark indices were co-branded as the Bloomberg Barclays Indices for a period of five years.

Management's Discussion of Fund Performance

Market Recap:  For the 12 months ending December 31, 2016, the Fidelity Strategic Income Composite Index returned 9.29%. Among the asset classes that make up the Composite index, corporate high-yield debt produced the highest return; The BofA Merrill Lynch US High Yield Constrained Index rose 17.49%, reflecting strong demand for risk assets and improvement in commodity prices. Floating-rate bank loans benefited from an environment of rising interest rates, advancing 10.36%, according to the S&P/LSTA Leveraged Performing Loan Index. Despite a dip in the fourth quarter, emerging-markets (EM) debt produced a strong return for the full year. A fairly benign interest rate environment for most of 2016, along with rising commodity prices, helped to support EM debt. The Bloomberg Barclays Emerging Markets Aggregate USD Bond Index rose 9.88%. Meanwhile, foreign developed-markets debt underperformed, with the Bloomberg Barclays Global Aggregate Developed Markets GDP Weighted ex USD Index returning 1.20%. The U.K.'s vote to leave the European Union in June, the rise of the U.S. dollar, and increased trade tensions following November U.S. elections all weighed on the asset class. U.S. government bonds returned 1.05%, according to the Bloomberg Barclays U.S. Government Bond Index, held back by rising interest rates late in the period.

Comments from Co-Lead Portfolio Manager Joanna Bewick:  For the year, the fund’s share class (excluding sales charges, if applicable) returned about 8%, modestly underperforming the Composite index. Versus the benchmark, positioning within the fund’s high-yield subportfolio was by far the fund’s biggest detractor. Within high yield, both industry allocation and security selection weighed on the subportfolio's relative result, with an underweighting in the rebounding energy sector proving to be most detrimental. Picks among utilities and an underweighting in the strong-performing metals/mining group also dragged on the subportfolio's performance. Security selection in the foreign developed-markets debt sleeve modestly detracted. Conversely, security selection within the EM debt sleeve was a notable positive. Here, positioning in Brazil, Venezuela and Ukraine supported the subportfolio’s relative performance. To a much lesser extent, choices in the floating-rate debt and U.S. government bonds sleeves also lifted relative results. On balance, the fund’s positioning was tilted toward risk assets during the past year, and our asset allocation decisions significantly contributed. Specifically, it helped to overweight high-yield bonds and underweight U.S. government bonds and foreign developed-markets debt. An overweighting in floating-rate bank loans also helped.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Investment Summary (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Fixed-Income Central Funds.

Top Five Holdings as of December 31, 2016

(by issuer, excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
U.S. Treasury Obligations	14.1	14.0
Ginnie Mae guaranteed REMIC pass-thru certificates	2.5	2.8
Japan Government	2.0	2.3
Ally Financial, Inc.	1.9	1.7
Fannie Mae	1.4	1.3
	21.9

Top Five Market Sectors as of December 31, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Financials	11.1	12.5
Consumer Discretionary	10.5	9.2
Energy	8.5	6.9
Telecommunication Services	6.8	7.2
Information Technology	5.0	4.5

Prior period industry classifications reflect the categories in place as of the date indicated and have not been adjusted to reflect current industry classifications.

Quality Diversification (% of fund's net assets)

As of December 31, 2016
U.S. Government and U.S. Government Agency Obligations*	20.1%
AAA,AA,A	9.0%
BBB	7.3%
BB	19.6%
B	22.7%
CCC,CC,C	8.3%
Not Rated	3.7%
Equities	4.2%
Short-Term Investments and Net Other Assets	5.1%

 * Includes NCUA Guaranteed Notes

As of June 30, 2016
U.S. Government and U.S. Government Agency Obligations*	20.3%
AAA,AA,A	7.5%
BBB	9.6%
BB	22.2%
B	20.4%
CCC,CC,C	6.3%
Not Rated	3.6%
Equities	4.1%
Short-Term Investments and Net Other Assets	6.0%

 * Includes NCUA Guaranteed Notes

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)

As of December 31, 2016*,**
Preferred Securities	3.0%
Corporate Bonds	43.9%
U.S. Government and U.S. Government Agency Obligations***	20.1%
Foreign Government & Government Agency Obligations	15.4%
Bank Loan Obligations	8.3%
Stocks	4.2%
Short-Term Investments and Net Other Assets (Liabilities)	5.1%

 * Foreign investments - 34.4%

 ** Futures and Swaps - 0.9%

 *** Includes NCUA Guaranteed Notes

As of June 30, 2016*,**
Preferred Securities	2.8%
Corporate Bonds	44.3%
U.S. Government and U.S. Government Agency Obligations***	20.3%
Foreign Government & Government Agency Obligations	15.5%
Bank Loan Obligations	6.8%
Stocks	4.1%
Other Investments	0.2%
Short-Term Investments and Net Other Assets (Liabilities)	6.0%

 * Foreign investments - 34.9%

 ** Futures and Swaps - 0.6%

 *** Includes NCUA Guaranteed Notes

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable.

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

Investments December 31, 2016

Showing Percentage of Net Assets

Corporate Bonds - 43.7%
		Principal Amount(a)	Value
Convertible Bonds - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Auto Components - 0.0%
Exide Technologies 7% 4/30/25 pay-in-kind		$540,650	$281,138
Nonconvertible Bonds - 43.7%
CONSUMER DISCRETIONARY - 7.1%
Auto Components - 0.5%
Allison Transmission, Inc. 5% 10/1/24 (b)		635,000	641,350
Exide Technologies 11% 4/30/20 pay-in-kind		519,304	402,129
IHO Verwaltungs GmbH:
4.125% 9/15/21 pay-in-kind (b)(c)		435,000	439,350
4.5% 9/15/23 pay-in-kind (b)(c)		295,000	288,363
4.75% 9/15/26 pay-in-kind (b)(c)		355,000	342,575
International Automotive Components Group SA 9.125% 6/1/18 (b)		345,000	336,375
Lear Corp. 4.75% 1/15/23		665,000	678,300
Metalsa SA de CV 4.9% 4/24/23 (b)		1,090,000	1,036,863
Tenedora Nemak SA de CV 5.5% 2/28/23 (b)		1,240,000	1,230,700
Tenneco, Inc. 5% 7/15/26		450,000	441,563
Tupy Overseas SA 6.625% 7/17/24 (b)		400,000	384,000
			6,221,568
Distributors - 0.0%
American Builders & Contractors Supply Co., Inc. 5.625% 4/15/21 (b)		160,000	164,800
LKQ Corp. 4.75% 5/15/23		115,000	114,425
			279,225
Diversified Consumer Services - 0.2%
Laureate Education, Inc. 10% 9/1/19 (b)(c)		2,490,000	2,542,913
Hotels, Restaurants & Leisure - 1.7%
24 Hour Holdings III LLC 8% 6/1/22 (b)		220,000	187,000
Caesars Growth Properties Holdings LLC/Caesars Growth Properties Finance, Inc. 9.375% 5/1/22		3,605,000	3,886,551
Carlson Travel, Inc. 6.75% 12/15/23 (b)		235,000	244,400
Choice Hotels International, Inc. 5.75% 7/1/22		145,000	154,788
FelCor Lodging LP:
5.625% 3/1/23		440,000	448,800
6% 6/1/25		1,145,000	1,190,800
KFC Holding Co./Pizza Hut Holding LLC:
5% 6/1/24 (b)		475,000	485,094
5.25% 6/1/26 (b)		3,225,000	3,273,375
Landry's Acquisition Co. 6.75% 10/15/24 (b)		510,000	517,650
LTF Merger Sub, Inc. 8.5% 6/15/23 (b)		380,000	393,300
MGP Escrow Issuer LLC/MGP Escrow Co.-Issuer, Inc. 5.625% 5/1/24 (b)		365,000	382,338
Paris Las Vegas Holding LLC/Harrah's Las Vegas LLC/Flamingo Las Vegas Holdings, Inc.:
8% 10/1/20 (c)		3,565,000	3,734,338
11% 10/1/21 (c)		2,919,000	3,185,359
Playa Resorts Holding BV 8% 8/15/20 (b)		1,640,000	1,709,700
Scientific Games Corp. 10% 12/1/22		1,276,000	1,269,620
Studio City Co. Ltd.:
5.875% 11/30/19 (b)		420,000	431,550
7.25% 11/30/21 (b)		1,085,000	1,122,975
			22,617,638
Household Durables - 0.6%
Brookfield Residential Properties, Inc./Brookfield Residential U.S. Corp. 6.125% 7/1/22 (b)		335,000	336,675
Brookfield Residential Properties, Inc. 6.5% 12/15/20 (b)		740,000	756,650
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA:
5.125% 7/15/23 (b)		285,000	291,056
5.75% 10/15/20		2,555,000	2,634,844
6.875% 2/15/21 (c)		366,197	376,816
7% 7/15/24 (b)		360,000	382,725
8.25% 2/15/21 (c)		216,746	223,790
Springs Industries, Inc. 6.25% 6/1/21		160,000	165,600
Taylor Morrison Communities, Inc./Monarch Communities, Inc. 5.875% 4/15/23 (b)		435,000	441,525
Toll Brothers Finance Corp. 4.375% 4/15/23		1,106,000	1,103,235
TRI Pointe Homes, Inc.:
4.375% 6/15/19		320,000	325,600
5.875% 6/15/24		780,000	803,400
			7,841,916
Internet & Direct Marketing Retail - 0.4%
Netflix, Inc.:
4.375% 11/15/26 (b)		640,000	620,800
5.375% 2/1/21 (b)		420,000	451,500
5.75% 3/1/24		612,000	654,840
5.875% 2/15/25		1,395,000	1,504,856
Priceline Group, Inc. 1.8% 3/3/27	EUR	750,000	762,194
Zayo Group LLC/Zayo Capital, Inc. 6% 4/1/23		580,000	603,200
			4,597,390
Media - 3.4%
Altice SA:
7.625% 2/15/25 (b)		3,085,000	3,239,250
7.75% 5/15/22 (b)		3,275,000	3,496,063
Altice U.S. Finance SA 5.5% 5/15/26 (b)		615,000	627,300
AMC Entertainment Holdings, Inc. 5.875% 11/15/26 (b)		530,000	541,925
AMC Entertainment, Inc. 5.75% 6/15/25		165,000	168,713
AMC Networks, Inc. 4.75% 12/15/22		320,000	322,000
British Sky Broadcasting Group PLC 1.875% 11/24/23 (Reg. S)	EUR	600,000	662,722
Cablevision SA 6.5% 6/15/21 (b)		230,000	233,738
CBS Outdoor Americas Capital LLC/CBS Outdoor Americas Capital Corp.:
5.25% 2/15/22		115,000	119,313
5.625% 2/15/24		1,625,000	1,694,063
CBS Radio, Inc. 7.25% 11/1/24 (b)		420,000	441,000
CCO Holdings LLC/CCO Holdings Capital Corp.:
5.125% 2/15/23		1,565,000	1,608,038
5.125% 5/1/23 (b)		720,000	741,600
5.375% 5/1/25 (b)		720,000	741,600
5.5% 5/1/26 (b)		2,450,000	2,499,000
5.75% 9/1/23		500,000	522,500
5.75% 1/15/24		555,000	579,975
5.75% 2/15/26 (b)		1,030,000	1,066,050
Cengage Learning, Inc. 9.5% 6/15/24 (b)		1,090,000	967,375
Cequel Communications Holdings I LLC/Cequel Capital Corp. 5.125% 12/15/21 (b)		1,490,000	1,516,075
Clear Channel Communications, Inc.:
9% 3/1/21		245,000	181,300
10% 1/15/18		630,000	469,350
11.25% 3/1/21		1,635,000	1,246,688
14% 2/1/21 pay-in-kind (c)		583,470	217,618
Columbus International, Inc. 7.375% 3/30/21 (b)		400,000	425,656
Globo Comunicacao e Participacoes SA:
4.843% 6/8/25 (b)		790,000	756,425
4.875% 4/11/22 (b)		250,000	249,450
5.307% 5/11/22 (Reg. S) (d)		200,000	200,000
Grupo Televisa SA de CV 6.625% 3/18/25		165,000	187,937
iHeartCommunications, Inc. 10.625% 3/15/23		1,630,000	1,230,650
Liberty Media Corp.:
8.25% 2/1/30		3,345,000	3,562,425
8.5% 7/15/29		545,000	600,863
Lions Gate Entertainment Corp. 5.875% 11/1/24 (b)		215,000	218,225
McGraw-Hill Global Education Holdings LLC/McGraw-Hill Global Education Finance 7.875% 5/15/24 (b)		1,915,000	1,929,363
MHGE Parent LLC/MHGE Parent Finance, Inc. 8.5% 8/1/19 pay-in-kind (b)(c)		1,140,000	1,145,700
Myriad International Holding BV 5.5% 7/21/25 (b)		600,000	604,356
New Cotai LLC/New Cotai Capital Corp. 10.625% 5/1/19 pay-in-kind (b)(c)		1,065,000	780,205
Nielsen Finance LLC/Nielsen Finance Co. 5% 4/15/22 (b)		295,000	300,531
Quebecor Media, Inc. 5.75% 1/15/23		790,000	819,625
RCN Telecom Services LLC/RCN Capital Corp. 8.5% 8/15/20 (b)		315,000	333,900
Sirius XM Radio, Inc.:
4.625% 5/15/23 (b)		260,000	257,400
5.375% 4/15/25 (b)		620,000	616,900
5.375% 7/15/26 (b)		620,000	606,050
Tegna, Inc. 5.5% 9/15/24 (b)		410,000	414,100
TV Azteca SA de CV:
7.5% 5/25/18 (Reg. S)		1,000,000	890,000
7.625% 9/18/20 (Reg S.)		300,000	237,000
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH 5.5% 1/15/23 (b)		575,000	598,719
VTR Finance BV 6.875% 1/15/24 (b)		1,030,000	1,063,475
Wave Holdco LLC/Wave Holdco Corp. 8.25% 7/15/19 pay-in-kind (b)(c)		131,043	133,009
WMG Acquisition Corp. 5.625% 4/15/22 (b)		103,000	106,605
Ziggo Bond Finance BV 6% 1/15/27 (b)		635,000	615,950
Ziggo Secured Finance BV 5.5% 1/15/27 (b)		1,270,000	1,237,996
			44,025,771
Specialty Retail - 0.2%
CST Brands, Inc. 5% 5/1/23		140,000	144,550
L Brands, Inc. 6.875% 11/1/35		2,170,000	2,213,400
Penske Automotive Group, Inc. 5.5% 5/15/26		460,000	454,250
Sonic Automotive, Inc. 5% 5/15/23		85,000	82,663
			2,894,863
Textiles, Apparel & Luxury Goods - 0.1%
Hanesbrands, Inc.:
4.625% 5/15/24 (b)		310,000	300,700
4.875% 5/15/26 (b)		310,000	303,025
			603,725
TOTAL CONSUMER DISCRETIONARY			91,625,009
CONSUMER STAPLES - 2.1%
Beverages - 0.0%
Molson Coors Brewing Co. 1.25% 7/15/24	EUR	200,000	210,284
Food & Staples Retailing - 0.7%
Albertsons Companies LLC/Safeway, Inc./New Albertson's, Inc./Albertson's LLC:
5.75% 3/15/25 (b)		1,175,000	1,163,250
6.625% 6/15/24 (b)		805,000	839,213
Albertsons, Inc.:
7.45% 8/1/29		725,000	685,125
8% 5/1/31		656,000	628,120
8.7% 5/1/30		95,000	95,475
Arcor SAIC 6% 7/6/23 (b)		215,000	224,138
BI-LO LLC/BI-LO Finance Corp.:
8.625% 9/15/18 pay-in-kind (b)(c)		790,000	497,700
9.25% 2/15/19 (b)		1,160,000	983,100
ESAL GmbH 6.25% 2/5/23 (b)		1,705,000	1,710,115
FAGE International SA/FAGE U.S.A. Dairy Industry, Inc. 5.625% 8/15/26 (b)		1,250,000	1,253,125
Hearthside Group Holdings LLC/Hearthside Finance, Inc. 6.5% 5/1/22 (b)		155,000	154,031
Minerva Luxembourg SA 7.75% 1/31/23 (Reg. S)		490,000	516,338
Tops Holding LLC/Tops Markets II Corp. 8% 6/15/22 (b)		580,000	498,800
			9,248,530
Food Products - 1.1%
B&G Foods, Inc. 4.625% 6/1/21		565,000	576,300
Gruma S.A.B. de CV 4.875% 12/1/24 (b)		275,000	287,513
H.J. Heinz Co. 2.25% 5/25/28 (Reg. S)	EUR	1,200,000	1,287,092
JBS Investments GmbH 7.25% 4/3/24 (b)		2,205,000	2,304,225
JBS U.S.A. LLC/JBS U.S.A. Finance, Inc.:
5.75% 6/15/25 (b)		1,030,000	1,042,875
5.875% 7/15/24 (b)		1,812,000	1,870,890
7.25% 6/1/21 (b)		350,000	362,254
8.25% 2/1/20 (b)		330,000	338,250
Kissner Holdings LP/Kissner Milling Co. Ltd./BSC Holding, Inc./Kissner U.S.A. 8.375% 12/1/22 (b)		530,000	535,300
Lamb Weston Holdings, Inc.:
4.625% 11/1/24 (b)		425,000	426,063
4.875% 11/1/26 (b)		430,000	425,431
MHP SA 8.25% 4/2/20 (b)		600,000	576,000
Pilgrim's Pride Corp. 5.75% 3/15/25 (b)		720,000	718,200
Post Holdings, Inc.:
5% 8/15/26 (b)		2,440,000	2,336,300
6% 12/15/22 (b)		290,000	302,688
7.75% 3/15/24 (b)		465,000	516,150
8% 7/15/25 (b)		230,000	257,600
TreeHouse Foods, Inc. 4.875% 3/15/22		200,000	205,000
			14,368,131
Household Products - 0.1%
Edgewell Personal Care Co. 5.5% 6/15/25 (b)		375,000	375,938
Spectrum Brands Holdings, Inc. 5.75% 7/15/25		600,000	622,500
			998,438
Personal Products - 0.2%
Prestige Brands, Inc. 5.375% 12/15/21 (b)		725,000	746,750
Revlon Consumer Products Corp. 5.75% 2/15/21 (c)		1,979,000	1,988,895
			2,735,645
TOTAL CONSUMER STAPLES			27,561,028
ENERGY - 7.6%
Energy Equipment & Services - 0.5%
Compressco Partners LP/Compressco Finance, Inc. 7.25% 8/15/22		395,000	373,275
Ensco PLC:
4.5% 10/1/24		665,000	570,238
5.2% 3/15/25		420,000	362,741
5.75% 10/1/44		600,000	435,000
Exterran Partners LP/EXLP Finance Corp. 6% 10/1/22		385,000	373,450
Forbes Energy Services Ltd. 9% 6/15/19 (e)		350,000	124,250
Forum Energy Technologies, Inc. 6.25% 10/1/21		715,000	715,000
Gulfmark Offshore, Inc. 6.375% 3/15/22		20,000	9,900
Hornbeck Offshore Services, Inc. 5.875% 4/1/20		415,000	296,725
Noble Holding International Ltd.:
4.625% 3/1/21		63,000	60,480
6.2% 8/1/40		235,000	168,025
7.2% 4/1/25 (c)		520,000	487,500
8.2% 4/1/45 (c)		120,000	99,900
Southern Gas Corridor CJSC 6.875% 3/24/26 (b)		645,000	694,665
Summit Midstream Holdings LLC 7.5% 7/1/21		220,000	231,550
Trinidad Drilling Ltd. 7.875% 1/15/19 (b)		140,000	139,650
Unit Corp. 6.625% 5/15/21		120,000	116,400
Weatherford International Ltd.:
7.75% 6/15/21		620,000	626,200
8.25% 6/15/23		525,000	534,188
9.875% 2/15/24 (b)		285,000	303,702
			6,722,839
Oil, Gas & Consumable Fuels - 7.1%
Access Midstream Partners LP/ACMP Finance Corp.:
4.875% 5/15/23		735,000	748,721
4.875% 3/15/24		315,000	318,082
Afren PLC:
6.625% 12/9/20 (b)(e)		282,992	57
10.25% 4/8/19 (Reg. S) (e)		780,669	156
American Energy-Permian Basin LLC/AEPB Finance Corp. 13% 11/30/20 (b)		940,000	1,104,500
Antero Midstream Partners LP/Antero Midstream Finance Corp. 5.375% 9/15/24 (b)		245,000	247,450
Antero Resources Corp.:
5.125% 12/1/22		45,000	45,450
5.625% 6/1/23 (Reg. S)		560,000	573,300
Antero Resources Finance Corp. 5.375% 11/1/21		295,000	301,638
Callon Petroleum Co. 6.125% 10/1/24 (b)		225,000	231,750
Carrizo Oil & Gas, Inc. 6.25% 4/15/23		380,000	389,500
Chaparral Energy, Inc. 9.875% 10/1/20 (e)		135,000	121,500
Cheniere Corpus Christi Holdings LLC:
5.875% 3/31/25 (b)		790,000	806,045
7% 6/30/24 (b)		710,000	768,575
Chesapeake Energy Corp.:
5.75% 3/15/23		945,000	888,300
8% 12/15/22 (b)		3,775,000	4,072,281
8% 1/15/25 (b)		800,000	816,000
Citgo Holding, Inc. 10.75% 2/15/20 (b)		1,797,000	1,927,283
Concho Resources, Inc. 4.375% 1/15/25		630,000	628,746
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.:
6% 12/15/20		695,000	712,375
6.125% 3/1/22		963,000	987,075
6.25% 4/1/23		1,975,000	2,014,500
CVR Refining LLC/Coffeyville Finance, Inc. 6.5% 11/1/22		1,070,000	1,061,975
Denbury Resources, Inc.:
4.625% 7/15/23		595,000	477,488
5.5% 5/1/22		975,000	850,688
6.375% 8/15/21		830,000	747,000
Diamondback Energy, Inc. 4.75% 11/1/24 (b)		385,000	377,300
Eagle Rock Energy Partners LP/Eagle Rock Energy Finance Corp. 8.375% 6/1/19		480,000	250,800
EDC Finance Ltd. 4.875% 4/17/20 (b)		1,200,000	1,219,392
Endeavor Energy Resources LP/EER Finance, Inc. 7% 8/15/21 (b)		530,000	551,200
Energy Transfer Equity LP 5.5% 6/1/27		860,000	838,500
EnLink Midstream Partners LP:
4.15% 6/1/25		465,000	450,782
4.4% 4/1/24		460,000	456,538
EP Energy LLC/Everest Acquisition Finance, Inc.:
7.75% 9/1/22		60,000	48,600
8% 11/29/24 (b)		350,000	376,145
9.375% 5/1/20		515,000	474,763
EV Energy Partners LP/EV Energy Finance Corp. 8% 4/15/19		482,500	340,163
Genesis Energy LP/Genesis Energy Finance Corp. 5.75% 2/15/21		250,000	252,500
Georgian Oil & Gas Corp. 6.75% 4/26/21 (b)		600,000	624,870
Global Partners LP/GLP Finance Corp.:
6.25% 7/15/22		130,000	124,556
7% 6/15/23		580,000	559,700
Hilcorp Energy I LP/Hilcorp Finance Co.:
5% 12/1/24 (b)		510,000	506,175
5.75% 10/1/25 (b)		580,000	587,250
Holly Energy Partners LP/Holly Finance Corp.:
6% 8/1/24 (b)		390,000	406,575
6.5% 3/1/20		485,000	500,763
Indo Energy Finance BV 7% 5/7/18 (b)		45,000	42,075
Jupiter Resources, Inc. 8.5% 10/1/22 (b)		1,365,000	1,177,313
Kosmos Energy Ltd.:
7.875% 8/1/21 (b)		290,000	288,550
7.875% 8/1/21 (b)		400,000	398,000
Laredo Petroleum, Inc. 7.375% 5/1/22 (Reg. S)		455,000	471,494
MPLX LP:
4.875% 12/1/24		2,370,000	2,437,540
5.5% 2/15/23		350,000	364,125
Newfield Exploration Co.:
5.375% 1/1/26		475,000	484,310
5.625% 7/1/24		75,000	78,188
Northern Tier Energy LLC/Northern Tier Finance Corp. 7.125% 11/15/20		235,000	244,106
Nostrum Oil & Gas Finance BV 6.375% 2/14/19 (b)		1,140,000	1,105,800
Pacific Exploration and Production Corp.:
10% 11/2/21 pay-in-kind (c)		461,000	520,930
10% 11/2/21 pay-in-kind (b)(c)		80,000	90,400
Pan American Energy LLC 7.875% 5/7/21 (b)		1,115,000	1,170,750
Parsley Energy LLC/Parsley 6.25% 6/1/24 (b)		115,000	121,015
PBF Holding Co. LLC/PBF Finance Corp.:
7% 11/15/23 (b)		1,095,000	1,089,525
8.25% 2/15/20		930,000	953,250
PBF Logistics LP/PBF Logistics Finance, Inc. 6.875% 5/15/23		435,000	427,388
PDC Energy, Inc. 6.125% 9/15/24 (b)		200,000	204,500
Pemex Project Funding Master Trust:
6.625% 6/15/35		2,210,000	2,176,850
8.625% 12/1/23 (c)		250,000	271,250
PetroBakken Energy Ltd. 8.625% 2/1/20 (b)(e)		1,225,000	55,125
Petrobras Global Finance BV:
3% 1/15/19		1,285,000	1,252,490
3.02% 1/15/19 (c)		1,895,000	1,860,852
6.25% 3/17/24		570,000	546,744
8.375% 5/23/21		3,010,000	3,243,275
8.75% 5/23/26		865,000	933,119
Petrobras International Finance Co. Ltd.:
5.75% 1/20/20		1,700,000	1,721,250
6.875% 1/20/40		1,210,000	1,038,422
Petroleos de Venezuela SA:
5.375% 4/12/27		755,000	281,238
5.5% 4/12/37		285,000	104,738
6% 5/16/24 (b)		875,000	342,344
6% 11/15/26 (b)		830,000	319,550
8.5% 11/2/17 (b)		668,333	529,654
9.75% 5/17/35 (b)		2,450,000	1,163,750
12.75% 2/17/22 (b)		110,000	67,925
Petroleos Mexicanos:
3.5% 1/30/23		195,000	179,010
4.625% 9/21/23 (b)		750,000	729,600
4.875% 1/24/22		845,000	847,535
4.875% 1/18/24		570,000	552,678
5.5% 1/21/21		375,000	385,781
5.5% 6/27/44		310,000	257,982
6.375% 2/4/21 (b)		310,000	330,150
6.375% 1/23/45		865,000	787,150
6.5% 6/2/41		2,580,000	2,416,299
6.625% (b)(f)		1,615,000	1,518,100
6.75% 9/21/47 (b)		1,458,000	1,377,518
6.875% 8/4/26 (b)		290,000	305,950
PT Pertamina Persero:
4.875% 5/3/22 (b)		375,000	385,172
5.25% 5/23/21 (b)		295,000	310,424
6.5% 5/27/41 (b)		515,000	527,722
QEP Resources, Inc. 5.25% 5/1/23		610,000	611,525
Range Resources Corp. 5% 3/15/23 (b)		960,000	950,400
Rice Energy, Inc.:
6.25% 5/1/22		1,005,000	1,032,638
7.25% 5/1/23		510,000	540,600
RSP Permian, Inc. 6.625% 10/1/22		230,000	243,225
Sabine Pass Liquefaction LLC:
5% 3/15/27 (b)		955,000	963,356
5.875% 6/30/26 (b)		925,000	996,688
SemGroup Corp. 7.5% 6/15/21		440,000	453,200
SM Energy Co.:
5.625% 6/1/25		280,000	270,200
6.75% 9/15/26		250,000	257,500
Southern Star Central Corp. 5.125% 7/15/22 (b)		320,000	324,000
Southwestern Energy Co. 4.1% 3/15/22		910,000	859,768
Sunoco LP/Sunoco Finance Corp.:
6.25% 4/15/21		875,000	891,406
6.375% 4/1/23		405,000	410,063
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
5.125% 2/1/25 (b)		320,000	317,600
5.375% 2/1/27 (b)		320,000	316,800
Teekay Corp. 8.5% 1/15/20		880,000	836,000
Teine Energy Ltd. 6.875% 9/30/22 (b)		590,000	602,538
Tennessee Gas Pipeline Co. 7.625% 4/1/37		50,000	60,448
Tesoro Logistics LP/Tesoro Logistics Finance Corp.:
6.125% 10/15/21		155,000	162,750
6.375% 5/1/24		245,000	262,150
Transportadora de Gas del Sur SA 9.625% 5/14/20 (b)		1,424,645	1,531,493
Western Refining Logistics LP/WNRL Finance Co. 7.5% 2/15/23		2,175,000	2,349,000
Western Refining, Inc. 6.25% 4/1/21		1,440,000	1,494,000
WPX Energy, Inc.:
5.25% 9/15/24		490,000	475,300
6% 1/15/22		1,005,000	1,030,125
YPF SA:
8.5% 3/23/21 (b)		1,935,000	2,075,481
8.75% 4/4/24 (b)		2,010,000	2,083,365
Zhaikmunai International BV 7.125% 11/13/19 (b)		1,575,000	1,533,971
			92,211,503
TOTAL ENERGY			98,934,342
FINANCIALS - 8.0%
Banks - 2.8%
ABN AMRO Bank NV 7.125% 7/6/22	EUR	600,000	805,911
Banco de Bogota SA 6.25% 5/12/26 (b)		270,000	275,400
Banco de Reservas de La Republica Dominicana 7% 2/1/23 (b)		510,000	510,097
Banco Hipotecario SA 9.75% 11/30/20 (b)		1,920,000	2,044,800
Banco Macro SA 6.75% 11/4/26 (b)(c)		320,000	303,200
Banco Nacional de Desenvolvimento Economico e Social:
4% 4/14/19 (b)		200,000	200,894
6.369% 6/16/18 (b)		475,000	496,271
Banque Centrale de Tunisie 5.75% 1/30/25 (b)		260,000	241,800
BBVA Bancomer SA 7.25% 4/22/20 (b)		375,000	411,563
Biz Finance PLC 9.625% 4/27/22 (Reg. S)		175,000	171,063
CIT Group, Inc.:
5% 8/15/22		845,000	880,913
5.375% 5/15/20		1,055,000	1,120,938
5.5% 2/15/19 (b)		2,355,000	2,484,525
Citigroup, Inc. 1.5% 10/26/28	EUR	1,600,000	1,629,069
Credit Suisse Group Funding Guernsey Ltd. 2.75% 8/8/25 (Reg. S)	GBP	600,000	721,353
Export Credit Bank of Turkey 5.875% 4/24/19 (b)		650,000	664,131
Export-Import Bank of Korea 6.4% 8/7/17 (Reg. S)	INR	21,400,000	313,204
GTB Finance BV 6% 11/8/18 (b)		1,320,000	1,316,806
HSBC Holdings PLC 3.125% 6/7/28	EUR	600,000	666,684
HSBK BV 7.25% 5/3/17 (b)		475,000	479,513
ING Bank NV 6.125% 5/29/23 (c)	EUR	1,150,000	1,306,232
Intesa Sanpaolo SpA 1.125% 3/4/22	EUR	1,000,000	1,055,585
Itau Unibanco Holding SA:
5.125% 5/13/23 (Reg. S)		680,000	673,200
5.5% 8/6/22 (b)		490,000	495,537
JSC BGEO Group 6% 7/26/23 (b)		760,000	760,000
JSC Halyk Bank of Kazakhstan 7.25% 1/28/21 (b)		200,000	214,500
KBC Groep NV 1.875% 3/11/27 (Reg. S) (c)	EUR	2,400,000	2,535,905
Lloyds Banking Group PLC 1% 11/9/23 (Reg. S)	EUR	800,000	825,909
National Westminster Bank PLC 6.5% 9/7/21	GBP	970,000	1,369,965
OJSC Russian Agricultural Bank 7.75% 5/29/18 (Issued by RSHB Capital SA for OJSC Russian Agricultural Bank) (b)		360,000	381,550
Rabobank Nederland 6.875% 3/19/20 (Reg. S)	EUR	2,300,000	2,847,484
Royal Bank of Scotland Group PLC:
1.625% 6/25/19 (Reg. S)	EUR	350,000	376,725
2.5% 3/22/23 (Reg. S)	EUR	650,000	697,130
Royal Bank of Scotland PLC 6.934% 4/9/18	EUR	550,000	621,214
RSHB Capital SA 5.298% 12/27/17 (b)		240,000	244,860
SB Capital SA 5.5% 2/26/24 (b)(c)		585,000	594,506
Turkiye Garanti Bankasi A/S 4% 9/13/17 (b)		200,000	200,540
Turkiye Halk Bankasi A/S:
3.875% 2/5/20 (b)		325,000	303,548
4.75% 6/4/19 (b)		460,000	452,640
4.875% 7/19/17 (b)		400,000	401,040
Turkiye Is Bankasi A/S:
3.75% 10/10/18 (b)		205,000	201,925
5.5% 4/21/19 (b)		200,000	201,960
Turkiye Vakiflar Bankasi TAO 6.875% 2/3/25 (Reg. S) (c)		600,000	576,150
UniCredit SpA:
2% 3/4/23 (Reg. S)	EUR	1,100,000	1,190,742
6.95% 10/31/22 (Reg. S)	EUR	150,000	181,237
Zenith Bank PLC 6.25% 4/22/19 (b)		1,880,000	1,830,706
			36,278,925
Capital Markets - 0.4%
Adient Global Holdings Ltd. 4.875% 8/15/26 (b)		630,000	617,400
BCD Acquisition, Inc. 9.625% 9/15/23 (b)		945,000	1,011,150
Goldman Sachs Group, Inc. 3% 2/12/31 (Reg. S)	EUR	1,411,000	1,612,477
Morgan Stanley 1.75% 3/11/24	EUR	1,250,000	1,372,063
MSCI, Inc.:
5.25% 11/15/24 (b)		345,000	362,250
5.75% 8/15/25 (b)		365,000	387,813
			5,363,153
Consumer Finance - 2.7%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
4.25% 7/1/20		580,000	595,950
4.625% 7/1/22		1,170,000	1,205,100
5% 10/1/21		300,000	315,375
Ally Financial, Inc.:
4.125% 2/13/22		1,160,000	1,149,850
4.625% 3/30/25		1,915,000	1,886,275
5.125% 9/30/24		2,750,000	2,798,125
8% 11/1/31		15,173,000	17,599,410
Credito Real S.A.B. de CV:
7.25% 7/20/23 (b)		305,000	311,100
7.5% 3/13/19 (b)		400,000	416,600
General Motors Acceptance Corp. 8% 11/1/31		823,000	952,623
Navient Corp. 5.875% 10/25/24		2,745,000	2,607,750
SLM Corp.:
5.5% 1/25/23		1,685,000	1,634,450
6.125% 3/25/24		500,000	485,625
7.25% 1/25/22		2,500,000	2,646,875
			34,605,108
Diversified Financial Services - 0.9%
Cimpor Financial Operations BV 5.75% 7/17/24 (b)		570,000	473,157
Grinding Media, Inc./MC Grinding Media Canada, Inc. 7.375% 12/15/23 (b)		390,000	409,734
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
5.875% 2/1/22		3,505,000	3,478,713
6% 8/1/20		995,000	1,016,144
Inception Merger Sub, Inc./Rackspace Hosting, Inc. 8.625% 11/15/24 (b)		510,000	539,810
RegionalCare Hospital Partners Holdings, Inc. 8.25% 5/1/23 (b)		695,000	693,263
Solera LLC/Solera Finance, Inc. 10.5% 3/1/24 (b)		1,590,000	1,788,750
Springleaf Financial Corp.:
7.75% 10/1/21		1,590,000	1,677,450
8.25% 12/15/20		460,000	500,250
TMK Capital SA 6.75% 4/3/20 (Reg. S)		200,000	207,000
Wendel SA:
1% 4/20/23 (Reg. S)	EUR	400,000	412,827
2.75% 10/2/24 (Reg. S)	EUR	800,000	896,460
			12,093,558
Insurance - 0.6%
Alliant Holdings Co.-Issuer, Inc./Wayne Merger Sub LLC 8.25% 8/1/23 (b)		1,440,000	1,486,800
Assicurazioni Generali SpA 7.75% 12/12/42 (c)	EUR	700,000	876,857
Aviva PLC 3.375% 12/4/45 (Reg. S) (c)	EUR	650,000	671,937
Direct Line Insurance Group PLC 9.25% 4/27/42 (c)	GBP	900,000	1,362,170
Hockey Merger Sub 2, Inc. 7.875% 10/1/21 (b)		1,135,000	1,199,025
SCOR SE 3% 6/8/46 (Reg. S) (c)	EUR	600,000	631,590
Zurich Insurance Co. Ltd. 3.5% 10/1/46 (c)	EUR	850,000	924,417
			7,152,796
Thrifts & Mortgage Finance - 0.6%
Nationwide Building Society 4.125% 3/20/23 (Reg. S) (c)	EUR	2,300,000	2,514,489
Prime Securities Services Borrower LLC/Prime Finance, Inc. 9.25% 5/15/23 (b)		4,850,000	5,280,438
			7,794,927
TOTAL FINANCIALS			103,288,467
HEALTH CARE - 2.2%
Biotechnology - 0.0%
AMAG Pharmaceuticals, Inc. 7.875% 9/1/23 (b)		305,000	305,000
Health Care Equipment & Supplies - 0.1%
Alere, Inc. 6.375% 7/1/23 (b)		260,000	258,375
Hill-Rom Holdings, Inc. 5.75% 9/1/23 (b)		290,000	299,425
Hologic, Inc. 5.25% 7/15/22 (b)		630,000	663,075
			1,220,875
Health Care Providers & Services - 1.9%
AmSurg Corp. 5.625% 7/15/22		330,000	340,230
Community Health Systems, Inc.:
6.875% 2/1/22		2,230,000	1,549,850
7.125% 7/15/20		805,000	612,042
Double Eagle Acquisition Sub, Inc. 7.5% 10/1/24 (b)		380,000	398,012
Envision Healthcare Corp. 6.25% 12/1/24 (b)		640,000	675,200
HCA Holdings, Inc.:
4.75% 5/1/23		630,000	644,963
5.25% 6/15/26		750,000	775,313
5.375% 2/1/25		1,155,000	1,157,888
5.875% 3/15/22		1,915,000	2,063,413
5.875% 5/1/23		2,145,000	2,279,063
5.875% 2/15/26		2,995,000	3,084,850
6.5% 2/15/20		2,410,000	2,636,540
7.5% 2/15/22		1,175,000	1,333,625
HealthSouth Corp.:
5.125% 3/15/23		330,000	326,700
5.75% 11/1/24		1,135,000	1,149,188
Jaguar Holding Co. II/Pharmaceutical Product Development LLC 6.375% 8/1/23 (b)		570,000	609,900
MPH Acquisition Holdings LLC 7.125% 6/1/24 (b)		335,000	352,621
Quintiles Transnational Corp. 4.875% 5/15/23 (b)		445,000	451,675
Sabra Health Care LP/Sabra Capital Corp. 5.375% 6/1/23		260,000	259,350
Surgery Center Holdings, Inc. 8.875% 4/15/21 (b)		610,000	649,650
Tenet Healthcare Corp.:
6.75% 6/15/23		735,000	648,638
6.875% 11/15/31		1,210,000	933,213
7.5% 1/1/22 (b)		365,000	380,513
8.125% 4/1/22		830,000	783,105
Vizient, Inc. 10.375% 3/1/24 (b)		660,000	747,450
			24,842,992
Pharmaceuticals - 0.2%
Horizon Pharma, Inc. 8.75% 11/1/24 (b)		445,000	450,563
Valeant Pharmaceuticals International, Inc.:
5.875% 5/15/23 (b)		2,165,000	1,634,575
6.75% 8/15/21 (b)		265,000	219,950
			2,305,088
TOTAL HEALTH CARE			28,673,955
INDUSTRIALS - 1.7%
Aerospace & Defense - 0.3%
Huntington Ingalls Industries, Inc. 5% 11/15/25 (b)		550,000	571,313
KLX, Inc. 5.875% 12/1/22 (b)		1,455,000	1,498,650
TransDigm, Inc. 6.375% 6/15/26 (b)		590,000	605,930
Triumph Group, Inc. 4.875% 4/1/21		520,000	487,760
			3,163,653
Air Freight & Logistics - 0.0%
XPO Logistics, Inc. 6.125% 9/1/23 (b)		490,000	512,050
Airlines - 0.1%
Air Canada 5.375% 11/15/22 (b)		142,362	145,921
Allegiant Travel Co. 5.5% 7/15/19		160,000	164,800
Continental Airlines, Inc. pass-thru trust certificates 6.903% 4/19/22		24,682	25,885
Delta Air Lines, Inc. pass-thru trust certificates 8.021% 8/10/22		141,458	162,507
Hawaiian Airlines pass-thru certificates Series 2013-1 Class B, 4.95% 7/15/23		228,458	226,745
Northwest Airlines, Inc. pass-thru trust certificates 8.028% 11/1/17		27,287	28,684
U.S. Airways pass-thru certificates:
Series 2011-1 Class A, 7.125% 4/22/25		341,050	392,207
Series 2012-2 Class B, 6.75% 12/3/22		160,409	174,244
Series 2013-1 Class B, 5.375% 5/15/23		214,290	227,147
			1,548,140
Building Products - 0.0%
Shea Homes Ltd. Partnership/Corp.:
5.875% 4/1/23 (b)		185,000	180,375
6.125% 4/1/25 (b)		185,000	178,988
			359,363
Commercial Services & Supplies - 0.5%
ADS Waste Holdings, Inc. 5.625% 11/15/24 (b)		565,000	562,175
ADT Corp. 6.25% 10/15/21		1,560,000	1,692,600
APX Group, Inc.:
7.875% 12/1/22		980,000	1,060,850
8.75% 12/1/20		986,000	993,395
Cenveo Corp. 6% 8/1/19 (b)		315,000	281,138
Covanta Holding Corp. 5.875% 3/1/24		1,870,000	1,797,538
Garda World Security Corp.:
7.25% 11/15/21 (b)		225,000	209,250
7.25% 11/15/21 (b)		140,000	130,200
Ritchie Brothers Auctioneers, Inc. 5.375% 1/15/25 (b)		190,000	193,800
TMS International Corp. 7.625% 10/15/21 (b)		110,000	105,050
			7,025,996
Construction & Engineering - 0.1%
Cementos Progreso Trust 7.125% 11/6/23 (b)		440,000	461,516
Odebrecht Finance Ltd. 4.375% 4/25/25 (b)		900,000	519,750
			981,266
Electrical Equipment - 0.1%
Sensata Technologies BV:
4.875% 10/15/23 (b)		170,000	173,825
5% 10/1/25 (b)		575,000	563,500
			737,325
Industrial Conglomerates - 0.0%
Alfa SA de CV 5.25% 3/25/24 (b)		200,000	204,500
Machinery - 0.1%
Xerium Technologies, Inc. 9.5% 8/15/21 (b)		940,000	937,650
Marine - 0.1%
Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S., Inc. 8.125% 11/15/21 (b)		150,000	127,500
Navios South American Logistics, Inc./Navios Logistics Finance U.S., Inc. 7.25% 5/1/22 (b)		490,000	463,050
Ultrapetrol (Bahamas) Ltd. 8.875% 6/15/21 (e)		60,000	11,400
			601,950
Road & Rail - 0.0%
JSC Georgian Railway 7.75% 7/11/22 (b)		200,000	212,972
Lima Metro Line 2 Finance Ltd. 5.875% 7/5/34 (b)		250,000	263,750
			476,722
Trading Companies & Distributors - 0.3%
Aircastle Ltd.:
5% 4/1/23		345,000	351,900
5.5% 2/15/22		555,000	588,300
Ashtead Capital, Inc. 5.625% 10/1/24 (b)		550,000	576,125
International Lease Finance Corp.:
3.875% 4/15/18		750,000	764,063
4.625% 4/15/21		700,000	725,375
5.875% 8/15/22		520,000	564,200
8.625% 1/15/22		255,000	306,319
NES Rentals Holdings, Inc. 7.875% 5/1/18 (b)		160,000	159,200
United Rentals North America, Inc. 5.5% 5/15/27		405,000	401,963
			4,437,445
Transportation Infrastructure - 0.1%
Aeropuertos Argentina 2000 SA:
10.75% 12/1/20 (b)		473,760	510,050
10.75% 12/1/20 (Reg. S)		33,600	36,174
Global Ports Finance PLC 6.872% 1/25/22 (b)		490,000	504,700
			1,050,924
TOTAL INDUSTRIALS			22,036,984
INFORMATION TECHNOLOGY - 2.4%
Communications Equipment - 0.7%
Banglalink Digital Communications Ltd.:
8.625% 5/6/19 (b)		1,075,000	1,135,415
8.625% 5/6/19 (Reg. S)		200,000	211,240
Brocade Communications Systems, Inc. 4.625% 1/15/23		350,000	346,500
Lucent Technologies, Inc.:
6.45% 3/15/29		5,779,000	6,024,608
6.5% 1/15/28		560,000	578,200
			8,295,963
Electronic Equipment & Components - 0.1%
Conduent Finance, Inc./Xerox Business Service LLC 10.5% 12/15/24 (b)		620,000	663,400
Micron Technology, Inc. 7.5% 9/15/23 (b)		565,000	625,738
			1,289,138
Internet Software & Services - 0.1%
Balboa Merger Sub, Inc. 11.375% 12/1/21 (b)		725,000	725,000
Camelot Finance SA 7.875% 10/15/24 (b)		280,000	289,800
CyrusOne LP/CyrusOne Finance Corp. 6.375% 11/15/22		370,000	389,425
j2 Global, Inc. 8% 8/1/20		350,000	364,000
			1,768,225
IT Services - 0.1%
CDW LLC/CDW Finance Corp. 5% 9/1/23		565,000	565,706
Ceridian HCM Holding, Inc. 11% 3/15/21 (b)		250,000	256,875
Everi Payments, Inc. 10% 1/15/22		575,000	569,250
			1,391,831
Semiconductors & Semiconductor Equipment - 1.1%
Entegris, Inc. 6% 4/1/22 (b)		155,000	161,200
Micron Technology, Inc.:
5.25% 8/1/23 (b)		230,000	230,863
5.25% 1/15/24 (b)		490,000	487,550
5.5% 2/1/25		1,605,000	1,596,975
5.625% 1/15/26 (b)		1,930,000	1,913,113
5.875% 2/15/22		345,000	359,663
Microsemi Corp. 9.125% 4/15/23 (b)		235,000	273,775
NXP BV/NXP Funding LLC:
4.125% 6/1/21 (b)		465,000	480,113
4.625% 6/15/22 (b)		400,000	419,000
4.625% 6/1/23 (b)		465,000	488,250
5.75% 3/15/23 (b)		2,415,000	2,547,825
Qorvo, Inc.:
6.75% 12/1/23		440,000	484,000
7% 12/1/25		2,856,000	3,163,020
Sensata Technologies UK Financing Co. PLC 6.25% 2/15/26 (b)		585,000	611,325
Versum Materials, Inc. 5.5% 9/30/24 (b)		330,000	337,425
			13,554,097
Software - 0.3%
BMC Software Finance, Inc. 8.125% 7/15/21 (b)		465,000	434,484
Ensemble S Merger Sub, Inc. 9% 9/30/23 (b)		970,000	1,030,625
Greeneden U.S. Holdings II LLC 10% 11/30/24 (b)		880,000	935,000
JDA Escrow LLC/JDA Bond Finance, Inc. 7.375% 10/15/24 (b)		225,000	233,438
Nuance Communications, Inc. 5.375% 8/15/20 (b)		250,000	257,188
Open Text Corp. 5.875% 6/1/26 (b)		465,000	490,575
Parametric Technology Corp. 6% 5/15/24		190,000	200,450
SS&C Technologies Holdings, Inc. 5.875% 7/15/23		455,000	471,494
			4,053,254
TOTAL INFORMATION TECHNOLOGY			30,352,508
MATERIALS - 3.9%
Chemicals - 1.2%
Albemarle Corp. U.S. 1.875% 12/8/21 (Reg. S)	EUR	1,700,000	1,876,869
Braskem Finance Ltd.:
5.375% 5/2/22 (b)		600,000	619,800
5.75% 4/15/21 (b)		400,000	421,000
6.45% 2/3/24		400,000	421,000
Kraton Polymers LLC/Kraton Polymers Capital Corp. 10.5% 4/15/23 (b)		390,000	439,725
Mexichem S.A.B. de CV 4.875% 9/19/22 (b)		275,000	286,688
Momentive Performance Materials, Inc.:
3.88% 10/24/21		5,080,000	4,775,200
4.69% 4/24/22		1,515,000	1,302,900
10% 10/15/20 (e)		1,515,000	0
MPM Escrow LLC/MPM Finance Escrow Corp. 8.875% 10/15/20 (e)		3,580,000	0
Nufarm Australia Ltd. 6.375% 10/15/19 (b)		210,000	214,725
OCP SA 5.625% 4/25/24 (b)		200,000	206,799
Platform Specialty Products Corp.:
6.5% 2/1/22 (b)		555,000	559,163
10.375% 5/1/21 (b)		175,000	193,813
Solvay SA 2.75% 12/2/27 (Reg. S)	EUR	600,000	703,790
TPC Group, Inc. 8.75% 12/15/20 (b)		765,000	646,425
Valvoline Finco Two LLC 5.5% 7/15/24 (b)		230,000	238,050
W. R. Grace & Co.-Conn.:
5.125% 10/1/21 (b)		222,000	231,435
5.625% 10/1/24 (b)		1,740,000	1,827,000
			14,964,382
Construction Materials - 0.2%
CEMEX Finance LLC:
6% 4/1/24 (b)		400,000	411,000
9.375% 10/12/22 (b)		300,000	327,000
CEMEX S.A.B. de CV 7.75% 4/16/26 (b)		265,000	293,488
HeidelbergCement Finance AG 2.25% 6/3/24 (Reg. S)	EUR	775,000	870,538
Prince Mineral Holding Corp. 11.5% 12/15/19 (b)(c)		175,000	171,063
U.S. Concrete, Inc. 6.375% 6/1/24		300,000	317,250
Union Andina de Cementos SAA 5.875% 10/30/21 (b)		300,000	310,500
			2,700,839
Containers & Packaging - 0.4%
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc.:
4.625% 5/15/23 (b)		615,000	610,006
6% 6/30/21 (b)		350,000	356,125
6.25% 1/31/19 (b)		285,000	289,631
6.75% 1/31/21 (b)		605,000	623,150
7.25% 5/15/24 (b)		1,100,000	1,159,125
Consolidated Container Co. LLC/Consolidated Container Capital, Inc. 10.125% 7/15/20 (b)		210,000	214,725
Crown Cork & Seal, Inc.:
7.375% 12/15/26		1,210,000	1,355,200
7.5% 12/15/96		160,000	163,400
Sealed Air Corp. 5.25% 4/1/23 (b)		270,000	280,125
			5,051,487
Metals & Mining - 2.1%
Alcoa Nederland Holding BV:
6.75% 9/30/24 (b)		430,000	466,550
7% 9/30/26 (b)		355,000	388,725
Aleris International, Inc. 6% 6/1/20 (b)		1,759	1,759
Alrosa Finance SA 7.75% 11/3/20 (b)		200,000	225,684
Bluescope Steel Ltd./Bluescope Steel Finance 6.5% 5/15/21 (b)		190,000	201,324
Compania Minera Ares SAC 7.75% 1/23/21 (b)		800,000	858,000
EVRAZ Group SA:
6.5% 4/22/20 (b)		680,000	711,987
8.25% 1/28/21 (Reg. S)		1,000,000	1,098,800
9.5% 4/24/18 (Reg. S)		295,000	315,650
Evraz, Inc. NA Canada 7.5% 11/15/19 (b)		1,480,000	1,487,400
Ferrexpo Finance PLC 10.375% 4/7/19 (b)		668,000	668,000
First Quantum Minerals Ltd.:
6.75% 2/15/20 (b)		811,000	808,973
7% 2/15/21 (b)		745,000	740,977
7.25% 5/15/22 (b)		615,000	605,775
Freeport-McMoRan, Inc.:
3.55% 3/1/22		310,000	288,300
3.875% 3/15/23		930,000	853,275
5.4% 11/14/34		300,000	252,000
5.45% 3/15/43		1,945,000	1,609,526
6.75% 2/1/22 (b)		900,000	924,750
Gerdau Trade, Inc. 5.75% 1/30/21 (b)		200,000	205,100
Gold Fields Orogen Holding BVI Ltd. 4.875% 10/7/20 (b)		1,725,000	1,695,675
GTL Trade Finance, Inc. 5.893% 4/29/24 (b)		600,000	597,000
JMC Steel Group, Inc. 9.875% 6/15/23 (b)		405,000	453,600
Joseph T Ryerson & Son, Inc. 11% 5/15/22 (b)		350,000	385,000
Lundin Mining Corp.:
7.5% 11/1/20 (b)		210,000	223,388
7.875% 11/1/22 (b)		30,000	32,625
Metinvest BV:
8.75% 2/14/18 (Reg. S)		422,191	384,194
10.5% 11/28/17 (b)		1,508,042	1,357,238
10.5% 11/28/17 (Reg. S)		326,462	293,815
Mirabela Nickel Ltd. 1% 9/10/44 pay-in-kind (b)(e)		1,291	0
Murray Energy Corp. 11.25% 4/15/21 (b)		940,000	728,500
New Gold, Inc. 7% 4/15/20 (b)		150,000	153,750
Polyus Gold International Ltd.:
5.625% 4/29/20 (b)		600,000	626,155
5.625% 4/29/20 (Reg. S)		200,000	208,718
Southern Copper Corp. 7.5% 7/27/35		600,000	692,939
Teck Resources Ltd. 8.5% 6/1/24 (b)		2,920,000	3,365,300
United States Steel Corp. 8.375% 7/1/21 (b)		1,325,000	1,464,827
Vale Overseas Ltd.:
4.375% 1/11/22		530,000	520,725
5.875% 6/10/21		300,000	314,250
6.875% 11/21/36		280,000	275,800
Vedanta Resources PLC 6% 1/31/19 (b)		1,075,000	1,077,688
			27,563,742
Paper & Forest Products - 0.0%
Boise Cascade Co. 5.625% 9/1/24 (b)		225,000	223,313
NewPage Corp.:
0% 5/1/12 (c)(e)		90,000	0
11.375% 12/31/14 (e)		318,200	0
Sino-Forest Corp. 6.25% 10/21/17 (b)(e)		565,000	0
			223,313
TOTAL MATERIALS			50,503,763
REAL ESTATE - 0.6%
Equity Real Estate Investment Trusts (REITs) - 0.3%
Crown Castle International Corp. 5.25% 1/15/23		1,530,000	1,646,663
CTR Partnership LP/CareTrust Capital Corp. 5.875% 6/1/21		85,000	86,488
MPT Operating Partnership LP/MPT Finance Corp.:
5.25% 8/1/26		220,000	215,600
6.375% 2/15/22		475,000	492,219
Omega Healthcare Investors, Inc. 5.875% 3/15/24		1,385,000	1,428,776
			3,869,746
Real Estate Management & Development - 0.3%
CBRE Group, Inc. 5% 3/15/23		1,075,000	1,108,959
Grand City Properties SA 1.5% 4/17/25 (Reg. S)	EUR	300,000	308,133
Howard Hughes Corp. 6.875% 10/1/21 (b)		1,210,000	1,275,098
Inversiones y Representaciones SA 11.5% 7/20/20 (Reg. S)		85,000	95,200
IRSA Propiedades Comerciales SA 8.75% 3/23/23 (b)		300,000	317,625
Mattamy Group Corp. 6.875% 12/15/23 (b)		470,000	475,875
Taylor Morrison Communities, Inc./Monarch Communities, Inc. 5.25% 4/15/21 (b)		785,000	804,625
			4,385,515
TOTAL REAL ESTATE			8,255,261
TELECOMMUNICATION SERVICES - 6.1%
Diversified Telecommunication Services - 2.8%
Altice Financing SA:
6.5% 1/15/22 (b)		1,435,000	1,495,988
6.625% 2/15/23 (b)		1,080,000	1,109,700
7.5% 5/15/26 (b)		1,170,000	1,216,800
Altice Finco SA:
8.125% 1/15/24 (b)		3,320,000	3,436,200
9.875% 12/15/20 (b)		655,000	691,025
Citizens Communications Co.:
7.875% 1/15/27		280,000	231,700
9% 8/15/31		220,000	187,550
FairPoint Communications, Inc. 8.75% 8/15/19 (b)		335,000	349,656
Frontier Communications Corp. 11% 9/15/25		1,215,000	1,254,488
GCI, Inc. 6.875% 4/15/25		560,000	568,400
GTH Finance BV:
6.25% 4/26/20 (b)		600,000	628,798
7.25% 4/26/23 (b)		1,510,000	1,618,750
GTT Escrow Corp. 7.875% 12/31/24 (b)		300,000	312,810
Level 3 Communications, Inc. 5.75% 12/1/22		595,000	611,363
Level 3 Financing, Inc.:
5.125% 5/1/23		575,000	577,156
5.375% 5/1/25		575,000	586,500
Lynx II Corp. 6.375% 4/15/23 (b)		200,000	207,750
Sable International Finance Ltd. 6.875% 8/1/22 (b)		2,630,000	2,735,200
SFR Group SA:
6% 5/15/22 (b)		6,120,000	6,280,650
6.25% 5/15/24 (b)		6,405,000	6,437,025
7.375% 5/1/26 (b)		2,405,000	2,465,125
Sprint Capital Corp.:
6.875% 11/15/28		562,000	554,975
8.75% 3/15/32		456,000	501,600
Telefonica Celular del Paraguay SA 6.75% 12/13/22 (b)		400,000	407,000
U.S. West Communications:
6.875% 9/15/33		170,000	162,318
7.25% 9/15/25		35,000	37,546
7.25% 10/15/35		70,000	66,287
UPCB Finance IV Ltd. 5.375% 1/15/25 (b)		615,000	619,613
Virgin Media Finance PLC 4.875% 2/15/22		565,000	507,088
			35,859,061
Wireless Telecommunication Services - 3.3%
America Movil S.A.B. de CV 6.45% 12/5/22	MXN	11,000,000	480,893
Comcel Trust 6.875% 2/6/24 (b)		250,000	251,875
Digicel Group Ltd.:
6.75% 3/1/23 (b)		385,000	347,128
7% 2/15/20 (b)		1,200,000	1,129,968
7.125% 4/1/22 (b)		1,775,000	1,376,939
8.25% 9/30/20 (b)		890,000	763,593
Intelsat Jackson Holdings SA:
5.5% 8/1/23		2,040,000	1,374,552
7.25% 10/15/20		3,485,000	2,700,875
7.5% 4/1/21		585,000	446,063
Millicom International Cellular SA:
4.75% 5/22/20 (b)		280,000	283,500
6% 3/15/25 (b)		1,145,000	1,124,963
6.625% 10/15/21 (b)		1,365,000	1,432,608
MTS International Funding Ltd. 8.625% 6/22/20 (b)		145,000	166,388
Neptune Finco Corp.:
6.625% 10/15/25 (b)		1,125,000	1,229,063
10.125% 1/15/23 (b)		1,160,000	1,339,800
10.875% 10/15/25 (b)		2,800,000	3,332,000
Sprint Communications, Inc. 6% 11/15/22		1,410,000	1,420,575
Sprint Corp.:
7.125% 6/15/24		2,940,000	3,028,200
7.625% 2/15/25		1,655,000	1,739,819
7.875% 9/15/23		1,505,000	1,606,588
T-Mobile U.S.A., Inc.:
6% 3/1/23		955,000	1,008,719
6% 4/15/24		920,000	969,450
6.375% 3/1/25		6,800,000	7,267,500
6.5% 1/15/24		3,483,000	3,735,518
6.625% 4/1/23		2,341,000	2,481,460
6.731% 4/28/22		565,000	590,425
6.836% 4/28/23		665,000	712,381
TBG Global Pte. Ltd. 4.625% 4/3/18 (Reg. S)		220,000	221,980
Telesat Canada/Telesat LLC 8.875% 11/15/24 (b)		500,000	521,250
Vimpel Communications OJSC 7.748% 2/2/21 (Issued by VIP Finance Ireland Ltd. for Vimpel Communications) (b)		335,000	372,688
			43,456,761
TOTAL TELECOMMUNICATION SERVICES			79,315,822
UTILITIES - 2.0%
Electric Utilities - 0.2%
EDF SA 1.875% 10/13/36 (Reg. S)	EUR	1,100,000	1,046,635
EDP Finance BV 1.125% 2/12/24 (Reg. S)	EUR	650,000	648,278
EnBW Energie Baden-Wuerttemberg AG 3.375% 4/5/77 (c)	EUR	625,000	659,354
InterGen NV 7% 6/30/23 (b)		200,000	178,000
Israel Electric Corp. Ltd. 7.75% 12/15/27 (Reg. S)		250,000	297,188
RJS Power Holdings LLC 4.625% 7/15/19 (b)(c)		535,000	506,913
			3,336,368
Gas Utilities - 0.2%
National Grid Gas Finance PLC 1.125% 9/22/21 (Reg. S)	GBP	1,300,000	1,594,404
Southern Natural Gas Co.:
7.35% 2/15/31		175,000	202,097
8% 3/1/32		335,000	419,434
			2,215,935
Independent Power and Renewable Electricity Producers - 1.6%
Dynegy, Inc.:
7.375% 11/1/22		1,910,000	1,824,050
7.625% 11/1/24		3,665,000	3,380,963
8% 1/15/25 (b)		795,000	745,313
Energy Future Holdings Corp.:
10.875% 11/1/17 (e)		1,125,000	1,068,750
11.25% 11/1/17 pay-in-kind (c)(e)		896,100	701,198
Energy Future Intermediate Holding Co. LLC/Energy Future Intermediate Holding Finance, Inc.:
11% 10/1/21 (e)		2,670,672	3,565,348
12.25% 3/1/22 (b)(c)(e)		4,149,619	5,653,856
Listrindo Capital BV 4.95% 9/14/26 (b)		315,000	307,148
PPL Energy Supply LLC 6.5% 6/1/25		460,000	355,350
TerraForm Power Operating LLC:
6.375% 2/1/23 (b)(c)		1,680,000	1,701,000
6.625% 6/15/25 (b)(c)		418,000	432,630
TXU Corp.:
5.55% 11/15/14 (e)		186,000	24,180
6.5% 11/15/24 (e)		3,225,000	419,250
6.55% 11/15/34 (e)		2,775,000	360,750
			20,539,786
TOTAL UTILITIES			26,092,089

TOTAL NONCONVERTIBLE BONDS			566,639,228

TOTAL CORPORATE BONDS
(Cost $555,616,417)			566,920,366

U.S. Government and Government Agency Obligations - 14.8%
U.S. Government Agency Obligations - 0.4%
Tennessee Valley Authority:
1.75% 10/15/18		$1,672,000	$1,686,008
4.25% 9/15/65		1,470,000	1,509,320
5.25% 9/15/39		126,000	157,973
5.375% 4/1/56		414,000	516,527
5.88% 4/1/36		594,000	782,365

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS			4,652,193

U.S. Treasury Obligations - 14.1%
U.S. Treasury Bonds:
2.5% 2/15/46		1,800,000	1,595,547
2.5% 5/15/46		1,536,000	1,361,619
2.875% 8/15/45		6,384,000	6,128,985
2.875% 11/15/46		3,577,000	3,444,991
3% 11/15/44		582,000	573,634
3% 11/15/45		100,000	98,402
3.625% 2/15/44		9,514,000	10,523,045
4.25% 5/15/39		2,888,000	3,500,037
4.75% 2/15/37		1,130,000	1,468,171
5.25% 2/15/29 (g)		2,206,000	2,815,063
6.125% 8/15/29		2,023,000	2,790,328
6.25% 8/15/23 (h)		2,249,000	2,808,351
7.875% 2/15/21		200,000	247,917
U.S. Treasury Notes:
0.75% 7/31/18		3,493,000	3,473,823
0.75% 7/15/19		1,695,000	1,669,741
0.875% 5/31/18		400,000	399,175
0.875% 6/15/19		10,916,000	10,797,943
1% 9/15/18		4,079,000	4,069,733
1.125% 1/15/19		1,591,000	1,587,579
1.125% 7/31/21		4,121,000	3,979,753
1.125% 9/30/21		11,974,000	11,538,446
1.25% 11/30/18		2,200,000	2,202,726
1.25% 10/31/21		3,000,000	2,906,169
1.375% 7/31/18		311,000	312,342
1.375% 9/30/18		1,503,000	1,508,387
1.375% 2/28/19		4,070,000	4,080,358
1.375% 12/15/19		1,124,000	1,120,746
1.375% 3/31/20		1,837,000	1,826,294
1.375% 8/31/23		500,000	473,149
1.5% 12/31/18		416,000	418,327
1.5% 1/31/19		1,468,000	1,475,607
1.5% 10/31/19		4,512,000	4,520,807
1.5% 1/31/22		3,727,000	3,639,084
1.5% 8/15/26		2,627,000	2,412,216
1.625% 4/30/19		4,433,000	4,466,243
1.625% 6/30/19		5,374,000	5,412,145
1.625% 7/31/20		1,500,000	1,497,965
1.75% 9/30/19		5,394,000	5,444,704
1.75% 12/31/20		2,634,000	2,631,016
1.75% 11/30/21		1,500,000	1,487,319
2% 9/30/20		17,083,000	17,263,755
2% 12/31/21		2,500,000	2,506,643
2% 2/15/25		4,309,000	4,188,107
2% 8/15/25		1,544,000	1,493,471
2% 11/15/26		8,386,000	8,055,508
2.125% 6/30/21		1,500,000	1,514,787
2.125% 5/15/25		3,953,000	3,869,742
2.25% 7/31/21		10,479,000	10,633,272
2.25% 12/31/23		10,565,000	10,556,949
2.375% 7/31/17		141,000	142,354

TOTAL U.S. TREASURY OBLIGATIONS			182,932,475

Other Government Related - 0.3%
National Credit Union Administration Guaranteed Notes:
Series 2010-A1 Class A, 0.9989% 12/7/20 (NCUA Guaranteed) (c)		118,948	118,688
Series 2011-R1 Class 1A, 0.982% 1/8/20 (NCUA Guaranteed) (c)		277,494	277,689
Series 2011-R4 Class 1A, 0.912% 3/6/20 (NCUA Guaranteed) (c)		51,588	51,612
National Credit Union Administration Guaranteed Notes Master Trust 3.45% 6/12/21 (NCUA Guaranteed)		3,400,000	3,581,481

TOTAL OTHER GOVERNMENT RELATED			4,029,470

TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $193,151,995)			191,614,138

U.S. Government Agency - Mortgage Securities - 1.3%
Fannie Mae - 1.0%
2.54% 6/1/42 (c)		26,472	27,445
2.55% 11/1/35 (c)		16,312	16,888
2.551% 9/1/33 (c)		19,276	19,929
2.6% 6/1/47 (c)		3,468	3,599
2.603% 1/1/35 (c)		8,480	8,817
2.615% 10/1/35 (c)		982	1,017
2.647% 2/1/37 (c)		21,756	22,911
2.69% 7/1/35 (c)		13,795	14,496
2.69% 3/1/37 (c)		1,538	1,610
2.698% 2/1/42 (c)		181,703	188,929
2.715% 2/1/36 (c)		623	653
2.769% 1/1/42 (c)		135,521	140,382
2.802% 6/1/36 (c)		2,221	2,320
2.815% 9/1/36 (c)		1,988	2,076
2.85% 11/1/36 (c)		2,241	2,354
2.852% 3/1/33 (c)		4,258	4,445
2.915% 11/1/33 (c)		740	767
2.943% 9/1/41 (c)		18,754	19,493
2.972% 5/1/36 (c)		1,285	1,356
2.973% 11/1/40 (c)		16,075	16,966
2.975% 10/1/41 (c)		8,252	8,590
3.008% 4/1/36 (c)		10,013	10,718
3.239% 7/1/41 (c)		25,486	26,816
3.272% 8/1/35 (c)		17,924	18,692
3.353% 10/1/41 (c)		16,287	17,025
3.5% 10/1/45		1,305,395	1,338,379
3.5% 1/1/47 (i)		2,600,000	2,663,563
3.549% 7/1/41 (c)		31,406	32,740
4% 5/1/29		2,802,938	2,959,339
4% 1/1/47 (i)		2,500,000	2,626,563
4.5% 11/1/25 to 4/1/39		1,790,854	1,927,700
5% 7/1/35		465,062	510,557
5.5% 10/1/20 to 1/1/29		220,239	239,444
6.5% 5/1/26 to 8/1/36		369,209	423,370

TOTAL FANNIE MAE			13,299,949

Freddie Mac - 0.1%
2.2% 3/1/37 (c)		1,003	1,039
2.54% 7/1/36 (c)		248,716	260,728
2.555% 2/1/37 (c)		2,701	2,806
2.57% 3/1/35 (c)		3,818	3,931
2.571% 1/1/36 (c)		4,752	4,912
2.602% 6/1/33 (c)		11,107	11,610
2.66% 8/1/37 (c)		4,364	4,552
2.813% 1/1/37 (c)		12,681	13,184
2.85% 7/1/35 (c)		8,184	8,543
2.875% 5/1/37 (c)		1,894	2,001
2.925% 6/1/37 (c)		1,682	1,749
2.936% 5/1/37 (c)		2,537	2,642
2.949% 6/1/37 (c)		12,856	13,553
2.99% 9/1/35 (c)		1,169	1,229
3% 2/1/31		653,483	671,888
3.026% 10/1/41 (c)		126,633	131,783
3.035% 10/1/36 (c)		16,516	17,348
3.065% 10/1/35 (c)		6,841	7,192
3.065% 9/1/41 (c)		162,898	169,228
3.07% 7/1/35 (c)		7,358	7,828
3.076% 10/1/42 (c)		115,484	122,071
3.156% 4/1/37 (c)		2,146	2,227
3.183% 9/1/41 (c)		22,882	23,867
3.202% 5/1/37 (c)		40,487	42,824
3.22% 4/1/37 (c)		475	505
3.221% 5/1/37 (c)		14,816	15,363
3.221% 4/1/41 (c)		16,804	17,431
3.246% 6/1/37 (c)		2,782	2,937
3.28% 6/1/41 (c)		22,919	24,134
3.295% 7/1/36 (c)		3,737	3,984
3.392% 5/1/41 (c)		14,784	15,596
3.638% 6/1/41 (c)		23,976	25,261
3.672% 5/1/41 (c)		23,020	24,252
3.845% 10/1/35 (c)		1,769	1,887
6% 1/1/24		87,059	94,523
6.5% 5/1/18 to 3/1/22		16,070	17,290

TOTAL FREDDIE MAC			1,771,898

Ginnie Mae - 0.2%
4.3% 8/20/61 (j)		261,262	268,500
4.649% 2/20/62 (j)		192,010	199,937
4.682% 2/20/62 (j)		245,412	255,499
4.684% 1/20/62 (j)		1,151,321	1,196,089
5.47% 8/20/59 (j)		29,823	30,130
5.5% 11/15/35		154,375	176,771
6% 6/15/36		289,659	334,066

TOTAL GINNIE MAE			2,460,992

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $17,504,621)			17,532,839

Collateralized Mortgage Obligations - 3.2%
U.S. Government Agency - 3.2%
Fannie Mae:
floater Series 2010-15 Class FJ, 1.6861% 6/25/36 (c)		$322,136	$326,641
planned amortization class:
Series 2002-9 Class PC, 6% 3/25/17		11	11
Series 2003-70 Class BJ, 5% 7/25/33		16,838	18,495
Series 2005-19 Class PA, 5.5% 7/25/34		90,256	95,258
Series 2005-27 Class NE, 5.5% 5/25/34		55,310	56,036
Series 2005-64 Class PX, 5.5% 6/25/35		96,717	105,007
Series 2005-68 Class CZ, 5.5% 8/25/35		384,917	431,060
Series 2010-118 Class PB, 4.5% 10/25/40		300,000	317,474
sequential payer:
Series 2002-57 Class BD, 5.5% 9/25/17		367	370
Series 2003-117 Class MD, 5% 12/25/23		70,112	74,745
Series 2004-52 Class KZ, 5.5% 7/25/34		761,438	847,733
Series 2004-91 Class Z, 5% 12/25/34		285,174	314,730
Series 2005-117 Class JN, 4.5% 1/25/36		40,000	42,345
Series 2005-14 Class ZB, 5% 3/25/35		112,535	124,207
Series 2006-72 Class CY, 6% 8/25/26		52,340	56,748
Series 2009-59 Class HB, 5% 8/25/39		161,056	177,725
Series 2010-97 Class CX, 4.5% 9/25/25		550,000	593,560
Series 2009-85 Class IB, 4.5% 8/25/24 (k)		13,553	815
Series 2009-93 Class IC, 4.5% 9/25/24 (k)		20,351	1,194
Series 2010-139 Class NI, 4.5% 2/25/40 (k)		163,564	19,922
Series 2010-39 Class FG, 1.6761% 3/25/36 (c)		200,834	204,923
Series 2010-97 Class CI, 4.5% 8/25/25 (k)		47,491	3,194
Series 2011-67 Class AI, 4% 7/25/26 (k)		50,303	5,355
Series 2012-27 Class EZ, 4.25% 3/25/42		438,030	471,294
Series 2016-26 Class CG, 3% 5/25/46		1,015,032	1,038,122
Freddie Mac:
floater:
Series 2630 Class FL, 1.2039% 6/15/18 (c)		153	153
Series 2711 Class FC, 1.6039% 2/15/33 (c)		106,151	107,821
floater planned amortization class Series 2770 Class FH, 1.1039% 3/15/34 (c)		136,016	136,380
planned amortization class:
Series 2101 Class PD, 6% 11/15/28		2,496	2,690
Series 2425 Class JH, 6% 3/15/17		93	93
Series 2996 Class MK, 5.5% 6/15/35		5,079	5,586
Series 3415 Class PC, 5% 12/15/37		48,258	51,350
Series 3763 Class QA, 4% 4/15/34		62,819	63,481
Series 3840 Class VA, 4.5% 9/15/27		235,092	245,868
sequential payer:
Series 2004-2802 Class ZG, 5.5% 5/15/34		592,635	661,422
Series 2303 Class ZV, 6% 4/15/31		5,862	6,341
Series 2877 Class ZD, 5% 10/15/34		342,240	377,839
Series 3745 Class KV, 4.5% 12/15/26		401,216	432,786
Series 3806 Class L, 3.5% 2/15/26		453,000	476,339
Series 3843 Class PZ, 5% 4/15/41		148,680	171,134
Freddie Mac Multi-family Structured pass-thru certificates sequential payer:
Series 4335 Class AL, 4.25% 3/15/40		430,679	454,168
Series 4341 Class ML, 3.5% 11/15/31		554,326	578,599
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2007-59 Class FC, 1.239% 7/20/37 (c)		69,006	69,287
Series 2008-2 Class FD, 1.219% 1/20/38 (c)		16,782	16,846
Series 2008-73 Class FA, 1.599% 8/20/38 (c)		111,906	113,842
Series 2008-83 Class FB, 1.639% 9/20/38 (c)		99,018	100,828
Series 2009-108 Class CF, 1.3073% 11/16/39 (c)		80,898	81,532
Series 2009-116 Class KF, 1.2373% 12/16/39 (c)		59,694	59,989
Series 2010-H17 Class FA, 0.9359% 7/20/60 (c)(j)		416,985	412,364
Series 2010-H18 Class AF, 0.8304% 9/20/60 (c)(j)		514,343	508,208
Series 2010-H19 Class FG, 0.8304% 8/20/60 (c)(j)		539,015	532,695
Series 2010-H27 Series FA, 0.9104% 12/20/60 (c)(j)		234,313	232,098
Series 2011-H05 Class FA, 1.0304% 12/20/60 (c)(j)		317,133	315,677
Series 2011-H07 Class FA, 1.0304% 2/20/61 (c)(j)		546,544	544,204
Series 2011-H12 Class FA, 1.0204% 2/20/61 (c)(j)		775,618	772,016
Series 2011-H13 Class FA, 1.0304% 4/20/61 (c)(j)		275,246	274,003
Series 2011-H14:
Class FB, 1.0304% 5/20/61 (c)(j)		328,908	327,247
Class FC, 1.0304% 5/20/61 (c)(j)		289,836	288,498
Series 2011-H17 Class FA, 1.0604% 6/20/61 (c)(j)		377,378	376,082
Series 2011-H21 Class FA, 1.1304% 10/20/61 (c)(j)		423,688	423,098
Series 2012-H01 Class FA, 1.2304% 11/20/61 (c)(j)		369,465	370,205
Series 2012-H03 Class FA, 1.2304% 1/20/62 (c)(j)		230,546	231,009
Series 2012-H06 Class FA, 1.1604% 1/20/62 (c)(j)		356,745	356,643
Series 2012-H07 Class FA, 1.1604% 3/20/62 (c)(j)		216,796	216,811
Series 2013-H19 Class FD, 1.1304% 8/20/63 (c)(j)		187,543	187,260
Series 2014-H11 Class BA, 1.0304% 6/20/64 (c)(j)		1,679,016	1,670,568
Series 2015-H13 Class FL, 0.8104% 5/20/63 (c)(j)		1,364,215	1,362,429
Series 2015-H19 Class FA, 0.7304% 4/20/63 (c)(j)		1,300,351	1,297,379
Series 2016-H20 Class FM, 0.9304% 12/20/62 (c)(j)		939,642	939,187
planned amortization class:
Series 2010-31 Class BP, 5% 3/20/40		620,000	683,266
Series 2011-136 Class WI, 4.5% 5/20/40 (k)		119,950	15,090
sequential payer:
Series 2011-69 Class GX, 4.5% 5/16/40		470,000	510,859
Series 2013-H06 Class HA, 1.65% 1/20/63 (j)		286,632	285,583
Series 2013-H26 Class HA, 3.5% 9/20/63 (j)		1,227,021	1,267,980
Series 2014-H12 Class KA, 2.75% 5/20/64 (j)		353,004	357,274
Series 2016-H02 Class FM, 1.0304% 9/20/62 (c)(j)		1,206,515	1,206,459
Series 2016-H04 Class FE, 1.1804% 11/20/65 (c)(j)		375,101	375,508
Series 2010-169 Class Z, 4.5% 12/20/40		377,658	401,107
Series 2010-H15 Class TP, 5.15% 8/20/60 (j)		925,882	971,488
Series 2010-H17 Class XP, 5.2995% 7/20/60 (c)(j)		1,131,895	1,180,646
Series 2010-H18 Class PL, 5.01% 9/20/60 (c)(j)		912,189	955,065
Series 2013-124:
Class ES, 7.6813% 4/20/39 (c)(l)		502,088	533,389
Class ST, 7.8147% 8/20/39 (c)(l)		972,996	1,059,595
Series 2013-H01 Class FA, 1.65% 1/20/63 (j)		1,122,097	1,117,628
Series 2015-H17 Class HA, 2.5% 5/20/65 (j)		1,235,771	1,249,378
Series 2015-H21:
Class HA, 2.5% 6/20/63 (j)		2,725,749	2,758,798
Class JA, 2.5% 6/20/65 (j)		342,052	346,254
Series 2015-H30 Class HA, 1.75% 9/20/62 (c)(j)		2,617,354	2,601,614
Series 2016-H13 Class FB, 1.18% 5/20/66 (c)(j)		1,402,037	1,398,737
Series 2090-118 Class XZ, 5% 12/20/39		744,469	846,849
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $41,452,487)			41,301,586

Commercial Mortgage Securities - 0.8%
Freddie Mac:
pass-thru certificates sequential payer Series K011 Class A2, 4.084% 11/25/20		260,000	278,219
sequential payer:
Series K006 Class A2, 4.251% 1/25/20		1,042,000	1,103,007
Series K027 Class A2, 2.637% 1/25/23		377,000	380,798
Series K029 Class A2, 3.32% 2/25/23 (c)		198,000	207,239
Series K034 Class A1, 2.669% 2/25/23		931,048	938,129
Series K037 Class A2, 3.49% 1/25/24		611,000	643,104
Series K710 Class A2, 1.883% 5/25/19		436,000	438,155
Series K713 Class A2, 2.313% 3/25/20		280,000	283,365
Series K717 Class A2, 2.991% 9/25/21		234,000	241,866
Series K039 Class A2, 3.303% 7/25/24		2,013,000	2,086,714
Series K042 Class A2, 2.67% 12/25/24		1,700,000	1,684,641
Freddie Mac Multi-family Structured pass-thru certificates:
sequential payer Series K038 Class A2, 3.389% 3/25/24		350,000	365,154
Series K044 Class A2, 2.811% 1/25/25		1,600,000	1,600,306
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $10,353,548)			10,250,697

Foreign Government and Government Agency Obligations - 15.4%
Arab Republic 5.875% 6/11/25 (b)		200,000	181,428
Arab Republic of Egypt:
5.875% 6/11/25		600,000	544,284
6.875% 4/30/40 (b)		125,000	108,548
Argentine Republic:
6.25% 4/22/19 (b)		2,175,000	2,321,813
6.875% 4/22/21 (b)		4,720,000	5,026,800
Australian Commonwealth:
1.75% 11/21/20	AUD	3,100,000	2,206,556
3% 3/21/47	AUD	3,450,000	2,143,140
4.25% 4/21/26	AUD	3,450,000	2,803,010
Azerbaijan Republic 4.75% 3/18/24 (b)		250,000	248,125
Belarus Republic 8.95% 1/26/18		2,580,000	2,660,496
Brazilian Federative Republic:
4.25% 1/7/25		230,000	215,050
5.625% 1/7/41		915,000	814,076
6% 4/7/26		195,000	201,825
7.125% 1/20/37		1,825,000	1,902,563
8.25% 1/20/34		2,485,000	2,870,672
Buenos Aires Province:
9.375% 9/14/18 (b)		410,000	451,000
9.95% 6/9/21 (b)		935,000	1,051,127
10.875% 1/26/21 (b)		100,000	114,750
10.875% 1/26/21 (Reg. S)		2,530,000	2,903,175
Buoni del Tesoro Poliennali:
0.25% 5/15/18	EUR	1,250,000	1,323,115
0.35% 11/1/21	EUR	100,000	103,974
1.25% 12/1/26	EUR	2,450,000	2,447,668
2.7% 3/1/47 (b)	EUR	1,600,000	1,615,809
4.5% 3/1/24	EUR	1,725,000	2,211,797
Canadian Government:
0.75% 3/1/21	CAD	1,250,000	918,612
1.5% 6/1/26	CAD	8,700,000	6,356,673
3.5% 12/1/45	CAD	2,350,000	2,174,080
Central Bank of Nigeria warrants 11/15/20 (m)		750	59,415
City of Buenos Aires 8.95% 2/19/21 (b)		695,000	774,925
Colombian Republic:
4.375% 3/21/23	COP	4,062,000,000	1,178,689
5.625% 2/26/44		200,000	206,000
7.375% 9/18/37		365,000	443,475
10.375% 1/28/33		830,000	1,205,575
Congo Republic 4% 6/30/29 (d)		1,270,435	768,984
Costa Rican Republic:
5.625% 4/30/43 (b)		200,000	157,500
7% 4/4/44 (b)		670,000	612,293
Croatia Republic:
5.5% 4/4/23 (b)		175,000	184,646
6% 1/26/24 (b)		200,000	216,750
6.375% 3/24/21 (b)		500,000	544,850
6.625% 7/14/20 (b)		170,000	184,902
Danish Kingdom 1.75% 11/15/25	DKK	9,600,000	1,529,958
Democratic Socialist Republic of Sri Lanka:
6.25% 10/4/20 (b)		230,000	235,752
6.25% 7/27/21 (b)		210,000	213,109
Dominican Republic:
2.125% 8/30/24 (c)		1,820,000	1,699,425
6.85% 1/27/45 (b)		290,000	273,969
6.875% 1/29/26 (b)		460,000	478,202
7.45% 4/30/44 (b)		730,000	737,300
7.5% 5/6/21 (b)		515,000	558,950
Dutch Government 2% 7/15/24	EUR	1,350,000	1,630,534
Ecuador Republic 9.65% 12/13/26 (b)		200,000	204,500
French Government:
OAT:
1.75% 5/25/23	EUR	2,950,000	3,446,493
3.25% 5/25/45	EUR	800,000	1,158,867
0% 5/25/22	EUR	3,200,000	3,390,921
0.5% 5/25/26	EUR	6,100,000	6,357,467
1.75% 5/25/66 (b)	EUR	1,200,000	1,228,410
German Federal Republic:
0% 10/8/21	EUR	300,000	324,021
0% 8/15/26(Reg. S)	EUR	7,700,000	7,954,620
Hong Kong Government SAR 1.32% 12/23/19	HKD	2,700,000	348,364
Hungarian Republic 7.625% 3/29/41		198,000	276,656
Indonesian Republic:
4.75% 1/8/26 (b)		295,000	304,524
6.625% 2/17/37 (b)		275,000	317,993
7.75% 1/17/38 (b)		970,000	1,244,778
8.375% 3/15/24	IDR	18,609,000,000	1,412,336
8.5% 10/12/35 (Reg. S)		900,000	1,220,933
Irish Republic:
1% 5/15/26(Reg. S)	EUR	1,800,000	1,935,727
2% 2/18/45 (Reg.S)	EUR	450,749	508,245
Islamic Republic of Pakistan:
7.25% 4/15/19 (b)		965,000	1,021,358
8.25% 4/15/24 (b)		200,000	216,943
Israeli State (guaranteed by U.S. Government through Agency for International Development):
5.5% 9/18/23		4,140,000	4,894,614
5.5% 12/4/23		1,628,000	1,934,538
Ivory Coast 5.75% 12/31/32		965,250	892,113
Japan Government:
0.1% 8/15/17	JPY	159,750,000	1,370,207
0.1% 12/20/20	JPY	656,700,000	5,667,595
0.1% 6/20/26	JPY	350,000,000	3,016,094
0.4% 3/20/56	JPY	185,000,000	1,375,434
0.9% 3/20/22	JPY	100,000,000	899,970
0.9% 6/20/22	JPY	874,050,000	7,882,491
1.9% 9/20/30	JPY	585,000,000	6,146,216
Jordanian Kingdom:
2.503% 10/30/20		2,924,000	2,997,302
3% 6/30/25		1,179,000	1,200,988
5.75% 1/31/27 (b)		200,000	189,500
Kazakhstan Republic 6.5% 7/21/45 (b)		285,000	326,325
Kingdom of Norway 3.75% 5/25/21	NOK	4,800,000	619,003
Lebanese Republic:
4% 12/31/17		886,500	582,874
5% 10/12/17		720,000	719,640
5.45% 11/28/19		255,000	248,370
6% 5/20/19		265,000	264,444
6.375% 3/9/20		150,000	150,219
9% 3/20/17		820,000	826,038
New Zealand Government 6% 5/15/21	NZD	1,000,000	788,814
Panamanian Republic:
8.875% 9/30/27		75,000	102,938
9.375% 4/1/29		140,000	197,400
Perusahaan Penerbit SBSN 4.55% 3/29/26 (b)		300,000	301,500
Peruvian Republic:
4% 3/7/27(d)		570,000	570,000
6.35% 8/12/28 (b)	PEN	2,815,000	825,896
8.2% 8/12/26 (Reg. S)	PEN	4,040,000	1,355,610
Provincia de Cordoba:
7.125% 6/10/21 (b)		1,205,000	1,238,138
12.375% 8/17/17 (b)		515,000	543,325
Republic of Angola 7% 8/16/19 (Issued by Northern Lights III BV for Republic of Angola) (Reg. S)		876,563	886,792
Republic of Armenia:
6% 9/30/20 (b)		920,000	948,060
7.15% 3/26/25 (b)		400,000	419,648
Republic of Iraq 5.8% 1/15/28 (Reg. S)		2,000,000	1,659,908
Republic of Kenya 6.875% 6/24/24 (b)		215,000	202,721
Republic of Nigeria:
5.125% 7/12/18 (b)		295,000	299,558
6.75% 1/28/21 (b)		90,000	90,743
Republic of Rwanda 6.625% 5/2/23 (b)		200,000	197,674
Republic of Serbia:
4.875% 2/25/20 (b)		200,000	203,204
6.75% 11/1/24 (b)		489,587	495,921
7.25% 9/28/21 (b)		600,000	669,000
Republic of Singapore 3.25% 9/1/20	SGD	3,400,000	2,476,953
Russian Federation:
4.875% 9/16/23 (b)		400,000	421,368
5.625% 4/4/42 (b)		400,000	430,149
5.875% 9/16/43 (b)		600,000	663,000
7.5% 3/15/18	RUB	65,800,000	1,064,972
12.75% 6/24/28 (Reg. S)		2,460,000	4,177,375
Spanish Kingdom:
0.75% 7/30/21	EUR	900,000	967,855
2.75% 10/31/24 (Reg. S)	EUR	4,500,000	5,326,056
2.9% 10/31/46(Reg. S) (b)	EUR	2,150,000	2,404,145
Sweden Kingdom 3.5% 6/1/22	SEK	18,500,000	2,429,290
Switzerland Confederation 4.25% 6/5/17	CHF	3,550,000	3,563,945
The Third Pakistan International Sukuk Co. Ltd. 5.5% 10/13/21 (b)		360,000	365,368
Turkish Republic:
4.875% 10/9/26		230,000	212,795
5.125% 3/25/22		385,000	382,074
5.625% 3/30/21		615,000	630,621
6.25% 9/26/22		775,000	804,876
6.75% 5/30/40		495,000	498,218
6.875% 3/17/36		505,000	519,453
7% 6/5/20		470,000	504,649
7.25% 3/5/38		420,000	447,930
7.375% 2/5/25		620,000	679,675
7.5% 11/7/19		545,000	592,688
8% 2/14/34		300,000	342,360
9.4% 7/8/20	TRY	4,865,000	1,326,981
11.875% 1/15/30		555,000	831,157
Turkiye Ihracat Kredi Bankasi A/S 5.375% 2/8/21 (b)		265,000	259,038
Ukraine Government:
0% 5/31/40 (b)(c)		304,000	91,468
1.471% 9/29/21		1,600,000	1,561,990
7.75% 9/1/20 (b)		468,000	461,476
7.75% 9/1/21 (b)		328,000	320,279
7.75% 9/1/22 (b)		226,000	218,752
7.75% 9/1/23 (b)		105,000	100,800
7.75% 9/1/24 (b)		105,000	99,750
7.75% 9/1/25 (b)		105,000	98,606
7.75% 9/1/26 (b)		150,000	140,325
7.75% 9/1/27 (b)		150,000	139,293
United Kingdom, Great Britain and Northern Ireland:
1.25% 7/22/18	GBP	1,850,000	2,322,160
1.5% 1/22/21	GBP	2,300,000	2,957,002
1.5% 7/22/26(Reg. S)	GBP	2,200,000	2,774,689
United Kingdom, Great Britain and Northern Ireland Treasury Indexed-Linked GILT 2.5% 7/22/65 (Reg. S)	GBP	2,200,000	3,444,735
United Mexican States 6.5% 6/10/21	MXN	20,965,000	986,196
Uruguay Republic 7.875% 1/15/33 pay-in-kind		380,000	478,363
Venezuelan Republic:
oil recovery rights 4/15/20 (m)		10,236	23,031
9.25% 9/15/27		1,600,000	812,000
11.95% 8/5/31 (Reg. S)		785,000	437,638
12.75% 8/23/22		440,000	272,800
Vietnamese Socialist Republic:
2.0625% 3/13/28 (c)		75,000	65,363
4% 3/12/28 (d)		2,149,333	2,145,615
4.8% 11/19/24 (b)		200,000	196,971
6.75% 1/29/20 (b)		300,000	324,972
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $204,517,573)			199,686,615
		Shares	Value

Common Stocks - 4.1%
CONSUMER DISCRETIONARY - 1.1%
Auto Components - 0.3%
Chassix Holdings, Inc. (n)		33,750	1,088,775
Chassix Holdings, Inc. warrants 7/29/20 (n)		1,921	15,406
Delphi Automotive PLC		13,500	909,225
Exide Technologies (n)		2,115	0
Exide Technologies (n)		7,052	0
Lear Corp.		9,700	1,283,989
Tenneco, Inc. (n)		14,900	930,803
			4,228,198
Automobiles - 0.0%
General Motors Co.		328	11,428
Diversified Consumer Services - 0.0%
Houghton Mifflin Harcourt Co. warrants 6/22/19 (n)(o)		2,218	5,976
Hotels, Restaurants & Leisure - 0.2%
Extended Stay America, Inc. unit		86,800	1,401,820
International Game Technology PLC		26,500	676,280
Melco Crown Entertainment Ltd. sponsored ADR		31,900	507,210
			2,585,310
Household Durables - 0.2%
CalAtlantic Group, Inc.		19,740	671,357
Newell Brands, Inc.		10,516	469,539
Taylor Morrison Home Corp. (n)		37,600	724,176
			1,865,072
Internet & Direct Marketing Retail - 0.0%
Expedia, Inc.		5,000	566,400
Media - 0.4%
DISH Network Corp. Class A (n)		28,000	1,622,040
Naspers Ltd. Class N		9,500	1,386,921
Sinclair Broadcast Group, Inc. Class A		50,200	1,674,170
			4,683,131

TOTAL CONSUMER DISCRETIONARY			13,945,515

CONSUMER STAPLES - 0.0%
Food & Staples Retailing - 0.0%
Ovation Acquisition I LLC (o)		158,313	2
Food Products - 0.0%
Reddy Ice Holdings, Inc. (n)		5,683	1,279

TOTAL CONSUMER STAPLES			1,281

ENERGY - 0.1%
Energy Equipment & Services - 0.0%
Hornbeck Offshore Services, Inc. (n)(p)		14,400	103,968
Oil, Gas & Consumable Fuels - 0.1%
Crestwood Equity Partners LP		7,975	203,761
Goodrich Petroleum Corp.		4,211	52,217
Pacific Exploration and Production Corp.		14,352	627,783
Pacific Exploration and Production Corp. Class D		11,525	504,125
			1,387,886

TOTAL ENERGY			1,491,854

FINANCIALS - 0.1%
Capital Markets - 0.0%
Penson Worldwide, Inc. Class A (n)		314,563	3
Consumer Finance - 0.1%
OneMain Holdings, Inc. (n)		27,700	613,278
Diversified Financial Services - 0.0%
Tricer Holdco S.C.A. (o)		16,755	115,274

TOTAL FINANCIALS			728,555

HEALTH CARE - 0.5%
Biotechnology - 0.1%
Alexion Pharmaceuticals, Inc. (n)		4,900	599,515
Health Care Providers & Services - 0.2%
Envision Healthcare Corp. (n)		16,000	1,012,640
HCA Holdings, Inc. (n)		27,100	2,005,942
Rotech Healthcare, Inc. (n)		6,069	68,458
			3,087,040
Pharmaceuticals - 0.2%
Allergan PLC		7,600	1,596,076
Patheon NV		31,000	890,010
			2,486,086

TOTAL HEALTH CARE			6,172,641

INDUSTRIALS - 0.6%
Airlines - 0.1%
Air Canada (n)		106,500	1,084,315
Delta Air Lines, Inc.		10,800	531,252
			1,615,567
Commercial Services & Supplies - 0.0%
WP Rocket Holdings, Inc. (n)(o)		894,972	53,698
Construction & Engineering - 0.1%
AECOM (n)		20,000	727,200
Marine - 0.0%
U.S. Shipping Partners Corp. (n)		644	0
U.S. Shipping Partners Corp. warrants 12/31/29 (n)		6,028	0
			0
Road & Rail - 0.0%
Avis Budget Group, Inc. (n)		11,100	407,148
Trading Companies & Distributors - 0.4%
Air Lease Corp. Class A		15,600	535,548
HD Supply Holdings, Inc. (n)		37,300	1,585,623
Penhall Acquisition Co.:
Class A (n)		321	26,104
Class B (n)		107	8,701
United Rentals, Inc. (n)		21,800	2,301,644
			4,457,620

TOTAL INDUSTRIALS			7,261,233

INFORMATION TECHNOLOGY - 1.5%
Communications Equipment - 0.0%
CommScope Holding Co., Inc. (n)		17,800	662,160
Electronic Equipment & Components - 0.1%
CDW Corp.		28,100	1,463,729
Internet Software & Services - 0.5%
Alibaba Group Holding Ltd. sponsored ADR (n)		32,900	2,888,949
Alphabet, Inc. Class A (n)		2,600	2,060,370
Facebook, Inc. Class A (n)		17,300	1,990,365
			6,939,684
IT Services - 0.2%
Global Payments, Inc.		9,100	631,631
MasterCard, Inc. Class A		8,900	918,925
PayPal Holdings, Inc. (n)		19,200	757,824
			2,308,380
Semiconductors & Semiconductor Equipment - 0.6%
Broadcom Ltd.		8,500	1,502,545
Cypress Semiconductor Corp.		309	3,535
MagnaChip Semiconductor Corp. (n)		2,669	16,548
Microsemi Corp. (n)		24,400	1,316,868
NXP Semiconductors NV (n)		16,117	1,579,627
Qorvo, Inc. (n)		32,495	1,713,461
Skyworks Solutions, Inc.		23,700	1,769,442
			7,902,026
Software - 0.1%
Electronic Arts, Inc. (n)		10,000	787,600

TOTAL INFORMATION TECHNOLOGY			20,063,579

MATERIALS - 0.1%
Chemicals - 0.0%
LyondellBasell Industries NV Class A		5,700	488,946
Metals & Mining - 0.1%
Aleris Corp. (n)(o)		2,037	19,331
Freeport-McMoRan, Inc. (n)		50,800	670,052
Mirabela Nickel Ltd. (n)		217,900	13,052
			702,435

TOTAL MATERIALS			1,191,381

TELECOMMUNICATION SERVICES - 0.1%
Wireless Telecommunication Services - 0.1%
T-Mobile U.S., Inc. (n)		34,700	1,995,597
UTILITIES - 0.0%
Electric Utilities - 0.0%
Portland General Electric Co.		140	6,066
TOTAL COMMON STOCKS
(Cost $52,487,234)			52,857,702

Preferred Stocks - 0.1%
Convertible Preferred Stocks - 0.1%
CONSUMER STAPLES - 0.0%
Food Products - 0.0%
Reddy Ice Holdings, Inc. 7.00% pay-in-kind (n)		2,286	18,347
HEALTH CARE - 0.1%
Pharmaceuticals - 0.1%
Allergan PLC 5.50%		1,500	1,143,690

TOTAL CONVERTIBLE PREFERRED STOCKS			1,162,037

Nonconvertible Preferred Stocks - 0.0%
FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
Tricer Holdco S.C.A. 0.00% (o)		7,446,900	74,469
TOTAL PREFERRED STOCKS
(Cost $1,781,847)			1,236,506
		Principal Amount	Value

Bank Loan Obligations - 1.7%
CONSUMER DISCRETIONARY - 0.3%
Auto Components - 0.0%
Chassix, Inc. term loan 12% 7/29/19		420,494	420,494
Diversified Consumer Services - 0.1%
KC Mergersub, Inc. Tranche L 2LN, term loan 10.25% 8/13/23 (c)		245,000	241,631
Kuehg Corp. Tranche B 1LN, term loan 5.25% 8/13/22 (c)		651,767	658,284
			899,915
Hotels, Restaurants & Leisure - 0.2%
Caesars Entertainment Resort Properties LLC Tranche B 1LN, term loan 7% 10/11/20 (c)		780,974	787,324
Caesars Growth Properties Holdings, LLC Tranche 1LN, term loan 6.25% 5/8/21 (c)		2,217,100	2,230,270
			3,017,594

TOTAL CONSUMER DISCRETIONARY			4,338,003

ENERGY - 0.5%
Energy Equipment & Services - 0.1%
Seadrill Operating LP Tranche B, term loan 4% 2/21/21 (c)		1,230,486	837,961
Oil, Gas & Consumable Fuels - 0.4%
Alon U.S.A. Partners LP term loan 9.25% 11/26/18 (c)		322,668	321,054
California Resources Corp. Tranche 1LN, term loan 11.375% 12/31/21 (c)		2,060,000	2,283,160
Chesapeake Energy Corp. Tranche 1LN, term loan 8.5% 8/23/21 (c)		785,000	853,358
Peabody Energy Corp. Tranche B, term loan 0% 9/24/20 (e)		1,600,000	1,554,000
			5,011,572

TOTAL ENERGY			5,849,533

FINANCIALS - 0.0%
Consumer Finance - 0.0%
Sears Roebuck Acceptance Corp. Tranche B, term loan 8.5% 7/20/20 (c)		610,000	609,238
HEALTH CARE - 0.1%
Health Care Providers & Services - 0.1%
InVentiv Health, Inc. Tranche B, term loan 4.75% 11/9/23 (c)		1,275,000	1,285,468
INFORMATION TECHNOLOGY - 0.2%
Software - 0.2%
Greeneden U.S. Holdings II LLC Tranche B, term loan 6.25% 12/1/23 (c)		955,000	971,120
Kronos, Inc. term loan 9.25% 11/1/24 (c)		1,090,000	1,122,024
Sophia L.P. Tranche B, term loan 4.75% 9/30/22 (c)		1,142,223	1,152,937
			3,246,081
MATERIALS - 0.1%
Metals & Mining - 0.1%
Essar Steel Algoma, Inc. Tranche B, term loan 0% 8/16/19 (e)		267,300	91,550
MRC Global, Inc. Tranche B, term loan 5% 11/9/19 (c)		178,982	179,653
Murray Energy Corp. Tranche B 2LN, term loan 8.25% 4/16/20 (c)		1,256,689	1,197,788
			1,468,991
TELECOMMUNICATION SERVICES - 0.1%
Diversified Telecommunication Services - 0.1%
Integra Telecom Holdings, Inc. Tranche B 1LN, term loan 5.25% 8/14/20 (c)		569,850	570,847
Wireless Telecommunication Services - 0.0%
Digicel International Finance Ltd.:
Tranche D 1LN, term loan 4.5% 3/31/17 (c)		57,443	54,858
Tranche D 2LN, term loan 4.4982% 3/31/19 (c)		287,558	274,617
			329,475

TOTAL TELECOMMUNICATION SERVICES			900,322

UTILITIES - 0.4%
Electric Utilities - 0.0%
Essential Power LLC Tranche B, term loan 4.75% 8/8/19 (c)		278,434	281,915
Independent Power and Renewable Electricity Producers - 0.4%
Energy Future Holdings Corp. term loan 4.25% 6/30/17 (c)		4,797,004	4,824,587

TOTAL UTILITIES			5,106,502

TOTAL BANK LOAN OBLIGATIONS
(Cost $22,099,437)			22,804,138

Sovereign Loan Participations - 0.0%
Indonesian Republic loan participation:
Citibank 1.9375% 12/14/19 (c)		157,188	155,616
Goldman Sachs 1.9375% 12/14/19 (c)		282,917	280,088
Mizuho 1.9375% 12/14/19 (c)		211,552	209,437
TOTAL SOVEREIGN LOAN PARTICIPATIONS
(Cost $623,351)			645,141
		Shares	Value

Fixed-Income Funds - 7.1%
Fidelity Floating Rate Central Fund (q)
(Cost $92,398,600)		893,310	92,457,585
		Principal Amount	Value

Preferred Securities - 3.0%
CONSUMER STAPLES - 0.1%
Food Products - 0.1%
Cosan Overseas Ltd. 8.25% (f)		1,285,000	1,297,566
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Total SA 2.625% (Reg. S) (c)(f)	EUR	100,000	101,290
FINANCIALS - 2.7%
Banks - 2.3%
Alfa Bond Issuance PLC 8% (Reg. S) (c)(f)		200,000	208,565
Banco Do Brasil SA 9% (b)(c)(f)		400,000	377,385
Bank of America Corp.:
5.125% (c)(f)		1,345,000	1,327,666
5.2% (c)(f)		2,762,000	2,660,299
6.25% (c)(f)		910,000	928,539
Barclays Bank PLC 7.625% 11/21/22		895,000	989,992
BBVA Bancomer SA (Cayman Islands) 6.008% 5/17/22 (b)(c)		105,000	105,784
Citigroup, Inc.:
5.8% (c)(f)		1,130,000	1,148,397
5.9% (c)(f)		1,455,000	1,503,794
5.95% (c)(f)		2,675,000	2,778,820
6.25% (c)(f)		920,000	985,958
6.3% (c)(f)		270,000	269,913
Intesa Sanpaolo SpA 8.375% (c)(f)	EUR	500,000	598,998
JPMorgan Chase & Co.:
5% (c)(f)		1,615,000	1,651,338
5.3% (c)(f)		865,000	890,510
6% (c)(f)		5,580,000	5,740,122
6.125% (c)(f)		725,000	736,311
6.75% (c)(f)		400,000	442,226
Royal Bank of Scotland Group PLC 8.625% (c)(f)		740,000	755,155
Wells Fargo & Co.:
5.875% (c)(f)		2,600,000	2,736,874
5.9% (c)(f)		3,065,000	3,088,771
			29,925,417
Capital Markets - 0.3%
Bank of Scotland 7.281% (c)(f)	GBP	350,000	513,051
Goldman Sachs Group, Inc.:
5.375% (c)(f)		1,665,000	1,694,505
5.7% (c)(f)		1,701,000	1,757,112
			3,964,668
Diversified Financial Services - 0.0%
Magnesita Finance Ltd. 8.625% (b)(f)		425,000	407,205
Insurance - 0.1%
Society of Lloyd's 7.421% (c)(f)	GBP	400,000	517,280

TOTAL FINANCIALS			34,814,570

INDUSTRIALS - 0.1%
Construction & Engineering - 0.1%
Odebrecht Finance Ltd.:
7.5% (b)(f)		2,705,000	1,633,144
7.5% (Reg. S) (f)		100,000	60,375
			1,693,519
MATERIALS - 0.1%
Metals & Mining - 0.1%
CSN Islands XII Corp. 7% (Reg. S) (f)		1,020,000	516,885
TOTAL PREFERRED SECURITIES
(Cost $39,181,231)			38,423,830
		Shares	Value

Money Market Funds - 5.4%
Fidelity Cash Central Fund, 0.60% (r)		69,729,881	69,743,827
Fidelity Securities Lending Cash Central Fund 0.65% (r)(s)		59,244	59,250
TOTAL MONEY MARKET FUNDS
(Cost $69,794,870)			69,803,077
TOTAL INVESTMENT PORTFOLIO - 100.6%
(Cost $1,300,963,211)			1,305,534,220
NET OTHER ASSETS (LIABILITIES) - (0.6)%			(7,502,570)
NET ASSETS - 100%			$1,298,031,650

Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Treasury Contracts
38 CBOT 2-Year U.S. Treasury Note Contracts (United States)	March 2017	8,234,125	$(7,733)
25 CBOT Ultra Long Term U.S. Treasury Note Contracts (United States)	March 2017	4,006,250	(36,383)
TOTAL FUTURES CONTRACTS			$(44,116)

The face value of futures purchased as a percentage of Net Assets is 0.9%

Swaps

Clearinghouse/Counterparty(1)	Expiration Date	Notional Amount	Payment Received	Payment Paid	Value	Upfront Premium Received/(Paid)(2)	Unrealized Appreciation/(Depreciation)
Interest Rate Swaps
CME	Mar. 2027	USD 200,000	1.75%	3-month LIBOR	$609	$0	$609
LCH	Mar. 2047	900,000	3-month LIBOR	2.25%	(13,729)	0	(13,729)

TOTAL INTEREST RATE SWAPS					$(13,120)	$0	$(13,120)

 (1) Swaps with CME Group (CME) and LCH Clearnet Group (LCH) are centrally cleared over-the-counter (OTC) swaps.

 (2) Any premiums for centrally cleared over-the-counter (OTC) swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

Currency Abbreviations

AUD – Australian dollar

CAD – Canadian dollar

CHF – Swiss franc

COP – Colombian peso

DKK – Danish krone

EUR – European Monetary Unit

GBP – British pound

HKD – Hong Kong dollar

IDR – Indonesian rupiah

INR – Indian rupee

JPY – Japanese yen

MXN – Mexican peso

NOK – Norwegian krone

NZD – New Zealand dollar

PEN – Peruvian new sol

RUB – Russian ruble

SEK – Swedish krona

SGD – Singapore dollar

TRY – Turkish Lira

Legend

 (a) Amount is stated in United States dollars unless otherwise noted.

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $299,797,282 or 23.1% of net assets.

 (c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (d) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

 (e) Non-income producing - Security is in default.

 (f) Security is perpetual in nature with no stated maturity date.

 (g) Security or a portion of the security was pledged to cover margin requirements for centrally cleared OTC swaps. At period end, the value of securities pledged amounted to $144,199.

 (h) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $177,317.

 (i) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (j) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.

 (k) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

 (l) Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security.

 (m) Quantity represents share amount.

 (n) Non-income producing

 (o) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $268,750 or 0.0% of net assets.

 (p) Security or a portion of the security is on loan at period end.

 (q) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (r) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (s) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Aleris Corp.	6/1/10	$71,295
Houghton Mifflin Harcourt Co. warrants 6/22/19	6/22/12	$4,281
Ovation Acquisition I LLC	12/23/15	$1,583
Tricer Holdco S.C.A.	12/19/16	411,036
Tricer Holdco S.C.A.	12/19/16	265,530
WP Rocket Holdings, Inc.	6/24/11 - 2/2/15	$466,147

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$276,280
Fidelity Floating Rate Central Fund	4,109,806
Fidelity Securities Lending Cash Central Fund	803
Total	$4,386,889

Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:

Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Floating Rate Central Fund	$70,696,113	$17,256,745	$--	$92,457,585	5.5%
Total	$70,696,113	$17,256,745	$--	$92,457,585

Investment Valuation

The following is a summary of the inputs used, as of December 31, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$13,945,515	$11,448,437	$1,392,897	$1,104,181
Consumer Staples	19,628	--	--	19,628
Energy	1,491,854	1,491,854	--	--
Financials	803,024	613,278	--	189,746
Health Care	7,316,331	7,247,873	--	68,458
Industrials	7,261,233	7,172,730	--	88,503
Information Technology	20,063,579	20,063,579	--	--
Materials	1,191,381	1,158,998	--	32,383
Telecommunication Services	1,995,597	1,995,597	--	--
Utilities	6,066	6,066	--	--
Corporate Bonds	566,920,366	--	565,568,506	1,351,860
U.S. Government and Government Agency Obligations	191,614,138	--	191,614,138	--
U.S. Government Agency - Mortgage Securities	17,532,839	--	17,532,839	--
Collateralized Mortgage Obligations	41,301,586	--	41,301,586	--
Commercial Mortgage Securities	10,250,697	--	10,250,697	--
Foreign Government and Government Agency Obligations	199,686,615	--	199,093,584	593,031
Bank Loan Obligations	22,804,138	--	22,054,169	749,969
Sovereign Loan Participations	645,141	--	--	645,141
Fixed-Income Funds	92,457,585	92,457,585	--	--
Preferred Securities	38,423,830	--	38,423,830	--
Money Market Funds	69,803,077	69,803,077	--	--
Total Investments in Securities:	$1,305,534,220	$213,459,074	$1,087,232,246	$4,842,900
Derivative Instruments:
Assets
Swaps	$609	$--	$609	$--
Total Assets	$609	$--	$609	$--
Liabilities
Futures Contracts	$(44,116)	$(44,116)	$--	$--
Swaps	(13,729)	--	(13,729)	--
Total Liabilities	$(57,845)	$(44,116)	$(13,729)	$--
Total Derivative Instruments:	$(57,236)	$(44,116)	$(13,120)	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of December 31, 2016. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Interest Rate Risk
Futures Contracts(a)	$0	$(44,116)
Swaps(b)	609	(13,729)
Total Interest Rate Risk	$609	$(57,845)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin for derivative instruments, and the net cumulative appreciation (depreciation) is included in net unrealized appreciation (depreciation).

 (b) For centrally cleared over-the-counter (OTC) swaps, reflects gross cumulative appreciation (depreciation) as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin for centrally cleared OTC swaps is included in receivable or payable for daily variation margin for derivative instruments, and the net cumulative appreciation (depreciation) for centrally cleared OTC swaps is included in net unrealized appreciation (depreciation).

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	65.6%
Netherlands	3.0%
United Kingdom	2.9%
France	2.7%
Luxembourg	2.7%
Canada	2.4%
Japan	2.0%
Argentina	2.0%
Mexico	1.2%
Cayman Islands	1.1%
Ireland	1.1%
Italy	1.0%
Others (Individually Less Than 1%)	12.3%
100.0%

The information in the above tables is based on the combined investments of the fund and its pro-rata share of the investments of Fidelity's Fixed-Income Central Funds

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		December 31, 2016
Assets
Investment in securities, at value (including securities loaned of $57,038) — See accompanying schedule: Unaffiliated issuers (cost $1,138,769,741)	$1,143,273,558
Fidelity Central Funds (cost $162,193,470)	162,260,662
Total Investments (cost $1,300,963,211)		$1,305,534,220
Cash		827,330
Receivable for investments sold		890,922
Receivable for fund shares sold		265,794
Dividends receivable		67,272
Interest receivable		13,323,266
Distributions receivable from Fidelity Central Funds		471,636
Receivable for daily variation margin for derivative instruments		20,582
Prepaid expenses		2,335
Other receivables		52
Total assets		1,321,403,409
Liabilities
Payable for investments purchased
Regular delivery	$16,948,687
Delayed delivery	5,237,820
Payable for fund shares redeemed	231,154
Accrued management fee	605,557
Distribution and service plan fees payable	54,327
Other affiliated payables	137,653
Other payables and accrued expenses	97,311
Collateral on Securities Loaned	59,250
Total liabilities		23,371,759
Net Assets		$1,298,031,650
Net Assets consist of:
Paid in capital		$1,298,056,684
Undistributed net investment income		3,046,112
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(7,531,144)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		4,459,998
Net Assets		$1,298,031,650
Initial Class:
Net Asset Value, offering price and redemption price per share ($91,629,685 ÷ 8,277,964 shares)		$11.07
Service Class:
Net Asset Value, offering price and redemption price per share ($525,878 ÷ 47,585 shares)		$11.05
Service Class 2:
Net Asset Value, offering price and redemption price per share ($260,788,770 ÷ 23,754,336 shares)		$10.98
Investor Class:
Net Asset Value, offering price and redemption price per share ($945,087,317 ÷ 85,653,695 shares)		$11.03

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended December 31, 2016
Investment Income
Dividends		$2,732,642
Interest		49,289,490
Income from Fidelity Central Funds		4,386,889
Total income		56,409,021
Expenses
Management fee	$6,984,138
Transfer agent fees	1,164,348
Distribution and service plan fees	554,823
Accounting and security lending fees	432,229
Custodian fees and expenses	72,536
Independent trustees' fees and expenses	5,540
Registration fees	2
Audit	100,361
Legal	43,344
Miscellaneous	21,810
Total expenses before reductions	9,379,131
Expense reductions	(5,724)	9,373,407
Net investment income (loss)		47,035,614
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(2,312,020)
Fidelity Central Funds	4,897
Foreign currency transactions	(3,473)
Futures contracts	88,733
Swaps	(46,423)
Capital gain distributions from Fidelity Central Funds	44,666
Total net realized gain (loss)		(2,223,620)
Change in net unrealized appreciation (depreciation) on: Investment securities	50,443,649
Assets and liabilities in foreign currencies	(18,748)
Futures contracts	(73,780)
Swaps	(27,183)
Total change in net unrealized appreciation (depreciation)		50,323,938
Net gain (loss)		48,100,318
Net increase (decrease) in net assets resulting from operations		$95,135,932

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended December 31, 2016	Year ended December 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$47,035,614	$45,197,000
Net realized gain (loss)	(2,223,620)	(16,716,265)
Change in net unrealized appreciation (depreciation)	50,323,938	(49,819,973)
Net increase (decrease) in net assets resulting from operations	95,135,932	(21,339,238)
Distributions to shareholders from net investment income	(45,139,297)	(32,938,370)
Distributions to shareholders from tax return of capital	–	(3,700,630)
Total distributions	(45,139,297)	(36,639,000)
Share transactions - net increase (decrease)	62,376,963	15,137,477
Total increase (decrease) in net assets	112,373,598	(42,840,761)
Net Assets
Beginning of period	1,185,658,052	1,228,498,813
End of period	$1,298,031,650	$1,185,658,052
Other Information
Undistributed net investment income end of period	$3,046,112	$2,664,758

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — VIP Strategic Income Portfolio Initial Class

Years ended December 31,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$10.60	$11.12	$11.20	$11.76	$11.15
Income from Investment Operations
Net investment income (loss)A	.429	.413	.413	.437	.465
Net realized and unrealized gain (loss)	.446	(.593)	(.010)	(.403)	.704
Total from investment operations	.875	(.180)	.403	.034	1.169
Distributions from net investment income	(.405)	(.306)	(.350)	(.483)	(.425)
Distributions from net realized gain	–	–	(.133)	(.111)	(.134)
Tax return of capital	–	(.034)	–	–	–
Total distributions	(.405)	(.340)	(.483)	(.594)	(.559)
Net asset value, end of period	$11.07	$10.60	$11.12	$11.20	$11.76
Total ReturnB,C	8.27%	(1.63)%	3.60%	.29%	10.50%
Ratios to Average Net AssetsD,E
Expenses before reductions	.68%	.69%	.68%	.68%	.69%
Expenses net of fee waivers, if any	.68%	.69%	.68%	.68%	.69%
Expenses net of all reductions	.68%	.69%	.68%	.68%	.69%
Net investment income (loss)	3.84%	3.69%	3.56%	3.74%	3.97%
Supplemental Data
Net assets, end of period (000 omitted)	$91,630	$91,714	$107,847	$119,063	$164,166
Portfolio turnover rateF	81%	92%	119%	141%	129%

 A Calculated based on average shares outstanding during the period.

 B Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .005%.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — VIP Strategic Income Portfolio Service Class

Years ended December 31,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$10.59	$11.11	$11.19	$11.75	$11.14
Income from Investment Operations
Net investment income (loss)A	.417	.401	.401	.425	.453
Net realized and unrealized gain (loss)	.444	(.592)	(.009)	(.403)	.704
Total from investment operations	.861	(.191)	.392	.022	1.157
Distributions from net investment income	(.401)	(.295)	(.339)	(.471)	(.413)
Distributions from net realized gain	–	–	(.133)	(.111)	(.134)
Tax return of capital	–	(.034)	–	–	–
Total distributions	(.401)	(.329)	(.472)	(.582)	(.547)
Net asset value, end of period	$11.05	$10.59	$11.11	$11.19	$11.75
Total ReturnB,C	8.14%	(1.73)%	3.51%	.19%	10.40%
Ratios to Average Net AssetsD,E
Expenses before reductions	.78%	.79%	.78%	.78%	.78%
Expenses net of fee waivers, if any	.78%	.79%	.78%	.78%	.78%
Expenses net of all reductions	.78%	.79%	.78%	.78%	.78%
Net investment income (loss)	3.75%	3.59%	3.46%	3.64%	3.87%
Supplemental Data
Net assets, end of period (000 omitted)	$526	$753	$831	$837	$975
Portfolio turnover rateF	81%	92%	119%	141%	129%

 A Calculated based on average shares outstanding during the period.

 B Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .005%.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — VIP Strategic Income Portfolio Service Class 2

Years ended December 31,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$10.52	$11.05	$11.14	$11.71	$11.11
Income from Investment Operations
Net investment income (loss)A	.398	.380	.380	.404	.434
Net realized and unrealized gain (loss)	.444	(.593)	(.005)	(.400)	.701
Total from investment operations	.842	(.213)	.375	.004	1.135
Distributions from net investment income	(.382)	(.283)	(.332)	(.463)	(.401)
Distributions from net realized gain	–	–	(.133)	(.111)	(.134)
Tax return of capital	–	(.034)	–	–	–
Total distributions	(.382)	(.317)	(.465)	(.574)	(.535)
Net asset value, end of period	$10.98	$10.52	$11.05	$11.14	$11.71
Total ReturnB,C	8.02%	(1.94)%	3.37%	.03%	10.23%
Ratios to Average Net AssetsD,E
Expenses before reductions	.93%	.94%	.93%	.93%	.94%
Expenses net of fee waivers, if any	.93%	.94%	.93%	.93%	.94%
Expenses net of all reductions	.93%	.94%	.93%	.93%	.94%
Net investment income (loss)	3.59%	3.44%	3.31%	3.49%	3.72%
Supplemental Data
Net assets, end of period (000 omitted)	$260,789	$185,925	$137,892	$68,196	$41,502
Portfolio turnover rateF	81%	92%	119%	141%	129%

 A Calculated based on average shares outstanding during the period.

 B Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .005%.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — VIP Strategic Income Portfolio Investor Class

Years ended December 31,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$10.57	$11.09	$11.17	$11.73	$11.12
Income from Investment Operations
Net investment income (loss)A	.424	.408	.408	.432	.461
Net realized and unrealized gain (loss)	.438	(.591)	(.008)	(.401)	.705
Total from investment operations	.862	(.183)	.400	.031	1.166
Distributions from net investment income	(.402)	(.303)	(.347)	(.480)	(.422)
Distributions from net realized gain	–	–	(.133)	(.111)	(.134)
Tax return of capital	–	(.034)	–	–	–
Total distributions	(.402)	(.337)	(.480)	(.591)	(.556)
Net asset value, end of period	$11.03	$10.57	$11.09	$11.17	$11.73
Total ReturnB,C	8.17%	(1.66)%	3.58%	.27%	10.50%
Ratios to Average Net AssetsD,E
Expenses before reductions	.72%	.72%	.71%	.72%	.72%
Expenses net of fee waivers, if any	.72%	.72%	.71%	.71%	.72%
Expenses net of all reductions	.72%	.72%	.71%	.71%	.72%
Net investment income (loss)	3.81%	3.65%	3.52%	3.70%	3.94%
Supplemental Data
Net assets, end of period (000 omitted)	$945,087	$907,266	$981,928	$939,177	$1,085,039
Portfolio turnover rateF	81%	92%	119%	141%	129%

 A Calculated based on average shares outstanding during the period.

 B Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .005%.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended December 31, 2016

1. Organization.

VIP Strategic Income Portfolio (the Fund) is a fund of Variable Insurance Products Fund V (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class shares, Service Class 2 shares and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%. The following summarizes the Fund's investment in each non-money market Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Floating Rate Central Fund	FMR Co., Inc. (FMRC)	Seeks a high level of income by normally investing in floating rate loans and other floating rate securities.	Loans & Direct Debt Instruments Restricted Securities	Less than .005%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at institutional.fidelity.com. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank loan obligations, foreign government and government agency obligations, preferred securities, U.S. government and government agency obligations and sovereign loan participations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. For foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of December 31, 2016 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. The principal amount on inflation-indexed securities is periodically adjusted to the rate of inflation and interest is accrued based on the principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to Interest in the accompanying Statement of Operations. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of December 31, 2016, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. For the period ended December 31, 2015, the Fund’s distributions exceeded the aggregate amount of taxable income and net realized gains resulting in a return of capital for tax purposes. This was due to reductions in taxable income available for distribution after certain distributions had been made.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, swaps, foreign currency transactions, defaulted bonds, market discount, partnerships (including allocations from Fidelity Central Funds), capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$46,810,329
Gross unrealized depreciation	(38,759,010)
Net unrealized appreciation (depreciation) on securities	$8,051,319
Tax Cost	$1,297,482,901

The tax-based components of distributable earnings as of period end were as follows:

Capital loss carryforward	$(7,077,236)
Net unrealized appreciation (depreciation) on securities and other investments	$7,922,471

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

No expiration
Short-term	$(6,700,013)
Long-term	(377,223)
Total capital loss carryforward	$(7,077,236)

At period end, the Fund intends to elect to defer to its next fiscal year $870,271 of ordinary losses recognized during the period November 1, 2016 to December 31, 2016.

The tax character of distributions paid was as follows:

	December 31, 2016	December 31, 2015
Ordinary Income	$45,139,297	$ 32,938,370
Tax Return of Capital	–	3,700,630
Total	$45,139,297	$ 36,639,000

Delayed Delivery Transactions and When-Issued Securities. During the period, the transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. During the period, the Fund transacted in TBA securities that involved buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. The Fund may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or the Fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to the Fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund invests in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the Fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment or participation. The Fund did not have any unfunded loan commitments, which are contractual obligations for future funding, at period end.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts and swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared OTC swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Interest Rate Risk
Futures Contracts	$88,733	$(73,780)
Swaps	(46,423)	(27,183)
Totals	$42,310	$(100,963)

A summary of the value of derivatives by primary risk exposure as of period end is included at the end of the Schedule of Investments.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A centrally cleared OTC swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

Centrally cleared OTC swaps require a fund to deposit either cash or securities (initial margin) with the FCM, at the instruction of and for the benefit of the clearinghouse. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Centrally cleared OTC swaps are marked-to-market daily and subsequent payments (variation margin) are made or received depending on the daily fluctuations in the value of the swaps and are recorded as unrealized appreciation or (depreciation). These daily payments, if any, are included in receivable or payable for daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Any premiums for centrally cleared OTC swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation) in the Statement of Assets and Liabilities. Any premiums are recognized as realized gain (loss) upon termination or maturity of the swap.

Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is included in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps" and are representative of volume of activity during the period.

Interest Rate Swaps. Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. The Fund entered into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

5. Purchases and Sales of Investments.

Purchases and sales of securities (including the Fixed-Income Central Funds), other than short-term securities and U.S. government securities, aggregated $646,113,880 and $604,738,592, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annual management fee rate was .56% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets.

For the period, total fees, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services, were as follows:

Service Class	$638
Service Class 2	554,185
$554,823

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each class. Each class (with the exception of Investor Class) pays a fee for transfer agent services, typesetting and printing and mailing of shareholder reports, excluding mailing of proxy statements, equal to an annual rate of .07%(.10% for Investor Class) of class-level average net assets. For the period, transfer agent fees for each class were as follows:

Initial Class	$63,190
Service Class	434
Service Class 2	150,738
Investor Class	949,986
$1,164,348

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $894 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

Other. During the period, the investment adviser reimbursed the Fund for certain losses in the amount of $2,000.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $3,150 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $803. During the period, there were no securities loaned to FCM.

9. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $849 for the period.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $4,875.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Year ended December 31, 2016	Year ended December 31, 2015
From net investment income
Initial Class	$3,235,684	$2,608,355
Service Class	19,082	20,999
Service Class 2	8,682,557	4,841,746
Investor Class	33,201,974	25,467,270
Total	$45,139,297	$32,938,370
Tax Return of Capital
Initial Class	$–	$287,413
Service Class	–	2,400
Service Class 2	–	576,830
Investor Class	–	2,833,987
Total	$–	$3,700,630

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares	Shares	Dollars	Dollars
	Year ended December 31, 2016	Year ended December 31, 2015	Year ended December 31, 2016	Year ended December 31, 2015
Initial Class
Shares sold	739,397	438,630	$8,354,585	$4,928,200
Reinvestment of distributions	293,353	272,415	3,235,684	2,895,768
Shares redeemed	(1,406,912)	(1,754,032)	(15,665,256)	(19,582,348)
Net increase (decrease)	(374,162)	(1,042,987)	$(4,074,987)	$(11,758,380)
Service Class
Reinvestment of distributions	1,733	2,203	19,082	23,399
Shares redeemed	(25,253)	(5,901)	(279,944)	(64,952)
Net increase (decrease)	(23,520)	(3,698)	$(260,862)	$(41,553)
Service Class 2
Shares sold	9,535,860	7,779,897	$105,279,235	$86,550,696
Reinvestment of distributions	793,652	513,609	8,682,557	5,418,575
Shares redeemed	(4,247,089)	(3,102,820)	(46,324,828)	(34,258,336)
Net increase (decrease)	6,082,423	5,190,686	$67,636,964	$57,710,935
Investor Class
Shares sold	4,007,623	3,943,346	$44,919,841	$44,206,013
Reinvestment of distributions	3,021,108	2,669,930	33,201,974	28,301,258
Shares redeemed	(7,224,299)	(9,288,284)	(79,045,967)	(103,280,796)
Net increase (decrease)	(195,568)	(2,675,008)	$(924,152)	$(30,773,525)

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the period end, the investment adviser or its affiliates were the owners of record of 79% of the total outstanding shares of the Fund.

13. Credit Risk.

The Fund's relatively large investment in countries with limited or developing capital markets may involve greater risks than investments in more developed markets and the prices of such investments may be volatile. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of the Fund's investments and the income they generate, as well as the Fund's ability to repatriate such amounts.

14. Litigation.

The Fund, and other entities managed by FMR or its affiliates, became aware in March 2015 that they were named as defendants in a lawsuit originally filed in the United States Bankruptcy Court for the Southern District of New York in 2009. The lawsuit was brought by creditors of Motors Liquidation Company (f/k/a General Motors), which went through Chapter 11 bankruptcy proceedings in 2009, and is captioned Official Committee of Unsecured Creditors of Motors Liquidation Company v. JPMorgan Chase Bank, N.A., et al., Adversary No. 09-00504 (REG). The plaintiffs are seeking an order that the Fund and other defendants return proceeds received in 2009 in full payment of the principal and interest on General Motors secured debt. The plaintiffs contend that the Fund and the other defendants were not secured creditors at the time of the 2009 payments and, thus, were not entitled to payment in full. In January 2015, the Court of Appeals ruled that JPMorgan, as administrative agent for all of the debtholders, released the security interest on certain collateral securing the debt prior to the 2009 payments. The parties to the dispute have commenced discovery on the value of remaining, unreleased collateral. At this time, Management cannot determine the amount of loss that may be realized, but expects the amount to be less than the $1,208,199 received in 2009. The Fund was not previously aware that it had been named as a defendant in this case because, in 2009, the Bankruptcy Court allowed the plaintiffs to refrain from serving any of the defendants other than JPMorgan with notice of the filing of the lawsuit. The Fund is exploring all available options for minimizing any loss and is incuring legal costs in defending the case.

Report of Independent Registered Public Accounting Firm

To the Trustees of Variable Insurance Products Fund V and Shareholders of VIP Strategic Income Portfolio:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of VIP Strategic Income Portfolio (a fund of Variable Insurance Products Fund V) (the "Fund") as of December 31, 2016, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities as of December 31, 2016 by correspondence with the custodian, agent banks and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts
February 21, 2017

Trustees and Officers

The Trustees, Members of the Advisory Board (if any), and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance.  Each of the Trustees oversees 243 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs.  The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Board Structure and Oversight Function. Abigail P. Johnson is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Marie L. Knowles serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, asset allocation and certain equity funds, and other Boards oversee Fidelity's high income, sector and other equity funds. The asset allocation funds may invest in Fidelity® funds that are overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks.  The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees.  In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board.  Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Abigail P. Johnson (1961)

Year of Election or Appointment: 2009

Trustee

Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity® funds. Ms. Johnson serves as Chairman (2016-present), Chief Executive Officer (2014-present), and Director (2007-present) of FMR LLC (diversified financial services company), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (investment adviser firm, 2011-present) and Chairman and Director of FMR (investment adviser firm, 2011-present). Previously, Ms. Johnson served as Vice Chairman (2007-2016) and President (2013-2016) of FMR LLC, President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc. (investment adviser firm), and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity® funds (2001-2005), and managed a number of Fidelity® funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

Jennifer Toolin McAuliffe (1959)

Year of Election or Appointment: 2016

Trustee

Ms. McAuliffe also serves as Trustee of other Fidelity® funds. Ms. McAuliffe previously served as a Member of the Advisory Board of certain Fidelity® funds (2016) and as Co-Head of Fixed Income of Fidelity Investments Limited (now known as FIL Limited (FIL)) (diversified financial services company). Earlier roles at FIL included Director of Research for FIL’s credit and quantitative teams in London, Hong Kong and Tokyo. Ms. McAuliffe also was the Director of Research for taxable and municipal bonds at Fidelity Investments Money Management, Inc. Ms. McAuliffe is also a director or trustee of several not-for-profit entities.

 * Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Elizabeth S. Acton (1951)

Year of Election or Appointment: 2013

Trustee

Ms. Acton also serves as Trustee of other Fidelity® funds. Prior to her retirement in April 2012, Ms. Acton was Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011), and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board of Directors and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present). Previously, Ms. Acton served as a Member of the Advisory Board of certain Fidelity® funds (2013-2016).

John Engler (1948)

Year of Election or Appointment: 2014

Trustee

Mr. Engler also serves as Trustee of other Fidelity® funds. He serves as president of the Business Roundtable (2011-present), and on the board of directors for Universal Forest Products (manufacturer and distributor of wood and wood-alternative products, 2003-present) and K12 Inc. (technology-based education company, 2012-present). Previously, Mr. Engler served as a Member of the Advisory Board of certain Fidelity® funds (2014-2016), a trustee of The Munder Funds (2003-2014), president and CEO of the National Association of Manufacturers (2004-2011), member of the Board of Trustees of the Annie E. Casey Foundation (2004-2015), and as governor of Michigan (1991-2003). He is a past chairman of the National Governors Association.

Albert R. Gamper, Jr. (1942)

Year of Election or Appointment: 2007

Trustee

Mr. Gamper also serves as Trustee of other Fidelity® funds. Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), and Member of the Board of Trustees of Barnabas Health Care System (1997-present). Previously, Mr. Gamper served as Chairman (2012-2015) and Vice Chairman (2011-2012) of the Independent Trustees of certain Fidelity® funds and as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (1951)

Year of Election or Appointment: 2010

Trustee

Mr. Gartland also serves as Trustee of other Fidelity® funds. Mr. Gartland is Chairman and an investor in Gartland & Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (1947)

Year of Election or Appointment: 2008

Trustee

Vice Chairman of the Independent Trustees

Mr. Johnson also serves as Trustee of other Fidelity® funds. Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation plc (diversified power management, 2009-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008), AGL Resources, Inc. (holding company, 2002-2016), and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)

Year of Election or Appointment: 2009

Trustee

Mr. Kenneally also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management. Before joining Credit Suisse, he was an Executive Vice President and Chief Investment Officer for Bank of America Corporation. Earlier roles at Bank of America included Director of Research, Senior Portfolio Manager and Research Analyst, and Mr. Kenneally was awarded the Chartered Financial Analyst (CFA) designation in 1991.

Marie L. Knowles (1946)

Year of Election or Appointment: 2001

Trustee

Chairman of the Independent Trustees

Ms. Knowles also serves as Trustee of other Fidelity® funds. Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company (pipeline and tanker operations). Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is a member of the Board of the Santa Catalina Island Company (real estate, 2009-present). Ms. Knowles is a Member of the Investment Company Institute Board of Governors and a Member of the Governing Council of the Independent Directors Council (2014-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007), URS Corporation (engineering and construction, 2000-2003) and America West (airline, 1999-2002). Ms. Knowles previously served as Vice Chairman of the Independent Trustees of certain Fidelity® funds (2012-2015).

Mark A. Murray (1954)

Year of Election or Appointment: 2016

Trustee

Mr. Murray also serves as Trustee of other Fidelity® funds. Mr. Murray is Vice Chairman (2013-present) of Meijer, Inc. (regional retail chain). Previously, Mr. Murray served as a Member of the Advisory Board of certain Fidelity® funds (2016) and as Co-Chief Executive Officer (2013-2016) and President (2006-2013) of Meijer, Inc. Mr. Murray serves as a member of the Board of Directors and Nuclear Review and Public Policy and Responsibility Committees of DTE Energy Company (diversified energy company, 2009-present). Mr. Murray also serves as a member of the Board of Directors of Spectrum Health (not-for-profit health system, 2015-present). Mr. Murray previously served as President of Grand Valley State University (2001-2006), Treasurer for the State of Michigan (1999-2001), Vice President of Finance and Administration for Michigan State University (1998-1999), and a member of the Board of Directors and Audit Committee and Chairman of the Nominating and Corporate Governance Committee of Universal Forest Products, Inc. (manufacturer and distributor of wood and wood-alternative products, 2004-2016). Mr. Murray is also a director or trustee of many community and professional organizations.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Advisory Board Members and Officers:

Correspondence intended for an officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Marc R. Bryant (1966)

Year of Election or Appointment: 2015

Secretary and Chief Legal Officer (CLO)

Mr. Bryant also serves as Secretary and CLO of other funds. Mr. Bryant serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company (investment adviser firm, 2015-present) and FMR Co., Inc. (investment adviser firm, 2015-present); Secretary of Fidelity SelectCo, LLC (investment adviser firm, 2015-present) and Fidelity Investments Money Management, Inc. (investment adviser firm, 2015-present); and CLO of Fidelity Management & Research (Hong Kong) Limited and FMR Investment Management (UK) Limited (investment adviser firms, 2015-present) and Fidelity Management & Research (Japan) Limited (investment adviser firm, 2016-present). He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company). Previously, Mr. Bryant served as Secretary and CLO of Fidelity Rutland Square Trust II (2010-2014) and Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds (2013-2015). Prior to joining Fidelity Investments, Mr. Bryant served as a Senior Vice President and the Head of Global Retail Legal for AllianceBernstein L.P. (2006-2010), and as the General Counsel for ProFund Advisors LLC (2001-2006).

Jeffrey S. Christian (1961)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Christian also serves as Assistant Treasurer of other funds. Mr. Christian is an employee of Fidelity Investments (2003-present).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds, and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Adrien E. Deberghes (1967)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2016-present) and is an employee of Fidelity Investments (2008-present). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005). Previously, Mr. Deberghes served in other fund officer roles.

Stephanie J. Dorsey (1969)

Year of Election or Appointment: 2013

President and Treasurer

Ms. Dorsey also serves as an officer of other funds. She is an employee of Fidelity Investments (2008-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Howard J. Galligan III (1966)

Year of Election or Appointment: 2014

Chief Financial Officer

Mr. Galligan also serves as Chief Financial Officer of other funds. Mr. Galligan serves as President of Fidelity Pricing and Cash Management Services (FPCMS) (2014-present) and as a Director of Strategic Advisers, Inc. (investment adviser firm, 2008-present). Previously, Mr. Galligan served as Chief Administrative Officer of Asset Management (2011-2014) and Chief Operating Officer and Senior Vice President of Investment Support for Strategic Advisers, Inc. (2003-2011).

Scott C. Goebel (1968)

Year of Election or Appointment: 2015

Vice President

Mr. Goebel serves as Vice President of other funds and is an employee of Fidelity Investments (2001-present). Previously, Mr. Goebel served as Senior Vice President of Fidelity Management & Research Company (FMR) (investment adviser firm, 2016), Secretary of Fidelity SelectCo, LLC (investment adviser firm, 2013-2015), Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2010-2015), and Fidelity Research and Analysis Company (FRAC) (investment adviser firm, 2010-2015); General Counsel, Secretary, and Senior Vice President of FMR (investment adviser firm, 2008-2015) and FMR Co., Inc. (investment adviser firm, 2008-2015); Assistant Secretary of Fidelity Management & Research (Japan) Limited (investment adviser firm, 2008-2015) and Fidelity Management & Research (U.K.) Inc. (investment adviser firm, 2008-2015); Chief Legal Officer (CLO) of Fidelity Management & Research (Hong Kong) Limited (investment adviser firm, 2008-2015); Secretary and CLO of certain Fidelity® funds (2008-2015); Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and certain funds (2007-2008); and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

Colm A. Hogan (1973)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan is an employee of Fidelity Investments (2005-present).

Chris Maher (1972)

Year of Election or Appointment: 2013

Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

John B. McGinty, Jr. (1962)

Year of Election or Appointment: 2016

Chief Compliance Officer

Mr. McGinty also serves as Chief Compliance Officer of other funds. Mr. McGinty is Senior Vice President of Asset Management Compliance for Fidelity Investments and is an employee of Fidelity Investments (2016-present). Mr. McGinty previously served as Vice President, Senior Attorney at Eaton Vance Management (investment management firm, 2015-2016), and prior to Eaton Vance as global CCO for all firm operations and registered investment companies at GMO LLC (investment management firm, 2009-2015). Before joining GMO LLC, Mr. McGinty served as Senior Vice President, Deputy General Counsel for Fidelity Investments (2007-2009).

John F. Papandrea (1972)

Year of Election or Appointment: 2016

Anti-Money Laundering (AML) Officer

Mr. Papandrea also serves as AML Officer of other funds. Mr. Papandrea is Vice President of FMR LLC (diversified financial services company, 2008-present) and is an employee of Fidelity Investments (2005-present).

Jason P. Pogorelec (1975)

Year of Election or Appointment: 2015

Assistant Secretary

Mr. Pogorelec also serves as Assistant Secretary of other funds. Mr. Pogorelec serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2006-present).

Nancy D. Prior (1967)

Year of Election or Appointment: 2014

Vice President

Ms. Prior also serves as Vice President of other funds. Ms. Prior serves as a Director of FMR Investment Management (UK) Limited (investment adviser firm, 2015-present), President (2016-present) and Director (2014-present) of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm), President, Fixed Income (2014-present), Vice Chairman of FIAM LLC (investment adviser firm, 2014-present), and is an employee of Fidelity Investments (2002-present). Previously, Ms. Prior served as Vice President of Fidelity's Money Market Funds (2012-2014), President, Money Market and Short Duration Bond Group of Fidelity Management & Research (FMR) (investment adviser firm, 2013-2014), President, Money Market Group of FMR (2011-2013), Managing Director of Research (2009-2011), Senior Vice President and Deputy General Counsel (2007-2009), and Assistant Secretary of certain Fidelity® funds (2008-2009).

Stacie M. Smith (1974)

Year of Election or Appointment: 2013

Assistant Treasurer

Ms. Smith also serves as an officer of other funds. She is an employee of Fidelity Investments (2009-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Deputy Treasurer of certain Fidelity® funds (2013-2016).

Marc L. Spector (1972)

Year of Election or Appointment: 2016

Deputy Treasurer

Mr. Spector also serves as an officer of other funds. Mr. Spector is an employee of Fidelity Investments (2016-present). Prior to joining Fidelity Investments, Mr. Spector served as Director at the Siegfried Group (accounting firm, 2013-2016), and prior to Siegfried Group as audit senior manager at Deloitte & Touche (accounting firm, 2005-2013).

Renee Stagnone (1975)

Year of Election or Appointment: 2016

Assistant Treasurer

Ms. Stagnone also serves as an officer of other funds. Ms. Stagnone is an employee of Fidelity Investments (1997-present). Previously, Ms. Stagnone served as Deputy Treasurer of certain Fidelity® funds (2013-2016).

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2016 to December 31, 2016).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value July 1, 2016	Ending Account Value December 31, 2016	Expenses Paid During Period-B July 1, 2016 to December 31, 2016
Initial Class	.68%
Actual		$1,000.00	$1,021.00	$3.45
Hypothetical-C		$1,000.00	$1,021.72	$3.46
Service Class	.78%
Actual		$1,000.00	$1,020.70	$3.96
Hypothetical-C		$1,000.00	$1,021.22	$3.96
Service Class 2.93%
Actual		$1,000.00	$1,020.10	$4.72
Hypothetical-C		$1,000.00	$1,020.46	$4.72
Investor Class	.71%
Actual		$1,000.00	$1,019.90	$3.60
Hypothetical-C		$1,000.00	$1,021.57	$3.61

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in each Class' annualized expense ratio. In addition to the expenses noted above, the Fund also indirectly bears its proportional share of the expenses of the underlying Fidelity Central Funds. Annualized expenses of the underlying non-money market Fidelity Central Funds as of their most recent fiscal half year were less than .005%.

 C 5% return per year before expenses

Distributions (Unaudited)

A total of 5.61% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

Board Approval of Investment Advisory Contracts and Management Fees

VIP Strategic Income Portfolio

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees (Committees) — Operations, Audit, Fair Valuation, and Governance and Nominating — each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2016 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and would be realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by FMR, the sub-advisers (together with FMR, the Investment Advisers), and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to investment research and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs; (iv) broadening eligibility requirements for certain lower-priced share classes of, and streamlining the fee structure for, certain existing equity index funds; (v) lowering expense caps for certain existing funds and classes to reduce expenses paid by shareholders; (vi) eliminating redemption fees for certain variable insurance product funds and classes; (vii) continuing to launch dedicated lower cost underlying funds to meet portfolio construction needs related to expanding underlying fund options for Fidelity funds of funds, specifically for the Freedom Fund product lines; (viii) launching a lower cost share class for use by the Freedom Index Fund product line; (ix) rationalizing product lines and gaining increased efficiencies through fund mergers and share class consolidations; (x) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; (xi) implementing investment enhancements to further strengthen Fidelity's target date product line to increase investors' probability of success in achieving their goals; (xii) accelerating the conversion of all remaining Class B shares to Class A shares, which have a lower expense structure; and (xiii) implementing changes to Fidelity's money market fund product line in response to recent regulatory reforms.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions with representatives of the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against one or more securities market indices, including a customized blended index representative of the fund's asset classes (each a "benchmark index") and a peer group of funds with similar objectives ("peer group"), if any. In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for such underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and on net performance (after fees and expenses) compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; expectations for interest rate levels and credit conditions; issuer-specific information including credit quality; and fund cash flows and other factors. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month periods shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and considered by the Board.

VIP Strategic Income Portfolio

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2015.

The Board noted that, in 2014, the ad hoc Committee on Group Fee was formed by it and the boards of other Fidelity funds to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. The Committee's focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of each class's total expense ratio, the Board considered the fund's management fee rate as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees and expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each of Initial Class, Investor Class, and Service Class ranked below the competitive median for 2015 and the total expense ratio of Service Class 2 ranked above the competitive median for 2015. The Board considered that, in general, various factors can affect total expense ratios. The Board noted that the total expense ratio of Service Class 2 was above the competitive median because of its 12b-1 fees. The Board noted that the fund offers multiple classes, each of which has a different 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expense ratios of the classes vary primarily by the level of their 12b-1 fees, although differences in transfer agent fees may also cause expenses to vary from class to class.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that an ad hoc joint committee created by it and the boards of other Fidelity funds periodically (most recently in 2013) reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that, although Service Class 2 was above the median of the universe presented for comparison, the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically (most recently in 2013) analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total group assets increase, and for higher group fee rates as total group assets decrease (with "group assets" defined to include fund assets under FMR's management plus the assets of sector funds previously under FMR's management). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as group assets increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds; (v) Fidelity's voluntary waiver of its fees to maintain minimum yields for certain money market funds and classes as well as contractual waivers in place for certain funds; (vi) the methodology with respect to competitive fund data and peer group classifications; (vii) Fidelity's transfer agent fee, expense, and service structures for different funds and classes relative to competitive trends, and the impact of the increased use of omnibus accounts; (viii) Fidelity's long-term expectations for its offerings in the workplace investing channel; (ix) new developments in the retail and institutional marketplaces; (x) the approach to considering "fall-out" benefits; and (xi) the impact of money market reform on Fidelity's money market funds, including with respect to costs and profitability. In addition, the Board considered its discussions with Fidelity throughout the year regarding enhanced information security initiatives and the funds' fair valuation policies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

VIPSI-ANN-0217
1.796350.114

Fidelity® Variable Insurance Products: Freedom Lifetime Income Funds - Portfolios I, II & III Annual Report December 31, 2016

Contents

Performance
Management's Discussion of Fund Performance
VIP Freedom Lifetime Income® I Portfolio
Investment Summary
Investments
Financial Statements
VIP Freedom Lifetime Income® II Portfolio
Investment Summary
Investments
Financial Statements
VIP Freedom Lifetime Income® III Portfolio
Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity® Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2017 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Funds nor Fidelity Distributors Corporation is a bank.

VIP Freedom Lifetime Income® I Portfolio

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. Performance numbers are net of all underlying fund operating expenses, but do not include any insurance charges imposed by your insurance company’s separate account. If performance information included the effect of these additional charges, the total returns would have been lower. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended December 31, 2016	Past 1 year	Past 5 years	Past 10 years
VIP Freedom Lifetime Income® I Portfolio	5.05%	5.88%	4.38%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in VIP Freedom Lifetime Income® I Portfolio on December 31, 2006.

The chart shows how the value of your investment would have changed, and also shows how the Bloomberg Barclays U.S. Aggregate Bond Index performed over the same period.

Period Ending Values
$15,350	VIP Freedom Lifetime Income® I Portfolio
$15,300	Bloomberg Barclays U.S. Aggregate Bond Index

Effective August 24, 2016, all Barclays benchmark indices were co-branded as the Bloomberg Barclays Indices for a period of five years.

VIP Freedom Lifetime Income® II Portfolio

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. Performance numbers are net of all underlying fund operating expenses, but do not include any insurance charges imposed by your insurance company’s separate account. If performance information included the effect of these additional charges, the total returns would have been lower. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended December 31, 2016	Past 1 year	Past 5 years	Past 10 years
VIP Freedom Lifetime Income® II Portfolio	5.90%	6.91%	4.61%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in VIP Freedom Lifetime Income® II Portfolio on December 31, 2006.

The chart shows how the value of your investment would have changed, and also shows how the Bloomberg Barclays U.S. Aggregate Bond Index performed over the same period.

Period Ending Values
$15,688	VIP Freedom Lifetime Income® II Portfolio
$15,300	Bloomberg Barclays U.S. Aggregate Bond Index

Effective August 24, 2016, all Barclays benchmark indices were co-branded as the Bloomberg Barclays Indices for a period of five years.

VIP Freedom Lifetime Income® III Portfolio

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. Performance numbers are net of all underlying fund operating expenses, but do not include any insurance charges imposed by your insurance company’s separate account. If performance information included the effect of these additional charges, the total returns would have been lower. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended December 31, 2016	Past 1 year	Past 5 years	Past 10 years
VIP Freedom Lifetime Income® III Portfolio	6.83%	9.25%	5.13%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in VIP Freedom Lifetime Income® III Portfolio on December 31, 2006.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Period Ending Values
$16,491	VIP Freedom Lifetime Income® III Portfolio
$19,572	S&P 500® Index

Management's Discussion of Fund Performance

Market Recap:  Global equities, as measured by the MSCI ACWI (All Country World Index) Index, returned 8.32% in 2016. After early-year volatility largely driven by concerns about energy prices and global growth, central banks in Europe, Japan and China took action to reignite their economies. The U.S. Federal Reserve added fuel by softening its rate-hike stance. Stock prices recovered nicely in mid-February until the U.K.’s late-June vote to exit the European Union (Brexit) touched off near-tumult in global markets. After a sharp initial rebound, the MSCI index traced a generally upward arc through year-end, even though the Fed raised its target rate a quarter point in December.

Among equity segments, small-cap stocks handily bested large-caps in both U.S. and overseas markets, and value-oriented stocks far outpaced their growth counterparts.

Regionally, Canada (+25%) and emerging markets (+12%) benefited from rising commodity prices. The U.S. (+12%), with its relatively strong economy, also outperformed, with a notable bump-up around the time of the U.S. presidential election. Meanwhile, Japan (+3%) lagged the MSCI index and the rest of the Asia Pacific group (+6%). Europe (+1%) and the U.K. (-1%) battled Brexit stress for much of the year.

Among sectors, rebounding commodity prices powered a turnaround in energy (+29%), with positive spillover to materials (+24%) and, less so, industrials (+12%). Technology (+13%) also outperformed, despite a modest retreat in the final quarter. Rising interest rates and a steepening yield curve late in the year led to a sharp recovery in financials (+11%); those same factors proved a drag on the real estate sector (+3%). Utilities (+7%) and telecommunication services (+6%), two other bond-proxy sectors, reversed first-half gains to end the year behind the MSCI index. Consumer discretionary (+3%) and consumer staples (+2%) also lagged. Health care (-6%) was hampered by pre- and post-election uncertainty, both political and regulatory.

In fixed income, taxable U.S. investment-grade bonds returned 2.65%, according to the Bloomberg Barclays U.S. Aggregate Bond Index. Yields rallied late in the period, as many viewed President-elect Trump’s economic agenda as stimulative and potentially inflationary. Yields also moved higher ahead of the Fed’s December rate hike. Within the Bloomberg Barclays index, most spread sectors outperformed Treasuries amid a supportive environment for higher-risk assets; corporate credit led the way. Outside the index, riskier, non-core fixed-income segments such as emerging-markets and U.S. high-yield debt rose strongly; inflation-protected securities also outperformed.

Comments from Co-Portfolio Managers Andrew Dierdorf and Brett Sumsion:  For the year, each VIP Freedom Lifetime Income Fund posted a gain, ranging from roughly 5% to 7%. The Funds finished about in line with or outperformed their respective Composite benchmarks. (For specific Fund results, please refer to the performance section of this report.) Versus Composite benchmarks, U.S. equity intra-asset-class allocation decisions added notable value. Unfortunately, selection effects among underlying investments there more than offset allocation gains. For example, a sizable allocation to VIP Equity-Income Portfolio helped, as did selection within VIP Growth & Income Portfolio. But we were held back by a large investment in Fidelity VIP Growth Portfolio, which widely lagged U.S. equity benchmarks. Selection within non-U.S. equity also detracted. Both Fidelity VIP Emerging Markets Portfolio and Fidelity VIP Overseas Portfolio underperformed the non-U.S. equity asset class benchmark. In fixed income, our sizable allocation to VIP High Income Portfolio added value. Selection within core fixed income also helped, as VIP Investment Grade Bond Portfolio led the Bloomberg Barclays bond index.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

VIP Freedom Lifetime Income® I Portfolio

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of December 31, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
VIP Investment Grade Bond Portfolio Investor Class	58.0	56.7
VIP Government Money Market Portfolio Investor Class 0.32%	14.9	14.9
VIP High Income Portfolio Investor Class	5.1	5.0
VIP Overseas Portfolio Investor Class	4.7	4.8
VIP Growth & Income Portfolio Investor Class	3.4	3.6
VIP Equity-Income Portfolio Investor Class	3.0	3.2
VIP Growth Portfolio Investor Class	2.8	3.1
VIP Contrafund Portfolio Investor Class	2.8	3.1
VIP Value Portfolio Investor Class	2.2	2.3
VIP Emerging Markets Portfolio Investor Class	1.2	1.3
	98.1	98.0

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	16.1%
Developed International Equity Funds	4.7%
Emerging Markets Equity Funds	1.2%
High Yield Bond Funds	5.1%
Investment Grade Bond Funds	58.0%
Short-Term Funds	14.9%

Six months ago
Domestic Equity Funds	17.3%
Developed International Equity Funds	4.8%
Emerging Markets Equity Funds	1.3%
High Yield Bond Funds	5.0%
Investment Grade Bond Funds	56.7%
Short-Term Funds	14.9%

VIP Freedom Lifetime Income® I Portfolio

Investments December 31, 2016

Showing Percentage of Net Assets

Domestic Equity Funds - 16.1%
	Shares	Value
Domestic Equity Funds - 16.1%
VIP Contrafund Portfolio Investor Class (a)	12,094	$399,233
VIP Equity-Income Portfolio Investor Class (a)	19,370	423,425
VIP Growth & Income Portfolio Investor Class (a)	24,072	483,127
VIP Growth Portfolio Investor Class (a)	6,782	400,697
VIP Mid Cap Portfolio Investor Class (a)	3,408	115,197
VIP Value Portfolio Investor Class (a)	21,214	312,052
VIP Value Strategies Portfolio Investor Class (a)	9,629	151,076
TOTAL DOMESTIC EQUITY FUNDS
(Cost $1,864,628)		2,284,807

International Equity Funds - 5.9%
Developed International Equity Funds - 4.7%
VIP Overseas Portfolio Investor Class (a)	37,999	674,479
Emerging Markets Equity Funds - 1.2%
VIP Emerging Markets Portfolio Investor Class (a)	20,100	167,232
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $878,624)		841,711

Bond Funds - 63.1%
High Yield Bond Funds - 5.1%
VIP High Income Portfolio Investor Class (a)	134,280	719,740
Investment Grade Bond Funds - 58.0%
VIP Investment Grade Bond Portfolio Investor Class (a)	652,755	8,218,190
TOTAL BOND FUNDS
(Cost $9,079,280)		8,937,930

Short-Term Funds - 14.9%
VIP Government Money Market Portfolio Investor Class 0.32% (a)(b)
(Cost $2,113,593)	2,113,593	2,113,593
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $13,936,125)		14,178,041
NET OTHER ASSETS (LIABILITIES) - 0.0%		20
NET ASSETS - 100%		$14,178,061

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
VIP Contrafund Portfolio Investor Class	$439,232	$105,754	$140,640	$2,919	$399,233
VIP Emerging Markets Portfolio Investor Class	182,251	40,901	63,028	760	167,232
VIP Equity-Income Portfolio Investor Class	463,448	98,930	175,129	8,899	423,425
VIP Government Money Market Portfolio Investor Class 0.32%	2,066,985	380,995	334,387	3,858	2,113,593
VIP Growth & Income Portfolio Investor Class	520,601	127,052	203,100	7,421	483,127
VIP Growth Portfolio Investor Class	457,143	101,179	118,067	--	400,697
VIP High Income Portfolio Investor Class	668,352	118,550	128,496	36,938	719,740
VIP Investment Grade Bond Portfolio Investor Class	7,475,949	1,620,641	1,026,898	194,160	8,218,190
VIP Mid Cap Portfolio Investor Class	125,620	31,736	48,662	489	115,197
VIP Overseas Portfolio Investor Class	740,146	160,091	181,428	9,647	674,479
VIP Value Portfolio Investor Class	334,079	58,845	114,729	3,020	312,052
VIP Value Strategies Portfolio Investor Class	161,638	35,416	60,660	1,535	151,076
Total	$13,635,444	$2,880,090	$2,595,224	$269,646	$14,178,041

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

VIP Freedom Lifetime Income® I Portfolio

Financial Statements

Statement of Assets and Liabilities

		December 31, 2016
Assets
Investment in securities, at value (cost $13,936,125) — See accompanying schedule		$14,178,041
Receivable for investments sold		234
Other receivables		19
Total assets		14,178,294
Liabilities
Payable for fund shares redeemed	$233
Total liabilities		233
Net Assets		$14,178,061
Net Assets consist of:
Paid in capital		$13,886,319
Accumulated undistributed net realized gain (loss) on investments		49,826
Net unrealized appreciation (depreciation) on investments		241,916
Net Assets, for 1,317,954 shares outstanding		$14,178,061
Net Asset Value, offering price and redemption price per share ($14,178,061 ÷ 1,317,954 shares)		$10.76

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended December 31, 2016
Investment Income
Income distributions from underlying funds		$269,646
Expenses
Independent trustees' fees and expenses	$65
Total expenses before reductions	65
Expense reductions	(65)	–
Net investment income (loss)		269,646
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	(48,064)
Capital gain distributions from underlying funds	158,542
Total net realized gain (loss)		110,478
Change in net unrealized appreciation (depreciation) on underlying funds		305,791
Net gain (loss)		416,269
Net increase (decrease) in net assets resulting from operations		$685,915

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended December 31, 2016	Year ended December 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$269,646	$293,442
Net realized gain (loss)	110,478	272,161
Change in net unrealized appreciation (depreciation)	305,791	(602,334)
Net increase (decrease) in net assets resulting from operations	685,915	(36,731)
Distributions to shareholders from net investment income	(271,204)	(293,803)
Distributions to shareholders from net realized gain	(256,261)	(113,181)
Total distributions	(527,465)	(406,984)
Share transactions
Proceeds from sales of shares	1,395,743	562,289
Reinvestment of distributions	527,465	406,984
Cost of shares redeemed	(1,539,041)	(1,553,484)
Net increase (decrease) in net assets resulting from share transactions	384,167	(584,211)
Total increase (decrease) in net assets	542,617	(1,027,926)
Net Assets
Beginning of period	13,635,444	14,663,370
End of period	$14,178,061	$13,635,444
Other Information
Undistributed net investment income end of period	$–	$582
Shares
Sold	129,750	50,508
Issued in reinvestment of distributions	50,452	37,852
Redeemed	(142,283)	(140,207)
Net increase (decrease)	37,919	(51,847)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — VIP Freedom Lifetime Income I Portfolio

Years ended December 31,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$10.65	$11.01	$10.95	$10.26	$9.65
Income from Investment Operations
Net investment income (loss)A	.21	.23	.21	.19	.20
Net realized and unrealized gain (loss)	.31	(.27)	.29	.83	.80
Total from investment operations	.52	(.04)	.50	1.02	1.00
Distributions from net investment income	(.21)	(.24)	(.20)	(.20)	(.20)
Distributions from net realized gain	(.20)	(.09)	(.25)	(.13)	(.19)
Total distributions	(.41)	(.32)B	(.44)C	(.33)	(.39)
Net asset value, end of period	$10.76	$10.65	$11.01	$10.95	$10.26
Total ReturnD,E	5.05%	(.35)%	4.68%	9.96%	10.42%
Ratios to Average Net AssetsF,G
Expenses before reductionsH	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any	-%	-%	-%	-%	-%
Expenses net of all reductions	-%	-%	-%	-%	-%
Net investment income (loss)	1.90%	2.05%	1.89%	1.81%	1.97%
Supplemental Data
Net assets, end of period (000 omitted)	$14,178	$13,635	$14,663	$12,991	$12,037
Portfolio turnover rateF	18%	12%	12%	22%	19%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.32 per share is comprised of distributions from net investment income of $.235 and distributions from net realized gain of $.088 per share.

 C Total distributions of $.44 per share is comprised of distributions from net investment income of $.196 and distributions from net realized gain of $.248 per share.

 D Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Amounts do not include the activity of the Underlying Funds.

 G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the underlying funds in which the Fund invests.

 H Amount represents less than .005%.

See accompanying notes which are an integral part of the financial statements.

VIP Freedom Lifetime Income® II Portfolio

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of December 31, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
VIP Investment Grade Bond Portfolio Investor Class	38.9	40.1
VIP Government Money Market Portfolio Investor Class 0.32%	10.9	10.5
VIP Overseas Portfolio Investor Class	9.7	9.1
VIP Growth & Income Portfolio Investor Class	7.0	6.8
VIP Equity-Income Portfolio Investor Class	6.1	6.1
VIP Growth Portfolio Investor Class	5.8	5.9
VIP Contrafund Portfolio Investor Class	5.8	5.8
VIP High Income Portfolio Investor Class	5.1	5.0
VIP Value Portfolio Investor Class	4.5	4.4
VIP Emerging Markets Portfolio Investor Class	2.4	2.5
	96.2	96.2

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	33.0%
Developed International Equity Funds	9.7%
Emerging Markets Equity Funds	2.4%
High Yield Bond Funds	5.1%
Investment Grade Bond Funds	38.9%
Short-Term Funds	10.9%

Six months ago
Domestic Equity Funds	32.8%
Developed International Equity Funds	9.1%
Emerging Markets Equity Funds	2.5%
High Yield Bond Funds	5.0%
Investment Grade Bond Funds	40.1%
Short-Term Funds	10.5%

VIP Freedom Lifetime Income® II Portfolio

Investments December 31, 2016

Showing Percentage of Net Assets

Domestic Equity Funds - 33.0%
	Shares	Value
Domestic Equity Funds - 33.0%
VIP Contrafund Portfolio Investor Class (a)	59,293	$1,957,270
VIP Equity-Income Portfolio Investor Class (a)	94,937	2,075,331
VIP Growth & Income Portfolio Investor Class (a)	117,982	2,367,908
VIP Growth Portfolio Investor Class (a)	33,261	1,965,053
VIP Mid Cap Portfolio Investor Class (a)	16,712	564,866
VIP Value Portfolio Investor Class (a)	103,989	1,529,673
VIP Value Strategies Portfolio Investor Class (a)	47,209	740,710
TOTAL DOMESTIC EQUITY FUNDS
(Cost $9,766,243)		11,200,811

International Equity Funds - 12.1%
Developed International Equity Funds - 9.7%
VIP Overseas Portfolio Investor Class (a)	185,024	3,284,173
Emerging Markets Equity Funds - 2.4%
VIP Emerging Markets Portfolio Investor Class (a)	97,865	814,237
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $4,355,905)		4,098,410

Bond Funds - 44.0%
High Yield Bond Funds - 5.1%
VIP High Income Portfolio Investor Class (a)	320,356	1,717,108
Investment Grade Bond Funds - 38.9%
VIP Investment Grade Bond Portfolio Investor Class (a)	1,047,074	13,182,658
TOTAL BOND FUNDS
(Cost $15,149,308)		14,899,766

Short-Term Funds - 10.9%
VIP Government Money Market Portfolio Investor Class 0.32% (a)(b)
(Cost $3,697,673)	3,697,673	3,697,673
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $32,969,129)		33,896,660
NET OTHER ASSETS (LIABILITIES) - 0.0%		35
NET ASSETS - 100%		$33,896,695

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
VIP Contrafund Portfolio Investor Class	$1,741,532	$508,292	$282,972	$14,306	$1,957,270
VIP Emerging Markets Portfolio Investor Class	722,744	223,111	156,395	3,702	814,237
VIP Equity-Income Portfolio Investor Class	1,836,484	496,611	415,074	43,619	2,075,331
VIP Government Money Market Portfolio Investor Class 0.32%	3,155,418	931,640	389,386	6,089	3,697,673
VIP Growth & Income Portfolio Investor Class	2,072,499	629,192	509,369	36,374	2,367,908
VIP Growth Portfolio Investor Class	1,811,176	508,428	202,530	--	1,965,053
VIP High Income Portfolio Investor Class	1,491,216	310,356	212,464	88,124	1,717,108
VIP Investment Grade Bond Portfolio Investor Class	12,114,868	2,610,817	1,771,145	311,326	13,182,658
VIP Mid Cap Portfolio Investor Class	497,802	157,339	120,670	2,397	564,866
VIP Overseas Portfolio Investor Class	2,933,427	934,618	397,876	46,971	3,284,173
VIP Value Portfolio Investor Class	1,329,719	325,288	270,821	14,802	1,529,673
VIP Value Strategies Portfolio Investor Class	640,635	193,464	156,199	7,526	740,710
Total	$30,347,520	$7,829,156	$4,884,901	$575,236	$33,896,660

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

VIP Freedom Lifetime Income® II Portfolio

Financial Statements

Statement of Assets and Liabilities

		December 31, 2016
Assets
Investment in securities, at value (cost $32,969,129) — See accompanying schedule		$33,896,660
Cash		2
Receivable for investments sold		559
Other receivables		33
Total assets		33,897,254
Liabilities
Payable for fund shares redeemed	$559
Total liabilities		559
Net Assets		$33,896,695
Net Assets consist of:
Paid in capital		$32,777,270
Accumulated undistributed net realized gain (loss) on investments		191,894
Net unrealized appreciation (depreciation) on investments		927,531
Net Assets, for 2,892,971 shares outstanding		$33,896,695
Net Asset Value, offering price and redemption price per share ($33,896,695 ÷ 2,892,971 shares)		$11.72

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended December 31, 2016
Investment Income
Income distributions from underlying funds		$575,236
Expenses
Independent trustees' fees and expenses	$140
Total expenses before reductions	140
Expense reductions	(140)	–
Net investment income (loss)		575,236
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	(199,641)
Capital gain distributions from underlying funds	626,948
Total net realized gain (loss)		427,307
Change in net unrealized appreciation (depreciation) on underlying funds		804,519
Net gain (loss)		1,231,826
Net increase (decrease) in net assets resulting from operations		$1,807,062

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended December 31, 2016	Year ended December 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$575,236	$616,196
Net realized gain (loss)	427,307	597,435
Change in net unrealized appreciation (depreciation)	804,519	(1,300,487)
Net increase (decrease) in net assets resulting from operations	1,807,062	(86,856)
Distributions to shareholders from net investment income	(579,748)	(615,872)
Distributions to shareholders from net realized gain	(527,727)	(67,280)
Total distributions	(1,107,475)	(683,152)
Share transactions
Proceeds from sales of shares	4,134,149	3,498,442
Reinvestment of distributions	1,107,475	683,152
Cost of shares redeemed	(2,392,038)	(2,595,069)
Net increase (decrease) in net assets resulting from share transactions	2,849,586	1,586,525
Total increase (decrease) in net assets	3,549,173	816,517
Net Assets
Beginning of period	30,347,522	29,531,005
End of period	$33,896,695	$30,347,522
Other Information
Undistributed net investment income end of period	$–	$326
Shares
Sold	354,202	293,574
Issued in reinvestment of distributions	98,848	59,250
Redeemed	(206,893)	(217,466)
Net increase (decrease)	246,157	135,358

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — VIP Freedom Lifetime Income II Portfolio

Years ended December 31,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$11.47	$11.76	$11.43	$10.36	$9.55
Income from Investment Operations
Net investment income (loss)A	.21	.24	.23	.20	.21
Net realized and unrealized gain (loss)	.44	(.27)	.35	1.12	.90
Total from investment operations	.65	(.03)	.58	1.32	1.11
Distributions from net investment income	(.20)	(.24)	(.21)	(.21)	(.21)
Distributions from net realized gain	(.20)	(.03)	(.04)	(.05)	(.09)
Total distributions	(.40)	(.26)B	(.25)	(.25)C	(.30)
Net asset value, end of period	$11.72	$11.47	$11.76	$11.43	$10.36
Total ReturnD,E	5.90%	(.23)%	5.06%	12.76%	11.60%
Ratios to Average Net AssetsF,G
Expenses before reductionsH	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any	-%	-%	-%	-%	-%
Expenses net of all reductions	-%	-%	-%	-%	-%
Net investment income (loss)	1.84%	2.06%	1.97%	1.86%	2.06%
Supplemental Data
Net assets, end of period (000 omitted)	$33,897	$30,348	$29,531	$23,071	$19,722
Portfolio turnover rateF	16%	14%	9%	13%	25%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.26 per share is comprised of distributions from net investment income of $.238 and distributions from net realized gain of $.026 per share.

 C Total distributions of $.25 per share is comprised of distributions from net investment income of $.206 and distributions from net realized gain of $.045 per share.

 D Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Amounts do not include the activity of the Underlying Funds.

 G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the underlying funds in which the Fund invests.

 H Amount represents less than .005%.

See accompanying notes which are an integral part of the financial statements.

VIP Freedom Lifetime Income® III Portfolio

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of December 31, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
VIP Investment Grade Bond Portfolio Investor Class	28.1	27.5
VIP Overseas Portfolio Investor Class	13.4	13.0
VIP Growth & Income Portfolio Investor Class	9.7	9.8
VIP Equity-Income Portfolio Investor Class	8.5	8.7
VIP Growth Portfolio Investor Class	8.0	8.5
VIP Contrafund Portfolio Investor Class	8.0	8.3
VIP High Income Portfolio Investor Class	7.1	7.3
VIP Value Portfolio Investor Class	6.3	6.3
VIP Emerging Markets Portfolio Investor Class	3.4	3.6
VIP Value Strategies Portfolio Investor Class	3.0	3.0
	95.5	96.0

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	45.8%
Developed International Equity Funds	13.4%
Emerging Markets Equity Funds	3.4%
High Yield Bond Funds	7.1%
Investment Grade Bond Funds	28.1%
Short-Term Funds	2.2%

Six months ago
Domestic Equity Funds	47.0%
Developed International Equity Funds	13.0%
Emerging Markets Equity Funds	3.6%
High Yield Bond Funds	7.3%
Investment Grade Bond Funds	27.5%
Short-Term Funds	1.6%

VIP Freedom Lifetime Income® III Portfolio

Investments December 31, 2016

Showing Percentage of Net Assets

Domestic Equity Funds - 45.8%
	Shares	Value
Domestic Equity Funds - 45.8%
VIP Contrafund Portfolio Investor Class (a)	68,066	$2,246,867
VIP Equity-Income Portfolio Investor Class (a)	108,975	2,382,199
VIP Growth & Income Portfolio Investor Class (a)	135,428	2,718,041
VIP Growth Portfolio Investor Class (a)	38,190	2,256,268
VIP Mid Cap Portfolio Investor Class (a)	19,186	648,479
VIP Value Portfolio Investor Class (a)	119,362	1,755,819
VIP Value Strategies Portfolio Investor Class (a)	54,193	850,287
TOTAL DOMESTIC EQUITY FUNDS
(Cost $11,592,371)		12,857,960

International Equity Funds - 16.8%
Developed International Equity Funds - 13.4%
VIP Overseas Portfolio Investor Class (a)	212,473	3,771,393
Emerging Markets Equity Funds - 3.4%
VIP Emerging Markets Portfolio Investor Class (a)	112,409	935,244
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $4,939,722)		4,706,637

Bond Funds - 35.2%
High Yield Bond Funds - 7.1%
VIP High Income Portfolio Investor Class (a)	372,842	1,998,435
Investment Grade Bond Funds - 28.1%
VIP Investment Grade Bond Portfolio Investor Class (a)	626,221	7,884,126
TOTAL BOND FUNDS
(Cost $10,098,866)		9,882,561

Short-Term Funds - 2.2%
VIP Government Money Market Portfolio Investor Class 0.32% (a)(b)
(Cost $633,736)	633,736	633,736
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $27,264,695)		28,080,894
NET OTHER ASSETS (LIABILITIES) - 0.0%		6
NET ASSETS - 100%		$28,080,900

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
VIP Contrafund Portfolio Investor Class	$1,766,556	$757,527	$288,153	$16,308	$2,246,867
VIP Emerging Markets Portfolio Investor Class	734,136	339,099	160,257	4,222	935,244
VIP Equity-Income Portfolio Investor Class	1,864,411	763,067	438,022	49,720	2,382,199
VIP Government Money Market Portfolio Investor Class 0.32%	279,914	379,653	25,831	848	633,736
VIP Growth & Income Portfolio Investor Class	2,102,822	909,693	516,363	41,461	2,718,041
VIP Growth Portfolio Investor Class	1,837,663	779,914	218,540	--	2,256,268
VIP High Income Portfolio Investor Class	1,520,831	604,500	267,763	101,840	1,998,435
VIP Investment Grade Bond Portfolio Investor Class	5,590,216	2,986,664	755,973	184,013	7,884,126
VIP Mid Cap Portfolio Investor Class	505,543	224,879	121,968	2,731	648,479
VIP Overseas Portfolio Investor Class	2,977,503	1,364,713	365,565	53,558	3,771,393
VIP Value Portfolio Investor Class	1,349,315	505,469	267,056	16,874	1,755,819
VIP Value Strategies Portfolio Investor Class	650,916	283,189	156,835	8,578	850,287
Total	$21,179,826	$9,898,367	$3,582,326	$480,153	$28,080,894

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

VIP Freedom Lifetime Income® III Portfolio

Financial Statements

Statement of Assets and Liabilities

		December 31, 2016
Assets
Investment in securities, at value (cost $27,264,695) — See accompanying schedule		$28,080,894
Receivable for investments sold		463
Other receivables		6
Total assets		28,081,363
Liabilities
Payable for fund shares redeemed	$463
Total liabilities		463
Net Assets		$28,080,900
Net Assets consist of:
Paid in capital		$26,921,536
Accumulated undistributed net realized gain (loss) on investments		343,165
Net unrealized appreciation (depreciation) on investments		816,199
Net Assets, for 2,381,644 shares outstanding		$28,080,900
Net Asset Value, offering price and redemption price per share ($28,080,900 ÷ 2,381,644 shares)		$11.79

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended December 31, 2016
Investment Income
Income distributions from underlying funds		$480,153
Expenses
Independent trustees' fees and expenses	$109
Total expenses before reductions	109
Expense reductions	(109)	–
Net investment income (loss)		480,153
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	(115,721)
Capital gain distributions from underlying funds	629,210
Total net realized gain (loss)		513,489
Change in net unrealized appreciation (depreciation) on underlying funds		700,735
Net gain (loss)		1,214,224
Net increase (decrease) in net assets resulting from operations		$1,694,377

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended December 31, 2016	Year ended December 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$480,153	$432,308
Net realized gain (loss)	513,489	634,303
Change in net unrealized appreciation (depreciation)	700,735	(1,097,228)
Net increase (decrease) in net assets resulting from operations	1,694,377	(30,617)
Distributions to shareholders from net investment income	(481,855)	(433,328)
Distributions to shareholders from net realized gain	(622,404)	(80,775)
Total distributions	(1,104,259)	(514,103)
Share transactions
Proceeds from sales of shares	6,572,340	5,690,316
Reinvestment of distributions	1,104,259	514,103
Cost of shares redeemed	(1,365,643)	(1,516,869)
Net increase (decrease) in net assets resulting from share transactions	6,310,956	4,687,550
Total increase (decrease) in net assets	6,901,074	4,142,830
Net Assets
Beginning of period	21,179,826	17,036,996
End of period	$28,080,900	$21,179,826
Other Information
Shares
Sold	572,132	478,113
Issued in reinvestment of distributions	100,721	43,907
Redeemed	(118,190)	(125,385)
Net increase (decrease)	554,663	396,635

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — VIP Freedom Lifetime Income III Portfolio

Years ended December 31,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$11.59	$11.91	$11.74	$9.99	$8.92
Income from Investment Operations
Net investment income (loss)A	.23	.27	.25	.23	.23
Net realized and unrealized gain (loss)	.51	(.30)	.37	1.81	1.12
Total from investment operations	.74	(.03)	.62	2.04	1.35
Distributions from net investment income	(.21)	(.24)	(.22)	(.20)	(.22)
Distributions from net realized gain	(.33)	(.05)	(.23)	(.09)	(.07)
Total distributions	(.54)	(.29)	(.45)	(.29)	(.28)B
Net asset value, end of period	$11.79	$11.59	$11.91	$11.74	$9.99
Total ReturnC,D	6.83%	(.27)%	5.30%	20.43%	15.20%
Ratios to Average Net AssetsE,F
Expenses before reductionsG	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any	-%	-%	-%	-%	-%
Expenses net of all reductions	-%	-%	-%	-%	-%
Net investment income (loss)	1.95%	2.23%	2.07%	2.07%	2.34%
Supplemental Data
Net assets, end of period (000 omitted)	$28,081	$21,180	$17,037	$12,661	$8,319
Portfolio turnover rateE	15%	12%	18%	19%	20%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.28 per share is comprised of distributions from net investment income of $.218 and distributions from net realized gain of $.065 per share.

 C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the underlying funds in which the Fund invests.

 G Amount represents less than .005%.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended December 31, 2016

1. Organization.

VIP Freedom Lifetime Income I Portfolio, VIP Freedom Lifetime Income II Portfolio, and VIP Freedom Lifetime Income III Portfolio (the Funds) are funds of Variable Insurance Products Fund V (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Each Fund is authorized to issue an unlimited number of shares. The Funds invest primarily in a combination of other VIP equity, bond, and short-term funds (the Underlying Funds) managed by Fidelity Management & Research Company (FMR). Shares of each Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from the Underlying Funds, if any, are recorded on the ex-dividend date.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of each Fund and do not include any expenses associated with the Underlying Funds. Although not included in each Fund's expenses, each Fund indirectly bears its proportionate share of the Underlying Funds' expenses through the impact of these expenses on each Underlying Fund's NAV. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of December 31, 2016, each Fund did not have any unrecognized tax benefits in the financial statements; nor is each Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to short-term gain distributions from the Underlying Funds and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation) on securities
VIP Freedom Lifetime Income I	$14,006,636	$515,630	$(344,225)	$171,405
VIP Freedom Lifetime Income II	33,188,161	1,696,702	(988,203)	708,499
VIP Freedom Lifetime Income III	27,489,247	1,567,481	(975,834)	591,647

The tax-based components of distributable earnings as of period end were as follows for each Fund:

	Undistributed long-term capital gain	Net unrealized appreciation (depreciation) on securities and other investments
VIP Freedom Lifetime Income I	$120,337	$171,405
VIP Freedom Lifetime Income II	410,927	708,499
VIP Freedom Lifetime Income III	567,717	591,647

The tax character of distributions paid was as follows:

December 31, 2016
	Ordinary Income	Long-term Capital Gains	Total
VIP Freedom Lifetime Income I	$285,411	$242,054	$527,465
VIP Freedom Lifetime Income II	599,641	507,834	1,107,475
VIP Freedom Lifetime Income III	502,907	601,352	1,104,259

December 31, 2015
	Ordinary Income	Long-term Capital Gains	Total
VIP Freedom Lifetime Income I	$326,450	$80,534	$406,984
VIP Freedom Lifetime Income II	683,152	–	683,152
VIP Freedom Lifetime Income III	500,830	13,273	514,103

3. Purchases and Redemptions of Underlying Fund Shares.

Purchases and redemptions of the Underlying Fund shares are noted in the table below.

	Purchases ($)	Redemptions ($)
VIP Freedom Lifetime Income I	2,880,090	2,595,224
VIP Freedom Lifetime Income II	7,829,156	4,884,901
VIP Freedom Lifetime Income III	9,898,367	3,582,326

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR Co., Inc. (the investment adviser), an affiliate of FMR, provides the Funds with investment management related services. The Funds do not pay any fees for these services.

Other Transactions. The investment adviser has entered into an administration agreement with FMR under which FMR provides management and administrative services (other than investment advisory services) necessary for the operation of each Fund. Pursuant to this agreement, FMR pays all expenses of each Fund, excluding compensation of the independent Trustees and certain other expenses such as interest expense. FMR also contracts with other Fidelity companies to perform the services necessary for the operation of each Fund. The Funds do not pay any fees for these services.

5. Expense Reductions.

FMR voluntarily agreed to reimburse each Fund to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

The following Funds were in reimbursement during the period:

	Expense Limitations	Reimbursement
VIP Freedom Lifetime Income I	-%	$65
VIP Freedom Lifetime Income II	-%	$140
VIP Freedom Lifetime Income III	-%	$109

6. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were the owners of record of all the outstanding shares of the Funds.

Report of Independent Registered Public Accounting Firm

To the Trustees of Variable Insurance Products Fund V and the Shareholders of VIP Freedom Lifetime Income I Portfolio, VIP Freedom Lifetime Income II Portfolio and VIP Freedom Lifetime Income III Portfolio:

We have audited the accompanying statements of assets and liabilities of VIP Freedom Lifetime Income I Portfolio, VIP Freedom Lifetime Income II Portfolio and VIP Freedom Lifetime III Portfolio (the Funds), each a fund of the Variable Insurance Products Fund V, including the schedules of investments, as of December 31, 2016, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2016, by correspondence with the custodians. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of VIP Freedom Lifetime Income I Portfolio, VIP Freedom Lifetime Income II Portfolio and VIP Freedom Lifetime III Portfolio as of December 31, 2016, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts
February 17, 2017

Trustees and Officers

The Trustees, Members of the Advisory Board (if any), and officers of the trust and funds, as applicable, are listed below. The Board of Trustees governs each fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each fund's activities, review contractual arrangements with companies that provide services to each fund, oversee management of the risks associated with such activities and contractual arrangements, and review each fund's performance.  If the interests of a fund and an underlying Fidelity® fund were to diverge, a conflict of interest could arise and affect how the Trustees and Members of the Advisory Board fulfill their fiduciary duties to the affected funds.  FMRC has structured the funds to avoid these potential conflicts, although there may be situations where a conflict of interest is unavoidable. In such instances, FMRC, the Trustees, and Members of the Advisory Board would take reasonable steps to minimize and, if possible, eliminate the conflict.  Each of the Trustees oversees 243 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the funds is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs.  The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Each fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing each fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the funds, is provided below.

Board Structure and Oversight Function. Abigail P. Johnson is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the funds. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Marie L. Knowles serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The funds' Board oversees Fidelity's investment-grade bond, money market, asset allocation and certain equity funds, and other Boards oversee Fidelity's high income, sector and other equity funds. The asset allocation funds may invest in Fidelity® funds that are overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, each fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the funds' activities and associated risks.  The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the funds' business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the funds are carried out by or through FMR, its affiliates, and other service providers, the funds' exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the funds' activities, oversight is exercised primarily through the Operations and Audit Committees.  In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board.  Appropriate personnel, including but not limited to the funds' Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the funds' Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Abigail P. Johnson (1961)

Year of Election or Appointment: 2009

Trustee

Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity® funds. Ms. Johnson serves as Chairman (2016-present), Chief Executive Officer (2014-present), and Director (2007-present) of FMR LLC (diversified financial services company), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (investment adviser firm, 2011-present) and Chairman and Director of FMR (investment adviser firm, 2011-present). Previously, Ms. Johnson served as Vice Chairman (2007-2016) and President (2013-2016) of FMR LLC, President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc. (investment adviser firm), and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity® funds (2001-2005), and managed a number of Fidelity® funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

Jennifer Toolin McAuliffe (1959)

Year of Election or Appointment: 2016

Trustee

Ms. McAuliffe also serves as Trustee of other Fidelity® funds. Ms. McAuliffe previously served as a Member of the Advisory Board of certain Fidelity® funds (2016) and as Co-Head of Fixed Income of Fidelity Investments Limited (now known as FIL Limited (FIL)) (diversified financial services company). Earlier roles at FIL included Director of Research for FIL’s credit and quantitative teams in London, Hong Kong and Tokyo. Ms. McAuliffe also was the Director of Research for taxable and municipal bonds at Fidelity Investments Money Management, Inc. Ms. McAuliffe is also a director or trustee of several not-for-profit entities.

 * Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for each fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Elizabeth S. Acton (1951)

Year of Election or Appointment: 2013

Trustee

Ms. Acton also serves as Trustee of other Fidelity® funds. Prior to her retirement in April 2012, Ms. Acton was Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011), and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board of Directors and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present). Previously, Ms. Acton served as a Member of the Advisory Board of certain Fidelity® funds (2013-2016).

John Engler (1948)

Year of Election or Appointment: 2014

Trustee

Mr. Engler also serves as Trustee of other Fidelity® funds. He serves as president of the Business Roundtable (2011-present), and on the board of directors for Universal Forest Products (manufacturer and distributor of wood and wood-alternative products, 2003-present) and K12 Inc. (technology-based education company, 2012-present). Previously, Mr. Engler served as a Member of the Advisory Board of certain Fidelity® funds (2014-2016), a trustee of The Munder Funds (2003-2014), president and CEO of the National Association of Manufacturers (2004-2011), member of the Board of Trustees of the Annie E. Casey Foundation (2004-2015), and as governor of Michigan (1991-2003). He is a past chairman of the National Governors Association.

Albert R. Gamper, Jr. (1942)

Year of Election or Appointment: 2007

Trustee

Mr. Gamper also serves as Trustee of other Fidelity® funds. Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), and Member of the Board of Trustees of Barnabas Health Care System (1997-present). Previously, Mr. Gamper served as Chairman (2012-2015) and Vice Chairman (2011-2012) of the Independent Trustees of certain Fidelity® funds and as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (1951)

Year of Election or Appointment: 2010

Trustee

Mr. Gartland also serves as Trustee of other Fidelity® funds. Mr. Gartland is Chairman and an investor in Gartland & Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (1947)

Year of Election or Appointment: 2008

Trustee

Vice Chairman of the Independent Trustees

Mr. Johnson also serves as Trustee of other Fidelity® funds. Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation plc (diversified power management, 2009-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008), AGL Resources, Inc. (holding company, 2002-2016), and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)

Year of Election or Appointment: 2009

Trustee

Mr. Kenneally also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management. Before joining Credit Suisse, he was an Executive Vice President and Chief Investment Officer for Bank of America Corporation. Earlier roles at Bank of America included Director of Research, Senior Portfolio Manager and Research Analyst, and Mr. Kenneally was awarded the Chartered Financial Analyst (CFA) designation in 1991.

Marie L. Knowles (1946)

Year of Election or Appointment: 2001

Trustee

Chairman of the Independent Trustees

Ms. Knowles also serves as Trustee of other Fidelity® funds. Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company (pipeline and tanker operations). Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is a member of the Board of the Santa Catalina Island Company (real estate, 2009-present). Ms. Knowles is a Member of the Investment Company Institute Board of Governors and a Member of the Governing Council of the Independent Directors Council (2014-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007), URS Corporation (engineering and construction, 2000-2003) and America West (airline, 1999-2002). Ms. Knowles previously served as Vice Chairman of the Independent Trustees of certain Fidelity® funds (2012-2015).

Mark A. Murray (1954)

Year of Election or Appointment: 2016

Trustee

Mr. Murray also serves as Trustee of other Fidelity® funds. Mr. Murray is Vice Chairman (2013-present) of Meijer, Inc. (regional retail chain). Previously, Mr. Murray served as a Member of the Advisory Board of certain Fidelity® funds (2016) and as Co-Chief Executive Officer (2013-2016) and President (2006-2013) of Meijer, Inc. Mr. Murray serves as a member of the Board of Directors and Nuclear Review and Public Policy and Responsibility Committees of DTE Energy Company (diversified energy company, 2009-present). Mr. Murray also serves as a member of the Board of Directors of Spectrum Health (not-for-profit health system, 2015-present). Mr. Murray previously served as President of Grand Valley State University (2001-2006), Treasurer for the State of Michigan (1999-2001), Vice President of Finance and Administration for Michigan State University (1998-1999), and a member of the Board of Directors and Audit Committee and Chairman of the Nominating and Corporate Governance Committee of Universal Forest Products, Inc. (manufacturer and distributor of wood and wood-alternative products, 2004-2016). Mr. Murray is also a director or trustee of many community and professional organizations.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for each fund.

Advisory Board Members and Officers:

Correspondence intended for an officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Marc R. Bryant (1966)

Year of Election or Appointment: 2015

Secretary and Chief Legal Officer (CLO)

Mr. Bryant also serves as Secretary and CLO of other funds. Mr. Bryant serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company (investment adviser firm, 2015-present) and FMR Co., Inc. (investment adviser firm, 2015-present); Secretary of Fidelity SelectCo, LLC (investment adviser firm, 2015-present) and Fidelity Investments Money Management, Inc. (investment adviser firm, 2015-present); and CLO of Fidelity Management & Research (Hong Kong) Limited and FMR Investment Management (UK) Limited (investment adviser firms, 2015-present) and Fidelity Management & Research (Japan) Limited (investment adviser firm, 2016-present). He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company). Previously, Mr. Bryant served as Secretary and CLO of Fidelity Rutland Square Trust II (2010-2014) and Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds (2013-2015). Prior to joining Fidelity Investments, Mr. Bryant served as a Senior Vice President and the Head of Global Retail Legal for AllianceBernstein L.P. (2006-2010), and as the General Counsel for ProFund Advisors LLC (2001-2006).

Jeffrey S. Christian (1961)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Christian also serves as Assistant Treasurer of other funds. Mr. Christian is an employee of Fidelity Investments (2003-present).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds, and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Adrien E. Deberghes (1967)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2016-present) and is an employee of Fidelity Investments (2008-present). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005). Previously, Mr. Deberghes served in other fund officer roles.

Stephanie J. Dorsey (1969)

Year of Election or Appointment: 2013

President and Treasurer

Ms. Dorsey also serves as an officer of other funds. She is an employee of Fidelity Investments (2008-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Howard J. Galligan III (1966)

Year of Election or Appointment: 2014

Chief Financial Officer

Mr. Galligan also serves as Chief Financial Officer of other funds. Mr. Galligan serves as President of Fidelity Pricing and Cash Management Services (FPCMS) (2014-present) and as a Director of Strategic Advisers, Inc. (investment adviser firm, 2008-present). Previously, Mr. Galligan served as Chief Administrative Officer of Asset Management (2011-2014) and Chief Operating Officer and Senior Vice President of Investment Support for Strategic Advisers, Inc. (2003-2011).

Scott C. Goebel (1968)

Year of Election or Appointment: 2015

Vice President

Mr. Goebel serves as Vice President of other funds and is an employee of Fidelity Investments (2001-present). Previously, Mr. Goebel served as Senior Vice President of Fidelity Management & Research Company (FMR) (investment adviser firm, 2016), Secretary of Fidelity SelectCo, LLC (investment adviser firm, 2013-2015), Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2010-2015), and Fidelity Research and Analysis Company (FRAC) (investment adviser firm, 2010-2015); General Counsel, Secretary, and Senior Vice President of FMR (investment adviser firm, 2008-2015) and FMR Co., Inc. (investment adviser firm, 2008-2015); Assistant Secretary of Fidelity Management & Research (Japan) Limited (investment adviser firm, 2008-2015) and Fidelity Management & Research (U.K.) Inc. (investment adviser firm, 2008-2015); Chief Legal Officer (CLO) of Fidelity Management & Research (Hong Kong) Limited (investment adviser firm, 2008-2015); Secretary and CLO of certain Fidelity® funds (2008-2015); Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and certain funds (2007-2008); and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

Colm A. Hogan (1973)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan is an employee of Fidelity Investments (2005-present).

Chris Maher (1972)

Year of Election or Appointment: 2013

Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

John B. McGinty, Jr. (1962)

Year of Election or Appointment: 2016

Chief Compliance Officer

Mr. McGinty also serves as Chief Compliance Officer of other funds. Mr. McGinty is Senior Vice President of Asset Management Compliance for Fidelity Investments and is an employee of Fidelity Investments (2016-present). Mr. McGinty previously served as Vice President, Senior Attorney at Eaton Vance Management (investment management firm, 2015-2016), and prior to Eaton Vance as global CCO for all firm operations and registered investment companies at GMO LLC (investment management firm, 2009-2015). Before joining GMO LLC, Mr. McGinty served as Senior Vice President, Deputy General Counsel for Fidelity Investments (2007-2009).

John F. Papandrea (1972)

Year of Election or Appointment: 2016

Anti-Money Laundering (AML) Officer

Mr. Papandrea also serves as AML Officer of other funds. Mr. Papandrea is Vice President of FMR LLC (diversified financial services company, 2008-present) and is an employee of Fidelity Investments (2005-present).

Jason P. Pogorelec (1975)

Year of Election or Appointment: 2015

Assistant Secretary

Mr. Pogorelec also serves as Assistant Secretary of other funds. Mr. Pogorelec serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2006-present).

Nancy D. Prior (1967)

Year of Election or Appointment: 2014

Vice President

Ms. Prior also serves as Vice President of other funds. Ms. Prior serves as a Director of FMR Investment Management (UK) Limited (investment adviser firm, 2015-present), President (2016-present) and Director (2014-present) of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm), President, Fixed Income (2014-present), Vice Chairman of FIAM LLC (investment adviser firm, 2014-present), and is an employee of Fidelity Investments (2002-present). Previously, Ms. Prior served as Vice President of Fidelity's Money Market Funds (2012-2014), President, Money Market and Short Duration Bond Group of Fidelity Management & Research (FMR) (investment adviser firm, 2013-2014), President, Money Market Group of FMR (2011-2013), Managing Director of Research (2009-2011), Senior Vice President and Deputy General Counsel (2007-2009), and Assistant Secretary of certain Fidelity® funds (2008-2009).

Stacie M. Smith (1974)

Year of Election or Appointment: 2013

Assistant Treasurer

Ms. Smith also serves as an officer of other funds. She is an employee of Fidelity Investments (2009-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Deputy Treasurer of certain Fidelity® funds (2013-2016).

Marc L. Spector (1972)

Year of Election or Appointment: 2016

Deputy Treasurer

Mr. Spector also serves as an officer of other funds. Mr. Spector is an employee of Fidelity Investments (2016-present). Prior to joining Fidelity Investments, Mr. Spector served as Director at the Siegfried Group (accounting firm, 2013-2016), and prior to Siegfried Group as audit senior manager at Deloitte & Touche (accounting firm, 2005-2013).

Renee Stagnone (1975)

Year of Election or Appointment: 2016

Assistant Treasurer

Ms. Stagnone also serves as an officer of other funds. Ms. Stagnone is an employee of Fidelity Investments (1997-present). Previously, Ms. Stagnone served as Deputy Treasurer of certain Fidelity® funds (2013-2016).

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2016 to December 31, 2016).

Actual Expenses

The first line of the accompanying table for each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, each Fund, as a shareholder in underlying Fidelity Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Funds. These fees and expenses are not included in each Fund's annualized expense ratio used to calculate the expense estimates in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each fund provides information about hypothetical account values and hypothetical expenses based on a fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, each Fund, as a shareholder in underlying Fidelity Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Funds. These fees and expenses are not included in each Fund's annualized expense ratio used to calculate the expense estimates in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value July 1, 2016	Ending Account Value December 31, 2016	Expenses Paid During Period-B July 1, 2016 to December 31, 2016
VIP Freedom Lifetime Income I	- %
Actual		$1,000.00	$1,013.90	$-
Hypothetical-C		$1,000.00	$1,025.14	$-
VIP Freedom Lifetime Income II	- %
Actual		$1,000.00	$1,032.10	$-
Hypothetical-C		$1,000.00	$1,025.14	$-
VIP Freedom Lifetime Income III	- %
Actual		$1,000.00	$1,047.50	$-
Hypothetical-C		$1,000.00	$1,025.14	$-

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Funds in which each Fund invests are not included in each Fund's annualized expense ratio.

 C 5% return per year before expenses

Distributions (Unaudited)

The Board of Trustees of each fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities:

	Pay Date	Record Date	Capital Gains
VIP Freedom Lifetime Income I	02/10/2017	02/10/2017	$0.094
VIP Freedom Lifetime Income II	02/10/2017	02/10/2017	$0.145
VIP Freedom Lifetime Income III	02/10/2017	02/10/2017	$0.234

The funds hereby designate as capital gain dividends the amounts noted below for the taxable year ended December 31, 2016, or, if subsequently determined to be different, the net capital gain of such year.

VIP Freedom Lifetime Income I	$122,191
VIP Freedom Lifetime Income II	$419,173
VIP Freedom Lifetime Income III	$574,343

A percentage of the dividends distributed during the fiscal year for the following funds were derived from interest on U.S. Government securities which is generally exempt from state income tax:

VIP Freedom Lifetime Income I	3.44%
VIP Freedom Lifetime Income II	1.99%
VIP Freedom Lifetime Income III	1.09%

A percentage of the dividends distributed during the fiscal year for the following funds qualify for the dividends–received deduction for corporate shareholders:

VIP Freedom Lifetime Income I
February 2016	4%
December 2016	9%
VIP Freedom Lifetime Income II
December 2016	21%
VIP Freedom Lifetime Income III
December 2016	29%

The amounts per share which represent income derived from sources within, and taxes paid to, foreign countries or possessions of the United States are as follows:

	Pay Date	Income	Taxes
VIP Freedom Lifetime Income I	12/29/2016	$0.0100	$0.0010
VIP Freedom Lifetime Income II	12/29/2016	$0.0220	$0.0022
VIP Freedom Lifetime Income III	12/29/2016	$0.0305	$0.0030

Board Approval of Investment Advisory Contracts and Management Fees

VIP Freedom Lifetime Income Funds

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract (the Advisory Contract) with FMR Co., Inc. (FMRC), an affiliate of Fidelity Management & Research Company (FMR), and the administration agreement between FMRC and FMR for each fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts and administration agreements throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of each fund's Advisory Contract and administration agreement, including the services and support provided to each fund and its shareholders. The Board has established four standing committees (Committees) — Operations, Audit, Fair Valuation, and Governance and Nominating — each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of each fund's Advisory Contract and administration agreement. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of each fund's Advisory Contract and administration agreement. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts and administration agreements. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2016 meeting, the Board unanimously determined to renew each fund's Advisory Contract and administration agreement. In reaching its determination, the Board considered all factors it believed relevant and reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contract was in the best interests of each fund and its shareholders and that the fact that no fees are payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. In reaching its determination, the Board was aware that shareholders of each fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that each fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in that fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the funds, including the backgrounds of investment personnel of FMRC, and also considered the funds' investment objectives, strategies, and related investment philosophies. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups with responsibility for the underlying Fidelity funds in which each fund invests. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of each fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by Fidelity under the Advisory Contract and under separate agreements covering administration, transfer agency, and pricing and bookkeeping services for each fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, each fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to investment research and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs; (iv) broadening eligibility requirements for certain lower-priced share classes of, and streamlining the fee structure for, certain existing equity index funds; (v) lowering expense caps for certain existing funds and classes to reduce expenses paid by shareholders; (vi) eliminating redemption fees for certain variable insurance product funds and classes; (vii) continuing to launch dedicated lower cost underlying funds to meet portfolio construction needs related to expanding underlying fund options for Fidelity funds of funds, specifically for the Freedom Fund product lines; (viii) launching a lower cost share class for use by the Freedom Index Fund product line; (ix) rationalizing product lines and gaining increased efficiencies through fund mergers and share class consolidations; (x) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; (xi) implementing investment enhancements to further strengthen Fidelity's target date product line to increase investors' probability of success in achieving their goals; (xii) accelerating the conversion of all remaining Class B shares to Class A shares, which have a lower expense structure; and (xiii) implementing changes to Fidelity's money market fund product line in response to recent regulatory reforms.

Investment Performance.  The Board considered whether each fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions with representatives of the investment adviser about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for each fund for different time periods, measured against one or more securities market indices, including a customized blended index representative of the fund's asset classes (each a "benchmark index") and a peer group of funds with similar objectives ("peer group"), if any. In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds for specific time periods and discussed with the investment adviser the reasons for such underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on gross performance (before fees and expenses, including acquired fund fees and expenses, but after transaction costs, if any) compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and on net performance (after fees and expenses, including acquired fund fees and expenses) compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; the extent to which particular underlying funds affected performance; and fund cash flows and other factors. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for each fund and an appropriate benchmark index for the most recent one-, three-, and five-year periods.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to each fund under the Advisory Contracts should continue to benefit the shareholders of each fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board noted that the funds do not pay FMRC a management fee for investment advisory services, and that each fund bears indirectly the fees and expenses, including the management fees, paid by the underlying Fidelity funds in which it invests. The Board considered each fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month periods shown in basis points (BP) in the charts below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than a fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than a fund. The funds' actual TMG %s and the number of funds in the Total Mapped Group are in the charts below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which a fund's management fee rate ranked, is also included in the charts and considered by the Board.

VIP Freedom Lifetime Income I Portfolio

VIP Freedom Lifetime Income II Portfolio

VIP Freedom Lifetime Income III Portfolio

The Board noted that each fund's management fee rate of 0.00% ranked below the median of its Total Mapped Group and below the median of its ASPG for 2015. The Board further noted that many peer funds pay fund-level expenses, including management fees, to which the funds are not subject.

The Board noted that, in 2014, the ad hoc Committee on Group Fee was formed by it and the boards of other Fidelity funds to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures, and that while the funds do not pay a management fee, they indirectly bear a portion of the management fees paid by the Fidelity funds in which they invest, some of which are subject to the group fee. The Committee's focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component (such as the funds) and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

Based on its review, the Board concluded that each fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of each fund's total expense ratio, the Board considered that the funds do not pay transfer agent fees. Instead, the applicable class of each underlying Fidelity fund bears its pro rata portion of each fund's transfer agent fee according to the percentage of each fund's assets invested in that underlying fund. The Board further noted that FMR pays all other expenses of each fund, with limited exceptions, pursuant to the administration agreement between FMRC and FMR with respect to each fund.

The Board noted that each fund's total expense ratio ranked below the competitive median for 2015.

In considering each fund's total expense ratio, the Board also considered an alternative competitive analysis that included both top level (i.e., direct) fund fees and acquired fund fees and expenses for the fund and the other funds and classes to which it is compared. The Board noted that, under this alternative competitive analysis, each fund's total expense ratio ranked below the competitive median for 2015.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that an ad hoc joint committee created by it and the boards of other Fidelity funds periodically (most recently in 2013) reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that each fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the level of Fidelity's profits in respect of all the Fidelity funds, including the Fidelity funds in which the funds invest.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the funds' business.

The Board concluded that the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund were not relevant to the renewal of each fund's Advisory Contract because the funds do not pay management fees and FMR pays all other expenses of each fund, with limited exceptions.

Economies of Scale.  The Board concluded that because the funds do not pay management fees and FMR pays all other expenses of each fund, with limited exceptions, economies of scale cannot be realized by the funds, but may be realized by the other Fidelity funds in which each fund invests, many of which may benefit from breakpoints under the group fee arrangement.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds; (v) Fidelity's voluntary waiver of its fees to maintain minimum yields for certain money market funds and classes as well as contractual waivers in place for certain funds; (vi) the methodology with respect to competitive fund data and peer group classifications; (vii) Fidelity's transfer agent fee, expense, and service structures for different funds and classes relative to competitive trends, and the impact of the increased use of omnibus accounts; (viii) Fidelity's long-term expectations for its offerings in the workplace investing channel; (ix) new developments in the retail and institutional marketplaces; (x) the approach to considering "fall-out" benefits; and (xi) the impact of money market reform on Fidelity's money market funds, including with respect to costs and profitability. In addition, the Board considered its discussions with Fidelity throughout the year regarding enhanced information security initiatives and the funds' fair valuation policies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee structures are fair and reasonable, and that each fund's Advisory Contract should be renewed.

VIPFLI-ANN-0217
1.816199.111

Fidelity® Variable Insurance Products:
Investor Freedom® Funds - Income, 2005, 2010, 2015, 2020, 2025, 2030

Investor Freedom Income® Portfolio

Investor Freedom® 2005 Portfolio

Investor Freedom® 2010 Portfolio

Investor Freedom® 2015 Portfolio

Investor Freedom® 2020 Portfolio

Investor Freedom® 2025 Portfolio

Investor Freedom® 2030 Portfolio

Annual Report

December 31, 2016

Contents

Performance
Management's Discussion of Fund Performance
VIP Investor Freedom Income Portfolio℠
Investment Summary
Investments
Financial Statements
VIP Investor Freedom 2005 Portfolio℠
Investment Summary
Investments
Financial Statements
VIP Investor Freedom 2010 Portfolio℠
Investment Summary
Investments
Financial Statements
VIP Investor Freedom 2015 Portfolio℠
Investment Summary
Investments
Financial Statements
VIP Investor Freedom 2020 Portfolio℠
Investment Summary
Investments
Financial Statements
VIP Investor Freedom 2025 Portfolio℠
Investment Summary
Investments
Financial Statements
VIP Investor Freedom 2030 Portfolio℠
Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions
Board Approval of Investment Advisory Contracts and Management Fees

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NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Funds nor Fidelity Distributors Corporation is a bank.

VIP Investor Freedom Income Portfolio℠

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. Performance numbers are net of all underlying fund operating expenses, but do not include any insurance charges imposed by your insurance company’s separate account. If performance information included the effect of these additional charges, the total returns would have been lower. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended December 31, 2016	Past 1 year	Past 5 years	Past 10 years
VIP Investor Freedom Income Portfolio℠	4.43%	3.94%	3.74%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in VIP Investor Freedom Income Portfolio℠ on December 31, 2006.

The chart shows how the value of your investment would have changed, and also shows how the Bloomberg Barclays U.S. Aggregate Bond Index performed over the same period.

Period Ending Values
$14,431	VIP Investor Freedom Income Portfolio℠
$15,300	Bloomberg Barclays U.S. Aggregate Bond Index

Effective August 24, 2016, all Barclays benchmark indices were co-branded as the Bloomberg Barclays Indices for a period of five years.

VIP Investor Freedom 2005 Portfolio℠

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. Performance numbers are net of all underlying fund operating expenses, but do not include any insurance charges imposed by your insurance company’s separate account. If performance information included the effect of these additional charges, the total returns would have been lower. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended December 31, 2016	Past 1 year	Past 5 years	Past 10 years
VIP Investor Freedom 2005 Portfolio℠	4.94%	5.58%	4.01%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in VIP Investor Freedom 2005 Portfolio℠ on December 31, 2006.

The chart shows how the value of your investment would have changed, and also shows how the Bloomberg Barclays U.S. Aggregate Bond Index performed over the same period.

Period Ending Values
$14,814	VIP Investor Freedom 2005 Portfolio℠
$15,300	Bloomberg Barclays U.S. Aggregate Bond Index

Effective August 24, 2016, all Barclays benchmark indices were co-branded as the Bloomberg Barclays Indices for a period of five years.

VIP Investor Freedom 2010 Portfolio℠

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. Performance numbers are net of all underlying fund operating expenses, but do not include any insurance charges imposed by your insurance company’s separate account. If performance information included the effect of these additional charges, the total returns would have been lower. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended December 31, 2016	Past 1 year	Past 5 years	Past 10 years
VIP Investor Freedom 2010 Portfolio℠	5.33%	6.84%	4.70%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in VIP Investor Freedom 2010 Portfolio℠ on December 31, 2006.

The chart shows how the value of your investment would have changed, and also shows how the Bloomberg Barclays U.S. Aggregate Bond Index performed over the same period.

Period Ending Values
$15,832	VIP Investor Freedom 2010 Portfolio℠
$15,300	Bloomberg Barclays U.S. Aggregate Bond Index

Effective August 24, 2016, all Barclays benchmark indices were co-branded as the Bloomberg Barclays Indices for a period of five years.

VIP Investor Freedom 2015 Portfolio℠

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. Performance numbers are net of all underlying fund operating expenses, but do not include any insurance charges imposed by your insurance company’s separate account. If performance information included the effect of these additional charges, the total returns would have been lower. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended December 31, 2016	Past 1 year	Past 5 years	Past 10 years
VIP Investor Freedom 2015 Portfolio℠	5.82%	7.18%	4.75%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in VIP Investor Freedom 2015 Portfolio℠ on December 31, 2006.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Period Ending Values
$15,901	VIP Investor Freedom 2015 Portfolio℠
$19,572	S&P 500® Index

VIP Investor Freedom 2020 Portfolio℠

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. Performance numbers are net of all underlying fund operating expenses, but do not include any insurance charges imposed by your insurance company’s separate account. If performance information included the effect of these additional charges, the total returns would have been lower. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended December 31, 2016	Past 1 year	Past 5 years	Past 10 years
VIP Investor Freedom 2020 Portfolio℠	6.04%	7.78%	4.64%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in VIP Investor Freedom 2020 Portfolio℠ on December 31, 2006.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Period Ending Values
$15,733	VIP Investor Freedom 2020 Portfolio℠
$19,572	S&P 500® Index

VIP Investor Freedom 2025 Portfolio℠

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. Performance numbers are net of all underlying fund operating expenses, but do not include any insurance charges imposed by your insurance company’s separate account. If performance information included the effect of these additional charges, the total returns would have been lower. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended December 31, 2016	Past 1 year	Past 5 years	Past 10 years
VIP Investor Freedom 2025 Portfolio℠	6.10%	8.92%	5.05%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in VIP Investor Freedom 2025 Portfolio℠ on December 31, 2006.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Period Ending Values
$16,372	VIP Investor Freedom 2025 Portfolio℠
$19,572	S&P 500® Index

VIP Investor Freedom 2030 Portfolio℠

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. Performance numbers are net of all underlying fund operating expenses, but do not include any insurance charges imposed by your insurance company’s separate account. If performance information included the effect of these additional charges, the total returns would have been lower. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended December 31, 2016	Past 1 year	Past 5 years	Past 10 years
VIP Investor Freedom 2030 Portfolio℠	6.50%	9.37%	4.81%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in VIP Investor Freedom 2030 Portfolio℠ on December 31, 2006.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Period Ending Values
$16,001	VIP Investor Freedom 2030 Portfolio℠
$19,572	S&P 500® Index

Management's Discussion of Fund Performance

Market Recap:  Global equities, as measured by the MSCI ACWI (All Country World Index) Index, returned 8.32% in 2016. After early-year volatility largely driven by concerns about energy prices and global growth, central banks in Europe, Japan and China took action to reignite their economies. The U.S. Federal Reserve added fuel by softening its rate-hike stance. Stock prices recovered nicely in mid-February until the U.K.’s late-June vote to exit the European Union (Brexit) touched off near-tumult in global markets. After a sharp initial rebound, the MSCI index traced a generally upward arc through year-end, even though the Fed raised its target rate a quarter point in December.

Among equity segments, small-cap stocks handily bested large-caps in both U.S. and overseas markets, and value-oriented stocks far outpaced their growth counterparts.

Regionally, Canada (+25%) and emerging markets (+12%) benefited from rising commodity prices. The U.S. (+12%), with its relatively strong economy, also outperformed, with a notable bump-up around the time of the U.S. presidential election. Meanwhile, Japan (+3%) lagged the MSCI index and the rest of the Asia Pacific group (+6%). Europe (+1%) and the U.K. (-1%) battled Brexit stress for much of the year.

Among sectors, rebounding commodity prices powered a turnaround in energy (+29%), with positive spillover to materials (+24%) and, less so, industrials (+12%). Technology (+13%) also outperformed, despite a modest retreat in the final quarter. Rising interest rates and a steepening yield curve late in the year led to a sharp recovery in financials (+11%); those same factors proved a drag on the real estate sector (+3%). Utilities (+7%) and telecommunication services (+6%), two other bond-proxy sectors, reversed first-half gains to end the year behind the MSCI index. Consumer discretionary (+3%) and consumer staples (+2%) also lagged. Health care (-6%) was hampered by pre- and post-election uncertainty, both political and regulatory.

In fixed income, taxable U.S. investment-grade bonds returned 2.65%, according to the Bloomberg Barclays U.S. Aggregate Bond Index. Yields rallied late in the period, as many viewed President-elect Trump’s economic agenda as stimulative and potentially inflationary. Yields also moved higher ahead of the Fed’s December rate hike. Within the Bloomberg Barclays index, most spread sectors outperformed Treasuries amid a supportive environment for higher-risk assets; corporate credit led the way. Outside the index, riskier, non-core fixed-income segments such as emerging-markets and U.S. high-yield debt rose strongly; inflation-protected securities also outperformed.

Comments from Co-Portfolio Managers Andrew Dierdorf and Brett Sumsion:  For the year, each VIP Investor Freedom Fund posted a gain, ranging from about 4% for VIP Investor Freedom Income Fund to about 7% for VIP Investor Freedom 2030 Fund. Versus respective Composite benchmarks, VIP Investor Freedom Income Fund outperformed by about half a percentage point; most other Funds finished roughly in line with or modestly lagged Composites; VIP Investor Freedom 2030 Fund underperformed by about 2 percentage points. (For specific Fund results, please refer to the performance section of this report.) Versus Composite benchmarks, top-down asset allocation decisions added substantial value. Underweighting the core and short-term fixed-income asset classes, combined with a sizable allocation to Fidelity VIP High Income Portfolio, helped most. Unfortunately, selection effects among underlying equity investments offset most of the allocation gains. U.S. and non-U.S. equity investments detracted in roughly equal measure, although selection within core fixed income added notable value. While Fund weightings in the U.S. equity asset class were, on average, in line with benchmarks, intra-asset class positioning contributed to relative results. For example, a large allocation to VIP Equity-Income Portfolio helped. Conversely, we were held back by a sizable investment in Fidelity VIP Growth Portfolio, which widely lagged U.S. equity benchmarks. Also, both Fidelity VIP Emerging Markets Portfolio and Fidelity VIP Overseas Portfolio underperformed the non-U.S. equity asset class benchmark.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

VIP Investor Freedom Income Portfolio℠

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of December 31, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
VIP Investment Grade Bond Portfolio Investor Class	39.0	40.6
VIP Government Money Market Portfolio Investor Class 0.32%	30.7	29.6
VIP Overseas Portfolio Investor Class	5.6	4.7
VIP Emerging Markets Portfolio Investor Class	4.6	4.6
VIP High Income Portfolio Investor Class	3.9	3.8
VIP Growth & Income Portfolio Investor Class	3.4	3.5
VIP Equity-Income Portfolio Investor Class	3.0	3.1
VIP Growth Portfolio Investor Class	2.9	3.0
VIP Contrafund Portfolio Investor Class	2.8	2.9
VIP Value Portfolio Investor Class	2.2	2.2
	98.1	98.0

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	16.2%
International Equity Funds	10.2%
Bond Funds	42.9%
Short-Term Funds	30.7%

Six months ago
Domestic Equity Funds	16.7%
International Equity Funds	9.3%
Bond Funds	44.4%
Short-Term Funds	29.6%

VIP Investor Freedom Income Portfolio℠

Investments December 31, 2016

Showing Percentage of Net Assets

Domestic Equity Funds - 16.2%
	Shares	Value
VIP Contrafund Portfolio Investor Class (a)	57,722	$1,905,387
VIP Equity-Income Portfolio Investor Class (a)	92,420	2,020,310
VIP Growth & Income Portfolio Investor Class (a)	114,852	2,305,080
VIP Growth Portfolio Investor Class (a)	32,381	1,913,080
VIP Mid Cap Portfolio Investor Class (a)	16,270	549,938
VIP Value Portfolio Investor Class (a)	101,228	1,489,062
VIP Value Strategies Portfolio Investor Class (a)	45,958	721,079
TOTAL DOMESTIC EQUITY FUNDS
(Cost $8,750,467)		10,903,936

International Equity Funds - 10.2%
VIP Emerging Markets Portfolio Investor Class (a)	367,433	3,057,043
VIP Overseas Portfolio Investor Class (a)	212,179	3,766,183
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $6,492,851)		6,823,226

Bond Funds - 42.9%
VIP High Income Portfolio Investor Class (a)	483,305	2,590,516
VIP Investment Grade Bond Portfolio Investor Class (a)	2,080,875	26,198,217
TOTAL BOND FUNDS
(Cost $28,892,349)		28,788,733

Short-Term Funds - 30.7%
VIP Government Money Market Portfolio Investor Class 0.32% (a)(b)
(Cost $20,574,068)	20,574,068	20,574,068
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $64,709,735)		67,089,963
NET OTHER ASSETS (LIABILITIES) - 0.0%		187
NET ASSETS - 100%		$67,090,150

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
VIP Contrafund Portfolio Investor Class	$2,033,060	$525,302	$622,858	$13,862	$1,905,387
VIP Emerging Markets Portfolio Investor Class	2,293,387	1,172,543	512,811	13,833	3,057,043
VIP Equity-Income Portfolio Investor Class	2,139,495	506,039	782,307	42,264	2,020,310
VIP Government Money Market Portfolio Investor Class 0.32%	18,211,442	6,435,069	4,072,442	35,710	20,574,068
VIP Growth & Income Portfolio Investor Class	2,411,847	626,563	897,794	35,243	2,305,080
VIP Growth Portfolio Investor Class	2,111,509	535,235	545,891	--	1,913,080
VIP High Income Portfolio Investor Class	2,382,126	554,678	560,964	132,322	2,590,516
VIP Investment Grade Bond Portfolio Investor Class	27,110,106	5,044,402	6,578,624	617,737	26,198,217
VIP Mid Cap Portfolio Investor Class	579,782	152,287	209,261	2,322	549,938
VIP Overseas Portfolio Investor Class	2,465,902	2,376,277	926,449	53,612	3,766,183
VIP Value Portfolio Investor Class	1,547,097	298,774	505,065	14,343	1,489,062
VIP Value Strategies Portfolio Investor Class	745,650	174,721	261,660	7,291	721,079
Total	$64,031,403	$18,401,890	$16,476,126	$968,539	$67,089,963

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

VIP Investor Freedom Income Portfolio℠

Financial Statements

Statement of Assets and Liabilities

		December 31, 2016
Assets
Investment in securities, at value (cost $64,709,735) — See accompanying schedule		$67,089,963
Cash		1
Receivable for fund shares sold		132,109
Total assets		67,222,073
Liabilities
Payable for investments purchased	$131,905
Payable for fund shares redeemed	18
Total liabilities		131,923
Net Assets		$67,090,150
Net Assets consist of:
Paid in capital		$64,535,919
Accumulated undistributed net realized gain (loss) on investments		174,003
Net unrealized appreciation (depreciation) on investments		2,380,228
Net Assets, for 6,084,567 shares outstanding		$67,090,150
Net Asset Value, offering price and redemption price per share ($67,090,150 ÷ 6,084,567 shares)		$11.03

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended December 31, 2016
Investment Income
Income distributions from underlying funds		$968,539
Expenses
Independent trustees' fees and expenses	$297
Total expenses before reductions	297
Expense reductions	(297)	–
Net investment income (loss)		968,539
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	(182,456)
Capital gain distributions from underlying funds	716,518
Total net realized gain (loss)		534,062
Change in net unrealized appreciation (depreciation) on underlying funds		1,315,247
Net gain (loss)		1,849,309
Net increase (decrease) in net assets resulting from operations		$2,817,848

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended December 31, 2016	Year ended December 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$968,539	$1,126,889
Net realized gain (loss)	534,062	739,854
Change in net unrealized appreciation (depreciation)	1,315,247	(2,183,270)
Net increase (decrease) in net assets resulting from operations	2,817,848	(316,527)
Distributions to shareholders from net investment income	(980,832)	(1,122,664)
Distributions to shareholders from net realized gain	(803,032)	(87,017)
Total distributions	(1,783,864)	(1,209,681)
Share transactions
Proceeds from sales of shares	10,235,941	16,249,289
Reinvestment of distributions	1,783,864	1,209,681
Cost of shares redeemed	(9,995,044)	(18,022,221)
Net increase (decrease) in net assets resulting from share transactions	2,024,761	(563,251)
Total increase (decrease) in net assets	3,058,745	(2,089,459)
Net Assets
Beginning of period	64,031,405	66,120,864
End of period	$67,090,150	$64,031,405
Other Information
Undistributed net investment income end of period	$–	$3,928
Shares
Sold	929,170	1,445,091
Issued in reinvestment of distributions	166,161	111,049
Redeemed	(908,068)	(1,609,852)
Net increase (decrease)	187,263	(53,712)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — VIP Investor Freedom Income Portfolio

Years ended December 31,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$10.86	$11.11	$10.97	$10.65	$10.30
Income from Investment Operations
Net investment income (loss)A	.16	.19	.17	.19	.17
Net realized and unrealized gain (loss)	.31	(.23)	.25	.39	.50
Total from investment operations	.47	(.04)	.42	.58	.67
Distributions from net investment income	(.16)	(.19)	(.17)	(.17)	(.16)
Distributions from net realized gain	(.14)	(.01)	(.10)	(.09)	(.16)
Total distributions	(.30)	(.21)B	(.28)C	(.26)	(.32)
Net asset value, end of period	$11.03	$10.86	$11.11	$10.97	$10.65
Total ReturnD,E	4.43%	(.37)%	3.80%	5.43%	6.54%
Ratios to Average Net AssetsF,G
Expenses before reductionsH	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any	-%	-%	-%	-%	-%
Expenses net of all reductions	-%	-%	-%	-%	-%
Net investment income (loss)	1.47%	1.68%	1.57%	1.77%	1.63%
Supplemental Data
Net assets, end of period (000 omitted)	$67,090	$64,031	$66,121	$60,214	$38,545
Portfolio turnover rateF	25%	33%	26%	33%	15%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.21 per share is comprised of distributions from net investment income of $.194 and distributions from net realized gain of $.015 per share.

 C Total distributions of $.28 per share is comprised of distributions from net investment income of $.170 and distributions from net realized gain of $.105 per share.

 D Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Amounts do not include the activity of the Underlying Funds.

 G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the underlying funds in which the Fund invests.

 H Amount represents less than .005%.

See accompanying notes which are an integral part of the financial statements.

VIP Investor Freedom 2005 Portfolio℠

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of December 31, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
VIP Investment Grade Bond Portfolio Investor Class	34.9	36.2
VIP Government Money Market Portfolio Investor Class 0.32%	23.1	21.4
VIP Overseas Portfolio Investor Class	8.3	7.5
VIP Emerging Markets Portfolio Investor Class	5.6	5.7
VIP Growth & Income Portfolio Investor Class	5.1	5.3
VIP Equity-Income Portfolio Investor Class	4.5	4.7
VIP Growth Portfolio Investor Class	4.3	4.5
VIP Contrafund Portfolio Investor Class	4.2	4.5
VIP High Income Portfolio Investor Class	3.9	3.8
VIP Value Portfolio Investor Class	3.3	3.4
	97.2	97.0

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	24.2%
International Equity Funds	13.9%
Bond Funds	38.8%
Short-Term Funds	23.1%

Six months ago
Domestic Equity Funds	25.4%
International Equity Funds	13.2%
Bond Funds	40.0%
Short-Term Funds	21.4%

VIP Investor Freedom 2005 Portfolio℠

Investments December 31, 2016

Showing Percentage of Net Assets

Domestic Equity Funds - 24.2%
	Shares	Value
VIP Contrafund Portfolio Investor Class (a)	26,672	$880,439
VIP Equity-Income Portfolio Investor Class (a)	42,700	933,421
VIP Growth & Income Portfolio Investor Class (a)	53,065	1,065,013
VIP Growth Portfolio Investor Class (a)	14,965	884,158
VIP Mid Cap Portfolio Investor Class (a)	7,518	254,094
VIP Value Portfolio Investor Class (a)	46,769	687,968
VIP Value Strategies Portfolio Investor Class (a)	21,235	333,176
TOTAL DOMESTIC EQUITY FUNDS
(Cost $4,166,279)		5,038,269

International Equity Funds - 13.9%
VIP Emerging Markets Portfolio Investor Class (a)	138,874	1,155,433
VIP Overseas Portfolio Investor Class (a)	97,050	1,722,643
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $2,891,104)		2,878,076

Bond Funds - 38.8%
VIP High Income Portfolio Investor Class (a)	149,433	800,963
VIP Investment Grade Bond Portfolio Investor Class (a)	576,481	7,257,898
TOTAL BOND FUNDS
(Cost $8,082,679)		8,058,861

Short-Term Funds - 23.1%
VIP Government Money Market Portfolio Investor Class 0.32% (a)(b)
(Cost $4,796,167)	4,796,167	4,796,167
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $19,936,229)		20,771,373
NET OTHER ASSETS (LIABILITIES) - 0.0%		44
NET ASSETS - 100%		$20,771,417

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
VIP Contrafund Portfolio Investor Class	$974,344	$287,696	$361,203	$6,404	$880,439
VIP Emerging Markets Portfolio Investor Class	942,609	467,157	289,904	5,227	1,155,433
VIP Equity-Income Portfolio Investor Class	1,028,129	276,921	438,888	19,523	933,421
VIP Government Money Market Portfolio Investor Class 0.32%	4,075,046	2,022,086	1,300,966	7,833	4,796,167
VIP Growth & Income Portfolio Investor Class	1,159,012	340,868	500,507	16,279	1,065,013
VIP Growth Portfolio Investor Class	1,014,430	292,119	328,385	1	884,158
VIP High Income Portfolio Investor Class	760,864	204,126	226,584	40,901	800,963
VIP Investment Grade Bond Portfolio Investor Class	7,639,773	1,795,155	2,347,777	171,042	7,257,898
VIP Mid Cap Portfolio Investor Class	278,550	83,481	118,709	1,072	254,094
VIP Overseas Portfolio Investor Class	1,433,700	963,107	584,985	24,515	1,722,643
VIP Value Portfolio Investor Class	743,491	168,351	289,345	6,625	687,968
VIP Value Strategies Portfolio Investor Class	358,379	95,693	148,219	3,368	333,176
Total	$20,408,327	$6,996,760	$6,935,472	$302,790	$20,771,373

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

VIP Investor Freedom 2005 Portfolio℠

Financial Statements

Statement of Assets and Liabilities

		December 31, 2016
Assets
Investment in securities, at value (cost $19,936,229) — See accompanying schedule		$20,771,373
Receivable for fund shares sold		1,593
Total assets		20,772,966
Liabilities
Payable for investments purchased	$1,532
Payable for fund shares redeemed	17
Total liabilities		1,549
Net Assets		$20,771,417
Net Assets consist of:
Paid in capital		$19,857,669
Accumulated undistributed net realized gain (loss) on investments		78,604
Net unrealized appreciation (depreciation) on investments		835,144
Net Assets, for 1,893,976 shares outstanding		$20,771,417
Net Asset Value, offering price and redemption price per share ($20,771,417 ÷ 1,893,976 shares)		$10.97

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended December 31, 2016
Investment Income
Income distributions from underlying funds		$302,790
Expenses
Independent trustees' fees and expenses	$91
Total expenses before reductions	91
Expense reductions	(91)	–
Net investment income (loss)		302,790
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	(150,658)
Capital gain distributions from underlying funds	340,998
Total net realized gain (loss)		190,340
Change in net unrealized appreciation (depreciation) on underlying funds		452,413
Net gain (loss)		642,753
Net increase (decrease) in net assets resulting from operations		$945,543

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended December 31, 2016	Year ended December 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$302,790	$372,236
Net realized gain (loss)	190,340	408,969
Change in net unrealized appreciation (depreciation)	452,413	(849,358)
Net increase (decrease) in net assets resulting from operations	945,543	(68,153)
Distributions to shareholders from net investment income	(303,986)	(374,953)
Distributions to shareholders from net realized gain	(319,910)	(46,350)
Total distributions	(623,896)	(421,303)
Share transactions
Proceeds from sales of shares	3,997,012	3,074,118
Reinvestment of distributions	623,896	421,303
Cost of shares redeemed	(4,579,467)	(5,034,163)
Net increase (decrease) in net assets resulting from share transactions	41,441	(1,538,742)
Total increase (decrease) in net assets	363,088	(2,028,198)
Net Assets
Beginning of period	20,408,329	22,436,527
End of period	$20,771,417	$20,408,329
Other Information
Shares
Sold	363,800	274,716
Issued in reinvestment of distributions	59,252	38,848
Redeemed	(421,355)	(452,381)
Net increase (decrease)	1,697	(138,817)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — VIP Investor Freedom 2005 Portfolio

Years ended December 31,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$10.79	$11.05	$10.90	$10.20	$9.60
Income from Investment Operations
Net investment income (loss)A	.17	.19	.19	.18	.19
Net realized and unrealized gain (loss)	.35	(.22)	.27	.81	.73
Total from investment operations	.52	(.03)	.46	.99	.92
Distributions from net investment income	(.16)	(.20)	(.18)	(.17)	(.16)
Distributions from net realized gain	(.17)	(.03)	(.14)	(.12)	(.16)
Total distributions	(.34)B	(.23)	(.31)C	(.29)	(.32)
Net asset value, end of period	$10.97	$10.79	$11.05	$10.90	$10.20
Total ReturnD,E	4.94%	(.31)%	4.25%	9.73%	9.61%
Ratios to Average Net AssetsF,G
Expenses before reductionsH	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any	-%	-%	-%	-%	-%
Expenses net of all reductions	-%	-%	-%	-%	-%
Net investment income (loss)	1.52%	1.70%	1.71%	1.68%	1.87%
Supplemental Data
Net assets, end of period (000 omitted)	$20,771	$20,408	$22,437	$18,912	$14,096
Portfolio turnover rateF	35%	25%	30%	46%	33%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.34 per share is comprised on distributions from net investment income of $.163 and distributions from net realized gain of $.173.

 C Total distributions of $.31 per share is comprised of distributions from net investment income of $.175 and distributions from net realized gain of $.135.

 D Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Amounts do not include the activity of the Underlying Funds.

 G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the underlying funds in which the Fund invests.

 H Amount represents less than .005%.

See accompanying notes which are an integral part of the financial statements.

VIP Investor Freedom 2010 Portfolio℠

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of December 31, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
VIP Investment Grade Bond Portfolio Investor Class	31.5	32.8
VIP Government Money Market Portfolio Investor Class 0.32%	17.5	15.8
VIP Overseas Portfolio Investor Class	10.4	9.5
VIP Growth & Income Portfolio Investor Class	6.4	6.6
VIP Emerging Markets Portfolio Investor Class	6.4	6.5
VIP Equity-Income Portfolio Investor Class	5.7	5.9
VIP Growth Portfolio Investor Class	5.3	5.6
VIP Contrafund Portfolio Investor Class	5.3	5.5
VIP Value Portfolio Investor Class	4.2	4.3
VIP High Income Portfolio Investor Class	3.8	3.8
	96.5	96.3

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	30.4%
International Equity Funds	16.8%
Bond Funds	35.3%
Short-Term Funds	17.5%

Six months ago
Domestic Equity Funds	31.6%
International Equity Funds	16.0%
Bond Funds	36.6%
Short-Term Funds	15.8%

VIP Investor Freedom 2010 Portfolio℠

Investments December 31, 2016

Showing Percentage of Net Assets

Domestic Equity Funds - 30.4%
	Shares	Value
VIP Contrafund Portfolio Investor Class (a)	95,908	$3,165,910
VIP Equity-Income Portfolio Investor Class (a)	153,592	3,357,522
VIP Growth & Income Portfolio Investor Class (a)	190,873	3,830,821
VIP Growth Portfolio Investor Class (a)	53,776	3,177,087
VIP Mid Cap Portfolio Investor Class (a)	27,028	913,539
VIP Value Portfolio Investor Class (a)	168,247	2,474,918
VIP Value Strategies Portfolio Investor Class (a)	76,361	1,198,104
TOTAL DOMESTIC EQUITY FUNDS
(Cost $15,068,800)		18,117,901

International Equity Funds - 16.8%
VIP Emerging Markets Portfolio Investor Class (a)	458,348	3,813,458
VIP Overseas Portfolio Investor Class (a)	347,164	6,162,157
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $10,441,760)		9,975,615

Bond Funds - 35.3%
VIP High Income Portfolio Investor Class (a)	427,830	2,293,171
VIP Investment Grade Bond Portfolio Investor Class (a)	1,486,866	18,719,638
TOTAL BOND FUNDS
(Cost $21,065,410)		21,012,809

Short-Term Funds - 17.5%
VIP Government Money Market Portfolio Investor Class 0.32% (a)(b)
(Cost $10,397,441)	10,397,441	10,397,441
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $56,973,411)		59,503,766
NET OTHER ASSETS (LIABILITIES) - 0.0%		100
NET ASSETS - 100%		$59,503,866

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
VIP Contrafund Portfolio Investor Class	$3,486,556	$696,525	$964,520	$23,234	$3,165,910
VIP Emerging Markets Portfolio Investor Class	3,218,047	1,103,045	635,247	17,410	3,813,458
VIP Equity-Income Portfolio Investor Class	3,679,100	646,061	1,233,848	70,851	3,357,522
VIP Government Money Market Portfolio Investor Class 0.32%	8,651,848	3,864,936	2,119,343	17,621	10,397,441
VIP Growth & Income Portfolio Investor Class	4,148,377	817,031	1,414,321	59,081	3,830,821
VIP Growth Portfolio Investor Class	3,628,546	709,569	837,799	--	3,177,087
VIP High Income Portfolio Investor Class	2,221,215	353,079	475,781	118,156	2,293,171
VIP Investment Grade Bond Portfolio Investor Class	20,039,100	2,768,279	4,545,491	445,481	18,719,638
VIP Mid Cap Portfolio Investor Class	997,137	200,704	329,973	3,892	913,539
VIP Overseas Portfolio Investor Class	5,455,076	2,562,384	1,525,753	88,480	6,162,157
VIP Value Portfolio Investor Class	2,661,176	347,341	786,258	24,045	2,474,918
VIP Value Strategies Portfolio Investor Class	1,283,156	219,240	410,638	12,222	1,198,104
Total	$59,469,334	$14,288,194	$15,278,972	$880,473	$59,503,766

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

VIP Investor Freedom 2010 Portfolio℠

Financial Statements

Statement of Assets and Liabilities

		December 31, 2016
Assets
Investment in securities, at value (cost $56,973,411) — See accompanying schedule		$59,503,766
Cash		7
Receivable for investments sold		540,369
Total assets		60,044,142
Liabilities
Payable for fund shares redeemed	$540,276
Total liabilities		540,276
Net Assets		$59,503,866
Net Assets consist of:
Paid in capital		$56,532,229
Distributions in excess of net investment income		(2)
Accumulated undistributed net realized gain (loss) on investments		441,284
Net unrealized appreciation (depreciation) on investments		2,530,355
Net Assets, for 5,093,734 shares outstanding		$59,503,866
Net Asset Value, offering price and redemption price per share ($59,503,866 ÷ 5,093,734 shares)		$11.68

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended December 31, 2016
Investment Income
Income distributions from underlying funds		$880,473
Expenses
Independent trustees' fees and expenses	$269
Total expenses before reductions	269
Expense reductions	(269)	–
Net investment income (loss)		880,473
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	(376,952)
Capital gain distributions from underlying funds	1,219,926
Total net realized gain (loss)		842,974
Change in net unrealized appreciation (depreciation) on underlying funds		1,402,158
Net gain (loss)		2,245,132
Net increase (decrease) in net assets resulting from operations		$3,125,605

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended December 31, 2016	Year ended December 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$880,473	$1,083,070
Net realized gain (loss)	842,974	1,218,781
Change in net unrealized appreciation (depreciation)	1,402,158	(2,511,202)
Net increase (decrease) in net assets resulting from operations	3,125,605	(209,351)
Distributions to shareholders from net investment income	(890,542)	(1,080,478)
Distributions to shareholders from net realized gain	(1,152,686)	(142,181)
Total distributions	(2,043,228)	(1,222,659)
Share transactions
Proceeds from sales of shares	5,626,192	5,286,344
Reinvestment of distributions	2,043,228	1,222,659
Cost of shares redeemed	(8,717,272)	(7,947,083)
Net increase (decrease) in net assets resulting from share transactions	(1,047,852)	(1,438,080)
Total increase (decrease) in net assets	34,525	(2,870,090)
Net Assets
Beginning of period	59,469,341	62,339,431
End of period	$59,503,866	$59,469,341
Other Information
Undistributed net investment income end of period	$–	$3,216
Distributions in excess of net investment income end of period	$(2)	$–
Shares
Sold	486,932	441,693
Issued in reinvestment of distributions	184,338	105,736
Redeemed	(754,158)	(668,798)
Net increase (decrease)	(82,888)	(121,369)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — VIP Investor Freedom 2010 Portfolio

Years ended December 31,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$11.49	$11.77	$11.64	$10.57	$9.77
Income from Investment Operations
Net investment income (loss)A	.17	.21	.20	.20	.20
Net realized and unrealized gain (loss)	.42	(.25)	.33	1.21	.95
Total from investment operations	.59	(.04)	.53	1.41	1.15
Distributions from net investment income	(.18)	(.21)	(.19)	(.20)	(.20)
Distributions from net realized gain	(.22)	(.03)	(.20)	(.14)	(.15)
Total distributions	(.40)	(.24)	(.40)B	(.34)	(.35)
Net asset value, end of period	$11.68	$11.49	$11.77	$11.64	$10.57
Total ReturnC,D	5.33%	(.34)%	4.56%	13.41%	11.82%
Ratios to Average Net AssetsE,F
Expenses before reductionsG	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any	-%	-%	-%	-%	-%
Expenses net of all reductions	-%	-%	-%	-%	-%
Net investment income (loss)	1.47%	1.76%	1.66%	1.76%	1.88%
Supplemental Data
Net assets, end of period (000 omitted)	$59,504	$59,469	$62,339	$62,571	$54,659
Portfolio turnover rateE	24%	21%	27%	23%	21%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.40 per share is comprised of distributions from net investment income of $.192 and distributions from net realized gain of $.204 per share.

 C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the underlying funds in which the Fund invests.

 G Amount represents less than .005%.

See accompanying notes which are an integral part of the financial statements.

VIP Investor Freedom 2015 Portfolio℠

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of December 31, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
VIP Investment Grade Bond Portfolio Investor Class	27.8	29.2
VIP Overseas Portfolio Investor Class	12.5	11.5
VIP Government Money Market Portfolio Investor Class 0.32%	12.1	10.6
VIP Growth & Income Portfolio Investor Class	7.8	7.9
VIP Emerging Markets Portfolio Investor Class	7.0	7.1
VIP Equity-Income Portfolio Investor Class	6.8	7.0
VIP Growth Portfolio Investor Class	6.4	6.8
VIP Contrafund Portfolio Investor Class	6.4	6.6
VIP Value Portfolio Investor Class	5.0	5.1
VIP High Income Portfolio Investor Class	3.9	3.8
	95.7	95.6

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	36.7%
International Equity Funds	19.5%
Bond Funds	31.7%
Short-Term Funds	12.1%

Six months ago
Domestic Equity Funds	37.8%
International Equity Funds	18.6%
Bond Funds	33.0%
Short-Term Funds	10.6%

VIP Investor Freedom 2015 Portfolio℠

Investments December 31, 2016

Showing Percentage of Net Assets

Domestic Equity Funds - 36.7%
	Shares	Value
VIP Contrafund Portfolio Investor Class (a)	190,015	$6,272,386
VIP Equity-Income Portfolio Investor Class (a)	304,254	6,651,000
VIP Growth & Income Portfolio Investor Class (a)	378,117	7,588,800
VIP Growth Portfolio Investor Class (a)	106,575	6,296,463
VIP Mid Cap Portfolio Investor Class (a)	53,550	1,809,982
VIP Value Portfolio Investor Class (a)	333,270	4,902,408
VIP Value Strategies Portfolio Investor Class (a)	151,293	2,373,783
TOTAL DOMESTIC EQUITY FUNDS
(Cost $29,211,866)		35,894,822

International Equity Funds - 19.5%
VIP Emerging Markets Portfolio Investor Class (a)	825,715	6,869,951
VIP Overseas Portfolio Investor Class (a)	685,601	12,169,414
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $19,392,419)		19,039,365

Bond Funds - 31.7%
VIP High Income Portfolio Investor Class (a)	701,509	3,760,090
VIP Investment Grade Bond Portfolio Investor Class (a)	2,157,531	27,163,309
TOTAL BOND FUNDS
(Cost $31,079,531)		30,923,399

Short-Term Funds - 12.1%
VIP Government Money Market Portfolio Investor Class 0.32% (a)(b)
(Cost $11,814,075)	11,814,075	11,814,075
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $91,497,891)		97,671,661
NET OTHER ASSETS (LIABILITIES) - 0.0%		102
NET ASSETS - 100%		$97,671,763

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
VIP Contrafund Portfolio Investor Class	$6,613,348	$1,278,614	$1,533,488	$46,424	$6,272,386
VIP Emerging Markets Portfolio Investor Class	5,703,549	1,821,006	863,314	31,646	6,869,951
VIP Equity-Income Portfolio Investor Class	6,978,262	1,202,241	2,043,086	141,536	6,651,000
VIP Government Money Market Portfolio Investor Class 0.32%	9,032,226	4,972,378	2,190,529	19,006	11,814,075
VIP Growth & Income Portfolio Investor Class	7,867,933	1,505,547	2,331,587	118,025	7,588,800
VIP Growth Portfolio Investor Class	6,883,498	1,297,690	1,288,426	--	6,296,463
VIP High Income Portfolio Investor Class	3,581,208	570,077	695,612	195,398	3,760,090
VIP Investment Grade Bond Portfolio Investor Class	28,979,120	3,847,519	6,303,476	651,376	27,163,309
VIP Mid Cap Portfolio Investor Class	1,891,221	369,044	540,631	7,777	1,809,982
VIP Overseas Portfolio Investor Class	10,750,051	4,471,462	2,387,840	176,235	12,169,414
VIP Value Portfolio Investor Class	5,047,197	635,777	1,261,382	48,029	4,902,408
VIP Value Strategies Portfolio Investor Class	2,433,435	404,753	667,641	24,420	2,373,783
Total	$95,761,048	$22,376,108	$22,107,012	$1,459,872	$97,671,661

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

VIP Investor Freedom 2015 Portfolio℠

Financial Statements

Statement of Assets and Liabilities

		December 31, 2016
Assets
Investment in securities, at value (cost $91,497,891) — See accompanying schedule		$97,671,661
Receivable for investments sold		53,099
Total assets		97,724,760
Liabilities
Payable for fund shares redeemed	$52,997
Total liabilities		52,997
Net Assets		$97,671,763
Net Assets consist of:
Paid in capital		$90,361,248
Accumulated undistributed net realized gain (loss) on investments		1,136,745
Net unrealized appreciation (depreciation) on investments		6,173,770
Net Assets, for 8,511,127 shares outstanding		$97,671,763
Net Asset Value, offering price and redemption price per share ($97,671,763 ÷ 8,511,127 shares)		$11.48

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended December 31, 2016
Investment Income
Income distributions from underlying funds		$1,459,872
Expenses
Independent trustees' fees and expenses	$428
Total expenses before reductions	428
Expense reductions	(428)	–
Net investment income (loss)		1,459,872
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	(410,319)
Capital gain distributions from underlying funds	2,259,798
Total net realized gain (loss)		1,849,479
Change in net unrealized appreciation (depreciation) on underlying funds		2,051,830
Net gain (loss)		3,901,309
Net increase (decrease) in net assets resulting from operations		$5,361,181

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended December 31, 2016	Year ended December 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,459,872	$1,784,279
Net realized gain (loss)	1,849,479	2,670,590
Change in net unrealized appreciation (depreciation)	2,051,830	(4,770,564)
Net increase (decrease) in net assets resulting from operations	5,361,181	(315,695)
Distributions to shareholders from net investment income	(1,470,767)	(1,779,697)
Distributions to shareholders from net realized gain	(2,539,504)	(306,141)
Total distributions	(4,010,271)	(2,085,838)
Share transactions
Proceeds from sales of shares	8,718,879	9,844,723
Reinvestment of distributions	4,010,271	2,085,838
Cost of shares redeemed	(12,169,342)	(15,507,818)
Net increase (decrease) in net assets resulting from share transactions	559,808	(3,577,257)
Total increase (decrease) in net assets	1,910,718	(5,978,790)
Net Assets
Beginning of period	95,761,045	101,739,835
End of period	$97,671,763	$95,761,045
Other Information
Undistributed net investment income end of period	$–	$6,610
Shares
Sold	772,861	831,807
Issued in reinvestment of distributions	373,951	182,435
Redeemed	(1,079,944)	(1,320,033)
Net increase (decrease)	66,868	(305,791)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — VIP Investor Freedom 2015 Portfolio

Years ended December 31,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$11.34	$11.63	$11.48	$10.34	$9.55
Income from Investment Operations
Net investment income (loss)A	.17	.21	.19	.20	.21
Net realized and unrealized gain (loss)	.45	(.25)	.34	1.27	.94
Total from investment operations	.62	(.04)	.53	1.47	1.15
Distributions from net investment income	(.18)	(.22)	(.19)	(.20)	(.20)
Distributions from net realized gain	(.31)	(.04)	(.19)	(.13)	(.16)
Total distributions	(.48)B	(.25)C	(.38)	(.33)	(.36)
Net asset value, end of period	$11.48	$11.34	$11.63	$11.48	$10.34
Total ReturnD,E	5.82%	(.34)%	4.65%	14.35%	12.10%
Ratios to Average Net AssetsF,G
Expenses before reductionsH	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any	-%	-%	-%	-%	-%
Expenses net of all reductions	-%	-%	-%	-%	-%
Net investment income (loss)	1.53%	1.77%	1.67%	1.86%	2.02%
Supplemental Data
Net assets, end of period (000 omitted)	$97,672	$95,761	$101,740	$97,221	$79,002
Portfolio turnover rateF	23%	21%	20%	21%	18%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.48 per share is comprised of distributions from net investment income of $.175 and distributions from net realized gain of $.306 per share.

 C Total distributions of $.25 per share is comprised of distributions from net investment income of $.215 and distributions from net realized gain of $.037 per share.

 D Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Amounts do not include the activity of the Underlying Funds.

 G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the underlying funds in which the Fund invests.

 H Amount represents less than .005%.

See accompanying notes which are an integral part of the financial statements.

VIP Investor Freedom 2020 Portfolio℠

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of December 31, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
VIP Investment Grade Bond Portfolio Investor Class	25.4	26.8
VIP Overseas Portfolio Investor Class	13.8	13.0
VIP Growth & Income Portfolio Investor Class	8.7	8.8
VIP Government Money Market Portfolio Investor Class 0.32%	8.4	7.0
VIP Equity-Income Portfolio Investor Class	7.6	7.8
VIP Emerging Markets Portfolio Investor Class	7.5	7.5
VIP Growth Portfolio Investor Class	7.2	7.5
VIP Contrafund Portfolio Investor Class	7.2	7.3
VIP Value Portfolio Investor Class	5.6	5.6
VIP High Income Portfolio Investor Class	3.8	3.8
	95.2	95.1

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	41.1%
International Equity Funds	21.3%
Bond Funds	29.2%
Short-Term Funds	8.4%

Six months ago
Domestic Equity Funds	41.9%
International Equity Funds	20.5%
Bond Funds	30.6%
Short-Term Funds	7.0%

VIP Investor Freedom 2020 Portfolio℠

Investments December 31, 2016

Showing Percentage of Net Assets

Domestic Equity Funds - 41.1%
	Shares	Value
VIP Contrafund Portfolio Investor Class (a)	412,584	$13,619,382
VIP Equity-Income Portfolio Investor Class (a)	660,600	14,440,716
VIP Growth & Income Portfolio Investor Class (a)	820,949	16,476,453
VIP Growth Portfolio Investor Class (a)	231,454	13,674,279
VIP Mid Cap Portfolio Investor Class (a)	116,298	3,930,867
VIP Value Portfolio Investor Class (a)	723,563	10,643,606
VIP Value Strategies Portfolio Investor Class (a)	328,503	5,154,210
TOTAL DOMESTIC EQUITY FUNDS
(Cost $64,724,282)		77,939,513

International Equity Funds - 21.3%
VIP Emerging Markets Portfolio Investor Class (a)	1,708,020	14,210,729
VIP Overseas Portfolio Investor Class (a)	1,478,340	26,240,538
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $41,467,361)		40,451,267

Bond Funds - 29.2%
VIP High Income Portfolio Investor Class (a)	1,362,262	7,301,723
VIP Investment Grade Bond Portfolio Investor Class (a)	3,829,011	48,207,248
TOTAL BOND FUNDS
(Cost $56,071,421)		55,508,971

Short-Term Funds - 8.4%
VIP Government Money Market Portfolio Investor Class 0.32% (a)(b)
(Cost $15,913,882)	15,913,882	15,913,882
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $178,176,946)		189,813,633
NET OTHER ASSETS (LIABILITIES) - 0.0%		138
NET ASSETS - 100%		$189,813,771

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
VIP Contrafund Portfolio Investor Class	$14,348,330	$2,698,156	$3,207,997	$99,057	$13,619,382
VIP Emerging Markets Portfolio Investor Class	11,930,150	3,690,492	1,826,829	64,286	14,210,729
VIP Equity-Income Portfolio Investor Class	15,140,056	2,580,694	4,358,823	302,023	14,440,716
VIP Government Money Market Portfolio Investor Class 0.32%	12,111,836	7,130,245	3,328,199	24,884	15,913,882
VIP Growth & Income Portfolio Investor Class	17,071,374	3,171,335	4,905,021	251,853	16,476,453
VIP Growth Portfolio Investor Class	14,933,171	2,780,193	2,714,968	--	13,674,279
VIP High Income Portfolio Investor Class	7,016,283	1,121,292	1,424,064	372,879	7,301,723
VIP Investment Grade Bond Portfolio Investor Class	50,874,469	7,347,096	11,141,309	1,135,851	48,207,248
VIP Mid Cap Portfolio Investor Class	4,103,630	779,618	1,137,979	16,594	3,930,867
VIP Overseas Portfolio Investor Class	23,676,893	9,213,777	5,181,976	373,444	26,240,538
VIP Value Portfolio Investor Class	10,951,556	1,317,157	2,650,388	102,494	10,643,606
VIP Value Strategies Portfolio Investor Class	5,280,581	848,175	1,405,365	52,107	5,154,210
Total	$187,438,329	$42,678,230	$43,282,918	$2,795,472	$189,813,633

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

VIP Investor Freedom 2020 Portfolio℠

Financial Statements

Statement of Assets and Liabilities

		December 31, 2016
Assets
Investment in securities, at value (cost $178,176,946) — See accompanying schedule		$189,813,633
Receivable for fund shares sold		173,025
Total assets		189,986,658
Liabilities
Payable for investments purchased	$172,771
Payable for fund shares redeemed	116
Total liabilities		172,887
Net Assets		$189,813,771
Net Assets consist of:
Paid in capital		$176,147,002
Undistributed net investment income		1
Accumulated undistributed net realized gain (loss) on investments		2,030,081
Net unrealized appreciation (depreciation) on investments		11,636,687
Net Assets, for 16,488,560 shares outstanding		$189,813,771
Net Asset Value, offering price and redemption price per share ($189,813,771 ÷ 16,488,560 shares)		$11.51

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended December 31, 2016
Investment Income
Income distributions from underlying funds		$2,795,472
Expenses
Independent trustees' fees and expenses	$827
Total expenses before reductions	827
Expense reductions	(827)	–
Net investment income (loss)		2,795,472
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	(1,810,038)
Capital gain distributions from underlying funds	4,925,378
Total net realized gain (loss)		3,115,340
Change in net unrealized appreciation (depreciation) on underlying funds		4,790,025
Net gain (loss)		7,905,365
Net increase (decrease) in net assets resulting from operations		$10,700,837

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended December 31, 2016	Year ended December 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$2,795,472	$3,471,033
Net realized gain (loss)	3,115,340	5,368,400
Change in net unrealized appreciation (depreciation)	4,790,025	(9,614,929)
Net increase (decrease) in net assets resulting from operations	10,700,837	(775,496)
Distributions to shareholders from net investment income	(2,822,684)	(3,468,810)
Distributions to shareholders from net realized gain	(4,879,880)	(599,888)
Total distributions	(7,702,564)	(4,068,698)
Share transactions
Proceeds from sales of shares	16,436,021	16,584,508
Reinvestment of distributions	7,702,564	4,068,698
Cost of shares redeemed	(24,761,412)	(20,135,166)
Net increase (decrease) in net assets resulting from share transactions	(622,827)	518,040
Total increase (decrease) in net assets	2,375,446	(4,326,154)
Net Assets
Beginning of period	187,438,325	191,764,479
End of period	$189,813,771	$187,438,325
Other Information
Undistributed net investment income end of period	$1	$2,306
Shares
Sold	1,448,870	1,395,722
Issued in reinvestment of distributions	722,170	355,554
Redeemed	(2,206,786)	(1,713,983)
Net increase (decrease)	(35,746)	37,293

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — VIP Investor Freedom 2020 Portfolio

Years ended December 31,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$11.34	$11.63	$11.47	$10.20	$9.31
Income from Investment Operations
Net investment income (loss)A	.17	.21	.20	.20	.21
Net realized and unrealized gain (loss)	.47	(.25)	.34	1.42	1.02
Total from investment operations	.64	(.04)	.54	1.62	1.23
Distributions from net investment income	(.17)	(.21)	(.19)	(.20)	(.21)
Distributions from net realized gain	(.30)	(.04)	(.19)	(.15)	(.14)
Total distributions	(.47)	(.25)	(.38)	(.35)	(.34)B
Net asset value, end of period	$11.51	$11.34	$11.63	$11.47	$10.20
Total ReturnC,D	6.04%	(.35)%	4.75%	15.96%	13.30%
Ratios to Average Net AssetsE,F
Expenses before reductionsG	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any	-%	-%	-%	-%	-%
Expenses net of all reductions	-%	-%	-%	-%	-%
Net investment income (loss)	1.52%	1.79%	1.74%	1.87%	2.13%
Supplemental Data
Net assets, end of period (000 omitted)	$189,814	$187,438	$191,764	$161,093	$123,726
Portfolio turnover rateE	23%	17%	13%	22%	18%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.34 per share is comprised of distributions from net investment income of $.205 and distributions from net realized gain of $.137 per share.

 C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the underlying funds in which the Fund invests.

 G Amount represents less than .005%.

See accompanying notes which are an integral part of the financial statements.

VIP Investor Freedom 2025 Portfolio℠

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of December 31, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
VIP Investment Grade Bond Portfolio Investor Class	22.0	22.0
VIP Overseas Portfolio Investor Class	15.2	14.4
VIP Growth & Income Portfolio Investor Class	9.5	9.8
VIP Equity-Income Portfolio Investor Class	8.3	8.6
VIP Growth Portfolio Investor Class	7.9	8.3
VIP Emerging Markets Portfolio Investor Class	7.9	8.0
VIP Contrafund Portfolio Investor Class	7.9	8.2
VIP Value Portfolio Investor Class	6.2	6.3
VIP Government Money Market Portfolio Investor Class 0.32%	5.9	5.2
VIP High Income Portfolio Investor Class	3.9	3.8
	94.7	94.6

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	45.1%
International Equity Funds	23.1%
Bond Funds	25.9%
Short-Term Funds	5.9%

Six months ago
Domestic Equity Funds	46.6%
International Equity Funds	22.4%
Bond Funds	25.8%
Short-Term Funds	5.2%

VIP Investor Freedom 2025 Portfolio℠

Investments December 31, 2016

Showing Percentage of Net Assets

Domestic Equity Funds - 45.1%
	Shares	Value
VIP Contrafund Portfolio Investor Class (a)	391,683	$12,929,469
VIP Equity-Income Portfolio Investor Class (a)	627,106	13,708,545
VIP Growth & Income Portfolio Investor Class (a)	779,331	15,641,170
VIP Growth Portfolio Investor Class (a)	219,744	12,982,448
VIP Mid Cap Portfolio Investor Class (a)	110,403	3,731,607
VIP Value Portfolio Investor Class (a)	686,893	10,104,199
VIP Value Strategies Portfolio Investor Class (a)	311,858	4,893,045
TOTAL DOMESTIC EQUITY FUNDS
(Cost $60,089,538)		73,990,483

International Equity Funds - 23.1%
VIP Emerging Markets Portfolio Investor Class (a)	1,557,826	12,961,110
VIP Overseas Portfolio Investor Class (a)	1,402,169	24,888,496
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $38,074,002)		37,849,606

Bond Funds - 25.9%
VIP High Income Portfolio Investor Class (a)	1,175,828	6,302,436
VIP Investment Grade Bond Portfolio Investor Class (a)	2,865,886	36,081,507
TOTAL BOND FUNDS
(Cost $43,162,236)		42,383,943

Short-Term Funds - 5.9%
VIP Government Money Market Portfolio Investor Class 0.32% (a)(b)
(Cost $9,708,503)	9,708,503	9,708,503
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $151,034,279)		163,932,535
NET OTHER ASSETS (LIABILITIES) - 0.0%		88
NET ASSETS - 100%		$163,932,623

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
VIP Contrafund Portfolio Investor Class	$13,352,251	$2,618,746	$2,882,638	$94,750	$12,929,469
VIP Emerging Markets Portfolio Investor Class	10,688,200	3,413,355	1,477,997	59,089	12,961,110
VIP Equity-Income Portfolio Investor Class	14,093,525	2,650,698	4,065,776	288,863	13,708,545
VIP Government Money Market Portfolio Investor Class 0.32%	5,152,241	6,204,089	1,647,827	14,474	9,708,503
VIP Growth & Income Portfolio Investor Class	15,890,106	3,091,394	4,450,957	240,880	15,641,170
VIP Growth Portfolio Investor Class	13,904,121	2,739,670	2,487,263	--	12,982,448
VIP High Income Portfolio Investor Class	5,853,178	1,107,881	1,146,377	324,275	6,302,436
VIP Investment Grade Bond Portfolio Investor Class	35,851,441	8,741,599	9,183,607	854,943	36,081,507
VIP Mid Cap Portfolio Investor Class	3,819,714	757,325	1,029,880	15,873	3,731,607
VIP Overseas Portfolio Investor Class	22,505,080	8,384,569	4,603,255	356,870	24,888,496
VIP Value Portfolio Investor Class	10,193,783	1,336,011	2,385,919	98,027	10,104,199
VIP Value Strategies Portfolio Investor Class	4,914,472	841,183	1,268,658	49,841	4,893,045
Total	$156,218,112	$41,886,520	$36,630,154	$2,397,885	$163,932,535

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

VIP Investor Freedom 2025 Portfolio℠

Financial Statements

Statement of Assets and Liabilities

		December 31, 2016
Assets
Investment in securities, at value (cost $151,034,279) — See accompanying schedule		$163,932,535
Receivable for fund shares sold		131,146
Total assets		164,063,681
Liabilities
Payable for investments purchased	$130,988
Payable for fund shares redeemed	70
Total liabilities		131,058
Net Assets		$163,932,623
Net Assets consist of:
Paid in capital		$149,110,898
Distributions in excess of net investment income		(3)
Accumulated undistributed net realized gain (loss) on investments		1,923,472
Net unrealized appreciation (depreciation) on investments		12,898,256
Net Assets, for 13,489,625 shares outstanding		$163,932,623
Net Asset Value, offering price and redemption price per share ($163,932,623 ÷ 13,489,625 shares)		$12.15

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended December 31, 2016
Investment Income
Income distributions from underlying funds		$2,397,885
Expenses
Independent trustees' fees and expenses	$694
Total expenses before reductions	694
Expense reductions	(694)	–
Net investment income (loss)		2,397,885
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	(1,213,776)
Capital gain distributions from underlying funds	4,441,916
Total net realized gain (loss)		3,228,140
Change in net unrealized appreciation (depreciation) on underlying funds		3,671,828
Net gain (loss)		6,899,968
Net increase (decrease) in net assets resulting from operations		$9,297,853

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended December 31, 2016	Year ended December 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$2,397,885	$2,898,255
Net realized gain (loss)	3,228,140	4,691,568
Change in net unrealized appreciation (depreciation)	3,671,828	(8,756,815)
Net increase (decrease) in net assets resulting from operations	9,297,853	(1,166,992)
Distributions to shareholders from net investment income	(2,413,830)	(2,895,777)
Distributions to shareholders from net realized gain	(4,866,736)	(552,053)
Total distributions	(7,280,566)	(3,447,830)
Share transactions
Proceeds from sales of shares	16,955,794	34,295,736
Reinvestment of distributions	7,280,566	3,447,830
Cost of shares redeemed	(18,539,137)	(16,817,984)
Net increase (decrease) in net assets resulting from share transactions	5,697,223	20,925,582
Total increase (decrease) in net assets	7,714,510	16,310,760
Net Assets
Beginning of period	156,218,113	139,907,353
End of period	$163,932,623	$156,218,113
Other Information
Distributions in excess of net investment income end of period	$(3)	$–
Shares
Sold	1,422,152	2,718,882
Issued in reinvestment of distributions	653,488	283,671
Redeemed	(1,564,176)	(1,356,599)
Net increase (decrease)	511,464	1,645,954

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — VIP Investor Freedom 2025 Portfolio

Years ended December 31,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$12.04	$12.35	$12.16	$10.45	$9.36
Income from Investment Operations
Net investment income (loss)A	.18	.24	.21	.24	.24
Net realized and unrealized gain (loss)	.50	(.28)	.40	1.83	1.16
Total from investment operations	.68	(.04)	.61	2.07	1.40
Distributions from net investment income	(.18)	(.23)	(.20)	(.21)	(.21)
Distributions from net realized gain	(.39)	(.04)	(.22)	(.15)	(.10)
Total distributions	(.57)	(.27)	(.42)	(.36)	(.31)
Net asset value, end of period	$12.15	$12.04	$12.35	$12.16	$10.45
Total ReturnB,C	6.10%	(.32)%	5.04%	19.95%	15.05%
Ratios to Average Net AssetsD,E
Expenses before reductionsF	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any	-%	-%	-%	-%	-%
Expenses net of all reductions	-%	-%	-%	-%	-%
Net investment income (loss)	1.54%	1.89%	1.71%	2.09%	2.33%
Supplemental Data
Net assets, end of period (000 omitted)	$163,933	$156,218	$139,907	$114,407	$72,387
Portfolio turnover rateD	23%	16%	13%	15%	13%

 A Calculated based on average shares outstanding during the period.

 B Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Amounts do not include the activity of the Underlying Funds.

 E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the underlying funds in which the Fund invests.

 F Amount represents less than .005%.

See accompanying notes which are an integral part of the financial statements.

VIP Investor Freedom 2030 Portfolio℠

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of December 31, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
VIP Overseas Portfolio Investor Class	18.5	17.9
VIP Investment Grade Bond Portfolio Investor Class	12.6	11.6
VIP Growth & Income Portfolio Investor Class	11.7	11.9
VIP Equity-Income Portfolio Investor Class	10.2	10.6
VIP Growth Portfolio Investor Class	9.7	10.1
VIP Contrafund Portfolio Investor Class	9.7	10.0
VIP Emerging Markets Portfolio Investor Class	9.0	9.1
VIP Value Portfolio Investor Class	7.5	7.6
VIP High Income Portfolio Investor Class	3.8	3.8
VIP Value Strategies Portfolio Investor Class	3.7	3.7
	96.4	96.3

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	55.3%
International Equity Funds	27.5%
Bond Funds	16.4%
Short-Term Funds	0.8%

Six months ago
Domestic Equity Funds	56.8%
International Equity Funds	27.0%
Bond Funds	15.4%
Short-Term Funds	0.8%

VIP Investor Freedom 2030 Portfolio℠

Investments December 31, 2016

Showing Percentage of Net Assets

Domestic Equity Funds - 55.3%
	Shares	Value
VIP Contrafund Portfolio Investor Class (a)	454,998	$15,019,477
VIP Equity-Income Portfolio Investor Class (a)	728,475	15,924,456
VIP Growth & Income Portfolio Investor Class (a)	905,298	18,169,323
VIP Growth Portfolio Investor Class (a)	255,269	15,081,321
VIP Mid Cap Portfolio Investor Class (a)	128,254	4,334,987
VIP Value Portfolio Investor Class (a)	797,925	11,737,471
VIP Value Strategies Portfolio Investor Class (a)	362,295	5,684,415
TOTAL DOMESTIC EQUITY FUNDS
(Cost $73,741,049)		85,951,450

International Equity Funds - 27.5%
VIP Emerging Markets Portfolio Investor Class (a)	1,675,201	13,937,669
VIP Overseas Portfolio Investor Class (a)	1,623,873	28,823,740
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $44,030,473)		42,761,409

Bond Funds - 16.4%
VIP High Income Portfolio Investor Class (a)	1,113,954	5,970,794
VIP Investment Grade Bond Portfolio Investor Class (a)	1,558,281	19,618,752
TOTAL BOND FUNDS
(Cost $26,164,580)		25,589,546

Short-Term Funds - 0.8%
VIP Government Money Market Portfolio Investor Class 0.32% (a)(b)
(Cost $1,230,591)	1,230,591	1,230,591
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $145,166,693)		155,532,996
NET OTHER ASSETS (LIABILITIES) - 0.0%		12
NET ASSETS - 100%		$155,533,008

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
VIP Contrafund Portfolio Investor Class	$14,914,752	$2,880,043	$2,606,838	$109,782	$15,019,477
VIP Emerging Markets Portfolio Investor Class	11,286,309	3,557,568	1,257,103	63,377	13,937,669
VIP Equity-Income Portfolio Investor Class	15,737,798	3,036,214	4,050,447	334,697	15,924,456
VIP Government Money Market Portfolio Investor Class 0.32%	1,915,331	296,698	981,438	2,171	1,230,591
VIP Growth & Income Portfolio Investor Class	17,749,313	3,353,695	4,228,491	279,096	18,169,323
VIP Growth Portfolio Investor Class	15,518,771	3,322,434	2,429,889	--	15,081,321
VIP High Income Portfolio Investor Class	5,430,752	1,084,973	999,113	306,427	5,970,794
VIP Investment Grade Bond Portfolio Investor Class	15,207,568	6,784,607	2,582,112	461,748	19,618,752
VIP Mid Cap Portfolio Investor Class	4,266,706	820,660	968,331	18,392	4,334,987
VIP Overseas Portfolio Investor Class	25,788,371	8,674,268	3,980,981	412,250	28,823,740
VIP Value Portfolio Investor Class	11,386,176	1,467,620	2,223,974	113,583	11,737,471
VIP Value Strategies Portfolio Investor Class	5,490,080	904,740	1,176,794	57,752	5,684,415
Total	$144,691,927	$36,183,520	$27,485,511	$2,159,275	$155,532,996

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

VIP Investor Freedom 2030 Portfolio℠

Financial Statements

Statement of Assets and Liabilities

		December 31, 2016
Assets
Investment in securities, at value (cost $145,166,693) — See accompanying schedule		$155,532,996
Receivable for fund shares sold		349,317
Total assets		155,882,313
Liabilities
Payable for investments purchased	$349,237
Payable for fund shares redeemed	68
Total liabilities		349,305
Net Assets		$155,533,008
Net Assets consist of:
Paid in capital		$142,330,218
Distributions in excess of net investment income		(3)
Accumulated undistributed net realized gain (loss) on investments		2,836,490
Net unrealized appreciation (depreciation) on investments		10,366,303
Net Assets, for 13,224,208 shares outstanding		$155,533,008
Net Asset Value, offering price and redemption price per share ($155,533,008 ÷ 13,224,208 shares)		$11.76

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended December 31, 2016
Investment Income
Income distributions from underlying funds		$2,159,275
Expenses
Independent trustees' fees and expenses	$652
Total expenses before reductions	652
Expense reductions	(652)	–
Net investment income (loss)		2,159,275
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	(1,273,423)
Capital gain distributions from underlying funds	5,052,119
Total net realized gain (loss)		3,778,696
Change in net unrealized appreciation (depreciation) on underlying funds		3,416,480
Net gain (loss)		7,195,176
Net increase (decrease) in net assets resulting from operations		$9,354,451

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended December 31, 2016	Year ended December 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$2,159,275	$2,451,454
Net realized gain (loss)	3,778,696	5,611,740
Change in net unrealized appreciation (depreciation)	3,416,480	(8,818,365)
Net increase (decrease) in net assets resulting from operations	9,354,451	(755,171)
Distributions to shareholders from net investment income	(2,170,574)	(2,448,159)
Distributions to shareholders from net realized gain	(5,377,100)	(636,185)
Total distributions	(7,547,674)	(3,084,344)
Share transactions
Proceeds from sales of shares	15,760,499	23,531,499
Reinvestment of distributions	7,547,674	3,084,344
Cost of shares redeemed	(14,273,869)	(9,509,608)
Net increase (decrease) in net assets resulting from share transactions	9,034,304	17,106,235
Total increase (decrease) in net assets	10,841,081	13,266,720
Net Assets
Beginning of period	144,691,927	131,425,207
End of period	$155,533,008	$144,691,927
Other Information
Undistributed net investment income end of period	$–	$3,295
Distributions in excess of net investment income end of period	$(3)	$–
Shares
Sold	1,371,290	1,925,216
Issued in reinvestment of distributions	715,510	260,745
Redeemed	(1,247,691)	(779,308)
Net increase (decrease)	839,109	1,406,653

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — VIP Investor Freedom 2030 Portfolio

Years ended December 31,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$11.68	$11.97	$11.81	$10.00	$8.92
Income from Investment Operations
Net investment income (loss)A	.17	.21	.19	.21	.22
Net realized and unrealized gain (loss)	.51	(.24)	.38	1.95	1.16
Total from investment operations	.68	(.03)	.57	2.16	1.38
Distributions from net investment income	(.17)	(.20)	(.18)	(.19)	(.21)
Distributions from net realized gain	(.44)	(.05)	(.22)	(.16)	(.09)
Total distributions	(.60)B	(.26)C	(.41)D	(.35)	(.30)
Net asset value, end of period	$11.76	$11.68	$11.97	$11.81	$10.00
Total ReturnE,F	6.50%	(.32)%	4.83%	21.72%	15.50%
Ratios to Average Net AssetsG,H
Expenses before reductionsI	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any	-%	-%	-%	-%	-%
Expenses net of all reductions	-%	-%	-%	-%	-%
Net investment income (loss)	1.48%	1.73%	1.58%	1.94%	2.28%
Supplemental Data
Net assets, end of period (000 omitted)	$155,533	$144,692	$131,425	$111,157	$67,610
Portfolio turnover rateG	19%	12%	13%	27%	14%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.60 per share is comprised of distributions from net investment income of $.167 and distributions from net realized gain of $.435 per share.

 C Total distributions of $.26 per share is comprised of distributions from net investment income of $.202 and distributions from net realized gain of $.053 per share.

 D Total distributions of $.41 per share is comprised of distributions from net investment income of $.182 and distributions from net realized gain of $.224 per share.

 E Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Amounts do not include the activity of the Underlying Funds.

 H Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the underlying funds in which the Fund invests.

 I Amount represents less than .005%.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended December 31, 2016

1. Organization.

VIP Investor Freedom Income Portfolio, VIP Investor Freedom 2005 Portfolio, VIP Investor Freedom 2010 Portfolio, VIP Investor Freedom 2015 Portfolio, VIP Investor Freedom 2020 Portfolio, VIP Investor Freedom 2025 Portfolio and VIP Investor Freedom 2030 Portfolio (the Funds) are funds of Variable Insurance Products Fund V (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Each Fund is authorized to issue an unlimited number of shares. The Funds invest primarily in a combination of other VIP equity, bond, and short-term funds (the Underlying Funds) managed by Fidelity Management & Research Company (FMR). Shares of each Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from the Underlying Funds, if any, are recorded on the ex-dividend date.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of each Fund and do not include any expenses associated with the Underlying Funds. Although not included in each Fund's expenses, each Fund indirectly bears its proportionate share of the Underlying Funds' expenses through the impact of these expenses on each Underlying Fund's NAV. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of December 31, 2016, each Fund did not have any unrecognized tax benefits in the financial statements; nor is each Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to short-term gain distributions from the Underlying Funds and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation) on securities
VIP Investor Freedom Income	$64,950,967	$2,833,488	$(694,492)	$2,138,996
VIP Investor Freedom 2005	20,016,708	1,058,879	(304,214)	754,665
VIP Investor Freedom 2010	57,276,901	3,622,698	(1,395,833)	2,226,865
VIP Investor Freedom 2015	91,986,219	7,867,249	(2,181,807)	5,685,442
VIP Investor Freedom 2020	179,001,132	15,523,443	(4,710,942)	10,812,501
VIP Investor Freedom 2025	151,998,650	15,619,011	(3,685,126)	11,933,885
VIP Investor Freedom 2030	145,998,765	14,245,193	(4,710,962)	9,534,231

The tax-based components of distributable earnings as of period end were as follows for each Fund:

	Undistributed ordinary income	Undistributed long-term capital gain	Net unrealized appreciation (depreciation) on securities and other investments
VIP Investor Freedom Income	$–	$415,236	$2,138,996
VIP Investor Freedom 2005	1,192	157,891	754,665
VIP Investor Freedom 2010	–	744,772	2,226,865
VIP Investor Freedom 2015	–	1,625,061	5,685,442
VIP Investor Freedom 2020	–	2,854,265	10,812,501
VIP Investor Freedom 2025	–	2,887,843	11,933,885
VIP Investor Freedom 2030	–	3,668,559	9,534,231

The tax character of distributions paid was as follows:

December 31, 2016
	Ordinary Income	Long-term Capital Gains	Total
VIP Investor Freedom Income	$1,010,739	$773,125	$1,783,864
VIP Investor Freedom 2005	317,041	306,855	623,896
VIP Investor Freedom 2010	951,251	1,091,977	2,043,228
VIP Investor Freedom 2015	1,596,843	2,413,428	4,010,271
VIP Investor Freedom 2020	2,952,455	4,750,109	7,702,564
VIP Investor Freedom 2025	2,533,855	4,746,711	7,280,566
VIP Investor Freedom 2030	2,299,899	5,247,775	7,547,674

December 31, 2015
Ordinary Income
VIP Investor Freedom Income	$1,209,681
VIP Investor Freedom 2005	421,303
VIP Investor Freedom 2010	1,222,659
VIP Investor Freedom 2015	2,085,838
VIP Investor Freedom 2020	4,068,698
VIP Investor Freedom 2025	3,447,830
VIP Investor Freedom 2030	3,084,344

3. Purchases and Redemptions of Underlying Fund Shares.

Purchases and redemptions of the Underlying Fund shares, are noted in the table below.

	Purchases ($)	Redemptions ($)
VIP Investor Freedom Income	18,401,890	16,476,126
VIP Investor Freedom 2005	6,996,760	6,935,472
VIP Investor Freedom 2010	14,288,194	15,278,972
VIP Investor Freedom 2015	22,376,108	22,107,012
VIP Investor Freedom 2020	42,678,230	43,282,918
VIP Investor Freedom 2025	41,886,520	36,630,154
VIP Investor Freedom 2030	36,183,520	27,485,511

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR Co., Inc. (the investment adviser), an affiliate of FMR, provides the Funds with investment management related services. The Funds do not pay any fees for these services.

Other Transactions. The investment adviser has entered into an administration agreement with FMR under which FMR provides management and administrative services (other than investment advisory services) necessary for the operation of each Fund. Pursuant to this agreement, FMR pays all expenses of each Fund, excluding compensation of the independent Trustees and certain other expenses such as interest expense. FMR also contracts with other Fidelity companies to perform the services necessary for the operation of each Fund. The Funds do not pay any fees for these services.

5. Expense Reductions.

FMR voluntarily agreed to reimburse each Fund to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

The following Funds were in reimbursement during the period:

	Expense Limitations	Reimbursement
VIP Investor Freedom Income	-%	$297
VIP Investor Freedom 2005	-%	$91
VIP Investor Freedom 2010	-%	$269
VIP Investor Freedom 2015	-%	$428
VIP Investor Freedom 2020	-%	$827
VIP Investor Freedom 2025	-%	$694
VIP Investor Freedom 2030	-%	$652

6. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Funds.

Report of Independent Registered Public Accounting Firm

To the Trustees of Variable Insurance Products Fund V and the Shareholders of VIP Investor Freedom Income Portfolio, VIP Investor Freedom 2005 Portfolio, VIP Investor Freedom 2010 Portfolio, VIP Investor Freedom 2015 Portfolio, VIP Investor Freedom 2020 Portfolio, VIP Investor Freedom 2025 Portfolio and VIP Investor Freedom 2030 Portfolio:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of VIP Investor Freedom Income Portfolio, VIP Investor Freedom 2005 Portfolio, VIP Investor Freedom 2010 Portfolio, VIP Investor Freedom 2015 Portfolio, VIP Investor Freedom 2020 Portfolio, VIP Investor Freedom 2025 Portfolio and VIP Investor Freedom 2030 Portfolio (the Funds), each a fund of Variable Insurance Products Fund V Trust as of December 31, 2016, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities as of December 31, 2016 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts
February 17, 2017

Trustees and Officers

The Trustees, Members of the Advisory Board (if any), and officers of the trust and funds, as applicable, are listed below. The Board of Trustees governs each fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each fund's activities, review contractual arrangements with companies that provide services to each fund, oversee management of the risks associated with such activities and contractual arrangements, and review each fund's performance.  If the interests of a fund and an underlying Fidelity® fund were to diverge, a conflict of interest could arise and affect how the Trustees and Members of the Advisory Board fulfill their fiduciary duties to the affected funds.  FMRC has structured the funds to avoid these potential conflicts, although there may be situations where a conflict of interest is unavoidable. In such instances, FMRC, the Trustees, and Members of the Advisory Board would take reasonable steps to minimize and, if possible, eliminate the conflict.  Each of the Trustees oversees 243 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the funds is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs.  The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Each fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing each fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the funds, is provided below.

Board Structure and Oversight Function. Abigail P. Johnson is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the funds. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Marie L. Knowles serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The funds' Board oversees Fidelity's investment-grade bond, money market, asset allocation and certain equity funds, and other Boards oversee Fidelity's high income, sector and other equity funds. The asset allocation funds may invest in Fidelity® funds that are overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, each fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the funds' activities and associated risks.  The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the funds' business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the funds are carried out by or through FMR, its affiliates, and other service providers, the funds' exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the funds' activities, oversight is exercised primarily through the Operations and Audit Committees.  In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board.  Appropriate personnel, including but not limited to the funds' Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the funds' Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Abigail P. Johnson (1961)

Year of Election or Appointment: 2009

Trustee

Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity® funds. Ms. Johnson serves as Chairman (2016-present), Chief Executive Officer (2014-present), and Director (2007-present) of FMR LLC (diversified financial services company), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (investment adviser firm, 2011-present) and Chairman and Director of FMR (investment adviser firm, 2011-present). Previously, Ms. Johnson served as Vice Chairman (2007-2016) and President (2013-2016) of FMR LLC, President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc. (investment adviser firm), and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity® funds (2001-2005), and managed a number of Fidelity® funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

Jennifer Toolin McAuliffe (1959)

Year of Election or Appointment: 2016

Trustee

Ms. McAuliffe also serves as Trustee of other Fidelity® funds. Ms. McAuliffe previously served as a Member of the Advisory Board of certain Fidelity® funds (2016) and as Co-Head of Fixed Income of Fidelity Investments Limited (now known as FIL Limited (FIL)) (diversified financial services company). Earlier roles at FIL included Director of Research for FIL’s credit and quantitative teams in London, Hong Kong and Tokyo. Ms. McAuliffe also was the Director of Research for taxable and municipal bonds at Fidelity Investments Money Management, Inc. Ms. McAuliffe is also a director or trustee of several not-for-profit entities.

 * Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for each fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Elizabeth S. Acton (1951)

Year of Election or Appointment: 2013

Trustee

Ms. Acton also serves as Trustee of other Fidelity® funds. Prior to her retirement in April 2012, Ms. Acton was Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011), and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board of Directors and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present). Previously, Ms. Acton served as a Member of the Advisory Board of certain Fidelity® funds (2013-2016).

John Engler (1948)

Year of Election or Appointment: 2014

Trustee

Mr. Engler also serves as Trustee of other Fidelity® funds. He serves as president of the Business Roundtable (2011-present), and on the board of directors for Universal Forest Products (manufacturer and distributor of wood and wood-alternative products, 2003-present) and K12 Inc. (technology-based education company, 2012-present). Previously, Mr. Engler served as a Member of the Advisory Board of certain Fidelity® funds (2014-2016), a trustee of The Munder Funds (2003-2014), president and CEO of the National Association of Manufacturers (2004-2011), member of the Board of Trustees of the Annie E. Casey Foundation (2004-2015), and as governor of Michigan (1991-2003). He is a past chairman of the National Governors Association.

Albert R. Gamper, Jr. (1942)

Year of Election or Appointment: 2007

Trustee

Mr. Gamper also serves as Trustee of other Fidelity® funds. Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), and Member of the Board of Trustees of Barnabas Health Care System (1997-present). Previously, Mr. Gamper served as Chairman (2012-2015) and Vice Chairman (2011-2012) of the Independent Trustees of certain Fidelity® funds and as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (1951)

Year of Election or Appointment: 2010

Trustee

Mr. Gartland also serves as Trustee of other Fidelity® funds. Mr. Gartland is Chairman and an investor in Gartland & Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (1947)

Year of Election or Appointment: 2008

Trustee

Vice Chairman of the Independent Trustees

Mr. Johnson also serves as Trustee of other Fidelity® funds. Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation plc (diversified power management, 2009-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008), AGL Resources, Inc. (holding company, 2002-2016), and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)

Year of Election or Appointment: 2009

Trustee

Mr. Kenneally also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management. Before joining Credit Suisse, he was an Executive Vice President and Chief Investment Officer for Bank of America Corporation. Earlier roles at Bank of America included Director of Research, Senior Portfolio Manager and Research Analyst, and Mr. Kenneally was awarded the Chartered Financial Analyst (CFA) designation in 1991.

Marie L. Knowles (1946)

Year of Election or Appointment: 2001

Trustee

Chairman of the Independent Trustees

Ms. Knowles also serves as Trustee of other Fidelity® funds. Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company (pipeline and tanker operations). Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is a member of the Board of the Santa Catalina Island Company (real estate, 2009-present). Ms. Knowles is a Member of the Investment Company Institute Board of Governors and a Member of the Governing Council of the Independent Directors Council (2014-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007), URS Corporation (engineering and construction, 2000-2003) and America West (airline, 1999-2002). Ms. Knowles previously served as Vice Chairman of the Independent Trustees of certain Fidelity® funds (2012-2015).

Mark A. Murray (1954)

Year of Election or Appointment: 2016

Trustee

Mr. Murray also serves as Trustee of other Fidelity® funds. Mr. Murray is Vice Chairman (2013-present) of Meijer, Inc. (regional retail chain). Previously, Mr. Murray served as a Member of the Advisory Board of certain Fidelity® funds (2016) and as Co-Chief Executive Officer (2013-2016) and President (2006-2013) of Meijer, Inc. Mr. Murray serves as a member of the Board of Directors and Nuclear Review and Public Policy and Responsibility Committees of DTE Energy Company (diversified energy company, 2009-present). Mr. Murray also serves as a member of the Board of Directors of Spectrum Health (not-for-profit health system, 2015-present). Mr. Murray previously served as President of Grand Valley State University (2001-2006), Treasurer for the State of Michigan (1999-2001), Vice President of Finance and Administration for Michigan State University (1998-1999), and a member of the Board of Directors and Audit Committee and Chairman of the Nominating and Corporate Governance Committee of Universal Forest Products, Inc. (manufacturer and distributor of wood and wood-alternative products, 2004-2016). Mr. Murray is also a director or trustee of many community and professional organizations.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for each fund.

Advisory Board Members and Officers:

Correspondence intended for an officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Marc R. Bryant (1966)

Year of Election or Appointment: 2015

Secretary and Chief Legal Officer (CLO)

Mr. Bryant also serves as Secretary and CLO of other funds. Mr. Bryant serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company (investment adviser firm, 2015-present) and FMR Co., Inc. (investment adviser firm, 2015-present); Secretary of Fidelity SelectCo, LLC (investment adviser firm, 2015-present) and Fidelity Investments Money Management, Inc. (investment adviser firm, 2015-present); and CLO of Fidelity Management & Research (Hong Kong) Limited and FMR Investment Management (UK) Limited (investment adviser firms, 2015-present) and Fidelity Management & Research (Japan) Limited (investment adviser firm, 2016-present). He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company). Previously, Mr. Bryant served as Secretary and CLO of Fidelity Rutland Square Trust II (2010-2014) and Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds (2013-2015). Prior to joining Fidelity Investments, Mr. Bryant served as a Senior Vice President and the Head of Global Retail Legal for AllianceBernstein L.P. (2006-2010), and as the General Counsel for ProFund Advisors LLC (2001-2006).

Jeffrey S. Christian (1961)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Christian also serves as Assistant Treasurer of other funds. Mr. Christian is an employee of Fidelity Investments (2003-present).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds, and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Adrien E. Deberghes (1967)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2016-present) and is an employee of Fidelity Investments (2008-present). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005). Previously, Mr. Deberghes served in other fund officer roles.

Stephanie J. Dorsey (1969)

Year of Election or Appointment: 2013

President and Treasurer

Ms. Dorsey also serves as an officer of other funds. She is an employee of Fidelity Investments (2008-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Howard J. Galligan III (1966)

Year of Election or Appointment: 2014

Chief Financial Officer

Mr. Galligan also serves as Chief Financial Officer of other funds. Mr. Galligan serves as President of Fidelity Pricing and Cash Management Services (FPCMS) (2014-present) and as a Director of Strategic Advisers, Inc. (investment adviser firm, 2008-present). Previously, Mr. Galligan served as Chief Administrative Officer of Asset Management (2011-2014) and Chief Operating Officer and Senior Vice President of Investment Support for Strategic Advisers, Inc. (2003-2011).

Scott C. Goebel (1968)

Year of Election or Appointment: 2015

Vice President

Mr. Goebel serves as Vice President of other funds and is an employee of Fidelity Investments (2001-present). Previously, Mr. Goebel served as Senior Vice President of Fidelity Management & Research Company (FMR) (investment adviser firm, 2016), Secretary of Fidelity SelectCo, LLC (investment adviser firm, 2013-2015), Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2010-2015), and Fidelity Research and Analysis Company (FRAC) (investment adviser firm, 2010-2015); General Counsel, Secretary, and Senior Vice President of FMR (investment adviser firm, 2008-2015) and FMR Co., Inc. (investment adviser firm, 2008-2015); Assistant Secretary of Fidelity Management & Research (Japan) Limited (investment adviser firm, 2008-2015) and Fidelity Management & Research (U.K.) Inc. (investment adviser firm, 2008-2015); Chief Legal Officer (CLO) of Fidelity Management & Research (Hong Kong) Limited (investment adviser firm, 2008-2015); Secretary and CLO of certain Fidelity® funds (2008-2015); Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and certain funds (2007-2008); and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

Colm A. Hogan (1973)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan is an employee of Fidelity Investments (2005-present).

Chris Maher (1972)

Year of Election or Appointment: 2013

Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

John B. McGinty, Jr. (1962)

Year of Election or Appointment: 2016

Chief Compliance Officer

Mr. McGinty also serves as Chief Compliance Officer of other funds. Mr. McGinty is Senior Vice President of Asset Management Compliance for Fidelity Investments and is an employee of Fidelity Investments (2016-present). Mr. McGinty previously served as Vice President, Senior Attorney at Eaton Vance Management (investment management firm, 2015-2016), and prior to Eaton Vance as global CCO for all firm operations and registered investment companies at GMO LLC (investment management firm, 2009-2015). Before joining GMO LLC, Mr. McGinty served as Senior Vice President, Deputy General Counsel for Fidelity Investments (2007-2009).

John F. Papandrea (1972)

Year of Election or Appointment: 2016

Anti-Money Laundering (AML) Officer

Mr. Papandrea also serves as AML Officer of other funds. Mr. Papandrea is Vice President of FMR LLC (diversified financial services company, 2008-present) and is an employee of Fidelity Investments (2005-present).

Jason P. Pogorelec (1975)

Year of Election or Appointment: 2015

Assistant Secretary

Mr. Pogorelec also serves as Assistant Secretary of other funds. Mr. Pogorelec serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2006-present).

Nancy D. Prior (1967)

Year of Election or Appointment: 2014

Vice President

Ms. Prior also serves as Vice President of other funds. Ms. Prior serves as a Director of FMR Investment Management (UK) Limited (investment adviser firm, 2015-present), President (2016-present) and Director (2014-present) of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm), President, Fixed Income (2014-present), Vice Chairman of FIAM LLC (investment adviser firm, 2014-present), and is an employee of Fidelity Investments (2002-present). Previously, Ms. Prior served as Vice President of Fidelity's Money Market Funds (2012-2014), President, Money Market and Short Duration Bond Group of Fidelity Management & Research (FMR) (investment adviser firm, 2013-2014), President, Money Market Group of FMR (2011-2013), Managing Director of Research (2009-2011), Senior Vice President and Deputy General Counsel (2007-2009), and Assistant Secretary of certain Fidelity® funds (2008-2009).

Stacie M. Smith (1974)

Year of Election or Appointment: 2013

Assistant Treasurer

Ms. Smith also serves as an officer of other funds. She is an employee of Fidelity Investments (2009-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Deputy Treasurer of certain Fidelity® funds (2013-2016).

Marc L. Spector (1972)

Year of Election or Appointment: 2016

Deputy Treasurer

Mr. Spector also serves as an officer of other funds. Mr. Spector is an employee of Fidelity Investments (2016-present). Prior to joining Fidelity Investments, Mr. Spector served as Director at the Siegfried Group (accounting firm, 2013-2016), and prior to Siegfried Group as audit senior manager at Deloitte & Touche (accounting firm, 2005-2013).

Renee Stagnone (1975)

Year of Election or Appointment: 2016

Assistant Treasurer

Ms. Stagnone also serves as an officer of other funds. Ms. Stagnone is an employee of Fidelity Investments (1997-present). Previously, Ms. Stagnone served as Deputy Treasurer of certain Fidelity® funds (2013-2016).

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2016 to December 31, 2016).

Actual Expenses

The first line of the accompanying table for each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, each Fund, as a shareholder in underlying Fidelity Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Funds. These fees and expenses are not included in each Fund's annualized expense ratio used to calculate the expense estimates in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each fund provides information about hypothetical account values and hypothetical expenses based on a fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, each Fund, as a shareholder in underlying Fidelity Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Funds. These fees and expenses are not included in each Fund's annualized expense ratio used to calculate the expense estimates in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value July 1, 2016	Ending Account Value December 31, 2016	Expenses Paid During Period-B July 1, 2016 to December 31, 2016
VIP Investor Freedom Income	- %
Actual		$1,000.00	$1,014.30	$-
Hypothetical-C		$1,000.00	$1,025.14	$-
VIP Investor Freedom 2005	- %
Actual		$1,000.00	$1,023.00	$-
Hypothetical-C		$1,000.00	$1,025.14	$-
VIP Investor Freedom 2010	- %
Actual		$1,000.00	$1,028.30	$-
Hypothetical-C		$1,000.00	$1,025.14	$-
VIP Investor Freedom 2015	- %
Actual		$1,000.00	$1,035.40	$-
Hypothetical-C		$1,000.00	$1,025.14	$-
VIP Investor Freedom 2020	- %
Actual		$1,000.00	$1,039.20	$-
Hypothetical-C		$1,000.00	$1,025.14	$-
VIP Investor Freedom 2025	- %
Actual		$1,000.00	$1,044.00	$-
Hypothetical-C		$1,000.00	$1,025.14	$-
VIP Investor Freedom 2030	- %
Actual		$1,000.00	$1,055.30	$-
Hypothetical-C		$1,000.00	$1,025.14	$-

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Funds in which each Fund invests are not included in each Fund's annualized expense ratio.

 C 5% return per year before expenses

Distributions (Unaudited)

The Board of Trustees of each fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities:

	Pay Date	Record Date	Capital Gains
VIP Investor Freedom Income Portfolio	02/10/17	02/10/17	$0.070
VIP Investor Freedom 2005 Portfolio	02/10/17	02/10/17	$0.087
VIP Investor Freedom 2010 Portfolio	02/10/17	02/10/17	$0.147
VIP Investor Freedom 2015 Portfolio	02/10/17	02/10/17	$0.192
VIP Investor Freedom 2020 Portfolio	02/10/17	02/10/17	$0.178
VIP Investor Freedom 2025 Portfolio	02/10/17	02/10/17	$0.214
VIP Investor Freedom 2030 Portfolio	02/10/17	02/10/17	$0.273

The funds hereby designate as capital gain dividend the amounts noted below for the taxable year ended December 31, 2016, or, if subsequently determined to be different, the net capital gain of such year.

VIP Investor Freedom Income Portfolio	$432,017
VIP Investor Freedom 2005 Portfolio	$161,089
VIP Investor Freedom 2010 Portfolio	$763,223
VIP Investor Freedom 2015 Portfolio	$1,647,286
VIP Investor Freedom 2020 Portfolio	$2,888,344
VIP Investor Freedom 2025 Portfolio	$2,933,929
VIP Investor Freedom 2030 Portfolio	$3,697,449

A percentage of the dividends distributed during the fiscal year for the following funds were derived from interest on U.S. Government securities which is generally exempt from state income tax:

VIP Investor Freedom Income Portfolio	3.86%
VIP Investor Freedom 2005 Portfolio	2.55%
VIP Investor Freedom 2010 Portfolio	1.92%
VIP Investor Freedom 2015 Portfolio	1.45%
VIP Investor Freedom 2020 Portfolio	1.15%
VIP Investor Freedom 2025 Portfolio	0.93%

A percentage of the dividends distributed during the fiscal year for the following funds qualify for the dividends–received deduction for corporate shareholders:

VIP Investor Freedom Income Portfolio
February 2016	4%
December 2016	13%
VIP Investor Freedom 2005 Portfolio
December 2016	18%
VIP Investor Freedom 2010 Portfolio
February 2016	8%
December 2016	22%
VIP Investor Freedom 2015 Portfolio
February 2016	5%
December 2016	26%
VIP Investor Freedom 2020 Portfolio
February 2016	26%
December 2016	30%
VIP Investor Freedom 2025 Portfolio
December 2016	33%
VIP Investor Freedom 2030 Portfolio
February 2016	16%
December 2016	42%

The amounts per share which represent income derived from sources within, and taxes paid to, foreign countries or possessions of the United States are as follows:

	Pay Date	Income	Taxes
VIP Investor Freedom Income Portfolio	12/29/16	$0.0141	$0.0017
VIP Investor Freedom 2005 Portfolio	12/29/16	$0.0199	$0.0023
VIP Investor Freedom 2010 Portfolio	12/29/16	$0.0261	$0.0030
VIP Investor Freedom 2015 Portfolio	12/29/16	$0.0308	$0.0035
VIP Investor Freedom 2020 Portfolio	12/29/16	$0.0336	$0.0037
VIP Investor Freedom 2025 Portfolio	12/29/16	$0.0388	$0.0043
VIP Investor Freedom 2030 Portfolio	12/29/16	$0.0455	$0.0049

Board Approval of Investment Advisory Contracts and Management Fees

VIP Investor Freedom Funds

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract (the Advisory Contract) with FMR Co., Inc. (FMRC), an affiliate of Fidelity Management & Research Company (FMR), and the administration agreement between FMRC and FMR for each fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts and administration agreements throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of each fund's Advisory Contract and administration agreement, including the services and support provided to each fund and its shareholders. The Board has established four standing committees (Committees) — Operations, Audit, Fair Valuation, and Governance and Nominating — each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of each fund's Advisory Contract and administration agreement. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of each fund's Advisory Contract and administration agreement. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts and administration agreements. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2016 meeting, the Board unanimously determined to renew each fund's Advisory Contract and administration agreement. In reaching its determination, the Board considered all factors it believed relevant and reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contract was in the best interests of each fund and its shareholders and that the fact that no fees are payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. In reaching its determination, the Board was aware that shareholders of each fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that each fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in that fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the funds, including the backgrounds of investment personnel of FMRC, and also considered the funds' investment objectives, strategies, and related investment philosophies. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups with responsibility for the underlying Fidelity funds in which each fund invests. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of each fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by Fidelity under the Advisory Contract and under separate agreements covering administration, transfer agency, and pricing and bookkeeping services for each fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, each fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to investment research and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs; (iv) broadening eligibility requirements for certain lower-priced share classes of, and streamlining the fee structure for, certain existing equity index funds; (v) lowering expense caps for certain existing funds and classes to reduce expenses paid by shareholders; (vi) eliminating redemption fees for certain variable insurance product funds and classes; (vii) continuing to launch dedicated lower cost underlying funds to meet portfolio construction needs related to expanding underlying fund options for Fidelity funds of funds, specifically for the Freedom Fund product lines; (viii) launching a lower cost share class for use by the Freedom Index Fund product line; (ix) rationalizing product lines and gaining increased efficiencies through fund mergers and share class consolidations; (x) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; (xi) implementing investment enhancements to further strengthen Fidelity's target date product line to increase investors' probability of success in achieving their goals; (xii) accelerating the conversion of all remaining Class B shares to Class A shares, which have a lower expense structure; and (xiii) implementing changes to Fidelity's money market fund product line in response to recent regulatory reforms.

Investment Performance.  The Board considered whether each fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions with representatives of the investment adviser about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for each fund for different time periods, measured against one or more securities market indices, including a customized blended index representative of the fund's asset classes (each a "benchmark index") and a peer group of funds with similar objectives ("peer group"), if any. In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds for specific time periods and discussed with the investment adviser the reasons for such underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on gross performance (before fees and expenses, including acquired fund fees and expenses, but after transaction costs, if any) compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and on net performance (after fees and expenses, including acquired fund fees and expenses) compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; the extent to which particular underlying funds affected performance; and fund cash flows and other factors. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for each fund and an appropriate benchmark index for the most recent one-, three-, and five-year periods.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to each fund under the Advisory Contracts should continue to benefit the shareholders of each fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board noted that the funds do not pay FMRC a management fee for investment advisory services, and that each fund bears indirectly the fees and expenses, including the management fees, paid by the underlying Fidelity funds in which it invests. The Board considered each fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month periods shown in basis points (BP) in the charts below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than a fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than a fund. The funds' actual TMG %s and the number of funds in the Total Mapped Group are in the charts below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which a fund's management fee rate ranked, is also included in the charts and considered by the Board.

VIP Investor Freedom 2005 Portfolio

VIP Investor Freedom 2010 Portfolio

VIP Investor Freedom 2015 Portfolio

VIP Investor Freedom 2020 Portfolio

VIP Investor Freedom 2025 Portfolio

VIP Investor Freedom 2030 Portfolio

VIP Investor Freedom Income Portfolio

The Board noted that each fund's management fee rate of 0.00% ranked below the median of its Total Mapped Group and below the median of its ASPG for 2015. The Board further noted that many peer funds pay fund-level expenses, including management fees, to which the funds are not subject.

The Board noted that, in 2014, the ad hoc Committee on Group Fee was formed by it and the boards of other Fidelity funds to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures, and that while the funds do not pay a management fee, they indirectly bear a portion of the management fees paid by the Fidelity funds in which they invest, some of which are subject to the group fee. The Committee's focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component (such as the funds) and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

Based on its review, the Board concluded that each fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of each fund's total expense ratio, the Board considered that the funds do not pay transfer agent fees. Instead, the applicable class of each underlying Fidelity fund bears its pro rata portion of each fund's transfer agent fee according to the percentage of each fund's assets invested in that underlying fund. The Board further noted that FMR pays all other expenses of each fund, with limited exceptions, pursuant to the administration agreement between FMRC and FMR with respect to each fund.

The Board noted that each fund's total expense ratio ranked below the competitive median for 2015.

In considering each fund's total expense ratio, the Board also considered an alternative competitive analysis that included both top level (i.e., direct) fund fees and acquired fund fees and expenses for the fund and the other funds and classes to which it is compared. The Board noted that, under this alternative competitive analysis, each fund's total expense ratio ranked below the competitive median for 2015.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that an ad hoc joint committee created by it and the boards of other Fidelity funds periodically (most recently in 2013) reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that each fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the level of Fidelity's profits in respect of all the Fidelity funds, including the Fidelity funds in which the funds invest.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the funds' business.

The Board concluded that the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund were not relevant to the renewal of each fund's Advisory Contract because the funds do not pay management fees and FMR pays all other expenses of each fund, with limited exceptions.

Economies of Scale.  The Board concluded that because the funds do not pay management fees and FMR pays all other expenses of each fund, with limited exceptions, economies of scale cannot be realized by the funds, but may be realized by the other Fidelity funds in which each fund invests, many of which may benefit from breakpoints under the group fee arrangement.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds; (v) Fidelity's voluntary waiver of its fees to maintain minimum yields for certain money market funds and classes as well as contractual waivers in place for certain funds; (vi) the methodology with respect to competitive fund data and peer group classifications; (vii) Fidelity's transfer agent fee, expense, and service structures for different funds and classes relative to competitive trends, and the impact of the increased use of omnibus accounts; (viii) Fidelity's long-term expectations for its offerings in the workplace investing channel; (ix) new developments in the retail and institutional marketplaces; (x) the approach to considering "fall-out" benefits; and (xi) the impact of money market reform on Fidelity's money market funds, including with respect to costs and profitability. In addition, the Board considered its discussions with Fidelity throughout the year regarding enhanced information security initiatives and the funds' fair valuation policies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee structures are fair and reasonable, and that each fund's Advisory Contract should be renewed.

VIPIFF-ANN-0217
1.814507.111

Fidelity® Variable Insurance Products: FundsManager - 20%, 50%, 60%, 70%, 85% Portfolio Annual Report December 31, 2016

Contents

Performance
Management's Discussion of Fund Performance
VIP FundsManager® 20% Portfolio
Investment Summary
Investments
Financial Statements
VIP FundsManager® 50% Portfolio
Investment Summary
Investments
Financial Statements
VIP FundsManager® 60% Portfolio
Investment Summary
Investments
Financial Statements
VIP FundsManager® 70% Portfolio
Investment Summary
Investments
Financial Statements
VIP FundsManager® 85% Portfolio
Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity® Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2017 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Funds nor Fidelity Distributors Corporation is a bank.

VIP FundsManager® 20% Portfolio

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. Performance numbers are net of all underlying fund operating expenses, but do not include any insurance charges imposed by your insurance company’s separate account. If performance information included the effect of these additional charges, the total returns would have been lower. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended December 31, 2016	Past 1 year	Past 5 years	Past 10 years
Service Class	2.83%	3.62%	3.49%
Service Class 2	2.66%	3.45%	3.33%
Investor Class	2.93%	3.62%	3.49%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in VIP FundsManager® 20% Portfolio - Investor Class on December 31, 2006.

The chart shows how the value of your investment would have changed, and also shows how the Bloomberg Barclays U.S. Aggregate Bond Index performed over the same period.

Period Ending Values
$14,098	VIP FundsManager® 20% Portfolio - Investor Class
$15,300	Bloomberg Barclays U.S. Aggregate Bond Index

Effective August 24, 2016, all Barclays benchmark indices were co-branded as the Bloomberg Barclays Indices for a period of five years.

VIP FundsManager® 50% Portfolio

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. Performance numbers are net of all underlying fund operating expenses, but do not include any insurance charges imposed by your insurance company’s separate account. If performance information included the effect of these additional charges, the total returns would have been lower. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended December 31, 2016	Past 1 year	Past 5 years	Past 10 years
Service Class	4.31%	6.79%	4.31%
Service Class 2	4.08%	6.64%	4.16%
Investor Class	4.22%	6.78%	4.30%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in VIP FundsManager® 50% Portfolio - Investor Class on December 31, 2006.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Period Ending Values
$15,242	VIP FundsManager® 50% Portfolio - Investor Class
$19,572	S&P 500® Index

VIP FundsManager® 60% Portfolio

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. Performance numbers are net of all underlying fund operating expenses, but do not include any insurance charges imposed by your insurance company’s separate account. If performance information included the effect of these additional charges, the total returns would have been lower. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended December 31, 2016	Past 1 year	Past 5 years	Life of fundA
Service Class	4.79%	7.96%	4.59%
Service Class 2	4.65%	7.80%	4.43%
Investor Class	4.79%	7.98%	4.59%

 A From August 22, 2007

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in VIP FundsManager® 60% Portfolio - Investor Class on August 22, 2007, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Period Ending Values
$15,221	VIP FundsManager® 60% Portfolio - Investor Class
$18,741	S&P 500® Index

VIP FundsManager® 70% Portfolio

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. Performance numbers are net of all underlying fund operating expenses, but do not include any insurance charges imposed by your insurance company’s separate account. If performance information included the effect of these additional charges, the total returns would have been lower. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended December 31, 2016	Past 1 year	Past 5 years	Past 10 years
Service Class	5.04%	8.85%	4.47%
Service Class 2	4.86%	8.70%	4.32%
Investor Class	4.96%	8.86%	4.46%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in VIP FundsManager® 70% Portfolio - Investor Class on December 31, 2006.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Period Ending Values
$15,475	VIP FundsManager® 70% Portfolio - Investor Class
$19,572	S&P 500® Index

VIP FundsManager® 85% Portfolio

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. Performance numbers are net of all underlying fund operating expenses, but do not include any insurance charges imposed by your insurance company’s separate account. If performance information included the effect of these additional charges, the total returns would have been lower. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended December 31, 2016	Past 1 year	Past 5 years	Past 10 years
Service Class	5.66%	10.26%	4.46%
Service Class 2	5.47%	10.09%	4.30%
Investor Class	5.66%	10.24%	4.45%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in VIP FundsManager® 85% Portfolio - Investor Class on December 31, 2006.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Period Ending Values
$15,461	VIP FundsManager® 85% Portfolio - Investor Class
$19,572	S&P 500® Index

Management's Discussion of Fund Performance

Market Recap:  The MSCI ACWI (All Country World Index) Index of global equities gained 8.32% for the year ending December 31, 2016. Amid early concerns about energy prices and global growth, central banks in Europe, Japan and China took action to reignite their economies. The U.S. Federal Reserve added fuel by relaxing its rate-hike stance. Stocks recovered nicely until the U.K.’s June vote to exit the European Union (Brexit) touched off near-tumult in global markets. After a sharp initial rebound, the MSCI index arced generally upward through year end, even as the Fed raised target rates in December. Small-cap stocks handily bested large-caps in both U.S. and overseas markets, and value-oriented stocks far outpaced growth counterparts. Regionally, Canada (+25%) and emerging markets (+12%) were helped by rising commodity prices. The U.S. (+12%) saw a notable bump-up around the time of the presidential election. Japan (+3%) lagged the index and the rest of the Asia Pacific group (+6%). Europe (+1%) and the U.K. (-1%) battled Brexit stress much of the year. Meanwhile, the Bloomberg Barclays U.S. Aggregate Bond Index rose 2.65%. Within the Bloomberg Barclays index, corporate credit led major segments; U.S. Treasuries lagged. Elsewhere, riskier, non-core fixed-income segments such as emerging-markets and U.S. high-yield debt posted strong gains; inflation-protected securities also outperformed.

Comments from Portfolio Manager Xuehai En:  For the year, the Portfolios' share classes trailed their respective Composite benchmarks. The early and later months of the period were challenging for Fidelity’s growth-tilted investment style, resulting in poor U.S. stock selection, which was the primary factor hampering relative performance. Similar to Fidelity’s domestic equity funds, our diversified international funds also have a growth bias. As a result, selection among foreign developed-markets (DM) equities also worked against relative results. Positioning in out-of-benchmark emerging markets (EM) further dampened performance versus the benchmark, chiefly due to overweight exposure to lagging Asian markets. On the plus side, asset allocation contributed to relative performance, led by our fixed-income strategy. Here we underweighted cash and investment-grade bonds to fund various non-benchmark positions. Within equity allocation, a small stake in EM stocks helped, but effects were largely offset by roughly neutral exposure to foreign DM equities. Regarding allocation shifts, I trimmed the Portfolios' exposure to high-yield bonds, long-term Treasuries and REITs (real estate investment trusts), while increasing our allocations to U.S. equities, commodities and TIPS (Treasury Inflation-Protected Securities).

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

VIP FundsManager® 20% Portfolio

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of December 31, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Fidelity U.S. Bond Index Fund Institutional Premium Class	42.8	43.5
Fidelity Investments Money Market Treasury Portfolio Institutional Class 0.39%	15.6	15.6
Fidelity Investments Money Market Government Portfolio Institutional Class 0.43%	13.6	13.1
Fidelity Floating Rate High Income Fund	2.3	2.0
Fidelity Technology Portfolio	2.2	1.7
Fidelity Inflation-Protected Bond Index Fund Institutional Class	2.0	2.1
Fidelity Overseas Fund	1.7	1.8
Fidelity Consumer Discretionary Portfolio	1.2	1.0
Fidelity Medical Equipment and Systems Portfolio	1.1	1.2
Fidelity International Small Cap Fund	1.0	0.6
	83.5

Asset Allocation (% of fund's net assets)

As of December 31, 2016
Domestic Equity Funds	16.7%
International Equity Funds	6.2%
Fixed-Income Funds	47.9%
Money Market Funds	29.2%

As of June 30, 2016
Domestic Equity Funds	15.4%
International Equity Funds	6.1%
Fixed-Income Funds	49.8%
Money Market Funds	28.7%

VIP FundsManager® 20% Portfolio

Investments December 31, 2016

Showing Percentage of Net Assets

Equity Funds - 22.9%
	Shares	Value
Domestic Equity Funds - 16.7%
Fidelity Air Transportation Portfolio (a)	2,922	$217,023
Fidelity Banking Portfolio (a)	181,984	5,859,884
Fidelity Biotechnology Portfolio (a)	22,954	3,995,109
Fidelity Blue Chip Growth Fund (a)	1,170	78,789
Fidelity Chemicals Portfolio (a)	31,669	4,668,023
Fidelity Construction and Housing Portfolio (a)	2,303	135,549
Fidelity Consumer Discretionary Portfolio (a)	259,903	9,184,960
Fidelity Consumer Staples Portfolio (a)	82,947	7,454,481
Fidelity Defense and Aerospace Portfolio (a)	33,479	4,323,196
Fidelity Dividend Growth Fund (a)	718	23,130
Fidelity Energy Portfolio (a)	154,571	7,227,726
Fidelity Energy Service Portfolio (a)	16,384	914,248
Fidelity Environmental and Alternative Energy Portfolio (a)	1,745	39,354
Fidelity Equity Dividend Income Fund (a)	27,847	747,422
Fidelity Extended Market Index Fund Premium Class (a)	341	18,920
Fidelity Financial Services Portfolio (a)	68,212	6,733,933
Fidelity Global Commodity Stock Fund (a)	178,845	2,019,156
Fidelity Gold Portfolio (a)	7,228	138,494
Fidelity Health Care Portfolio (a)	19,160	3,540,892
Fidelity Industrial Equipment Portfolio (a)	62,385	2,440,483
Fidelity Industrials Portfolio (a)	71,809	2,323,025
Fidelity Insurance Portfolio (a)	92,066	7,140,619
Fidelity IT Services Portfolio (a)	1,566	65,643
Fidelity Large Cap Stock Fund (a)	43,492	1,276,920
Fidelity Materials Portfolio (a)	1,566	119,193
Fidelity Medical Equipment and Systems Portfolio (a)	224,565	8,268,474
Fidelity Multimedia Portfolio (a)	9,999	744,989
Fidelity Natural Gas Portfolio (a)	156	4,608
Fidelity OTC Portfolio (a)	853	71,053
Fidelity Real Estate Investment Portfolio (a)	70,338	2,932,384
Fidelity Retailing Portfolio (a)	25,424	2,789,498
Fidelity Semiconductors Portfolio (a)	57,483	5,490,805
Fidelity Series Commodity Strategy Fund (a)(b)	673,970	3,652,915
Fidelity Small Cap Value Fund (a)	7,332	137,907
Fidelity Software and IT Services Portfolio (a)	43,250	5,570,581
Fidelity Stock Selector Large Cap Value Fund (a)	9,178	171,165
Fidelity Technology Portfolio (a)	126,002	16,396,670
Fidelity Telecommunications Portfolio (a)	54,976	3,838,407
Fidelity Transportation Portfolio (a)	21,816	1,965,389
Fidelity Utilities Portfolio (a)	22,918	1,633,602

TOTAL DOMESTIC EQUITY FUNDS		124,354,619

International Equity Funds - 6.2%
Fidelity Canada Fund (a)	8,834	431,959
Fidelity Diversified International Fund (a)	4,349	144,810
Fidelity Emerging Asia Fund (a)	59,227	1,838,989
Fidelity Emerging Markets Fund (a)	137,938	3,077,400
Fidelity Europe Fund (a)	4,592	154,384
Fidelity International Capital Appreciation Fund (a)	162,805	2,601,628
Fidelity International Discovery Fund (a)	11,362	414,483
Fidelity International Index Fund Premium Class (a)	200,458	7,080,181
Fidelity International Real Estate Fund (a)	1,228	11,653
Fidelity International Small Cap Fund (a)	331,908	7,733,455
Fidelity International Small Cap Opportunities Fund (a)	173,986	2,531,502
Fidelity Japan Fund (a)	207,565	2,486,628
Fidelity Japan Smaller Companies Fund (a)	142,426	2,086,539
Fidelity Nordic Fund (a)	27,850	1,250,724
Fidelity Overseas Fund (a)	328,729	12,997,931
Fidelity Pacific Basin Fund (a)	63,224	1,672,908

TOTAL INTERNATIONAL EQUITY FUNDS		46,515,174

TOTAL EQUITY FUNDS
(Cost $149,834,423)		170,869,793

Fixed-Income Funds - 47.9%
Fidelity Floating Rate High Income Fund (a)	1,787,940	17,235,740
Fidelity Focused High Income Fund (a)	30	254
Fidelity Inflation-Protected Bond Index Fund Institutional Class (a)	1,567,251	15,155,316
Fidelity Long-Term Treasury Bond Index Fund Premium Class (a)	143,492	1,805,127
Fidelity New Markets Income Fund (a)	253,187	3,949,714
Fidelity U.S. Bond Index Fund Institutional Premium Class (a)	27,790,443	319,312,189
TOTAL FIXED-INCOME FUNDS
(Cost $350,725,925)		357,458,340

Money Market Funds - 29.2%
Fidelity Investments Money Market Government Portfolio Institutional Class 0.43% (a)(c)	101,890,397	101,890,397
Fidelity Investments Money Market Treasury Portfolio Institutional Class 0.39% (a)(c)	116,570,396	116,570,396
TOTAL MONEY MARKET FUNDS
(Cost $218,460,793)		218,460,793
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $719,021,141)		746,788,926
NET OTHER ASSETS (LIABILITIES) - 0.0%		(126,504)
NET ASSETS - 100%		$746,662,422

Legend

 (a) Affiliated Fund

 (b) Non-income producing

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Air Transportation Portfolio	$274,921	$219,195	$276,333	$71	$217,023
Fidelity Banking Portfolio	5,195,707	411,231	904,133	44,248	5,859,884
Fidelity Biotechnology Portfolio	-	4,082,937	-	-	3,995,109
Fidelity Blue Chip Growth Fund	812,111	217,438	861,217	113	78,789
Fidelity Blue Chip Value Fund	2,032,236	419,475	2,470,656	-	-
Fidelity Brokerage and Investment Management Portfolio	180,085	-	152,777	-	-
Fidelity Canada Fund	-	436,917	-	3,402	431,959
Fidelity Chemicals Portfolio	1,940,637	3,325,947	981,304	54,286	4,668,023
Fidelity China Region Fund	1,656,220	-	1,452,854	-	-
Fidelity Computers Portfolio	1,814,151	1,674	1,766,609	1,633	-
Fidelity Construction and Housing Portfolio	4,054,379	168,848	4,065,142	1,280	135,549
Fidelity Consumer Discretionary Portfolio	8,257,010	3,007,602	2,255,137	80,774	9,184,960
Fidelity Consumer Staples Portfolio	8,896,189	3,336,716	4,782,583	131,706	7,454,481
Fidelity Contrafund	4,905,226	1,641,708	6,173,710	251	-
Fidelity Defense and Aerospace Portfolio	2,117,669	1,899,239	153,307	36,354	4,323,196
Fidelity Diversified International Fund	11,563,792	149,023	10,681,640	1,568	144,810
Fidelity Dividend Growth Fund	21,407	360	-	360	23,130
Fidelity Emerging Asia Fund	4,173,569	26,196	2,401,601	22,610	1,838,989
Fidelity Emerging Markets Fund	1,074,715	2,427,206	348,523	22,670	3,077,400
Fidelity Energy Portfolio	4,793,372	4,158,771	3,273,854	36,657	7,227,726
Fidelity Energy Service Portfolio	835,917	884,003	878,475	1,079	914,248
Fidelity Environmental and Alternative Energy Portfolio	-	36,948	-	209	39,354
Fidelity Equity Dividend Income Fund	-	2,268,278	1,782,632	22,556	747,422
Fidelity Europe Fund	4,462,814	465,919	4,361,605	1,728	154,384
Fidelity Extended Market Index Fund Investor Class	16,301	149	-	31	-
Fidelity Extended Market Index Fund Premium Class	-	727	-	214	18,920
Fidelity Financial Services Portfolio	8,028,171	1,558,254	3,443,195	60,596	6,733,933
Fidelity Floating Rate High Income Fund	3,920,869	13,248,932	493,332	454,675	17,235,740
Fidelity Focused High Income Fund	$306,157	$12,237	$337,301	$12,237	$254
Fidelity Global Commodity Stock Fund	34,871	1,799,079	-	18,453	2,019,156
Fidelity Gold Portfolio	94,034	4,800	-	-	138,494
Fidelity Health Care Portfolio	5,467,799	6,205,496	7,034,593	4,949	3,540,892
Fidelity Health Care Services Portfolio	1,885,014	29,854	1,861,990	-	-
Fidelity High Income Fund	329,415	15,609	376,897	15,737	-
Fidelity Industrial Equipment Portfolio	682,849	1,944,909	390,837	15,964	2,440,483
Fidelity Industrials Portfolio	6,750,268	1,097,867	5,725,785	13,928	2,323,025
Fidelity Inflation-Protected Bond Index Fund Institutional Class	-	921,366	1,137,507	9,975	15,155,316
Fidelity Inflation-Protected Bond Index Fund Investor Class	11,115,443	4,388,941	488,794	45	-
Fidelity Insurance Portfolio	4,871,679	2,164,387	851,396	86,464	7,140,619
Fidelity International Capital Appreciation Fund	355,942	3,506,237	1,056,751	21,874	2,601,628
Fidelity International Discovery Fund	2,593,993	776,919	2,768,330	8,061	414,483
Fidelity International Index Fund Investor Class	7,015,151	34,216	3,823,709	6,766	-
Fidelity International Index Fund Premium Class	-	3,966,059	-	178,664	7,080,181
Fidelity International Real Estate Fund	11,838	464	-	174	11,653
Fidelity International Small Cap Fund	2,011,705	5,524,777	-	109,697	7,733,455
Fidelity International Small Cap Opportunities Fund	3,908,429	2,492,675	3,999,285	29,243	2,531,502
Fidelity Investments Money Market Government Portfolio Institutional Class 0.43%	-	145,706,824	43,816,427	281,241	101,890,397
Fidelity Investments Money Market Portfolio Class I 0.86%	116,279,132	31,359	116,310,493	42,186	-
Fidelity Investments Money Market Treasury Portfolio Institutional Class 0.39%	-	116,570,396	-	259,905	116,570,396
Fidelity Investments Prime Money Market Portfolio Class I 0.79%	86,244,202	272,372	86,516,574	31,424	-
Fidelity IT Services Portfolio	2,312,759	413,771	2,727,289	208	65,643
Fidelity Japan Fund	2,271,246	2,578,343	2,110,258	21,818	2,486,628
Fidelity Japan Smaller Companies Fund	3,538,339	877,335	2,500,000	23,413	2,086,539
Fidelity Large Cap Stock Fund	98,163	1,248,174	101,620	9,915	1,276,920
Fidelity Long-Term Treasury Bond Index Fund Investor Class	13,880,534	550,491	6,128,319	160,561	-
Fidelity Long-Term Treasury Bond Index Fund Premium Class	-	239,857	7,912,243	60,811	1,805,127
Fidelity Low-Priced Stock Fund	3,970,688	665,034	4,470,259	-	-
Fidelity Materials Portfolio	430,944	296,338	563,753	1,239	119,193
Fidelity Medical Equipment and Systems Portfolio	5,236,775	3,166,275	346,253	-	8,268,474
Fidelity Mid Cap Value Fund	231,827	-	220,005	-	-
Fidelity Multimedia Portfolio	-	756,825	-	262	744,989
Fidelity Natural Gas Portfolio	3,104	28	-	24	4,608
Fidelity New Markets Income Fund	3,678,555	1,498,951	1,355,538	196,240	3,949,714
Fidelity Nordic Fund	-	3,019,103	1,675,536	22,158	1,250,724
Fidelity OTC Portfolio	54,805	223,359	210,702	-	71,053
Fidelity Overseas Fund	18,642,686	2,108,382	7,214,928	231,602	12,997,931
Fidelity Pacific Basin Fund	1,625,358	38,905	-	10,560	1,672,908
Fidelity Pharmaceuticals Portfolio	1,892,123	-	1,719,641	-	-
Fidelity Real Estate Income Fund	2,565,568	233,132	2,973,751	70,312	-
Fidelity Real Estate Investment Portfolio	3,203,294	2,575,426	3,066,038	60,061	2,932,384
Fidelity Retailing Portfolio	2,389,430	600,765	299,557	3,863	2,789,498
Fidelity Semiconductors Portfolio	2,265,797	2,752,366	721,036	39,295	5,490,805
Fidelity Series Commodity Strategy Fund	5,316	3,554,217	-	-	3,652,915
Fidelity Small Cap Stock Fund	108,883	2,564	114,387	-	-
Fidelity Small Cap Value Fund	-	139,695	-	255	137,907
Fidelity Software and IT Services Portfolio	1,904,420	4,281,550	886,812	1,039	5,570,581
Fidelity Stock Selector Large Cap Value Fund	663,483	341,409	826,718	2,092	171,165
Fidelity Technology Portfolio	13,331,780	3,687,564	1,827,927	8,886	16,396,670
Fidelity Telecom and Utilities Fund	-	733,955	816,811	10,477	-
Fidelity Telecommunications Portfolio	3,105,150	2,487,381	2,450,210	67,541	3,838,407
Fidelity Transportation Portfolio	-	1,813,047	-	8,132	1,965,389
Fidelity U.S. Bond Index Fund Institutional Premium Class	-	24,909,992	16,331,229	4,202,287	319,312,189
Fidelity U.S. Bond Index Fund Investor Class	315,178,807	28,328,330	32,202,554	3,475,277	-
Fidelity Utilities Portfolio	973,785	2,509,293	2,096,256	42,679	1,633,602
Fidelity Value Discovery Fund	$-	$812,518	$881,040	$-	$-
Total	$734,549,008	$439,304,911	$435,207,958	$10,857,065	$746,788,926

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

VIP FundsManager® 20% Portfolio

Financial Statements

Statement of Assets and Liabilities

		December 31, 2016
Assets
Investment in securities, at value (cost $719,021,141) — See accompanying schedule		$746,788,926
Receivable for investments sold		1,401,615
Receivable for fund shares sold		1,540
Total assets		748,192,081
Liabilities
Payable to custodian bank	$750
Payable for investments purchased	289,281
Payable for fund shares redeemed	1,113,822
Accrued management fee	124,864
Distribution and service plan fees payable	942
Total liabilities		1,529,659
Net Assets		$746,662,422
Net Assets consist of:
Paid in capital		$717,596,227
Undistributed net investment income		16,026
Accumulated undistributed net realized gain (loss) on investments		1,282,384
Net unrealized appreciation (depreciation) on investments		27,767,785
Net Assets		$746,662,422
Service Class:
Net Asset Value, offering price and redemption price per share ($59,899 ÷ 5,426 shares)		$11.04
Service Class 2:
Net Asset Value, offering price and redemption price per share ($7,528,918 ÷ 683,615 shares)		$11.01
Investor Class:
Net Asset Value, offering price and redemption price per share ($739,073,605 ÷ 66,973,515 shares)		$11.04

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended December 31, 2016
Investment Income
Income distributions from underlying funds		$10,857,065
Expenses
Management fee	$1,863,174
Distribution and service plan fees	10,126
Independent trustees' fees and expenses	3,338
Total expenses before reductions	1,876,638
Expense reductions	(377,535)	1,499,103
Net investment income (loss)		9,357,962
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	(149,452)
Capital gain distributions from underlying funds	2,844,082
Total net realized gain (loss)		2,694,630
Change in net unrealized appreciation (depreciation) on underlying funds		8,292,412
Net gain (loss)		10,987,042
Net increase (decrease) in net assets resulting from operations		$20,345,004

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended December 31, 2016	Year ended December 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$9,357,962	$8,791,053
Net realized gain (loss)	2,694,630	10,385,774
Change in net unrealized appreciation (depreciation)	8,292,412	(19,017,635)
Net increase (decrease) in net assets resulting from operations	20,345,004	159,192
Distributions to shareholders from net investment income	(9,356,440)	(8,798,379)
Distributions to shareholders from net realized gain	(9,720,501)	(23,627,789)
Total distributions	(19,076,941)	(32,426,168)
Share transactions - net increase (decrease)	10,967,655	4,615,665
Total increase (decrease) in net assets	12,235,718	(27,651,311)
Net Assets
Beginning of period	734,426,704	762,078,015
End of period	$746,662,422	$734,426,704
Other Information
Undistributed net investment income end of period	$16,026	$14,504

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — VIP FundsManager 20% Portfolio Service Class

Years ended December 31,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$11.02	$11.51	$11.33	$11.10	$10.68
Income from Investment Operations
Net investment income (loss)A	.14	.13	.15	.14	.17
Net realized and unrealized gain (loss)	.17	(.13)	.32	.47	.44
Total from investment operations	.31	–B	.47	.61	.61
Distributions from net investment income	(.14)	(.13)	(.15)	(.14)	(.16)
Distributions from net realized gain	(.15)	(.36)	(.15)	(.24)	(.03)
Total distributions	(.29)	(.49)	(.29)C	(.38)	(.19)
Net asset value, end of period	$11.04	$11.02	$11.51	$11.33	$11.10
Total ReturnD,E	2.83%	(.03)%	4.21%	5.53%	5.68%
Ratios to Average Net AssetsF,G
Expenses before reductions	.35%	.35%	.35%	.35%	.35%
Expenses net of fee waivers, if any	.20%	.20%	.20%	.20%	.20%
Expenses net of all reductions	.20%	.20%	.20%	.20%	.20%
Net investment income (loss)	1.25%	1.16%	1.31%	1.23%	1.51%
Supplemental Data
Net assets, end of period (000 omitted)	$60	$62	$68	$72	$71
Portfolio turnover rateG	58%	44%	28%	25%	17%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total distributions of $.29 per share is comprised of distributions from net investment income of $.147 and distributions from net realized gain of $.147 per share.

 D Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Amounts do not include the activity of the Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — VIP FundsManager 20% Portfolio Service Class 2

Years ended December 31,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$11.00	$11.49	$11.32	$11.08	$10.67
Income from Investment Operations
Net investment income (loss)A	.12	.11	.13	.12	.15
Net realized and unrealized gain (loss)	.17	(.12)	.32	.48	.43
Total from investment operations	.29	(.01)	.45	.60	.58
Distributions from net investment income	(.13)	(.12)	(.13)	(.12)	(.14)
Distributions from net realized gain	(.15)	(.36)	(.15)	(.24)	(.03)
Total distributions	(.28)	(.48)	(.28)	(.36)	(.17)
Net asset value, end of period	$11.01	$11.00	$11.49	$11.32	$11.08
Total ReturnB,C	2.66%	(.17)%	3.98%	5.46%	5.43%
Ratios to Average Net AssetsD,E
Expenses before reductions	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.35%	.35%	.35%	.35%	.35%
Expenses net of all reductions	.35%	.35%	.35%	.35%	.35%
Net investment income (loss)	1.10%	1.01%	1.16%	1.08%	1.36%
Supplemental Data
Net assets, end of period (000 omitted)	$7,529	$1,454	$1,426	$1,197	$1,274
Portfolio turnover rateE	58%	44%	28%	25%	17%

 A Calculated based on average shares outstanding during the period.

 B Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 E Amounts do not include the activity of the Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — VIP FundsManager 20% Portfolio Investor Class

Years ended December 31,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$11.01	$11.50	$11.33	$11.09	$10.68
Income from Investment Operations
Net investment income (loss)A	.14	.13	.15	.14	.17
Net realized and unrealized gain (loss)	.18	(.13)	.31	.48	.43
Total from investment operations	.32	–B	.46	.62	.60
Distributions from net investment income	(.14)	(.13)	(.15)	(.14)	(.16)
Distributions from net realized gain	(.15)	(.36)	(.15)	(.24)	(.03)
Total distributions	(.29)	(.49)	(.29)C	(.38)	(.19)
Net asset value, end of period	$11.04	$11.01	$11.50	$11.33	$11.09
Total ReturnD,E	2.93%	(.03)%	4.12%	5.62%	5.58%
Ratios to Average Net AssetsF,G
Expenses before reductions	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.20%	.20%	.20%	.20%	.20%
Expenses net of all reductions	.20%	.20%	.20%	.20%	.20%
Net investment income (loss)	1.25%	1.16%	1.31%	1.23%	1.51%
Supplemental Data
Net assets, end of period (000 omitted)	$739,074	$732,911	$760,583	$694,546	$650,963
Portfolio turnover rateG	58%	44%	28%	25%	17%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total distributions of $.29 per share is comprised of distributions from net investment income of $.147 and distributions from net realized gain of $.147 per share.

 D Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Amounts do not include the activity of the Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

VIP FundsManager® 50% Portfolio

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of December 31, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Fidelity U.S. Bond Index Fund Institutional Premium Class	32.9	34.0
Fidelity Investments Money Market Government Portfolio Institutional Class 0.43%	8.9	9.0
Fidelity Technology Portfolio	4.8	3.5
Fidelity Overseas Fund	3.8	3.7
Fidelity Consumer Discretionary Portfolio	2.7	2.6
Fidelity Health Care Portfolio	2.5	1.8
Fidelity Financial Services Portfolio	2.5	2.1
Fidelity Consumer Staples Portfolio	2.2	3.1
Fidelity Diversified International Fund	2.1	2.3
Fidelity Floating Rate High Income Fund	2.0	1.5
	64.4

Asset Allocation (% of fund's net assets)

As of December 31, 2016
Domestic Equity Funds	38.2%
International Equity Funds	15.0%
Fixed-Income Funds	37.9%
Money Market Funds	8.9%

As of June 30, 2016
Domestic Equity Funds	36.4%
International Equity Funds	15.0%
Fixed-Income Funds	39.6%
Money Market Funds	9.0%

VIP FundsManager® 50% Portfolio

Investments December 31, 2016

Showing Percentage of Net Assets

Equity Funds - 53.2%
	Shares	Value
Domestic Equity Funds - 38.2%
Fidelity 500 Index Fund Premium Class (a)	3,186	$249,570
Fidelity Air Transportation Portfolio (a)	43,460	3,228,213
Fidelity Banking Portfolio (a)	3,231,541	104,055,617
Fidelity Biotechnology Portfolio (a)	240,990	41,944,342
Fidelity Blue Chip Growth Fund (a)	249,140	16,782,049
Fidelity Blue Chip Value Fund (a)	1,571,926	27,131,447
Fidelity Chemicals Portfolio (a)	578,310	85,242,958
Fidelity Computers Portfolio (a)	15,751	1,168,396
Fidelity Construction and Housing Portfolio (a)	451,720	26,588,220
Fidelity Consumer Discretionary Portfolio (a)	4,850,180	171,405,349
Fidelity Consumer Finance Portfolio (a)	52,417	701,339
Fidelity Consumer Staples Portfolio (a)	1,546,744	139,005,855
Fidelity Contrafund (a)	13,141	1,293,886
Fidelity Defense and Aerospace Portfolio (a)	418,342	54,020,556
Fidelity Dividend Growth Fund (a)	5,779	186,138
Fidelity Energy Portfolio (a)	2,654,425	124,120,912
Fidelity Energy Service Portfolio (a)	345,497	19,278,754
Fidelity Environmental and Alternative Energy Portfolio (a)	68,631	1,547,624
Fidelity Equity Dividend Income Fund (a)	984,857	26,433,566
Fidelity Financial Services Portfolio (a)	1,559,527	153,956,544
Fidelity Global Commodity Stock Fund (a)	1,438,496	16,240,624
Fidelity Gold Portfolio (a)	6,099	116,855
Fidelity Growth Company Fund (a)	1,602	219,137
Fidelity Health Care Portfolio (a)	852,153	157,486,394
Fidelity Industrial Equipment Portfolio (a)	1,066,285	41,713,050
Fidelity Industrials Portfolio (a)	2,995,541	96,905,765
Fidelity Insurance Portfolio (a)	1,281,133	99,364,695
Fidelity IT Services Portfolio (a)	9,850	412,811
Fidelity Large Cap Stock Fund (a)	1,045,730	30,702,635
Fidelity Magellan Fund (a)	154	14,042
Fidelity Materials Portfolio (a)	74,748	5,687,581
Fidelity Medical Equipment and Systems Portfolio (a)	2,509,720	92,407,877
Fidelity Multimedia Portfolio (a)	184,662	13,759,157
Fidelity Nasdaq Composite Index Fund (a)	10,964	774,368
Fidelity OTC Portfolio (a)	138,506	11,540,314
Fidelity Real Estate Investment Portfolio (a)	623,562	25,996,290
Fidelity Retailing Portfolio (a)	376,329	41,290,828
Fidelity Semiconductors Portfolio (a)	910,816	87,001,142
Fidelity Series Commodity Strategy Fund (a)(b)	5,694,467	30,864,013
Fidelity Small Cap Growth Fund (a)	5,692	117,200
Fidelity Small Cap Stock Fund (a)	22,798	429,507
Fidelity Small Cap Value Fund (a)	80,612	1,516,313
Fidelity Software and IT Services Portfolio (a)	987,717	127,217,968
Fidelity Stock Selector Large Cap Value Fund (a)	4,673,346	87,157,908
Fidelity Technology Portfolio (a)	2,324,306	302,461,967
Fidelity Telecommunications Portfolio (a)	1,023,890	71,488,029
Fidelity Transportation Portfolio (a)	125,158	11,275,523
Fidelity Utilities Portfolio (a)	386,277	27,533,820
Fidelity Value Discovery Fund (a)	602,558	15,576,127

TOTAL DOMESTIC EQUITY FUNDS		2,395,613,275

International Equity Funds - 15.0%
Fidelity Canada Fund (a)	79,330	3,879,221
Fidelity Diversified International Fund (a)	3,889,714	129,527,483
Fidelity Emerging Asia Fund (a)	999,501	31,034,521
Fidelity Emerging Markets Fund (a)	666,719	14,874,494
Fidelity Europe Fund (a)	2,289,753	76,981,504
Fidelity International Capital Appreciation Fund (a)	1,582,918	25,295,025
Fidelity International Discovery Fund (a)	1,898,202	69,246,416
Fidelity International Index Fund Institutional Class (a)	3,501,816	123,719,149
Fidelity International Real Estate Fund (a)	16,438	156,000
Fidelity International Small Cap Fund (a)	3,214,884	74,906,791
Fidelity International Small Cap Opportunities Fund (a)	3,013,474	43,846,051
Fidelity Japan Fund (a)	1,933,048	23,157,911
Fidelity Japan Smaller Companies Fund (a)	4,045,741	59,270,110
Fidelity Nordic Fund (a)	475,750	21,365,927
Fidelity Overseas Fund (a)	5,973,726	236,201,143
Fidelity Pacific Basin Fund (a)	358,962	9,498,141

TOTAL INTERNATIONAL EQUITY FUNDS		942,959,887

TOTAL EQUITY FUNDS
(Cost $3,022,126,658)		3,338,573,162

Fixed-Income Funds - 37.9%
Fidelity Floating Rate High Income Fund (a)	13,223,526	127,474,793
Fidelity Focused High Income Fund (a)	1,703	14,455
Fidelity Inflation-Protected Bond Index Fund Institutional Premium Class (a)	12,914,346	125,010,867
Fidelity Long-Term Treasury Bond Index Fund Premium Class (a)	2,272,616	28,589,507
Fidelity New Markets Income Fund (a)	2,219,807	34,628,992
Fidelity U.S. Bond Index Fund Institutional Premium Class (a)	179,454,989	2,061,937,825
TOTAL FIXED-INCOME FUNDS
(Cost $2,385,554,325)		2,377,656,439

Money Market Funds - 8.9%
Fidelity Investments Money Market Government Portfolio Institutional Class 0.43% (a)(c)
(Cost $555,451,428)	555,451,428	555,451,428
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $5,963,132,411)		6,271,681,029
NET OTHER ASSETS (LIABILITIES) - 0.0%		(1,056,535)
NET ASSETS - 100%		$6,270,624,494

Legend

 (a) Affiliated Fund

 (b) Non-income producing

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity 500 Index Fund Investor Class	$223,048	$1,143	$-	$1,081	$-
Fidelity 500 Index Fund Premium Class	-	4,944	-	3,752	249,570
Fidelity Air Transportation Portfolio	9,262,502	3,230,701	9,073,935	8,936	3,228,213
Fidelity Automotive Portfolio	6,469,331	-	5,178,285	-	-
Fidelity Banking Portfolio	85,594,035	5,089,041	7,705,239	785,718	104,055,617
Fidelity Biotechnology Portfolio	-	44,399,900	-	-	41,944,342
Fidelity Blue Chip Growth Fund	108,678,685	5,850,487	92,328,943	51,225	16,782,049
Fidelity Blue Chip Value Fund	50,999,832	4,395,110	31,797,343	340,691	27,131,447
Fidelity Brokerage and Investment Management Portfolio	14,411,464	-	12,434,288	-	-
Fidelity Canada Fund	-	3,929,939	-	24,767	3,879,221
Fidelity Chemicals Portfolio	37,983,812	57,511,298	16,938,396	1,017,260	85,242,958
Fidelity China Region Fund	11,950,996	-	10,463,451	-	-
Fidelity Computers Portfolio	22,816,977	92,279	20,888,633	32,607	1,168,396
Fidelity Construction and Housing Portfolio	38,625,226	4,454,625	16,777,665	199,003	26,588,220
Fidelity Consumer Discretionary Portfolio	$169,442,046	$29,093,368	$32,129,110	$1,508,924	$171,405,349
Fidelity Consumer Finance Portfolio	3,103,656	78,235	2,500,000	16,627	701,339
Fidelity Consumer Staples Portfolio	160,136,675	57,465,657	79,114,436	2,458,564	139,005,855
Fidelity Contrafund	68,386,975	9,968,960	76,354,208	12,269	1,293,886
Fidelity Defense and Aerospace Portfolio	37,175,626	13,102,737	1,600,000	455,062	54,020,556
Fidelity Diversified International Fund	338,225,463	7,422,483	197,771,291	1,480,548	129,527,483
Fidelity Dividend Growth Fund	172,271	2,901	-	2,901	186,138
Fidelity Emerging Asia Fund	46,376,813	416,289	16,616,213	360,678	31,034,521
Fidelity Emerging Markets Fund	4,283,885	14,467,871	3,246,070	106,988	14,874,494
Fidelity Energy Portfolio	83,220,015	59,106,106	45,879,016	651,580	124,120,912
Fidelity Energy Service Portfolio	11,903,027	18,365,945	12,721,018	32,462	19,278,754
Fidelity Environmental and Alternative Energy Portfolio	-	1,449,407	-	8,211	1,547,624
Fidelity Equity Dividend Income Fund	-	36,953,153	13,424,536	451,721	26,433,566
Fidelity Europe Fund	107,632,829	1,845,523	25,421,444	861,397	76,981,504
Fidelity Financial Services Portfolio	148,547,857	19,729,367	34,278,801	1,531,428	153,956,544
Fidelity Floating Rate High Income Fund	32,122,729	93,367,816	2,058,318	3,283,288	127,474,793
Fidelity Focused High Income Fund	466,598	45,599	525,000	22,371	14,455
Fidelity Global Commodity Stock Fund	42,364	14,926,725	-	148,784	16,240,624
Fidelity Gold Portfolio	79,341	4,050	-	-	116,855
Fidelity Growth Company Fund	206,713	12,896	-	141	219,137
Fidelity Health Care Portfolio	157,801,720	96,972,724	72,168,541	206,244	157,486,394
Fidelity Health Care Services Portfolio	22,374,105	2,689,901	24,427,392	-	-
Fidelity High Income Fund	4,747,519	222,788	5,429,202	224,033	-
Fidelity Industrial Equipment Portfolio	33,842,662	7,606,825	2,679,733	275,452	41,713,050
Fidelity Industrials Portfolio	100,736,644	38,958,871	52,990,269	551,354	96,905,765
Fidelity Inflation-Protected Bond Index Fund Institutional Premium Class	-	2,071,056	7,578,491	90,298	125,010,867
Fidelity Inflation-Protected Bond Index Fund Investor Class	103,837,384	25,073,999	1,870,470	380	-
Fidelity Insurance Portfolio	65,956,537	20,843,600	260,106	1,116,590	99,364,695
Fidelity International Capital Appreciation Fund	1,316,862	32,665,069	7,511,919	196,072	25,295,025
Fidelity International Discovery Fund	100,651,836	7,784,097	31,661,159	1,176,395	69,246,416
Fidelity International Index Fund Institutional Class	-	43,336,135	-	3,363,780	123,719,149
Fidelity International Index Fund Investor Class	82,634,239	281,770	3,150,000	111,924	-
Fidelity International Real Estate Fund	158,466	6,215	-	2,325	156,000
Fidelity International Small Cap Fund	15,438,298	58,098,173	-	1,030,092	74,906,791
Fidelity International Small Cap Opportunities Fund	49,732,063	27,041,434	33,060,000	526,466	43,846,051
Fidelity International Value Fund	4,294,764	-	3,922,319	-	-
Fidelity Investments Money Market Government Portfolio Institutional Class 0.43%	-	795,190,310	239,738,882	1,584,790	555,451,428
Fidelity Investments Prime Money Market Portfolio Class I 0.79%	463,644,497	126,588	463,771,084	167,608	-
Fidelity IT Services Portfolio	36,922,810	6,656,704	44,111,005	1,306	412,811
Fidelity Japan Fund	50,245,967	10,057,026	35,221,626	189,268	23,157,911
Fidelity Japan Smaller Companies Fund	39,529,567	16,176,073	-	665,076	59,270,110
Fidelity Large Cap Stock Fund	36,507,164	7,108,365	15,370,224	422,103	30,702,635
Fidelity Leisure Portfolio	789,702	-	739,063	-	-
Fidelity Long-Term Treasury Bond Index Fund Investor Class	92,436,385	4,480,470	32,422,683	1,133,122	-
Fidelity Long-Term Treasury Bond Index Fund Premium Class	-	733,431	42,913,779	617,341	28,589,507
Fidelity Low-Priced Stock Fund	31,042,654	4,781,511	35,630,111	-	-
Fidelity Magellan Fund	13,343	400	-	82	14,042
Fidelity Materials Portfolio	5,717,244	7,811,145	7,534,781	59,110	5,687,581
Fidelity Medical Equipment and Systems Portfolio	40,385,234	56,010,746	3,273,573	-	92,407,877
Fidelity Mega Cap Stock Fund	38,159,112	-	37,517,242	-	-
Fidelity Mid Cap Value Fund	36,114,586	1,900,000	36,774,383	-	-
Fidelity Multimedia Portfolio	-	14,062,294	-	12,609	13,759,157
Fidelity Nasdaq Composite Index Fund	711,818	7,777	-	7,006	774,368
Fidelity New Markets Income Fund	20,190,757	15,462,244	2,103,209	1,540,438	34,628,992
Fidelity Nordic Fund	17,654,336	14,075,312	8,820,915	351,171	21,365,927
Fidelity OTC Portfolio	8,568,139	16,234,832	13,643,351	-	11,540,314
Fidelity Overseas Fund	$214,102,961	$43,538,967	$15,781,379	$4,240,872	$236,201,143
Fidelity Pacific Basin Fund	9,228,168	220,887	-	59,955	9,498,141
Fidelity Pharmaceuticals Portfolio	35,592,219	-	32,387,738	-	-
Fidelity Real Estate Income Fund	16,379,032	1,792,129	19,288,262	443,843	-
Fidelity Real Estate Investment Portfolio	31,435,595	16,639,725	24,257,717	552,169	25,996,290
Fidelity Retailing Portfolio	30,684,296	9,818,478	632,915	56,824	41,290,828
Fidelity Semiconductors Portfolio	27,604,565	46,867,092	4,638,030	607,065	87,001,142
Fidelity Series Commodity Strategy Fund	5,316	30,062,870	-	-	30,864,013
Fidelity Small Cap Growth Fund	105,618	887	-	-	117,200
Fidelity Small Cap Stock Fund	14,380,585	536,620	14,729,186	71	429,507
Fidelity Small Cap Value Fund	205,240	1,306,192	-	4,286	1,516,313
Fidelity Software and IT Services Portfolio	56,717,029	76,140,980	11,451,907	25,282	127,217,968
Fidelity Stock Selector Large Cap Value Fund	70,476,339	14,587,158	8,842,980	1,127,908	87,157,908
Fidelity Technology Portfolio	217,741,598	71,964,712	9,787,290	162,853	302,461,967
Fidelity Telecom and Utilities Fund	-	14,431,044	15,830,781	205,051	-
Fidelity Telecommunications Portfolio	59,301,007	41,640,191	43,699,702	1,314,499	71,488,029
Fidelity Transportation Portfolio	-	11,068,226	-	36,376	11,275,523
Fidelity U.S. Bond Index Fund Institutional Premium Class	-	67,978,180	69,384,638	27,089,471	2,061,937,825
Fidelity U.S. Bond Index Fund Investor Class	2,032,935,669	165,676,110	134,196,864	22,942,445	-
Fidelity Utilities Portfolio	14,461,606	46,287,157	37,599,038	797,841	27,533,820
Fidelity Value Discovery Fund	38,643,322	4,821,055	30,557,221	250,519	15,576,127
Total	$6,130,697,370	$2,506,691,100	$2,506,586,799	$91,398,749	$6,271,681,029

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

VIP FundsManager® 50% Portfolio

Financial Statements

Statement of Assets and Liabilities

		December 31, 2016
Assets
Investment in securities, at value (cost $5,963,132,411) — See accompanying schedule		$6,271,681,029
Receivable for investments sold		12,191,438
Receivable for fund shares sold		1,682
Total assets		6,283,874,149
Liabilities
Payable to custodian bank	$833
Payable for investments purchased	9,048,782
Payable for fund shares redeemed	3,143,374
Accrued management fee	1,045,290
Distribution and service plan fees payable	11,376
Total liabilities		13,249,655
Net Assets		$6,270,624,494
Net Assets consist of:
Paid in capital		$5,974,821,811
Undistributed net investment income		118,491
Accumulated undistributed net realized gain (loss) on investments		(12,864,426)
Net unrealized appreciation (depreciation) on investments		308,548,618
Net Assets		$6,270,624,494
Service Class:
Net Asset Value, offering price and redemption price per share ($62,266 ÷ 5,177 shares)		$12.03
Service Class 2:
Net Asset Value, offering price and redemption price per share ($90,982,755 ÷ 7,588,408 shares)		$11.99
Investor Class:
Net Asset Value, offering price and redemption price per share ($6,179,579,473 ÷ 513,907,161 shares)		$12.02

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended December 31, 2016
Investment Income
Income distributions from underlying funds		$91,398,749
Expenses
Management fee	$15,608,531
Distribution and service plan fees	221,548
Independent trustees' fees and expenses	27,925
Total expenses before reductions	15,858,004
Expense reductions	(3,218,028)	12,639,976
Net investment income (loss)		78,758,773
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	(43,491,635)
Capital gain distributions from underlying funds	48,131,311
Total net realized gain (loss)		4,639,676
Change in net unrealized appreciation (depreciation) on underlying funds		184,370,983
Net gain (loss)		189,010,659
Net increase (decrease) in net assets resulting from operations		$267,769,432

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended December 31, 2016	Year ended December 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$78,758,773	$68,032,841
Net realized gain (loss)	4,639,676	90,122,692
Change in net unrealized appreciation (depreciation)	184,370,983	(166,818,526)
Net increase (decrease) in net assets resulting from operations	267,769,432	(8,662,993)
Distributions to shareholders from net investment income	(78,022,461)	(69,982,049)
Distributions to shareholders from net realized gain	(85,338,168)	(180,001,166)
Total distributions	(163,360,629)	(249,983,215)
Share transactions - net increase (decrease)	36,558,395	1,213,704,685
Total increase (decrease) in net assets	140,967,198	955,058,477
Net Assets
Beginning of period	6,129,657,296	5,174,598,819
End of period	$6,270,624,494	$6,129,657,296
Other Information
Undistributed net investment income end of period	$118,491	$–

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — VIP FundsManager 50% Portfolio Service Class

Years ended December 31,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$11.85	$12.39	$12.01	$10.62	$9.78
Income from Investment Operations
Net investment income (loss)A	.15	.15	.17	.15	.18
Net realized and unrealized gain (loss)	.35	(.13)	.45	1.42	.82
Total from investment operations	.50	.02	.62	1.57	1.00
Distributions from net investment income	(.15)	(.14)	(.14)	(.12)	(.13)
Distributions from net realized gain	(.16)	(.42)	(.10)	(.07)	(.03)
Total distributions	(.32)B	(.56)	(.24)	(.18)C	(.16)
Net asset value, end of period	$12.03	$11.85	$12.39	$12.01	$10.62
Total ReturnD,E	4.31%	.06%	5.18%	14.79%	10.24%
Ratios to Average Net AssetsF,G
Expenses before reductions	.35%	.35%	.35%	.35%	.35%
Expenses net of fee waivers, if any	.20%	.20%	.20%	.20%	.20%
Expenses net of all reductions	.20%	.20%	.20%	.20%	.20%
Net investment income (loss)	1.26%	1.19%	1.38%	1.33%	1.77%
Supplemental Data
Net assets, end of period (000 omitted)	$62	$64	$73	$80	$72
Portfolio turnover rateF	40%	24%	25%	15%	15%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.32 per share is comprised of distributions from net investment income of $.152 and distributions from net realized gain of $.164 per share.

 C Total distributions of $.18 per share is comprised of distributions from net investment income of $.115 and distributions from net realized gain of $.065 per share.

 D Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Amounts do not include the activity of the Underlying Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — VIP FundsManager 50% Portfolio Service Class 2

Years ended December 31,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$11.82	$12.35	$11.98	$10.59	$9.75
Income from Investment Operations
Net investment income (loss)A	.13	.13	.15	.13	.17
Net realized and unrealized gain (loss)	.34	(.12)	.44	1.42	.82
Total from investment operations	.47	.01	.59	1.55	.99
Distributions from net investment income	(.13)	(.12)	(.12)	(.10)	(.12)
Distributions from net realized gain	(.16)	(.42)	(.10)	(.07)	(.03)
Total distributions	(.30)B	(.54)	(.22)	(.16)C	(.15)
Net asset value, end of period	$11.99	$11.82	$12.35	$11.98	$10.59
Total ReturnD,E	4.08%	(.02)%	4.95%	14.66%	10.12%
Ratios to Average Net AssetsF,G
Expenses before reductions	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.35%	.35%	.35%	.35%	.35%
Expenses net of all reductions	.35%	.35%	.35%	.35%	.35%
Net investment income (loss)	1.11%	1.04%	1.23%	1.18%	1.62%
Supplemental Data
Net assets, end of period (000 omitted)	$90,983	$83,447	$88,771	$89,164	$81,647
Portfolio turnover rateF	40%	24%	25%	15%	15%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.30 per share is comprised of distributions from net investment income of $.134 and distributions from net realized gain of $.164 per share.

 C Total distributions of $.16 per share is comprised of distributions from net investment income of $.097 and distributions from net realized gain of $.065 per share.

 D Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Amounts do not include the activity of the Underlying Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — VIP FundsManager 50% Portfolio Investor Class

Years ended December 31,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$11.85	$12.38	$12.01	$10.61	$9.78
Income from Investment Operations
Net investment income (loss)A	.15	.15	.17	.15	.18
Net realized and unrealized gain (loss)	.34	(.12)	.44	1.43	.81
Total from investment operations	.49	.03	.61	1.58	.99
Distributions from net investment income	(.15)	(.14)	(.14)	(.12)	(.13)
Distributions from net realized gain	(.16)	(.42)	(.10)	(.07)	(.03)
Total distributions	(.32)B	(.56)	(.24)	(.18)C	(.16)
Net asset value, end of period	$12.02	$11.85	$12.38	$12.01	$10.61
Total ReturnD,E	4.22%	.14%	5.10%	14.90%	10.13%
Ratios to Average Net AssetsF,G
Expenses before reductions	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.20%	.20%	.20%	.20%	.20%
Expenses net of all reductions	.20%	.20%	.20%	.20%	.20%
Net investment income (loss)	1.26%	1.19%	1.38%	1.33%	1.77%
Supplemental Data
Net assets, end of period (000 omitted)	$6,179,579	$6,046,146	$5,085,755	$3,319,291	$1,347,437
Portfolio turnover rateF	40%	24%	25%	15%	15%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.32 per share is comprised of distributions from net investment income of $.152 and distributions from net realized gain of $.164 per share.

 C Total distributions of $.18 per share is comprised of distributions from net investment income of $.115 and distributions from net realized gain of $.065 per share.

 D Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Amounts do not include the activity of the Underlying Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

VIP FundsManager® 60% Portfolio

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of December 31, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Fidelity U.S. Bond Index Fund Institutional Premium Class	28.3	29.2
Fidelity Technology Portfolio	6.9	5.2
Fidelity Overseas Fund	6.2	5.4
Fidelity Investments Money Market Government Portfolio Institutional Class 0.43%	3.7	3.8
Fidelity Health Care Portfolio	3.7	2.7
Fidelity Consumer Discretionary Portfolio	3.5	3.4
Fidelity Financial Services Portfolio	3.2	3.0
Fidelity Consumer Staples Portfolio	2.9	4.0
Fidelity Energy Portfolio	2.7	2.3
Fidelity Banking Portfolio	2.6	1.9
	63.7

Asset Allocation (% of fund's net assets)

As of December 31, 2016
Domestic Equity Funds	45.3%
International Equity Funds	17.8%
Fixed-Income Funds	33.2%
Money Market Funds	3.7%

As of June 30, 2016
Domestic Equity Funds	43.4%
International Equity Funds	17.9%
Fixed-Income Funds	34.9%
Money Market Funds	3.8%

VIP FundsManager® 60% Portfolio

Investments December 31, 2016

Showing Percentage of Net Assets

Equity Funds - 63.1%
	Shares	Value
Domestic Equity Funds - 45.3%
Fidelity 500 Index Fund Premium Class (a)	2,515	$197,031
Fidelity Air Transportation Portfolio (a)	54,422	4,042,492
Fidelity Banking Portfolio (a)	5,174,558	166,620,767
Fidelity Biotechnology Portfolio (a)	251,468	43,768,044
Fidelity Blue Chip Growth Fund (a)	10,213	687,918
Fidelity Chemicals Portfolio (a)	746,477	110,030,755
Fidelity Computers Portfolio (a)	20,796	1,542,628
Fidelity Construction and Housing Portfolio (a)	465,730	27,412,868
Fidelity Consumer Discretionary Portfolio (a)	6,253,379	220,994,416
Fidelity Consumer Finance Portfolio (a)	50,692	678,261
Fidelity Consumer Staples Portfolio (a)	2,022,454	181,757,914
Fidelity Defense and Aerospace Portfolio (a)	470,851	60,800,951
Fidelity Dividend Growth Fund (a)	2,713	87,392
Fidelity Energy Portfolio (a)	3,666,000	171,422,179
Fidelity Energy Service Portfolio (a)	437,116	24,391,071
Fidelity Environmental and Alternative Energy Portfolio (a)	70,554	1,590,982
Fidelity Equity Dividend Income Fund (a)	630,766	16,929,769
Fidelity Financial Services Portfolio (a)	2,097,532	207,068,319
Fidelity Global Commodity Stock Fund (a)	1,425,419	16,092,982
Fidelity Gold Portfolio (a)	29,849	571,905
Fidelity Health Care Portfolio (a)	1,260,504	232,953,761
Fidelity Industrial Equipment Portfolio (a)	1,377,864	53,902,024
Fidelity Industrials Portfolio (a)	4,223,931	136,644,161
Fidelity Insurance Portfolio (a)	1,387,052	107,579,755
Fidelity Large Cap Stock Fund (a)	394,759	11,590,111
Fidelity Magellan Fund (a)	768	70,162
Fidelity Materials Portfolio (a)	71,911	5,471,732
Fidelity Medical Equipment and Systems Portfolio (a)	2,870,914	105,707,049
Fidelity Multimedia Portfolio (a)	191,145	14,242,200
Fidelity Real Estate Investment Portfolio (a)	626,870	26,134,204
Fidelity Retailing Portfolio (a)	525,438	57,651,088
Fidelity Semiconductors Portfolio (a)	913,714	87,277,950
Fidelity Series Commodity Strategy Fund (a)(b)	5,896,233	31,957,582
Fidelity Small Cap Growth Fund (a)	13,318	274,217
Fidelity Small Cap Value Fund (a)	96,217	1,809,836
Fidelity Software and IT Services Portfolio (a)	1,141,830	147,067,677
Fidelity Stock Selector All Cap Fund (a)	5,670	206,333
Fidelity Stock Selector Large Cap Value Fund (a)	1,375,499	25,653,061
Fidelity Technology Portfolio (a)	3,404,976	443,089,534
Fidelity Telecommunications Portfolio (a)	1,308,905	91,387,732
Fidelity Transportation Portfolio (a)	133,974	12,069,690
Fidelity Utilities Portfolio (a)	560,055	39,920,750

TOTAL DOMESTIC EQUITY FUNDS		2,889,349,253

International Equity Funds - 17.8%
Fidelity Canada Fund (a)	92,213	4,509,233
Fidelity Diversified International Fund (a)	4,308,333	143,467,483
Fidelity Emerging Asia Fund (a)	479,733	14,895,702
Fidelity Emerging Markets Fund (a)	485,708	10,836,135
Fidelity Europe Fund (a)	1,587,437	53,369,636
Fidelity International Capital Appreciation Fund (a)	1,704,644	27,240,214
Fidelity International Discovery Fund (a)	1,940,514	70,789,944
Fidelity International Enhanced Index Fund (a)	42,128	340,397
Fidelity International Index Fund Institutional Class (a)	3,928,920	138,808,746
Fidelity International Real Estate Fund (a)	21,016	199,438
Fidelity International Small Cap Fund (a)	3,825,731	89,139,529
Fidelity International Small Cap Opportunities Fund (a)	3,575,789	52,027,731
Fidelity Japan Fund (a)	1,958,006	23,456,915
Fidelity Japan Smaller Companies Fund (a)	4,255,390	62,341,461
Fidelity Nordic Fund (a)	459,281	20,626,309
Fidelity Overseas Fund (a)	9,958,250	393,749,208
Fidelity Pacific Basin Fund (a)	1,160,990	30,719,800

TOTAL INTERNATIONAL EQUITY FUNDS		1,136,517,881

TOTAL EQUITY FUNDS
(Cost $3,259,345,835)		4,025,867,134

Fixed-Income Funds - 33.2%
Fidelity Floating Rate High Income Fund (a)	13,822,183	133,245,847
Fidelity Focused High Income Fund (a)	1,815	15,409
Fidelity Inflation-Protected Bond Index Fund Institutional Premium Class (a)	13,314,173	128,881,196
Fidelity Long-Term Treasury Bond Index Fund Premium Class (a)	1,606,133	20,205,159
Fidelity New Markets Income Fund (a)	2,132,805	33,271,751
Fidelity U.S. Bond Index Fund Institutional Premium Class (a)	156,945,594	1,803,304,873
TOTAL FIXED-INCOME FUNDS
(Cost $2,096,973,799)		2,118,924,235

Money Market Funds - 3.7%
Fidelity Investments Money Market Government Portfolio Institutional Class 0.43% (a)(c)
(Cost $238,077,474)	238,077,474	238,077,474
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $5,594,397,108)		6,382,868,843
NET OTHER ASSETS (LIABILITIES) - 0.0%		(1,132,176)
NET ASSETS - 100%		$6,381,736,667

Legend

 (a) Affiliated Fund

 (b) Non-income producing

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity 500 Index Fund Investor Class	$176,093	$903	$-	$853	$-
Fidelity 500 Index Fund Premium Class	-	3,903	-	2,962	197,031
Fidelity Air Transportation Portfolio	13,725,321	4,015,746	13,253,510	10,200	4,042,492
Fidelity Automotive Portfolio	7,805,525	-	6,352,292	-	-
Fidelity Banking Portfolio	149,055,336	3,499,270	18,923,117	1,258,143	166,620,767
Fidelity Biotechnology Portfolio	-	46,713,164	-	-	43,768,044
Fidelity Blue Chip Growth Fund	64,553,577	790,930	58,405,567	573	687,918
Fidelity Blue Chip Value Fund	37,254,283	6,633,758	45,601,645	89,839	-
Fidelity Brokerage and Investment Management Portfolio	7,759,106	-	6,572,086	-	-
Fidelity Canada Fund	-	4,555,114	-	31,573	4,509,233
Fidelity Chemicals Portfolio	58,369,909	75,823,106	32,273,418	1,305,736	110,030,755
Fidelity China Region Fund	5,030,513	-	4,412,414	-	-
Fidelity Computers Portfolio	26,302,858	117,347	24,127,225	38,656	1,542,628
Fidelity Construction and Housing Portfolio	61,113,323	7,401,684	41,403,850	208,924	27,412,868
Fidelity Consumer Discretionary Portfolio	252,104,622	29,241,444	66,852,911	1,978,447	220,994,416
Fidelity Consumer Finance Portfolio	3,121,435	62,196	2,500,000	14,895	678,261
Fidelity Consumer Staples Portfolio	231,762,488	62,135,895	113,734,658	3,278,996	181,757,914
Fidelity Contrafund	79,144,355	7,432,280	84,619,888	9,882	-
Fidelity Defense and Aerospace Portfolio	42,414,711	14,762,162	2,500,000	512,018	60,800,951
Fidelity Diversified International Fund	500,256,086	4,069,005	337,794,319	1,696,888	143,467,483
Fidelity Dividend Growth Fund	80,881	1,362	-	1,362	87,392
Fidelity Emerging Asia Fund	45,751,359	212,401	31,294,153	183,312	14,895,702
Fidelity Emerging Markets Fund	778,337	12,829,122	1,929,718	84,291	10,836,135
Fidelity Energy Portfolio	128,919,047	71,267,288	69,443,252	909,904	171,422,179
Fidelity Energy Service Portfolio	13,352,567	23,150,098	14,497,421	46,716	24,391,071
Fidelity Environmental and Alternative Energy Portfolio	-	1,484,216	-	8,441	1,590,982
Fidelity Equity Dividend Income Fund	-	24,389,141	10,458,204	369,186	16,929,769
Fidelity Europe Fund	73,376,220	2,771,113	17,819,814	597,188	53,369,636
Fidelity Financial Services Portfolio	248,213,518	7,243,587	76,034,119	2,068,134	207,068,319
Fidelity Floating Rate High Income Fund	40,963,078	87,826,307	-	3,572,145	133,245,847
Fidelity Focused High Income Fund	745,686	114,129	890,000	34,436	15,409
Fidelity Global Commodity Stock Fund	126,363	14,602,920	-	147,358	16,092,982
Fidelity Gold Portfolio	386,492	22,643	-	-	571,905
Fidelity Health Care Portfolio	$239,665,518	$111,300,614	$82,889,265	$300,435	$232,953,761
Fidelity Health Care Services Portfolio	26,229,149	5,929,007	31,502,924	-	-
Fidelity High Income Fund	7,208,765	341,456	8,226,795	343,192	-
Fidelity Industrial Equipment Portfolio	46,809,163	5,530,717	2,009,733	355,168	53,902,024
Fidelity Industrials Portfolio	155,793,541	49,989,498	84,007,291	763,273	136,644,161
Fidelity Inflation-Protected Bond Index Fund Institutional Premium Class	-	2,569,401	14,759,718	95,057	128,881,196
Fidelity Inflation-Protected Bond Index Fund Investor Class	104,618,313	36,793,762	4,136,585	423	-
Fidelity Insurance Portfolio	75,120,539	21,415,334	2,854,703	1,233,528	107,579,755
Fidelity International Capital Appreciation Fund	-	45,498,505	16,167,850	260,557	27,240,214
Fidelity International Discovery Fund	130,921,373	21,518,211	72,483,348	1,345,927	70,789,944
Fidelity International Enhanced Index Fund	-	340,000	-	-	340,397
Fidelity International Index Fund Institutional Class	-	49,111,096	-	3,723,176	138,808,746
Fidelity International Index Fund Investor Class	94,928,995	138,653	5,800,000	126,844	-
Fidelity International Real Estate Fund	202,590	7,946	-	2,972	199,438
Fidelity International Small Cap Fund	21,057,050	66,278,435	-	1,243,310	89,139,529
Fidelity International Small Cap Opportunities Fund	62,876,817	25,069,038	35,550,000	610,460	52,027,731
Fidelity International Value Fund	4,129,818	-	3,738,558	-	-
Fidelity Investments Money Market Government Portfolio Institutional Class 0.43%	-	483,549,610	245,472,137	761,379	238,077,474
Fidelity Investments Prime Money Market Portfolio Class I 0.79%	166,740,668	44,968	166,785,636	56,878	-
Fidelity IT Services Portfolio	46,481,797	5,582,400	53,156,639	-	-
Fidelity Japan Fund	45,758,125	10,225,476	30,647,289	175,407	23,456,915
Fidelity Japan Smaller Companies Fund	43,595,638	14,906,255	-	699,540	62,341,461
Fidelity Large Cap Stock Fund	44,795,923	10,180,120	42,745,120	178,153	11,590,111
Fidelity Leisure Portfolio	6,364,294	-	6,342,681	-	-
Fidelity Long-Term Treasury Bond Index Fund Investor Class	92,788,952	9,213,435	34,928,996	1,160,683	-
Fidelity Long-Term Treasury Bond Index Fund Premium Class	-	846,829	54,667,092	577,375	20,205,159
Fidelity Low-Priced Stock Fund	27,019,263	3,500,000	29,879,446	-	-
Fidelity Magellan Fund	66,668	2,000	-	410	70,162
Fidelity Materials Portfolio	7,218,422	16,341,416	18,522,566	56,867	5,471,732
Fidelity Medical Equipment and Systems Portfolio	49,716,300	71,451,018	15,358,792	-	105,707,049
Fidelity Mega Cap Stock Fund	20,272,043	-	20,422,042	-	-
Fidelity Mid Cap Value Fund	12,066,946	1,443,000	12,828,612	-	-
Fidelity Multimedia Portfolio	-	14,527,020	-	12,687	14,242,200
Fidelity Natural Resources Portfolio	-	2,208,268	2,574,413	743	-
Fidelity New Markets Income Fund	23,453,410	14,245,754	5,728,311	1,653,443	33,271,751
Fidelity Nordic Fund	27,570,823	8,841,140	13,613,812	370,872	20,626,309
Fidelity OTC Portfolio	12,672,706	459,080	12,683,558	-	-
Fidelity Overseas Fund	340,043,852	96,458,301	31,834,830	6,809,476	393,749,208
Fidelity Pacific Basin Fund	31,099,487	744,403	1,290,000	202,052	30,719,800
Fidelity Pharmaceuticals Portfolio	65,170,232	-	58,904,560	-	-
Fidelity Real Estate Income Fund	22,314,496	734,076	24,539,027	599,580	-
Fidelity Real Estate Investment Portfolio	30,622,375	26,486,288	33,688,218	534,173	26,134,204
Fidelity Retailing Portfolio	50,722,386	11,242,815	6,498,915	79,918	57,651,088
Fidelity Semiconductors Portfolio	34,342,184	48,527,275	14,143,371	614,343	87,277,950
Fidelity Series Commodity Strategy Fund	5,609	31,131,955	-	-	31,957,582
Fidelity Small Cap Growth Fund	247,118	2,075	-	-	274,217
Fidelity Small Cap Stock Fund	16,712,482	431,976	17,326,046	-	-
Fidelity Small Cap Value Fund	290,157	1,471,217	-	5,385	1,809,836
Fidelity Software and IT Services Portfolio	87,809,252	84,078,214	32,561,689	36,255	147,067,677
Fidelity Stock Selector All Cap Fund	188,234	2,127	-	1,639	206,333
Fidelity Stock Selector Large Cap Value Fund	45,291,854	7,563,169	32,430,153	370,674	25,653,061
Fidelity Technology Portfolio	359,374,491	79,858,323	31,576,570	240,671	443,089,534
Fidelity Telecom and Utilities Fund	-	13,223,366	14,413,988	167,240	-
Fidelity Telecommunications Portfolio	80,289,885	58,449,467	66,338,350	1,695,418	91,387,732
Fidelity Transportation Portfolio	-	11,281,093	-	48,343	12,069,690
Fidelity U.S. Bond Index Fund Institutional Premium Class	-	60,182,759	177,087,840	24,445,679	1,803,304,873
Fidelity U.S. Bond Index Fund Investor Class	$1,976,256,563	$143,723,242	$203,400,909	$21,622,569	$-
Fidelity Utilities Portfolio	29,449,054	61,503,476	57,941,891	1,144,428	39,920,750
Fidelity Value Discovery Fund	18,519,807	13,810,391	33,253,941	-	-
Total	$6,877,536,216	$2,373,477,704	$3,049,407,791	$93,187,660	$6,382,868,843

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

VIP FundsManager® 60% Portfolio

Financial Statements

Statement of Assets and Liabilities

		December 31, 2016
Assets
Investment in securities, at value (cost $5,594,397,108) — See accompanying schedule		$6,382,868,843
Receivable for investments sold		9,597,230
Receivable for fund shares sold		368,776
Total assets		6,392,834,849
Liabilities
Payable to custodian bank	$790
Payable for investments purchased	7,841,383
Payable for fund shares redeemed	2,124,039
Accrued management fee	1,068,817
Distribution and service plan fees payable	63,153
Total liabilities		11,098,182
Net Assets		$6,381,736,667
Net Assets consist of:
Paid in capital		$5,521,852,700
Undistributed net investment income		223,809
Accumulated undistributed net realized gain (loss) on investments		71,188,423
Net unrealized appreciation (depreciation) on investments		788,471,735
Net Assets		$6,381,736,667
Service Class:
Net Asset Value, offering price and redemption price per share ($59,021 ÷ 5,350 shares)		$11.03
Service Class 2:
Net Asset Value, offering price and redemption price per share ($507,162,400 ÷ 46,071,304 shares)		$11.01
Investor Class:
Net Asset Value, offering price and redemption price per share ($5,874,515,246 ÷ 532,582,940 shares)		$11.03

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended December 31, 2016
Investment Income
Income distributions from underlying funds		$93,187,660
Expenses
Management fee	$16,680,994
Distribution and service plan fees	1,241,697
Independent trustees' fees and expenses	30,111
Total expenses before reductions	17,952,802
Expense reductions	(3,840,775)	14,112,027
Net investment income (loss)		79,075,633
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	35,267,275
Capital gain distributions from underlying funds	57,076,211
Total net realized gain (loss)		92,343,486
Change in net unrealized appreciation (depreciation) on underlying funds		145,990,135
Net gain (loss)		238,333,621
Net increase (decrease) in net assets resulting from operations		$317,409,254

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended December 31, 2016	Year ended December 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$79,075,633	$76,195,667
Net realized gain (loss)	92,343,486	242,022,818
Change in net unrealized appreciation (depreciation)	145,990,135	(295,843,842)
Net increase (decrease) in net assets resulting from operations	317,409,254	22,374,643
Distributions to shareholders from net investment income	(79,172,941)	(75,874,550)
Distributions to shareholders from net realized gain	(231,456,304)	(467,815,616)
Total distributions	(310,629,245)	(543,690,166)
Share transactions - net increase (decrease)	(501,367,729)	799,417,199
Total increase (decrease) in net assets	(494,587,720)	278,101,676
Net Assets
Beginning of period	6,876,324,387	6,598,222,711
End of period	$6,381,736,667	$6,876,324,387
Other Information
Undistributed net investment income end of period	$223,809	$321,117

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — VIP FundsManager 60% Portfolio Service Class

Years ended December 31,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$11.06	$11.97	$11.81	$10.44	$9.53
Income from Investment Operations
Net investment income (loss)A	.13	.13	.15	.13	.15
Net realized and unrealized gain (loss)	.36	(.07)	.48	1.80	.94
Total from investment operations	.49	.06	.63	1.93	1.09
Distributions from net investment income	(.14)	(.13)	(.15)	(.13)	(.15)
Distributions from net realized gain	(.38)	(.84)	(.32)	(.43)	(.03)
Total distributions	(.52)	(.97)	(.47)	(.56)	(.18)
Net asset value, end of period	$11.03	$11.06	$11.97	$11.81	$10.44
Total ReturnB,C	4.79%	.41%	5.40%	18.62%	11.48%
Ratios to Average Net AssetsD,E
Expenses before reductions	.35%	.35%	.35%	.35%	.35%
Expenses net of fee waivers, if any	.20%	.20%	.20%	.20%	.20%
Expenses net of all reductions	.20%	.20%	.20%	.20%	.20%
Net investment income (loss)	1.19%	1.11%	1.26%	1.18%	1.51%
Supplemental Data
Net assets, end of period (000 omitted)	$59	$60	$69	$75	$66
Portfolio turnover rateD	35%	30%	36%	21%	19%

 A Calculated based on average shares outstanding during the period.

 B Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Amounts do not include the activity of the Underlying Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — VIP FundsManager 60% Portfolio Service Class 2

Years ended December 31,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$11.04	$11.95	$11.79	$10.43	$9.52
Income from Investment Operations
Net investment income (loss)A	.11	.11	.13	.12	.14
Net realized and unrealized gain (loss)	.36	(.07)	.48	1.78	.94
Total from investment operations	.47	.04	.61	1.90	1.08
Distributions from net investment income	(.12)	(.11)	(.13)	(.12)	(.14)
Distributions from net realized gain	(.38)	(.84)	(.32)	(.43)	(.03)
Total distributions	(.50)	(.95)	(.45)	(.54)B	(.17)
Net asset value, end of period	$11.01	$11.04	$11.95	$11.79	$10.43
Total ReturnC,D	4.65%	.27%	5.26%	18.39%	11.35%
Ratios to Average Net AssetsE,F
Expenses before reductions	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.35%	.35%	.35%	.35%	.35%
Expenses net of all reductions	.35%	.35%	.35%	.35%	.35%
Net investment income (loss)	1.04%	.96%	1.11%	1.03%	1.36%
Supplemental Data
Net assets, end of period (000 omitted)	$507,162	$497,768	$425,719	$372,191	$254,505
Portfolio turnover rateE	35%	30%	36%	21%	19%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.54 per share is comprised of distributions from net investment income of $.119 and distributions from net realized gain of $.425 per share.

 C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — VIP FundsManager 60% Portfolio Investor Class

Years ended December 31,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$11.06	$11.97	$11.81	$10.44	$9.52
Income from Investment Operations
Net investment income (loss)A	.13	.13	.15	.13	.15
Net realized and unrealized gain (loss)	.36	(.07)	.48	1.80	.95
Total from investment operations	.49	.06	.63	1.93	1.10
Distributions from net investment income	(.14)	(.13)	(.15)	(.13)	(.15)
Distributions from net realized gain	(.38)	(.84)	(.32)	(.43)	(.03)
Total distributions	(.52)	(.97)	(.47)	(.56)	(.18)
Net asset value, end of period	$11.03	$11.06	$11.97	$11.81	$10.44
Total ReturnB,C	4.79%	.41%	5.40%	18.62%	11.60%
Ratios to Average Net AssetsD,E
Expenses before reductions	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.20%	.20%	.20%	.20%	.20%
Expenses net of all reductions	.20%	.20%	.20%	.20%	.20%
Net investment income (loss)	1.19%	1.11%	1.26%	1.18%	1.51%
Supplemental Data
Net assets, end of period (000 omitted)	$5,874,515	$6,378,497	$6,172,435	$6,037,672	$5,275,474
Portfolio turnover rateD	35%	30%	36%	21%	19%

 A Calculated based on average shares outstanding during the period.

 B Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Amounts do not include the activity of the Underlying Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

VIP FundsManager® 70% Portfolio

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of December 31, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Fidelity U.S. Bond Index Fund Institutional Premium Class	18.9	19.6
Fidelity Overseas Fund	8.3	7.3
Fidelity Technology Portfolio	7.2	5.5
Fidelity Consumer Discretionary Portfolio	3.9	3.3
Fidelity Health Care Portfolio	3.4	2.7
Fidelity Investments Money Market Government Portfolio Institutional Class 0.43%	3.2	3.3
Fidelity Consumer Staples Portfolio	3.1	4.5
Fidelity Financial Services Portfolio	3.0	2.6
Fidelity Software and IT Services Portfolio	2.9	2.0
Fidelity Energy Portfolio	2.8	2.6
	56.7

Asset Allocation (% of fund's net assets)

As of December 31, 2016
Domestic Equity Funds	52.2%
International Equity Funds	20.7%
Fixed-Income Funds	23.9%
Money Market Funds	3.2%

As of June 30, 2016
Domestic Equity Funds	50.6%
International Equity Funds	20.8%
Fixed-Income Funds	25.3%
Money Market Funds	3.3%

VIP FundsManager® 70% Portfolio

Investments December 31, 2016

Showing Percentage of Net Assets

Equity Funds - 72.9%
	Shares	Value
Domestic Equity Funds - 52.2%
Fidelity 500 Index Fund Premium Class (a)	357	$27,989
Fidelity Air Transportation Portfolio (a)	11,512	855,134
Fidelity Banking Portfolio (a)	1,008,584	32,476,403
Fidelity Biotechnology Portfolio (a)	70,884	12,337,382
Fidelity Blue Chip Growth Fund (a)	37,109	2,499,653
Fidelity Blue Chip Value Fund (a)	232,823	4,018,520
Fidelity Chemicals Portfolio (a)	150,342	22,160,403
Fidelity Construction and Housing Portfolio (a)	65,573	3,859,631
Fidelity Consumer Discretionary Portfolio (a)	1,282,279	45,315,749
Fidelity Consumer Staples Portfolio (a)	403,038	36,221,013
Fidelity Contrafund (a)	3,255	320,517
Fidelity Defense and Aerospace Portfolio (a)	91,352	11,796,278
Fidelity Energy Portfolio (a)	698,012	32,639,057
Fidelity Energy Service Portfolio (a)	89,888	5,015,772
Fidelity Environmental and Alternative Energy Portfolio (a)	603	13,594
Fidelity Equity Dividend Income Fund (a)	351,931	9,445,824
Fidelity Financial Services Portfolio (a)	356,631	35,206,641
Fidelity Global Commodity Stock Fund (a)	271,645	3,066,870
Fidelity Gold Portfolio (a)	4,639	88,890
Fidelity Health Care Portfolio (a)	214,707	39,679,945
Fidelity Industrial Equipment Portfolio (a)	283,414	11,087,156
Fidelity Industrials Portfolio (a)	874,404	28,286,972
Fidelity Insurance Portfolio (a)	334,438	25,938,986
Fidelity IT Services Portfolio (a)	2,578	108,049
Fidelity Large Cap Stock Fund (a)	199,066	5,844,573
Fidelity Magellan Fund (a)	241	22,006
Fidelity Materials Portfolio (a)	21,606	1,644,027
Fidelity Medical Equipment and Systems Portfolio (a)	678,119	24,968,352
Fidelity Multimedia Portfolio (a)	44,306	3,301,234
Fidelity Nasdaq Composite Index Fund (a)	28,787	2,033,205
Fidelity OTC Portfolio (a)	5,980	498,223
Fidelity Real Estate Investment Portfolio (a)	118,868	4,955,603
Fidelity Retailing Portfolio (a)	114,381	12,549,919
Fidelity Semiconductors Portfolio (a)	207,746	19,843,926
Fidelity Series Commodity Strategy Fund (a)(b)	1,051,861	5,701,086
Fidelity Small Cap Stock Fund (a)	7,318	137,878
Fidelity Small Cap Value Fund (a)	29,979	563,897
Fidelity Software and IT Services Portfolio (a)	260,551	33,558,974
Fidelity Stock Selector Large Cap Value Fund (a)	1,188,855	22,172,147
Fidelity Technology Portfolio (a)	648,081	84,334,815
Fidelity Telecommunications Portfolio (a)	263,537	18,400,124
Fidelity Transportation Portfolio (a)	30,853	2,779,561
Fidelity Utilities Portfolio (a)	103,206	7,356,514
Fidelity Value Discovery Fund (a)	31,063	802,970

TOTAL DOMESTIC EQUITY FUNDS		613,935,462

International Equity Funds - 20.7%
Fidelity Canada Fund (a)	31,191	1,525,263
Fidelity Diversified International Fund (a)	887,457	29,552,309
Fidelity Emerging Asia Fund (a)	65,714	2,040,422
Fidelity Emerging Markets Fund (a)	161,669	3,606,835
Fidelity Europe Fund (a)	398,396	13,394,074
Fidelity International Capital Appreciation Fund (a)	268,905	4,297,105
Fidelity International Discovery Fund (a)	350,224	12,776,175
Fidelity International Index Fund Institutional Class (a)	650,596	22,985,569
Fidelity International Real Estate Fund (a)	1,709	16,216
Fidelity International Small Cap Fund (a)	769,879	17,938,191
Fidelity International Small Cap Opportunities Fund (a)	672,777	9,788,910
Fidelity Japan Fund (a)	585,097	7,009,467
Fidelity Japan Smaller Companies Fund (a)	846,365	12,399,248
Fidelity Nordic Fund (a)	88,099	3,956,507
Fidelity Overseas Fund (a)	2,474,974	97,860,464
Fidelity Pacific Basin Fund (a)	180,508	4,776,255

TOTAL INTERNATIONAL EQUITY FUNDS		243,923,010

TOTAL EQUITY FUNDS
(Cost $745,170,967)		857,858,472

Fixed-Income Funds - 23.9%
Fidelity Floating Rate High Income Fund (a)	2,473,245	23,842,083
Fidelity Focused High Income Fund (a)	902	7,659
Fidelity Inflation-Protected Bond Index Fund Institutional Class (a)	2,411,075	23,315,099
Fidelity Long-Term Treasury Bond Index Fund Premium Class (a)	420,727	5,292,744
Fidelity New Markets Income Fund (a)	416,095	6,491,081
Fidelity U.S. Bond Index Fund Institutional Premium Class (a)	19,345,141	222,275,665
TOTAL FIXED-INCOME FUNDS
(Cost $275,594,708)		281,224,331

Money Market Funds - 3.2%
Fidelity Investments Money Market Government Portfolio Institutional Class 0.43% (a)(c)
(Cost $37,802,920)	37,802,920	37,802,920
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $1,058,568,595)		1,176,885,723
NET OTHER ASSETS (LIABILITIES) - 0.0%		(200,486)
NET ASSETS - 100%		$1,176,685,237

Legend

 (a) Affiliated Fund

 (b) Non-income producing

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity 500 Index Fund Investor Class	$25,015	$128	$-	$121	$-
Fidelity 500 Index Fund Premium Class	-	554	-	421	27,989
Fidelity Air Transportation Portfolio	1,752,055	847,983	1,747,348	2,894	855,134
Fidelity Banking Portfolio	30,443,354	1,430,862	5,478,861	245,227	32,476,403
Fidelity Biotechnology Portfolio	-	12,981,069	-	-	12,337,382
Fidelity Blue Chip Growth Fund	22,535,638	1,603,378	20,243,837	6,970	2,499,653
Fidelity Blue Chip Value Fund	14,812,968	2,732,234	14,124,736	66,548	4,018,520
Fidelity Brokerage and Investment Management Portfolio	1,069,066	-	882,931	-	-
Fidelity Canada Fund	-	1,544,665	-	7,830	1,525,263
Fidelity Chemicals Portfolio	7,516,222	16,301,697	3,466,389	262,860	22,160,403
Fidelity China Region Fund	625,046	-	551,636	-	-
Fidelity Computers Portfolio	4,211,545	3,520	4,037,277	3,433	-
Fidelity Construction and Housing Portfolio	12,904,758	2,470,683	11,313,089	28,670	3,859,631
Fidelity Consumer Discretionary Portfolio	41,490,727	11,972,498	9,185,019	390,439	45,315,749
Fidelity Consumer Staples Portfolio	41,175,715	15,184,643	20,192,992	637,026	36,221,013
Fidelity Contrafund	18,148,209	2,080,302	19,691,516	3,035	320,517
Fidelity Defense and Aerospace Portfolio	7,241,652	4,277,153	900,000	98,512	11,796,278
Fidelity Diversified International Fund	74,489,316	1,692,625	42,309,075	355,504	29,552,309
Fidelity Dividend Growth Fund	16,682	-	16,946	-	-
Fidelity Emerging Asia Fund	6,362,876	26,187	4,317,166	22,704	2,040,422
Fidelity Emerging Markets Fund	1,503,073	2,569,792	350,696	26,230	3,606,835
Fidelity Energy Portfolio	21,952,494	17,726,462	14,271,181	171,349	32,639,057
Fidelity Energy Service Portfolio	2,443,375	4,916,302	2,618,397	4,775	5,015,772
Fidelity Environmental and Alternative Energy Portfolio	-	12,651	-	72	13,594
Fidelity Equity Dividend Income Fund	-	13,163,382	4,619,673	178,720	9,445,824
Fidelity Europe Fund	23,979,545	1,152,131	9,977,922	149,875	13,394,074
Fidelity Financial Services Portfolio	36,171,417	6,764,807	11,909,332	346,079	35,206,641
Fidelity Floating Rate High Income Fund	6,151,835	17,330,727	394,945	612,193	23,842,083
Fidelity Focused High Income Fund	687,400	77,665	802,741	27,395	7,659
Fidelity Global Commodity Stock Fund	-	2,841,973	-	27,819	3,066,870
Fidelity Gold Portfolio	58,879	5,377	-	-	88,890
Fidelity Health Care Portfolio	39,143,901	22,756,141	15,966,568	51,521	39,679,945
Fidelity Health Care Services Portfolio	7,487,609	663,887	7,961,487	-	-
Fidelity High Income Fund	$501,125	$23,825	$572,955	$24,119	$-
Fidelity Industrial Equipment Portfolio	7,308,805	4,919,874	1,989,523	75,102	11,087,156
Fidelity Industrials Portfolio	28,925,716	10,855,672	14,153,706	155,312	28,286,972
Fidelity Inflation-Protected Bond Index Fund Institutional Class	-	922,937	1,299,466	15,214	23,315,099
Fidelity Inflation-Protected Bond Index Fund Investor Class	16,900,858	6,698,784	444,404	69	-
Fidelity Insurance Portfolio	13,370,609	9,757,593	489,129	290,172	25,938,986
Fidelity International Capital Appreciation Fund	493,228	10,808,761	6,472,352	60,402	4,297,105
Fidelity International Discovery Fund	23,797,296	4,497,531	14,011,610	215,754	12,776,175
Fidelity International Index Fund Institutional Class	-	9,996,435	-	604,498	22,985,569
Fidelity International Index Fund Investor Class	13,813,833	25,622	900,000	17,895	-
Fidelity International Real Estate Fund	16,472	646	-	242	16,216
Fidelity International Small Cap Fund	5,315,824	12,186,341	-	252,351	17,938,191
Fidelity International Small Cap Opportunities Fund	10,761,880	5,043,244	6,100,000	111,427	9,788,910
Fidelity Investments Money Market Government Portfolio Institutional Class 0.43%	-	81,385,802	43,582,882	122,605	37,802,920
Fidelity Investments Prime Money Market Portfolio Class I 0.79%	26,701,665	7,864	26,709,529	9,232	-
Fidelity IT Services Portfolio	7,782,314	1,179,236	9,044,816	342	108,049
Fidelity Japan Fund	9,315,436	4,812,526	6,587,921	59,743	7,009,467
Fidelity Japan Smaller Companies Fund	8,921,108	2,770,425	-	139,133	12,399,248
Fidelity Large Cap Stock Fund	6,243,589	3,747,804	4,388,962	58,068	5,844,573
Fidelity Long-Term Treasury Bond Index Fund Investor Class	15,935,008	1,251,697	6,179,205	196,258	-
Fidelity Long-Term Treasury Bond Index Fund Premium Class	-	217,518	6,934,120	108,349	5,292,744
Fidelity Low-Priced Stock Fund	10,499,657	901,694	11,368,187	-	-
Fidelity Magellan Fund	20,911	627	-	129	22,006
Fidelity Materials Portfolio	2,713,126	3,357,475	4,292,900	17,086	1,644,027
Fidelity Medical Equipment and Systems Portfolio	11,667,533	14,410,652	391,591	-	24,968,352
Fidelity Mega Cap Stock Fund	2,976,491	-	3,034,872	-	-
Fidelity Mid Cap Value Fund	10,343,099	-	10,091,977	-	-
Fidelity Multimedia Portfolio	-	3,372,270	-	2,441	3,301,234
Fidelity Nasdaq Composite Index Fund	1,868,971	20,420	-	18,396	2,033,205
Fidelity New Markets Income Fund	3,909,162	3,065,263	660,155	285,176	6,491,081
Fidelity Nordic Fund	-	7,542,295	3,364,218	67,573	3,956,507
Fidelity OTC Portfolio	431,553	5,078,136	5,065,110	-	498,223
Fidelity Overseas Fund	79,650,717	23,590,754	2,339,359	1,713,158	97,860,464
Fidelity Pacific Basin Fund	4,640,495	111,076	-	30,149	4,776,255
Fidelity Pharmaceuticals Portfolio	7,221,097	-	6,509,012	-	-
Fidelity Real Estate Income Fund	3,608,742	117,841	3,968,406	96,385	-
Fidelity Real Estate Investment Portfolio	4,981,409	4,016,950	4,384,815	96,535	4,955,603
Fidelity Retailing Portfolio	9,798,609	3,405,715	1,167,655	17,225	12,549,919
Fidelity Semiconductors Portfolio	5,055,291	11,598,183	748,170	134,453	19,843,926
Fidelity Series Commodity Strategy Fund	5,316	5,550,455	-	-	5,701,086
Fidelity Small Cap Stock Fund	4,337,477	146,471	4,424,800	22	137,878
Fidelity Small Cap Value Fund	-	568,120	-	840	563,897
Fidelity Software and IT Services Portfolio	15,506,370	18,496,254	1,873,012	6,542	33,558,974
Fidelity Stock Selector Large Cap Value Fund	11,693,249	9,277,845	994,129	281,258	22,172,147
Fidelity Technology Portfolio	62,477,056	19,638,674	3,930,210	45,354	84,334,815
Fidelity Telecom and Utilities Fund	-	2,201,239	2,400,349	33,640	-
Fidelity Telecommunications Portfolio	15,023,040	11,707,733	11,970,320	336,441	18,400,124
Fidelity Transportation Portfolio	-	2,732,917	-	9,388	2,779,561
Fidelity U.S. Bond Index Fund Institutional Premium Class	-	15,379,437	7,605,155	2,871,782	222,275,665
Fidelity U.S. Bond Index Fund Investor Class	209,026,186	31,027,857	25,003,291	2,298,250	-
Fidelity Utilities Portfolio	3,719,984	13,067,160	10,561,848	211,074	7,356,514
Fidelity Value Discovery Fund	7,308,562	2,822,379	9,794,837	22,287	802,970
Total	$1,108,989,241	$549,447,507	$513,136,718	$14,840,093	$1,176,885,723

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

VIP FundsManager® 70% Portfolio

Financial Statements

Statement of Assets and Liabilities

		December 31, 2016
Assets
Investment in securities, at value (cost $1,058,568,595) — See accompanying schedule		$1,176,885,723
Receivable for investments sold		1,039,588
Receivable for fund shares sold		3,619,714
Total assets		1,181,545,025
Liabilities
Payable to custodian bank	$858
Payable for investments purchased	4,624,150
Payable for fund shares redeemed	34,874
Accrued management fee	195,128
Distribution and service plan fees payable	4,778
Total liabilities		4,859,788
Net Assets		$1,176,685,237
Net Assets consist of:
Paid in capital		$1,062,633,292
Undistributed net investment income		94,150
Accumulated undistributed net realized gain (loss) on investments		(4,359,333)
Net unrealized appreciation (depreciation) on investments		118,317,128
Net Assets		$1,176,685,237
Service Class:
Net Asset Value, offering price and redemption price per share ($70,609 ÷ 5,901 shares)		$11.97
Service Class 2:
Net Asset Value, offering price and redemption price per share ($38,442,823 ÷ 3,223,481 shares)		$11.93
Investor Class:
Net Asset Value, offering price and redemption price per share ($1,138,171,805 ÷ 95,125,910 shares)		$11.96

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended December 31, 2016
Investment Income
Income distributions from underlying funds		$14,840,093
Expenses
Management fee	$2,829,473
Distribution and service plan fees	72,201
Independent trustees' fees and expenses	5,048
Total expenses before reductions	2,906,722
Expense reductions	(596,597)	2,310,125
Net investment income (loss)		12,529,968
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	(11,968,064)
Capital gain distributions from underlying funds	11,853,318
Total net realized gain (loss)		(114,746)
Change in net unrealized appreciation (depreciation) on underlying funds		43,553,750
Net gain (loss)		43,439,004
Net increase (decrease) in net assets resulting from operations		$55,968,972

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended December 31, 2016	Year ended December 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$12,529,968	$10,556,210
Net realized gain (loss)	(114,746)	47,061,761
Change in net unrealized appreciation (depreciation)	43,553,750	(55,109,385)
Net increase (decrease) in net assets resulting from operations	55,968,972	2,508,586
Distributions to shareholders from net investment income	(12,528,947)	(10,502,574)
Distributions to shareholders from net realized gain	(45,317,276)	(24,652,156)
Total distributions	(57,846,223)	(35,154,730)
Share transactions - net increase (decrease)	69,760,717	114,469,310
Total increase (decrease) in net assets	67,883,466	81,823,166
Net Assets
Beginning of period	1,108,801,771	1,026,978,605
End of period	$1,176,685,237	$1,108,801,771
Other Information
Undistributed net investment income end of period	$94,150	$93,131

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — VIP FundsManager 70% Portfolio Service Class

Years ended December 31,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$12.05	$12.40	$12.01	$10.04	$9.04
Income from Investment Operations
Net investment income (loss)A	.13	.12	.15	.13	.15
Net realized and unrealized gain (loss)	.41	(.06)	.48	2.05	1.03
Total from investment operations	.54	.06	.63	2.18	1.18
Distributions from net investment income	(.13)	(.12)	(.14)	(.12)	(.15)
Distributions from net realized gain	(.49)	(.29)	(.10)	(.09)	(.03)
Total distributions	(.62)	(.41)	(.24)	(.21)	(.18)
Net asset value, end of period	$11.97	$12.05	$12.40	$12.01	$10.04
Total ReturnB,C	5.04%	.41%	5.24%	21.75%	13.10%
Ratios to Average Net AssetsD,E
Expenses before reductions	.35%	.35%	.35%	.35%	.35%
Expenses net of fee waivers, if any	.20%	.20%	.20%	.20%	.20%
Expenses net of all reductions	.20%	.20%	.20%	.20%	.20%
Net investment income (loss)	1.11%	.97%	1.23%	1.19%	1.57%
Supplemental Data
Net assets, end of period (000 omitted)	$71	$72	$78	$91	$77
Portfolio turnover rateD	45%	44%	49%	31%	24%

 A Calculated based on average shares outstanding during the period.

 B Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Amounts do not include the activity of the Underlying Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — VIP FundsManager 70% Portfolio Service Class 2

Years ended December 31,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$12.02	$12.37	$11.98	$10.02	$9.02
Income from Investment Operations
Net investment income (loss)A	.11	.10	.13	.12	.14
Net realized and unrealized gain (loss)	.41	(.06)	.48	2.04	1.03
Total from investment operations	.52	.04	.61	2.16	1.17
Distributions from net investment income	(.12)	(.10)	(.13)	(.11)	(.14)
Distributions from net realized gain	(.49)	(.29)	(.10)	(.09)	(.03)
Total distributions	(.61)	(.39)	(.22)B	(.20)	(.17)
Net asset value, end of period	$11.93	$12.02	$12.37	$11.98	$10.02
Total ReturnC,D	4.86%	.29%	5.10%	21.54%	12.98%
Ratios to Average Net AssetsE,F
Expenses before reductions	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.35%	.35%	.35%	.35%	.35%
Expenses net of all reductions	.35%	.35%	.35%	.35%	.35%
Net investment income (loss)	.96%	.82%	1.08%	1.04%	1.42%
Supplemental Data
Net assets, end of period (000 omitted)	$38,443	$12,028	$7,610	$6,752	$5,035
Portfolio turnover rateE	45%	44%	49%	31%	24%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.22 per share is comprised of distributions from net investment income of $.126 and distributions from net realized gain of $.097 per share.

 C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — VIP FundsManager 70% Portfolio Investor Class

Years ended December 31,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$12.05	$12.39	$12.01	$10.04	$9.03
Income from Investment Operations
Net investment income (loss)A	.13	.12	.15	.13	.15
Net realized and unrealized gain (loss)	.40	(.05)	.47	2.05	1.04
Total from investment operations	.53	.07	.62	2.18	1.19
Distributions from net investment income	(.13)	(.12)	(.14)	(.12)	(.15)
Distributions from net realized gain	(.49)	(.29)	(.10)	(.09)	(.03)
Total distributions	(.62)	(.41)	(.24)	(.21)	(.18)
Net asset value, end of period	$11.96	$12.05	$12.39	$12.01	$10.04
Total ReturnB,C	4.96%	.49%	5.15%	21.75%	13.22%
Ratios to Average Net AssetsD,E
Expenses before reductions	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.20%	.20%	.20%	.20%	.20%
Expenses net of all reductions	.20%	.20%	.20%	.20%	.20%
Net investment income (loss)	1.11%	.97%	1.23%	1.19%	1.57%
Supplemental Data
Net assets, end of period (000 omitted)	$1,138,172	$1,096,702	$1,019,291	$869,781	$622,842
Portfolio turnover rateD	45%	44%	49%	31%	24%

 A Calculated based on average shares outstanding during the period.

 B Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Amounts do not include the activity of the Underlying Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

VIP FundsManager® 85% Portfolio

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of December 31, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Fidelity Overseas Fund	11.9	10.2
Fidelity Technology Portfolio	9.6	7.8
Fidelity U.S. Bond Index Fund Institutional Class	6.1	6.5
Fidelity Consumer Discretionary Portfolio	5.4	5.0
Fidelity Health Care Portfolio	4.6	3.2
Fidelity Financial Services Portfolio	4.3	3.5
Fidelity Consumer Staples Portfolio	3.9	5.5
Fidelity Energy Portfolio	3.6	3.2
Fidelity Software and IT Services Portfolio	3.6	2.8
Fidelity Banking Portfolio	3.1	2.5
	56.1

Asset Allocation (% of fund's net assets)

As of December 31, 2016
Domestic Equity Funds	63.2%
International Equity Funds	24.5%
Fixed-Income Funds	12.3%

As of June 30, 2016
Domestic Equity Funds	61.5%
International Equity Funds	24.7%
Fixed-Income Funds	13.8%

VIP FundsManager® 85% Portfolio

Investments December 31, 2016

Showing Percentage of Net Assets

Equity Funds - 87.7%
	Shares	Value
Domestic Equity Funds - 63.2%
Fidelity Air Transportation Portfolio (a)	6,193	$460,037
Fidelity Banking Portfolio (a)	411,055	13,235,974
Fidelity Biotechnology Portfolio (a)	31,587	5,497,775
Fidelity Blue Chip Growth Fund (a)	1,608	108,338
Fidelity Chemicals Portfolio (a)	72,898	10,745,171
Fidelity Consumer Discretionary Portfolio (a)	660,497	23,341,950
Fidelity Consumer Staples Portfolio (a)	185,590	16,678,988
Fidelity Defense and Aerospace Portfolio (a)	44,244	5,713,175
Fidelity Dividend Growth Fund (a)	294	9,460
Fidelity Energy Portfolio (a)	335,415	15,683,998
Fidelity Energy Service Portfolio (a)	44,022	2,456,429
Fidelity Environmental and Alternative Energy Portfolio (a)	17,445	393,391
Fidelity Equity Dividend Income Fund (a)	78,251	2,100,264
Fidelity Financial Services Portfolio (a)	189,605	18,717,851
Fidelity Global Commodity Stock Fund (a)	108,706	1,227,293
Fidelity Gold Portfolio (a)	3,889	74,520
Fidelity Health Care Portfolio (a)	107,898	19,940,678
Fidelity Industrial Equipment Portfolio (a)	145,398	5,687,964
Fidelity Industrials Portfolio (a)	346,847	11,220,515
Fidelity Insurance Portfolio (a)	158,692	12,308,185
Fidelity IT Services Portfolio (a)	810	33,943
Fidelity Large Cap Stock Fund (a)	48,990	1,438,333
Fidelity Magellan Fund (a)	166	15,180
Fidelity Materials Portfolio (a)	4,634	352,614
Fidelity Medical Equipment and Systems Portfolio (a)	285,176	10,500,171
Fidelity Multimedia Portfolio (a)	20,834	1,552,313
Fidelity OTC Portfolio (a)	379	31,551
Fidelity Real Estate Investment Portfolio (a)	40,042	1,669,356
Fidelity Retailing Portfolio (a)	37,053	4,065,489
Fidelity Semiconductors Portfolio (a)	72,891	6,962,563
Fidelity Series Commodity Strategy Fund (a)(b)	360,394	1,953,333
Fidelity Small Cap Value Fund (a)	15,010	282,330
Fidelity Software and IT Services Portfolio (a)	121,734	15,679,364
Fidelity Stock Selector Large Cap Value Fund (a)	378,736	7,063,435
Fidelity Technology Portfolio (a)	318,108	41,395,413
Fidelity Telecommunications Portfolio (a)	120,861	8,438,482
Fidelity Transportation Portfolio (a)	25,054	2,257,088
Fidelity Utilities Portfolio (a)	48,452	3,453,671
Fidelity Value Discovery Fund (a)	2,976	76,940

TOTAL DOMESTIC EQUITY FUNDS		272,823,525

International Equity Funds - 24.5%
Fidelity Canada Fund (a)	18,561	907,621
Fidelity Diversified International Fund (a)	257,616	8,578,612
Fidelity Emerging Asia Fund (a)	36,933	1,146,771
Fidelity Emerging Markets Fund (a)	84,531	1,885,882
Fidelity Europe Fund (a)	163,824	5,507,776
Fidelity International Capital Appreciation Fund (a)	105,706	1,689,180
Fidelity International Discovery Fund (a)	101,778	3,712,847
Fidelity International Index Fund Premium Class (a)	195,111	6,891,320
Fidelity International Real Estate Fund (a)	1,557	14,778
Fidelity International Small Cap Fund (a)	400,140	9,323,267
Fidelity International Small Cap Opportunities Fund (a)	257,404	3,745,234
Fidelity Japan Fund (a)	219,324	2,627,502
Fidelity Japan Smaller Companies Fund (a)	411,690	6,031,255
Fidelity Nordic Fund (a)	33,637	1,510,616
Fidelity Overseas Fund (a)	1,306,654	51,665,121
Fidelity Pacific Basin Fund (a)	30,405	804,529

TOTAL INTERNATIONAL EQUITY FUNDS		106,042,311

TOTAL EQUITY FUNDS
(Cost $335,723,512)		378,865,836

Fixed-Income Funds - 12.3%
Fidelity Floating Rate High Income Fund (a)	1,047,670	10,099,539
Fidelity Focused High Income Fund (a)	417	3,541
Fidelity Inflation-Protected Bond Index Fund Institutional Class (a)	889,293	8,599,466
Fidelity Long-Term Treasury Bond Index Fund Premium Class (a)	455,863	5,734,763
Fidelity New Markets Income Fund (a)	163,898	2,556,813
Fidelity U.S. Bond Index Fund Institutional Class (a)	2,285,228	26,257,271
TOTAL FIXED-INCOME FUNDS
(Cost $52,422,747)		53,251,393
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $388,146,259)		432,117,229
NET OTHER ASSETS (LIABILITIES) - 0.0%		(74,857)
NET ASSETS - 100%		$432,042,372

Legend

 (a) Affiliated Fund

 (b) Non-income producing

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Air Transportation Portfolio	$449,765	$454,235	$453,953	$1,557	$460,037
Fidelity Banking Portfolio	12,776,813	1,461,956	3,374,518	99,944	13,235,974
Fidelity Biotechnology Portfolio	-	5,886,325	-	-	5,497,775
Fidelity Blue Chip Growth Fund	4,139,959	562,450	4,231,535	94	108,338
Fidelity Blue Chip Value Fund	5,393,876	638,490	6,121,174	-	-
Fidelity Brokerage and Investment Management Portfolio	229,318	-	194,545	-	-
Fidelity Canada Fund	-	916,408	-	9,497	907,621
Fidelity Chemicals Portfolio	3,545,242	9,197,586	2,933,505	124,674	10,745,171
Fidelity China Region Fund	760,714	-	667,209	-	-
Fidelity Computers Portfolio	1,534,138	1,370	1,453,644	1,337	-
Fidelity Construction and Housing Portfolio	4,797,593	893,086	5,685,875	-	-
Fidelity Consumer Discretionary Portfolio	22,042,447	5,505,644	4,807,709	206,548	23,341,950
Fidelity Consumer Staples Portfolio	19,418,724	7,171,557	9,941,778	292,238	16,678,988
Fidelity Contrafund	7,948,208	1,819,226	9,373,742	921	-
Fidelity Defense and Aerospace Portfolio	4,132,524	2,198,093	974,153	44,993	5,713,175
Fidelity Diversified International Fund	32,797,891	1,021,101	23,242,979	100,437	8,578,612
Fidelity Dividend Growth Fund	8,755	147	-	147	9,460
Fidelity Emerging Asia Fund	2,833,826	15,576	1,731,416	13,342	1,146,771
Fidelity Emerging Markets Fund	257,020	1,749,328	72,741	12,990	1,885,882
Fidelity Energy Portfolio	10,815,474	7,882,757	6,472,634	84,291	15,683,998
Fidelity Energy Service Portfolio	865,797	2,390,461	861,843	2,465	2,456,429
Fidelity Environmental and Alternative Energy Portfolio	-	377,716	-	1,795	393,391
Fidelity Equity Dividend Income Fund	-	6,022,880	4,541,301	74,537	2,100,264
Fidelity Europe Fund	10,091,642	465,451	4,255,501	61,630	5,507,776
Fidelity Financial Services Portfolio	19,445,527	5,478,986	8,027,844	170,530	18,717,851
Fidelity Floating Rate High Income Fund	7,814	10,014,483	185,664	224,246	10,099,539
Fidelity Focused High Income Fund	86,370	24,199	113,123	3,884	3,541
Fidelity Global Commodity Stock Fund	16,779	1,117,216	-	11,064	1,227,293
Fidelity Gold Portfolio	49,305	4,593	-	-	74,520
Fidelity Growth Company Fund	35,734	93	33,185	-	-
Fidelity Health Care Portfolio	17,551,447	12,573,736	7,263,066	25,677	19,940,678
Fidelity Health Care Services Portfolio	3,800,272	355,275	4,079,947	-	-
Fidelity High Income Fund	167,309	7,932	191,344	8,048	-
Fidelity Industrial Equipment Portfolio	2,999,410	3,302,615	1,061,057	37,206	5,687,964
Fidelity Industrials Portfolio	14,005,735	3,932,004	7,857,078	62,277	11,220,515
Fidelity Inflation-Protected Bond Index Fund Institutional Class	-	783,364	1,548,878	5,448	8,599,466
Fidelity Inflation-Protected Bond Index Fund Investor Class	8,642,595	916,592	478,342	33	-
Fidelity Insurance Portfolio	6,588,736	5,515,840	1,503,578	151,899	12,308,185
Fidelity International Capital Appreciation Fund	-	6,666,789	4,593,299	22,595	1,689,180
Fidelity International Discovery Fund	9,802,990	3,678,346	9,335,021	65,813	3,712,847
Fidelity International Index Fund Investor Class	1,908,175	4,416	240,000	2,300	-
Fidelity International Index Fund Premium Class	-	5,221,317	-	173,766	6,891,320
Fidelity International Real Estate Fund	15,012	589	-	220	14,778
Fidelity International Small Cap Fund	2,049,941	6,973,362	-	130,688	9,323,267
Fidelity International Small Cap Opportunities Fund	4,852,571	1,956,762	3,141,332	42,632	3,745,234
Fidelity Investments Money Market Government Portfolio Institutional Class 0.43%	-	21,617,672	21,617,676	10,149	-
Fidelity Investments Prime Money Market Portfolio Class I 0.79%	24,355	7	24,362	9	-
Fidelity IT Services Portfolio	2,968,370	555,205	3,548,235	107	33,943
Fidelity Japan Fund	4,487,992	2,161,763	3,694,147	21,599	2,627,502
Fidelity Japan Smaller Companies Fund	4,089,540	1,584,879	-	67,677	6,031,255
Fidelity Large Cap Stock Fund	1,817,995	1,416,638	1,790,622	10,621	1,438,333
Fidelity Leisure Portfolio	137,510	-	138,573	-	-
Fidelity Long-Term Treasury Bond Index Fund Investor Class	9,042,749	1,628,642	3,344,001	118,742	-
Fidelity Long-Term Treasury Bond Index Fund Premium Class	-	972,620	2,769,198	96,991	5,734,763
Fidelity Low-Priced Stock Fund	$2,686,768	$1,087,943	$3,748,036	$117	$-
Fidelity Magellan Fund	14,424	433	-	89	15,180
Fidelity Materials Portfolio	1,744,807	1,013,540	2,272,784	3,665	352,614
Fidelity Medical Equipment and Systems Portfolio	5,011,560	6,009,589	649,293	-	10,500,171
Fidelity Mega Cap Stock Fund	421,394	-	421,164	-	-
Fidelity Mid Cap Value Fund	3,746,332	-	3,623,505	-	-
Fidelity Multimedia Portfolio	-	1,579,179	-	464	1,552,313
Fidelity Nasdaq Composite Index Fund	61,944	42	58,663	-	-
Fidelity New Markets Income Fund	2,018,742	947,772	490,683	116,821	2,556,813
Fidelity Nordic Fund	-	3,138,195	1,521,957	24,569	1,510,616
Fidelity OTC Portfolio	641,427	665,246	1,250,072	-	31,551
Fidelity Overseas Fund	40,619,533	15,509,540	2,879,643	915,186	51,665,121
Fidelity Pacific Basin Fund	781,661	18,710	-	5,078	804,529
Fidelity Pharmaceuticals Portfolio	5,060,594	-	4,534,597	-	-
Fidelity Real Estate Income Fund	1,512,394	48,220	1,667,647	39,620	-
Fidelity Real Estate Investment Portfolio	1,633,071	1,894,641	1,975,742	30,603	1,669,356
Fidelity Retailing Portfolio	3,228,576	1,657,014	926,379	5,567	4,065,489
Fidelity Semiconductors Portfolio	1,870,180	4,260,395	619,711	47,850	6,962,563
Fidelity Series Commodity Strategy Fund	5,316	1,895,591	-	-	1,953,333
Fidelity Small Cap Stock Fund	1,907,435	65,662	2,019,627	-	-
Fidelity Small Cap Value Fund	-	283,990	-	432	282,330
Fidelity Software and IT Services Portfolio	7,990,086	7,984,166	950,670	3,266	15,679,364
Fidelity Stock Selector Large Cap Value Fund	6,806,289	5,634,725	6,288,338	95,756	7,063,435
Fidelity Technology Portfolio	32,051,942	8,843,459	2,632,039	22,304	41,395,413
Fidelity Telecom and Utilities Fund	-	195,279	215,131	2,146	-
Fidelity Telecommunications Portfolio	6,734,945	6,145,957	6,089,579	152,870	8,438,482
Fidelity Transportation Portfolio	-	2,090,747	-	9,168	2,257,088
Fidelity U.S. Bond Index Fund Institutional Class	-	5,130,682	3,082,235	331,465	26,257,271
Fidelity U.S. Bond Index Fund Investor Class	20,232,915	13,120,257	8,970,911	230,030	-
Fidelity Utilities Portfolio	2,043,648	6,247,001	5,375,397	95,322	3,453,671
Fidelity Value Discovery Fund	1,231,582	517,620	1,750,460	1,343	76,940
Total	$409,491,524	$251,083,373	$241,985,590	$4,731,389	$432,117,229

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

VIP FundsManager® 85% Portfolio

Financial Statements

Statement of Assets and Liabilities

		December 31, 2016
Assets
Investment in securities, at value (cost $388,146,259) — See accompanying schedule		$432,117,229
Cash		8
Receivable for investments sold		134,218
Receivable for fund shares sold		251,004
Total assets		432,502,459
Liabilities
Payable for investments purchased	$365,457
Payable for fund shares redeemed	19,727
Accrued management fee	71,849
Distribution and service plan fees payable	3,054
Total liabilities		460,087
Net Assets		$432,042,372
Net Assets consist of:
Paid in capital		$390,310,495
Undistributed net investment income		16,869
Accumulated undistributed net realized gain (loss) on investments		(2,255,962)
Net unrealized appreciation (depreciation) on investments		43,970,970
Net Assets		$432,042,372
Service Class:
Net Asset Value, offering price and redemption price per share ($8,280 ÷ 701 shares)		$11.81
Service Class 2:
Net Asset Value, offering price and redemption price per share ($24,790,245 ÷ 2,108,402 shares)		$11.76
Investor Class:
Net Asset Value, offering price and redemption price per share ($407,243,847 ÷ 34,473,290 shares)		$11.81

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended December 31, 2016
Investment Income
Income distributions from underlying funds		$4,731,389
Expenses
Management fee	$1,016,851
Distribution and service plan fees	46,934
Independent trustees' fees and expenses	1,816
Total expenses before reductions	1,065,601
Expense reductions	(222,807)	842,794
Net investment income (loss)		3,888,595
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	(5,457,677)
Capital gain distributions from underlying funds	5,094,375
Total net realized gain (loss)		(363,302)
Change in net unrealized appreciation (depreciation) on underlying funds		18,985,584
Net gain (loss)		18,622,282
Net increase (decrease) in net assets resulting from operations		$22,510,877

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended December 31, 2016	Year ended December 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$3,888,595	$2,982,675
Net realized gain (loss)	(363,302)	20,491,617
Change in net unrealized appreciation (depreciation)	18,985,584	(22,430,265)
Net increase (decrease) in net assets resulting from operations	22,510,877	1,044,027
Distributions to shareholders from net investment income	(3,871,727)	(5,527,890)
Distributions to shareholders from net realized gain	(18,544,706)	(15,161,464)
Total distributions	(22,416,433)	(20,689,354)
Share transactions - net increase (decrease)	22,525,859	43,925,167
Total increase (decrease) in net assets	22,620,303	24,279,840
Net Assets
Beginning of period	409,422,069	385,142,229
End of period	$432,042,372	$409,422,069
Other Information
Undistributed net investment income end of period	$16,869	$–

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — VIP FundsManager 85% Portfolio Service Class

Years ended December 31,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$11.87	$12.46	$12.07	$9.62	$8.57
Income from Investment Operations
Net investment income (loss)A	.11	.09	.13	.11	.12
Net realized and unrealized gain (loss)	.48	(.03)	.51	2.57	1.09
Total from investment operations	.59	.06	.64	2.68	1.21
Distributions from net investment income	(.11)	(.16)B	(.13)	(.10)	(.13)
Distributions from net realized gain	(.54)	(.49)B	(.13)	(.13)	(.03)
Total distributions	(.65)	(.65)	(.25)C	(.23)	(.16)
Net asset value, end of period	$11.81	$11.87	$12.46	$12.07	$9.62
Total ReturnD,E	5.66%	.39%	5.29%	27.86%	14.13%
Ratios to Average Net AssetsF,G
Expenses before reductions	.35%	.35%	.35%	.35%	.35%
Expenses net of fee waivers, if any	.20%	.20%	.20%	.20%	.20%
Expenses net of all reductions	.20%	.20%	.20%	.20%	.20%
Net investment income (loss)	.96%	.74%	1.04%	1.00%	1.25%
Supplemental Data
Net assets, end of period (000 omitted)	$8	$8	$8	$242	$149
Portfolio turnover rateF	59%	67%	72%	51%	50%

 A Calculated based on average shares outstanding during the period.

 B The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 C Total distributions of $.25 per share is comprised of distributions from net investment income of $.125 and distributions from net realized gain of $.126 per share.

 D Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Amounts do not include the activity of the Underlying Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — VIP FundsManager 85% Portfolio Service Class 2

Years ended December 31,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$11.83	$12.41	$12.03	$9.60	$8.55
Income from Investment Operations
Net investment income (loss)A	.09	.07	.11	.09	.10
Net realized and unrealized gain (loss)	.47	(.01)	.50	2.55	1.10
Total from investment operations	.56	.06	.61	2.64	1.20
Distributions from net investment income	(.09)	(.15)B	(.11)	(.09)	(.11)
Distributions from net realized gain	(.54)	(.49)B	(.13)	(.13)	(.03)
Total distributions	(.63)	(.64)	(.23)C	(.21)D	(.15)E
Net asset value, end of period	$11.76	$11.83	$12.41	$12.03	$9.60
Total ReturnF,G	5.47%	.35%	5.08%	27.54%	14.01%
Ratios to Average Net AssetsH,I
Expenses before reductions	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.35%	.35%	.35%	.35%	.35%
Expenses net of all reductions	.35%	.35%	.35%	.35%	.35%
Net investment income (loss)	.81%	.59%	.89%	.85%	1.10%
Supplemental Data
Net assets, end of period (000 omitted)	$24,790	$10,346	$8,207	$6,862	$4,812
Portfolio turnover rateH	59%	67%	72%	51%	50%

 A Calculated based on average shares outstanding during the period.

 B The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 C Total distributions of $.23 per share is comprised of distributions from net investment income of $.107 and distributions from net realized gain of $.126 per share.

 D Total distributions of $.21 per share is comprised of distributions from net investment income of $.085 and distributions from net realized gain of $.128 per share.

 E Total distributions of $.15 per share is comprised of distributions from net investment income of $.113 and distributions from net realized gain of $.033 per share.

 F Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Amounts do not include the activity of the Underlying Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — VIP FundsManager 85% Portfolio Investor Class

Years ended December 31,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$11.87	$12.46	$12.07	$9.63	$8.58
Income from Investment Operations
Net investment income (loss)A	.11	.09	.13	.11	.12
Net realized and unrealized gain (loss)	.48	(.03)	.51	2.56	1.09
Total from investment operations	.59	.06	.64	2.67	1.21
Distributions from net investment income	(.11)	(.16)B	(.13)	(.10)	(.13)
Distributions from net realized gain	(.54)	(.49)B	(.13)	(.13)	(.03)
Total distributions	(.65)	(.65)	(.25)C	(.23)	(.16)
Net asset value, end of period	$11.81	$11.87	$12.46	$12.07	$9.63
Total ReturnD,E	5.66%	.39%	5.29%	27.73%	14.11%
Ratios to Average Net AssetsF,G
Expenses before reductions	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.20%	.20%	.20%	.20%	.20%
Expenses net of all reductions	.20%	.20%	.20%	.20%	.20%
Net investment income (loss)	.96%	.74%	1.04%	1.00%	1.25%
Supplemental Data
Net assets, end of period (000 omitted)	$407,244	$399,068	$376,927	$325,256	$226,548
Portfolio turnover rateF	59%	67%	72%	51%	50%

 A Calculated based on average shares outstanding during the period.

 B The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 C Total distributions of $.25 per share is comprised of distributions from net investment income of $.125 and distributions from net realized gain of $.126 per share.

 D Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Amounts do not include the activity of the Underlying Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended December 31, 2016

1. Organization.

VIP FundsManager 20% Portfolio, VIP FundsManager 50% Portfolio, VIP FundsManager 60% Portfolio, VIP FundsManager 70% Portfolio, and VIP FundsManager 85% Portfolio (the Funds) are funds of Variable Insurance Products Fund V (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Each Fund is authorized to issue an unlimited number of shares. The Funds invest primarily in a combination of other Fidelity equity, fixed income, and short-term funds (the Underlying Funds) managed by Fidelity Management & Research Company (FMR). Shares of each Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. Each Fund offers three classes of shares: Service Class shares, Service Class 2 shares, and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class.

During the period, certain Underlying Funds incurred name changes. These changes may involve one or more of the following, as applicable: replacing "Spartan" with "Fidelity," renaming the "Fidelity Advantage Institutional Class" to the "Institutional Premium Class," renaming the "Fidelity Advantage Class" to the "Premium Class," or renaming "Fidelity Institutional Money Market" to "Fidelity Investments Money Market." The names of the Underlying Funds are those in effect at period end.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from the Underlying Funds, if any, are recorded on the ex-dividend date.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of each Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of each Fund. Each class differs with respect to distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of each Fund and do not include any expenses associated with the Underlying Funds. Although not included in each Fund's expenses, each Fund indirectly bears its proportionate share of the Underlying Funds' expenses through the impact of these expenses on each Underlying Fund's NAV. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of December 31, 2016, each Fund did not have any unrecognized tax benefits in the financial statements; nor is each Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to short-term gain distributions from the Underlying Funds, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation) on securities
VIP FundsManager 20% Portfolio	$719,606,073	$31,216,546	$(4,033,693)	$27,182,853
VIP FundsManager 50% Portfolio	5,969,434,616	367,808,174	(65,561,761)	302,246,413
VIP FundsManager 60% Portfolio	5,599,350,849	832,065,178	(48,547,184)	783,517,994
VIP FundsManager 70% Portfolio	1,059,493,464	130,559,674	(13,167,415)	117,392,259
VIP FundsManager 85% Portfolio	388,633,795	48,859,502	(5,376,068)	43,483,434

The tax-based components of distributable earnings as of period end were as follows for each Fund:

	Undistributed ordinary income	Undistributed long-term capital gain	Capital loss carryforward	Net unrealized appreciation (depreciation) on securities and other investments
VIP FundsManager 20% Portfolio	$63,096	$1,820,246	$–	$27,182,853
VIP FundsManager 50% Portfolio	118,491	–	(6,562,221)	302,246,413
VIP FundsManager 60% Portfolio	331,192	76,034,781	–	783,517,994
VIP FundsManager 70% Portfolio	117,208	–	(3,457,523)	117,392,259
VIP FundsManager 85% Portfolio	21,396	–	(1,772,954)	43,483,434

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

No expiration
Short-term
VIP FundsManager 50% Portfolio	$(6,562,221)
VIP FundsManager 70% Portfolio	(3,457,523)
VIP FundsManager 85% Portfolio	(1,772,954)

The tax character of distributions paid was as follows:

December 31, 2016
	Ordinary Income	Long-term Capital Gains	Total
VIP FundsManager 20% Portfolio	$10,225,521	$8,851,420	$19,076,941
VIP FundsManager 50% Portfolio	91,391,476	71,969,152	163,360,628
VIP FundsManager 60% Portfolio	97,000,892	213,628,353	310,629,245
VIP FundsManager 70% Portfolio	15,722,413	42,123,810	57,846,223
VIP FundsManager 85% Portfolio	5,244,268	17,172,166	22,416,434

December 31, 2015
	Ordinary Income	Long-term Capital Gains	Total
VIP FundsManager 20% Portfolio	$10,244,310	$22,181,858	$32,426,168
VIP FundsManager 50% Portfolio	92,303,132	157,680,083	249,983,215
VIP FundsManager 60% Portfolio	104,058,377	439,631,789	543,690,166
VIP FundsManager 70% Portfolio	15,927,676	19,227,054	35,154,730
VIP FundsManager 85% Portfolio	5,546,044	15,143,310	20,689,354

3. Purchases and Redemptions of Underlying Fund Shares.

Purchases and redemptions of the Underlying Fund shares, are noted in the table below.

	Purchases ($)	Redemptions ($)
VIP FundsManager 20% Portfolio	439,304,911	435,207,958
VIP FundsManager 50% Portfolio	2,506,691,100	2,506,586,799
VIP FundsManager 60% Portfolio	2,373,477,704	3,049,407,791
VIP FundsManager 70% Portfolio	549,447,507	513,136,718
VIP FundsManager 85% Portfolio	251,083,373	241,985,590

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR Co., Inc. (the investment adviser), an affiliate of FMR, provides the Funds with investment management related services. For these services each Fund pays a monthly management fee to the investment adviser. The management fee is based on an annual rate of .25% of each fund's average net assets. The management fee is reduced by an amount equal to the fees and expenses paid by the Funds to the independent Trustees.

The investment adviser has contractually agreed to waive 0.05% of its management fee, thereby limiting each Fund's management fee to an annual rate of 0.20% of average net assets, until April 30, 2017.

Other Transactions. The investment adviser has entered into an administration agreement with FMR under which FMR provides management and administrative services (other than investment advisory services) necessary for the operation of each Fund. Pursuant to this agreement, FMR pays all expenses of each Fund, excluding distribution and service fees, compensation of the independent Trustees and certain other expenses such as interest expense. FMR also contracts with other Fidelity companies to perform the services necessary for the operation of each Fund.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Funds have adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets.

For the period, total fees, all of which were reallowed to insurance companies for the distribution of shares and providing shareholder support services were as follows:

	Service Class	Service Class 2	Total
VIP FundsManager 20% Portfolio	$60	$10,066	$10,126
VIP FundsManager 50% Portfolio	62	221,486	221,548
VIP FundsManager 60% Portfolio	58	1,241,639	1,241,697
VIP FundsManager 70% Portfolio	69	72,132	72,201
VIP FundsManager 85% Portfolio	8	46,926	46,934

5. Expense Reductions.

The investment adviser contractually agreed to limit each Funds' management fee to an annual rate of 0.20% of each Funds' average net assets until April 30, 2017. For the period, each Fund's management fees were reduced by the following amounts:

Management Fee Waiver
VIP FundsManager 20% Portfolio	$373,416
VIP FundsManager 50% Portfolio	3,129,210
VIP FundsManager 60% Portfolio	3,343,512
VIP FundsManager 70% Portfolio	567,379
VIP FundsManager 85% Portfolio	203,870

In addition, FMR has contractually agreed to reimburse 0.10% of class-level expenses for each Fund's Service Class and Service Class 2. During the period, this reimbursement reduced each Fund's Service Class and Service Class 2's expenses by the following amounts:

Reimbursement
VIP FundsManager 20% Portfolio
Service Class	$60
Service Class 2	4,059
VIP FundsManager 50% Portfolio
Service Class	62
Service Class 2	88,756
VIP FundsManager 60% Portfolio
Service Class	58
Service Class 2	497,205
VIP FundsManager 70% Portfolio
Service Class	69
Service Class 2	29,149
VIP FundsManager 85% Portfolio
Service Class	8
Service Class 2	18,929

6. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Year ended December 31, 2016	Year ended December 31, 2015
VIP FundsManager 20% Portfolio
From net investment income
Service Class	$759	$756
Service Class 2	87,940	15,426
Investor Class	9,267,741	8,782,197
Total	$9,356,440	$8,798,379
From net realized gain
Service Class	$785	$2,113
Service Class 2	28,240	44,977
Investor Class	9,691,476	23,580,699
Total	$9,720,501	$23,627,789
VIP FundsManager 50% Portfolio
From net investment income
Service Class	$786	$747
Service Class 2	1,003,947	830,790
Investor Class	77,017,728	69,150,512
Total	$78,022,461	$69,982,049
From net realized gain
Service Class	$839	$2,426
Service Class 2	1,173,026	2,981,556
Investor Class	84,164,303	177,017,184
Total	$85,338,168	$180,001,166
VIP FundsManager 60% Portfolio
From net investment income
Service Class	$748	$677
Service Class 2	5,636,950	4,850,081
Investor Class	73,535,243	71,023,792
Total	$79,172,941	$75,874,550
From net realized gain
Service Class	$1,943	$4,828
Service Class 2	16,767,592	30,448,221
Investor Class	214,686,769	437,362,567
Total	$231,456,304	$467,815,616
VIP FundsManager 70% Portfolio
From net investment income
Service Class	$766	$690
Service Class 2	368,134	99,217
Investor Class	12,160,047	10,402,667
Total	$12,528,947	$10,502,574
From net realized gain
Service Class	$2,783	$1,802
Service Class 2	590,026	203,572
Investor Class	44,724,467	24,446,782
Total	$45,317,276	$24,652,156
VIP FundsManager 85% Portfolio
From net investment income
Service Class	$75	$108
Service Class 2	195,908	126,841
Investor Class	3,675,744	5,400,941
Total	$3,871,727	$5,527,890
From net realized gain
Service Class	$363	$314
Service Class 2	510,771	329,863
Investor Class	18,033,572	14,831,287
Total	$18,544,706	$15,161,464

7. Share Transactions.

Transactions for each class of shares were as follows:

	Shares	Shares	Dollars	Dollars
	Year ended December 31, 2016	Year ended December 31, 2015	Year ended December 31, 2016	Year ended December 31, 2015
VIP FundsManager 20% Portfolio
Service Class
Shares sold	276	282	$3,067	$3,201
Reinvestment of distributions	142	256	1,544	2,869
Shares redeemed	(637)	(820)	(6,990)	(9,217)
Net increase (decrease)	(219)	(282)	$(2,379)	$(3,147)
Service Class 2
Shares sold	583,914	55,089	$6,568,039	$619,120
Reinvestment of distributions	10,611	5,394	116,180	60,403
Shares redeemed	(43,073)	(52,490)	(479,541)	(595,169)
Net increase (decrease)	551,452	7,993	$6,204,678	$84,354
Investor Class
Shares sold	5,562,471	4,314,478	$61,838,223	$48,892,189
Reinvestment of distributions	1,744,688	2,886,754	18,959,217	32,362,896
Shares redeemed	(6,876,512)	(6,795,492)	(76,032,084)	(76,720,627)
Net increase (decrease)	430,647	405,740	$4,765,356	$4,534,458
VIP FundsManager 50% Portfolio
Service Class
Shares sold	140	30	$1,673	$376
Reinvestment of distributions	140	261	1,625	3,173
Shares redeemed	(519)	(767)	(6,011)	(9,305)
Net increase (decrease)	(239)	(476)	$(2,713)	$(5,756)
Service Class 2
Shares sold	1,432,843	1,197,918	$16,925,710	$14,606,195
Reinvestment of distributions	188,664	314,646	2,176,973	3,812,346
Shares redeemed	(1,093,992)	(1,639,641)	(12,972,657)	(19,955,650)
Net increase (decrease)	527,515	(127,077)	$6,130,026	$(1,537,109)
Investor Class
Shares sold	20,135,574	87,789,959	$232,269,865	$1,074,317,628
Reinvestment of distributions	13,921,695	20,301,767	161,182,031	246,167,696
Shares redeemed	(30,310,227)	(8,600,399)	(363,020,814)	(105,237,774)
Net increase (decrease)	3,747,042	99,491,327	$30,431,082	$1,215,247,550
VIP FundsManager 60% Portfolio
Service Class
Shares sold	127	92	$1,386	$1,058
Reinvestment of distributions	262	488	2,691	5,505
Shares redeemed	(458)	(942)	(4,855)	(10,684)
Net increase (decrease)	(69)	(362)	$(778)	$(4,121)
Service Class 2
Shares sold	7,205,028	11,496,489	$78,172,620	$131,468,035
Reinvestment of distributions	2,187,862	3,139,200	22,404,542	35,298,302
Shares redeemed	(8,407,324)	(5,178,599)	(91,212,112)	(58,979,106)
Net increase (decrease)	985,566	9,457,090	$9,365,050	$107,787,231
Investor Class
Shares sold	8,487,429	54,600,995	$89,862,001	$628,143,142
Reinvestment of distributions	28,097,227	45,130,041	288,222,012	508,386,359
Shares redeemed	(80,685,724)	(38,801,862)	(888,816,014)	(444,895,412)
Net increase (decrease)	(44,101,068)	60,929,174	$(510,732,001)	$691,634,089
VIP FundsManager 70% Portfolio
Service Class
Shares sold	112	95	$1,312	$1,186
Reinvestment of distributions	324	202	3,549	2,492
Shares redeemed	(493)	(608)	(5,634)	(7,499)
Net increase (decrease)	(57)	(311)	$(773)	$(3,821)
Service Class 2
Shares sold	2,496,726	433,265	$29,110,023	$5,385,934
Reinvestment of distributions	85,492	24,649	958,160	302,789
Shares redeemed	(359,478)	(72,562)	(4,071,709)	(901,788)
Net increase (decrease)	2,222,740	385,352	$25,996,474	$4,786,935
Investor Class
Shares sold	4,485,003	9,520,512	$52,417,150	$119,096,572
Reinvestment of distributions	5,199,011	2,825,692	56,884,514	34,849,407
Shares redeemed	(5,561,107)	(3,585,245)	(65,536,648)	(44,259,783)
Net increase (decrease)	4,122,907	8,760,959	$43,765,016	$109,686,196
VIP FundsManager 85% Portfolio
Service Class
Shares sold	105	152	$1,201	$1,870
Reinvestment of distributions	42	34	438	422
Shares redeemed	(122)	(148)	(1,398)	(1,816)
Net increase (decrease)	25	38	$241	$476
Service Class 2
Shares sold	1,351,300	324,229	$15,437,557	$3,937,469
Reinvestment of distributions	65,957	37,474	706,679	456,704
Shares redeemed	(183,674)	(148,025)	(2,084,680)	(1,816,406)
Net increase (decrease)	1,233,583	213,678	$14,059,556	$2,577,767
Investor Class
Shares sold	3,086,772	4,116,729	$35,790,365	$50,957,543
Reinvestment of distributions	2,064,110	1,652,617	21,709,316	20,232,228
Shares redeemed	(4,283,520)	(2,415,852)	(49,033,619)	(29,842,847)
Net increase (decrease)	867,362	3,353,494	$8,466,062	$41,346,924

8. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

The Funds do not invest in the Underlying Funds for the purpose of exercising management or control: however, investments by the Funds within their principal investment strategies may represent a significant portion of the Underlying Fund's net assets.

At the end of the period, the following Funds were each the owners of record of 10% or more of the total outstanding shares of the Underlying Funds.

Fund	VIP FundsManager 50% Portfolio	VIP FundsManager 60% Portfolio
Fidelity Banking Portfolio	–	16%
Fidelity Consumer Discretionary Portfolio	21%	27%
Fidelity Financial Services Portfolio	16%	21%
Fidelity Industrials Portfolio	10%	15%
Fidelity Industrial Equipment Portfolio	21%	27%
Fidelity Inflation-Protected Bond Index Fund	11%	12%
Fidelity Insurance Portfolio	14%	16%
Fidelity Japan Smaller Companies Fund	11%	11%
Fidelity Stock Selector Large Cap Value Fund	11%	–
Fidelity Technology Portfolio	–	13%
Fidelity Telecommunications Portfolio	–	12%

The Funds, in aggregate, were the owners of record of more than 20% of the total outstanding shares of the following Underlying Funds.

% of shares held
Fidelity Banking Portfolio	30%
Fidelity Consumer Discretionary Portfolio	58%
Fidelity Financial Services Portfolio	43%
Fidelity Industrials Portfolio	29%
Fidelity Industrial Equipment Portfolio	58%
Fidelity Inflation-Protected Bond Index Fund	27%
Fidelity Insurance Portfolio	37%
Fidelity Japan Smaller Companies Fund	25%
Fidelity Technology Portfolio	26%
Fidelity Telecommunications Portfolio	26%

In addition, at the end of the period, the investment adviser or its affiliates and certain otherwise unaffiliated shareholders each were owners of record of more than 10% of the outstanding shares of the following funds:

	Affiliated %	Number of Unaffiliated Shareholders	Unaffiliated Shareholders %
VIP FundsManager 20% Portfolio	99%	–	–
VIP FundsManager 50% Portfolio	22%	1	72%
VIP FundsManager 60% Portfolio	29%	1	50%
VIP FundsManager 70% Portfolio	97%	–	–
VIP FundsManager 85% Portfolio	94%	–	–

Report of Independent Registered Public Accounting Firm

To the Trustees of Variable Insurance Products Fund V and the Shareholders of VIP FundsManager 20% Portfolio, VIP FundsManager 50% Portfolio, VIP FundsManager 60% Portfolio, VIP FundsManager 70% Portfolio and VIP FundsManager 85% Portfolio:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of VIP FundsManager 20% Portfolio, VIP FundsManager 50% Portfolio, VIP FundsManager 60% Portfolio, VIP FundsManager 70% Portfolio and VIP FundsManager 85% Portfolio (the Funds) each a fund of Variable Insurance Products Fund V Trust as of December 31, 2016, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities as of December 31, 2016 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts
February 21, 2017

Trustees and Officers

The Trustees, Members of the Advisory Board (if any), and officers of the trust and funds, as applicable, are listed below. The Board of Trustees governs each fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each fund's activities, review contractual arrangements with companies that provide services to each fund, oversee management of the risks associated with such activities and contractual arrangements, and review each fund's performance.  If the interests of a fund and an underlying Fidelity® fund were to diverge, a conflict of interest could arise and affect how the Trustees and Members of the Advisory Board fulfill their fiduciary duties to the affected funds.  FMRC has structured the funds to avoid these potential conflicts, although there may be situations where a conflict of interest is unavoidable. In such instances, FMRC, the Trustees, and Members of the Advisory Board would take reasonable steps to minimize and, if possible, eliminate the conflict.  Each of the Trustees oversees 243 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the funds is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs.  The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Each fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing each fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the funds, is provided below.

Board Structure and Oversight Function. Abigail P. Johnson is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the funds. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Marie L. Knowles serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The funds' Board oversees Fidelity's investment-grade bond, money market, asset allocation and certain equity funds, and other Boards oversee Fidelity's high income, sector and other equity funds. The asset allocation funds may invest in Fidelity® funds that are overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, each fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the funds' activities and associated risks.  The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the funds' business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the funds are carried out by or through FMR, its affiliates, and other service providers, the funds' exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the funds' activities, oversight is exercised primarily through the Operations and Audit Committees.  In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board.  Appropriate personnel, including but not limited to the funds' Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the funds' Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Abigail P. Johnson (1961)

Year of Election or Appointment: 2009

Trustee

Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity® funds. Ms. Johnson serves as Chairman (2016-present), Chief Executive Officer (2014-present), and Director (2007-present) of FMR LLC (diversified financial services company), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (investment adviser firm, 2011-present) and Chairman and Director of FMR (investment adviser firm, 2011-present). Previously, Ms. Johnson served as Vice Chairman (2007-2016) and President (2013-2016) of FMR LLC, President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc. (investment adviser firm), and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity® funds (2001-2005), and managed a number of Fidelity® funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

Jennifer Toolin McAuliffe (1959)

Year of Election or Appointment: 2016

Trustee

Ms. McAuliffe also serves as Trustee of other Fidelity® funds. Ms. McAuliffe previously served as a Member of the Advisory Board of certain Fidelity® funds (2016) and as Co-Head of Fixed Income of Fidelity Investments Limited (now known as FIL Limited (FIL)) (diversified financial services company). Earlier roles at FIL included Director of Research for FIL’s credit and quantitative teams in London, Hong Kong and Tokyo. Ms. McAuliffe also was the Director of Research for taxable and municipal bonds at Fidelity Investments Money Management, Inc. Ms. McAuliffe is also a director or trustee of several not-for-profit entities.

 * Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for each fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Elizabeth S. Acton (1951)

Year of Election or Appointment: 2013

Trustee

Ms. Acton also serves as Trustee of other Fidelity® funds. Prior to her retirement in April 2012, Ms. Acton was Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011), and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board of Directors and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present). Previously, Ms. Acton served as a Member of the Advisory Board of certain Fidelity® funds (2013-2016).

John Engler (1948)

Year of Election or Appointment: 2014

Trustee

Mr. Engler also serves as Trustee of other Fidelity® funds. He serves as president of the Business Roundtable (2011-present), and on the board of directors for Universal Forest Products (manufacturer and distributor of wood and wood-alternative products, 2003-present) and K12 Inc. (technology-based education company, 2012-present). Previously, Mr. Engler served as a Member of the Advisory Board of certain Fidelity® funds (2014-2016), a trustee of The Munder Funds (2003-2014), president and CEO of the National Association of Manufacturers (2004-2011), member of the Board of Trustees of the Annie E. Casey Foundation (2004-2015), and as governor of Michigan (1991-2003). He is a past chairman of the National Governors Association.

Albert R. Gamper, Jr. (1942)

Year of Election or Appointment: 2007

Trustee

Mr. Gamper also serves as Trustee of other Fidelity® funds. Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), and Member of the Board of Trustees of Barnabas Health Care System (1997-present). Previously, Mr. Gamper served as Chairman (2012-2015) and Vice Chairman (2011-2012) of the Independent Trustees of certain Fidelity® funds and as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (1951)

Year of Election or Appointment: 2010

Trustee

Mr. Gartland also serves as Trustee of other Fidelity® funds. Mr. Gartland is Chairman and an investor in Gartland & Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (1947)

Year of Election or Appointment: 2008

Trustee

Vice Chairman of the Independent Trustees

Mr. Johnson also serves as Trustee of other Fidelity® funds. Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation plc (diversified power management, 2009-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008), AGL Resources, Inc. (holding company, 2002-2016), and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)

Year of Election or Appointment: 2009

Trustee

Mr. Kenneally also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management. Before joining Credit Suisse, he was an Executive Vice President and Chief Investment Officer for Bank of America Corporation. Earlier roles at Bank of America included Director of Research, Senior Portfolio Manager and Research Analyst, and Mr. Kenneally was awarded the Chartered Financial Analyst (CFA) designation in 1991.

Marie L. Knowles (1946)

Year of Election or Appointment: 2001

Trustee

Chairman of the Independent Trustees

Ms. Knowles also serves as Trustee of other Fidelity® funds. Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company (pipeline and tanker operations). Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is a member of the Board of the Santa Catalina Island Company (real estate, 2009-present). Ms. Knowles is a Member of the Investment Company Institute Board of Governors and a Member of the Governing Council of the Independent Directors Council (2014-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007), URS Corporation (engineering and construction, 2000-2003) and America West (airline, 1999-2002). Ms. Knowles previously served as Vice Chairman of the Independent Trustees of certain Fidelity® funds (2012-2015).

Mark A. Murray (1954)

Year of Election or Appointment: 2016

Trustee

Mr. Murray also serves as Trustee of other Fidelity® funds. Mr. Murray is Vice Chairman (2013-present) of Meijer, Inc. (regional retail chain). Previously, Mr. Murray served as a Member of the Advisory Board of certain Fidelity® funds (2016) and as Co-Chief Executive Officer (2013-2016) and President (2006-2013) of Meijer, Inc. Mr. Murray serves as a member of the Board of Directors and Nuclear Review and Public Policy and Responsibility Committees of DTE Energy Company (diversified energy company, 2009-present). Mr. Murray also serves as a member of the Board of Directors of Spectrum Health (not-for-profit health system, 2015-present). Mr. Murray previously served as President of Grand Valley State University (2001-2006), Treasurer for the State of Michigan (1999-2001), Vice President of Finance and Administration for Michigan State University (1998-1999), and a member of the Board of Directors and Audit Committee and Chairman of the Nominating and Corporate Governance Committee of Universal Forest Products, Inc. (manufacturer and distributor of wood and wood-alternative products, 2004-2016). Mr. Murray is also a director or trustee of many community and professional organizations.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for each fund.

Advisory Board Members and Officers:

Correspondence intended for an officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Marc R. Bryant (1966)

Year of Election or Appointment: 2015

Secretary and Chief Legal Officer (CLO)

Mr. Bryant also serves as Secretary and CLO of other funds. Mr. Bryant serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company (investment adviser firm, 2015-present) and FMR Co., Inc. (investment adviser firm, 2015-present); Secretary of Fidelity SelectCo, LLC (investment adviser firm, 2015-present) and Fidelity Investments Money Management, Inc. (investment adviser firm, 2015-present); and CLO of Fidelity Management & Research (Hong Kong) Limited and FMR Investment Management (UK) Limited (investment adviser firms, 2015-present) and Fidelity Management & Research (Japan) Limited (investment adviser firm, 2016-present). He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company). Previously, Mr. Bryant served as Secretary and CLO of Fidelity Rutland Square Trust II (2010-2014) and Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds (2013-2015). Prior to joining Fidelity Investments, Mr. Bryant served as a Senior Vice President and the Head of Global Retail Legal for AllianceBernstein L.P. (2006-2010), and as the General Counsel for ProFund Advisors LLC (2001-2006).

Jeffrey S. Christian (1961)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Christian also serves as Assistant Treasurer of other funds. Mr. Christian is an employee of Fidelity Investments (2003-present).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds, and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Adrien E. Deberghes (1967)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2016-present) and is an employee of Fidelity Investments (2008-present). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005). Previously, Mr. Deberghes served in other fund officer roles.

Stephanie J. Dorsey (1969)

Year of Election or Appointment: 2013

President and Treasurer

Ms. Dorsey also serves as an officer of other funds. She is an employee of Fidelity Investments (2008-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Howard J. Galligan III (1966)

Year of Election or Appointment: 2014

Chief Financial Officer

Mr. Galligan also serves as Chief Financial Officer of other funds. Mr. Galligan serves as President of Fidelity Pricing and Cash Management Services (FPCMS) (2014-present) and as a Director of Strategic Advisers, Inc. (investment adviser firm, 2008-present). Previously, Mr. Galligan served as Chief Administrative Officer of Asset Management (2011-2014) and Chief Operating Officer and Senior Vice President of Investment Support for Strategic Advisers, Inc. (2003-2011).

Scott C. Goebel (1968)

Year of Election or Appointment: 2015

Vice President

Mr. Goebel serves as Vice President of other funds and is an employee of Fidelity Investments (2001-present). Previously, Mr. Goebel served as Senior Vice President of Fidelity Management & Research Company (FMR) (investment adviser firm, 2016), Secretary of Fidelity SelectCo, LLC (investment adviser firm, 2013-2015), Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2010-2015), and Fidelity Research and Analysis Company (FRAC) (investment adviser firm, 2010-2015); General Counsel, Secretary, and Senior Vice President of FMR (investment adviser firm, 2008-2015) and FMR Co., Inc. (investment adviser firm, 2008-2015); Assistant Secretary of Fidelity Management & Research (Japan) Limited (investment adviser firm, 2008-2015) and Fidelity Management & Research (U.K.) Inc. (investment adviser firm, 2008-2015); Chief Legal Officer (CLO) of Fidelity Management & Research (Hong Kong) Limited (investment adviser firm, 2008-2015); Secretary and CLO of certain Fidelity® funds (2008-2015); Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and certain funds (2007-2008); and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

Colm A. Hogan (1973)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan is an employee of Fidelity Investments (2005-present).

Chris Maher (1972)

Year of Election or Appointment: 2013

Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

John B. McGinty, Jr. (1962)

Year of Election or Appointment: 2016

Chief Compliance Officer

Mr. McGinty also serves as Chief Compliance Officer of other funds. Mr. McGinty is Senior Vice President of Asset Management Compliance for Fidelity Investments and is an employee of Fidelity Investments (2016-present). Mr. McGinty previously served as Vice President, Senior Attorney at Eaton Vance Management (investment management firm, 2015-2016), and prior to Eaton Vance as global CCO for all firm operations and registered investment companies at GMO LLC (investment management firm, 2009-2015). Before joining GMO LLC, Mr. McGinty served as Senior Vice President, Deputy General Counsel for Fidelity Investments (2007-2009).

John F. Papandrea (1972)

Year of Election or Appointment: 2016

Anti-Money Laundering (AML) Officer

Mr. Papandrea also serves as AML Officer of other funds. Mr. Papandrea is Vice President of FMR LLC (diversified financial services company, 2008-present) and is an employee of Fidelity Investments (2005-present).

Jason P. Pogorelec (1975)

Year of Election or Appointment: 2015

Assistant Secretary

Mr. Pogorelec also serves as Assistant Secretary of other funds. Mr. Pogorelec serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2006-present).

Nancy D. Prior (1967)

Year of Election or Appointment: 2014

Vice President

Ms. Prior also serves as Vice President of other funds. Ms. Prior serves as a Director of FMR Investment Management (UK) Limited (investment adviser firm, 2015-present), President (2016-present) and Director (2014-present) of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm), President, Fixed Income (2014-present), Vice Chairman of FIAM LLC (investment adviser firm, 2014-present), and is an employee of Fidelity Investments (2002-present). Previously, Ms. Prior served as Vice President of Fidelity's Money Market Funds (2012-2014), President, Money Market and Short Duration Bond Group of Fidelity Management & Research (FMR) (investment adviser firm, 2013-2014), President, Money Market Group of FMR (2011-2013), Managing Director of Research (2009-2011), Senior Vice President and Deputy General Counsel (2007-2009), and Assistant Secretary of certain Fidelity® funds (2008-2009).

Stacie M. Smith (1974)

Year of Election or Appointment: 2013

Assistant Treasurer

Ms. Smith also serves as an officer of other funds. She is an employee of Fidelity Investments (2009-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Deputy Treasurer of certain Fidelity® funds (2013-2016).

Marc L. Spector (1972)

Year of Election or Appointment: 2016

Deputy Treasurer

Mr. Spector also serves as an officer of other funds. Mr. Spector is an employee of Fidelity Investments (2016-present). Prior to joining Fidelity Investments, Mr. Spector served as Director at the Siegfried Group (accounting firm, 2013-2016), and prior to Siegfried Group as audit senior manager at Deloitte & Touche (accounting firm, 2005-2013).

Renee Stagnone (1975)

Year of Election or Appointment: 2016

Assistant Treasurer

Ms. Stagnone also serves as an officer of other funds. Ms. Stagnone is an employee of Fidelity Investments (1997-present). Previously, Ms. Stagnone served as Deputy Treasurer of certain Fidelity® funds (2013-2016).

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2016 to December 31, 2016).

Actual Expenses

The first line of the accompanying table for each class of each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, each Fund, as a shareholder in underlying Fidelity Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Funds. These fees and expenses are not included in each Fund's annualized expense ratio used to calculate the expense estimates in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of each fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, each Fund, as a shareholder in underlying Fidelity Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Funds. These fees and expenses are not included in each Fund's annualized expense ratio used to calculate the expense estimates in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value July 1, 2016	Ending Account Value December 31, 2016	Expenses Paid During Period-B July 1, 2016 to December 31, 2016
VIP FundsManager 20% Portfolio
Service Class	.20%
Actual		$1,000.00	$999.20	$1.01
Hypothetical-C		$1,000.00	$1,024.13	$1.02
Service Class 2.35%
Actual		$1,000.00	$998.40	$1.76
Hypothetical-C		$1,000.00	$1,023.38	$1.78
Investor Class	.20%
Actual		$1,000.00	$1,000.10	$1.01
Hypothetical-C		$1,000.00	$1,024.13	$1.02
VIP FundsManager 50% Portfolio
Service Class	.20%
Actual		$1,000.00	$1,020.70	$1.02
Hypothetical-C		$1,000.00	$1,024.13	$1.02
Service Class 2.35%
Actual		$1,000.00	$1,019.30	$1.78
Hypothetical-C		$1,000.00	$1,023.38	$1.78
Investor Class	.20%
Actual		$1,000.00	$1,019.90	$1.02
Hypothetical-C		$1,000.00	$1,024.13	$1.02
VIP FundsManager 60% Portfolio
Service Class	.20%
Actual		$1,000.00	$1,027.20	$1.02
Hypothetical-C		$1,000.00	$1,024.13	$1.02
Service Class 2.35%
Actual		$1,000.00	$1,026.80	$1.78
Hypothetical-C		$1,000.00	$1,023.38	$1.78
Investor Class	.20%
Actual		$1,000.00	$1,028.20	$1.02
Hypothetical-C		$1,000.00	$1,024.13	$1.02
VIP FundsManager 70% Portfolio
Service Class	.20%
Actual		$1,000.00	$1,035.00	$1.02
Hypothetical-C		$1,000.00	$1,024.13	$1.02
Service Class 2.35%
Actual		$1,000.00	$1,035.00	$1.79
Hypothetical-C		$1,000.00	$1,023.38	$1.78
Investor Class	.20%
Actual		$1,000.00	$1,035.10	$1.02
Hypothetical-C		$1,000.00	$1,024.13	$1.02
VIP FundsManager 85% Portfolio
Service Class	.20%
Actual		$1,000.00	$1,046.00	$1.03
Hypothetical-C		$1,000.00	$1,024.13	$1.02
Service Class 2.35%
Actual		$1,000.00	$1,045.00	$1.80
Hypothetical-C		$1,000.00	$1,023.38	$1.78
Investor Class	.20%
Actual		$1,000.00	$1,045.10	$1.03
Hypothetical-C		$1,000.00	$1,024.13	$1.02

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 366 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Funds in which each Fund invests are not included in each Class' annualized expense ratio.

 C 5% return per year before expenses

Distributions (Unaudited)

The Board of Trustees of each fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities and dividends derived from net investment income:

	Pay Date	Record Date	Dividends	Capital Gains
VIP FundsManager 20%
Investor Class	02/10/17	02/10/17	$0.000	$0.030
Service Class	02/10/17	02/10/17	$0.000	$0.030
Service Class 2	02/10/17	02/10/17	$0.000	$0.030
VIP FundsManager 50%
Investor Class	02/10/17	02/10/17	$0.002	$0.000
Service Class	02/10/17	02/10/17	$0.002	$0.000
Service Class 2	02/10/17	02/10/17	$0.002	$0.000
VIP FundsManager 60%
Investor Class	02/10/17	02/10/17	$0.000	$0.136
Service Class	02/10/17	02/10/17	$0.000	$0.136
Service Class 2	02/10/17	02/10/17	$0.000	$0.136
VIP FundsManager 70%
Investor Class	02/10/17	02/10/17	$0.001	$0.002
Service Class	02/10/17	02/10/17	$0.001	$0.002
Service Class 2	02/10/17	02/10/17	$0.001	$0.002
VIP FundsManager 85%
Investor Class	02/10/17	02/10/17	$0.000	$0.002
Service Class	02/10/17	02/10/17	$0.000	$0.002
Service Class 2	02/10/17	02/10/17	$0.000	$0.002

The funds hereby designate as capital gain dividend the amounts noted below for the taxable year ended December 31, 2016, or, if subsequently determined to be different, the net capital gain of such year.

VIP FundsManager 20%	$1,868,356
VIP FundsManager 60%	$76,807,406

A percentage of the dividends distributed during the fiscal year for the following funds were derived from interest on U.S. Government securities which is generally exempt from state income tax:

VIP FundsManager 20%	19.09%
VIP FundsManager 50%	11.43%
VIP FundsManager 60%	9.51%
VIP FundsManager 70%	6.87%
VIP FundsManager 85%	4.46%

A percentage of the dividends distributed during the fiscal year for the following funds qualify for the dividends–received deduction for corporate shareholders:

	Investor Class	Service Class	Service Class 2
VIP FundsManager 20%
February 2016	5%	5%	5%
December 2016	10%	10%	10%
VIP FundsManager 50%
December 2016	22%	22%	24%
VIP FundsManager 60%
February 2016	3%	3%	3%
December 2016	24%	24%	27%
VIP FundsManager 70%
February 2016	16%	16%	16%
December 2016	32%	32%	35%
VIP FundsManager 85%
December 2016	41%	41%	45%

The amounts per share which represent income derived from sources within, and taxes paid to, foreign countries or possessions of the United States are as follows:

	Pay Date	Income	Taxes
VIP FundsManager 20%
Investor Class	12/29/16	$0.0185	$0.0014
Service Class	12/29/16	$0.0185	$0.0014
Service Class 2	12/29/16	$0.0174	$0.0014
VIP FundsManager 50%
Investor Class	12/29/16	$0.0411	$0.0034
Service Class	12/29/16	$0.0411	$0.0034
Service Class 2	12/29/16	$0.0371	$0.0034
VIP FundsManager 60%
Investor Class	12/29/16	$0.0454	$0.0037
Service Class	12/29/16	$0.0454	$0.0037
Service Class 2	12/29/16	$0.0412	$0.0037
VIP FundsManager 70%
Investor Class	12/29/16	$0.0552	$0.0045
Service Class	12/29/16	$0.0552	$0.0045
Service Class 2	12/29/16	$0.0508	$0.0045
VIP FundsManager 85%
Investor Class	12/29/16	$0.0641	$0.0051
Service Class	12/29/16	$0.0641	$0.0051
Service Class 2	12/29/16	$0.0582	$0.0051

Board Approval of Investment Advisory Contracts and Management Fees

VIP FundsManager Funds

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract (the Advisory Contract) with FMR Co., Inc. (FMRC), an affiliate of Fidelity Management & Research Company (FMR), and the administration agreement between FMRC and FMR for each fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts and administration agreements throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of each fund's Advisory Contract and administration agreement, including the services and support provided to each fund and its shareholders. The Board has established four standing committees (Committees) — Operations, Audit, Fair Valuation, and Governance and Nominating — each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of each fund's Advisory Contract and administration agreement. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of each fund's Advisory Contract and administration agreement. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts and administration agreements. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2016 meeting, the Board unanimously determined to renew each fund's Advisory Contract and administration agreement. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to each fund and its shareholders (including the investment performance of each fund); (ii) the competitiveness of each fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationships with each fund; and (iv) the extent to which, if any, economies of scale exist and would be realized as each fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contract for each fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contract was in the best interests of each fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of each fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that each fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in that fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the funds, including the backgrounds of investment personnel of FMRC, and also considered the funds' investment objectives, strategies, and related investment philosophies. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups with responsibility for the underlying Fidelity funds in which each fund invests. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of each fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by Fidelity under the Advisory Contract and under separate agreements covering administration, transfer agency, and pricing and bookkeeping services for each fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, each fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to investment research and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs; (iv) broadening eligibility requirements for certain lower-priced share classes of, and streamlining the fee structure for, certain existing equity index funds; (v) lowering expense caps for certain existing funds and classes to reduce expenses paid by shareholders; (vi) eliminating redemption fees for certain variable insurance product funds and classes; (vii) continuing to launch dedicated lower cost underlying funds to meet portfolio construction needs related to expanding underlying fund options for Fidelity funds of funds, specifically for the Freedom Fund product lines; (viii) launching a lower cost share class for use by the Freedom Index Fund product line; (ix) rationalizing product lines and gaining increased efficiencies through fund mergers and share class consolidations; (x) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; (xi) implementing investment enhancements to further strengthen Fidelity's target date product line to increase investors' probability of success in achieving their goals; (xii) accelerating the conversion of all remaining Class B shares to Class A shares, which have a lower expense structure; and (xiii) implementing changes to Fidelity's money market fund product line in response to recent regulatory reforms.

Investment Performance.  The Board considered whether each fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions with representatives of the investment adviser about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for each fund for different time periods, measured against one or more securities market indices, including a customized blended index representative of the fund's asset classes (each a "benchmark index") and a peer group of funds with similar objectives ("peer group"), if any. In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds for specific time periods and discussed with the investment adviser the reasons for such underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on gross performance (before fees and expenses, including acquired fund fees and expenses, but after transaction costs, if any) compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and on net performance (after fees and expenses, including acquired fund fees and expenses) compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; the extent to which particular underlying funds affected performance; and fund cash flows and other factors. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for each fund and an appropriate benchmark index for the most recent one-, three-, and five-year periods.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to each fund under the Advisory Contracts should continue to benefit the shareholders of each fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered each fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses, and also considered that each fund bears indirectly the fees and expenses, including the management fees, paid by the underlying Fidelity funds in which it invests. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month periods shown in basis points (BP) in the charts below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than a fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than a fund. The funds' actual TMG %s and the number of funds in the Total Mapped Group are in the charts below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which a fund's management fee rate ranked, is also included in the charts and considered by the Board. Because the vast majority of competitor funds' management fees do not cover non-management expenses, for a more meaningful comparison of management fees, each fund is compared on the basis of a hypothetical "net management fee," which is derived by subtracting payments made by FMR (under the administration agreement) for non-management expenses (including pricing and bookkeeping fees and fees paid to non-affiliated custodians) from the fund's all-inclusive fee. In this regard, the Board considered that net management fees can vary from year to year because of differences in non-management expenses.

VIP FundsManager 20%

VIP FundsManager 50%

VIP FundsManager 60%

VIP FundsManager 70%

VIP FundsManager 85%

The Board noted that each fund's hypothetical net management fee rate ranked above the median of its Total Mapped Group and above the median of its ASPG for 2015. The Board considered that the funds are more actively managed than most funds in their TMG and ASPG and have a larger universe of funds in which to invest.

Furthermore, the Board considered that FMRC has contractually agreed to waive 0.05% of each fund's management fee through April 30, 2017 and that, including the management fee waiver, each fund would be below the median of its Total Mapped Group for 2015.

The Board noted that, in 2014, the ad hoc Committee on Group Fee was formed by it and the boards of other Fidelity funds to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures, and that while the funds do not pay a management fee with a group fee component, they indirectly bear a portion of the management fees paid by the Fidelity funds in which they invest, some of which are subject to the group fee. The Committee's focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component (such as the funds) and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

Based on its review, the Board concluded that each fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of the total expense ratio of each class of each fund, the Board considered the fund's hypothetical net management fee rate as well as the fund's all-inclusive fee rate. The Board also considered other expenses, such as pricing and bookkeeping fees and custodial, legal, and audit fees, paid by FMR under the all-inclusive arrangement. The Board also considered fund-paid 12b-1 fees. The Board also noted that Fidelity may agree to waive fees and expenses from time to time, and the extent to which, if any, it has done so for the funds. As part of its review, the Board also considered the current and historical total expense ratios of each class of each fund compared to competitive fund median expenses. Each class of each fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that each fund offers multiple classes, each of which has a different 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expense ratios of the classes of each fund vary primarily by the level of their 12b-1 fees.

The Board noted that the total expense ratio of each of Investor Class and Service Class of each fund ranked below the competitive median for 2015 and the total expense ratio of Service Class 2 of each fund ranked above the competitive median for 2015. The Board considered that, in general, various factors can affect total expense ratios. The Board noted that the total expense ratio of Service Class 2 was above the competitive median because of its 12b-1 fees.

In considering the total expense ratio of each class of each fund, the Board also considered an alternative competitive analysis that included both top level (i.e., direct) fund fees and acquired fund fees and expenses for the class and the other funds and classes to which it is compared. The Board noted that, under this alternative competitive analysis, the total expense ratio of each of Investor Class and Service Class of each fund, except VIP FundsManager 85%, ranked below the competitive median for 2015 and the total expense ratio of each of Investor Class and Service Class of VIP FundsManager 85% ranked above the competitive median for 2015 because of higher acquired fund fees and expenses compared to competitor funds. The Board noted that the total expense ratio of Service Class 2 of VIP FundsManager 20% ranked below the competitive median for 2015, the total expense ratio of Service Class 2 of VIP FundsManager 50% ranked equal to the competitive median for 2015, and the total expense ratio of Service Class 2 of each other fund ranked above the competitive median for 2015.

The Board further considered that FMR has contractually agreed to reimburse 0.10% of "class-level" expenses for Service Class and Service Class 2 as long as these classes continue to be sold to unaffiliated insurance companies.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that an ad hoc joint committee created by it and the boards of other Fidelity funds periodically (most recently in 2013) reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that, although some classes were above the median of the universe presented for comparison, the total expense ratio of each class of each fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing each fund and servicing each fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds, including the Fidelity funds in which the funds invest.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with each fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the funds' business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including each fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which each fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board recognized that due to each fund's current contractual arrangements its expense ratio will not decline if the fund's operating costs decrease as assets grow, or rise as assets decrease. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically (most recently in 2013) analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds; (v) Fidelity's voluntary waiver of its fees to maintain minimum yields for certain money market funds and classes as well as contractual waivers in place for certain funds; (vi) the methodology with respect to competitive fund data and peer group classifications; (vii) Fidelity's transfer agent fee, expense, and service structures for different funds and classes relative to competitive trends, and the impact of the increased use of omnibus accounts; (viii) Fidelity's long-term expectations for its offerings in the workplace investing channel; (ix) new developments in the retail and institutional marketplaces; (x) the approach to considering "fall-out" benefits; and (xi) the impact of money market reform on Fidelity's money market funds, including with respect to costs and profitability. In addition, the Board considered its discussions with Fidelity throughout the year regarding enhanced information security initiatives and the funds' fair valuation policies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee structures are fair and reasonable, and that each fund's Advisory Contract should be renewed.

VIPFM-ANN-0217
1.843208.110

Fidelity® Variable Insurance Products: Asset Manager: Growth Portfolio Annual Report December 31, 2016

Contents

Performance
Management's Discussion of Fund Performance
Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity® Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2017 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. Performance numbers are net of all underlying fund operating expenses, but do not include any insurance charges imposed by your insurance company’s separate account. If performance information included the effect of these additional charges, the total returns would have been lower. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended December 31, 2016	Past 1 year	Past 5 years	Past 10 years
Initial Class	2.52%	8.94%	5.45%
Service Class	2.34%	8.83%	5.33%
Service Class 2	2.18%	8.62%	5.15%
Investor Class	2.35%	8.84%	5.35%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in VIP Asset Manager: Growth Portfolio - Initial Class on December 31, 2006.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Period Ending Values
$17,001	VIP Asset Manager: Growth Portfolio - Initial Class
$19,572	S&P 500® Index

Management's Discussion of Fund Performance

Market Recap:  The MSCI ACWI (All Country World Index) Index of global equities gained 8.32% for the year ending December 31, 2016. Amid early concerns about energy prices and global growth, central banks in Europe, Japan and China took action to reignite their economies. The U.S. Federal Reserve added fuel by relaxing its rate-hike stance. Stocks recovered nicely until the U.K.’s June vote to exit the European Union (Brexit) touched off near-tumult in global markets. After a sharp initial rebound, the MSCI index arced generally upward through year end, even as the Fed raised target rates in December. Small-cap stocks handily bested large-caps in both U.S. and overseas markets, and value-oriented stocks far outpaced growth counterparts. Regionally, Canada (+25%) and emerging markets (+12%) were helped by rising commodity prices. The U.S. (+12%) saw a notable bump-up around the time of the presidential election. Japan (+3%) lagged the index and the rest of the Asia Pacific group (+6%). Europe (+1%) and the U.K. (-1%) battled Brexit stress much of the year. Meanwhile, the Bloomberg Barclays U.S. Aggregate Bond Index rose 2.65%. Within the Bloomberg Barclays index, corporate credit led major segments; U.S. Treasuries lagged. Elsewhere, riskier, non-core fixed-income segments such as emerging-markets and U.S. high-yield debt posted strong gains; inflation-protected securities also outperformed.

Comments from Portfolio Manager Geoff Stein:  For the year, the fund's share classes gained about 2%, substantially trailing the 7.95% return of the Fidelity Asset Manager 70% Composite Index. Broadly negative U.S. equity selection, particularly in the health care sector, weighed on relative performance. The domestic stock subportfolio was positioned with an eye toward long-term growth. However, global macroeconomic and political uncertainty, particularly in the first half of the year, caused markets to shun faster-growing and economically sensitive companies in favor of those with lower volatility and higher yields. Elsewhere, beneficial security selection among investment-grade bonds was more than offset by negative results in foreign developed-markets equities. Asset allocation contributed meaningfully to relative performance, led by our fixed-income strategy, in which we used underweightings in cash and investment-grade bonds to help fund various out-of-benchmark positions. At period end, the fund was conservatively positioned versus its asset class benchmarks.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Note to shareholders:  On November 18, 2016, the fund’s domestic-equity component transitioned from a single, diversified subportfolio (previously managed by Bob Bertelson) to 10 sector central funds, providing broad market exposure while efficiently leveraging the stock-picking abilities of Fidelity’s sector specialists.

Investment Summary (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

Top Ten Stocks as of December 31, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	1.1	1.6
Amazon.com, Inc.	0.8	0.3
Alphabet, Inc. Class C	0.6	0.0
Alphabet, Inc. Class A	0.6	0.7
Berkshire Hathaway, Inc. Class B	0.6	0.0
Bank of America Corp.	0.6	0.0
British American Tobacco PLC sponsored ADR	0.6	0.0
General Electric Co.	0.6	0.0
Amgen, Inc.	0.5	0.1
Wells Fargo & Co.	0.5	0.0
	6.5

Top Market Sectors as of December 31, 2016

(stocks only)	% of fund's net assets	% of fund's net assets 6 months ago
Financials	11.8	7.4
Information Technology	10.0	8.8
Consumer Discretionary	8.6	7.5
Health Care	7.7	12.3
Industrials	7.1	8.2
Consumer Staples	5.7	5.9
Energy	4.6	5.7
Real Estate	3.2	0.0
Materials	2.9	1.4
Utilities	2.1	2.2

Prior period industry classifications reflect the categories in place as of the date indicated and have not been adjusted to reflect current industry classifications.

Asset Allocation (% of fund's net assets)

As of December 31, 2016*
Stock Class and Equity Futures**	69.4%
Bond Class	24.5%
Short-Term Class	6.1%

 * Foreign investments - 27.5%

 ** Includes investment in Fidelity® Commodity Strategy Central Fund of 1.2%

As of June 30, 2016*
Stock Class and Equity Futures**	67.0%
Bond Class	27.2%
Short-Term Class	5.8%

 * Foreign investments - 26.1%

 ** Includes investment in Fidelity® Commodity Strategy Central Fund of 1.1%

Asset allocations in the pie charts reflect the categorization of assets as defined in the Fund's prospectus in effect as of the time periods indicated above. Financial Statement categorizations conform to accounting standards and will differ from the pie chart. Percentages are adjusted for the effect of future contracts and swap contracts, if applicable.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at institutional.fidelity.com.

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Investments December 31, 2016

Showing Percentage of Net Assets

Fixed-Income Funds - 25.4%
	Shares	Value
Fidelity Emerging Markets Debt Central Fund (a)	111,859	$1,097,339
Fidelity Floating Rate Central Fund (a)	21,717	2,247,706
Fidelity High Income Central Fund 1 (a)	57,632	5,650,274
Fidelity Inflation-Protected Bond Index Central Fund (a)	78,574	7,932,862
Fidelity VIP Investment Grade Central Fund (a)	333,865	34,782,040
TOTAL FIXED-INCOME FUNDS
(Cost $50,226,134)		51,710,221

Money Market Funds - 3.9%
Fidelity Cash Central Fund, 0.60% (b)	4,050,290	4,051,100
Fidelity Money Market Central Fund, 1.05% (b)	3,960,723	3,961,515
TOTAL MONEY MARKET FUNDS
(Cost $8,011,036)		8,012,615

Equity Funds - 70.7%
Domestic Equity Funds - 52.6%
Fidelity Commodity Strategy Central Fund (a)	385,534	2,521,391
Fidelity Consumer Discretionary Central Fund (a)	45,647	11,565,969
Fidelity Consumer Staples Central Fund (a)	37,358	8,154,181
Fidelity Energy Central Fund (a)	54,320	7,347,281
Fidelity Financials Central Fund (a)	219,293	21,001,698
Fidelity Health Care Central Fund (a)	40,406	12,939,246
Fidelity Industrials Central Fund (a)	40,194	10,450,444
Fidelity Information Technology Central Fund (a)	68,554	21,983,139
Fidelity Materials Central Fund (a)	14,112	3,132,421
Fidelity Real Estate Equity Central Fund (a)	13,985	1,524,489
Fidelity Telecom Services Central Fund (a)	14,015	2,799,500
Fidelity Utilities Central Fund (a)	19,553	3,139,818
iShares S&P 500 Index ETF	3,284	738,867

TOTAL DOMESTIC EQUITY FUNDS		107,298,444

International Equity Funds - 18.1%
Fidelity Emerging Markets Equity Central Fund (a)	27,878	5,306,271
Fidelity International Equity Central Fund (a)	378,422	27,783,758
iShares Core MSCI Emerging Markets ETF	89,874	3,815,152

TOTAL INTERNATIONAL EQUITY FUNDS		36,905,181

TOTAL EQUITY FUNDS
(Cost $142,051,401)		144,203,625
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $200,288,571)		203,926,461
NET OTHER ASSETS (LIABILITIES) - 0.0%		(66,341)
NET ASSETS - 100%		$203,860,120

Security Type Abbreviations

ETF – Exchange-Traded Fund

Legend

 (a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, other than the Commodity Strategy Central Fund, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$29,262
Fidelity Commodity Strategy Central Fund	8,581
Fidelity Consumer Discretionary Central Fund	37,221
Fidelity Consumer Staples Central Fund	33,231
Fidelity Emerging Markets Debt Central Fund	77,756
Fidelity Emerging Markets Equity Central Fund	118,616
Fidelity Energy Central Fund	21,207
Fidelity Financials Central Fund	81,972
Fidelity Floating Rate Central Fund	114,981
Fidelity Health Care Central Fund	25,866
Fidelity High Income Central Fund 1	562,497
Fidelity Industrials Central Fund	33,708
Fidelity Inflation-Protected Bond Index Central Fund	3,930
Fidelity Information Technology Central Fund	41,264
Fidelity International Equity Central Fund	535,421
Fidelity Materials Central Fund	12,527
Fidelity Money Market Central Fund	20,447
Fidelity Real Estate Equity Central Fund	49,335
Fidelity Securities Lending Cash Central Fund	21,823
Fidelity Telecom Services Central Fund	5,570
Fidelity Utilities Central Fund	25,812
Fidelity VIP Investment Grade Central Fund	1,075,961
Total	$2,936,988

Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:

Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$814,239	$2,668,394	$1,289,634	$2,521,391	0.5%
Fidelity Consumer Discretionary Central Fund	--	11,498,930*	133,986	11,565,969	0.7%
Fidelity Consumer Staples Central Fund	--	8,097,418*	93,266	8,154,181	0.6%
Fidelity Emerging Markets Debt Central Fund	1,050,601	102,860	144,300	1,097,339	0.9%
Fidelity Emerging Markets Equity Central Fund	5,218,391	503,198	900,527	5,306,271	1.3%
Fidelity Energy Central Fund	--	6,980,652*	79,001	7,347,281	0.7%
Fidelity Financials Central Fund	--	20,144,465*	232,951	21,001,698	0.7%
Fidelity Floating Rate Central Fund	2,243,724	175,683	298,002	2,247,706	0.1%
Fidelity Health Care Central Fund	--	13,510,591*	158,946	12,939,246	0.7%
Fidelity High Income Central Fund 1	10,566,557	766,161	6,430,990	5,650,274	0.9%
Fidelity Industrials Central Fund	--	10,402,072*	119,848	10,450,444	0.7%
Fidelity Inflation-Protected Bond Index Central Fund	6,360,635	2,442,061	1,120,823	7,932,862	0.8%
Fidelity Information Technology Central Fund	--	22,293,329*	255,341	21,983,139	0.7%
Fidelity International Equity Central Fund	30,444,622	1,914,371	4,117,473	27,783,758	1.3%
Fidelity Materials Central Fund	--	3,081,587*	35,059	3,132,421	0.7%
Fidelity Real Estate Equity Central Fund	2,555,834	91,471	1,284,273	1,524,489	0.9%
Fidelity Telecom Services Central Fund	--	2,647,505*	29,311	2,799,500	0.7%
Fidelity Utilities Central Fund	--	3,052,561*	34,351	3,139,818	0.7%
Fidelity VIP Investment Grade Central Fund	40,366,961	5,812,900	11,570,659	34,782,040	0.7%
Total	$99,621,564	$116,186,209	$28,328,741	$191,359,827

 * Includes the value of shares purchased through in-kind transactions. See Note 2 of the Notes to Financial Statements.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Other Information

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds. Percentages in the below tables are adjusted for the effect of TBA Sale Commitments.

The composition of credit quality ratings as a percentage of Total Net Assets is as follows (Unaudited):

U.S. Government and U.S. Government Agency Obligations	11.8%
AAA,AA,A	2.8%
BBB	5.2%
BB	3.2%
B	2.2%
CCC,CC,C	0.4%
Not Rated	2.6%
Equities	67.8%
Short-Term Investments and Net Other Assets	4.0%
100.0%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	68.6%
United Kingdom	4.3%
Japan	4.2%
Canada	2.2%
Ireland	1.6%
Germany	1.5%
Cayman Islands	1.4%
Switzerland	1.4%
Netherlands	1.1%
France	1.0%
Others (Individually Less Than 1%)	12.7%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		December 31, 2016
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $4,600,322)	$4,554,019
Fidelity Central Funds (cost $195,688,249)	199,372,442
Total Investments (cost $200,288,571)		$203,926,461
Receivable for investments sold		143,804
Receivable for fund shares sold		2,412
Dividends receivable		5,246
Distributions receivable from Fidelity Central Funds		4,417
Prepaid expenses		384
Other receivables		2,143
Total assets		204,084,867
Liabilities
Payable for fund shares redeemed	$51,471
Accrued management fee	93,117
Transfer agent fee payable	17,901
Distribution and service plan fees payable	943
Custody fee payable	19,514
Audit fee payable	33,428
Other affiliated payables	8,373
Total liabilities		224,747
Net Assets		$203,860,120
Net Assets consist of:
Paid in capital		$176,437,146
Distributions in excess of net investment income		(7)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		23,785,265
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		3,637,716
Net Assets		$203,860,120
Initial Class:
Net Asset Value, offering price and redemption price per share ($99,882,112 ÷ 5,310,949 shares)		$18.81
Service Class:
Net Asset Value, offering price and redemption price per share ($2,698,379 ÷ 144,418 shares)		$18.68
Service Class 2:
Net Asset Value, offering price and redemption price per share ($3,424,704 ÷ 184,293 shares)		$18.58
Investor Class:
Net Asset Value, offering price and redemption price per share ($97,854,925 ÷ 5,229,211 shares)		$18.71

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended December 31, 2016
Investment Income
Dividends		$1,213,648
Interest		494
Income from Fidelity Central Funds		2,936,988
Total income		4,151,130
Expenses
Management fee	$1,131,635
Transfer agent fees	216,540
Distribution and service plan fees	11,151
Accounting and security lending fees	102,091
Custodian fees and expenses	28,661
Independent trustees' fees and expenses	941
Audit	53,978
Legal	5,843
Miscellaneous	1,653
Total expenses before reductions	1,552,493
Expense reductions	(7,374)	1,545,119
Net investment income (loss)		2,606,011
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	18,124,823
Redemptions in-kind with affiliated entities	6,509,559
Fidelity Central Funds	(1,310,777)
Foreign currency transactions	16,393
Futures contracts	78,370
Capital gain distributions from Fidelity Central Funds	870,984
Total net realized gain (loss)		24,289,352
Change in net unrealized appreciation (depreciation) on: Investment securities	(22,331,432)
Assets and liabilities in foreign currencies	(1,907)
Futures contracts	(82,529)
Total change in net unrealized appreciation (depreciation)		(22,415,868)
Net gain (loss)		1,873,484
Net increase (decrease) in net assets resulting from operations		$4,479,495

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended December 31, 2016	Year ended December 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$2,606,011	$3,018,310
Net realized gain (loss)	24,289,352	2,623,575
Change in net unrealized appreciation (depreciation)	(22,415,868)	(6,078,993)
Net increase (decrease) in net assets resulting from operations	4,479,495	(437,108)
Distributions to shareholders from net investment income	(2,754,661)	(2,709,407)
Distributions to shareholders from net realized gain	(3,049,866)	(139,825)
Total distributions	(5,804,527)	(2,849,232)
Share transactions - net increase (decrease)	(16,491,202)	8,953,394
Total increase (decrease) in net assets	(17,816,234)	5,667,054
Net Assets
Beginning of period	221,676,354	216,009,300
End of period	$203,860,120	$221,676,354
Other Information
Undistributed net investment income end of period	$–	$51,762
Distributions in excess of net investment income end of period	$(7)	$–

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — VIP Asset Manager: Growth Portfolio Initial Class

Years ended December 31,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$18.90	$19.15	$18.30	$15.14	$13.35
Income from Investment Operations
Net investment income (loss)A	.24	.27	.23	.17	.19
Net realized and unrealized gain (loss)	.20	(.27)	.85	3.22	1.87
Total from investment operations	.44	.00	1.08	3.39	2.06
Distributions from net investment income	(.26)	(.24)	(.21)	(.18)	(.21)
Distributions from net realized gain	(.26)	(.01)	(.02)	(.05)	(.06)
Total distributions	(.53)B	(.25)	(.23)	(.23)	(.27)
Net asset value, end of period	$18.81	$18.90	$19.15	$18.30	$15.14
Total ReturnC,D	2.52%	.03%	5.87%	22.41%	15.45%
Ratios to Average Net AssetsE,F
Expenses before reductions	.71%	.70%	.70%	.72%	.72%
Expenses net of fee waivers, if any	.71%	.70%	.70%	.71%	.72%
Expenses net of all reductions	.70%	.69%	.70%	.71%	.71%
Net investment income (loss)	1.31%	1.37%	1.19%	1.05%	1.29%
Supplemental Data
Net assets, end of period (000 omitted)	$99,882	$108,324	$122,484	$127,423	$116,252
Portfolio turnover rateG	142%	49%	38%	52%	59%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $0.53 per share is comprised of distributions from net investment income of $.263 and distributions from net realized gain of $.264 per share.

 C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds ranged from less than .005% to .09%.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — VIP Asset Manager: Growth Portfolio Service Class

Years ended December 31,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$18.79	$19.03	$18.19	$15.04	$13.26
Income from Investment Operations
Net investment income (loss)A	.22	.25	.21	.16	.17
Net realized and unrealized gain (loss)	.18	(.26)	.84	3.19	1.86
Total from investment operations	.40	(.01)	1.05	3.35	2.03
Distributions from net investment income	(.25)	(.22)	(.19)	(.15)	(.20)
Distributions from net realized gain	(.26)	(.01)	(.02)	(.05)	(.06)
Total distributions	(.51)	(.23)	(.21)	(.20)	(.25)B
Net asset value, end of period	$18.68	$18.79	$19.03	$18.19	$15.04
Total ReturnC,D	2.34%	(.03)%	5.75%	22.34%	15.34%
Ratios to Average Net AssetsE,F
Expenses before reductions	.81%	.80%	.80%	.82%	.82%
Expenses net of fee waivers, if any	.81%	.80%	.80%	.82%	.82%
Expenses net of all reductions	.80%	.79%	.80%	.81%	.81%
Net investment income (loss)	1.21%	1.27%	1.09%	.95%	1.19%
Supplemental Data
Net assets, end of period (000 omitted)	$2,698	$2,877	$3,265	$3,191	$3,541
Portfolio turnover rateG	142%	49%	38%	52%	59%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.25 per share is comprised of distributions from net investment income of $.195 and distributions from net realized gain of $.055 per share.

 C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds ranged from less than .005% to .09%.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — VIP Asset Manager: Growth Portfolio Service Class 2

Years ended December 31,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$18.70	$18.94	$18.10	$14.97	$13.21
Income from Investment Operations
Net investment income (loss)A	.19	.21	.17	.12	.14
Net realized and unrealized gain (loss)	.18	(.25)	.84	3.18	1.84
Total from investment operations	.37	(.04)	1.01	3.30	1.98
Distributions from net investment income	(.23)	(.19)	(.15)	(.12)	(.17)
Distributions from net realized gain	(.26)	(.01)	(.02)	(.05)	(.06)
Total distributions	(.49)	(.20)	(.17)	(.17)	(.22)B
Net asset value, end of period	$18.58	$18.70	$18.94	$18.10	$14.97
Total ReturnC,D	2.18%	(.18)%	5.55%	22.09%	15.03%
Ratios to Average Net AssetsE,F
Expenses before reductions	.96%	.96%	1.01%	1.03%	1.04%
Expenses net of fee waivers, if any	.96%	.96%	1.01%	1.02%	1.04%
Expenses net of all reductions	.95%	.95%	1.00%	1.02%	1.03%
Net investment income (loss)	1.06%	1.11%	.88%	.74%	.97%
Supplemental Data
Net assets, end of period (000 omitted)	$3,425	$3,533	$3,573	$3,626	$3,621
Portfolio turnover rateG	142%	49%	38%	52%	59%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.22 per share is comprised of distributions from net investment income of $.167 and distributions from net realized gain of $.055 per share.

 C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds ranged from less than .005% to .09%.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — VIP Asset Manager: Growth Portfolio Investor Class

Years ended December 31,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$18.82	$19.06	$18.22	$15.08	$13.30
Income from Investment Operations
Net investment income (loss)A	.22	.25	.21	.16	.18
Net realized and unrealized gain (loss)	.18	(.25)	.85	3.20	1.86
Total from investment operations	.40	–	1.06	3.36	2.04
Distributions from net investment income	(.25)	(.23)	(.20)	(.17)	(.20)
Distributions from net realized gain	(.26)	(.01)	(.02)	(.05)	(.06)
Total distributions	(.51)	(.24)	(.22)	(.22)	(.26)
Net asset value, end of period	$18.71	$18.82	$19.06	$18.22	$15.08
Total ReturnB,C	2.35%	.01%	5.79%	22.30%	15.34%
Ratios to Average Net AssetsD,E
Expenses before reductions	.79%	.78%	.78%	.80%	.81%
Expenses net of fee waivers, if any	.79%	.78%	.78%	.80%	.81%
Expenses net of all reductions	.79%	.77%	.78%	.79%	.79%
Net investment income (loss)	1.23%	1.29%	1.11%	.97%	1.21%
Supplemental Data
Net assets, end of period (000 omitted)	$97,855	$106,942	$86,687	$58,295	$37,574
Portfolio turnover rateF	142%	49%	38%	52%	59%

 A Calculated based on average shares outstanding during the period.

 B Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds ranged from less than .005% to .09%.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended December 31, 2016

1. Organization.

VIP Asset Manager: Growth Portfolio (the Fund) is a fund of Variable Insurance Products Fund V (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class shares, Service Class 2 shares and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

During the period, the Fund exchanged investments for shares of ten Fidelity Equity Sector Central Funds all of which are affiliated investment companies managed by FMR Co., Inc. (FMRC), an affiliate of FMR. Each of the Fidelity Equity Sector Central Funds seeks capital appreciation and invests primarily in securities of companies whose principal business activities fall within specific industries. The Fund delivered investments to each Fidelity Equity Sector Central Fund in exchange for shares of each respective Fidelity Equity Sector Central Fund, as presented in the accompanying table. The Fund recognized net realized gain of $6,509,559 for book purposes and net realized gain of $6,364,328 for federal income tax purposes.

Fidelity Equity Sector Central Fund	Value of Investments and Cash Delivered	Shares of Fidelity Equity Sector Central Funds Exchanged
Fidelity Consumer Discretionary Central Fund	$11,408,638	45,814
Fidelity Consumer Staples Central Fund	7,913,934	36,926
Fidelity Energy Central Fund	6,922,823	54,476
Fidelity Financials Central Fund	19,944,118	219,601
Fidelity Health Care Central Fund	13,421,775	40,625
Fidelity Industrials Central Fund	10,286,204	40,206
Fidelity Information Technology Central Fund	22,010,889	68,450
Fidelity Materials Central Fund	3,055,172	14,150
Fidelity Telecom Services Central Fund	2,605,887	13,945
Fidelity Utilities Central Fund	3,013,136	19,516
Total	$100,582,576	553,709

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The following summarizes the Fund's investment in each Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Commodity Strategy Central Fund	Geode Capital Management, LLC (Geode)	Seeks to provide investment returns that correspond to the performance of the commodities market.	Investment in commodity-related investments through a wholly-owned subsidiary organized under the laws of the Cayman Islands Futures	.06%
Fidelity Equity Central Funds	FMRC	Each fund seeks capital appreciation by investing primarily in common stocks, with a concentration in a particular industry.	Foreign Securities Restricted Securities	Less than .005% to .01%
Fidelity Emerging Markets Debt Central Fund	FMRC	Seeks high total return by normally investing in debt securities of issuers in emerging markets and other debt investments that are tied economically to emerging markets.	Foreign Securities Loans & Direct Debt Instruments Restricted Securities	.01%
Fidelity Emerging Markets Equity Central Fund	FMRC	Seeks capital appreciation by investing primarily in equity securities of issuers in emerging markets.	Foreign Securities Futures	.09%
Fidelity International Equity Central Fund	FMRC	Seeks capital appreciation by investing primarily in non-U.S. based common stocks, including securities of issuers located in emerging markets.	Delayed Delivery & When Issued Securities Foreign Securities Futures	.01%
Fidelity Floating Rate Central Fund	FMRC	Seeks a high level of income by normally investing in floating rate loans and other floating rate securities.	Loans & Direct Debt Instruments Restricted Securities	Less than .005%
Fidelity High Income Central Fund 1	FMRC	Seeks a high level of income and may also seek capital appreciation by investing primarily in debt securities, preferred stocks, and convertible securities, with an emphasis on lower-quality debt securities.	Loans & Direct Debt Instruments Restricted Securities	Less than .005%
Fidelity Inflation-Protected Bond Index Central Fund	Fidelity Investment Money Management, Inc. (FIMM)	Seeks to provide investment results that correspond to the performance of the inflation-protected United States Treasury market, and may invest in derivatives.		Less than .005%
Fidelity VIP Investment Grade Central Fund	FIMM	Seeks a high level of current income by normally investing in investment-grade debt securities and repurchase agreements.	Delayed Delivery & When Issued Securities Futures Repurchase Agreements Restricted Securities Swaps	Less than .005%
Fidelity Real Estate Equity Central Fund	FMRC	Seeks above-average income and long-term capital growth by investing primarily in equity securities of issuers in the real estate industry.		.01%
Fidelity Money Market Central Funds	FIMM	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at institutional.fidelity.com. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Exchange-Traded Funds (ETFs) are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known. Expenses included in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses of the Fidelity Central Funds. Although not included in the Fund's expenses, the Fund indirectly bears its proportionate share of the Fidelity Central Funds' expenses through the impact of these expenses on each Fidelity Central Fund's NAV.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of December 31, 2016, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to short-term gain distributions from the Fidelity Central Funds, futures contracts, foreign currency transactions, market discount, partnerships (including allocations from Fidelity Central Funds), deferred trustees compensation and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$5,371,155
Gross unrealized depreciation	(655,486)
Net unrealized appreciation (depreciation) on securities	$4,715,669
Tax Cost	$199,210,792

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$1,720,526
Undistributed long-term capital gain	$21,406,358
Net unrealized appreciation (depreciation) on securities and other investments	$4,715,521

The tax character of distributions paid was as follows:

	December 31, 2016	December 31, 2015
Ordinary Income	$2,754,661	$ 2,849,232
Long-term Capital Gains	3,049,866	–
Total	$5,804,527	$ 2,849,232

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end.

During the period the Fund recognized net realized gain (loss) of $78,370 and a change in net unrealized appreciation (depreciation) of $(82,529) related to its investment in futures contracts. These amounts are included in the Statement of Operations.

5. Purchases and Sales of Investments.

Purchases and sales of securities (including the Equity and Fixed-Income Central Funds and in-kind transactions), other than short-term securities, aggregated $280,350,310 and $296,584,701, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annual management fee rate was .55% of the Fund's average net assets.

The investment adviser pays a portion of the management fees received from the Fund to the Fidelity Central Funds' investment advisers, who are also affiliates, for managing the assets of the Fidelity Central Funds.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets.

For the period, total fees, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services, were as follows:

Service Class	$2,649
Service Class 2	8,502
$11,151

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each class. Each class (with the exception of Investor Class) pays a fee for transfer agent services, typesetting, and printing and mailing of shareholder reports, excluding mailing of proxy statements, equal to an annual rate of .07% (.15% for Investor Class) of class-level average net assets. For the period, transfer agent fees for each class were as follows:

Initial Class	$66,708
Service Class	1,749
Service Class 2	2,245
Investor Class	145,838
$216,540

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $6,016 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $536 and is reflected in Miscellaneous expenses on the Statement of Operations.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is maintained at the Fund's custodian and/or invested in the Fidelity Securities Lending Cash Central Fund. At period end, there were no security loans outstanding. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $21,823. During the period, there were no securities loaned to FCM.

9. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $5,750 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $27.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $1,597.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Year ended December 31, 2016	Year ended December 31, 2015
From net investment income
Initial Class	$1,385,168	$1,364,340
Service Class	35,308	32,613
Service Class 2	41,068	37,340
Investor Class	1,293,117	1,275,114
Total	$2,754,661	$2,709,407
From net realized gain
Initial Class	$1,494,080	$68,121
Service Class	39,101	1,783
Service Class 2	48,258	2,358
Investor Class	1,468,427	67,563
Total	$3,049,866	$139,825

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares	Shares	Dollars	Dollars
	Year ended December 31, 2016	Year ended December 31, 2015	Year ended December 31, 2016	Year ended December 31, 2015
Initial Class
Shares sold	114,709	157,200	$2,127,037	$3,129,085
Reinvestment of distributions	163,493	76,835	2,879,248	1,432,461
Shares redeemed	(697,163)	(901,132)	(12,797,939)	(17,745,220)
Net increase (decrease)	(418,961)	(667,097)	$(7,791,654)	$(13,183,674)
Service Class
Shares sold	4,177	13,010	$76,368	$247,977
Reinvestment of distributions	4,255	1,857	74,409	34,396
Shares redeemed	(17,152)	(33,327)	(309,079)	(645,177)
Net increase (decrease)	(8,720)	(18,460)	$(158,302)	$(362,804)
Service Class 2
Shares sold	41,188	37,238	$738,028	$719,311
Reinvestment of distributions	5,145	2,155	89,326	39,698
Shares redeemed	(51,021)	(39,082)	(923,678)	(752,402)
Net increase (decrease)	(4,688)	311	$(96,324)	$6,607
Investor Class
Shares sold	325,813	1,485,488	$5,958,937	$29,406,847
Reinvestment of distributions	157,817	72,380	2,761,544	1,342,677
Shares redeemed	(938,032)	(422,349)	(17,165,403)	(8,256,259)
Net increase (decrease)	(454,402)	1,135,519	$(8,444,922)	$22,493,265

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were the owners of record of 85% of the total outstanding shares of the Fund.

Report of Independent Registered Public Accounting Firm

To the Trustees of Variable Insurance Products Fund V and Shareholders of VIP Asset Manager: Growth Portfolio:

We have audited the accompanying statement of assets and liabilities of VIP Asset Manager: Growth Portfolio (the Fund), a fund of Variable Insurance Products Fund V, including the schedule of investments, as of December 31, 2016, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2016, by correspondence with the custodians and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of VIP Asset Manager: Growth Portfolio as of December 31, 2016, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts
February 21, 2017

Trustees and Officers

The Trustees, Members of the Advisory Board (if any), and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance.  Each of the Trustees oversees 243 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs.  The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Board Structure and Oversight Function. Abigail P. Johnson is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Marie L. Knowles serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, asset allocation and certain equity funds, and other Boards oversee Fidelity's high income, sector and other equity funds. The asset allocation funds may invest in Fidelity® funds that are overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks.  The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees.  In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board.  Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Abigail P. Johnson (1961)

Year of Election or Appointment: 2009

Trustee

Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity® funds. Ms. Johnson serves as Chairman (2016-present), Chief Executive Officer (2014-present), and Director (2007-present) of FMR LLC (diversified financial services company), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (investment adviser firm, 2011-present) and Chairman and Director of FMR (investment adviser firm, 2011-present). Previously, Ms. Johnson served as Vice Chairman (2007-2016) and President (2013-2016) of FMR LLC, President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc. (investment adviser firm), and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity® funds (2001-2005), and managed a number of Fidelity® funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

Jennifer Toolin McAuliffe (1959)

Year of Election or Appointment: 2016

Trustee

Ms. McAuliffe also serves as Trustee of other Fidelity® funds. Ms. McAuliffe previously served as a Member of the Advisory Board of certain Fidelity® funds (2016) and as Co-Head of Fixed Income of Fidelity Investments Limited (now known as FIL Limited (FIL)) (diversified financial services company). Earlier roles at FIL included Director of Research for FIL’s credit and quantitative teams in London, Hong Kong and Tokyo. Ms. McAuliffe also was the Director of Research for taxable and municipal bonds at Fidelity Investments Money Management, Inc. Ms. McAuliffe is also a director or trustee of several not-for-profit entities.

 * Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Elizabeth S. Acton (1951)

Year of Election or Appointment: 2013

Trustee

Ms. Acton also serves as Trustee of other Fidelity® funds. Prior to her retirement in April 2012, Ms. Acton was Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011), and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board of Directors and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present). Previously, Ms. Acton served as a Member of the Advisory Board of certain Fidelity® funds (2013-2016).

John Engler (1948)

Year of Election or Appointment: 2014

Trustee

Mr. Engler also serves as Trustee of other Fidelity® funds. He serves as president of the Business Roundtable (2011-present), and on the board of directors for Universal Forest Products (manufacturer and distributor of wood and wood-alternative products, 2003-present) and K12 Inc. (technology-based education company, 2012-present). Previously, Mr. Engler served as a Member of the Advisory Board of certain Fidelity® funds (2014-2016), a trustee of The Munder Funds (2003-2014), president and CEO of the National Association of Manufacturers (2004-2011), member of the Board of Trustees of the Annie E. Casey Foundation (2004-2015), and as governor of Michigan (1991-2003). He is a past chairman of the National Governors Association.

Albert R. Gamper, Jr. (1942)

Year of Election or Appointment: 2007

Trustee

Mr. Gamper also serves as Trustee of other Fidelity® funds. Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), and Member of the Board of Trustees of Barnabas Health Care System (1997-present). Previously, Mr. Gamper served as Chairman (2012-2015) and Vice Chairman (2011-2012) of the Independent Trustees of certain Fidelity® funds and as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (1951)

Year of Election or Appointment: 2010

Trustee

Mr. Gartland also serves as Trustee of other Fidelity® funds. Mr. Gartland is Chairman and an investor in Gartland & Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (1947)

Year of Election or Appointment: 2008

Trustee

Vice Chairman of the Independent Trustees

Mr. Johnson also serves as Trustee of other Fidelity® funds. Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation plc (diversified power management, 2009-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008), AGL Resources, Inc. (holding company, 2002-2016), and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)

Year of Election or Appointment: 2009

Trustee

Mr. Kenneally also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management. Before joining Credit Suisse, he was an Executive Vice President and Chief Investment Officer for Bank of America Corporation. Earlier roles at Bank of America included Director of Research, Senior Portfolio Manager and Research Analyst, and Mr. Kenneally was awarded the Chartered Financial Analyst (CFA) designation in 1991.

Marie L. Knowles (1946)

Year of Election or Appointment: 2001

Trustee

Chairman of the Independent Trustees

Ms. Knowles also serves as Trustee of other Fidelity® funds. Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company (pipeline and tanker operations). Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is a member of the Board of the Santa Catalina Island Company (real estate, 2009-present). Ms. Knowles is a Member of the Investment Company Institute Board of Governors and a Member of the Governing Council of the Independent Directors Council (2014-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007), URS Corporation (engineering and construction, 2000-2003) and America West (airline, 1999-2002). Ms. Knowles previously served as Vice Chairman of the Independent Trustees of certain Fidelity® funds (2012-2015).

Mark A. Murray (1954)

Year of Election or Appointment: 2016

Trustee

Mr. Murray also serves as Trustee of other Fidelity® funds. Mr. Murray is Vice Chairman (2013-present) of Meijer, Inc. (regional retail chain). Previously, Mr. Murray served as a Member of the Advisory Board of certain Fidelity® funds (2016) and as Co-Chief Executive Officer (2013-2016) and President (2006-2013) of Meijer, Inc. Mr. Murray serves as a member of the Board of Directors and Nuclear Review and Public Policy and Responsibility Committees of DTE Energy Company (diversified energy company, 2009-present). Mr. Murray also serves as a member of the Board of Directors of Spectrum Health (not-for-profit health system, 2015-present). Mr. Murray previously served as President of Grand Valley State University (2001-2006), Treasurer for the State of Michigan (1999-2001), Vice President of Finance and Administration for Michigan State University (1998-1999), and a member of the Board of Directors and Audit Committee and Chairman of the Nominating and Corporate Governance Committee of Universal Forest Products, Inc. (manufacturer and distributor of wood and wood-alternative products, 2004-2016). Mr. Murray is also a director or trustee of many community and professional organizations.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Advisory Board Members and Officers:

Correspondence intended for an officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Marc R. Bryant (1966)

Year of Election or Appointment: 2015

Secretary and Chief Legal Officer (CLO)

Mr. Bryant also serves as Secretary and CLO of other funds. Mr. Bryant serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company (investment adviser firm, 2015-present) and FMR Co., Inc. (investment adviser firm, 2015-present); Secretary of Fidelity SelectCo, LLC (investment adviser firm, 2015-present) and Fidelity Investments Money Management, Inc. (investment adviser firm, 2015-present); and CLO of Fidelity Management & Research (Hong Kong) Limited and FMR Investment Management (UK) Limited (investment adviser firms, 2015-present) and Fidelity Management & Research (Japan) Limited (investment adviser firm, 2016-present). He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company). Previously, Mr. Bryant served as Secretary and CLO of Fidelity Rutland Square Trust II (2010-2014) and Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds (2013-2015). Prior to joining Fidelity Investments, Mr. Bryant served as a Senior Vice President and the Head of Global Retail Legal for AllianceBernstein L.P. (2006-2010), and as the General Counsel for ProFund Advisors LLC (2001-2006).

Jeffrey S. Christian (1961)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Christian also serves as Assistant Treasurer of other funds. Mr. Christian is an employee of Fidelity Investments (2003-present).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds, and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Adrien E. Deberghes (1967)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2016-present) and is an employee of Fidelity Investments (2008-present). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005). Previously, Mr. Deberghes served in other fund officer roles.

Stephanie J. Dorsey (1969)

Year of Election or Appointment: 2013

President and Treasurer

Ms. Dorsey also serves as an officer of other funds. She is an employee of Fidelity Investments (2008-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Howard J. Galligan III (1966)

Year of Election or Appointment: 2014

Chief Financial Officer

Mr. Galligan also serves as Chief Financial Officer of other funds. Mr. Galligan serves as President of Fidelity Pricing and Cash Management Services (FPCMS) (2014-present) and as a Director of Strategic Advisers, Inc. (investment adviser firm, 2008-present). Previously, Mr. Galligan served as Chief Administrative Officer of Asset Management (2011-2014) and Chief Operating Officer and Senior Vice President of Investment Support for Strategic Advisers, Inc. (2003-2011).

Scott C. Goebel (1968)

Year of Election or Appointment: 2015

Vice President

Mr. Goebel serves as Vice President of other funds and is an employee of Fidelity Investments (2001-present). Previously, Mr. Goebel served as Senior Vice President of Fidelity Management & Research Company (FMR) (investment adviser firm, 2016), Secretary of Fidelity SelectCo, LLC (investment adviser firm, 2013-2015), Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2010-2015), and Fidelity Research and Analysis Company (FRAC) (investment adviser firm, 2010-2015); General Counsel, Secretary, and Senior Vice President of FMR (investment adviser firm, 2008-2015) and FMR Co., Inc. (investment adviser firm, 2008-2015); Assistant Secretary of Fidelity Management & Research (Japan) Limited (investment adviser firm, 2008-2015) and Fidelity Management & Research (U.K.) Inc. (investment adviser firm, 2008-2015); Chief Legal Officer (CLO) of Fidelity Management & Research (Hong Kong) Limited (investment adviser firm, 2008-2015); Secretary and CLO of certain Fidelity® funds (2008-2015); Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and certain funds (2007-2008); and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

Colm A. Hogan (1973)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan is an employee of Fidelity Investments (2005-present).

Chris Maher (1972)

Year of Election or Appointment: 2013

Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

John B. McGinty, Jr. (1962)

Year of Election or Appointment: 2016

Chief Compliance Officer

Mr. McGinty also serves as Chief Compliance Officer of other funds. Mr. McGinty is Senior Vice President of Asset Management Compliance for Fidelity Investments and is an employee of Fidelity Investments (2016-present). Mr. McGinty previously served as Vice President, Senior Attorney at Eaton Vance Management (investment management firm, 2015-2016), and prior to Eaton Vance as global CCO for all firm operations and registered investment companies at GMO LLC (investment management firm, 2009-2015). Before joining GMO LLC, Mr. McGinty served as Senior Vice President, Deputy General Counsel for Fidelity Investments (2007-2009).

John F. Papandrea (1972)

Year of Election or Appointment: 2016

Anti-Money Laundering (AML) Officer

Mr. Papandrea also serves as AML Officer of other funds. Mr. Papandrea is Vice President of FMR LLC (diversified financial services company, 2008-present) and is an employee of Fidelity Investments (2005-present).

Jason P. Pogorelec (1975)

Year of Election or Appointment: 2015

Assistant Secretary

Mr. Pogorelec also serves as Assistant Secretary of other funds. Mr. Pogorelec serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2006-present).

Nancy D. Prior (1967)

Year of Election or Appointment: 2014

Vice President

Ms. Prior also serves as Vice President of other funds. Ms. Prior serves as a Director of FMR Investment Management (UK) Limited (investment adviser firm, 2015-present), President (2016-present) and Director (2014-present) of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm), President, Fixed Income (2014-present), Vice Chairman of FIAM LLC (investment adviser firm, 2014-present), and is an employee of Fidelity Investments (2002-present). Previously, Ms. Prior served as Vice President of Fidelity's Money Market Funds (2012-2014), President, Money Market and Short Duration Bond Group of Fidelity Management & Research (FMR) (investment adviser firm, 2013-2014), President, Money Market Group of FMR (2011-2013), Managing Director of Research (2009-2011), Senior Vice President and Deputy General Counsel (2007-2009), and Assistant Secretary of certain Fidelity® funds (2008-2009).

Stacie M. Smith (1974)

Year of Election or Appointment: 2013

Assistant Treasurer

Ms. Smith also serves as an officer of other funds. She is an employee of Fidelity Investments (2009-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Deputy Treasurer of certain Fidelity® funds (2013-2016).

Marc L. Spector (1972)

Year of Election or Appointment: 2016

Deputy Treasurer

Mr. Spector also serves as an officer of other funds. Mr. Spector is an employee of Fidelity Investments (2016-present). Prior to joining Fidelity Investments, Mr. Spector served as Director at the Siegfried Group (accounting firm, 2013-2016), and prior to Siegfried Group as audit senior manager at Deloitte & Touche (accounting firm, 2005-2013).

Renee Stagnone (1975)

Year of Election or Appointment: 2016

Assistant Treasurer

Ms. Stagnone also serves as an officer of other funds. Ms. Stagnone is an employee of Fidelity Investments (1997-present). Previously, Ms. Stagnone served as Deputy Treasurer of certain Fidelity® funds (2013-2016).

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2016 to December 31, 2016).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value July 1, 2016	Ending Account Value December 31, 2016	Expenses Paid During Period-B July 1, 2016 to December 31, 2016
Initial Class	.71%
Actual		$1,000.00	$1,047.70	$3.65
Hypothetical-C		$1,000.00	$1,021.57	$3.61
Service Class	.81%
Actual		$1,000.00	$1,047.20	$4.17
Hypothetical-C		$1,000.00	$1,021.06	$4.12
Service Class 2.96%
Actual		$1,000.00	$1,046.20	$4.94
Hypothetical-C		$1,000.00	$1,020.31	$4.88
Investor Class	.80%
Actual		$1,000.00	$1,047.20	$4.12
Hypothetical-C		$1,000.00	$1,021.11	$4.06

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in each Class' annualized expense ratio. In addition to the expenses noted above, the Fund also indirectly bears its proportional share of the expenses of the underlying Fidelity Central Funds. Annualized expenses of the underlying non-money market Fidelity Central Funds as of their most recent fiscal half year ranged from less than .005% to .09%.

 C 5% return per year before expenses

Distributions (Unaudited)

The Board of Trustees of VIP Asset Manager: Growth Portfolio voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities:

	Pay Date	Record Date	Capital Gains

Initial Class	02/10/17	02/10/17	$2.160
Service Class	02/10/17	02/10/17	$2.157
Service Class 2	02/10/17	02/10/17	$2.153
Investor Class	02/10/17	02/10/17	$2.158

The fund hereby designates as a capital gain dividend with respect to the taxable year ended December 31, 2016, $21,930,570, or, if subsequently determined to be different, the net capital gain of such year.

Initial Class designates 31% and 38%; Service Class designates 31% and 41%; Service Class 2 designates 31% and 45%; and Investor Class designates 31% and 40% of the dividends distributed in February and December 2016 respectively, during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.

A total of 2.87% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

Board Approval of Investment Advisory Contracts and Management Fees

VIP Asset Manager: Growth Portfolio

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees (Committees) — Operations, Audit, Fair Valuation, and Governance and Nominating — each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2016 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and would be realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by FMR, the sub-advisers (together with FMR, the Investment Advisers), and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to investment research and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs; (iv) broadening eligibility requirements for certain lower-priced share classes of, and streamlining the fee structure for, certain existing equity index funds; (v) lowering expense caps for certain existing funds and classes to reduce expenses paid by shareholders; (vi) eliminating redemption fees for certain variable insurance product funds and classes; (vii) continuing to launch dedicated lower cost underlying funds to meet portfolio construction needs related to expanding underlying fund options for Fidelity funds of funds, specifically for the Freedom Fund product lines; (viii) launching a lower cost share class for use by the Freedom Index Fund product line; (ix) rationalizing product lines and gaining increased efficiencies through fund mergers and share class consolidations; (x) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; (xi) implementing investment enhancements to further strengthen Fidelity's target date product line to increase investors' probability of success in achieving their goals; (xii) accelerating the conversion of all remaining Class B shares to Class A shares, which have a lower expense structure; and (xiii) implementing changes to Fidelity's money market fund product line in response to recent regulatory reforms.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions with representatives of the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against one or more securities market indices, including a customized blended index representative of the fund's asset classes (each a "benchmark index") and a peer group of funds with similar objectives ("peer group"), if any. In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for such underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and on net performance (after fees and expenses) compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; expectations for interest rate levels and credit conditions; issuer-specific information including credit quality; and fund cash flows and other factors. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month periods shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and considered by the Board.

VIP Asset Manager: Growth Portfolio

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2015.

The Board noted that, in 2014, the ad hoc Committee on Group Fee was formed by it and the boards of other Fidelity funds to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. The Committee's focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of each class's total expense ratio, the Board considered the fund's management fee rate as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees and expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each of Initial Class, Investor Class, and Service Class ranked below the competitive median for 2015 and the total expense ratio of Service Class 2 ranked above the competitive median for 2015. The Board considered that, in general, various factors can affect total expense ratios. The Board noted that the total expense ratio of Service Class 2 was above the competitive median because of its 12b-1 fees. The Board noted that the fund offers multiple classes, each of which has a different 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expense ratios of the classes vary primarily by the level of their 12b-1 fees, although differences in transfer agent fees may also cause expenses to vary from class to class.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that an ad hoc joint committee created by it and the boards of other Fidelity funds periodically (most recently in 2013) reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that, although Service Class 2 was above the median of the universe presented for comparison, the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically (most recently in 2013) analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total group assets increase, and for higher group fee rates as total group assets decrease (with "group assets" defined to include fund assets under FMR's management plus the assets of sector funds previously under FMR's management). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as group assets increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds; (v) Fidelity's voluntary waiver of its fees to maintain minimum yields for certain money market funds and classes as well as contractual waivers in place for certain funds; (vi) the methodology with respect to competitive fund data and peer group classifications; (vii) Fidelity's transfer agent fee, expense, and service structures for different funds and classes relative to competitive trends, and the impact of the increased use of omnibus accounts; (viii) Fidelity's long-term expectations for its offerings in the workplace investing channel; (ix) new developments in the retail and institutional marketplaces; (x) the approach to considering "fall-out" benefits; and (xi) the impact of money market reform on Fidelity's money market funds, including with respect to costs and profitability. In addition, the Board considered its discussions with Fidelity throughout the year regarding enhanced information security initiatives and the funds' fair valuation policies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

VIPAMG-ANN-0217
1.540207.119

Fidelity® Variable Insurance Products: Investment Grade Bond Portfolio Annual Report December 31, 2016

VIP Investment Grade Bond Portfolio
Performance
Management's Discussion of Fund Performance
Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions
Board Approval of Investment Advisory Contracts and Management Fees
Fidelity® VIP Investment Grade Central Fund
Performance
Management's Discussion of Fund Performance
Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity® Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2017 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

VIP Investment Grade Bond Portfolio

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. Performance numbers are net of all underlying fund operating expenses, but do not include any insurance charges imposed by your insurance company’s separate account. If performance information included the effect of these additional charges, the total returns would have been lower. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended December 31, 2016	Past 1 year	Past 5 years	Past 10 years
Initial Class	4.74%	2.76%	4.48%
Service Class	4.63%	2.66%	4.37%
Service Class 2	4.48%	2.50%	4.22%
Investor Class	4.74%	2.73%	4.44%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in VIP Investment Grade Bond Portfolio - Initial Class on December 31, 2006.

The chart shows how the value of your investment would have changed, and also shows how the Bloomberg Barclays U.S. Aggregate Bond Index performed over the same period.

Period Ending Values
$15,493	VIP Investment Grade Bond Portfolio - Initial Class
$15,300	Bloomberg Barclays U.S. Aggregate Bond Index

Effective August 24, 2016, all Barclays benchmark indices were co-branded as the Bloomberg Barclays Indices for a period of five years.

VIP Investment Grade Bond Portfolio

Management's Discussion of Fund Performance

Market Recap:  U.S. taxable investment-grade bonds gained modestly for the 12 months ending December 31, 2016, a volatile year marked by concern about global economic growth that gave way to optimism for the U.S. economy. The Bloomberg Barclays U.S. Aggregate Bond Index rose 2.65%. Bond yields declined sharply early on and reached an all-time low shortly after the U.K.’s late-June “Brexit” vote to leave the European Union. Yields then rebounded during the summer on expectations of a global policy shift from monetary to fiscal expansion. The rally continued into the U.S. presidential election, and rallied strongly thereafter, as investors viewed Donald Trump’s economic agenda as stimulative and potentially inflationary. Yields also rode the Fed’s decision in December to raise policy interest rates, and its signal for additional hikes in 2017. Within the Bloomberg Barclays index, investment-grade corporate bonds led all major market segments with a gain of 6.11%. U.S. Treasuries, meanwhile, lagged spread-based sectors, returning 1.04%. Most securitized sectors slightly lagged the index, although commercial mortgage-backed securities (CMBS) slightly outperformed. Outside the index, riskier, non-core fixed-income segments, including emerging-markets debt, led the broader market, while Treasury Inflation-Protected Securities (TIPS) rose substantially.

Comments from Co-Portfolio Managers Ford O’Neil and Celso Munoz:  For the year, the fund’s share classes (excluding sales charges, if applicable) posted gains ranging from 4.48% to 4.74%, outpacing, net of fees, the 2.65% return of the benchmark Bloomberg Barclays U.S. Aggregate Bond Index. This period, we saw value in certain non-investment-grade areas of the market and overweighted them. This helped performance, as these holdings, which included high-yield corporate debt and leveraged loans, remained attractive relative to low-yielding government debt, and were among the U.S. bond market’s best performers. Also outside of the benchmark, our allocation to TIPS outperformed late in the period. We also owned certain government-related bonds, particularly sovereign debt from Mexico and Brazil that rallied strongly. Our picks among bonds of investment-grade energy companies, as well as an allocation to high-yield issuers in this sector, contributed as well. The fund’s overweighting in the outperforming investment-grade corporates segment added value, and security selection there was even more helpful, although we had minor missteps in the electric utilities group. Elsewhere, holdings in taxable municipal bonds issued by California more than offset the disappointing performance of investments issued by Illinois and the city of Chicago.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Note to shareholders:  On October 1, 2016, Celso Munoz joined Ford 0’Neil as Co-Portfolio Manager of the fund.

VIP Investment Grade Bond Portfolio

Investment Summary (Unaudited)

Quality Diversification (% of fund's net assets)

As of December 31, 2016
U.S. Government and U.S. Government Agency Obligations	45.3%
AAA	1.7%
AA	1.6%
A	6.6%
BBB	27.5%
BB and Below	14.1%
Short-Term Investments and Net Other Assets	3.2%

As of June 30, 2016
U.S. Government and U.S. Government Agency Obligations	40.1%
AAA	2.6%
AA	2.1%
A	7.6%
BBB	28.6%
BB and Below	15.7%
Short-Term Investments and Net Other Assets	3.3%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Securities rated BB or below were rated investment grade at the time of acquisition. The information in the above tables is based on the combined investments of the Fund and its pro-rata share of investments of Fidelity's fixed-income central funds.

Asset Allocation (% of fund's net assets)

As of December 31, 2016*,**
Corporate Bonds	43.0%
U.S. Government and U.S. Government Agency Obligations	45.3%
Asset-Backed Securities	0.7%
CMOs and Other Mortgage Related Securities	2.7%
Municipal Bonds	2.8%
Other Investments	2.3%
Short-Term Investments and Net Other Assets (Liabilities)	3.2%

 * Futures and Swaps - 3.1%

 ** Foreign investments - 11.9%

As of June 30, 2016*,**
Corporate Bonds	45.8%
U.S. Government and U.S. Government Agency Obligations	40.1%
Asset-Backed Securities	0.9%
CMOs and Other Mortgage Related Securities	4.6%
Municipal Bonds	2.9%
Other Investments	2.4%
Short-Term Investments and Net Other Assets (Liabilities)	3.3%

 * Futures and Swaps - 0.0%

 ** Foreign investments - 12.0%

The information in the above table is based on the combined investments of the Fund and its pro rata share of the investments of Fidelity's fixed-income central funds. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at institutional.fidelity.com. Fidelity VIP Investment Grade Central Fund's holdings and financial statements are included at the end of this report.

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

Percentages shown as 0.0% may reflect amounts less than 0.05%.

VIP Investment Grade Bond Portfolio

Investments December 31, 2016

Showing Percentage of Net Assets

Nonconvertible Bonds - 0.2%
	Principal Amount	Value
ENERGY - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Southwestern Energy Co. 5.8% 1/23/20(a)	$3,000,000	$3,090,000
The Williams Companies, Inc. 5.75% 6/24/44	1,900,000	1,843,000
		4,933,000
REAL ESTATE - 0.0%
Equity Real Estate Investment Trusts (REITs) - 0.0%
CommonWealth REIT 5.875% 9/15/20	546,000	583,113
TOTAL NONCONVERTIBLE BONDS
(Cost $3,903,365)		5,516,113

U.S. Government and Government Agency Obligations - 1.2%
U.S. Treasury Inflation-Protected Obligations - 0.3%
U.S. Treasury Inflation-Indexed Bonds 1% 2/15/46	10,201,900	10,251,218
U.S. Treasury Obligations - 0.9%
U.S. Treasury Bonds:
2.875% 11/15/46	$20,394,000	$19,641,359
3% 11/15/45	9,573,000	9,420,014
U.S. Treasury Notes 1.625% 5/15/26	8,200,000	7,634,487

TOTAL U.S. TREASURY OBLIGATIONS		36,695,860

TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $48,216,237)		46,947,078

Collateralized Mortgage Obligations - 0.0%
Private Sponsor - 0.0%
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.9261% 2/25/37 (a)	$554,309	$522,118
Wells Fargo Mortgage Backed Securities Trust Series 2005-AR2 Class 1A2, 2.8925% 3/25/35 (a)	413,684	381,904
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $498,148)		904,022
	Shares	Value

Fixed-Income Funds - 97.9%
Fidelity Specialized High Income Central Fund (b)	2,053,869	210,069,754
Fidelity VIP Investment Grade Central Fund (b)(c)	33,615,238	3,502,035,462
TOTAL FIXED-INCOME FUNDS
(Cost $3,707,848,606)		3,712,105,216

Money Market Funds - 0.7%
Fidelity Cash Central Fund, 0.60% (d)
(Cost $27,008,695)	27,003,508	27,008,909
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $3,787,475,051)		3,792,481,338
NET OTHER ASSETS (LIABILITIES) - 0.0%		(446,344)
NET ASSETS - 100%		$3,792,034,994

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (c) Affiliated central fund that is available only to investment companies and other accounts managed by Fidelity Investments. Fidelity VIP Investment Grade Central Fund's investments and financial statements are included at the end of this report as an attachment.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$264,823
Fidelity Specialized High Income Central Fund	13,846,704
Fidelity VIP Investment Grade Central Fund	98,504,464
Total	$112,615,991

Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:

Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Specialized High Income Central Fund	$270,964,634	$14,434,960	$90,007,031	$210,069,754	26.7%
Fidelity VIP Investment Grade Central Fund	3,219,767,472	412,284,881	135,194,446	3,502,035,462	72.0%
Total	$3,490,732,106	$426,719,841	$225,201,477	$3,712,105,216

Investment Valuation

The following is a summary of the inputs used, as of December 31, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$5,516,113	$--	$5,516,113	$--
U.S. Government and Government Agency Obligations	46,947,078	--	46,947,078	--
Collateralized Mortgage Obligations	904,022	--	904,022	--
Fixed-Income Funds	3,712,105,216	3,712,105,216	--	--
Money Market Funds	27,008,909	27,008,909	--	--
Total Investments in Securities:	$3,792,481,338	$3,739,114,125	$53,367,213	$--

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	88.1%
United Kingdom	2.6%
Mexico	1.9%
Netherlands	1.3%
Luxembourg	1.0%
Others (Individually Less Than 1%)	5.1%
100.0%

The information in the above tables is based on the combined investments of the fund and its pro-rata share of the investments of Fidelity's Fixed-Income Central Funds

See accompanying notes which are an integral part of the financial statements.

VIP Investment Grade Bond Portfolio

Financial Statements

Statement of Assets and Liabilities

		December 31, 2016
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $52,617,750)	$53,367,213
Fidelity Central Funds (cost $3,734,857,301)	3,739,114,125
Total Investments (cost $3,787,475,051)		$3,792,481,338
Receivable for fund shares sold		4,794,807
Interest receivable		258,885
Distributions receivable from Fidelity Central Funds		277,718
Prepaid expenses		7,127
Other receivables		69
Total assets		3,797,819,944
Liabilities
Payable for fund shares redeemed	$4,115,559
Accrued management fee	978,659
Distribution and service plan fees payable	318,132
Other affiliated payables	334,423
Other payables and accrued expenses	38,177
Total liabilities		5,784,950
Net Assets		$3,792,034,994
Net Assets consist of:
Paid in capital		$3,755,778,515
Undistributed net investment income		14,506,398
Accumulated undistributed net realized gain (loss) on investments		16,743,794
Net unrealized appreciation (depreciation) on investments		5,006,287
Net Assets		$3,792,034,994
Initial Class:
Net Asset Value, offering price and redemption price per share ($1,023,874,803 ÷ 80,996,255 shares)		$12.64
Service Class:
Net Asset Value, offering price and redemption price per share ($541,803,115 ÷ 43,328,567 shares)		$12.50
Service Class 2:
Net Asset Value, offering price and redemption price per share ($1,310,807,507 ÷ 106,204,687 shares)		$12.34
Investor Class:
Net Asset Value, offering price and redemption price per share ($915,549,569 ÷ 72,702,831 shares)		$12.59

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended December 31, 2016
Investment Income
Interest		$2,658,897
Income from Fidelity Central Funds		112,615,991
Total income		115,274,888
Expenses
Management fee	$11,619,247
Transfer agent fees	2,848,290
Distribution and service plan fees	3,703,024
Accounting and security lending fees	1,120,636
Custodian fees and expenses	8,037
Independent trustees' fees and expenses	16,721
Registration fees	17,279
Audit	51,762
Legal	11,500
Miscellaneous	29,323
Total expenses before reductions	19,425,819
Expense reductions	(14,826)	19,410,993
Net investment income (loss)		95,863,895
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(3,104,051)
Fidelity Central Funds	(3,724,267)
Capital gain distributions from Fidelity Central Funds	39,381,220
Total net realized gain (loss)		32,552,902
Change in net unrealized appreciation (depreciation) on investment securities		31,223,842
Net gain (loss)		63,776,744
Net increase (decrease) in net assets resulting from operations		$159,640,639

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended December 31, 2016	Year ended December 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$95,863,895	$93,312,897
Net realized gain (loss)	32,552,902	(8,097,696)
Change in net unrealized appreciation (depreciation)	31,223,842	(114,860,697)
Net increase (decrease) in net assets resulting from operations	159,640,639	(29,645,496)
Distributions to shareholders from net investment income	(88,029,174)	(91,918,960)
Distributions to shareholders from net realized gain	(1,708,806)	(2,733,126)
Total distributions	(89,737,980)	(94,652,086)
Share transactions - net increase (decrease)	169,530,017	320,862,768
Total increase (decrease) in net assets	239,432,676	196,565,186
Net Assets
Beginning of period	3,552,602,318	3,356,037,132
End of period	$3,792,034,994	$3,552,602,318
Other Information
Undistributed net investment income end of period	$14,506,398	$1,745,501

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — VIP Investment Grade Bond Portfolio Initial Class

Years ended December 31,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$12.37	$12.79	$12.36	$13.06	$12.97
Income from Investment Operations
Net investment income (loss)A	.344	.345	.327	.295	.318
Net realized and unrealized gain (loss)	.240	(.419)	.392	(.526)	.443
Total from investment operations	.584	(.074)	.719	(.231)	.761
Distributions from net investment income	(.308)	(.336)	(.284)	(.310)	(.315)
Distributions from net realized gain	(.006)	(.010)	(.005)	(.159)	(.356)
Total distributions	(.314)	(.346)	(.289)	(.469)	(.671)
Net asset value, end of period	$12.64	$12.37	$12.79	$12.36	$13.06
Total ReturnB,C	4.74%	(.60)%	5.83%	(1.78)%	5.90%
Ratios to Average Net AssetsD,E
Expenses before reductions	.41%	.42%	.42%	.42%	.42%
Expenses net of fee waivers, if any	.41%	.42%	.42%	.42%	.42%
Expenses net of all reductions	.41%	.42%	.42%	.42%	.42%
Net investment income (loss)	2.67%	2.69%	2.56%	2.29%	2.39%
Supplemental Data
Net assets, end of period (000 omitted)	$1,023,875	$1,052,893	$1,081,564	$981,378	$1,149,849
Portfolio turnover rateF	11%	9%	7%	4%	2%

 A Calculated based on average shares outstanding during the period.

 B Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than 0.005%.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — VIP Investment Grade Bond Portfolio Service Class

Years ended December 31,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$12.24	$12.66	$12.24	$12.94	$12.86
Income from Investment Operations
Net investment income (loss)A	.328	.329	.312	.280	.302
Net realized and unrealized gain (loss)	.236	(.416)	.391	(.523)	.436
Total from investment operations	.564	(.087)	.703	(.243)	.738
Distributions from net investment income	(.298)	(.323)	(.278)	(.298)	(.302)
Distributions from net realized gain	(.006)	(.010)	(.005)	(.159)	(.356)
Total distributions	(.304)	(.333)	(.283)	(.457)	(.658)
Net asset value, end of period	$12.50	$12.24	$12.66	$12.24	$12.94
Total ReturnB,C	4.63%	(.71)%	5.75%	(1.89)%	5.77%
Ratios to Average Net AssetsD,E
Expenses before reductions	.51%	.52%	.52%	.52%	.52%
Expenses net of fee waivers, if any	.51%	.52%	.52%	.52%	.52%
Expenses net of all reductions	.51%	.52%	.52%	.52%	.52%
Net investment income (loss)	2.57%	2.60%	2.46%	2.19%	2.29%
Supplemental Data
Net assets, end of period (000 omitted)	$541,803	$520,000	$432,656	$265,505	$288,708
Portfolio turnover rateF	11%	9%	7%	4%	2%

 A Calculated based on average shares outstanding during the period.

 B Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than 0.005%.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — VIP Investment Grade Bond Portfolio Service Class 2

Years ended December 31,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$12.09	$12.51	$12.10	$12.79	$12.72
Income from Investment Operations
Net investment income (loss)A	.304	.306	.289	.257	.279
Net realized and unrealized gain (loss)	.235	(.410)	.379	(.510)	.430
Total from investment operations	.539	(.104)	.668	(.253)	.709
Distributions from net investment income	(.283)	(.306)	(.253)	(.278)	(.283)
Distributions from net realized gain	(.006)	(.010)	(.005)	(.159)	(.356)
Total distributions	(.289)	(.316)	(.258)	(.437)	(.639)
Net asset value, end of period	$12.34	$12.09	$12.51	$12.10	$12.79
Total ReturnB,C	4.48%	(.85)%	5.53%	(1.99)%	5.60%
Ratios to Average Net AssetsD,E
Expenses before reductions	.66%	.67%	.67%	.67%	.67%
Expenses net of fee waivers, if any	.66%	.67%	.67%	.67%	.67%
Expenses net of all reductions	.66%	.67%	.67%	.67%	.67%
Net investment income (loss)	2.42%	2.45%	2.31%	2.04%	2.14%
Supplemental Data
Net assets, end of period (000 omitted)	$1,310,808	$1,186,855	$1,082,467	$1,115,493	$1,198,326
Portfolio turnover rateF	11%	9%	7%	4%	2%

 A Calculated based on average shares outstanding during the period.

 B Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than 0.005%.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — VIP Investment Grade Bond Portfolio Investor Class

Years ended December 31,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$12.32	$12.75	$12.32	$13.02	$12.93
Income from Investment Operations
Net investment income (loss)A	.338	.340	.322	.290	.313
Net realized and unrealized gain (loss)	.243	(.428)	.395	(.526)	.444
Total from investment operations	.581	(.088)	.717	(.236)	.757
Distributions from net investment income	(.305)	(.332)	(.282)	(.305)	(.311)
Distributions from net realized gain	(.006)	(.010)	(.005)	(.159)	(.356)
Total distributions	(.311)	(.342)	(.287)	(.464)	(.667)
Net asset value, end of period	$12.59	$12.32	$12.75	$12.32	$13.02
Total ReturnB,C	4.74%	(.71)%	5.83%	(1.82)%	5.89%
Ratios to Average Net AssetsD,E
Expenses before reductions	.45%	.45%	.45%	.45%	.46%
Expenses net of fee waivers, if any	.45%	.45%	.45%	.45%	.46%
Expenses net of all reductions	.45%	.45%	.45%	.45%	.46%
Net investment income (loss)	2.63%	2.66%	2.53%	2.26%	2.36%
Supplemental Data
Net assets, end of period (000 omitted)	$915,550	$792,855	$759,351	$582,454	$744,227
Portfolio turnover rateF	11%	9%	7%	4%	2%

 A Calculated based on average shares outstanding during the period.

 B Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than 0.005%.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended December 31, 2016

1. Organization.

VIP Investment Grade Bond Portfolio (the Fund) is a fund of Variable Insurance Products Fund V (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class shares, Service Class 2 shares and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%. The following summarizes the Fund's investment in each non-money market Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Specialized High Income Central Fund	FMR Co., Inc. (FMRC)	Seeks a high level of current income by normally investing in income-producing debt securities, with an emphasis on lower-quality debt securities.	Restricted Securities Loans & Direct Debt Instruments	Less than 0.005%
Fidelity VIP Investment Grade Central Fund	FIMM	Seeks a high level of current income by normally investing in investment-grade debt securities and repurchase agreements.	Delayed Delivery & When Issued Securities Futures Repurchase Agreements Restricted Securities Swaps	Less than 0.005%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

An unaudited holdings listing for each Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through each Fund's investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Collateralized mortgage obligations are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of December 31, 2016 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. The principal amount on inflation-indexed securities is periodically adjusted to the rate of inflation and interest is accrued based on the principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to Interest in the accompanying Statement of Operations. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of December 31, 2016, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to partnerships (including allocations from Fidelity Central Funds), market discount, short-term gain distributions from underlying funds, capital loss carryforwards, deferred trustees compensation and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$95,033,139
Gross unrealized depreciation	(35,136,149)
Net unrealized appreciation (depreciation) on securities	$59,896,990
Tax Cost	$3,732,584,348

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$21,325,513
Undistributed long-term capital gain	$9,786,007
Net unrealized appreciation (depreciation) on securities and other investments	$59,896,990

The tax character of distributions paid was as follows:

	December 31, 2016	December 31, 2015
Ordinary Income	$89,737,980	$ 92,738,898
Long-term Capital Gains	–	1,913,188
Total	$89,737,980	$ 94,652,086

4. Purchases and Sales of Investments.

Purchases and sales of securities (including the Fixed-Income Central Funds), other than short-term securities and U.S. government securities, aggregated $431,414,591 and $244,446,082, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and an annualized group fee rate that averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annual management fee rate was .31% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets.

For the period, total fees, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services, were as follows:

Service Class	$532,299
Service Class 2	3,170,725
$3,703,024

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each class. Each class (with the exception of Investor Class) pays a fee for transfer agent services, typesetting, and printing and mailing of shareholder reports, excluding mailing of proxy statements, equal to an annual rate of .07% (.10% for Investor Class) of class-level average net assets. For the period, transfer agent fees for each class were as follows:

Initial Class	$718,870
Service Class	361,963
Service Class 2	862,437
Investor Class	905,020
$2,848,290

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $9,482 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is maintained at the Fund's custodian and/or invested in cash equivalents. At period end, there were no security loans outstanding. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of interest income. Total security lending income during the period amounted to $3,481.

8. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $232.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $14,594.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Year ended December 31, 2016	Year ended December 31, 2015
From net investment income
Initial Class	$24,450,239	$27,917,082
Service Class	12,665,566	13,896,003
Service Class 2	29,201,380	29,321,568
Investor Class	21,711,989	20,784,307
Total	$88,029,174	$91,918,960
From net realized gain
Initial Class	$497,316	$853,091
Service Class	247,698	402,324
Service Class 2	577,528	868,374
Investor Class	386,264	609,337
Total	$1,708,806	$2,733,126

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares	Shares	Dollars	Dollars
	Year ended December 31, 2016	Year ended December 31, 2015	Year ended December 31, 2016	Year ended December 31, 2015
Initial Class
Shares sold	12,976,360	14,124,329	$167,325,356	$181,300,197
Reinvestment of distributions	1,987,447	2,307,903	24,947,555	28,770,173
Shares redeemed	(19,098,381)	(15,849,228)	(245,920,014)	(203,182,390)
Net increase (decrease)	(4,134,574)	583,004	$(53,647,103)	$6,887,980
Service Class
Shares sold	8,305,309	16,473,822	$106,345,525	$209,904,413
Reinvestment of distributions	1,040,279	1,158,425	12,913,264	14,298,327
Shares redeemed	(8,496,482)	(9,317,150)	(107,627,832)	(117,443,843)
Net increase (decrease)	849,106	8,315,097	$11,630,957	$106,758,897
Service Class 2
Shares sold	22,975,530	25,136,170	$291,172,285	$316,191,051
Reinvestment of distributions	2,430,298	2,475,925	29,778,908	30,189,942
Shares redeemed	(17,346,367)	(15,972,221)	(217,721,146)	(199,946,110)
Net increase (decrease)	8,059,461	11,639,874	$103,230,047	$146,434,883
Investor Class
Shares sold	16,055,919	10,950,224	$207,020,681	$140,247,630
Reinvestment of distributions	1,767,369	1,721,835	22,098,253	21,393,644
Shares redeemed	(9,454,282)	(7,902,704)	(120,802,818)	(100,860,266)
Net increase (decrease)	8,369,006	4,769,355	$108,316,116	$60,781,008

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investments adviser or its affiliates were the owners of record of 24% of the total outstanding shares of the Fund and one otherwise unaffiliated shareholder was the owner of record of 22% of the total outstanding shares of the Fund.

VIP Investment Grade Bond Portfolio

Report of Independent Registered Public Accounting Firm

To the Trustees of Variable Insurance Products Fund V and Shareholders of VIP Investment Grade Bond Portfolio:

We have audited the accompanying statement of assets and liabilities of VIP Investment Grade Bond Portfolio (the Fund), a fund of Variable Insurance Products Fund V, including the schedule of investments, as of December 31, 2016, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2016, by correspondence with the custodians and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of VIP Investment Grade Bond Portfolio as of December 31, 2016, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts
February 22, 2017

VIP Investment Grade Bond Portfolio

Trustees and Officers

The Trustees, Members of the Advisory Board (if any), and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance.  Each of the Trustees oversees 243 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs.  The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Board Structure and Oversight Function. Abigail P. Johnson is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Marie L. Knowles serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, asset allocation and certain equity funds, and other Boards oversee Fidelity's high income, sector and other equity funds. The asset allocation funds may invest in Fidelity® funds that are overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks.  The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees.  In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board.  Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Abigail P. Johnson (1961)

Year of Election or Appointment: 2009

Trustee

Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity® funds. Ms. Johnson serves as Chairman (2016-present), Chief Executive Officer (2014-present), and Director (2007-present) of FMR LLC (diversified financial services company), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (investment adviser firm, 2011-present) and Chairman and Director of FMR (investment adviser firm, 2011-present). Previously, Ms. Johnson served as Vice Chairman (2007-2016) and President (2013-2016) of FMR LLC, President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc. (investment adviser firm), and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity® funds (2001-2005), and managed a number of Fidelity® funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

Jennifer Toolin McAuliffe (1959)

Year of Election or Appointment: 2016

Trustee

Ms. McAuliffe also serves as Trustee of other Fidelity® funds. Ms. McAuliffe previously served as a Member of the Advisory Board of certain Fidelity® funds (2016) and as Co-Head of Fixed Income of Fidelity Investments Limited (now known as FIL Limited (FIL)) (diversified financial services company). Earlier roles at FIL included Director of Research for FIL’s credit and quantitative teams in London, Hong Kong and Tokyo. Ms. McAuliffe also was the Director of Research for taxable and municipal bonds at Fidelity Investments Money Management, Inc. Ms. McAuliffe is also a director or trustee of several not-for-profit entities.

 * Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Elizabeth S. Acton (1951)

Year of Election or Appointment: 2013

Trustee

Ms. Acton also serves as Trustee of other Fidelity® funds. Prior to her retirement in April 2012, Ms. Acton was Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011), and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board of Directors and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present). Previously, Ms. Acton served as a Member of the Advisory Board of certain Fidelity® funds (2013-2016).

John Engler (1948)

Year of Election or Appointment: 2014

Trustee

Mr. Engler also serves as Trustee of other Fidelity® funds. He serves as president of the Business Roundtable (2011-present), and on the board of directors for Universal Forest Products (manufacturer and distributor of wood and wood-alternative products, 2003-present) and K12 Inc. (technology-based education company, 2012-present). Previously, Mr. Engler served as a Member of the Advisory Board of certain Fidelity® funds (2014-2016), a trustee of The Munder Funds (2003-2014), president and CEO of the National Association of Manufacturers (2004-2011), member of the Board of Trustees of the Annie E. Casey Foundation (2004-2015), and as governor of Michigan (1991-2003). He is a past chairman of the National Governors Association.

Albert R. Gamper, Jr. (1942)

Year of Election or Appointment: 2007

Trustee

Mr. Gamper also serves as Trustee of other Fidelity® funds. Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), and Member of the Board of Trustees of Barnabas Health Care System (1997-present). Previously, Mr. Gamper served as Chairman (2012-2015) and Vice Chairman (2011-2012) of the Independent Trustees of certain Fidelity® funds and as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (1951)

Year of Election or Appointment: 2010

Trustee

Mr. Gartland also serves as Trustee of other Fidelity® funds. Mr. Gartland is Chairman and an investor in Gartland & Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (1947)

Year of Election or Appointment: 2008

Trustee

Vice Chairman of the Independent Trustees

Mr. Johnson also serves as Trustee of other Fidelity® funds. Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation plc (diversified power management, 2009-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008), AGL Resources, Inc. (holding company, 2002-2016), and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)

Year of Election or Appointment: 2009

Trustee

Mr. Kenneally also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management. Before joining Credit Suisse, he was an Executive Vice President and Chief Investment Officer for Bank of America Corporation. Earlier roles at Bank of America included Director of Research, Senior Portfolio Manager and Research Analyst, and Mr. Kenneally was awarded the Chartered Financial Analyst (CFA) designation in 1991.

Marie L. Knowles (1946)

Year of Election or Appointment: 2001

Trustee

Chairman of the Independent Trustees

Ms. Knowles also serves as Trustee of other Fidelity® funds. Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company (pipeline and tanker operations). Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is a member of the Board of the Santa Catalina Island Company (real estate, 2009-present). Ms. Knowles is a Member of the Investment Company Institute Board of Governors and a Member of the Governing Council of the Independent Directors Council (2014-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007), URS Corporation (engineering and construction, 2000-2003) and America West (airline, 1999-2002). Ms. Knowles previously served as Vice Chairman of the Independent Trustees of certain Fidelity® funds (2012-2015).

Mark A. Murray (1954)

Year of Election or Appointment: 2016

Trustee

Mr. Murray also serves as Trustee of other Fidelity® funds. Mr. Murray is Vice Chairman (2013-present) of Meijer, Inc. (regional retail chain). Previously, Mr. Murray served as a Member of the Advisory Board of certain Fidelity® funds (2016) and as Co-Chief Executive Officer (2013-2016) and President (2006-2013) of Meijer, Inc. Mr. Murray serves as a member of the Board of Directors and Nuclear Review and Public Policy and Responsibility Committees of DTE Energy Company (diversified energy company, 2009-present). Mr. Murray also serves as a member of the Board of Directors of Spectrum Health (not-for-profit health system, 2015-present). Mr. Murray previously served as President of Grand Valley State University (2001-2006), Treasurer for the State of Michigan (1999-2001), Vice President of Finance and Administration for Michigan State University (1998-1999), and a member of the Board of Directors and Audit Committee and Chairman of the Nominating and Corporate Governance Committee of Universal Forest Products, Inc. (manufacturer and distributor of wood and wood-alternative products, 2004-2016). Mr. Murray is also a director or trustee of many community and professional organizations.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Advisory Board Members and Officers:

Correspondence intended for an officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Marc R. Bryant (1966)

Year of Election or Appointment: 2015

Secretary and Chief Legal Officer (CLO)

Mr. Bryant also serves as Secretary and CLO of other funds. Mr. Bryant serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company (investment adviser firm, 2015-present) and FMR Co., Inc. (investment adviser firm, 2015-present); Secretary of Fidelity SelectCo, LLC (investment adviser firm, 2015-present) and Fidelity Investments Money Management, Inc. (investment adviser firm, 2015-present); and CLO of Fidelity Management & Research (Hong Kong) Limited and FMR Investment Management (UK) Limited (investment adviser firms, 2015-present) and Fidelity Management & Research (Japan) Limited (investment adviser firm, 2016-present). He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company). Previously, Mr. Bryant served as Secretary and CLO of Fidelity Rutland Square Trust II (2010-2014) and Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds (2013-2015). Prior to joining Fidelity Investments, Mr. Bryant served as a Senior Vice President and the Head of Global Retail Legal for AllianceBernstein L.P. (2006-2010), and as the General Counsel for ProFund Advisors LLC (2001-2006).

Jeffrey S. Christian (1961)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Christian also serves as Assistant Treasurer of other funds. Mr. Christian is an employee of Fidelity Investments (2003-present).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds, and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Adrien E. Deberghes (1967)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2016-present) and is an employee of Fidelity Investments (2008-present). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005). Previously, Mr. Deberghes served in other fund officer roles.

Stephanie J. Dorsey (1969)

Year of Election or Appointment: 2013

President and Treasurer

Ms. Dorsey also serves as an officer of other funds. She is an employee of Fidelity Investments (2008-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Howard J. Galligan III (1966)

Year of Election or Appointment: 2014

Chief Financial Officer

Mr. Galligan also serves as Chief Financial Officer of other funds. Mr. Galligan serves as President of Fidelity Pricing and Cash Management Services (FPCMS) (2014-present) and as a Director of Strategic Advisers, Inc. (investment adviser firm, 2008-present). Previously, Mr. Galligan served as Chief Administrative Officer of Asset Management (2011-2014) and Chief Operating Officer and Senior Vice President of Investment Support for Strategic Advisers, Inc. (2003-2011).

Scott C. Goebel (1968)

Year of Election or Appointment: 2015

Vice President

Mr. Goebel serves as Vice President of other funds and is an employee of Fidelity Investments (2001-present). Previously, Mr. Goebel served as Senior Vice President of Fidelity Management & Research Company (FMR) (investment adviser firm, 2016), Secretary of Fidelity SelectCo, LLC (investment adviser firm, 2013-2015), Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2010-2015), and Fidelity Research and Analysis Company (FRAC) (investment adviser firm, 2010-2015); General Counsel, Secretary, and Senior Vice President of FMR (investment adviser firm, 2008-2015) and FMR Co., Inc. (investment adviser firm, 2008-2015); Assistant Secretary of Fidelity Management & Research (Japan) Limited (investment adviser firm, 2008-2015) and Fidelity Management & Research (U.K.) Inc. (investment adviser firm, 2008-2015); Chief Legal Officer (CLO) of Fidelity Management & Research (Hong Kong) Limited (investment adviser firm, 2008-2015); Secretary and CLO of certain Fidelity® funds (2008-2015); Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and certain funds (2007-2008); and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

Colm A. Hogan (1973)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan is an employee of Fidelity Investments (2005-present).

Chris Maher (1972)

Year of Election or Appointment: 2013

Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

John B. McGinty, Jr. (1962)

Year of Election or Appointment: 2016

Chief Compliance Officer

Mr. McGinty also serves as Chief Compliance Officer of other funds. Mr. McGinty is Senior Vice President of Asset Management Compliance for Fidelity Investments and is an employee of Fidelity Investments (2016-present). Mr. McGinty previously served as Vice President, Senior Attorney at Eaton Vance Management (investment management firm, 2015-2016), and prior to Eaton Vance as global CCO for all firm operations and registered investment companies at GMO LLC (investment management firm, 2009-2015). Before joining GMO LLC, Mr. McGinty served as Senior Vice President, Deputy General Counsel for Fidelity Investments (2007-2009).

John F. Papandrea (1972)

Year of Election or Appointment: 2016

Anti-Money Laundering (AML) Officer

Mr. Papandrea also serves as AML Officer of other funds. Mr. Papandrea is Vice President of FMR LLC (diversified financial services company, 2008-present) and is an employee of Fidelity Investments (2005-present).

Jason P. Pogorelec (1975)

Year of Election or Appointment: 2015

Assistant Secretary

Mr. Pogorelec also serves as Assistant Secretary of other funds. Mr. Pogorelec serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2006-present).

Nancy D. Prior (1967)

Year of Election or Appointment: 2014

Vice President

Ms. Prior also serves as Vice President of other funds. Ms. Prior serves as a Director of FMR Investment Management (UK) Limited (investment adviser firm, 2015-present), President (2016-present) and Director (2014-present) of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm), President, Fixed Income (2014-present), Vice Chairman of FIAM LLC (investment adviser firm, 2014-present), and is an employee of Fidelity Investments (2002-present). Previously, Ms. Prior served as Vice President of Fidelity's Money Market Funds (2012-2014), President, Money Market and Short Duration Bond Group of Fidelity Management & Research (FMR) (investment adviser firm, 2013-2014), President, Money Market Group of FMR (2011-2013), Managing Director of Research (2009-2011), Senior Vice President and Deputy General Counsel (2007-2009), and Assistant Secretary of certain Fidelity® funds (2008-2009).

Stacie M. Smith (1974)

Year of Election or Appointment: 2013

Assistant Treasurer

Ms. Smith also serves as an officer of other funds. She is an employee of Fidelity Investments (2009-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Deputy Treasurer of certain Fidelity® funds (2013-2016).

Marc L. Spector (1972)

Year of Election or Appointment: 2016

Deputy Treasurer

Mr. Spector also serves as an officer of other funds. Mr. Spector is an employee of Fidelity Investments (2016-present). Prior to joining Fidelity Investments, Mr. Spector served as Director at the Siegfried Group (accounting firm, 2013-2016), and prior to Siegfried Group as audit senior manager at Deloitte & Touche (accounting firm, 2005-2013).

Renee Stagnone (1975)

Year of Election or Appointment: 2016

Assistant Treasurer

Ms. Stagnone also serves as an officer of other funds. Ms. Stagnone is an employee of Fidelity Investments (1997-present). Previously, Ms. Stagnone served as Deputy Treasurer of certain Fidelity® funds (2013-2016).

Christine J. Thompson (1958)

Year of Election or Appointment: 2015

Vice President of Fidelity's Bond Funds

Ms. Thompson also serves as Vice President of other funds. Ms. Thompson also serves as Chief Investment Officer of FMR's Bond Group (2010-present) and is an employee of Fidelity Investments (1985-present). Previously, Ms. Thompson served as Vice President of Fidelity's Bond Funds (2010-2012).

VIP Investment Grade Bond Portfolio

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2016 to December 31, 2016).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value July 1, 2016	Ending Account Value December 31, 2016	Expenses Paid During Period-B July 1, 2016 to December 31, 2016
Initial Class	.41%
Actual		$1,000.00	$988.80	$2.05
Hypothetical-C		$1,000.00	$1,023.08	$2.08
Service Class	.51%
Actual		$1,000.00	$987.90	$2.55
Hypothetical-C		$1,000.00	$1,022.57	$2.59
Service Class 2.66%
Actual		$1,000.00	$987.30	$3.30
Hypothetical-C		$1,000.00	$1,021.82	$3.35
Investor Class	.44%
Actual		$1,000.00	$988.50	$2.20
Hypothetical-C		$1,000.00	$1,022.92	$2.24

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in each Class' annualized expense ratio. In addition to the expenses noted above, the Fund also indirectly bears its proportional share of the expenses of the underlying Fidelity Central Funds. Annualized expenses of the underlying non-money market Fidelity Central Funds as of their most recent fiscal half year were less than 0.005%.

 C 5% return per year before expenses

VIP Investment Grade Bond Portfolio

Distributions (Unaudited)

The Board of Trustees of VIP Investment Grade Bond Portfolio voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities, and dividends derived from net investment income:

	Pay Date	Record Date	Dividends	Capital Gains

Initial Class	02/10/17	02/10/17	$0.049	$0.057
Service Class	02/10/17	02/10/17	$0.047	$0.057
Service Class 2	02/10/17	02/10/17	$0.044	$0.057
Investor Class	02/10/17	02/10/17	$0.048	$0.057

The fund hereby designates as a capital gain dividend with respect to the taxable year ended December 31 2016, $9,786,007, or, if subsequently determined to be different, the net capital gain of such year.

A total of 6.20% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

Board Approval of Investment Advisory Contracts and Management Fees

VIP Investment Grade Bond Portfolio

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees (Committees) — Operations, Audit, Fair Valuation, and Governance and Nominating — each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2016 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and would be realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by FMR, the sub-advisers (together with FMR, the Investment Advisers), and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to investment research and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs; (iv) broadening eligibility requirements for certain lower-priced share classes of, and streamlining the fee structure for, certain existing equity index funds; (v) lowering expense caps for certain existing funds and classes to reduce expenses paid by shareholders; (vi) eliminating redemption fees for certain variable insurance product funds and classes; (vii) continuing to launch dedicated lower cost underlying funds to meet portfolio construction needs related to expanding underlying fund options for Fidelity funds of funds, specifically for the Freedom Fund product lines; (viii) launching a lower cost share class for use by the Freedom Index Fund product line; (ix) rationalizing product lines and gaining increased efficiencies through fund mergers and share class consolidations; (x) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; (xi) implementing investment enhancements to further strengthen Fidelity's target date product line to increase investors' probability of success in achieving their goals; (xii) accelerating the conversion of all remaining Class B shares to Class A shares, which have a lower expense structure; and (xiii) implementing changes to Fidelity's money market fund product line in response to recent regulatory reforms.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history. The Board noted that there was a portfolio management change for the fund in July 2015.

The Board took into account discussions with representatives of the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against a securities market index ("benchmark index") and a peer group of funds with similar objectives ("peer group"), if any. In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for such underperformance. The fund underperformed its benchmark for the one- and three-year periods ended January 31, 2016, and as a result, the Board will continue to discuss with FMR the steps it is taking to address the fund's performance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and on net performance (after fees and expenses) compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; expectations for interest rate levels and credit conditions; issuer-specific information including credit quality; the potential for incremental return versus the fund's benchmark index weighed against the risks involved in obtaining that incremental return, including the risk of diminished or negative total returns; and fund cash flows and other factors. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month periods shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and considered by the Board.

VIP Investment Grade Bond Portfolio

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2015.

The Board noted that, in 2014, the ad hoc Committee on Group Fee was formed by it and the boards of other Fidelity funds to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. The Committee's focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of each class's total expense ratio, the Board considered the fund's management fee rate as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees and expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each class ranked below the competitive median for 2015.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that an ad hoc joint committee created by it and the boards of other Fidelity funds periodically (most recently in 2013) reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically (most recently in 2013) analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total group assets increase, and for higher group fee rates as total group assets decrease (with "group assets" defined to include fund assets under FMR's management plus the assets of sector funds previously under FMR's management). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as group assets increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds; (v) Fidelity's voluntary waiver of its fees to maintain minimum yields for certain money market funds and classes as well as contractual waivers in place for certain funds; (vi) the methodology with respect to competitive fund data and peer group classifications; (vii) Fidelity's transfer agent fee, expense, and service structures for different funds and classes relative to competitive trends, and the impact of the increased use of omnibus accounts; (viii) Fidelity's long-term expectations for its offerings in the workplace investing channel; (ix) new developments in the retail and institutional marketplaces; (x) the approach to considering "fall-out" benefits; and (xi) the impact of money market reform on Fidelity's money market funds, including with respect to costs and profitability. In addition, the Board considered its discussions with Fidelity throughout the year regarding enhanced information security initiatives and the funds' fair valuation policies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

The following are the financial statements for the Fidelity® VIP Investment Grade Central Fund as of December 31, 2016 which is a direct investment of VIP Investment Grade Bond Portfolio.

Fidelity® VIP Investment Grade Central Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended December 31, 2016	Past 1 year	Past 5 years	Past 10 years
Fidelity VIP Investment Grade Central Fund	4.70%	3.14%	4.92%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity® VIP Investment Grade Central Fund on December 31, 2006.

The chart shows how the value of your investment would have changed, and also shows how the Bloomberg Barclays U.S. Aggregate Bond Index performed over the same period.

Period Ending Values
$16,165	Fidelity VIP Investment Grade Central Fund
$15,300	Bloomberg Barclays U.S. Aggregate Bond Index

Effective August 24, 2016, all Barclays benchmark indices were co-branded as the Bloomberg Barclays Indices for a period of five years.

Fidelity® VIP Investment Grade Central Fund

Management's Discussion of Fund Performance

Market Recap:  U.S. taxable investment-grade bonds gained modestly for the 12 months ending December 31, 2016, a volatile year marked by concern about global economic growth that gave way to optimism for the U.S. economy. The Bloomberg Barclays U.S. Aggregate Bond Index rose 2.65%. Bond yields declined sharply early on and reached an all-time low shortly after the U.K.’s late-June “Brexit” vote to leave the European Union. Yields then rebounded during the summer on expectations of a global policy shift from monetary to fiscal expansion. The rally continued into the U.S. presidential election, and rallied strongly thereafter, as investors viewed Donald Trump’s economic agenda as stimulative and potentially inflationary. Yields also rode the Fed’s decision in December to raise policy interest rates, and its signal for additional hikes in 2017. Within the Bloomberg Barclays index, investment-grade corporate bonds led all major market segments with a gain of 6.11%. U.S. Treasuries, meanwhile, lagged spread-based sectors, returning 1.04%. Most securitized sectors slightly lagged the index, although commercial mortgage-backed securities (CMBS) slightly outperformed. Outside the index, riskier, non-core fixed-income segments, including emerging-markets debt, led the broader market, while Treasury Inflation-Protected Securities (TIPS) rose substantially.

Comments from Co-Portfolio Manager Ford O’Neil:  For the year, the fund gained 4.70%, outpacing, net of fees, the 2.65% return of the Bloomberg Barclays U.S. Aggregate Bond Index. The portfolio managers added value through sector positioning and security selection, while managing risk by keeping the fund’s duration roughly in line with that of the Barclays benchmark. Three drivers of outperformance were security selection among government-related bonds, positioning in the investment-grade corporate segment, and an out-of-benchmark position in TIPS. In the government-related segment, our bias toward sovereign Mexican and Brazilian debt provided a boost. Additionally, holdings in taxable municipal bonds issued in California were helpful, more than offsetting the disappointing performance of our holdings in taxable munis issued by Illinois and the city of Chicago. Among investment-grade corporate bonds, an overweighting in the energy sector added value. Overweighting financials also was helpful, especially banks and real estate investment trusts (REITs). However, picks among utilities modestly detracted. The fund’s non-index exposure to TIPS in lieu of nominal U.S. Treasury securities also aided performance.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Note to shareholders:  On October 1, 2016, Celso Munoz joined Ford O’Neil as Co-Portfolio Manager of the fund.

Fidelity® VIP Investment Grade Central Fund

Investment Summary (Unaudited)

Quality Diversification (% of fund's net assets)

As of December 31, 2016
U.S. Government and U.S. Government Agency Obligations	47.7%
AAA	1.7%
AA	1.8%
A	7.4%
BBB	29.7%
BB and Below	9.3%
Short-Term Investments and Net Other Assets	2.4%

As of June 30, 2016
U.S. Government and U.S. Government Agency Obligations	44.5%
AAA	3.0%
AA	2.8%
A	8.4%
BBB	32.3%
BB and Below	10.7%
Not Rated	0.1%
Short-Term Investments and Net Other Assets*	(1.8)%

 * Short-Term Investments and Net Other Assets (Liabilities) are not included in the pie chart

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Securities rated BB or below were rated investment grade at the time of acquisition.

Asset Allocation (% of fund's net assets)

As of December 31, 2016*,**
Corporate Bonds	41.6%
U.S. Government and U.S. Government Agency Obligations	47.7%
Asset-Backed Securities	0.8%
CMOs and Other Mortgage Related Securities	3.0%
Municipal Bonds	3.0%
Other Investments	1.5%
Short-Term Investments and Net Other Assets (Liabilities)	2.4%

 * Futures and Swaps - 3.3%

 ** Foreign investments - 11.2%

As of June 30, 2016*,**
Corporate Bonds	46.1%
U.S. Government and U.S. Government Agency Obligations	44.5%
Asset-Backed Securities	1.1%
CMOs and Other Mortgage Related Securities	5.3%
Municipal Bonds	3.3%
Other Investments	1.5%
Short-Term Investments and Net Other Assets (Liabilities)***	(1.8)%

 * Futures and Swaps - 0.0%

 ** Foreign investments - 11.8%

 *** Short-Term Investments and Net Other Assets (Liabilities) are not included in the pie chart

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Fidelity® VIP Investment Grade Central Fund

Investments December 31, 2016

Showing Percentage of Net Assets

Nonconvertible Bonds - 41.6%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 3.1%
Automobiles - 1.2%
General Motors Co.:
3.5% 10/2/18	$3,528,000	$3,597,544
5.2% 4/1/45	1,863,000	1,792,547
6.25% 10/2/43	599,000	661,067
6.6% 4/1/36	2,299,000	2,624,111
6.75% 4/1/46	3,855,000	4,513,002
General Motors Financial Co., Inc.:
2.625% 7/10/17	1,120,000	1,126,035
3.2% 7/13/20	10,000,000	10,023,140
3.25% 5/15/18	1,860,000	1,884,094
3.5% 7/10/19	4,187,000	4,261,612
4.2% 3/1/21	5,411,000	5,563,114
4.25% 5/15/23	2,080,000	2,102,859
4.375% 9/25/21	15,702,000	16,273,082
4.75% 8/15/17	1,940,000	1,976,738
		56,398,945
Diversified Consumer Services - 0.1%
Ingersoll-Rand Global Holding Co. Ltd.:
2.875% 1/15/19	416,000	423,300
4.25% 6/15/23	2,932,000	3,097,805
		3,521,105
Hotels, Restaurants & Leisure - 0.1%
McDonald's Corp.:
2.75% 12/9/20	910,000	917,532
3.7% 1/30/26	2,400,000	2,440,092
4.7% 12/9/35	1,239,000	1,308,736
		4,666,360
Media - 1.7%
21st Century Fox America, Inc.:
6.15% 2/15/41	3,454,000	4,078,466
7.75% 12/1/45	3,169,000	4,387,037
AOL Time Warner, Inc. 2.95% 7/15/26	12,000,000	11,161,608
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
4.464% 7/23/22	5,742,000	5,994,441
4.908% 7/23/25	3,860,000	4,063,109
Discovery Communications LLC:
3.25% 4/1/23	604,000	588,233
6.35% 6/1/40	2,421,000	2,566,882
Time Warner Cable, Inc.:
4% 9/1/21	7,363,000	7,554,806
4.5% 9/15/42	1,053,000	951,934
5.5% 9/1/41	1,700,000	1,725,373
5.85% 5/1/17	1,239,000	1,256,554
5.875% 11/15/40	1,500,000	1,597,092
6.55% 5/1/37	18,635,000	21,065,079
6.75% 7/1/18	4,425,000	4,723,475
7.3% 7/1/38	3,781,000	4,644,338
8.25% 4/1/19	7,716,000	8,667,267
Viacom, Inc. 2.5% 9/1/18	546,000	547,540
		85,573,234

TOTAL CONSUMER DISCRETIONARY		150,159,644

CONSUMER STAPLES - 1.9%
Beverages - 0.9%
Anheuser-Busch InBev Finance, Inc.:
2.65% 2/1/21	9,870,000	9,915,284
3.3% 2/1/23	10,630,000	10,807,404
4.7% 2/1/36	10,065,000	10,583,589
4.9% 2/1/46	11,511,000	12,359,741
		43,666,018
Food & Staples Retailing - 0.1%
CVS Health Corp. 3.5% 7/20/22	2,525,000	2,591,713
Walgreens Boots Alliance, Inc.:
2.7% 11/18/19	2,460,000	2,491,444
3.3% 11/18/21	2,918,000	2,970,016
		8,053,173
Tobacco - 0.9%
Altria Group, Inc. 4% 1/31/24	2,227,000	2,350,440
Imperial Tobacco Finance PLC:
3.75% 7/21/22 (a)	4,804,000	4,926,531
4.25% 7/21/25 (a)	4,804,000	4,952,506
Reynolds American, Inc.:
2.3% 6/12/18	2,110,000	2,123,046
3.25% 6/12/20	939,000	961,604
4% 6/12/22	3,228,000	3,372,714
4.45% 6/12/25	2,341,000	2,468,556
5.7% 8/15/35	1,215,000	1,393,162
5.85% 8/15/45	9,320,000	11,015,699
6.15% 9/15/43	4,000,000	4,817,960
7.25% 6/15/37	2,962,000	3,875,161
		42,257,379

TOTAL CONSUMER STAPLES		93,976,570

ENERGY - 7.3%
Energy Equipment & Services - 0.3%
El Paso Pipeline Partners Operating Co. LLC 5% 10/1/21	1,517,000	1,613,832
Halliburton Co.:
3.8% 11/15/25	2,467,000	2,502,878
4.85% 11/15/35	2,154,000	2,268,214
5% 11/15/45	2,951,000	3,194,213
Noble Holding International Ltd.:
5.25% 3/16/18	342,000	341,145
7.2% 4/1/25 (b)	2,180,000	2,043,750
8.2% 4/1/45 (b)	2,104,000	1,751,580
		13,715,612
Oil, Gas & Consumable Fuels - 7.0%
Anadarko Finance Co. 7.5% 5/1/31	5,413,000	6,879,815
Anadarko Petroleum Corp.:
4.85% 3/15/21	1,620,000	1,735,637
5.55% 3/15/26	3,337,000	3,730,102
6.45% 9/15/36	1,002,000	1,190,795
6.6% 3/15/46	4,530,000	5,577,209
BP Capital Markets PLC:
4.5% 10/1/20	1,811,000	1,941,886
4.742% 3/11/21	3,000,000	3,269,802
Canadian Natural Resources Ltd.:
1.75% 1/15/18	1,762,000	1,757,549
3.8% 4/15/24	6,783,000	6,751,954
5.85% 2/1/35	2,497,000	2,653,897
Cenovus Energy, Inc. 5.7% 10/15/19	3,719,000	3,976,537
Columbia Pipeline Group, Inc.:
2.45% 6/1/18	894,000	898,233
3.3% 6/1/20	4,379,000	4,458,361
4.5% 6/1/25	1,336,000	1,401,813
ConocoPhillips Co. 5.75% 2/1/19	3,900,000	4,188,557
DCP Midstream LLC:
4.75% 9/30/21 (a)	3,739,000	3,785,738
5.35% 3/15/20 (a)	3,724,000	3,863,650
DCP Midstream Operating LP:
2.5% 12/1/17	1,990,000	1,980,050
2.7% 4/1/19	4,300,000	4,246,250
3.875% 3/15/23	1,771,000	1,703,489
5.6% 4/1/44	1,227,000	1,119,638
Duke Energy Field Services 6.45% 11/3/36 (a)	2,477,000	2,477,000
El Paso Natural Gas Co. 5.95% 4/15/17	3,330,000	3,367,396
Empresa Nacional de Petroleo 4.375% 10/30/24 (a)	3,540,000	3,536,180
Enable Midstream Partners LP:
2.4% 5/15/19 (b)	1,253,000	1,229,885
3.9% 5/15/24 (b)	1,322,000	1,252,542
Enbridge Energy Partners LP:
4.2% 9/15/21	4,399,000	4,574,093
4.375% 10/15/20	3,093,000	3,226,655
Enbridge, Inc.:
4.25% 12/1/26	1,773,000	1,812,745
5.5% 12/1/46	2,046,000	2,194,961
EnLink Midstream Partners LP 2.7% 4/1/19	6,288,000	6,290,716
Enterprise Products Operating LP:
1.65% 5/7/18	1,969,000	1,963,184
2.55% 10/15/19	863,000	871,404
3.7% 2/15/26	4,800,000	4,810,810
3.75% 2/15/25	2,900,000	2,942,937
Kinder Morgan Energy Partners LP:
3.45% 2/15/23	4,918,000	4,873,586
3.95% 9/1/22	3,454,000	3,542,561
4.25% 9/1/24	813,000	831,000
6.55% 9/15/40	460,000	505,045
Marathon Petroleum Corp. 5.125% 3/1/21	2,187,000	2,385,551
Motiva Enterprises LLC 5.75% 1/15/20 (a)	1,496,000	1,615,662
MPLX LP 4% 2/15/25	683,000	663,051
Nakilat, Inc. 6.067% 12/31/33 (a)	1,808,000	2,097,280
Petro-Canada 6.05% 5/15/18	1,480,000	1,563,843
Petrobras Global Finance BV:
4.375% 5/20/23	7,020,000	6,133,374
5.625% 5/20/43	6,681,000	4,938,595
7.25% 3/17/44	24,245,000	21,401,062
Petrobras International Finance Co. Ltd.:
5.375% 1/27/21	17,294,000	16,913,532
5.75% 1/20/20	6,461,000	6,541,763
7.875% 3/15/19	1,225,000	1,313,004
Petroleos Mexicanos:
3.125% 1/23/19	642,000	636,543
3.5% 7/18/18	5,440,000	5,488,960
3.5% 7/23/20	32,555,000	31,863,206
3.5% 1/30/23	3,410,000	3,130,380
4.5% 1/23/26	6,809,000	6,202,999
4.625% 9/21/23 (a)	7,350,000	7,150,080
4.875% 1/24/22	3,398,000	3,408,194
4.875% 1/18/24	4,539,000	4,401,060
5.375% 3/13/22 (a)	2,700,000	2,764,746
5.5% 1/21/21	3,601,000	3,704,529
5.5% 6/27/44	2,492,000	2,073,842
5.625% 1/23/46	8,402,000	6,973,660
6% 3/5/20	1,625,000	1,713,969
6.375% 1/23/45	4,048,000	3,683,680
6.5% 6/2/41	7,675,000	7,188,021
6.75% 9/21/47 (a)	4,975,000	4,700,380
8% 5/3/19	2,537,000	2,784,358
Phillips 66 Co. 4.3% 4/1/22	3,770,000	4,043,841
Phillips 66 Partners LP 2.646% 2/15/20	375,000	373,609
Plains All American Pipeline LP/PAA Finance Corp.:
3.65% 6/1/22	1,784,000	1,792,055
6.125% 1/15/17	1,250,000	1,251,524
Southwestern Energy Co.:
5.8% 1/23/20 (b)	3,196,000	3,291,880
6.7% 1/23/25 (b)	2,509,000	2,565,453
Spectra Energy Capital, LLC 3.3% 3/15/23	5,000,000	4,828,710
Spectra Energy Partners LP 2.95% 9/25/18	733,000	744,438
Suncor Energy, Inc. 6.1% 6/1/18	4,665,000	4,938,262
The Williams Companies, Inc.:
3.7% 1/15/23	1,208,000	1,165,720
4.55% 6/24/24	13,337,000	13,236,973
Western Gas Partners LP:
4.65% 7/1/26	1,132,000	1,170,471
5.375% 6/1/21	6,322,000	6,794,241
Williams Partners LP:
3.6% 3/15/22	3,522,000	3,537,180
3.9% 1/15/25	1,216,000	1,191,117
4% 11/15/21	1,605,000	1,645,793
4.3% 3/4/24	5,449,000	5,496,499
4.5% 11/15/23	1,751,000	1,796,803
		340,713,555

TOTAL ENERGY		354,429,167

FINANCIALS - 17.8%
Banks - 9.8%
Banco Nacional de Desenvolvimento Economico e Social:
4% 4/14/19 (a)	5,277,000	5,300,588
5.5% 7/12/20 (a)	28,200,000	29,210,406
5.75% 9/26/23 (a)	3,877,000	3,887,584
6.5% 6/10/19 (a)	1,340,000	1,423,348
Bank of America Corp.:
2.25% 4/21/20	3,337,000	3,315,306
2.6% 1/15/19	7,155,000	7,213,628
3.5% 4/19/26	5,024,000	4,949,936
3.875% 8/1/25	2,860,000	2,904,284
3.95% 4/21/25	6,646,000	6,607,560
4% 1/22/25	1,403,000	1,403,013
4.2% 8/26/24	6,867,000	6,987,145
4.25% 10/22/26	4,261,000	4,306,316
5.75% 12/1/17	12,290,000	12,729,798
5.875% 1/5/21	1,785,000	1,985,846
Barclays PLC:
2% 3/16/18	17,646,000	17,609,314
2.75% 11/8/19	3,581,000	3,571,546
3.25% 1/12/21	4,610,000	4,614,490
4.375% 1/12/26	6,221,000	6,300,766
Citigroup, Inc.:
1.8% 2/5/18	68,000,000	67,979,736
1.85% 11/24/17	8,579,000	8,594,691
2.15% 7/30/18	9,998,000	10,029,384
3.875% 3/26/25	9,500,000	9,425,273
4.05% 7/30/22	1,800,000	1,860,991
4.3% 11/20/26	9,000,000	9,070,920
5.5% 9/13/25	1,663,000	1,825,330
Citizens Bank NA 2.55% 5/13/21	1,560,000	1,549,066
Citizens Financial Group, Inc. 4.15% 9/28/22 (a)	4,857,000	4,910,791
Credit Suisse Group Funding Guernsey Ltd.:
2.75% 3/26/20	4,667,000	4,623,457
3.75% 3/26/25	4,660,000	4,583,306
3.8% 9/15/22	7,240,000	7,296,262
3.8% 6/9/23	8,582,000	8,563,231
Discover Bank:
4.2% 8/8/23	2,849,000	2,965,063
7% 4/15/20	2,309,000	2,562,242
Fifth Third Bancorp:
2.875% 7/27/20	3,000,000	3,033,000
4.5% 6/1/18	1,179,000	1,216,192
8.25% 3/1/38	4,319,000	6,003,583
HBOS PLC 6.75% 5/21/18 (a)	2,600,000	2,741,045
HSBC Holdings PLC 4.25% 3/14/24	2,200,000	2,232,963
HSBC U.S.A., Inc. 1.625% 1/16/18	3,721,000	3,714,079
Huntington Bancshares, Inc. 7% 12/15/20	1,004,000	1,135,934
Intesa Sanpaolo SpA:
5.017% 6/26/24 (a)	3,027,000	2,794,405
5.71% 1/15/26 (a)	6,992,000	6,663,914
JPMorgan Chase & Co.:
2.75% 6/23/20	5,755,000	5,803,054
2.95% 10/1/26	4,283,000	4,081,836
3.875% 9/10/24	43,751,000	44,215,548
4.125% 12/15/26	17,825,000	18,166,224
MUFG Americas Holdings Corp. 2.25% 2/10/20	4,493,000	4,442,314
PNC Bank NA 2.3% 6/1/20	1,450,000	1,448,366
Rabobank Nederland 4.375% 8/4/25	7,451,000	7,635,740
Regions Bank 6.45% 6/26/37	7,720,000	8,680,939
Regions Financial Corp. 3.2% 2/8/21	2,833,000	2,870,787
Royal Bank of Canada 4.65% 1/27/26	5,314,000	5,653,474
Royal Bank of Scotland Group PLC:
5.125% 5/28/24	42,740,000	42,567,886
6% 12/19/23	8,517,000	8,837,495
6.1% 6/10/23	11,522,000	12,048,521
6.125% 12/15/22	8,239,000	8,751,466
		474,899,382
Capital Markets - 5.0%
Affiliated Managers Group, Inc.:
3.5% 8/1/25	5,125,000	4,829,257
4.25% 2/15/24	4,287,000	4,304,594
Credit Suisse AG 6% 2/15/18	6,486,000	6,745,317
Deutsche Bank AG 4.5% 4/1/25	10,381,000	9,928,814
Deutsche Bank AG London Branch:
1.875% 2/13/18	24,542,000	24,398,258
2.85% 5/10/19	9,310,000	9,266,746
Goldman Sachs Group, Inc.:
1.748% 9/15/17	13,467,000	13,474,205
2.55% 10/23/19	59,670,000	60,079,217
2.625% 1/31/19	16,652,000	16,825,014
2.9% 7/19/18	6,251,000	6,336,282
5.25% 7/27/21	1,125,000	1,231,913
5.625% 1/15/17	3,000,000	3,003,663
5.95% 1/18/18	755,000	786,459
6.15% 4/1/18	5,954,000	6,262,274
IntercontinentalExchange, Inc.:
2.75% 12/1/20	1,628,000	1,642,933
3.75% 12/1/25	2,910,000	2,985,237
Lazard Group LLC 4.25% 11/14/20	3,307,000	3,455,593
Morgan Stanley:
1.875% 1/5/18	4,357,000	4,363,187
2.125% 4/25/18	4,257,000	4,273,360
2.65% 1/27/20	15,070,000	15,131,516
4.875% 11/1/22	7,751,000	8,298,027
5% 11/24/25	1,047,000	1,117,028
5.75% 1/25/21	3,512,000	3,893,793
6.625% 4/1/18	10,165,000	10,748,349
Peachtree Corners Funding Trust 3.976% 2/15/25 (a)	5,000,000	4,872,465
Thomson Reuters Corp.:
1.3% 2/23/17	1,374,000	1,374,058
3.85% 9/29/24	3,379,000	3,443,505
UBS AG Stamford Branch:
1.375% 6/1/17	3,574,000	3,573,103
2.35% 3/26/20	1,450,000	1,443,110
UBS Group Funding Ltd. 4.125% 9/24/25 (a)	5,261,000	5,355,235
		243,442,512
Consumer Finance - 0.9%
Discover Financial Services:
3.85% 11/21/22	5,040,000	5,111,054
3.95% 11/6/24	2,847,000	2,818,111
Ford Motor Credit Co. LLC:
2.24% 6/15/18	5,000,000	5,005,995
2.875% 10/1/18	4,500,000	4,552,902
Hyundai Capital America:
1.45% 2/6/17 (a)	5,241,000	5,241,891
2% 3/19/18 (a)	6,308,000	6,306,032
2.125% 10/2/17 (a)	4,770,000	4,778,820
2.875% 8/9/18 (a)	1,921,000	1,943,034
Synchrony Financial:
1.875% 8/15/17	994,000	994,776
3% 8/15/19	1,459,000	1,477,268
3.75% 8/15/21	2,203,000	2,262,305
4.25% 8/15/24	2,218,000	2,255,220
		42,747,408
Diversified Financial Services - 0.3%
Brixmor Operating Partnership LP:
3.25% 9/15/23	5,952,000	5,763,792
3.875% 8/15/22	5,542,000	5,643,868
4.125% 6/15/26	2,032,000	2,022,986
		13,430,646
Insurance - 1.8%
ACE INA Holdings, Inc. 2.875% 11/3/22	2,975,000	2,996,006
AIA Group Ltd. 2.25% 3/11/19 (a)	913,000	915,677
American International Group, Inc.:
3.3% 3/1/21	2,355,000	2,410,227
3.75% 7/10/25	8,311,000	8,353,868
4.875% 6/1/22	3,597,000	3,926,697
Aon Corp. 5% 9/30/20	1,402,000	1,509,198
Five Corners Funding Trust 4.419% 11/15/23 (a)	4,110,000	4,340,226
Liberty Mutual Group, Inc. 5% 6/1/21 (a)	4,093,000	4,449,279
Marsh & McLennan Companies, Inc. 4.8% 7/15/21	2,278,000	2,474,097
Massachusetts Mutual Life Insurance Co. 4.5% 4/15/65 (a)	5,285,000	4,836,267
MetLife, Inc.:
1.903% 12/15/17 (b)	886,000	888,278
4.75% 2/8/21	1,477,000	1,604,890
Metropolitan Life Global Funding I 3% 1/10/23 (a)	2,636,000	2,644,831
Pacific Life Insurance Co. 9.25% 6/15/39 (a)	2,297,000	3,388,089
Pacific LifeCorp:
5.125% 1/30/43 (a)	5,252,000	5,358,626
6% 2/10/20 (a)	5,271,000	5,691,826
Prudential Financial, Inc.:
2.3% 8/15/18	599,000	603,906
6.2% 11/15/40	1,297,000	1,582,313
7.375% 6/15/19	1,250,000	1,406,565
Teachers Insurance & Annuity Association of America 4.9% 9/15/44 (a)	5,347,000	5,772,979
TIAA Asset Management Finance LLC:
2.95% 11/1/19 (a)	1,222,000	1,242,495
4.125% 11/1/24 (a)	1,771,000	1,786,603
Unum Group:
3.875% 11/5/25	4,860,000	4,743,496
4% 3/15/24	5,930,000	5,947,375
5.625% 9/15/20	2,889,000	3,143,885
5.75% 8/15/42	7,278,000	7,822,234
		89,839,933

TOTAL FINANCIALS		864,359,881

HEALTH CARE - 2.2%
Biotechnology - 0.2%
AbbVie, Inc.:
2.9% 11/6/22	4,038,000	3,983,988
3.2% 11/6/22	4,580,000	4,577,834
		8,561,822
Health Care Equipment & Supplies - 0.4%
Becton, Dickinson & Co. 2.675% 12/15/19	1,156,000	1,172,300
Zimmer Biomet Holdings, Inc.:
1.45% 4/1/17	8,772,000	8,774,035
2% 4/1/18	9,035,000	9,044,821
		18,991,156
Health Care Providers & Services - 0.6%
HCA Holdings, Inc.:
3.75% 3/15/19	6,803,000	6,990,083
4.25% 10/15/19	11,265,000	11,715,600
4.75% 5/1/23	215,000	220,106
5.875% 3/15/22	260,000	280,150
6.5% 2/15/20	7,140,000	7,811,160
Medco Health Solutions, Inc. 4.125% 9/15/20	2,723,000	2,855,161
		29,872,260
Life Sciences Tools & Services - 0.0%
Thermo Fisher Scientific, Inc.:
2.4% 2/1/19	712,000	717,156
4.15% 2/1/24	1,093,000	1,136,942
		1,854,098
Pharmaceuticals - 1.0%
Actavis Funding SCS:
2.35% 3/12/18	11,511,000	11,576,060
3% 3/12/20	3,962,000	4,014,960
3.45% 3/15/22	6,868,000	6,964,241
Allergan PLC 1.875% 10/1/17	1,428,000	1,430,656
Mylan N.V.:
2.5% 6/7/19 (a)	2,445,000	2,431,144
3.15% 6/15/21 (a)	5,002,000	4,904,586
3.95% 6/15/26 (a)	2,549,000	2,382,112
Perrigo Co. PLC 2.3% 11/8/18	1,180,000	1,178,201
Perrigo Finance PLC:
3.5% 12/15/21	1,065,000	1,072,540
4.9% 12/15/44	696,000	638,132
Teva Pharmaceutical Finance Netherlands III BV:
2.2% 7/21/21	3,623,000	3,462,907
2.8% 7/21/23	2,593,000	2,451,728
3.15% 10/1/26	3,088,000	2,842,634
Zoetis, Inc.:
1.875% 2/1/18	676,000	675,952
3.25% 2/1/23	1,649,000	1,643,667
		47,669,520

TOTAL HEALTH CARE		106,948,856

INDUSTRIALS - 0.7%
Aerospace & Defense - 0.1%
Arconic, Inc. 5.125% 10/1/24	2,956,000	3,029,900
Airlines - 0.1%
Continental Airlines, Inc.:
6.648% 3/15/19	215,340	218,301
6.795% 2/2/20	210,667	216,460
Northwest Airlines, Inc. pass-thru trust certificates 7.027% 11/1/19	2,086,457	2,328,903
U.S. Airways pass-thru trust certificates:
6.85% 1/30/18	469,749	479,144
8.36% 1/20/19	1,859,039	1,914,810
		5,157,618
Trading Companies & Distributors - 0.5%
Air Lease Corp.:
2.125% 1/15/18	2,155,000	2,158,681
2.625% 9/4/18	4,630,000	4,661,452
3.375% 6/1/21	2,523,000	2,555,728
3.75% 2/1/22	4,522,000	4,653,423
3.875% 4/1/21	4,057,000	4,168,202
4.25% 9/15/24	3,565,000	3,616,792
4.75% 3/1/20	3,519,000	3,729,894
		25,544,172

TOTAL INDUSTRIALS		33,731,690

INFORMATION TECHNOLOGY - 0.3%
Electronic Equipment & Components - 0.0%
Amphenol Corp. 3.125% 9/15/21	1,394,000	1,414,273
Tyco Electronics Group SA 2.375% 12/17/18	832,000	839,857
		2,254,130
Technology Hardware, Storage & Peripherals - 0.3%
Apple, Inc. 4.375% 5/13/45	10,649,000	10,917,802
Hewlett Packard Enterprise Co. 6.35% 10/15/45 (b)	1,218,000	1,228,299
		12,146,101

TOTAL INFORMATION TECHNOLOGY		14,400,231

MATERIALS - 0.7%
Chemicals - 0.1%
The Dow Chemical Co.:
4.125% 11/15/21	3,587,000	3,786,724
4.25% 11/15/20	1,196,000	1,265,695
		5,052,419
Metals & Mining - 0.6%
BHP Billiton Financial (U.S.A.) Ltd.:
6.25% 10/19/75 (a)(b)	1,921,000	2,079,867
6.75% 10/19/75 (a)(b)	4,773,000	5,357,693
Corporacion Nacional del Cobre de Chile (Codelco):
3.875% 11/3/21 (a)	3,750,000	3,824,925
4.5% 8/13/23 (a)	9,000,000	9,289,242
4.875% 11/4/44 (a)	1,712,000	1,680,042
Freeport-McMoRan, Inc. 2.3% 11/14/17	2,852,000	2,830,610
Vale Overseas Ltd. 4.375% 1/11/22	3,818,000	3,751,185
		28,813,564

TOTAL MATERIALS		33,865,983

REAL ESTATE - 4.4%
Equity Real Estate Investment Trusts (REITs) - 2.5%
Alexandria Real Estate Equities, Inc.:
2.75% 1/15/20	879,000	876,431
4.6% 4/1/22	1,403,000	1,482,863
American Campus Communities Operating Partnership LP 3.75% 4/15/23	1,184,000	1,193,406
American Tower Corp. 2.8% 6/1/20	9,000,000	8,999,595
AvalonBay Communities, Inc.:
3.625% 10/1/20	1,872,000	1,942,494
4.2% 12/15/23	4,000,000	4,224,068
Boston Properties, Inc. 3.85% 2/1/23	4,708,000	4,826,114
Camden Property Trust:
2.95% 12/15/22	1,607,000	1,571,635
4.25% 1/15/24	3,408,000	3,531,540
Corporate Office Properties LP 5% 7/1/25	2,283,000	2,329,119
DDR Corp.:
3.625% 2/1/25	2,136,000	2,063,673
4.25% 2/1/26	1,807,000	1,814,674
4.625% 7/15/22	2,855,000	3,019,751
4.75% 4/15/18	3,691,000	3,795,540
7.5% 4/1/17	1,944,000	1,970,767
Duke Realty LP:
3.25% 6/30/26	731,000	705,902
3.625% 4/15/23	2,123,000	2,154,376
3.75% 12/1/24	1,576,000	1,592,528
3.875% 10/15/22	3,512,000	3,649,045
4.375% 6/15/22	2,340,000	2,491,274
6.5% 1/15/18	2,445,000	2,559,399
Equity One, Inc. 3.75% 11/15/22	5,500,000	5,611,331
ERP Operating LP:
2.375% 7/1/19	2,683,000	2,703,029
4.625% 12/15/21	5,595,000	6,071,812
4.75% 7/15/20	2,827,000	3,039,763
Federal Realty Investment Trust 5.9% 4/1/20	1,046,000	1,155,210
Health Care REIT, Inc.:
2.25% 3/15/18	1,731,000	1,738,175
4% 6/1/25	3,216,000	3,282,568
4.7% 9/15/17	568,000	580,179
Lexington Corporate Properties Trust 4.4% 6/15/24	1,441,000	1,410,348
Omega Healthcare Investors, Inc.:
4.375% 8/1/23	6,023,000	5,957,476
4.5% 1/15/25	1,371,000	1,341,918
4.5% 4/1/27	16,195,000	15,519,069
4.95% 4/1/24	1,354,000	1,370,512
5.25% 1/15/26	5,686,000	5,834,149
Retail Opportunity Investments Partnership LP:
4% 12/15/24	978,000	936,652
5% 12/15/23	737,000	754,178
Simon Property Group LP 4.125% 12/1/21	2,399,000	2,555,153
Weingarten Realty Investors 3.375% 10/15/22	812,000	808,766
WP Carey, Inc. 4% 2/1/25	5,360,000	5,165,330
		122,629,812
Real Estate Management & Development - 1.9%
Brandywine Operating Partnership LP:
3.95% 2/15/23	4,271,000	4,250,286
4.1% 10/1/24	4,251,000	4,189,233
4.55% 10/1/29	4,251,000	4,153,448
4.95% 4/15/18	3,196,000	3,303,360
5.7% 5/1/17	5,000,000	5,063,000
Digital Realty Trust LP:
3.4% 10/1/20	4,915,000	4,995,945
3.95% 7/1/22	3,320,000	3,408,096
4.75% 10/1/25	3,533,000	3,662,297
5.25% 3/15/21	1,953,000	2,120,522
Essex Portfolio LP 5.5% 3/15/17	670,000	675,349
Liberty Property LP:
3.25% 10/1/26	1,962,000	1,875,978
3.375% 6/15/23	2,202,000	2,187,207
4.125% 6/15/22	2,007,000	2,088,281
4.4% 2/15/24	4,876,000	5,128,855
4.75% 10/1/20	4,185,000	4,448,529
Mack-Cali Realty LP:
2.5% 12/15/17	2,995,000	3,004,084
3.15% 5/15/23	4,988,000	4,504,962
4.5% 4/18/22	1,218,000	1,224,458
Mid-America Apartments LP:
4% 11/15/25	1,181,000	1,195,426
4.3% 10/15/23	831,000	865,938
Post Apartment Homes LP 3.375% 12/1/22	790,000	784,701
Tanger Properties LP:
3.125% 9/1/26	2,589,000	2,428,319
3.75% 12/1/24	2,960,000	2,950,430
3.875% 12/1/23	1,792,000	1,815,430
6.125% 6/1/20	4,876,000	5,395,372
Ventas Realty LP:
3.125% 6/15/23	1,289,000	1,263,960
3.5% 2/1/25	6,443,000	6,335,241
4.125% 1/15/26	1,557,000	1,589,600
4.375% 2/1/45	763,000	714,961
Ventas Realty LP/Ventas Capital Corp.:
2% 2/15/18	2,696,000	2,701,246
4% 4/30/19	1,357,000	1,406,274
		89,730,788

TOTAL REAL ESTATE		212,360,600

TELECOMMUNICATION SERVICES - 0.8%
Diversified Telecommunication Services - 0.8%
American Electric Power Co., Inc. 1.65% 12/15/17	1,748,000	1,748,477
AT&T, Inc.:
2.45% 6/30/20	3,187,000	3,162,549
3.6% 2/17/23	6,635,000	6,684,690
4.8% 6/15/44	8,410,000	7,932,144
5.875% 10/1/19	4,711,000	5,146,400
CenturyLink, Inc.:
5.15% 6/15/17	330,000	334,950
6% 4/1/17	825,000	833,250
6.15% 9/15/19	2,305,000	2,466,350
Embarq Corp. 7.995% 6/1/36	1,538,000	1,441,875
Verizon Communications, Inc.:
5.012% 8/21/54	9,569,000	9,499,051
6.25% 4/1/37	1,380,000	1,633,656
		40,883,392
UTILITIES - 2.4%
Electric Utilities - 1.7%
Duquesne Light Holdings, Inc.:
5.9% 12/1/21 (a)	2,664,000	2,977,638
6.4% 9/15/20 (a)	7,513,000	8,376,950
Edison International 3.75% 9/15/17	2,401,000	2,438,324
Eversource Energy:
1.45% 5/1/18	1,125,000	1,121,139
2.8% 5/1/23	5,110,000	4,993,124
Exelon Corp.:
1.55% 6/9/17	934,000	932,284
3.95% 6/15/25	4,402,000	4,519,657
FirstEnergy Corp.:
2.75% 3/15/18	10,761,000	10,857,451
4.25% 3/15/23	11,729,000	12,113,793
7.375% 11/15/31	5,897,000	7,587,110
FirstEnergy Solutions Corp. 6.05% 8/15/21	7,286,000	2,914,400
IPALCO Enterprises, Inc. 3.45% 7/15/20	7,767,000	7,902,923
LG&E and KU Energy LLC 3.75% 11/15/20	525,000	545,639
Nevada Power Co. 6.5% 5/15/18	3,165,000	3,375,422
NV Energy, Inc. 6.25% 11/15/20	1,238,000	1,403,950
Pennsylvania Electric Co. 6.05% 9/1/17	2,905,000	2,985,213
PG&E Corp. 2.4% 3/1/19	600,000	602,146
Progress Energy, Inc. 4.4% 1/15/21	4,274,000	4,528,914
TECO Finance, Inc. 5.15% 3/15/20	1,545,000	1,639,620
		81,815,697
Gas Utilities - 0.0%
Southern Natural Gas Co./Southern Natural Issuing Corp. 4.4% 6/15/21	1,182,000	1,252,470
Independent Power and Renewable Electricity Producers - 0.1%
Emera U.S. Finance LP:
2.15% 6/15/19 (a)	1,201,000	1,198,508
2.7% 6/15/21 (a)	1,182,000	1,168,954
3.55% 6/15/26 (a)	1,891,000	1,856,215
		4,223,677
Multi-Utilities - 0.6%
Dominion Resources, Inc. 3.2982% 9/30/66 (b)	15,230,000	11,727,100
NiSource Finance Corp.:
5.45% 9/15/20	4,156,000	4,535,036
6.4% 3/15/18	1,300,000	1,368,927
Puget Energy, Inc.:
6% 9/1/21	4,807,000	5,378,821
6.5% 12/15/20	1,534,000	1,728,114
Sempra Energy 2.3% 4/1/17	4,185,000	4,193,131
Wisconsin Energy Corp. 6.25% 5/15/67 (b)	1,426,000	1,249,533
		30,180,662

TOTAL UTILITIES		117,472,506

TOTAL NONCONVERTIBLE BONDS
(Cost $2,004,095,520)		2,022,588,520

U.S. Government and Government Agency Obligations - 25.1%
U.S. Treasury Inflation-Protected Obligations - 6.5%
U.S. Treasury Inflation-Indexed Bonds:
0.75% 2/15/45	$49,417,154	$46,562,452
1% 2/15/46	13,252,268	13,316,332
1.375% 2/15/44	46,233,190	50,514,232
U.S. Treasury Inflation-Indexed Notes:
0.125% 7/15/24	57,336,013	56,362,547
0.125% 7/15/26	37,918,096	36,679,777
0.25% 1/15/25	50,205,392	49,396,024
0.625% 1/15/26	61,039,800	61,595,851

TOTAL U.S. TREASURY INFLATION-PROTECTED OBLIGATIONS		314,427,215

U.S. Treasury Obligations - 18.6%
U.S. Treasury Bonds:
2.875% 11/15/46	130,225,000	125,419,046
3% 5/15/45 (c)(d)	42,484,000	41,813,560
3% 11/15/45	38,163,000	37,553,117
U.S. Treasury Notes:
0.75% 10/31/17	15,000,000	14,986,035
1.25% 3/31/21 (c)	100,450,000	98,044,926
1.25% 10/31/21 (e)	349,137,000	338,217,034
1.5% 8/15/26	28,060,000	25,765,814
1.75% 11/30/21 (e)	77,450,000	76,795,238
2% 11/15/26	61,460,000	59,037,861
2.25% 12/31/23	88,555,000	88,487,521

TOTAL U.S. TREASURY OBLIGATIONS		906,120,152

TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $1,244,400,586)		1,220,547,367

U.S. Government Agency - Mortgage Securities - 22.3%
Fannie Mae - 12.0%
2.3% 9/1/33 (b)	334,876	344,246
2.326% 5/1/34 (b)	418,298	428,929
2.471% 10/1/33 (b)	332,471	345,940
2.5% 1/1/43	5,824,741	5,572,639
2.532% 7/1/35 (b)	19,625	20,333
2.54% 6/1/42 (b)	361,785	375,083
2.662% 2/1/36 (b)	417,573	440,140
2.666% 10/1/33 (b)	17,140	17,727
2.69% 7/1/35 (b)	40,134	42,174
2.695% 12/1/35 (b)	218,140	231,356
2.73% 7/1/34 (b)	34,303	35,666
2.76% 8/1/36 (b)	1,012,540	1,070,581
2.798% 10/1/33 (b)	39,449	41,614
2.802% 6/1/36 (b)	69,595	72,683
2.833% 3/1/35 (b)	23,888	25,212
2.85% 11/1/36 (b)	508,016	533,639
2.943% 9/1/41 (b)	212,546	220,919
2.973% 11/1/40 (b)	187,547	197,942
2.975% 10/1/41 (b)	112,749	117,365
2.999% 5/1/35 (b)	107,484	114,121
3% 7/1/29 to 1/1/47	153,784,336	153,595,906
3.029% 5/1/36 (b)	206,974	219,273
3.138% 9/1/36 (b)	411,367	436,987
3.14% 7/1/37 (b)	92,279	98,081
3.239% 7/1/41 (b)	336,411	353,971
3.353% 10/1/41 (b)	190,018	198,625
3.5% 10/1/25 to 4/1/46	86,497,232	89,327,210
3.5% 1/1/47 (f)	50,510,000	51,744,838
3.5% 1/1/47 (f)	58,000,000	59,417,949
3.5% 1/1/47 (f)	9,570,000	9,803,962
3.5% 1/1/47 (f)	6,400,000	6,556,463
3.5% 1/1/47 (f)	3,170,000	3,247,498
3.549% 7/1/41 (b)	429,214	447,452
4% 11/1/31 to 6/1/46	83,314,994	87,966,235
4.5% 4/1/24 to 4/1/45	29,555,582	31,953,107
5% 9/1/20 to 11/1/44	25,896,349	28,379,208
5.5% 3/1/18 to 3/1/41	26,118,916	29,312,226
6% 10/1/34 to 1/1/42	13,423,945	15,233,393
6.5% 2/1/17 to 8/1/36	2,227,432	2,540,014
7% 11/1/23 to 8/1/32	580,462	659,461
7.5% 9/1/22 to 11/1/31	461,186	535,926
8% 1/1/30 to 5/1/30	9,027	10,719
8.5% 3/1/25 to 6/1/25	490	573

TOTAL FANNIE MAE		582,287,386

Freddie Mac - 7.2%
2.5% 7/1/31	2,128,827	2,134,815
2.634% 3/1/36 (b)	98,422	101,965
2.673% 1/1/35 (b)	64,205	67,797
2.806% 4/1/35 (b)	325,717	338,080
3% 10/1/28 to 12/1/46	86,957,803	87,041,443
3.035% 11/1/35 (b)	137,653	145,910
3.139% 3/1/33 (b)	2,235	2,368
3.183% 9/1/41 (b)	259,327	270,497
3.221% 4/1/41 (b)	229,655	238,223
3.28% 6/1/41 (b)	275,026	289,613
3.392% 5/1/41 (b)	206,980	218,341
3.5% 3/1/32 to 5/1/46	153,624,562	159,334,919
3.638% 6/1/41 (b)	330,863	348,603
3.672% 5/1/41 (b)	317,674	334,677
3.845% 10/1/35 (b)	61,927	66,028
4% 6/1/24 to 4/1/46	54,065,874	57,045,284
4.5% 7/1/25 to 1/1/45	25,861,138	27,854,360
5% 1/1/35 to 6/1/41	4,391,097	4,837,423
5.5% 1/1/38 to 6/1/41	7,445,239	8,344,000
6% 4/1/32 to 8/1/37	1,113,744	1,260,049
7.5% 5/1/17 to 11/1/31	44,893	52,241
8% 7/1/17 to 5/1/27	3,027	3,554
8.5% 3/1/20 to 1/1/28	12,166	13,777

TOTAL FREDDIE MAC		350,343,967

Ginnie Mae - 3.1%
3% 1/1/47 (f)	7,450,000	7,537,305
3% 1/1/47 (f)	3,720,000	3,763,594
3% 1/1/47 (f)	23,720,000	23,997,970
3% 1/1/47 (f)	9,570,000	9,682,149
3% 1/1/47 (f)	1,340,000	1,355,703
3.5% 1/15/41 to 6/20/46	33,747,764	35,267,456
3.5% 1/1/47 (f)	6,400,000	6,648,001
3.5% 1/1/47 (f)	6,400,000	6,648,001
3.5% 1/1/47 (f)	3,170,000	3,292,838
4% 2/15/40 to 11/20/45	25,563,353	27,348,607
4.5% 5/15/39 to 5/20/41	19,391,519	20,989,012
5% 3/15/39 to 4/15/41	3,037,262	3,355,883
5.5% 6/15/35	895,262	1,025,913
6.5% 4/15/35 to 11/15/35	103,334	118,518
7% 1/15/28 to 7/15/32	1,293,698	1,507,707
7.5% 4/15/22 to 10/15/28	303,672	349,831
8% 2/15/17 to 9/15/30	17,765	21,454
8.5% 3/15/30	2,777	2,987

TOTAL GINNIE MAE		152,912,929

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $1,089,038,913)		1,085,544,282

Asset-Backed Securities - 0.8%
Accredited Mortgage Loan Trust Series 2005-1 Class M1, 1.4611% 4/25/35 (b)	$234,160	$224,014
Airspeed Ltd. Series 2007-1A Class C1, 3.2039% 6/15/32 (a)(b)	1,932,945	521,895
Ameriquest Mortgage Securities, Inc. pass-thru certificates:
Series 2003-10 Class M1, 1.8061% 12/25/33 (b)	14,350	13,856
Series 2004-R2 Class M3, 1.5811% 4/25/34 (b)	31,593	26,329
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 1.5361% 3/25/34 (b)	16,878	16,471
Series 2004-W11 Class M2, 1.8061% 11/25/34 (b)	189,320	188,249
Series 2004-W7 Class M1, 1.5811% 5/25/34 (b)	179,186	172,937
Series 2006-W4 Class A2C, 0.9161% 5/25/36 (b)	392,558	132,477
Asset Backed Securities Corp. Home Equity Loan Trust Series 2004-HE2 Class M1, 1.417% 4/25/34 (b)	526,523	481,291
Blackbird Capital Aircraft Series 2016-1A:
Class A, 4.213% 12/16/41 (a)	9,828,000	9,840,658
Class AA, 2.487% 12/16/41 (a)	2,534,000	2,486,239
Capital Auto Receivables Asset Trust Series 2016-1 Class A3, 1.73% 4/20/20	5,328,000	5,331,711
Carrington Mortgage Loan Trust Series 2007-RFC1 Class A3, 0.732% 12/25/36 (b)	635,000	400,450
Citibank Credit Card Issuance Trust Series 2014-A8 Class A8, 1.73% 4/9/20	8,400,000	8,432,188
Countrywide Home Loans, Inc.:
Series 2003-BC1 Class B1, 6.0061% 3/25/32 (b)	11,075	11,000
Series 2004-3 Class M4, 2.2111% 4/25/34 (b)	20,129	18,753
Series 2004-4 Class M2, 1.5511% 6/25/34 (b)	30,294	28,998
Series 2004-7 Class AF5, 5.868% 1/25/35	677,426	692,961
Fannie Mae Series 2004-T5 Class AB3, 1.3745% 5/28/35 (b)	13,702	11,984
Fieldstone Mortgage Investment Corp. Series 2004-3 Class M5, 2.9311% 8/25/34 (b)	89,032	84,402
First Franklin Mortgage Loan Trust Series 2004-FF2 Class M3, 1.417% 3/25/34 (b)	1,017	871
Ford Credit Floorplan Master Owner Trust Series 2015-1 Class B, 1.62% 1/15/20	5,416,000	5,410,411
Fremont Home Loan Trust Series 2005-A:
Class M3, 1.327% 1/25/35 (b)	334,000	308,037
Class M4, 1.612% 1/25/35 (b)	122,221	65,592
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 1.3101% 2/25/47 (a)(b)	240,713	200,331
GSAMP Trust Series 2004-AR1 Class B4, 5.5% 6/25/34 (a)	48,440	3,510
Home Equity Asset Trust:
Series 2003-3 Class M1, 1.8742% 8/25/33 (b)	134,962	131,589
Series 2003-5 Class A2, 1.2842% 12/25/33 (b)	11,595	11,069
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 0.9461% 1/25/37 (b)	436,000	317,104
MASTR Asset Backed Securities Trust Series 2007-HE1 Class M1, 1.0561% 5/25/37 (b)	87,621	1,155
Merrill Lynch Mortgage Investors Trust:
Series 2003-OPT1 Class M1, 1.567% 7/25/34 (b)	8,959	8,600
Series 2006-FM1 Class A2B, 0.6942% 4/25/37 (b)	790	441
Series 2006-OPT1 Class A1A, 1.112% 6/25/35 (b)	228,529	220,627
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 1.4361% 8/25/34 (b)	20,187	18,719
Series 2004-NC6 Class M3, 2.9311% 7/25/34 (b)	48,336	45,983
Series 2004-NC8 Class M6, 2.6311% 9/25/34 (b)	55,426	52,128
Series 2005-NC1 Class M1, 1.4161% 1/25/35 (b)	64,954	60,596
New Century Home Equity Loan Trust Series 2005-4 Class M2, 1.2661% 9/25/35 (b)	503,000	476,748
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M3, 2.6311% 9/25/34 (b)	184,350	178,270
Class M4, 2.9311% 9/25/34 (b)	241,000	154,668
Series 2005-WCH1 Class M4, 2.0011% 1/25/36 (b)	520,000	484,892
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 1.5561% 4/25/33 (b)	1,796	1,648
Saxon Asset Securities Trust Series 2004-1 Class M1, 1.3792% 3/25/35 (b)	207,345	196,440
SLM Private Credit Student Loan Trust Series 2004-A Class C, 1.9134% 6/15/33 (b)	104,737	101,403
Structured Asset Investment Loan Trust Series 2004-8 Class M5, 2.3092% 9/25/34 (b)	12,700	11,345
Terwin Mortgage Trust Series 2003-4HE Class A1, 1.452% 9/25/34 (b)	10,148	9,559
TOTAL ASSET-BACKED SECURITIES
(Cost $38,778,915)		37,588,599

Collateralized Mortgage Obligations - 0.3%
Private Sponsor - 0.0%
Bear Stearns ALT-A Trust floater Series 2005-1 Class A1, 1.3161% 1/25/35 (b)	258,511	255,376
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.9261% 2/25/37 (b)	156,251	147,177
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 0.882% 7/25/35 (b)	223,859	217,477
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-B Class B5, 2.887% 6/10/35 (a)(b)	46,055	33,083
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 1.8046% 7/20/34 (b)	7,370	7,213

TOTAL PRIVATE SPONSOR		660,326

U.S. Government Agency - 0.3%
Fannie Mae planned amortization class:
Series 1999-54 Class PH, 6.5% 11/18/29	367,168	390,370
Series 1999-57 Class PH, 6.5% 12/25/29	345,993	391,561
Series 2002-9 Class PC, 6% 3/25/17	375	376
Freddie Mac planned amortization class Series 2500 Class TE, 5.5% 9/15/17	101,893	102,975
Ginnie Mae guaranteed REMIC pass-thru certificates:
sequential payer Series 2013-H06 Class HA, 1.65% 1/20/63 (g)	5,486,960	5,466,874
Series 2007-35 Class SC, 35.9563% 6/16/37 (b)(h)	38,870	70,689
Series 2015-H21 Class JA, 2.5% 6/20/65 (g)	6,361,642	6,439,803

TOTAL U.S. GOVERNMENT AGENCY		12,862,648

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $13,348,133)		13,522,974

Commercial Mortgage Securities - 3.0%
Banc of America Commercial Mortgage Trust:
sequential payer Series 2006-3 Class A4, 5.889% 7/10/44 (b)	288,735	288,344
Series 2007-2 Class A4, 5.7998% 4/10/49 (b)	840,032	839,399
Series 2007-3 Class A4, 5.7319% 6/10/49 (b)	1,197,737	1,204,458
Banc of America Commercial Mortgage, Inc. sequential payer Series 2001-1 Class A4, 5.451% 1/15/49	132,104	132,029
Bayview Commercial Asset Trust floater:
Series 2005-4A:
Class A2, 1.1461% 1/25/36 (a)(b)	349,247	302,808
Class M1, 1.2061% 1/25/36 (a)(b)	73,075	60,789
Class M2, 1.2261% 1/25/36 (a)(b)	22,045	17,834
Class M3, 1.2561% 1/25/36 (a)(b)	32,047	25,795
Series 2007-1 Class A2, 1.0261% 3/25/37 (a)(b)	94,903	79,494
Series 2007-2A:
Class A1, 1.0261% 7/25/37 (a)(b)	102,841	88,159
Class A2, 1.0761% 7/25/37 (a)(b)	96,260	82,529
Class M2, 1.1661% 7/25/37 (a)(b)	53,478	41,315
Class M3, 1.2461% 7/25/37 (a)(b)	41,431	27,097
Series 2007-3:
Class A2, 1.0461% 7/25/37 (a)(b)	138,568	114,645
Class M1, 1.0661% 7/25/37 (a)(b)	56,766	44,819
Class M2, 1.0961% 7/25/37 (a)(b)	59,677	45,576
Class M3, 1.1261% 7/25/37 (a)(b)	130,417	97,389
Class M4, 1.2561% 7/25/37 (a)(b)	206,105	142,609
Class M5, 1.3561% 7/25/37 (a)(b)	72,555	37,601
C-BASS Trust floater Series 2006-SC1 Class A, 0.8542% 5/25/36 (a)(b)	15,307	15,222
CDGJ Commercial Mortgage Trust Series 2014-BXCH Class DPA, 3.7039% 12/15/27 (a)(b)	1,679,351	1,682,515
CGBAM Commercial Mortgage Trust Series 2015-SMRT Class D, 3.768% 4/10/28 (a)(b)	2,236,000	2,238,200
Credit Suisse Commercial Mortgage Trust:
sequential payer Series 2007-C3 Class A4, 5.8768% 6/15/39 (b)	1,655,820	1,662,197
Series 2007-C5 Class A4, 5.695% 9/15/40 (b)	1,814,931	1,840,869
CSMC Series 2015-TOWN:
Class B, 0.5382% 3/15/17 (a)(b)	870,000	855,466
Class C, 2.7882% 3/15/17 (a)(b)	848,000	831,597
Class D, 3.7382% 3/15/17 (a)(b)	1,283,000	1,275,900
GAHR Commercial Mortgage Trust Series 2015-NRF:
Class BFX, 3.4949% 12/15/34 (a)(b)	4,550,000	4,618,851
Class CFX, 3.4949% 12/15/34 (a)(b)	3,823,000	3,842,205
Class DFX, 3.4949% 12/15/34 (a)(b)	3,240,000	3,221,954
GE Capital Commercial Mortgage Corp. sequential payer Series 2007-C1 Class A4, 5.543% 12/10/49	5,709,312	5,716,989
Hilton U.S.A. Trust Series 2013-HLT Class DFX, 4.4065% 11/5/30 (a)	25,241	25,136
JPMorgan Chase Commercial Mortgage Securities Trust:
floater Series 2014-BXH:
Class C, 2.3539% 4/15/27 (a)(b)	1,359,000	1,341,802
Class D, 2.9539% 4/15/27 (a)(b)	2,897,000	2,847,214
sequential payer:
Series 2007-CB18 Class A4, 5.44% 6/12/47	100,301	100,231
Series 2007-CB19 Class A4, 5.9034% 2/12/49 (b)	2,837,708	2,850,931
Series 2007-LD11 Class A4, 5.7531% 6/15/49 (b)	5,451,108	5,483,958
Series 2007-LDPX Class A3, 5.42% 1/15/49	1,321,710	1,322,053
Series 2007-CB20 Class A1A, 5.746% 2/12/51	12,887,051	13,140,707
Series 2007-LDP10 Class CS, 5.466% 1/15/49 (b)	75,807	1
LB Commercial Conduit Mortgage Trust sequential payer Series 2007-C3 Class A4, 6.1159% 7/15/44 (b)	2,947,230	2,986,406
LB-UBS Commercial Mortgage Trust:
sequential payer Series 2007-C2 Class A3, 5.43% 2/15/40	229,561	230,027
Series 2007-C7 Class A3, 5.866% 9/15/45	4,218,669	4,322,853
Merrill Lynch Mortgage Trust Series 2007-C1 Class A4, 6.0225% 6/12/50 (b)	10,153,982	10,239,536
Merrill Lynch-CFC Commercial Mortgage Trust sequential payer:
Series 2007-6 Class A4, 5.485% 3/12/51 (b)	2,847,590	2,854,246
Series 2007-9 Class A4, 5.7% 9/12/49	4,240,888	4,325,461
Morgan Stanley Capital I Trust:
floater Series 2006-XLF Class C, 1.904% 7/15/19 (a)(b)	113,478	113,569
Series 2007-IQ14 Class A4, 5.692% 4/15/49	18,675,767	18,717,599
MSCG Trust Series 2016-SNR:
Class A, 3.348% 11/15/34 (a)(b)	5,439,000	5,418,685
Class B, 4.181% 11/15/34 (a)	1,920,000	1,913,868
Class C, 5.205% 11/15/34 (a)	1,346,000	1,345,165
Providence Place Group Ltd. Partnership Series 2000-C1 Class A2, 7.75% 7/20/28 (a)	4,486,254	5,462,014
Wachovia Bank Commercial Mortgage Trust:
sequential payer:
Series 2007-C30 Class A5, 5.342% 12/15/43	5,497,032	5,490,628
Series 2007-C31 Class A4, 5.509% 4/15/47	5,487,874	5,498,604
Series 2007-C32 Class A3, 5.8904% 6/15/49 (b)	10,762,967	10,843,906
Series 2007-C33 Class A4, 6.1703% 2/15/51 (b)	4,744,630	4,766,436
Series 2006-C26 Class A1A, 6.009% 6/15/45 (b)	359,340	358,661
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $150,014,356)		143,474,351

Municipal Securities - 3.0%
California Gen. Oblig.:
Series 2009, 7.35% 11/1/39	$805,000	$1,142,955
6.65% 3/1/22	4,360,000	5,158,970
7.3% 10/1/39	6,270,000	8,873,806
7.5% 4/1/34	5,055,000	7,145,243
7.55% 4/1/39	6,085,000	9,003,670
Chicago Gen. Oblig. (Taxable Proj.):
Series 2008 B, 5.63% 1/1/22	880,000	879,472
Series 2010 C1, 7.781% 1/1/35	10,090,000	10,541,729
Series 2012 B, 5.432% 1/1/42	1,205,000	976,918
Series 2014 B, 6.314% 1/1/44	5,300,000	4,724,208
Illinois Gen. Oblig.:
Series 2003:
4.35% 6/1/18	1,848,000	1,876,053
4.95% 6/1/23	4,950,000	5,089,491
5.1% 6/1/33	43,265,000	38,238,472
Series 2010-1, 6.63% 2/1/35	12,290,000	12,558,782
Series 2010-3:
5.547% 4/1/19	120,000	123,878
6.725% 4/1/35	9,480,000	9,663,154
7.35% 7/1/35	5,540,000	5,995,277
Series 2010-5, 6.2% 7/1/21	2,260,000	2,374,808
Series 2011:
5.365% 3/1/17	140,000	140,833
5.665% 3/1/18	4,465,000	4,620,114
5.877% 3/1/19	14,325,000	15,186,076
Series 2013:
2.69% 12/1/17	1,225,000	1,231,970
3.14% 12/1/18	1,270,000	1,268,552
TOTAL MUNICIPAL SECURITIES
(Cost $151,759,986)		146,814,431

Bank Notes - 1.5%
Capital One NA:
1.65% 2/5/18	20,761,000	20,718,232
2.95% 7/23/21	5,645,000	5,660,885
Discover Bank:
(Delaware) 3.2% 8/9/21	6,841,000	6,874,931
3.1% 6/4/20	6,380,000	6,452,120
8.7% 11/18/19	1,503,000	1,705,726
KeyBank NA:
2.25% 3/16/20	9,000,000	8,956,350
6.95% 2/1/28	800,000	981,039
Marshall & Ilsley Bank 5% 1/17/17	4,952,000	4,957,234
RBS Citizens NA 2.5% 3/14/19	2,751,000	2,771,184
Regions Bank 7.5% 5/15/18	13,237,000	14,179,143
TOTAL BANK NOTES
(Cost $72,537,221)		73,256,844
	Shares	Value

Money Market Funds - 7.6%
Fidelity Cash Central Fund, 0.60% (i)
(Cost $371,326,289)	371,301,749	371,376,009
	Maturity Amount	Value

Cash Equivalents - 1.6%
Investments in repurchase agreements in a joint trading account at 0.51%, dated 12/30/16 due 1/3/17 (Collateralized by U.S. Government Obligations) # (j)
(Cost $79,340,000)	79,344,496	79,340,000
TOTAL INVESTMENT PORTFOLIO - 106.8%
(Cost $5,214,639,919)		5,194,053,377
NET OTHER ASSETS (LIABILITIES) - (6.8)%(k)		(328,546,416)
NET ASSETS - 100%		$4,865,506,961

TBA Sale Commitments
	Principal Amount	Value
Fannie Mae
2.5% 1/1/32	$(2,000,000)	$(2,002,031)
3% 1/1/47	(3,140,000)	(3,118,903)
3% 1/1/47	(6,280,000)	(6,237,807)
3% 1/1/47	(20,410,000)	(20,272,873)
3% 1/1/47	(9,570,000)	(9,505,702)
3.5% 1/1/47	(3,170,000)	(3,247,498)
3.5% 1/1/47	(6,400,000)	(6,556,463)
3.5% 1/1/47	(3,170,000)	(3,247,498)
3.5% 1/1/47	(6,400,000)	(6,556,463)
4% 1/1/47	(6,200,000)	(6,513,875)

TOTAL FANNIE MAE		(67,259,113)

Ginnie Mae
3.5% 1/1/47	(6,400,000)	(6,648,001)
3.5% 1/1/47	(21,900,000)	(22,748,627)
3.5% 1/1/47	(29,600,000)	(30,747,003)
3.5% 1/1/47	(11,500,000)	(11,945,626)
3.5% 1/1/47	(5,250,000)	(5,453,438)
3.5% 1/1/47	(9,570,000)	(9,940,838)

TOTAL GINNIE MAE		(87,483,533)

TOTAL TBA SALE COMMITMENTS
(Proceeds $153,969,576)		$(154,742,646)

Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Treasury Contracts
104 CBOT 10-Year U.S. Treasury Note Contracts (United States)	March 2017	12,925,250	$(65,219)
689 CBOT 2-Year U.S. Treasury Note Contracts (United States)	March 2017	149,297,688	(164,551)
TOTAL FUTURES CONTRACTS			$(229,770)

The face value of futures purchased as a percentage of Net Assets is 3.3%.

Swaps

Underlying Reference	Rating(1)	Expiration Date	Clearinghouse/Counterparty	Fixed Payment Received/(Paid)	Notional Amount(2)	Value(1)	Upfront Premium Received/(Paid)	Unrealized Appreciation/(Depreciation)
Credit Default Swaps
Sell Protection
Ameriquest Mortgage Securities Inc Series 2004-R11 Class M9	C	Dec. 2034	Bank of America	4.25%	USD 64,579	$(62,014)	$0	$(62,014)
Ameriquest Mortgage Securities Inc Series 2004-R11 Class M9	C	Dec. 2034	Credit Suisse International	4.25%	112,185	(107,734)	0	(107,734)

TOTAL CREDIT DEFAULT SWAPS						$(169,748)	$0	$(169,748)

 (1) Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The credit rating or value can be measures of the current payment/performance risk. Ratings are from Moody's Investors Service, Inc. Where Moody's® ratings are not available, S&P® ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.

 (2) The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Fund could be required to make if a credit event were to occur.

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $266,597,623 or 5.5% of net assets.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $627,686.

 (d) Security or a portion of the security has been segregated as collateral for open bi-lateral over-the-counter (OTC) swaps. At period end, the value of securities pledged amounted to $1,126,931.

 (e) Security or a portion of the security is on loan at period end.

 (f) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (g) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.

 (h) Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security.

 (i) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (j) Includes investment made with cash collateral received from securities on loan.

 (k) Includes cash collateral of $24,231,200 from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$888,789
Total	$888,789

Investment Valuation

The following is a summary of the inputs used, as of December 31, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$2,022,588,520	$--	$2,022,588,520	$--
U.S. Government and Government Agency Obligations	1,220,547,367	--	1,220,547,367	--
U.S. Government Agency - Mortgage Securities	1,085,544,282	--	1,085,544,282	--
Asset-Backed Securities	37,588,599	--	36,148,819	1,439,780
Collateralized Mortgage Obligations	13,522,974	--	13,489,891	33,083
Commercial Mortgage Securities	143,474,351	--	137,869,728	5,604,623
Municipal Securities	146,814,431	--	146,814,431	--
Bank Notes	73,256,844	--	73,256,844	--
Money Market Funds	371,376,009	371,376,009	--	--
Cash Equivalents	79,340,000	--	79,340,000	--
Total Investments in Securities:	$5,194,053,377	$371,376,009	$4,815,599,882	$7,077,486
Derivative Instruments:
Liabilities
Futures Contracts	$(229,770)	$(229,770)	$--	$--
Swaps	(169,748)	--	(169,748)	--
Total Liabilities	$(399,518)	$(229,770)	$(169,748)	$--
Total Derivative Instruments:	$(399,518)	$(229,770)	$(169,748)	$--
Other Financial Instruments:
TBA Sale Commitments	$(154,742,646)	$--	$(154,742,646)	$--
Total Other Financial Instruments:	$(154,742,646)	$--	$(154,742,646)	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of December 31, 2016. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Credit Risk
Swaps(a)	$0	$(169,748)
Total Credit Risk	0	(169,748)
Interest Rate Risk
Futures Contracts(b)	0	(229,770)
Total Interest Rate Risk	0	(229,770)
Total Value of Derivatives	$0	$(399,518)

 (a) For bi-lateral over-the-counter (OTC) swaps, reflects gross value which is presented in the Statement of Assets and Liabilities in the bi-lateral OTC swaps, at value line-items.

 (b) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin for derivative instruments, and the net cumulative appreciation (depreciation) is included in net unrealized appreciation (depreciation).

Other Information

# Additional information on each counterparty to the repurchase agreement is as follows:

Repurchase Agreement / Counterparty	Value
$79,340,000 due 1/03/17 at 0.51%
J.P. Morgan Securities, Inc.	$79,340,000
$79,340,000

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	88.8%
United Kingdom	2.6%
Mexico	2.3%
Netherlands	1.4%
Others (Individually Less Than 1%)	4.9%
100.0%

See accompanying notes which are an integral part of the financial statements.

Fidelity® VIP Investment Grade Central Fund

Financial Statements

Statement of Assets and Liabilities

		December 31, 2016
Assets
Investment in securities, at value (including securities loaned of $101,535,840 and repurchase agreements of $79,340,000) — See accompanying schedule: Unaffiliated issuers (cost $4,843,313,630)	$4,822,677,368
Fidelity Central Funds (cost $371,326,289)	371,376,009
Total Investments (cost $5,214,639,919)		$5,194,053,377
Cash		24,342,288
Receivable for investments sold		58,839
Receivable for TBA sale commitments		153,969,576
Receivable for fund shares sold		13,817
Interest receivable		32,074,860
Distributions receivable from Fidelity Central Funds		149,810
Receivable for daily variation margin for derivative instruments		78,813
Total assets		5,404,741,380
Liabilities
Payable for investments purchased
Regular delivery	$88,308,852
Delayed delivery	191,766,625
TBA sale commitments, at value	154,742,646
Payable for fund shares redeemed	195,920
Distributions payable	373,309
Bi-lateral OTC swaps, at value	169,748
Other payables and accrued expenses	106,119
Collateral on Securities Loaned	103,571,200
Total liabilities		539,234,419
Net Assets		$4,865,506,961
Net Assets consist of:
Paid in capital		$4,876,541,728
Undistributed net investment income		9,462,706
Accumulated undistributed net realized gain (loss) on investments		1,261,657
Net unrealized appreciation (depreciation) on investments		(21,759,130)
Net Assets, for 46,701,478 shares outstanding		$4,865,506,961
Net Asset Value, offering price and redemption price per share ($4,865,506,961 ÷ 46,701,478 shares)		$104.18

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended December 31, 2016
Investment Income
Interest		$141,565,211
Income from Fidelity Central Funds		888,789
Total income		142,454,000
Expenses
Custodian fees and expenses	$78,710
Independent trustees' fees and expenses	21,181
Total expenses before reductions	99,891
Expense reductions	(28,225)	71,666
Net investment income (loss)		142,382,334
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	17,081,040
Fidelity Central Funds	(6,680)
Futures contracts	(5,755,742)
Swaps	54,448
Total net realized gain (loss)		11,373,066
Change in net unrealized appreciation (depreciation) on: Investment securities	53,392,452
Futures contracts	(229,770)
Swaps	(48,312)
Delayed delivery commitments	(770,627)
Total change in net unrealized appreciation (depreciation)		52,343,743
Net gain (loss)		63,716,809
Net increase (decrease) in net assets resulting from operations		$206,099,143

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended December 31, 2016	Year ended December 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$142,382,334	$145,917,288
Net realized gain (loss)	11,373,066	50,400,886
Change in net unrealized appreciation (depreciation)	52,343,743	(191,259,826)
Net increase (decrease) in net assets resulting from operations	206,099,143	5,058,348
Distributions to shareholders from net investment income	(139,322,055)	(138,953,417)
Distributions to shareholders from net realized gain	(55,196,827)	(3,297,143)
Total distributions	(194,518,882)	(142,250,560)
Share transactions
Proceeds from sales of shares	301,340,992	513,825,585
Reinvestment of distributions	194,145,570	142,250,560
Cost of shares redeemed	(253,096,192)	(301,190,265)
Net increase (decrease) in net assets resulting from share transactions	242,390,370	354,885,880
Total increase (decrease) in net assets	253,970,631	217,693,668
Net Assets
Beginning of period	4,611,536,330	4,393,842,662
End of period	$4,865,506,961	$4,611,536,330
Other Information
Undistributed net investment income end of period	$9,462,706	$7,207,039
Shares
Sold	2,809,199	4,808,405
Issued in reinvestment of distributions	1,848,305	1,342,876
Redeemed	(2,421,060)	(2,865,332)
Net increase (decrease)	2,236,444	3,285,949

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity VIP Investment Grade Central Fund

Years ended December 31,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$103.71	$106.70	$103.29	$108.89	$107.64
Income from Investment Operations
Net investment income (loss)A	3.167	3.292	3.178	2.829	3.111
Net realized and unrealized gain (loss)	1.659	(3.071)	3.336	(4.398)	3.442
Total from investment operations	4.826	.221	6.514	(1.569)	6.553
Distributions from net investment income	(3.096)	(3.137)	(3.104)	(2.826)	(3.056)
Distributions from net realized gain	(1.260)	(.074)	–	(1.205)	(2.247)
Total distributions	(4.356)	(3.211)	(3.104)	(4.031)	(5.303)
Net asset value, end of period	$104.18	$103.71	$106.70	$103.29	$108.89
Total ReturnB	4.70%	.18%	6.37%	(1.46)%	6.16%
Ratios to Average Net AssetsC,D
Expenses before reductionsE	-%	-%	-%	-%	-%
Expenses net of fee waivers, if anyE	-%	-%	-%	-%	-%
Expenses net of all reductionsE	-%	-%	-%	-%	-%
Net investment income (loss)	3.00%	3.11%	3.01%	2.68%	2.84%
Supplemental Data
Net assets, end of period (000 omitted)	$4,865,507	$4,611,536	$4,393,843	$3,945,749	$4,252,424
Portfolio turnover rateF	162%	248%	151%	333%	291%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 D Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 E Amount represents less than $.0005 per share.

 F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended December 31, 2016

1. Organization.

Fidelity VIP Investment Grade Central Fund (the Fund) is a fund of Fidelity Garrison Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares of the Fund are only offered to other investment companies and accounts managed by Fidelity Management & Research Company (FMR), or its affiliates (the Investing Funds). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, municipal securities and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Brokers which make markets in asset backed securities, collateralized mortgage obligations and commercial mortgage securities may also consider such factors as the structure of the issue, cash flow assumptions, the value of underlying assets as well as any guarantees. Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of December 31, 2016 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. The principal amount on inflation-indexed securities is periodically adjusted to the rate of inflation and interest is accrued based on the principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to Interest in the accompanying Statement of Operations. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of December 31, 2016, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, swaps, market discount and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$67,090,036
Gross unrealized depreciation	(82,756,449)
Net unrealized appreciation (depreciation) on securities	$(15,666,413)
Tax Cost	$5,209,719,790

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$4,536,748
Undistributed long-term capital gain	$24,414,601
Net unrealized appreciation (depreciation) on securities and other investments	$(16,609,280)

The Fund intends to elect to defer to its next fiscal year $23,376,837 of capital losses recognized during the period November 1, 2016 to December 31, 2016.

The tax character of distributions paid was as follows:

	December 31, 2016	December 31, 2015
Ordinary Income	$148,257,947	$ 142,250,560
Long-term Capital Gains	46,260,935	–
Total	$194,518,882	$ 142,250,560

Repurchase Agreements. Pursuant to an Exemptive Order issued by the SEC, the Fund along with other registered investment companies having management contracts with FMR, or other affiliated entities of FMR, are permitted to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements may be collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. During the period, the Fund transacted in TBA securities that involved buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. The Fund may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or the Fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to the Fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Fund's Schedule of Investments under the caption "TBA Sale Commitments." The proceeds and value of these commitments are reflected in the Fund's Statement of Assets and Liabilities as Receivable for TBA sale commitments and TBA sale commitments, at value, respectively.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts and swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risks:

Credit Risk	Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.
Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as bi-lateral swaps, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded futures contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Credit Risk
Swaps	$54,448	$(48,312)
Interest Rate Risk
Futures Contracts	(5,755,742)	(229,770)
Totals	$(5,701,294)	$(278,082)

A summary of the value of derivatives by primary risk exposure as of period end is included at the end of the Schedule of Investments.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is included in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap.

Bi-lateral OTC swaps are marked-to-market daily and changes in value are reflected in the Statement of Assets and Liabilities in the bi-lateral OTC swaps at value line items. Any upfront premiums paid or received upon entering a bi-lateral OTC swap to compensate for differences between stated terms of the swap and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded in net unrealized appreciation (depreciation) in the Statement of Assets and Liabilities and amortized to realized gain or (loss) ratably over the term of the swap. Any unamortized upfront premiums are presented in the Schedule of Investments.

Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is included in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps" and are representative of volume of activity during the period.

Credit Default Swaps. Credit default swaps enable the Fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index.

As a seller, if an underlying credit event occurs, the Fund will pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to take delivery of the reference obligation or underlying securities comprising an index and pay an amount equal to the notional amount of the swap.

As a buyer, if an underlying credit event occurs, the Fund will receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to deliver the reference obligation or underlying securities comprising an index in exchange for payment of an amount equal to the notional amount of the swap.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, the investment adviser monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $329,807,191 and $905,035,930, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Investments Money Management, Inc. (the investment adviser), an affiliate of FMR, provides the Fund with investment management services. The Fund does not pay any fees for these services. Pursuant to the Fund's management contract with the investment adviser, FMR pays the investment adviser a portion of the management fees it receives from the Investing Funds. In addition, under an expense contract, FMR also pays all other expenses of the Fund, excluding custody fees, the compensation of the independent Trustees, and certain exceptions such as interest expense.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

7. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is maintained at the Fund's custodian and/or invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of interest income. Total security lending income during the period amounted to $606,432.

8. Expense Reductions.

FMR has voluntarily agreed to reimburse a portion of the Fund's operating expenses. For the period, the reimbursement reduced the expenses by $21,181.

In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $7,044.

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by FMR or its affiliates were the owners of record of all of the outstanding shares of the Fund according to the following schedule.

Fund	Ownership %
VIP Asset Manager Portfolio	7.6%
VIP Asset Manager: Growth Portfolio	0.7%
VIP Balanced Portfolio	19.7%
VIP Investment Grade Bond Portfolio	72.0%

10. Credit Risk.

The Fund invests a portion of its assets in structured securities of issuers backed by commercial and residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

VIP Investment Grade Central Fund

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Garrison Street Trust and Shareholders of VIP Investment Grade Central Fund:

We have audited the accompanying statement of assets and liabilities of VIP Investment Grade Central Fund (the Fund), a fund of Fidelity Garrison Street Trust, including the schedule of investments, as of December 31, 2016, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2016, by correspondence with the custodians and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of VIP Investment Grade Central Fund as of December 31, 2016, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts
February 22, 2017

Fidelity® VIP Investment Grade Central Fund

Trustees and Officers

The Trustees, Members of the Advisory Board (if any), and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance.  Each of the Trustees oversees 243 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs.  The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Board Structure and Oversight Function. Abigail P. Johnson is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Marie L. Knowles serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, asset allocation and certain equity funds, and other Boards oversee Fidelity's high income, sector and other equity funds. The asset allocation funds may invest in Fidelity® funds that are overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks.  The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees.  In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board.  Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Abigail P. Johnson (1961)

Year of Election or Appointment: 2009

Trustee

Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity® funds. Ms. Johnson serves as Chairman (2016-present), Chief Executive Officer (2014-present), and Director (2007-present) of FMR LLC (diversified financial services company), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (investment adviser firm, 2011-present) and Chairman and Director of FMR (investment adviser firm, 2011-present). Previously, Ms. Johnson served as Vice Chairman (2007-2016) and President (2013-2016) of FMR LLC, President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc. (investment adviser firm), and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity® funds (2001-2005), and managed a number of Fidelity® funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

Jennifer Toolin McAuliffe (1959)

Year of Election or Appointment: 2016

Trustee

Ms. McAuliffe also serves as Trustee of other Fidelity® funds. Ms. McAuliffe previously served as a Member of the Advisory Board of certain Fidelity® funds (2016) and as Co-Head of Fixed Income of Fidelity Investments Limited (now known as FIL Limited (FIL)) (diversified financial services company). Earlier roles at FIL included Director of Research for FIL’s credit and quantitative teams in London, Hong Kong and Tokyo. Ms. McAuliffe also was the Director of Research for taxable and municipal bonds at Fidelity Investments Money Management, Inc. Ms. McAuliffe is also a director or trustee of several not-for-profit entities.

 * Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Elizabeth S. Acton (1951)

Year of Election or Appointment: 2013

Trustee

Ms. Acton also serves as Trustee of other Fidelity® funds. Prior to her retirement in April 2012, Ms. Acton was Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011), and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board of Directors and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present). Previously, Ms. Acton served as a Member of the Advisory Board of certain Fidelity® funds (2013-2016).

John Engler (1948)

Year of Election or Appointment: 2014

Trustee

Mr. Engler also serves as Trustee of other Fidelity® funds. He serves as president of the Business Roundtable (2011-present), and on the board of directors for Universal Forest Products (manufacturer and distributor of wood and wood-alternative products, 2003-present) and K12 Inc. (technology-based education company, 2012-present). Previously, Mr. Engler served as a Member of the Advisory Board of certain Fidelity® funds (2014-2016), a trustee of The Munder Funds (2003-2014), president and CEO of the National Association of Manufacturers (2004-2011), member of the Board of Trustees of the Annie E. Casey Foundation (2004-2015), and as governor of Michigan (1991-2003). He is a past chairman of the National Governors Association.

Albert R. Gamper, Jr. (1942)

Year of Election or Appointment: 2006

Trustee

Mr. Gamper also serves as Trustee of other Fidelity® funds. Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), and Member of the Board of Trustees of Barnabas Health Care System (1997-present). Previously, Mr. Gamper served as Chairman (2012-2015) and Vice Chairman (2011-2012) of the Independent Trustees of certain Fidelity® funds and as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (1951)

Year of Election or Appointment: 2010

Trustee

Mr. Gartland also serves as Trustee of other Fidelity® funds. Mr. Gartland is Chairman and an investor in Gartland & Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (1947)

Year of Election or Appointment: 2008

Trustee

Vice Chairman of the Independent Trustees

Mr. Johnson also serves as Trustee of other Fidelity® funds. Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation plc (diversified power management, 2009-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008), AGL Resources, Inc. (holding company, 2002-2016), and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)

Year of Election or Appointment: 2009

Trustee

Mr. Kenneally also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management. Before joining Credit Suisse, he was an Executive Vice President and Chief Investment Officer for Bank of America Corporation. Earlier roles at Bank of America included Director of Research, Senior Portfolio Manager and Research Analyst, and Mr. Kenneally was awarded the Chartered Financial Analyst (CFA) designation in 1991.

Marie L. Knowles (1946)

Year of Election or Appointment: 2001

Trustee

Chairman of the Independent Trustees

Ms. Knowles also serves as Trustee of other Fidelity® funds. Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company (pipeline and tanker operations). Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is a member of the Board of the Santa Catalina Island Company (real estate, 2009-present). Ms. Knowles is a Member of the Investment Company Institute Board of Governors and a Member of the Governing Council of the Independent Directors Council (2014-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007), URS Corporation (engineering and construction, 2000-2003) and America West (airline, 1999-2002). Ms. Knowles previously served as Vice Chairman of the Independent Trustees of certain Fidelity® funds (2012-2015).

Mark A. Murray (1954)

Year of Election or Appointment: 2016

Trustee

Mr. Murray also serves as Trustee of other Fidelity® funds. Mr. Murray is Vice Chairman (2013-present) of Meijer, Inc. (regional retail chain). Previously, Mr. Murray served as a Member of the Advisory Board of certain Fidelity® funds (2016) and as Co-Chief Executive Officer (2013-2016) and President (2006-2013) of Meijer, Inc. Mr. Murray serves as a member of the Board of Directors and Nuclear Review and Public Policy and Responsibility Committees of DTE Energy Company (diversified energy company, 2009-present). Mr. Murray also serves as a member of the Board of Directors of Spectrum Health (not-for-profit health system, 2015-present). Mr. Murray previously served as President of Grand Valley State University (2001-2006), Treasurer for the State of Michigan (1999-2001), Vice President of Finance and Administration for Michigan State University (1998-1999), and a member of the Board of Directors and Audit Committee and Chairman of the Nominating and Corporate Governance Committee of Universal Forest Products, Inc. (manufacturer and distributor of wood and wood-alternative products, 2004-2016). Mr. Murray is also a director or trustee of many community and professional organizations.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Advisory Board Members and Officers:

Correspondence intended for an officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Marc R. Bryant (1966)

Year of Election or Appointment: 2015

Secretary and Chief Legal Officer (CLO)

Mr. Bryant also serves as Secretary and CLO of other funds. Mr. Bryant serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company (investment adviser firm, 2015-present) and FMR Co., Inc. (investment adviser firm, 2015-present); Secretary of Fidelity SelectCo, LLC (investment adviser firm, 2015-present) and Fidelity Investments Money Management, Inc. (investment adviser firm, 2015-present); and CLO of Fidelity Management & Research (Hong Kong) Limited and FMR Investment Management (UK) Limited (investment adviser firms, 2015-present) and Fidelity Management & Research (Japan) Limited (investment adviser firm, 2016-present). He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company). Previously, Mr. Bryant served as Secretary and CLO of Fidelity Rutland Square Trust II (2010-2014) and Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds (2013-2015). Prior to joining Fidelity Investments, Mr. Bryant served as a Senior Vice President and the Head of Global Retail Legal for AllianceBernstein L.P. (2006-2010), and as the General Counsel for ProFund Advisors LLC (2001-2006).

Jeffrey S. Christian (1961)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Christian also serves as Assistant Treasurer of other funds. Mr. Christian is an employee of Fidelity Investments (2003-present).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds, and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Adrien E. Deberghes (1967)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2016-present) and is an employee of Fidelity Investments (2008-present). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005). Previously, Mr. Deberghes served in other fund officer roles.

Stephanie J. Dorsey (1969)

Year of Election or Appointment: 2013

President and Treasurer

Ms. Dorsey also serves as an officer of other funds. She is an employee of Fidelity Investments (2008-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Howard J. Galligan III (1966)

Year of Election or Appointment: 2014

Chief Financial Officer

Mr. Galligan also serves as Chief Financial Officer of other funds. Mr. Galligan serves as President of Fidelity Pricing and Cash Management Services (FPCMS) (2014-present) and as a Director of Strategic Advisers, Inc. (investment adviser firm, 2008-present). Previously, Mr. Galligan served as Chief Administrative Officer of Asset Management (2011-2014) and Chief Operating Officer and Senior Vice President of Investment Support for Strategic Advisers, Inc. (2003-2011).

Scott C. Goebel (1968)

Year of Election or Appointment: 2015

Vice President

Mr. Goebel serves as Vice President of other funds and is an employee of Fidelity Investments (2001-present). Previously, Mr. Goebel served as Senior Vice President of Fidelity Management & Research Company (FMR) (investment adviser firm, 2016), Secretary of Fidelity SelectCo, LLC (investment adviser firm, 2013-2015), Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2010-2015), and Fidelity Research and Analysis Company (FRAC) (investment adviser firm, 2010-2015); General Counsel, Secretary, and Senior Vice President of FMR (investment adviser firm, 2008-2015) and FMR Co., Inc. (investment adviser firm, 2008-2015); Assistant Secretary of Fidelity Management & Research (Japan) Limited (investment adviser firm, 2008-2015) and Fidelity Management & Research (U.K.) Inc. (investment adviser firm, 2008-2015); Chief Legal Officer (CLO) of Fidelity Management & Research (Hong Kong) Limited (investment adviser firm, 2008-2015); Secretary and CLO of certain Fidelity® funds (2008-2015); Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and certain funds (2007-2008); and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

Colm A. Hogan (1973)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan is an employee of Fidelity Investments (2005-present).

Chris Maher (1972)

Year of Election or Appointment: 2013

Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

John B. McGinty, Jr. (1962)

Year of Election or Appointment: 2016

Chief Compliance Officer

Mr. McGinty also serves as Chief Compliance Officer of other funds. Mr. McGinty is Senior Vice President of Asset Management Compliance for Fidelity Investments and is an employee of Fidelity Investments (2016-present). Mr. McGinty previously served as Vice President, Senior Attorney at Eaton Vance Management (investment management firm, 2015-2016), and prior to Eaton Vance as global CCO for all firm operations and registered investment companies at GMO LLC (investment management firm, 2009-2015). Before joining GMO LLC, Mr. McGinty served as Senior Vice President, Deputy General Counsel for Fidelity Investments (2007-2009).

John F. Papandrea (1972)

Year of Election or Appointment: 2016

Anti-Money Laundering (AML) Officer

Mr. Papandrea also serves as AML Officer of other funds. Mr. Papandrea is Vice President of FMR LLC (diversified financial services company, 2008-present) and is an employee of Fidelity Investments (2005-present).

Jason P. Pogorelec (1975)

Year of Election or Appointment: 2015

Assistant Secretary

Mr. Pogorelec also serves as Assistant Secretary of other funds. Mr. Pogorelec serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2006-present).

Nancy D. Prior (1967)

Year of Election or Appointment: 2014

Vice President

Ms. Prior also serves as Vice President of other funds. Ms. Prior serves as a Director of FMR Investment Management (UK) Limited (investment adviser firm, 2015-present), President (2016-present) and Director (2014-present) of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm), President, Fixed Income (2014-present), Vice Chairman of FIAM LLC (investment adviser firm, 2014-present), and is an employee of Fidelity Investments (2002-present). Previously, Ms. Prior served as Vice President of Fidelity's Money Market Funds (2012-2014), President, Money Market and Short Duration Bond Group of Fidelity Management & Research (FMR) (investment adviser firm, 2013-2014), President, Money Market Group of FMR (2011-2013), Managing Director of Research (2009-2011), Senior Vice President and Deputy General Counsel (2007-2009), and Assistant Secretary of certain Fidelity® funds (2008-2009).

Stacie M. Smith (1974)

Year of Election or Appointment: 2013

Assistant Treasurer

Ms. Smith also serves as an officer of other funds. She is an employee of Fidelity Investments (2009-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Deputy Treasurer of certain Fidelity® funds (2013-2016).

Marc L. Spector (1972)

Year of Election or Appointment: 2016

Deputy Treasurer

Mr. Spector also serves as an officer of other funds. Mr. Spector is an employee of Fidelity Investments (2016-present). Prior to joining Fidelity Investments, Mr. Spector served as Director at the Siegfried Group (accounting firm, 2013-2016), and prior to Siegfried Group as audit senior manager at Deloitte & Touche (accounting firm, 2005-2013).

Renee Stagnone (1975)

Year of Election or Appointment: 2016

Assistant Treasurer

Ms. Stagnone also serves as an officer of other funds. Ms. Stagnone is an employee of Fidelity Investments (1997-present). Previously, Ms. Stagnone served as Deputy Treasurer of certain Fidelity® funds (2013-2016).

Christine J. Thompson (1958)

Year of Election or Appointment: 2015

Vice President of Fidelity's Bond Funds

Ms. Thompson also serves as Vice President of other funds. Ms. Thompson also serves as Chief Investment Officer of FMR's Bond Group (2010-present) and is an employee of Fidelity Investments (1985-present). Previously, Ms. Thompson served as Vice President of Fidelity's Bond Funds (2010-2012).

Fidelity® VIP Investment Grade Central Fund

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2016 to December 31, 2016).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value July 1, 2016	Ending Account Value December 31, 2016	Expenses Paid During Period-B July 1, 2016 to December 31, 2016
Actual	.0017%	$1,000.00	$987.60	$.01
Hypothetical-C		$1,000.00	$1,025.13	$.01

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

 C 5% return per year before expenses

VIP Investment Grade Central Fund

Distributions (Unaudited)

The Board of Trustees of VIP Investment Grade Central Fund voted to pay on February 10, 2017, to shareholders of record at the opening of business on February 10, 2017, a distribution of $0.515 per share derived from capital gains realized from sales of portfolio securities.

The fund hereby designates as a capital gain dividend with respect to the taxable year ended December 31, 2016, $24,479,981, or, if subsequently determined to be different, the net capital gain of such year.

Board Approval of Investment Advisory Contracts and Management Fees

VIP Investment Grade Central Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Investments Money Management, Inc. (FIMM) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees (Committees) — Operations, Audit, Fair Valuation, and Governance and Nominating — each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2016 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant and reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and the fact that no fee is payable under the management contract was fair and reasonable.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory and administrative services performed by FIMM, the sub-advisers, and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. The Board reviewed the fund's absolute investment performance, as well as the fund's relative investment performance, but did not consider performance to be a material factor in its decision to renew the fund's Advisory Contracts, as the fund is not publicly offered as a stand-alone investment product. In this regard, the Board noted that the fund is designed to offer a liquid investment option for other Fidelity funds and accounts and ultimately to enhance the performance of those funds and accounts.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered that while the fund does not pay a management fee, Fidelity Management & Research Company (FMR) pays a management fee on behalf of the fund and receives fees for providing services to funds that invest in the fund. The Board also noted that FMR bears all expenses of the fund, except expenses related to the fund's investment activities (primarily custody expenses). Based on its review, the Board concluded that the management fee paid on behalf of the fund and the fund's total expense ratio were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the level of Fidelity's profits in respect of all the Fidelity funds, as well as the profitability of each fund that invests in this fund.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board concluded that the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund were not relevant to the renewal of the Advisory Contracts because the fund pays no advisory fees and FMR bears all expenses of the fund, except expenses related to the fund's investment activities.

Economies of Scale.  The Board concluded that because the fund pays no advisory fees and FMR bears all expenses of the fund, except expenses related to the fund's investment activities, economies of scale cannot be realized by the fund.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds; (v) Fidelity's voluntary waiver of its fees to maintain minimum yields for certain money market funds and classes as well as contractual waivers in place for certain funds; (vi) the methodology with respect to competitive fund data and peer group classifications; (vii) Fidelity's transfer agent fee, expense, and service structures for different funds and classes relative to competitive trends, and the impact of the increased use of omnibus accounts; (viii) Fidelity's long-term expectations for its offerings in the workplace investing channel; (ix) new developments in the retail and institutional marketplaces; (x) the approach to considering "fall-out" benefits; and (xi) the impact of money market reform on Fidelity's money market funds, including with respect to costs and profitability. In addition, the Board considered its discussions with Fidelity throughout the year regarding enhanced information security initiatives and the funds' fair valuation policies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

VIPIGB-ANN-0217
1.540025.119

Fidelity® Variable Insurance Products: Freedom Funds - Income, 2005, 2010, 2015, 2020, 2025, 2030, 2035, 2040, 2045, 2050 Annual Report December 31, 2016

Contents

Performance
Management's Discussion of Fund Performance
VIP Freedom Income Portfolio℠
Investment Summary
Investments
Financial Statements
VIP Freedom 2005 Portfolio℠
Investment Summary
Investments
Financial Statements
VIP Freedom 2010 Portfolio℠
Investment Summary
Investments
Financial Statements
VIP Freedom 2015 Portfolio℠
Investment Summary
Investments
Financial Statements
VIP Freedom 2020 Portfolio℠
Investment Summary
Investments
Financial Statements
VIP Freedom 2025 Portfolio℠
Investment Summary
Investments
Financial Statements
VIP Freedom 2030 Portfolio℠
Investment Summary
Investments
Financial Statements
VIP Freedom 2035 Portfolio℠
Investment Summary
Investments
Financial Statements
VIP Freedom 2040 Portfolio℠
Investment Summary
Investments
Financial Statements
VIP Freedom 2045 Portfolio℠
Investment Summary
Investments
Financial Statements
VIP Freedom 2050 Portfolio℠
Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity® Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2017 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Funds nor Fidelity Distributors Corporation is a bank.

VIP Freedom Income Portfolio℠

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. Performance numbers are net of all underlying fund operating expenses, but do not include any insurance charges imposed by your insurance company’s separate account. If performance information included the effect of these additional charges, the total returns would have been lower. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended December 31, 2016	Past 1 year	Past 5 years	Past 10 years
Initial Class	4.50%	3.97%	3.79%
Service Class	4.32%	3.85%	3.68%
Service Class 2	4.17%	3.69%	3.52%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in VIP Freedom Income Portfolio℠ - Initial Class on December 31, 2006.

The chart shows how the value of your investment would have changed, and also shows how the Bloomberg Barclays U.S. Aggregate Bond Index performed over the same period.

Period Ending Values
$14,499	VIP Freedom Income Portfolio℠ - Initial Class
$15,300	Bloomberg Barclays U.S. Aggregate Bond Index

Effective August 24, 2016, all Barclays benchmark indices were co-branded as the Bloomberg Barclays Indices for a period of five years.

VIP Freedom 2005 Portfolio℠

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. Performance numbers are net of all underlying fund operating expenses, but do not include any insurance charges imposed by your insurance company’s separate account. If performance information included the effect of these additional charges, the total returns would have been lower. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended December 31, 2016	Past 1 year	Past 5 years	Past 10 years
Initial Class	5.00%	5.60%	4.08%
Service Class	4.89%	5.52%	3.98%
Service Class 2	4.78%	5.36%	3.82%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in VIP Freedom 2005 Portfolio℠ - Initial Class on December 31, 2006.

The chart shows how the value of your investment would have changed, and also shows how the Bloomberg Barclays U.S. Aggregate Bond Index performed over the same period.

Period Ending Values
$14,916	VIP Freedom 2005 Portfolio℠ - Initial Class
$15,300	Bloomberg Barclays U.S. Aggregate Bond Index

Effective August 24, 2016, all Barclays benchmark indices were co-branded as the Bloomberg Barclays Indices for a period of five years.

VIP Freedom 2010 Portfolio℠

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. Performance numbers are net of all underlying fund operating expenses, but do not include any insurance charges imposed by your insurance company’s separate account. If performance information included the effect of these additional charges, the total returns would have been lower. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended December 31, 2016	Past 1 year	Past 5 years	Past 10 years
Initial Class	5.45%	6.87%	4.76%
Service Class	5.36%	6.78%	4.66%
Service Class 2	5.23%	6.62%	4.50%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in VIP Freedom 2010 Portfolio℠ - Initial Class on December 31, 2006.

The chart shows how the value of your investment would have changed, and also shows how the Bloomberg Barclays U.S. Aggregate Bond Index performed over the same period.

Period Ending Values
$15,917	VIP Freedom 2010 Portfolio℠ - Initial Class
$15,300	Bloomberg Barclays U.S. Aggregate Bond Index

Effective August 24, 2016, all Barclays benchmark indices were co-branded as the Bloomberg Barclays Indices for a period of five years.

VIP Freedom 2015 Portfolio℠

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. Performance numbers are net of all underlying fund operating expenses, but do not include any insurance charges imposed by your insurance company’s separate account. If performance information included the effect of these additional charges, the total returns would have been lower. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended December 31, 2016	Past 1 year	Past 5 years	Past 10 years
Initial Class	5.91%	7.25%	4.80%
Service Class	5.81%	7.14%	4.70%
Service Class 2	5.58%	6.98%	4.54%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in VIP Freedom 2015 Portfolio℠ - Initial Class on December 31, 2006.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Period Ending Values
$15,984	VIP Freedom 2015 Portfolio℠ - Initial Class
$19,572	S&P 500® Index

VIP Freedom 2020 Portfolio℠

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. Performance numbers are net of all underlying fund operating expenses, but do not include any insurance charges imposed by your insurance company’s separate account. If performance information included the effect of these additional charges, the total returns would have been lower. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended December 31, 2016	Past 1 year	Past 5 years	Past 10 years
Initial Class	6.12%	7.85%	4.71%
Service Class	6.04%	7.73%	4.61%
Service Class 2	5.80%	7.57%	4.44%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in VIP Freedom 2020 Portfolio℠ - Initial Class on December 31, 2006.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Period Ending Values
$15,844	VIP Freedom 2020 Portfolio℠ - Initial Class
$19,572	S&P 500® Index

VIP Freedom 2025 Portfolio℠

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. Performance numbers are net of all underlying fund operating expenses, but do not include any insurance charges imposed by your insurance company’s separate account. If performance information included the effect of these additional charges, the total returns would have been lower. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended December 31, 2016	Past 1 year	Past 5 years	Past 10 years
Initial Class	6.18%	8.98%	5.13%
Service Class	6.11%	8.88%	5.02%
Service Class 2	5.98%	8.73%	4.87%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in VIP Freedom 2025 Portfolio℠ - Initial Class on December 31, 2006.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Period Ending Values
$16,489	VIP Freedom 2025 Portfolio℠ - Initial Class
$19,572	S&P 500® Index

VIP Freedom 2030 Portfolio℠

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. Performance numbers are net of all underlying fund operating expenses, but do not include any insurance charges imposed by your insurance company’s separate account. If performance information included the effect of these additional charges, the total returns would have been lower. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended December 31, 2016	Past 1 year	Past 5 years	Past 10 years
Initial Class	6.61%	9.44%	4.89%
Service Class	6.52%	9.33%	4.78%
Service Class 2	6.37%	9.16%	4.63%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in VIP Freedom 2030 Portfolio℠ - Initial Class on December 31, 2006.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Period Ending Values
$16,124	VIP Freedom 2030 Portfolio℠ - Initial Class
$19,572	S&P 500® Index

VIP Freedom 2035 Portfolio℠

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. Performance numbers are net of all underlying fund operating expenses, but do not include any insurance charges imposed by your insurance company’s separate account. If performance information included the effect of these additional charges, the total returns would have been lower. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended December 31, 2016	Past 1 year	Past 5 years	Life of fundA
Initial Class	6.87%	10.27%	12.95%
Service Class	6.70%	10.16%	12.83%
Service Class 2	6.52%	9.99%	12.66%

 A From April 8, 2009

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in VIP Freedom 2035 Portfolio℠ - Initial Class on April 8, 2009, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Period Ending Values
$25,651	VIP Freedom 2035 Portfolio℠ - Initial Class
$31,965	S&P 500® Index

VIP Freedom 2040 Portfolio℠

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. Performance numbers are net of all underlying fund operating expenses, but do not include any insurance charges imposed by your insurance company’s separate account. If performance information included the effect of these additional charges, the total returns would have been lower. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended December 31, 2016	Past 1 year	Past 5 years	Life of fundA
Initial Class	6.83%	10.37%	13.12%
Service Class	6.75%	10.28%	13.01%
Service Class 2	6.53%	10.10%	12.84%

 A From April 8, 2009

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in VIP Freedom 2040 Portfolio℠ - Initial Class on April 8, 2009, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Period Ending Values
$25,958	VIP Freedom 2040 Portfolio℠ - Initial Class
$31,965	S&P 500® Index

VIP Freedom 2045 Portfolio℠

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. Performance numbers are net of all underlying fund operating expenses, but do not include any insurance charges imposed by your insurance company’s separate account. If performance information included the effect of these additional charges, the total returns would have been lower. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended December 31, 2016	Past 1 year	Past 5 years	Life of fundA
Initial Class	6.80%	10.58%	13.26%
Service Class	6.73%	10.49%	13.16%
Service Class 2	6.56%	10.30%	12.98%

 A From April 8, 2009

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in VIP Freedom 2045 Portfolio℠ - Initial Class on April 8, 2009, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Period Ending Values
$26,214	VIP Freedom 2045 Portfolio℠ - Initial Class
$31,965	S&P 500® Index

VIP Freedom 2050 Portfolio℠

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. Performance numbers are net of all underlying fund operating expenses, but do not include any insurance charges imposed by your insurance company’s separate account. If performance information included the effect of these additional charges, the total returns would have been lower. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended December 31, 2016	Past 1 year	Past 5 years	Life of fundA
Initial Class	6.84%	10.72%	13.45%
Service Class	6.75%	10.61%	13.33%
Service Class 2	6.56%	10.43%	13.15%

 A From April 8, 2009

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in VIP Freedom 2050 Portfolio℠ - Initial Class on April 8, 2009, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Period Ending Values
$26,539	VIP Freedom 2050 Portfolio℠ - Initial Class
$31,965	S&P 500® Index

Management's Discussion of Fund Performance

Market Recap:  Global equities, as measured by the MSCI ACWI (All Country World Index) Index, returned 8.32% in 2016. After early-year volatility largely driven by concerns about energy prices and global growth, central banks in Europe, Japan and China took action to reignite their economies. The U.S. Federal Reserve added fuel by softening its rate-hike stance. Stock prices recovered nicely in mid-February until the U.K.’s late-June vote to exit the European Union (Brexit) touched off near-tumult in global markets. After a sharp initial rebound, the MSCI index traced a generally upward arc through year-end, even though the Fed raised its target rate a quarter point in December.

Among equity segments, small-cap stocks handily bested large-caps in both U.S. and overseas markets, and value-oriented stocks far outpaced their growth counterparts.

Regionally, Canada (+25%) and emerging markets (+12%) benefited from rising commodity prices. The U.S. (+12%), with its relatively strong economy, also outperformed, with a notable bump-up around the time of the U.S. presidential election. Meanwhile, Japan (+3%) lagged the MSCI index and the rest of the Asia Pacific group (+6%). Europe (+1%) and the U.K. (-1%) battled Brexit stress for much of the year.

Among sectors, rebounding commodity prices powered a turnaround in energy (+29%), with positive spillover to materials (+24%) and, less so, industrials (+12%). Technology (+13%) also outperformed, despite a modest retreat in the final quarter. Rising interest rates and a steepening yield curve late in the year led to a sharp recovery in financials (+11%); those same factors proved a drag on the real estate sector (+3%). Utilities (+7%) and telecommunication services (+6%), two other bond-proxy sectors, reversed first-half gains to end the year behind the MSCI index. Consumer discretionary (+3%) and consumer staples (+2%) also lagged. Health care (-6%) was hampered by pre- and post-election uncertainty, both political and regulatory.

In fixed income, taxable U.S. investment-grade bonds returned 2.65%, according to the Bloomberg Barclays U.S. Aggregate Bond Index. Yields rallied late in the period, as many viewed President-elect Trump’s economic agenda as stimulative and potentially inflationary. Yields also moved higher ahead of the Fed’s December rate hike. Within the Bloomberg Barclays index, most spread sectors outperformed Treasuries amid a supportive environment for higher-risk assets; corporate credit led the way. Outside the index, riskier, non-core fixed-income segments such as emerging-markets and U.S. high-yield debt rose strongly; inflation-protected securities also outperformed.

Comments from Co-Portfolio Managers Andrew Dierdorf and Brett Sumsion:  For the year ending December 31, 2016, VIP Freedom Fund share classes posted gains ranging from roughly 4% to 7%. VIP Freedom Income Fund outperformed its Composite index; most other Funds finished roughly in line with or modestly lagged Composites; VIP Freedom 2030 Fund underperformed by about 2 percentage points. (For specific Fund results, please refer to the performance section of this report.) Versus Composite benchmarks, top-down asset allocation decisions added substantial value. Underweighting the core and short-term fixed-income asset classes, combined with a sizable allocation to Fidelity VIP High Income Portfolio, helped most. Unfortunately, selection effects among underlying equity investments offset most of the allocation gains. U.S. and non-U.S. equity investments detracted in roughly equal measure, although selection within core fixed income added notable value. While Fund weightings in the U.S. equity asset class were, on average, in line with benchmarks, intra-asset class positioning contributed to relative results. For example, a large allocation to VIP Equity-Income Portfolio helped. Conversely, we were held back by a sizable investment in Fidelity VIP Growth Portfolio, which widely lagged U.S. equity benchmarks. Also, both Fidelity VIP Emerging Markets Portfolio and Fidelity VIP Overseas Portfolio underperformed the non-U.S. equity asset class benchmark.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

VIP Freedom Income Portfolio℠

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of December 31, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
VIP Investment Grade Bond Portfolio Initial Class	39.0	40.7
VIP Government Money Market Portfolio Initial Class 0.34%	30.7	29.5
VIP Overseas Portfolio Initial Class	5.6	4.7
VIP Emerging Markets Portfolio Initial Class	4.6	4.6
VIP High Income Portfolio Initial Class	3.9	3.8
VIP Growth & Income Portfolio Initial Class	3.4	3.5
VIP Equity-Income Portfolio Initial Class	3.0	3.1
VIP Growth Portfolio Initial Class	2.9	3.0
VIP Contrafund Portfolio Initial Class	2.8	2.9
VIP Value Portfolio Initial Class	2.2	2.2
	98.1	98.0

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	16.2%
International Equity Funds	10.2%
Bond Funds	42.9%
Short-Term Funds	30.7%

Six months ago
Domestic Equity Funds	16.7%
International Equity Funds	9.3%
Bond Funds	44.5%
Short-Term Funds	29.5%

VIP Freedom Income Portfolio℠

Investments December 31, 2016

Showing Percentage of Net Assets

Domestic Equity Funds - 16.2%
	Shares	Value
VIP Contrafund Portfolio Initial Class (a)	32,761	$1,087,011
VIP Equity-Income Portfolio Initial Class (a)	52,478	1,152,940
VIP Growth & Income Portfolio Initial Class (a)	65,282	1,315,424
VIP Growth Portfolio Initial Class (a)	18,393	1,090,861
VIP Mid Cap Portfolio Initial Class (a)	9,231	313,674
VIP Value Portfolio Initial Class (a)	57,659	849,898
VIP Value Strategies Portfolio Initial Class (a)	26,080	411,279
TOTAL DOMESTIC EQUITY FUNDS
(Cost $5,134,962)		6,221,087

International Equity Funds - 10.2%
VIP Emerging Markets Portfolio Initial Class (a)	208,471	1,742,816
VIP Overseas Portfolio Initial Class (a)	120,610	2,148,058
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $3,720,541)		3,890,874

Bond Funds - 42.9%
VIP High Income Portfolio Initial Class (a)	274,130	1,474,818
VIP Investment Grade Bond Portfolio Initial Class (a)	1,181,638	14,935,903
TOTAL BOND FUNDS
(Cost $16,451,779)		16,410,721

Short-Term Funds - 30.7%
VIP Government Money Market Portfolio Initial Class 0.34% (a)(b)
(Cost $11,729,205)	11,729,205	11,729,205
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $37,036,487)		38,251,887
NET OTHER ASSETS (LIABILITIES) - 0.0%		(3,617)
NET ASSETS - 100%		$38,248,270

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
VIP Contrafund Portfolio Initial Class	$1,198,299	$426,587	$518,606	$8,612	$1,087,011
VIP Emerging Markets Portfolio Initial Class	1,352,923	861,009	539,649	8,985	1,742,816
VIP Equity-Income Portfolio Initial Class	1,261,713	419,526	618,951	24,942	1,152,940
VIP Government Money Market Portfolio Initial Class 0.34%	10,734,197	4,885,061	3,890,054	23,444	11,729,205
VIP Growth & Income Portfolio Initial Class	1,422,495	508,707	708,716	20,908	1,315,424
VIP Growth Portfolio Initial Class	1,244,836	436,296	478,793	426	1,090,861
VIP High Income Portfolio Initial Class	1,402,858	483,542	537,132	76,464	1,474,818
VIP Investment Grade Bond Portfolio Initial Class	15,986,426	4,506,176	5,946,119	358,683	14,935,903
VIP Mid Cap Portfolio Initial Class	341,971	123,753	167,121	1,508	313,674
VIP Overseas Portfolio Initial Class	1,454,171	1,599,381	821,659	32,250	2,148,058
VIP Value Portfolio Initial Class	912,060	265,940	414,550	8,721	849,898
VIP Value Strategies Portfolio Initial Class	440,077	146,628	211,311	4,445	411,279
Total	$37,752,026	$14,662,606	$14,852,661	$569,388	$38,251,887

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

VIP Freedom Income Portfolio℠

Financial Statements

Statement of Assets and Liabilities

		December 31, 2016
Assets
Investment in securities, at value (cost $37,036,487) — See accompanying schedule		$38,251,887
Receivable for investments sold		337,126
Receivable for fund shares sold		7,161
Total assets		38,596,174
Liabilities
Payable for fund shares redeemed	$344,175
Distribution and service plan fees payable	3,729
Total liabilities		347,904
Net Assets		$38,248,270
Net Assets consist of:
Paid in capital		$36,984,655
Accumulated undistributed net realized gain (loss) on investments		48,215
Net unrealized appreciation (depreciation) on investments		1,215,400
Net Assets		$38,248,270
Initial Class:
Net Asset Value, offering price and redemption price per share ($14,955,583 ÷ 1,362,664 shares)		$10.98
Service Class:
Net Asset Value, offering price and redemption price per share ($9,285,624 ÷ 846,175 shares)		$10.97
Service Class 2:
Net Asset Value, offering price and redemption price per share ($14,007,063 ÷ 1,281,213 shares)		$10.93

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended December 31, 2016
Investment Income
Income distributions from underlying funds		$569,388
Expenses
Distribution and service plan fees	$44,352
Independent trustees' fees and expenses	174
Total expenses before reductions	44,526
Expense reductions	(174)	44,352
Net investment income (loss)		525,036
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	(160,988)
Capital gain distributions from underlying funds	424,104
Total net realized gain (loss)		263,116
Change in net unrealized appreciation (depreciation) on underlying funds		850,893
Net gain (loss)		1,114,009
Net increase (decrease) in net assets resulting from operations		$1,639,045

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended December 31, 2016	Year ended December 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$525,036	$626,019
Net realized gain (loss)	263,116	374,074
Change in net unrealized appreciation (depreciation)	850,893	(1,291,995)
Net increase (decrease) in net assets resulting from operations	1,639,045	(291,902)
Distributions to shareholders from net investment income	(525,338)	(637,437)
Distributions to shareholders from net realized gain	(394,488)	(50,115)
Total distributions	(919,826)	(687,552)
Share transactions - net increase (decrease)	(219,386)	6,289,229
Total increase (decrease) in net assets	499,833	5,309,775
Net Assets
Beginning of period	37,748,437	32,438,662
End of period	$38,248,270	$37,748,437

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — VIP Freedom Income Portfolio Initial Class

Years ended December 31,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$10.78	$11.03	$10.89	$10.57	$10.21
Income from Investment Operations
Net investment income (loss)A	.16	.21	.18	.18	.16
Net realized and unrealized gain (loss)	.32	(.25)	.23	.40	.50
Total from investment operations	.48	(.04)	.41	.58	.66
Distributions from net investment income	(.16)	(.20)	(.17)	(.17)	(.16)
Distributions from net realized gain	(.11)	(.02)	(.10)	(.10)	(.14)
Total distributions	(.28)B	(.21)C	(.27)	(.26)D	(.30)
Net asset value, end of period	$10.98	$10.78	$11.03	$10.89	$10.57
Total ReturnE,F	4.50%	(.34)%	3.78%	5.55%	6.52%
Ratios to Average Net AssetsG,H
Expenses before reductionsI	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any	-%	-%	-%	-%	-%
Expenses net of all reductions	-%	-%	-%	-%	-%
Net investment income (loss)	1.48%	1.85%	1.62%	1.67%	1.55%
Supplemental Data
Net assets, end of period (000 omitted)	$14,956	$14,548	$17,386	$16,980	$14,184
Portfolio turnover rateG	38%	36%	32%	43%	43%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.28 per share is comprised of distributions from net investment income of $.164 and distributions from net realized gain of $.113 per share.

 C Total distributions of $.21 per share is comprised of distributions from net investment income of $.198 and distributions from net realized gain of $.015 per share.

 D Total distributions of $.26 per share is comprised of distributions from net investment income of $.166 and distributions from net realized gain of $.097 per share.

 E Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Amounts do not include the activity of the Underlying Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 I Amount represents less than .005%.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — VIP Freedom Income Portfolio Service Class

Years ended December 31,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$10.78	$11.03	$10.89	$10.58	$10.22
Income from Investment Operations
Net investment income (loss)A	.15	.19	.17	.17	.15
Net realized and unrealized gain (loss)	.31	(.24)	.23	.40	.50
Total from investment operations	.46	(.05)	.40	.57	.65
Distributions from net investment income	(.15)	(.19)	(.16)	(.16)	(.15)
Distributions from net realized gain	(.11)	(.02)	(.10)	(.10)	(.14)
Total distributions	(.27)B	(.20)C	(.26)	(.26)	(.29)
Net asset value, end of period	$10.97	$10.78	$11.03	$10.89	$10.58
Total ReturnD,E	4.32%	(.42)%	3.69%	5.38%	6.42%
Ratios to Average Net AssetsF,G
Expenses before reductions	.10%	.10%	.10%	.10%	.10%
Expenses net of fee waivers, if any	.10%	.10%	.10%	.10%	.10%
Expenses net of all reductions	.10%	.10%	.10%	.10%	.10%
Net investment income (loss)	1.38%	1.75%	1.52%	1.57%	1.45%
Supplemental Data
Net assets, end of period (000 omitted)	$9,286	$9,825	$6,193	$4,529	$2,467
Portfolio turnover rateF	38%	36%	32%	43%	43%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.27 per share is comprised of distributions from net investment income of $.154 and distributions from net realized gain of $.113 per share.

 C Total distributions of $.20 per share is comprised of distributions from net investment income of $.189 and distributions from net realized gain of $.015 per share.

 D Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Amounts do not include the activity of the Underlying Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — VIP Freedom Income Portfolio Service Class 2

Years ended December 31,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$10.74	$10.99	$10.85	$10.54	$10.18
Income from Investment Operations
Net investment income (loss)A	.13	.18	.15	.15	.14
Net realized and unrealized gain (loss)	.31	(.24)	.23	.40	.49
Total from investment operations	.44	(.06)	.38	.55	.63
Distributions from net investment income	(.14)	(.17)	(.14)	(.14)	(.13)
Distributions from net realized gain	(.11)	(.02)	(.10)	(.10)	(.14)
Total distributions	(.25)	(.19)	(.24)	(.24)	(.27)
Net asset value, end of period	$10.93	$10.74	$10.99	$10.85	$10.54
Total ReturnB,C	4.17%	(.57)%	3.54%	5.21%	6.26%
Ratios to Average Net AssetsD,E
Expenses before reductions	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	1.23%	1.60%	1.37%	1.42%	1.30%
Supplemental Data
Net assets, end of period (000 omitted)	$14,007	$13,375	$8,860	$7,500	$6,495
Portfolio turnover rateD	38%	36%	32%	43%	43%

 A Calculated based on average shares outstanding during the period.

 B Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Amounts do not include the activity of the Underlying Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

VIP Freedom 2005 Portfolio℠

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of December 31, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
VIP Investment Grade Bond Portfolio Initial Class	34.9	36.3
VIP Government Money Market Portfolio Initial Class 0.34%	23.1	21.4
VIP Overseas Portfolio Initial Class	8.3	7.5
VIP Emerging Markets Portfolio Initial Class	5.5	5.6
VIP Growth & Income Portfolio Initial Class	5.1	5.3
VIP Equity-Income Portfolio Initial Class	4.5	4.7
VIP Growth Portfolio Initial Class	4.3	4.5
VIP Contrafund Portfolio Initial Class	4.3	4.5
VIP High Income Portfolio Initial Class	3.9	3.8
VIP Value Portfolio Initial Class	3.3	3.4
	97.2	97.0

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	24.3%
International Equity Funds	13.8%
Bond Funds	38.8%
Short-Term Funds	23.1%

Six months ago
Domestic Equity Funds	25.4%
International Equity Funds	13.1%
Bond Funds	40.1%
Short-Term Funds	21.4%

VIP Freedom 2005 Portfolio℠

Investments December 31, 2016

Showing Percentage of Net Assets

Domestic Equity Funds - 24.3%
	Shares	Value
VIP Contrafund Portfolio Initial Class (a)	8,951	$296,988
VIP Equity-Income Portfolio Initial Class (a)	14,336	314,972
VIP Growth & Income Portfolio Initial Class (a)	17,834	359,346
VIP Growth Portfolio Initial Class (a)	5,026	298,119
VIP Mid Cap Portfolio Initial Class (a)	2,522	85,709
VIP Value Portfolio Initial Class (a)	15,751	232,164
VIP Value Strategies Portfolio Initial Class (a)	7,125	112,357
TOTAL DOMESTIC EQUITY FUNDS
(Cost $1,354,227)		1,699,655

International Equity Funds - 13.8%
VIP Emerging Markets Portfolio Initial Class (a)	46,616	389,706
VIP Overseas Portfolio Initial Class (a)	32,614	580,861
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $986,245)		970,567

Bond Funds - 38.8%
VIP High Income Portfolio Initial Class (a)	50,117	269,631
VIP Investment Grade Bond Portfolio Initial Class (a)	193,589	2,446,962
TOTAL BOND FUNDS
(Cost $2,720,881)		2,716,593

Short-Term Funds - 23.1%
VIP Government Money Market Portfolio Initial Class 0.34% (a)(b)
(Cost $1,616,741)	1,616,741	1,616,741
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $6,678,094)		7,003,556
NET OTHER ASSETS (LIABILITIES) - 0.0%		(37)
NET ASSETS - 100%		$7,003,519

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
VIP Contrafund Portfolio Initial Class	$345,345	$67,076	$109,770	$2,339	$296,988
VIP Emerging Markets Portfolio Initial Class	334,048	117,585	75,854	1,998	389,706
VIP Equity-Income Portfolio Initial Class	364,438	61,500	135,351	6,776	314,972
VIP Government Money Market Portfolio Initial Class 0.34%	1,444,116	533,208	360,585	3,121	1,616,741
VIP Growth & Income Portfolio Initial Class	410,815	79,332	155,936	5,679	359,346
VIP Growth Portfolio Initial Class	359,571	67,486	97,849	115	298,119
VIP High Income Portfolio Initial Class	269,246	41,651	64,261	13,901	269,631
VIP Investment Grade Bond Portfolio Initial Class	2,708,209	352,735	676,470	58,424	2,446,962
VIP Mid Cap Portfolio Initial Class	98,732	19,545	36,637	410	85,709
VIP Overseas Portfolio Initial Class	508,345	270,973	169,040	8,672	580,861
VIP Value Portfolio Initial Class	263,408	33,711	88,397	2,368	232,164
VIP Value Strategies Portfolio Initial Class	127,061	21,082	45,587	1,207	112,357
Total	$7,233,334	$1,665,884	$2,015,737	$105,010	$7,003,556

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

VIP Freedom 2005 Portfolio℠

Financial Statements

Statement of Assets and Liabilities

		December 31, 2016
Assets
Investment in securities, at value (cost $6,678,094) — See accompanying schedule		$7,003,556
Receivable for investments sold		14,824
Total assets		7,018,380
Liabilities
Payable for fund shares redeemed	$14,802
Distribution and service plan fees payable	59
Total liabilities		14,861
Net Assets		$7,003,519
Net Assets consist of:
Paid in capital		$6,644,538
Accumulated undistributed net realized gain (loss) on investments		33,519
Net unrealized appreciation (depreciation) on investments		325,462
Net Assets		$7,003,519
Initial Class:
Net Asset Value, offering price and redemption price per share ($6,362,974 ÷ 552,620 shares)		$11.51
Service Class:
Net Asset Value, offering price and redemption price per share ($557,749 ÷ 48,155 shares)		$11.58
Service Class 2:
Net Asset Value, offering price and redemption price per share ($82,796 ÷ 7,202 shares)		$11.50

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended December 31, 2016
Investment Income
Income distributions from underlying funds		$105,010
Expenses
Distribution and service plan fees	$570
Independent trustees' fees and expenses	33
Total expenses before reductions	603
Expense reductions	(33)	570
Net investment income (loss)		104,440
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	(12,600)
Capital gain distributions from underlying funds	115,891
Total net realized gain (loss)		103,291
Change in net unrealized appreciation (depreciation) on underlying funds		132,669
Net gain (loss)		235,960
Net increase (decrease) in net assets resulting from operations		$340,400

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended December 31, 2016	Year ended December 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$104,440	$135,391
Net realized gain (loss)	103,291	140,405
Change in net unrealized appreciation (depreciation)	132,669	(302,191)
Net increase (decrease) in net assets resulting from operations	340,400	(26,395)
Distributions to shareholders from net investment income	(104,710)	(135,627)
Distributions to shareholders from net realized gain	(94,196)	(15,795)
Total distributions	(198,906)	(151,422)
Share transactions - net increase (decrease)	(371,258)	(1,122,509)
Total increase (decrease) in net assets	(229,764)	(1,300,326)
Net Assets
Beginning of period	7,233,283	8,533,609
End of period	$7,003,519	$7,233,283

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — VIP Freedom 2005 Portfolio Initial Class

Years ended December 31,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$11.29	$11.56	$11.37	$10.56	$9.86
Income from Investment Operations
Net investment income (loss)A	.17	.19	.20	.17	.18
Net realized and unrealized gain (loss)	.38	(.22)	.29	.86	.76
Total from investment operations	.55	(.03)	.49	1.03	.94
Distributions from net investment income	(.18)	(.22)	(.19)	(.18)	(.17)
Distributions from net realized gain	(.15)	(.03)	(.11)	(.04)	(.07)
Total distributions	(.33)	(.24)B	(.30)	(.22)	(.24)
Net asset value, end of period	$11.51	$11.29	$11.56	$11.37	$10.56
Total ReturnC,D	5.00%	(.25)%	4.30%	9.74%	9.57%
Ratios to Average Net AssetsE,F
Expenses before reductionsG	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any	-%	-%	-%	-%	-%
Expenses net of all reductions	-%	-%	-%	-%	-%
Net investment income (loss)	1.50%	1.64%	1.71%	1.57%	1.72%
Supplemental Data
Net assets, end of period (000 omitted)	$6,363	$6,657	$8,047	$7,145	$5,971
Portfolio turnover rateE	24%	23%	21%	54%	30%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.24 per share is comprised of distributions from net investment income of $.217 and distributions from net realized gain of $.025 per share.

 C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Amount represents less than .005%.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — VIP Freedom 2005 Portfolio Service Class

Years ended December 31,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$11.36	$11.63	$11.44	$10.57	$9.86
Income from Investment Operations
Net investment income (loss)A	.16	.18	.19	.16	.17
Net realized and unrealized gain (loss)	.38	(.22)	.29	.85	.77
Total from investment operations	.54	(.04)	.48	1.01	.94
Distributions from net investment income	(.17)	(.21)	(.18)	(.11)	(.16)
Distributions from net realized gain	(.15)	(.03)	(.11)	(.04)	(.07)
Total distributions	(.32)	(.23)B	(.29)	(.14)C	(.23)
Net asset value, end of period	$11.58	$11.36	$11.63	$11.44	$10.57
Total ReturnD,E	4.89%	(.35)%	4.18%	9.60%	9.59%
Ratios to Average Net AssetsF,G
Expenses before reductions	.10%	.10%	.10%	.10%	.10%
Expenses net of fee waivers, if any	.10%	.10%	.10%	.10%	.10%
Expenses net of all reductions	.10%	.10%	.10%	.10%	.10%
Net investment income (loss)	1.40%	1.54%	1.61%	1.47%	1.62%
Supplemental Data
Net assets, end of period (000 omitted)	$558	$484	$408	$125	$177
Portfolio turnover rateF	24%	23%	21%	54%	30%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.23 per share is comprised of distributions from net investment income of $.206 and distributions from net realized gain of $.025 per share.

 C Total distributions of $.14 per share is comprised of distributions from net investment income of $.107 and distributions from net realized gain of $.037 per share.

 D Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Amounts do not include the activity of the Underlying Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — VIP Freedom 2005 Portfolio Service Class 2

Years ended December 31,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$11.28	$11.55	$11.36	$10.55	$9.85
Income from Investment Operations
Net investment income (loss)A	.14	.16	.17	.15	.15
Net realized and unrealized gain (loss)	.39	(.21)	.29	.85	.77
Total from investment operations	.53	(.05)	.46	1.00	.92
Distributions from net investment income	(.15)	(.19)	(.16)	(.15)	(.15)
Distributions from net realized gain	(.15)	(.03)	(.11)	(.04)	(.07)
Total distributions	(.31)B	(.22)	(.27)	(.19)	(.22)
Net asset value, end of period	$11.50	$11.28	$11.55	$11.36	$10.55
Total ReturnC,D	4.78%	(.49)%	4.04%	9.46%	9.35%
Ratios to Average Net AssetsE,F
Expenses before reductions	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	1.25%	1.39%	1.46%	1.31%	1.48%
Supplemental Data
Net assets, end of period (000 omitted)	$83	$92	$79	$102	$251
Portfolio turnover rateE	24%	23%	21%	54%	30%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.31 per share is comprised of distributions from net investment income of $.152 and distributions from net realized gain of $.153 per share.

 C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

VIP Freedom 2010 Portfolio℠

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of December 31, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
VIP Investment Grade Bond Portfolio Initial Class	31.5	32.8
VIP Government Money Market Portfolio Initial Class 0.34%	17.5	15.8
VIP Overseas Portfolio Initial Class	10.4	9.5
VIP Growth & Income Portfolio Initial Class	6.4	6.6
VIP Emerging Markets Portfolio Initial Class	6.4	6.5
VIP Equity-Income Portfolio Initial Class	5.7	5.9
VIP Growth Portfolio Initial Class	5.3	5.6
VIP Contrafund Portfolio Initial Class	5.3	5.5
VIP Value Portfolio Initial Class	4.2	4.3
VIP High Income Portfolio Initial Class	3.8	3.8
	96.5	96.3

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	30.4%
International Equity Funds	16.8%
Bond Funds	35.3%
Short-Term Funds	17.5%

Six months ago
Domestic Equity Funds	31.6%
International Equity Funds	16.0%
Bond Funds	36.6%
Short-Term Funds	15.8%

VIP Freedom 2010 Portfolio℠

Investments December 31, 2016

Showing Percentage of Net Assets

Domestic Equity Funds - 30.4%
	Shares	Value
VIP Contrafund Portfolio Initial Class (a)	475,828	$15,787,989
VIP Equity-Income Portfolio Initial Class (a)	762,187	16,745,251
VIP Growth & Income Portfolio Initial Class (a)	948,105	19,104,310
VIP Growth Portfolio Initial Class (a)	267,190	15,847,036
VIP Mid Cap Portfolio Initial Class (a)	134,085	4,556,224
VIP Value Portfolio Initial Class (a)	837,335	12,342,318
VIP Value Strategies Portfolio Initial Class (a)	378,729	5,972,558
TOTAL DOMESTIC EQUITY FUNDS
(Cost $66,708,008)		90,355,686

International Equity Funds - 16.8%
VIP Emerging Markets Portfolio Initial Class (a)	2,275,773	19,025,461
VIP Overseas Portfolio Initial Class (a)	1,725,110	30,724,206
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $47,876,529)		49,749,667

Bond Funds - 35.3%
VIP High Income Portfolio Initial Class (a)	2,121,811	11,415,346
VIP Investment Grade Bond Portfolio Initial Class (a)	7,388,666	93,392,735
TOTAL BOND FUNDS
(Cost $105,400,021)		104,808,081

Short-Term Funds - 17.5%
VIP Government Money Market Portfolio Initial Class 0.34% (a)(b)
(Cost $51,864,438)	51,864,438	51,864,438
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $271,848,996)		296,777,872
NET OTHER ASSETS (LIABILITIES) - 0.0%		(54,103)
NET ASSETS - 100%		$296,723,769

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
VIP Contrafund Portfolio Initial Class	$17,167,420	$3,194,493	$4,339,410	$124,658	$15,787,989
VIP Emerging Markets Portfolio Initial Class	15,839,466	5,354,552	2,827,801	97,745	19,025,461
VIP Equity-Income Portfolio Initial Class	18,113,503	2,962,637	5,663,734	361,033	16,745,251
VIP Government Money Market Portfolio Initial Class 0.34%	42,599,519	19,017,152	9,752,233	98,695	51,864,438
VIP Growth & Income Portfolio Initial Class	20,424,953	3,759,830	6,488,713	302,635	19,104,310
VIP Growth Portfolio Initial Class	17,868,742	3,221,589	3,695,797	6,168	15,847,036
VIP High Income Portfolio Initial Class	10,923,164	1,742,002	2,208,560	589,868	11,415,346
VIP Investment Grade Bond Portfolio Initial Class	98,704,908	13,275,478	20,826,125	2,233,176	93,392,735
VIP Mid Cap Portfolio Initial Class	4,910,483	922,783	1,505,863	21,836	4,556,224
VIP Overseas Portfolio Initial Class	26,869,493	12,491,623	7,017,202	459,749	30,724,206
VIP Value Portfolio Initial Class	13,096,481	1,581,384	3,584,526	126,219	12,342,318
VIP Value Strategies Portfolio Initial Class	6,319,924	1,014,188	1,883,440	64,327	5,972,558
Total	$292,838,056	$68,537,711	$69,793,404	$4,486,109	$296,777,872

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

VIP Freedom 2010 Portfolio℠

Financial Statements

Statement of Assets and Liabilities

		December 31, 2016
Assets
Investment in securities, at value (cost $271,848,996) — See accompanying schedule		$296,777,872
Receivable for investments sold		753,120
Receivable for fund shares sold		33,445
Total assets		297,564,437
Liabilities
Payable for investments purchased	$4,976
Payable for fund shares redeemed	781,082
Distribution and service plan fees payable	54,610
Total liabilities		840,668
Net Assets		$296,723,769
Net Assets consist of:
Paid in capital		$268,596,170
Accumulated undistributed net realized gain (loss) on investments		3,198,723
Net unrealized appreciation (depreciation) on investments		24,928,876
Net Assets		$296,723,769
Initial Class:
Net Asset Value, offering price and redemption price per share ($19,569,190 ÷ 1,589,645 shares)		$12.31
Service Class:
Net Asset Value, offering price and redemption price per share ($25,359,926 ÷ 2,062,600 shares)		$12.30
Service Class 2:
Net Asset Value, offering price and redemption price per share ($251,794,653 ÷ 20,576,065 shares)		$12.24

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended December 31, 2016
Investment Income
Income distributions from underlying funds		$4,486,109
Expenses
Distribution and service plan fees	$631,813
Independent trustees' fees and expenses	1,325
Total expenses before reductions	633,138
Expense reductions	(1,325)	631,813
Net investment income (loss)		3,854,296
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	(986,708)
Capital gain distributions from underlying funds	5,891,844
Total net realized gain (loss)		4,905,136
Change in net unrealized appreciation (depreciation) on underlying funds		6,182,211
Net gain (loss)		11,087,347
Net increase (decrease) in net assets resulting from operations		$14,941,643

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended December 31, 2016	Year ended December 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$3,854,296	$4,822,305
Net realized gain (loss)	4,905,136	6,948,444
Change in net unrealized appreciation (depreciation)	6,182,211	(13,081,892)
Net increase (decrease) in net assets resulting from operations	14,941,643	(1,311,143)
Distributions to shareholders from net investment income	(3,847,060)	(4,856,161)
Distributions to shareholders from net realized gain	(6,775,603)	(854,192)
Total distributions	(10,622,663)	(5,710,353)
Share transactions - net increase (decrease)	(381,624)	4,077,539
Total increase (decrease) in net assets	3,937,356	(2,943,957)
Net Assets
Beginning of period	292,786,413	295,730,370
End of period	$296,723,769	$292,786,413
Other Information
Undistributed net investment income end of period	$–	$1,103

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — VIP Freedom 2010 Portfolio Initial Class

Years ended December 31,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$12.15	$12.45	$12.30	$11.15	$10.31
Income from Investment Operations
Net investment income (loss)A	.18	.23	.21	.22	.23
Net realized and unrealized gain (loss)	.45	(.26)	.34	1.27	.98
Total from investment operations	.63	(.03)	.55	1.49	1.21
Distributions from net investment income	(.19)	(.23)	(.21)	(.21)	(.21)
Distributions from net realized gain	(.28)	(.04)	(.20)	(.14)	(.16)
Total distributions	(.47)	(.27)	(.40)B	(.34)C	(.37)
Net asset value, end of period	$12.31	$12.15	$12.45	$12.30	$11.15
Total ReturnD,E	5.45%	(.29)%	4.53%	13.49%	11.78%
Ratios to Average Net AssetsF,G
Expenses before reductionsH	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any	-%	-%	-%	-%	-%
Expenses net of all reductions	-%	-%	-%	-%	-%
Net investment income (loss)	1.51%	1.84%	1.67%	1.83%	2.07%
Supplemental Data
Net assets, end of period (000 omitted)	$19,569	$31,048	$43,381	$44,430	$27,416
Portfolio turnover rateF	23%	19%	19%	19%	18%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.40 per share is comprised of distributions from net investment income of $.206 and distributions from net realized gain of $.196 per share.

 C Total distributions of $.34 per share is comprised of distributions from net investment income of $.205 and distributions from net realized gain of $.139 per share.

 D Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Amounts do not include the activity of the Underlying Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 H Amount represents less than .005%.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — VIP Freedom 2010 Portfolio Service Class

Years ended December 31,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$12.14	$12.43	$12.29	$11.14	$10.30
Income from Investment Operations
Net investment income (loss)A	.17	.22	.20	.20	.22
Net realized and unrealized gain (loss)	.45	(.26)	.33	1.28	.98
Total from investment operations	.62	(.04)	.53	1.48	1.20
Distributions from net investment income	(.18)	(.22)	(.19)	(.19)	(.20)
Distributions from net realized gain	(.28)	(.04)	(.20)	(.14)	(.16)
Total distributions	(.46)	(.25)B	(.39)	(.33)	(.36)
Net asset value, end of period	$12.30	$12.14	$12.43	$12.29	$11.14
Total ReturnC,D	5.36%	(.31)%	4.35%	13.39%	11.69%
Ratios to Average Net AssetsE,F
Expenses before reductions	.10%	.10%	.10%	.10%	.10%
Expenses net of fee waivers, if any	.10%	.10%	.10%	.10%	.10%
Expenses net of all reductions	.10%	.10%	.10%	.10%	.10%
Net investment income (loss)	1.41%	1.74%	1.57%	1.73%	1.97%
Supplemental Data
Net assets, end of period (000 omitted)	$25,360	$23,770	$28,049	$27,143	$23,896
Portfolio turnover rateE	23%	19%	19%	19%	18%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.25 per share is comprised of distributions from net investment income of $.217 and distributions from net realized gain of $.036 per share.

 C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — VIP Freedom 2010 Portfolio Service Class 2

Years ended December 31,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$12.08	$12.38	$12.24	$11.10	$10.26
Income from Investment Operations
Net investment income (loss)A	.15	.20	.18	.19	.20
Net realized and unrealized gain (loss)	.45	(.26)	.33	1.27	.98
Total from investment operations	.60	(.06)	.51	1.46	1.18
Distributions from net investment income	(.16)	(.20)	(.18)	(.18)	(.19)
Distributions from net realized gain	(.28)	(.04)	(.20)	(.14)	(.16)
Total distributions	(.44)	(.24)	(.37)B	(.32)	(.34)C
Net asset value, end of period	$12.24	$12.08	$12.38	$12.24	$11.10
Total ReturnD,E	5.23%	(.53)%	4.21%	13.20%	11.58%
Ratios to Average Net AssetsF,G
Expenses before reductions	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	1.26%	1.59%	1.42%	1.58%	1.82%
Supplemental Data
Net assets, end of period (000 omitted)	$251,795	$237,969	$224,300	$209,377	$167,502
Portfolio turnover rateF	23%	19%	19%	19%	18%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.37 per share is comprised of distributions from net investment income of $.175 and distributions from net realized gain of $.196 per share.

 C Total distributions of $.34 per share is comprised of distributions from net investment income of $.186 and distributions from net realized gain of $.157 per share.

 D Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Amounts do not include the activity of the Underlying Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

VIP Freedom 2015 Portfolio℠

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of December 31, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
VIP Investment Grade Bond Portfolio Initial Class	27.8	29.2
VIP Overseas Portfolio Initial Class	12.5	11.5
VIP Government Money Market Portfolio Initial Class 0.34%	12.1	10.6
VIP Growth & Income Portfolio Initial Class	7.8	8.0
VIP Emerging Markets Portfolio Initial Class	7.0	7.1
VIP Equity-Income Portfolio Initial Class	6.8	7.0
VIP Growth Portfolio Initial Class	6.5	6.7
VIP Contrafund Portfolio Initial Class	6.4	6.6
VIP Value Portfolio Initial Class	5.0	5.1
VIP High Income Portfolio Initial Class	3.8	3.8
	95.7	95.6

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	36.8%
International Equity Funds	19.5%
Bond Funds	31.6%
Short-Term Funds	12.1%

Six months ago
Domestic Equity Funds	37.8%
International Equity Funds	18.6%
Bond Funds	33.0%
Short-Term Funds	10.6%

VIP Freedom 2015 Portfolio℠

Investments December 31, 2016

Showing Percentage of Net Assets

Domestic Equity Funds - 36.8%
	Shares	Value
VIP Contrafund Portfolio Initial Class (a)	188,450	$6,252,763
VIP Equity-Income Portfolio Initial Class (a)	301,862	6,631,904
VIP Growth & Income Portfolio Initial Class (a)	375,499	7,566,308
VIP Growth Portfolio Initial Class (a)	105,809	6,275,522
VIP Mid Cap Portfolio Initial Class (a)	53,103	1,804,423
VIP Value Portfolio Initial Class (a)	331,638	4,888,344
VIP Value Strategies Portfolio Initial Class (a)	149,998	2,365,472
TOTAL DOMESTIC EQUITY FUNDS
(Cost $23,533,072)		35,784,736

International Equity Funds - 19.5%
VIP Emerging Markets Portfolio Initial Class (a)	819,537	6,851,332
VIP Overseas Portfolio Initial Class (a)	680,984	12,128,323
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $17,958,392)		18,979,655

Bond Funds - 31.6%
VIP High Income Portfolio Initial Class (a)	695,362	3,741,047
VIP Investment Grade Bond Portfolio Initial Class (a)	2,141,936	27,074,071
TOTAL BOND FUNDS
(Cost $30,368,408)		30,815,118

Short-Term Funds - 12.1%
VIP Government Money Market Portfolio Initial Class 0.34% (a)(b)
(Cost $11,773,611)	11,773,611	11,773,611
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $83,633,483)		97,353,120
NET OTHER ASSETS (LIABILITIES) - 0.0%		(11,601)
NET ASSETS - 100%		$97,341,519

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
VIP Contrafund Portfolio Initial Class	$7,557,166	$1,416,005	$2,564,669	$49,495	$6,252,763
VIP Emerging Markets Portfolio Initial Class	6,517,393	1,982,222	1,896,795	35,292	6,851,332
VIP Equity-Income Portfolio Initial Class	7,973,999	1,314,266	3,160,533	143,345	6,631,904
VIP Government Money Market Portfolio Initial Class 0.34%	10,316,981	5,311,272	3,854,641	22,535	11,773,611
VIP Growth & Income Portfolio Initial Class	8,992,564	1,659,607	3,594,207	120,160	7,566,308
VIP Growth Portfolio Initial Class	7,864,375	1,452,478	2,334,708	2,448	6,275,522
VIP High Income Portfolio Initial Class	4,087,254	618,217	1,296,026	193,802	3,741,047
VIP Investment Grade Bond Portfolio Initial Class	33,114,714	4,065,593	10,903,404	650,953	27,074,071
VIP Mid Cap Portfolio Initial Class	2,162,001	410,801	846,031	8,670	1,804,423
VIP Overseas Portfolio Initial Class	12,286,227	4,808,917	4,227,225	181,943	12,128,323
VIP Value Portfolio Initial Class	5,765,964	698,562	2,066,370	50,117	4,888,344
VIP Value Strategies Portfolio Initial Class	2,782,739	444,790	1,062,660	25,541	2,365,472
Total	$109,421,377	$24,182,730	$37,807,269	$1,484,301	$97,353,120

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

VIP Freedom 2015 Portfolio℠

Financial Statements

Statement of Assets and Liabilities

		December 31, 2016
Assets
Investment in securities, at value (cost $83,633,483) — See accompanying schedule		$97,353,120
Cash		10
Receivable for investments sold		243,399
Receivable for fund shares sold		55,057
Total assets		97,651,586
Liabilities
Payable for investments purchased	$43,788
Payable for fund shares redeemed	254,549
Distribution and service plan fees payable	11,730
Total liabilities		310,067
Net Assets		$97,341,519
Net Assets consist of:
Paid in capital		$81,985,380
Accumulated undistributed net realized gain (loss) on investments		1,636,502
Net unrealized appreciation (depreciation) on investments		13,719,637
Net Assets		$97,341,519
Initial Class:
Net Asset Value, offering price and redemption price per share ($32,720,005 ÷ 2,641,771 shares)		$12.39
Service Class:
Net Asset Value, offering price and redemption price per share ($14,383,920 ÷ 1,163,232 shares)		$12.37
Service Class 2:
Net Asset Value, offering price and redemption price per share ($50,237,594 ÷ 4,075,539 shares)		$12.33

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended December 31, 2016
Investment Income
Income distributions from underlying funds		$1,484,301
Expenses
Distribution and service plan fees	$147,718
Independent trustees' fees and expenses	461
Total expenses before reductions	148,179
Expense reductions	(461)	147,718
Net investment income (loss)		1,336,583
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	(187,421)
Capital gain distributions from underlying funds	2,543,117
Total net realized gain (loss)		2,355,696
Change in net unrealized appreciation (depreciation) on underlying funds		1,743,694
Net gain (loss)		4,099,390
Net increase (decrease) in net assets resulting from operations		$5,435,973

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended December 31, 2016	Year ended December 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,336,583	$1,892,992
Net realized gain (loss)	2,355,696	3,226,007
Change in net unrealized appreciation (depreciation)	1,743,694	(5,457,901)
Net increase (decrease) in net assets resulting from operations	5,435,973	(338,902)
Distributions to shareholders from net investment income	(1,338,790)	(1,908,034)
Distributions to shareholders from net realized gain	(2,940,157)	(580,275)
Total distributions	(4,278,947)	(2,488,309)
Share transactions - net increase (decrease)	(13,223,604)	(6,382,025)
Total increase (decrease) in net assets	(12,066,578)	(9,209,236)
Net Assets
Beginning of period	109,408,097	118,617,333
End of period	$97,341,519	$109,408,097

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — VIP Freedom 2015 Portfolio Initial Class

Years ended December 31,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$12.24	$12.58	$12.43	$11.22	$10.38
Income from Investment Operations
Net investment income (loss)A	.18	.23	.21	.21	.22
Net realized and unrealized gain (loss)	.50	(.27)	.37	1.39	1.04
Total from investment operations	.68	(.04)	.58	1.60	1.26
Distributions from net investment income	(.19)	(.24)	(.21)	(.22)	(.23)
Distributions from net realized gain	(.34)	(.07)	(.22)	(.18)	(.20)
Total distributions	(.53)	(.30)B	(.43)	(.39)C	(.42)D
Net asset value, end of period	$12.39	$12.24	$12.58	$12.43	$11.22
Total ReturnE,F	5.91%	(.33)%	4.70%	14.41%	12.23%
Ratios to Average Net AssetsG,H
Expenses before reductionsI	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any	-%	-%	-%	-%	-%
Expenses net of all reductions	-%	-%	-%	-%	-%
Net investment income (loss)	1.46%	1.82%	1.68%	1.79%	2.01%
Supplemental Data
Net assets, end of period (000 omitted)	$32,720	$35,352	$39,455	$41,070	$36,449
Portfolio turnover rateG	24%	27%	29%	29%	28%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.30 per share is comprised of distributions from net investment income of $.236 and distributions from net realized gain of $.065 per share.

 C Total distributions of $.39 per share is comprised of distributions from net investment income of $.217 and distributions from net realized gain of $.175 per share.

 D Total distributions of $.42 per share is comprised of distributions from net investment income of $.227 and distributions from net realized gain of $.195 per share.

 E Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Amounts do not include the activity of the Underlying Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 I Amount represents less than .005%.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — VIP Freedom 2015 Portfolio Service Class

Years ended December 31,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$12.22	$12.56	$12.41	$11.21	$10.37
Income from Investment Operations
Net investment income (loss)A	.17	.22	.20	.20	.21
Net realized and unrealized gain (loss)	.50	(.27)	.37	1.38	1.04
Total from investment operations	.67	(.05)	.57	1.58	1.25
Distributions from net investment income	(.18)	(.22)	(.20)	(.21)	(.22)
Distributions from net realized gain	(.34)	(.07)	(.22)	(.18)	(.20)
Total distributions	(.52)	(.29)	(.42)	(.38)B	(.41)C
Net asset value, end of period	$12.37	$12.22	$12.56	$12.41	$11.21
Total ReturnD,E	5.81%	(.44)%	4.63%	14.24%	12.13%
Ratios to Average Net AssetsF,G
Expenses before reductions	.10%	.10%	.10%	.10%	.10%
Expenses net of fee waivers, if any	.10%	.10%	.10%	.10%	.10%
Expenses net of all reductions	.10%	.10%	.10%	.10%	.10%
Net investment income (loss)	1.36%	1.72%	1.58%	1.69%	1.91%
Supplemental Data
Net assets, end of period (000 omitted)	$14,384	$16,378	$15,842	$10,762	$6,600
Portfolio turnover rateF	24%	27%	29%	29%	28%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.38 per share is comprised of distributions from net investment income of $.207 and distributions from net realized gain of $.175 per share.

 C Total distributions of $.41 per share is comprised of distributions from net investment income of $.216 and distributions from net realized gain of $.195 per share.

 D Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Amounts do not include the activity of the Underlying Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — VIP Freedom 2015 Portfolio Service Class 2

Years ended December 31,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$12.19	$12.52	$12.37	$11.17	$10.34
Income from Investment Operations
Net investment income (loss)A	.15	.20	.18	.18	.19
Net realized and unrealized gain (loss)	.49	(.26)	.37	1.38	1.03
Total from investment operations	.64	(.06)	.55	1.56	1.22
Distributions from net investment income	(.16)	(.20)	(.18)	(.19)	(.20)
Distributions from net realized gain	(.34)	(.07)	(.22)	(.18)	(.20)
Total distributions	(.50)	(.27)	(.40)	(.36)B	(.39)C
Net asset value, end of period	$12.33	$12.19	$12.52	$12.37	$11.17
Total ReturnD,E	5.58%	(.51)%	4.45%	14.10%	11.90%
Ratios to Average Net AssetsF,G
Expenses before reductions	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	1.21%	1.57%	1.43%	1.54%	1.76%
Supplemental Data
Net assets, end of period (000 omitted)	$50,238	$57,679	$63,321	$62,652	$60,594
Portfolio turnover rateF	24%	27%	29%	29%	28%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.36 per share is comprised of distributions from net investment income of $.186 and distributions from net realized gain of $.175 per share.

 C Total distributions of $.39 per share is comprised of distributions from net investment income of $.199 and distributions from net realized gain of $.195 per share.

 D Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Amounts do not include the activity of the Underlying Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

VIP Freedom 2020 Portfolio℠

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of December 31, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
VIP Investment Grade Bond Portfolio Initial Class	25.4	26.8
VIP Overseas Portfolio Initial Class	13.8	13.0
VIP Growth & Income Portfolio Initial Class	8.7	8.8
VIP Government Money Market Portfolio Initial Class 0.34%	8.4	7.0
VIP Equity-Income Portfolio Initial Class	7.6	7.8
VIP Emerging Markets Portfolio Initial Class	7.5	7.5
VIP Growth Portfolio Initial Class	7.2	7.5
VIP Contrafund Portfolio Initial Class	7.2	7.3
VIP Value Portfolio Initial Class	5.6	5.6
VIP High Income Portfolio Initial Class	3.8	3.9
	95.2	95.2

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	41.1%
International Equity Funds	21.3%
Bond Funds	29.2%
Short-Term Funds	8.4%

Six months ago
Domestic Equity Funds	41.8%
International Equity Funds	20.5%
Bond Funds	30.7%
Short-Term Funds	7.0%

VIP Freedom 2020 Portfolio℠

Investments December 31, 2016

Showing Percentage of Net Assets

Domestic Equity Funds - 41.1%
	Shares	Value
VIP Contrafund Portfolio Initial Class (a)	1,522,673	$50,522,292
VIP Equity-Income Portfolio Initial Class (a)	2,438,979	53,584,365
VIP Growth & Income Portfolio Initial Class (a)	3,033,928	61,133,655
VIP Growth Portfolio Initial Class (a)	855,061	50,713,672
VIP Mid Cap Portfolio Initial Class (a)	429,090	14,580,493
VIP Value Portfolio Initial Class (a)	2,679,473	39,495,435
VIP Value Strategies Portfolio Initial Class (a)	1,211,981	19,112,933
TOTAL DOMESTIC EQUITY FUNDS
(Cost $196,503,458)		289,142,845

International Equity Funds - 21.3%
VIP Emerging Markets Portfolio Initial Class (a)	6,306,276	52,720,468
VIP Overseas Portfolio Initial Class (a)	5,464,740	97,327,014
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $142,102,232)		150,047,482

Bond Funds - 29.2%
VIP High Income Portfolio Initial Class (a)	5,025,295	27,036,089
VIP Investment Grade Bond Portfolio Initial Class (a)	14,146,232	178,808,371
TOTAL BOND FUNDS
(Cost $208,209,967)		205,844,460

Short-Term Funds - 8.4%
VIP Government Money Market Portfolio Initial Class 0.34% (a)(b)
(Cost $59,013,292)	59,013,292	59,013,292
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $605,828,949)		704,048,079
NET OTHER ASSETS (LIABILITIES) - 0.0%		(119,401)
NET ASSETS - 100%		$703,928,678

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
VIP Contrafund Portfolio Initial Class	$55,968,120	$8,127,369	$12,718,552	$398,756	$50,522,292
VIP Emerging Markets Portfolio Initial Class	46,527,233	11,866,362	7,561,199	270,755	52,720,468
VIP Equity-Income Portfolio Initial Class	59,053,501	7,585,893	17,273,612	1,154,856	53,584,365
VIP Government Money Market Portfolio Initial Class 0.34%	47,243,314	25,317,717	13,547,743	108,884	59,013,292
VIP Growth & Income Portfolio Initial Class	66,589,000	9,493,036	19,364,296	968,054	61,133,655
VIP Growth Portfolio Initial Class	58,254,565	8,380,057	10,847,904	19,730	50,713,672
VIP High Income Portfolio Initial Class	27,331,359	3,169,828	5,809,680	1,396,510	27,036,089
VIP Investment Grade Bond Portfolio Initial Class	198,513,537	19,902,464	44,342,993	4,276,956	178,808,371
VIP Mid Cap Portfolio Initial Class	16,008,525	2,355,538	4,487,583	69,853	14,580,493
VIP Overseas Portfolio Initial Class	92,381,031	31,073,616	20,565,622	1,455,847	97,327,014
VIP Value Portfolio Initial Class	42,695,610	3,346,274	10,501,036	403,747	39,495,435
VIP Value Strategies Portfolio Initial Class	20,603,221	2,423,009	5,558,294	205,773	19,112,933
Total	$731,169,016	$133,041,163	$172,578,514	$10,729,721	$704,048,079

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

VIP Freedom 2020 Portfolio℠

Financial Statements

Statement of Assets and Liabilities

		December 31, 2016
Assets
Investment in securities, at value (cost $605,828,949) — See accompanying schedule		$704,048,079
Receivable for investments sold		361,444
Receivable for fund shares sold		903,750
Total assets		705,313,273
Liabilities
Payable for fund shares redeemed	$1,264,626
Distribution and service plan fees payable	119,969
Total liabilities		1,384,595
Net Assets		$703,928,678
Net Assets consist of:
Paid in capital		$592,972,984
Accumulated undistributed net realized gain (loss) on investments		12,736,564
Net unrealized appreciation (depreciation) on investments		98,219,130
Net Assets		$703,928,678
Initial Class:
Net Asset Value, offering price and redemption price per share ($63,131,292 ÷ 5,026,369 shares)		$12.56
Service Class:
Net Asset Value, offering price and redemption price per share ($109,278,957 ÷ 8,722,997 shares)		$12.53
Service Class 2:
Net Asset Value, offering price and redemption price per share ($531,518,429 ÷ 42,560,893 shares)		$12.49

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended December 31, 2016
Investment Income
Income distributions from underlying funds		$10,729,721
Expenses
Distribution and service plan fees	$1,439,611
Independent trustees' fees and expenses	3,223
Total expenses before reductions	1,442,834
Expense reductions	(3,223)	1,439,611
Net investment income (loss)		9,290,110
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	(2,575,787)
Capital gain distributions from underlying funds	19,045,637
Total net realized gain (loss)		16,469,850
Change in net unrealized appreciation (depreciation) on underlying funds		14,992,190
Net gain (loss)		31,462,040
Net increase (decrease) in net assets resulting from operations		$40,752,150

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended December 31, 2016	Year ended December 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$9,290,110	$12,395,889
Net realized gain (loss)	16,469,850	24,187,268
Change in net unrealized appreciation (depreciation)	14,992,190	(39,900,486)
Net increase (decrease) in net assets resulting from operations	40,752,150	(3,317,329)
Distributions to shareholders from net investment income	(9,284,759)	(12,431,723)
Distributions to shareholders from net realized gain	(22,826,036)	(3,252,644)
Total distributions	(32,110,795)	(15,684,367)
Share transactions - net increase (decrease)	(35,758,845)	(11,659,744)
Total increase (decrease) in net assets	(27,117,490)	(30,661,440)
Net Assets
Beginning of period	731,046,168	761,707,608
End of period	$703,928,678	$731,046,168

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — VIP Freedom 2020 Portfolio Initial Class

Years ended December 31,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$12.44	$12.77	$12.61	$11.21	$10.21
Income from Investment Operations
Net investment income (loss)A	.18	.24	.22	.22	.24
Net realized and unrealized gain (loss)	.53	(.27)	.38	1.56	1.12
Total from investment operations	.71	(.03)	.60	1.78	1.36
Distributions from net investment income	(.19)	(.24)	(.22)	(.22)	(.23)
Distributions from net realized gain	(.39)	(.06)	(.23)	(.16)	(.13)
Total distributions	(.59)B	(.30)	(.44)C	(.38)	(.36)
Net asset value, end of period	$12.56	$12.44	$12.77	$12.61	$11.21
Total ReturnD,E	6.12%	(.27)%	4.82%	16.01%	13.38%
Ratios to Average Net AssetsF,G
Expenses before reductionsH	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any	-%	-%	-%	-%	-%
Expenses net of all reductions	-%	-%	-%	-%	-%
Net investment income (loss)	1.50%	1.84%	1.70%	1.84%	2.16%
Supplemental Data
Net assets, end of period (000 omitted)	$63,131	$87,496	$101,533	$91,328	$58,113
Portfolio turnover rateF	19%	17%	15%	20%	15%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.59 per share is comprised of distributions from net investment income of $.193 and distributions from net realized gain of $.393 per share.

 C Total distributions of $.44 per share is comprised of distributions from net investment income of $.216 and distributions from net realized gain of $.227 per share.

 D Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Amounts do not include the activity of the Underlying Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 H Amount represents less than .005%.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — VIP Freedom 2020 Portfolio Service Class

Years ended December 31,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$12.41	$12.74	$12.59	$11.19	$10.20
Income from Investment Operations
Net investment income (loss)A	.17	.23	.20	.21	.23
Net realized and unrealized gain (loss)	.53	(.27)	.38	1.56	1.11
Total from investment operations	.70	(.04)	.58	1.77	1.34
Distributions from net investment income	(.18)	(.23)	(.21)	(.21)	(.22)
Distributions from net realized gain	(.39)	(.06)	(.23)	(.16)	(.13)
Total distributions	(.58)B	(.29)	(.43)C	(.37)	(.35)
Net asset value, end of period	$12.53	$12.41	$12.74	$12.59	$11.19
Total ReturnD,E	6.04%	(.37)%	4.66%	15.95%	13.19%
Ratios to Average Net AssetsF,G
Expenses before reductions	.10%	.10%	.10%	.10%	.10%
Expenses net of fee waivers, if any	.10%	.10%	.10%	.10%	.10%
Expenses net of all reductions	.10%	.10%	.10%	.10%	.10%
Net investment income (loss)	1.40%	1.74%	1.60%	1.74%	2.06%
Supplemental Data
Net assets, end of period (000 omitted)	$109,279	$94,022	$76,679	$65,867	$45,779
Portfolio turnover rateF	19%	17%	15%	20%	15%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.58 per share is comprised of distributions from net investment income of $.182 and distributions from net realized gain of $.393 per share.

 C Total distributions of $.43 per share is comprised of distributions from net investment income of $.205 and distributions from net realized gain of $.227 per share.

 D Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Amounts do not include the activity of the Underlying Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — VIP Freedom 2020 Portfolio Service Class 2

Years ended December 31,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$12.38	$12.70	$12.54	$11.16	$10.17
Income from Investment Operations
Net investment income (loss)A	.15	.21	.18	.19	.21
Net realized and unrealized gain (loss)	.51	(.27)	.39	1.54	1.11
Total from investment operations	.66	(.06)	.57	1.73	1.32
Distributions from net investment income	(.16)	(.21)	(.18)	(.19)	(.20)
Distributions from net realized gain	(.39)	(.06)	(.23)	(.16)	(.13)
Total distributions	(.55)	(.26)B	(.41)	(.35)	(.33)
Net asset value, end of period	$12.49	$12.38	$12.70	$12.54	$11.16
Total ReturnC,D	5.80%	(.46)%	4.60%	15.63%	13.07%
Ratios to Average Net AssetsE,F
Expenses before reductions	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	1.25%	1.59%	1.45%	1.59%	1.91%
Supplemental Data
Net assets, end of period (000 omitted)	$531,518	$549,528	$583,496	$582,722	$520,011
Portfolio turnover rateE	19%	17%	15%	20%	15%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.26 per share is comprised of distributions from net investment income of $.208 and distributions from net realized gain of $.056 per share.

 C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

VIP Freedom 2025 Portfolio℠

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of December 31, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
VIP Investment Grade Bond Portfolio Initial Class	22.0	22.0
VIP Overseas Portfolio Initial Class	15.2	14.4
VIP Growth & Income Portfolio Initial Class	9.5	9.8
VIP Equity-Income Portfolio Initial Class	8.3	8.6
VIP Growth Portfolio Initial Class	7.9	8.3
VIP Emerging Markets Portfolio Initial Class	7.9	8.1
VIP Contrafund Portfolio Initial Class	7.9	8.2
VIP Value Portfolio Initial Class	6.2	6.3
VIP Government Money Market Portfolio Initial Class 0.34%	5.9	5.1
VIP High Income Portfolio Initial Class	3.9	3.8
	94.7	94.6

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	45.1%
International Equity Funds	23.1%
Bond Funds	25.9%
Short-Term Funds	5.9%

Six months ago
Domestic Equity Funds	46.6%
International Equity Funds	22.5%
Bond Funds	25.8%
Short-Term Funds	5.1%

VIP Freedom 2025 Portfolio℠

Investments December 31, 2016

Showing Percentage of Net Assets

Domestic Equity Funds - 45.1%
	Shares	Value
VIP Contrafund Portfolio Initial Class (a)	322,322	$10,694,628
VIP Equity-Income Portfolio Initial Class (a)	516,152	11,339,849
VIP Growth & Income Portfolio Initial Class (a)	642,057	12,937,445
VIP Growth Portfolio Initial Class (a)	181,090	10,740,465
VIP Mid Cap Portfolio Initial Class (a)	90,845	3,086,927
VIP Value Portfolio Initial Class (a)	567,058	8,358,436
VIP Value Strategies Portfolio Initial Class (a)	256,559	4,045,932
TOTAL DOMESTIC EQUITY FUNDS
(Cost $48,417,360)		61,203,682

International Equity Funds - 23.1%
VIP Emerging Markets Portfolio Initial Class (a)	1,282,847	10,724,603
VIP Overseas Portfolio Initial Class (a)	1,155,685	20,582,747
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $30,798,905)		31,307,350

Bond Funds - 25.9%
VIP High Income Portfolio Initial Class (a)	967,039	5,202,667
VIP Investment Grade Bond Portfolio Initial Class (a)	2,361,251	29,846,209
TOTAL BOND FUNDS
(Cost $35,677,362)		35,048,876

Short-Term Funds - 5.9%
VIP Government Money Market Portfolio Initial Class 0.34% (a)(b)
(Cost $8,029,237)	8,029,237	8,029,237
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $122,922,864)		135,589,145
NET OTHER ASSETS (LIABILITIES) - 0.0%		(16,227)
NET ASSETS - 100%		$135,572,918

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
VIP Contrafund Portfolio Initial Class	$9,757,612	$3,296,910	$2,325,945	$84,347	$10,694,628
VIP Emerging Markets Portfolio Initial Class	7,812,141	3,943,679	1,339,962	55,036	10,724,603
VIP Equity-Income Portfolio Initial Class	10,299,890	3,413,840	3,262,248	244,218	11,339,849
VIP Government Money Market Portfolio Initial Class 0.34%	3,765,099	5,641,251	1,377,114	13,080	8,029,237
VIP Growth & Income Portfolio Initial Class	11,614,475	3,934,328	3,590,450	204,716	12,937,445
VIP Growth Portfolio Initial Class	10,159,178	3,448,336	2,053,457	4,176	10,740,465
VIP High Income Portfolio Initial Class	4,272,157	1,503,827	954,754	268,538	5,202,667
VIP Investment Grade Bond Portfolio Initial Class	26,202,534	10,534,846	7,378,817	709,972	29,846,209
VIP Mid Cap Portfolio Initial Class	2,792,118	954,489	829,549	14,777	3,086,927
VIP Overseas Portfolio Initial Class	16,448,853	9,021,013	3,851,847	307,656	20,582,747
VIP Value Portfolio Initial Class	7,446,789	2,039,588	1,927,879	85,383	8,358,436
VIP Value Strategies Portfolio Initial Class	3,593,628	1,137,287	1,024,603	43,527	4,045,932
Total	$114,164,474	$48,869,394	$29,916,625	$2,035,426	$135,589,145

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

VIP Freedom 2025 Portfolio℠

Financial Statements

Statement of Assets and Liabilities

		December 31, 2016
Assets
Investment in securities, at value (cost $122,922,864) — See accompanying schedule		$135,589,145
Receivable for investments sold		306,329
Receivable for fund shares sold		97,935
Total assets		135,993,409
Liabilities
Payable for investments purchased	$5,739
Payable for fund shares redeemed	398,446
Distribution and service plan fees payable	16,306
Total liabilities		420,491
Net Assets		$135,572,918
Net Assets consist of:
Paid in capital		$120,917,260
Accumulated undistributed net realized gain (loss) on investments		1,989,377
Net unrealized appreciation (depreciation) on investments		12,666,281
Net Assets		$135,572,918
Initial Class:
Net Asset Value, offering price and redemption price per share ($27,358,800 ÷ 2,112,299 shares)		$12.95
Service Class:
Net Asset Value, offering price and redemption price per share ($48,318,880 ÷ 3,738,868 shares)		$12.92
Service Class 2:
Net Asset Value, offering price and redemption price per share ($59,895,238 ÷ 4,655,568 shares)		$12.87

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended December 31, 2016
Investment Income
Income distributions from underlying funds		$2,035,426
Expenses
Distribution and service plan fees	$180,055
Independent trustees' fees and expenses	546
Total expenses before reductions	180,601
Expense reductions	(546)	180,055
Net investment income (loss)		1,855,371
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	(537,814)
Capital gain distributions from underlying funds	3,347,786
Total net realized gain (loss)		2,809,972
Change in net unrealized appreciation (depreciation) on underlying funds		3,009,705
Net gain (loss)		5,819,677
Net increase (decrease) in net assets resulting from operations		$7,675,048

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended December 31, 2016	Year ended December 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,855,371	$1,995,498
Net realized gain (loss)	2,809,972	3,896,247
Change in net unrealized appreciation (depreciation)	3,009,705	(6,445,911)
Net increase (decrease) in net assets resulting from operations	7,675,048	(554,166)
Distributions to shareholders from net investment income	(1,853,875)	(1,997,317)
Distributions to shareholders from net realized gain	(3,655,485)	(616,161)
Total distributions	(5,509,360)	(2,613,478)
Share transactions - net increase (decrease)	19,256,705	11,524,589
Total increase (decrease) in net assets	21,422,393	8,356,945
Net Assets
Beginning of period	114,150,525	105,793,580
End of period	$135,572,918	$114,150,525

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — VIP Freedom 2025 Portfolio Initial Class

Years ended December 31,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$12.82	$13.16	$12.99	$11.20	$10.02
Income from Investment Operations
Net investment income (loss)A	.21	.26	.24	.25	.24
Net realized and unrealized gain (loss)	.52	(.28)	.41	1.97	1.27
Total from investment operations	.73	(.02)	.65	2.22	1.51
Distributions from net investment income	(.20)	(.25)	(.22)	(.23)	(.21)
Distributions from net realized gain	(.41)	(.07)	(.26)	(.20)	(.12)
Total distributions	(.60)B	(.32)	(.48)	(.43)	(.33)
Net asset value, end of period	$12.95	$12.82	$13.16	$12.99	$11.20
Total ReturnC,D	6.18%	(.18)%	5.06%	19.95%	15.11%
Ratios to Average Net AssetsE,F
Expenses before reductionsG	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any	-%	-%	-%	-%	-%
Expenses net of all reductions	-%	-%	-%	-%	-%
Net investment income (loss)	1.65%	1.91%	1.78%	2.03%	2.17%
Supplemental Data
Net assets, end of period (000 omitted)	$27,359	$25,152	$26,137	$24,548	$17,792
Portfolio turnover rateE	24%	20%	29%	30%	34%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.60 per share is comprised of distributions from net investment income of $.196 and distributions from net realized gain of $.405 per share.

 C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Amount represents less than .005%.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — VIP Freedom 2025 Portfolio Service Class

Years ended December 31,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$12.79	$13.14	$12.97	$11.18	$10.01
Income from Investment Operations
Net investment income (loss)A	.20	.24	.22	.23	.22
Net realized and unrealized gain (loss)	.52	(.28)	.42	1.98	1.27
Total from investment operations	.72	(.04)	.64	2.21	1.49
Distributions from net investment income	(.19)	(.23)	(.21)	(.22)	(.20)
Distributions from net realized gain	(.41)	(.07)	(.26)	(.20)	(.12)
Total distributions	(.59)B	(.31)C	(.47)	(.42)	(.32)
Net asset value, end of period	$12.92	$12.79	$13.14	$12.97	$11.18
Total ReturnD,E	6.11%	(.36)%	4.98%	19.89%	14.97%
Ratios to Average Net AssetsF,G
Expenses before reductions	.10%	.10%	.10%	.10%	.10%
Expenses net of fee waivers, if any	.10%	.10%	.10%	.10%	.10%
Expenses net of all reductions	.10%	.10%	.10%	.10%	.10%
Net investment income (loss)	1.55%	1.81%	1.68%	1.93%	2.07%
Supplemental Data
Net assets, end of period (000 omitted)	$48,319	$36,677	$30,291	$21,780	$16,558
Portfolio turnover rateF	24%	20%	29%	30%	34%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.59 per share is comprised of distributions from net investment income of $.185 and distributions from net realized gain of $.405 per share.

 C Total distributions of $.31 per share is comprised of distributions from net investment income of $.234 and distributions from net realized gain of $.072 per share.

 D Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Amounts do not include the activity of the Underlying Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — VIP Freedom 2025 Portfolio Service Class 2

Years ended December 31,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$12.74	$13.09	$12.92	$11.14	$9.97
Income from Investment Operations
Net investment income (loss)A	.18	.22	.20	.22	.21
Net realized and unrealized gain (loss)	.52	(.28)	.42	1.96	1.26
Total from investment operations	.70	(.06)	.62	2.18	1.47
Distributions from net investment income	(.17)	(.22)	(.19)	(.20)	(.18)
Distributions from net realized gain	(.41)	(.07)	(.26)	(.20)	(.12)
Total distributions	(.57)B	(.29)	(.45)	(.40)	(.30)
Net asset value, end of period	$12.87	$12.74	$13.09	$12.92	$11.14
Total ReturnC,D	5.98%	(.50)%	4.85%	19.71%	14.80%
Ratios to Average Net AssetsE,F
Expenses before reductions	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	1.40%	1.66%	1.53%	1.78%	1.92%
Supplemental Data
Net assets, end of period (000 omitted)	$59,895	$52,321	$49,366	$46,379	$33,051
Portfolio turnover rateE	24%	20%	29%	30%	34%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.57 per share is comprised of distributions from net investment income of $.166 and distributions from net realized gain of $.405 per share.

 C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

VIP Freedom 2030 Portfolio℠

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of December 31, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
VIP Overseas Portfolio Initial Class	18.5	17.9
VIP Investment Grade Bond Portfolio Initial Class	12.6	11.6
VIP Growth & Income Portfolio Initial Class	11.7	11.9
VIP Equity-Income Portfolio Initial Class	10.2	10.6
VIP Growth Portfolio Initial Class	9.7	10.1
VIP Contrafund Portfolio Initial Class	9.7	10.0
VIP Emerging Markets Portfolio Initial Class	9.0	9.1
VIP Value Portfolio Initial Class	7.5	7.6
VIP High Income Portfolio Initial Class	3.8	3.8
VIP Value Strategies Portfolio Initial Class	3.7	3.7
	96.4	96.3

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	55.3%
International Equity Funds	27.5%
Bond Funds	16.4%
Short-Term Funds	0.8%

Six months ago
Domestic Equity Funds	56.8%
International Equity Funds	27.0%
Bond Funds	15.4%
Short-Term Funds	0.8%

VIP Freedom 2030 Portfolio℠

Investments December 31, 2016

Showing Percentage of Net Assets

Domestic Equity Funds - 55.3%
	Shares	Value
VIP Contrafund Portfolio Initial Class (a)	759,620	$25,204,207
VIP Equity-Income Portfolio Initial Class (a)	1,216,740	26,731,774
VIP Growth & Income Portfolio Initial Class (a)	1,513,546	30,497,948
VIP Growth Portfolio Initial Class (a)	426,582	25,300,570
VIP Mid Cap Portfolio Initial Class (a)	214,070	7,274,102
VIP Value Portfolio Initial Class (a)	1,336,693	19,702,852
VIP Value Strategies Portfolio Initial Class (a)	604,613	9,534,740
TOTAL DOMESTIC EQUITY FUNDS
(Cost $111,492,346)		144,246,193

International Equity Funds - 27.5%
VIP Emerging Markets Portfolio Initial Class (a)	2,798,853	23,398,414
VIP Overseas Portfolio Initial Class (a)	2,715,516	48,363,345
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $70,236,052)		71,761,759

Bond Funds - 16.4%
VIP High Income Portfolio Initial Class (a)	1,859,213	10,002,566
VIP Investment Grade Bond Portfolio Initial Class (a)	2,604,500	32,920,874
TOTAL BOND FUNDS
(Cost $43,684,280)		42,923,440

Short-Term Funds - 0.8%
VIP Government Money Market Portfolio Initial Class 0.34% (a)(b)
(Cost $2,064,694)	2,064,694	2,064,694
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $227,477,372)		260,996,086
NET OTHER ASSETS (LIABILITIES) - 0.0%		(33,661)
NET ASSETS - 100%		$260,962,425

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
VIP Contrafund Portfolio Initial Class	$26,983,105	$5,441,513	$6,901,860	$198,612	$25,204,207
VIP Emerging Markets Portfolio Initial Class	20,408,441	6,507,230	4,350,071	119,960	23,398,414
VIP Equity-Income Portfolio Initial Class	28,466,124	5,709,339	9,604,582	575,214	26,731,774
VIP Government Money Market Portfolio Initial Class 0.34%	3,467,507	556,930	1,959,743	4,431	2,064,694
VIP Growth & Income Portfolio Initial Class	32,094,830	6,318,821	10,229,904	482,174	30,497,948
VIP Growth Portfolio Initial Class	28,091,218	6,264,310	6,687,473	9,827	25,300,570
VIP High Income Portfolio Initial Class	9,812,148	2,037,653	2,710,365	515,830	10,002,566
VIP Investment Grade Bond Portfolio Initial Class	27,531,638	12,340,977	7,443,311	781,814	32,920,874
VIP Mid Cap Portfolio Initial Class	7,717,230	1,556,181	2,370,242	34,793	7,274,102
VIP Overseas Portfolio Initial Class	46,685,271	15,747,646	11,216,242	722,245	48,363,345
VIP Value Portfolio Initial Class	20,580,872	2,845,699	5,696,226	201,097	19,702,852
VIP Value Strategies Portfolio Initial Class	9,929,818	1,728,812	2,946,786	102,489	9,534,740
Total	$261,768,202	$67,055,111	$72,116,805	$3,748,486	$260,996,086

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

VIP Freedom 2030 Portfolio℠

Financial Statements

Statement of Assets and Liabilities

		December 31, 2016
Assets
Investment in securities, at value (cost $227,477,372) — See accompanying schedule		$260,996,086
Receivable for investments sold		923,703
Receivable for fund shares sold		58,135
Total assets		261,977,924
Liabilities
Payable for fund shares redeemed	$981,822
Distribution and service plan fees payable	33,677
Total liabilities		1,015,499
Net Assets		$260,962,425
Net Assets consist of:
Paid in capital		$222,677,300
Accumulated undistributed net realized gain (loss) on investments		4,766,411
Net unrealized appreciation (depreciation) on investments		33,518,714
Net Assets		$260,962,425
Initial Class:
Net Asset Value, offering price and redemption price per share ($57,779,108 ÷ 4,532,790 shares)		$12.75
Service Class:
Net Asset Value, offering price and redemption price per share ($70,500,922 ÷ 5,539,646 shares)		$12.73
Service Class 2:
Net Asset Value, offering price and redemption price per share ($132,682,395 ÷ 10,459,582 shares)		$12.69

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended December 31, 2016
Investment Income
Income distributions from underlying funds		$3,748,486
Expenses
Distribution and service plan fees	$390,547
Independent trustees' fees and expenses	1,183
Total expenses before reductions	391,730
Expense reductions	(1,183)	390,547
Net investment income (loss)		3,357,939
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	(2,076,642)
Capital gain distributions from underlying funds	9,097,445
Total net realized gain (loss)		7,020,803
Change in net unrealized appreciation (depreciation) on underlying funds		6,366,214
Net gain (loss)		13,387,017
Net increase (decrease) in net assets resulting from operations		$16,744,956

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended December 31, 2016	Year ended December 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$3,357,939	$4,258,626
Net realized gain (loss)	7,020,803	10,767,824
Change in net unrealized appreciation (depreciation)	6,366,214	(16,539,898)
Net increase (decrease) in net assets resulting from operations	16,744,956	(1,513,448)
Distributions to shareholders from net investment income	(3,361,127)	(4,262,242)
Distributions to shareholders from net realized gain	(10,242,697)	(1,432,334)
Total distributions	(13,603,824)	(5,694,576)
Share transactions - net increase (decrease)	(3,913,592)	(8,052,132)
Total increase (decrease) in net assets	(772,460)	(15,260,156)
Net Assets
Beginning of period	261,734,885	276,995,041
End of period	$260,962,425	$261,734,885

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — VIP Freedom 2030 Portfolio Initial Class

Years ended December 31,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$12.68	$13.01	$12.84	$10.88	$9.70
Income from Investment Operations
Net investment income (loss)A	.18	.22	.22	.22	.25
Net realized and unrealized gain (loss)	.57	(.25)	.41	2.12	1.26
Total from investment operations	.75	(.03)	.63	2.34	1.51
Distributions from net investment income	(.19)	(.23)	(.21)	(.21)	(.23)
Distributions from net realized gain	(.49)	(.07)	(.25)	(.17)	(.10)
Total distributions	(.68)	(.30)	(.46)	(.38)	(.33)
Net asset value, end of period	$12.75	$12.68	$13.01	$12.84	$10.88
Total ReturnB,C	6.61%	(.24)%	4.96%	21.66%	15.58%
Ratios to Average Net AssetsD,E
Expenses before reductionsF	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any	-%	-%	-%	-%	-%
Expenses net of all reductions	-%	-%	-%	-%	-%
Net investment income (loss)	1.42%	1.66%	1.70%	1.88%	2.39%
Supplemental Data
Net assets, end of period (000 omitted)	$57,779	$68,661	$72,243	$64,173	$39,111
Portfolio turnover rateE	25%	26%	18%	30%	17%

 A Calculated based on average shares outstanding during the period.

 B Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 E Amounts do not include the activity of the Underlying Funds.

 F Amount represents less than .005%.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — VIP Freedom 2030 Portfolio Service Class

Years ended December 31,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$12.66	$12.99	$12.82	$10.87	$9.69
Income from Investment Operations
Net investment income (loss)A	.16	.21	.21	.21	.24
Net realized and unrealized gain (loss)	.58	(.25)	.41	2.11	1.26
Total from investment operations	.74	(.04)	.62	2.32	1.50
Distributions from net investment income	(.17)	(.22)	(.19)	(.20)	(.22)
Distributions from net realized gain	(.49)	(.07)	(.25)	(.17)	(.10)
Total distributions	(.67)B	(.29)	(.45)C	(.37)	(.32)
Net asset value, end of period	$12.73	$12.66	$12.99	$12.82	$10.87
Total ReturnD,E	6.52%	(.34)%	4.86%	21.50%	15.48%
Ratios to Average Net AssetsF,G
Expenses before reductions	.10%	.10%	.10%	.10%	.10%
Expenses net of fee waivers, if any	.10%	.10%	.10%	.10%	.10%
Expenses net of all reductions	.10%	.10%	.10%	.10%	.10%
Net investment income (loss)	1.32%	1.56%	1.60%	1.78%	2.29%
Supplemental Data
Net assets, end of period (000 omitted)	$70,501	$59,096	$53,484	$46,868	$32,295
Portfolio turnover rateG	25%	26%	18%	30%	17%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.67 per share is comprised of distributions from net investment income of $.173 and distributions from net realized gain of $.494 per share.

 C Total distributions of $.45 per share is comprised of distributions from net investment income of $.194 and distributions from net realized gain of $.254 per share.

 D Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Amounts do not include the activity of the Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — VIP Freedom 2030 Portfolio Service Class 2

Years ended December 31,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$12.62	$12.95	$12.78	$10.83	$9.67
Income from Investment Operations
Net investment income (loss)A	.14	.19	.19	.19	.23
Net realized and unrealized gain (loss)	.58	(.25)	.41	2.11	1.23
Total from investment operations	.72	(.06)	.60	2.30	1.46
Distributions from net investment income	(.15)	(.20)	(.18)	(.18)	(.21)
Distributions from net realized gain	(.49)	(.07)	(.25)	(.17)	(.10)
Total distributions	(.65)B	(.27)	(.43)	(.35)	(.30)C
Net asset value, end of period	$12.69	$12.62	$12.95	$12.78	$10.83
Total ReturnD,E	6.37%	(.53)%	4.74%	21.41%	15.18%
Ratios to Average Net AssetsF,G
Expenses before reductions	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	1.17%	1.41%	1.45%	1.63%	2.14%
Supplemental Data
Net assets, end of period (000 omitted)	$132,682	$133,978	$151,268	$131,930	$94,419
Portfolio turnover rateG	25%	26%	18%	30%	17%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.65 per share is comprised of distributions from net investment income of $.153 and distributions from net realized gain of $.494 per share.

 C Total distributions of $.30 per share is comprised of distributions from net investment income of $.207 and distributions from net realized gain of $.096 per share.

 D Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Amounts do not include the activity of the Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

VIP Freedom 2035 Portfolio℠

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of December 31, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
VIP Overseas Portfolio Initial Class	20.9	20.0
VIP Growth & Income Portfolio Initial Class	13.2	13.4
VIP Equity-Income Portfolio Initial Class	11.6	11.8
VIP Growth Portfolio Initial Class	11.0	11.3
VIP Contrafund Portfolio Initial Class	10.9	11.1
VIP Emerging Markets Portfolio Initial Class	9.7	9.8
VIP Value Portfolio Initial Class	8.5	8.5
VIP Value Strategies Portfolio Initial Class	4.1	4.2
VIP High Income Portfolio Initial Class	3.8	3.8
VIP Mid Cap Portfolio Initial Class	3.2	3.2
	96.9	97.1

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	62.5%
International Equity Funds	30.6%
Bond Funds	6.1%
Short-Term Funds	0.8%

Six months ago
Domestic Equity Funds	63.5%
International Equity Funds	29.8%
Bond Funds	5.9%
Short-Term Funds	0.8%

VIP Freedom 2035 Portfolio℠

Investments December 31, 2016

Showing Percentage of Net Assets

Domestic Equity Funds - 62.5%
	Shares	Value
VIP Contrafund Portfolio Initial Class (a)	120,693	$4,004,596
VIP Equity-Income Portfolio Initial Class (a)	193,235	4,245,376
VIP Growth & Income Portfolio Initial Class (a)	240,373	4,843,512
VIP Growth Portfolio Initial Class (a)	67,841	4,023,678
VIP Mid Cap Portfolio Initial Class (a)	34,023	1,156,101
VIP Value Portfolio Initial Class (a)	212,285	3,129,086
VIP Value Strategies Portfolio Initial Class (a)	96,078	1,515,148
TOTAL DOMESTIC EQUITY FUNDS
(Cost $22,009,891)		22,917,497

International Equity Funds - 30.6%
VIP Emerging Markets Portfolio Initial Class (a)	423,669	3,541,873
VIP Overseas Portfolio Initial Class (a)	431,053	7,677,049
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $11,699,117)		11,218,922

Bond Funds - 6.1%
VIP High Income Portfolio Initial Class (a)	260,816	1,403,189
VIP Investment Grade Bond Portfolio Initial Class (a)	65,410	826,788
TOTAL BOND FUNDS
(Cost $2,271,768)		2,229,977

Short-Term Funds - 0.8%
VIP Government Money Market Portfolio Initial Class 0.34% (a)(b)
(Cost $289,799)	289,799	289,799
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $36,270,575)		36,656,195
NET OTHER ASSETS (LIABILITIES) - 0.0%		(6,246)
NET ASSETS - 100%		$36,649,949

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
VIP Contrafund Portfolio Initial Class	$2,672,572	$1,812,732	$527,445	$31,401	$4,004,596
VIP Emerging Markets Portfolio Initial Class	1,961,877	1,821,623	300,169	18,067	3,541,873
VIP Equity-Income Portfolio Initial Class	2,820,554	1,920,218	815,605	90,907	4,245,376
VIP Government Money Market Portfolio Initial Class 0.34%	312,017	147,421	169,640	498	289,799
VIP Growth & Income Portfolio Initial Class	3,181,522	2,134,556	854,557	76,203	4,843,512
VIP Growth Portfolio Initial Class	2,780,156	1,934,889	498,415	1,554	4,023,678
VIP High Income Portfolio Initial Class	884,011	642,347	203,114	72,007	1,403,189
VIP Investment Grade Bond Portfolio Initial Class	480,847	468,692	125,709	19,421	826,788
VIP Mid Cap Portfolio Initial Class	764,849	515,211	194,821	5,502	1,156,101
VIP Overseas Portfolio Initial Class	4,680,687	4,139,822	814,618	114,088	7,677,049
VIP Value Portfolio Initial Class	2,040,008	1,279,636	467,129	31,782	3,129,086
VIP Value Strategies Portfolio Initial Class	984,905	644,495	233,020	16,207	1,515,148
Total	$23,564,005	$17,461,642	$5,204,242	$477,637	$36,656,195

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

VIP Freedom 2035 Portfolio℠

Financial Statements

Statement of Assets and Liabilities

		December 31, 2016
Assets
Investment in securities, at value (cost $36,270,575) — See accompanying schedule		$36,656,195
Receivable for investments sold		110,433
Receivable for fund shares sold		75,804
Total assets		36,842,432
Liabilities
Payable for investments purchased	$1,160
Payable for fund shares redeemed	185,069
Distribution and service plan fees payable	6,254
Total liabilities		192,483
Net Assets		$36,649,949
Net Assets consist of:
Paid in capital		$35,651,601
Accumulated undistributed net realized gain (loss) on investments		612,728
Net unrealized appreciation (depreciation) on investments		385,620
Net Assets		$36,649,949
Initial Class:
Net Asset Value, offering price and redemption price per share ($3,521,833 ÷ 181,657 shares)		$19.39
Service Class:
Net Asset Value, offering price and redemption price per share ($4,661,107 ÷ 240,755 shares)		$19.36
Service Class 2:
Net Asset Value, offering price and redemption price per share ($28,467,009 ÷ 1,476,930 shares)		$19.27

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended December 31, 2016
Investment Income
Income distributions from underlying funds		$477,637
Expenses
Distribution and service plan fees	$62,227
Independent trustees' fees and expenses	126
Total expenses before reductions	62,353
Expense reductions	(126)	62,227
Net investment income (loss)		415,410
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	(110,904)
Capital gain distributions from underlying funds	929,770
Total net realized gain (loss)		818,866
Change in net unrealized appreciation (depreciation) on underlying funds		945,659
Net gain (loss)		1,764,525
Net increase (decrease) in net assets resulting from operations		$2,179,935

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended December 31, 2016	Year ended December 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$415,410	$339,744
Net realized gain (loss)	818,866	728,939
Change in net unrealized appreciation (depreciation)	945,659	(1,301,660)
Net increase (decrease) in net assets resulting from operations	2,179,935	(232,977)
Distributions to shareholders from net investment income	(416,037)	(339,892)
Distributions to shareholders from net realized gain	(791,246)	(114,912)
Total distributions	(1,207,283)	(454,804)
Share transactions - net increase (decrease)	12,117,540	9,034,191
Total increase (decrease) in net assets	13,090,192	8,346,410
Net Assets
Beginning of period	23,559,757	15,213,347
End of period	$36,649,949	$23,559,757
Other Information
Undistributed net investment income end of period	$–	$396

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — VIP Freedom 2035 Portfolio Initial Class

Years ended December 31,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$19.05	$19.52	$19.16	$15.76	$13.82
Income from Investment Operations
Net investment income (loss)A	.31	.39	.39	.66	.49
Net realized and unrealized gain (loss)	.88	(.44)	.55	3.24	1.83
Total from investment operations	1.19	(.05)	.94	3.90	2.32
Distributions from net investment income	(.26)	(.32)	(.29)	(.29)	(.31)
Distributions from net realized gain	(.60)	(.10)	(.29)	(.20)	(.07)
Total distributions	(.85)B	(.42)	(.58)	(.50)C	(.38)
Net asset value, end of period	$19.39	$19.05	$19.52	$19.16	$15.76
Total ReturnD,E	6.87%	(.31)%	4.93%	24.84%	16.82%
Ratios to Average Net AssetsF,G
Expenses before reductionsH	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any	-%	-%	-%	-%	-%
Expenses net of all reductions	-%	-%	-%	-%	-%
Net investment income (loss)	1.65%	1.98%	2.02%	3.72%	3.20%
Supplemental Data
Net assets, end of period (000 omitted)	$3,522	$1,545	$539	$1,054	$128
Portfolio turnover rateG	18%	22%	26%	31%	19%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.85 per share is comprised of distributions from net investment income of $.255 and distributions from net realized gain of $.599 per share.

 C Total distributions of $.50 per share is comprised of distributions from net investment income of $.292 and distributions from net realized gain of $.204 per share.

 D Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Amounts do not include the activity of the Underlying Funds.

 H Amount represents less than .005%.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — VIP Freedom 2035 Portfolio Service Class

Years ended December 31,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$19.04	$19.51	$19.15	$15.76	$13.82
Income from Investment Operations
Net investment income (loss)A	.29	.37	.38	.64	.47
Net realized and unrealized gain (loss)	.87	(.44)	.55	3.24	1.84
Total from investment operations	1.16	(.07)	.93	3.88	2.31
Distributions from net investment income	(.24)	(.30)	(.28)	(.28)	(.30)
Distributions from net realized gain	(.60)	(.10)	(.29)	(.20)	(.07)
Total distributions	(.84)	(.40)	(.57)	(.49)B	(.37)
Net asset value, end of period	$19.36	$19.04	$19.51	$19.15	$15.76
Total ReturnC,D	6.70%	(.40)%	4.87%	24.72%	16.71%
Ratios to Average Net AssetsE,F
Expenses before reductions	.10%	.10%	.10%	.10%	.10%
Expenses net of fee waivers, if any	.10%	.10%	.10%	.10%	.10%
Expenses net of all reductions	.10%	.10%	.10%	.10%	.10%
Net investment income (loss)	1.55%	1.88%	1.92%	3.62%	3.10%
Supplemental Data
Net assets, end of period (000 omitted)	$4,661	$2,010	$1,639	$289	$105
Portfolio turnover rateF	18%	22%	26%	31%	19%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.49 per share is comprised of distributions from net investment income of $.283 and distributions from net realized gain of $.204 per share.

 C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F Amounts do not include the activity of the Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — VIP Freedom 2035 Portfolio Service Class 2

Years ended December 31,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$18.96	$19.43	$19.09	$15.73	$13.80
Income from Investment Operations
Net investment income (loss)A	.26	.34	.34	.62	.45
Net realized and unrealized gain (loss)	.86	(.43)	.54	3.22	1.84
Total from investment operations	1.12	(.09)	.88	3.84	2.29
Distributions from net investment income	(.22)	(.28)	(.26)	(.27)	(.29)
Distributions from net realized gain	(.60)	(.10)	(.29)	(.20)	(.07)
Total distributions	(.81)B	(.38)	(.54)C	(.48)D	(.36)
Net asset value, end of period	$19.27	$18.96	$19.43	$19.09	$15.73
Total ReturnE,F	6.52%	(.51)%	4.65%	24.50%	16.61%
Ratios to Average Net AssetsG,H
Expenses before reductions	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	1.40%	1.73%	1.77%	3.48%	2.95%
Supplemental Data
Net assets, end of period (000 omitted)	$28,467	$20,005	$13,035	$4,423	$808
Portfolio turnover rateH	18%	22%	26%	31%	19%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.81 per share is comprised of distributions from net investment income of $.215 and distributions from net realized gain of $.599 per share.

 C Total distributions of $.54 per share is comprised of distributions from net investment income of $.257 and distributions from net realized gain of $.287 per share.

 D Total distributions of $.48 per share is comprised of distributions from net investment income of $.271 and distributions from net realized gain of $.204 per share.

 E Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 H Amounts do not include the activity of the Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

VIP Freedom 2040 Portfolio℠

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of December 31, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
VIP Overseas Portfolio Initial Class	21.0	20.0
VIP Growth & Income Portfolio Initial Class	13.3	13.4
VIP Equity-Income Portfolio Initial Class	11.6	11.8
VIP Growth Portfolio Initial Class	11.0	11.3
VIP Contrafund Portfolio Initial Class	10.9	11.1
VIP Emerging Markets Portfolio Initial Class	9.7	9.8
VIP Value Portfolio Initial Class	8.6	8.5
VIP Value Strategies Portfolio Initial Class	4.1	4.2
VIP High Income Portfolio Initial Class	3.8	3.8
VIP Mid Cap Portfolio Initial Class	3.2	3.2
	97.2	97.1

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	62.7%
International Equity Funds	30.7%
Bond Funds	5.8%
Short-Term Funds	0.8%

Six months ago
Domestic Equity Funds	63.5%
International Equity Funds	29.8%
Bond Funds	5.9%
Short-Term Funds	0.8%

VIP Freedom 2040 Portfolio℠

Investments December 31, 2016

Showing Percentage of Net Assets

Domestic Equity Funds - 62.7%
	Shares	Value
VIP Contrafund Portfolio Initial Class (a)	163,713	$5,431,982
VIP Equity-Income Portfolio Initial Class (a)	262,218	5,760,933
VIP Growth & Income Portfolio Initial Class (a)	326,192	6,572,775
VIP Growth Portfolio Initial Class (a)	91,962	5,454,291
VIP Mid Cap Portfolio Initial Class (a)	46,152	1,568,257
VIP Value Portfolio Initial Class (a)	288,044	4,245,762
VIP Value Strategies Portfolio Initial Class (a)	130,314	2,055,047
TOTAL DOMESTIC EQUITY FUNDS
(Cost $28,218,797)		31,089,047

International Equity Funds - 30.7%
VIP Emerging Markets Portfolio Initial Class (a)	574,394	4,801,933
VIP Overseas Portfolio Initial Class (a)	584,781	10,414,948
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $15,554,115)		15,216,881

Bond Funds - 5.8%
VIP High Income Portfolio Initial Class (a)	352,990	1,899,084
VIP Investment Grade Bond Portfolio Initial Class (a)	78,690	994,640
TOTAL BOND FUNDS
(Cost $2,957,615)		2,893,724

Short-Term Funds - 0.8%
VIP Government Money Market Portfolio Initial Class 0.34% (a)(b)
(Cost $392,159)	392,159	392,159
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $47,122,686)		49,591,811
NET OTHER ASSETS (LIABILITIES) - 0.0%		(4,953)
NET ASSETS - 100%		$49,586,858

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
VIP Contrafund Portfolio Initial Class	$5,247,350	$2,107,148	$1,893,728	$42,499	$5,431,982
VIP Emerging Markets Portfolio Initial Class	3,848,130	2,220,478	1,442,532	24,440	4,801,933
VIP Equity-Income Portfolio Initial Class	5,537,158	2,180,557	2,435,759	123,083	5,760,933
VIP Government Money Market Portfolio Initial Class 0.34%	613,131	181,453	402,426	842	392,159
VIP Growth & Income Portfolio Initial Class	6,243,507	2,406,835	2,607,788	103,178	6,572,775
VIP Growth Portfolio Initial Class	5,461,754	2,355,385	1,921,170	2,104	5,454,291
VIP High Income Portfolio Initial Class	1,735,296	726,736	727,184	97,241	1,899,084
VIP Investment Grade Bond Portfolio Initial Class	944,695	446,007	418,049	23,500	994,640
VIP Mid Cap Portfolio Initial Class	1,500,827	589,554	607,917	7,447	1,568,257
VIP Overseas Portfolio Initial Class	9,194,682	5,042,433	3,232,714	154,435	10,414,948
VIP Value Portfolio Initial Class	4,003,065	1,372,192	1,545,668	43,027	4,245,762
VIP Value Strategies Portfolio Initial Class	1,931,763	719,430	771,392	21,932	2,055,047
Total	$46,261,358	$20,348,208	$18,006,327	$643,728	$49,591,811

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

VIP Freedom 2040 Portfolio℠

Financial Statements

Statement of Assets and Liabilities

		December 31, 2016
Assets
Investment in securities, at value (cost $47,122,686) — See accompanying schedule		$49,591,811
Receivable for investments sold		31,234
Receivable for fund shares sold		55,235
Total assets		49,678,280
Liabilities
Payable for fund shares redeemed	$86,466
Distribution and service plan fees payable	4,956
Total liabilities		91,422
Net Assets		$49,586,858
Net Assets consist of:
Paid in capital		$46,575,160
Accumulated undistributed net realized gain (loss) on investments		542,573
Net unrealized appreciation (depreciation) on investments		2,469,125
Net Assets		$49,586,858
Initial Class:
Net Asset Value, offering price and redemption price per share ($11,514,885 ÷ 626,124 shares)		$18.39
Service Class:
Net Asset Value, offering price and redemption price per share ($22,985,503 ÷ 1,251,502 shares)		$18.37
Service Class 2:
Net Asset Value, offering price and redemption price per share ($15,086,470 ÷ 824,275 shares)		$18.30

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended December 31, 2016
Investment Income
Income distributions from underlying funds		$643,728
Expenses
Distribution and service plan fees	$53,273
Independent trustees' fees and expenses	224
Total expenses before reductions	53,497
Expense reductions	(224)	53,273
Net investment income (loss)		590,455
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	(863,631)
Capital gain distributions from underlying funds	1,787,806
Total net realized gain (loss)		924,175
Change in net unrealized appreciation (depreciation) on underlying funds		1,852,193
Net gain (loss)		2,776,368
Net increase (decrease) in net assets resulting from operations		$3,366,823

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended December 31, 2016	Year ended December 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$590,455	$733,644
Net realized gain (loss)	924,175	1,761,186
Change in net unrealized appreciation (depreciation)	1,852,193	(2,940,295)
Net increase (decrease) in net assets resulting from operations	3,366,823	(445,465)
Distributions to shareholders from net investment income	(591,022)	(734,120)
Distributions to shareholders from net realized gain	(1,738,101)	(287,093)
Total distributions	(2,329,123)	(1,021,213)
Share transactions - net increase (decrease)	2,291,978	11,244,253
Total increase (decrease) in net assets	3,329,678	9,777,575
Net Assets
Beginning of period	46,257,180	36,479,605
End of period	$49,586,858	$46,257,180

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — VIP Freedom 2040 Portfolio Initial Class

Years ended December 31,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$18.19	$18.66	$18.35	$15.03	$13.16
Income from Investment Operations
Net investment income (loss)A	.23	.34	.34	.38	.42
Net realized and unrealized gain (loss)	.88	(.38)	.56	3.41	1.81
Total from investment operations	1.11	(.04)	.90	3.79	2.23
Distributions from net investment income	(.24)	(.31)	(.28)	(.27)	(.29)
Distributions from net realized gain	(.67)	(.12)	(.31)	(.19)	(.07)
Total distributions	(.91)	(.43)	(.59)	(.47)B	(.36)
Net asset value, end of period	$18.39	$18.19	$18.66	$18.35	$15.03
Total ReturnC,D	6.83%	(.26)%	4.91%	25.29%	16.95%
Ratios to Average Net AssetsE,F
Expenses before reductionsG	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any	-%	-%	-%	-%	-%
Expenses net of all reductions	-%	-%	-%	-%	-%
Net investment income (loss)	1.29%	1.80%	1.82%	2.26%	2.91%
Supplemental Data
Net assets, end of period (000 omitted)	$11,515	$15,388	$15,234	$10,262	$3,369
Portfolio turnover rateF	36%	23%	19%	36%	39%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.47 per share is comprised of distributions from net investment income of $.272 and distributions from net realized gain of $.193 per share.

 C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F Amounts do not include the activity of the Underlying Funds.

 G Amount represents less than .005%.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — VIP Freedom 2040 Portfolio Service Class

Years ended December 31,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$18.17	$18.64	$18.33	$15.02	$13.15
Income from Investment Operations
Net investment income (loss)A	.21	.32	.32	.36	.41
Net realized and unrealized gain (loss)	.89	(.38)	.56	3.40	1.81
Total from investment operations	1.10	(.06)	.88	3.76	2.22
Distributions from net investment income	(.23)	(.29)	(.27)	(.26)	(.28)
Distributions from net realized gain	(.67)	(.12)	(.31)	(.19)	(.07)
Total distributions	(.90)	(.41)	(.57)B	(.45)	(.35)
Net asset value, end of period	$18.37	$18.17	$18.64	$18.33	$15.02
Total ReturnC,D	6.75%	(.35)%	4.83%	25.16%	16.88%
Ratios to Average Net AssetsE,F
Expenses before reductions	.10%	.10%	.10%	.10%	.10%
Expenses net of fee waivers, if any	.10%	.10%	.10%	.10%	.10%
Expenses net of all reductions	.10%	.10%	.10%	.10%	.10%
Net investment income (loss)	1.19%	1.70%	1.72%	2.16%	2.81%
Supplemental Data
Net assets, end of period (000 omitted)	$22,986	$18,401	$12,905	$9,076	$4,600
Portfolio turnover rateF	36%	23%	19%	36%	39%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.57 per share is comprised of distributions from net investment income of $.266 and distributions from net realized gain of $.305 per share.

 C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F Amounts do not include the activity of the Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — VIP Freedom 2040 Portfolio Service Class 2

Years ended December 31,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$18.12	$18.59	$18.29	$15.00	$13.15
Income from Investment Operations
Net investment income (loss)A	.18	.29	.29	.34	.39
Net realized and unrealized gain (loss)	.87	(.38)	.56	3.39	1.79
Total from investment operations	1.05	(.09)	.85	3.73	2.18
Distributions from net investment income	(.20)	(.27)	(.25)	(.25)	(.27)
Distributions from net realized gain	(.67)	(.12)	(.31)	(.19)	(.07)
Total distributions	(.87)	(.38)B	(.55)C	(.44)	(.33)D
Net asset value, end of period	$18.30	$18.12	$18.59	$18.29	$15.00
Total ReturnE,F	6.53%	(.49)%	4.70%	24.99%	16.64%
Ratios to Average Net AssetsG,H
Expenses before reductions	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	1.04%	1.55%	1.57%	2.01%	2.66%
Supplemental Data
Net assets, end of period (000 omitted)	$15,086	$12,468	$8,341	$2,815	$581
Portfolio turnover rateH	36%	23%	19%	36%	39%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.38 per share is comprised of distributions from net investment income of $.268 and distributions from net realized gain of $.116 per share.

 C Total distributions of $.55 per share is comprised of distributions from net investment income of $.249 and distributions from net realized gain of $.305 per share.

 D Total distributions of $.33 per share is comprised of distributions from net investment income of $.265 and distributions from net realized gain of $.069 per share.

 E Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 H Amounts do not include the activity of the Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

VIP Freedom 2045 Portfolio℠

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of December 31, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
VIP Overseas Portfolio Initial Class	21.0	20.0
VIP Growth & Income Portfolio Initial Class	13.2	13.4
VIP Equity-Income Portfolio Initial Class	11.6	11.8
VIP Growth Portfolio Initial Class	11.0	11.3
VIP Contrafund Portfolio Initial Class	11.0	11.1
VIP Emerging Markets Portfolio Initial Class	9.7	9.8
VIP Value Portfolio Initial Class	8.6	8.5
VIP Value Strategies Portfolio Initial Class	4.1	4.2
VIP High Income Portfolio Initial Class	3.8	3.8
VIP Mid Cap Portfolio Initial Class	3.2	3.2
	97.2	97.1

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	62.7%
International Equity Funds	30.7%
Bond Funds	5.8%
Short-Term Funds	0.8%

Six months ago
Domestic Equity Funds	63.5%
International Equity Funds	29.8%
Bond Funds	5.9%
Short-Term Funds	0.8%

VIP Freedom 2045 Portfolio℠

Investments December 31, 2016

Showing Percentage of Net Assets

Domestic Equity Funds - 62.7%
	Shares	Value
VIP Contrafund Portfolio Initial Class (a)	58,964	$1,956,413
VIP Equity-Income Portfolio Initial Class (a)	94,413	2,074,263
VIP Growth & Income Portfolio Initial Class (a)	117,445	2,366,521
VIP Growth Portfolio Initial Class (a)	33,137	1,965,381
VIP Mid Cap Portfolio Initial Class (a)	16,620	564,733
VIP Value Portfolio Initial Class (a)	103,718	1,528,805
VIP Value Strategies Portfolio Initial Class (a)	46,932	740,112
TOTAL DOMESTIC EQUITY FUNDS
(Cost $10,730,468)		11,196,228

International Equity Funds - 30.7%
VIP Emerging Markets Portfolio Initial Class (a)	206,776	1,728,645
VIP Overseas Portfolio Initial Class (a)	210,611	3,750,979
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $5,709,604)		5,479,624

Bond Funds - 5.8%
VIP High Income Portfolio Initial Class (a)	127,090	683,745
VIP Investment Grade Bond Portfolio Initial Class (a)	28,331	358,109
TOTAL BOND FUNDS
(Cost $1,061,571)		1,041,854

Short-Term Funds - 0.8%
VIP Government Money Market Portfolio Initial Class 0.34% (a)(b)
(Cost $141,204)	141,204	141,204
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $17,642,847)		17,858,910
NET OTHER ASSETS (LIABILITIES) - 0.0%		(3,456)
NET ASSETS - 100%		$17,855,454

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
VIP Contrafund Portfolio Initial Class	$1,395,911	$829,539	$280,693	$15,304	$1,956,413
VIP Emerging Markets Portfolio Initial Class	1,021,953	854,968	173,526	8,796	1,728,645
VIP Equity-Income Portfolio Initial Class	1,467,471	873,811	425,532	44,311	2,074,263
VIP Government Money Market Portfolio Initial Class 0.34%	163,036	69,666	91,498	252	141,204
VIP Growth & Income Portfolio Initial Class	1,659,610	968,052	445,299	37,144	2,366,521
VIP Growth Portfolio Initial Class	1,451,452	911,180	284,878	760	1,965,381
VIP High Income Portfolio Initial Class	460,721	297,234	115,472	35,003	683,745
VIP Investment Grade Bond Portfolio Initial Class	251,131	173,935	69,627	8,414	358,109
VIP Mid Cap Portfolio Initial Class	398,334	234,785	101,250	2,681	564,733
VIP Overseas Portfolio Initial Class	2,441,862	1,941,521	454,709	55,611	3,750,979
VIP Value Portfolio Initial Class	1,062,071	575,711	244,758	15,491	1,528,805
VIP Value Strategies Portfolio Initial Class	511,292	292,998	121,887	7,898	740,112
Total	$12,284,844	$8,023,400	$2,809,129	$231,665	$17,858,910

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

VIP Freedom 2045 Portfolio℠

Financial Statements

Statement of Assets and Liabilities

		December 31, 2016
Assets
Investment in securities, at value (cost $17,642,847) — See accompanying schedule		$17,858,910
Receivable for investments sold		6,718
Receivable for fund shares sold		24,678
Total assets		17,890,306
Liabilities
Payable for investments purchased	$483
Payable for fund shares redeemed	30,913
Distribution and service plan fees payable	3,456
Total liabilities		34,852
Net Assets		$17,855,454
Net Assets consist of:
Paid in capital		$17,346,105
Accumulated undistributed net realized gain (loss) on investments		293,286
Net unrealized appreciation (depreciation) on investments		216,063
Net Assets		$17,855,454
Initial Class:
Net Asset Value, offering price and redemption price per share ($789,043 ÷ 43,086 shares)		$18.31
Service Class:
Net Asset Value, offering price and redemption price per share ($395,700 ÷ 21,624 shares)		$18.30
Service Class 2:
Net Asset Value, offering price and redemption price per share ($16,670,711 ÷ 914,784 shares)		$18.22

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended December 31, 2016
Investment Income
Income distributions from underlying funds		$231,665
Expenses
Distribution and service plan fees	$34,786
Independent trustees' fees and expenses	65
Total expenses before reductions	34,851
Expense reductions	(65)	34,786
Net investment income (loss)		196,879
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	(28,825)
Capital gain distributions from underlying funds	489,030
Total net realized gain (loss)		460,205
Change in net unrealized appreciation (depreciation) on underlying funds		388,595
Net gain (loss)		848,800
Net increase (decrease) in net assets resulting from operations		$1,045,679

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended December 31, 2016	Year ended December 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$196,879	$188,851
Net realized gain (loss)	460,205	332,067
Change in net unrealized appreciation (depreciation)	388,595	(662,594)
Net increase (decrease) in net assets resulting from operations	1,045,679	(141,676)
Distributions to shareholders from net investment income	(197,162)	(190,223)
Distributions to shareholders from net realized gain	(427,063)	(65,189)
Total distributions	(624,225)	(255,412)
Share transactions - net increase (decrease)	5,151,619	4,610,754
Total increase (decrease) in net assets	5,573,073	4,213,666
Net Assets
Beginning of period	12,282,381	8,068,715
End of period	$17,855,454	$12,282,381

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — VIP Freedom 2045 Portfolio Initial Class

Years ended December 31,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$18.03	$18.50	$18.18	$14.83	$13.38
Income from Investment Operations
Net investment income (loss)A	.28	.38	.40	.52	.44
Net realized and unrealized gain (loss)	.83	(.42)	.50	3.33	1.84
Total from investment operations	1.11	(.04)	.90	3.85	2.28
Distributions from net investment income	(.24)	(.33)	(.28)	(.29)	(.30)
Distributions from net realized gain	(.59)	(.10)	(.30)	(.21)	(.53)
Total distributions	(.83)	(.43)	(.58)	(.50)	(.83)
Net asset value, end of period	$18.31	$18.03	$18.50	$18.18	$14.83
Total ReturnB,C	6.80%	(.26)%	4.95%	26.07%	17.33%
Ratios to Average Net AssetsD,E
Expenses before reductionsF	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any	-%	-%	-%	-%	-%
Expenses net of all reductions	-%	-%	-%	-%	-%
Net investment income (loss)	1.57%	2.01%	2.14%	3.13%	3.07%
Supplemental Data
Net assets, end of period (000 omitted)	$789	$542	$342	$272	$136
Portfolio turnover rateE	19%	26%	19%	42%	16%

 A Calculated based on average shares outstanding during the period.

 B Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 E Amounts do not include the activity of the Underlying Funds.

 F Amount represents less than .005%.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — VIP Freedom 2045 Portfolio Service Class

Years ended December 31,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$18.02	$18.49	$18.18	$14.83	$13.38
Income from Investment Operations
Net investment income (loss)A	.26	.36	.38	.51	.43
Net realized and unrealized gain (loss)	.84	(.42)	.49	3.33	1.83
Total from investment operations	1.10	(.06)	.87	3.84	2.26
Distributions from net investment income	(.23)	(.31)	(.27)	(.27)	(.29)
Distributions from net realized gain	(.59)	(.10)	(.30)	(.21)	(.53)
Total distributions	(.82)	(.41)	(.56)B	(.49)C	(.81)D
Net asset value, end of period	$18.30	$18.02	$18.49	$18.18	$14.83
Total ReturnE,F	6.73%	(.37)%	4.83%	25.96%	17.24%
Ratios to Average Net AssetsG,H
Expenses before reductions	.10%	.10%	.10%	.10%	.10%
Expenses net of fee waivers, if any	.10%	.10%	.10%	.10%	.10%
Expenses net of all reductions	.10%	.10%	.10%	.10%	.10%
Net investment income (loss)	1.47%	1.91%	2.04%	3.03%	2.97%
Supplemental Data
Net assets, end of period (000 omitted)	$396	$343	$364	$169	$134
Portfolio turnover rateH	19%	26%	19%	42%	16%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.56 per share is comprised of distributions from net investment income of $.266 and distributions from net realized gain of $.298 per share.

 C Total distributions of $.49 per share is comprised of distributions from net investment income of $.271 and distributions from net realized gain of $.214 per share.

 D Total distributions of $.81 per share is comprised of distributions from net investment income of $.289 and distributions from net realized gain of $.525 per share.

 E Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 H Amounts do not include the activity of the Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — VIP Freedom 2045 Portfolio Service Class 2

Years ended December 31,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$17.95	$18.43	$18.13	$14.81	$13.38
Income from Investment Operations
Net investment income (loss)A	.23	.33	.35	.49	.41
Net realized and unrealized gain (loss)	.84	(.42)	.49	3.31	1.83
Total from investment operations	1.07	(.09)	.84	3.80	2.24
Distributions from net investment income	(.20)	(.29)	(.25)	(.27)	(.28)
Distributions from net realized gain	(.59)	(.10)	(.30)	(.21)	(.53)
Total distributions	(.80)B	(.39)	(.54)C	(.48)	(.81)
Net asset value, end of period	$18.22	$17.95	$18.43	$18.13	$14.81
Total ReturnD,E	6.56%	(.53)%	4.68%	25.76%	17.02%
Ratios to Average Net AssetsF,G
Expenses before reductions	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	1.32%	1.76%	1.89%	2.88%	2.82%
Supplemental Data
Net assets, end of period (000 omitted)	$16,671	$11,398	$7,363	$2,493	$486
Portfolio turnover rateG	19%	26%	19%	42%	16%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.80 per share is comprised of distributions from net investment income of $.202 and distributions from net realized gain of $.594 per share.

 C Total distributions of $.54 per share is comprised of distributions from net investment income of $.245 and distributions from net realized gain of $.298 per share.

 D Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Amounts do not include the activity of the Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

VIP Freedom 2050 Portfolio℠

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of December 31, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
VIP Overseas Portfolio Initial Class	21.0	20.0
VIP Growth & Income Portfolio Initial Class	13.2	13.4
VIP Equity-Income Portfolio Initial Class	11.6	11.8
VIP Growth Portfolio Initial Class	11.0	11.3
VIP Contrafund Portfolio Initial Class	11.0	11.1
VIP Emerging Markets Portfolio Initial Class	9.7	9.8
VIP Value Portfolio Initial Class	8.6	8.5
VIP Value Strategies Portfolio Initial Class	4.1	4.2
VIP High Income Portfolio Initial Class	3.8	3.8
VIP Mid Cap Portfolio Initial Class	3.2	3.2
	97.2	97.1

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	62.7%
International Equity Funds	30.7%
Bond Funds	5.8%
Short-Term Funds	0.8%

Six months ago
Domestic Equity Funds	63.5%
International Equity Funds	29.8%
Bond Funds	5.9%
Short-Term Funds	0.8%

VIP Freedom 2050 Portfolio℠

Investments December 31, 2016

Showing Percentage of Net Assets

Domestic Equity Funds - 62.7%
	Shares	Value
VIP Contrafund Portfolio Initial Class (a)	58,942	$1,955,701
VIP Equity-Income Portfolio Initial Class (a)	94,398	2,073,929
VIP Growth & Income Portfolio Initial Class (a)	117,427	2,366,147
VIP Growth Portfolio Initial Class (a)	33,108	1,963,657
VIP Mid Cap Portfolio Initial Class (a)	16,612	564,488
VIP Value Portfolio Initial Class (a)	103,715	1,528,757
VIP Value Strategies Portfolio Initial Class (a)	46,919	739,912
TOTAL DOMESTIC EQUITY FUNDS
(Cost $10,550,649)		11,192,591

International Equity Funds - 30.7%
VIP Emerging Markets Portfolio Initial Class (a)	206,539	1,726,669
VIP Overseas Portfolio Initial Class (a)	210,495	3,748,920
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $5,694,694)		5,475,589

Bond Funds - 5.8%
VIP High Income Portfolio Initial Class (a)	127,022	683,379
VIP Investment Grade Bond Portfolio Initial Class (a)	28,304	357,768
TOTAL BOND FUNDS
(Cost $1,066,111)		1,041,147

Short-Term Funds - 0.8%
VIP Government Money Market Portfolio Initial Class 0.34% (a)(b)
(Cost $141,074)	141,074	141,074
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $17,452,528)		17,850,401
NET OTHER ASSETS (LIABILITIES) - 0.0%		(2,323)
NET ASSETS - 100%		$17,848,078

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
VIP Contrafund Portfolio Initial Class	$1,467,418	$872,806	$392,338	$15,520	$1,955,701
VIP Emerging Markets Portfolio Initial Class	1,075,159	888,492	254,973	8,919	1,726,669
VIP Equity-Income Portfolio Initial Class	1,543,548	927,422	553,338	44,938	2,073,929
VIP Government Money Market Portfolio Initial Class 0.34%	171,714	72,433	103,073	253	141,074
VIP Growth & Income Portfolio Initial Class	1,743,810	1,028,639	586,127	37,669	2,366,147
VIP Growth Portfolio Initial Class	1,530,404	956,998	403,705	770	1,963,657
VIP High Income Portfolio Initial Class	484,004	310,404	151,519	35,493	683,379
VIP Investment Grade Bond Portfolio Initial Class	263,991	181,175	89,898	8,532	357,768
VIP Mid Cap Portfolio Initial Class	418,396	249,511	135,883	2,719	564,488
VIP Overseas Portfolio Initial Class	2,569,351	2,013,870	642,105	56,385	3,748,920
VIP Value Portfolio Initial Class	1,116,066	613,030	335,948	15,711	1,528,757
VIP Value Strategies Portfolio Initial Class	536,774	311,166	165,723	8,009	739,912
Total	$12,920,635	$8,425,946	$3,814,630	$234,918	$17,850,401

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

VIP Freedom 2050 Portfolio℠

Financial Statements

Statement of Assets and Liabilities

		December 31, 2016
Assets
Investment in securities, at value (cost $17,452,528) — See accompanying schedule		$17,850,401
Receivable for investments sold		13,081
Receivable for fund shares sold		23,596
Total assets		17,887,078
Liabilities
Payable for investments purchased	$23,068
Payable for fund shares redeemed	13,604
Distribution and service plan fees payable	2,328
Total liabilities		39,000
Net Assets		$17,848,078
Net Assets consist of:
Paid in capital		$17,269,897
Accumulated undistributed net realized gain (loss) on investments		180,308
Net unrealized appreciation (depreciation) on investments		397,873
Net Assets		$17,848,078
Initial Class:
Net Asset Value, offering price and redemption price per share ($4,171,181 ÷ 252,100 shares)		$16.55
Service Class:
Net Asset Value, offering price and redemption price per share ($4,204,597 ÷ 254,538 shares)		$16.52
Service Class 2:
Net Asset Value, offering price and redemption price per share ($9,472,300 ÷ 574,956 shares)		$16.47

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended December 31, 2016
Investment Income
Income distributions from underlying funds		$234,918
Expenses
Distribution and service plan fees	$24,516
Independent trustees' fees and expenses	66
Total expenses before reductions	24,582
Expense reductions	(66)	24,516
Net investment income (loss)		210,402
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	(65,236)
Capital gain distributions from underlying funds	497,608
Total net realized gain (loss)		432,372
Change in net unrealized appreciation (depreciation) on underlying funds		383,679
Net gain (loss)		816,051
Net increase (decrease) in net assets resulting from operations		$1,026,453

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended December 31, 2016	Year ended December 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$210,402	$218,690
Net realized gain (loss)	432,372	347,035
Change in net unrealized appreciation (depreciation)	383,679	(721,553)
Net increase (decrease) in net assets resulting from operations	1,026,453	(155,828)
Distributions to shareholders from net investment income	(230,375)	(200,903)
Distributions to shareholders from net realized gain	(498,719)	(80,362)
Total distributions	(729,094)	(281,265)
Share transactions - net increase (decrease)	4,632,146	2,357,902
Total increase (decrease) in net assets	4,929,505	1,920,809
Net Assets
Beginning of period	12,918,573	10,997,764
End of period	$17,848,078	$12,918,573
Other Information
Undistributed net investment income end of period	$–	$20,030

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — VIP Freedom 2050 Portfolio Initial Class

Years ended December 31,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$16.42	$16.86	$16.55	$13.41	$13.34
Income from Investment Operations
Net investment income (loss)A	.25	.32	.35	.37	.47
Net realized and unrealized gain (loss)	.75	(.36)	.47	3.16	1.72
Total from investment operations	1.00	(.04)	.82	3.53	2.19
Distributions from net investment income	(.25)	(.29)	(.25)	(.22)	(.28)
Distributions from net realized gain	(.62)	(.11)	(.27)	(.18)	(1.84)
Total distributions	(.87)	(.40)	(.51)B	(.39)C	(2.12)
Net asset value, end of period	$16.55	$16.42	$16.86	$16.55	$13.41
Total ReturnD,E	6.84%	(.29)%	5.01%	26.44%	17.64%
Ratios to Average Net AssetsF,G
Expenses before reductionsH	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any	-%	-%	-%	-%	-%
Expenses net of all reductions	-%	-%	-%	-%	-%
Net investment income (loss)	1.59%	1.89%	2.06%	2.42%	3.57%
Supplemental Data
Net assets, end of period (000 omitted)	$4,171	$2,266	$1,684	$880	$441
Portfolio turnover rateG	26%	37%	22%	59%	24%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.51 per share is comprised of distributions from net investment income of $.248 and distributions from net realized gain of $.266 per share.

 C Total distributions of $.39 per share is comprised of distributions from net investment income of $.218 and distributions from net realized gain of $.175 per share.

 D Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Amounts do not include the activity of the Underlying Funds.

 H Amount represents less than .005%.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — VIP Freedom 2050 Portfolio Service Class

Years ended December 31,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$16.39	$16.83	$16.54	$13.41	$13.34
Income from Investment Operations
Net investment income (loss)A	.24	.31	.33	.35	.46
Net realized and unrealized gain (loss)	.74	(.37)	.46	3.17	1.73
Total from investment operations	.98	(.06)	.79	3.52	2.19
Distributions from net investment income	(.23)	(.27)	(.24)	(.21)	(.27)
Distributions from net realized gain	(.62)	(.11)	(.27)	(.18)	(1.84)
Total distributions	(.85)	(.38)	(.50)B	(.39)	(2.12)C
Net asset value, end of period	$16.52	$16.39	$16.83	$16.54	$13.41
Total ReturnD,E	6.75%	(.38)%	4.81%	26.32%	17.59%
Ratios to Average Net AssetsF,G
Expenses before reductions	.10%	.10%	.10%	.10%	.10%
Expenses net of fee waivers, if any	.10%	.10%	.10%	.10%	.10%
Expenses net of all reductions	.10%	.10%	.10%	.10%	.10%
Net investment income (loss)	1.49%	1.79%	1.96%	2.32%	3.47%
Supplemental Data
Net assets, end of period (000 omitted)	$4,205	$3,004	$2,878	$1,892	$490
Portfolio turnover rateG	26%	37%	22%	59%	24%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.50 per share is comprised of distributions from net investment income of $.236 and distributions from net realized gain of $.266 per share.

 C Total distributions of $2.12 per share is comprised of distributions from net investment income of $.272 and distributions from net realized gain of $1.843 per share.

 D Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Amounts do not include the activity of the Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — VIP Freedom 2050 Portfolio Service Class 2

Years ended December 31,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$16.35	$16.80	$16.51	$13.39	$13.33
Income from Investment Operations
Net investment income (loss)A	.21	.28	.30	.33	.43
Net realized and unrealized gain (loss)	.74	(.37)	.47	3.16	1.73
Total from investment operations	.95	(.09)	.77	3.49	2.16
Distributions from net investment income	(.21)	(.25)	(.22)	(.19)	(.26)
Distributions from net realized gain	(.62)	(.11)	(.27)	(.18)	(1.84)
Total distributions	(.83)	(.36)	(.48)B	(.37)	(2.10)
Net asset value, end of period	$16.47	$16.35	$16.80	$16.51	$13.39
Total ReturnC,D	6.56%	(.58)%	4.71%	26.13%	17.38%
Ratios to Average Net AssetsE,F
Expenses before reductions	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	1.34%	1.64%	1.81%	2.17%	3.32%
Supplemental Data
Net assets, end of period (000 omitted)	$9,472	$7,649	$6,436	$1,666	$390
Portfolio turnover rateF	26%	37%	22%	59%	24%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.48 per share is comprised of distributions from net investment income of $.218 and distributions from net realized gain of $.266 per share.

 C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F Amounts do not include the activity of the Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended December 31, 2016

1. Organization.

VIP Freedom Income Portfolio, VIP Freedom 2005 Portfolio, VIP Freedom 2010 Portfolio, VIP Freedom 2015 Portfolio, VIP Freedom 2020 Portfolio, VIP Freedom 2025 Portfolio, VIP Freedom 2030 Portfolio, VIP Freedom 2035 Portfolio, VIP Freedom 2040 Portfolio, VIP Freedom 2045 Portfolio and VIP Freedom 2050 Portfolio (the Funds) are funds of Variable Insurance Products Fund V (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Each Fund is authorized to issue an unlimited number of shares. The Funds invest primarily in a combination of other VIP equity, bond, and short-term funds (the Underlying Funds) managed by Fidelity Management & Research Company (FMR). Shares of each Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. Each Fund offers three classes of shares: Initial Class shares, Service Class shares and Service Class 2 shares. All classes have equal rights and voting privileges, except for matters affecting a single class.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from the Underlying Funds, if any, are recorded on the ex-dividend date.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of each Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of each Fund. Each class differs with respect to distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of each Fund and do not include any expenses associated with the Underlying Funds. Although not included in each Fund's expenses, each Fund indirectly bears its proportionate share of the Underlying Funds' expenses through the impact of these expenses on each Underlying Fund's NAV. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of December 31, 2016, each Fund did not have any unrecognized tax benefits in the financial statements; nor is each Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Underlying Funds, capital loss carryforwards, losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation) on securities
VIP Freedom Income	$37,185,124	$1,481,453	$(414,690)	$1,066,763
VIP Freedom 2005	6,727,742	389,859	(114,045)	275,814
VIP Freedom 2010	273,273,972	27,525,653	(4,021,753)	23,503,900
VIP Freedom 2015	84,025,306	14,594,194	(1,266,380)	13,327,814
VIP Freedom 2020	608,342,927	105,362,240	(9,657,088)	95,705,152
VIP Freedom 2025	123,786,544	14,538,979	(2,736,378)	11,802,601
VIP Freedom 2030	230,097,238	36,233,090	(5,334,242)	30,898,848
VIP Freedom 2035	36,537,382	1,406,472	(1,287,659)	118,813
VIP Freedom 2040	47,755,698	3,368,057	(1,531,944)	1,836,113
VIP Freedom 2045	17,810,106	747,284	(698,480)	48,804
VIP Freedom 2050	17,740,898	799,138	(689,635)	109,503

The tax-based components of distributable earnings as of period end were as follows for each Fund:

	Undistributed long-term capital gain	Net unrealized appreciation (depreciation) on securities and other investments
VIP Freedom Income	$196,852	$1,066,763
VIP Freedom 2005	83,166	275,814
VIP Freedom 2010	4,623,699	23,503,900
VIP Freedom 2015	2,028,324	13,327,814
VIP Freedom 2020	15,250,542	95,705,152
VIP Freedom 2025	2,853,057	11,802,601
VIP Freedom 2030	7,386,277	30,898,848
VIP Freedom 2035	884,901	118,813
VIP Freedom 2040	1,175,585	1,836,113
VIP Freedom 2045	464,854	48,804
VIP Freedom 2050	468,677	109,503

At period end, certain of the Funds intend to elect to defer to the next fiscal year capital losses recognized during the period November 1, 2016 to December 31, 2016. Loss deferrals were as follows:

Capital losses
VIP Freedom 2035	$(5,368)
VIP Freedom 2045	(4,310)

The tax character of distributions paid was as follows:

December 31, 2016
	Ordinary Income	Long-term Capital Gains	Total
VIP Freedom Income	$549,618	$370,208	$919,826
VIP Freedom 2005	110,063	88,843	198,906
VIP Freedom 2010	4,206,310	6,416,353	10,622,663
VIP Freedom 2015	1,463,330	2,815,617	4,278,947
VIP Freedom 2020	10,118,098	21,992,697	32,110,795
VIP Freedom 2025	1,988,676	3,520,684	5,509,360
VIP Freedom 2030	3,604,952	9,998,872	13,603,824
VIP Freedom 2035	466,068	741,215	1,207,283
VIP Freedom 2040	636,039	1,693,084	2,329,123
VIP Freedom 2045	224,194	400,031	624,225
VIP Freedom 2050	255,894	473,200	729,094

December 31, 2015
	Ordinary Income	Long-term Capital Gains	Total
VIP Freedom Income	$687,552	$–	$687,552
VIP Freedom 2005	151,422	–	151,422
VIP Freedom 2010	5,710,353	–	5,710,353
VIP Freedom 2015	2,387,422	100,887	2,488,309
VIP Freedom 2020	15,684,367	–	15,684,367
VIP Freedom 2025	2,442,559	170,919	2,613,478
VIP Freedom 2030	5,694,576	–	5,694,576
VIP Freedom 2035	444,931	9,873	454,804
VIP Freedom 2040	1,004,597	16,616	1,021,213
VIP Freedom 2045	250,779	4,633	255,412
VIP Freedom 2050	273,376	7,889	281,265

3. Purchases and Redemptions of Underlying Fund Shares.

Purchases and redemptions of the Underlying Fund shares, are noted in the table below.

	Purchases ($)	Redemptions ($)
VIP Freedom Income	14,662,606	14,852,661
VIP Freedom 2005	1,665,884	2,015,737
VIP Freedom 2010	68,537,711	69,793,404
VIP Freedom 2015	24,182,730	37,807,269
VIP Freedom 2020	133,041,163	172,578,514
VIP Freedom 2025	48,869,394	29,916,625
VIP Freedom 2030	67,055,111	72,116,805
VIP Freedom 2035	17,461,642	5,204,242
VIP Freedom 2040	20,348,208	18,006,327
VIP Freedom 2045	8,023,400	2,809,129
VIP Freedom 2050	8,425,946	3,814,630

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR Co., Inc. (the investment adviser), an affiliate of FMR, provides the Funds with investment management related services. The Funds do not pay any fees for these services.

Other Transactions. The investment adviser has entered into an administration agreement with FMR under which FMR provides management and administrative services (other than investment advisory services) necessary for the operation of each Fund. Pursuant to this agreement, FMR pays all expenses of each Fund, excluding distribution and service fees, compensation of the independent Trustees and certain other expenses such as interest expense. FMR also contracts with other Fidelity companies to perform the services necessary for the operation of each Fund. The Funds do not pay any fees for these services.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Funds have adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets.

For the period, total fees, all of which were reallowed to insurance companies for the distribution of shares and providing shareholder support services were as follows:

	Service Class	Service Class 2	Total
VIP Freedom Income	$9,219	$35,133	$44,352
VIP Freedom 2005	397	173	570
VIP Freedom 2010	23,981	607,832	631,813
VIP Freedom 2015	14,436	133,282	147,718
VIP Freedom 2020	99,030	1,340,581	1,439,611
VIP Freedom 2025	41,996	138,059	180,055
VIP Freedom 2030	64,611	325,936	390,547
VIP Freedom 2035	2,846	59,381	62,227
VIP Freedom 2040	21,153	32,120	53,273
VIP Freedom 2045	305	34,481	34,786
VIP Freedom 2050	3,556	20,960	24,516

5. Expense Reductions.

FMR voluntarily agreed to reimburse funds to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

The following classes of each applicable Fund were in reimbursement during the period:

	Expense Limitations	Reimbursement
VIP Freedom Income
Initial Class	-%	$68
Service Class	.10%	42
Service Class 2.25%		64
VIP Freedom 2005
Initial Class	-%	$31
Service Class	.10%	2
Service Class 2.25%		–
VIP Freedom 2010
Initial Class	-%	$129
Service Class	.10%	107
Service Class 2.25%		1,089
VIP Freedom 2015
Initial Class	-%	$153
Service Class	.10%	66
Service Class 2.25%		242
VIP Freedom 2020
Initial Class	-%	$368
Service Class	.10%	445
Service Class 2.25%		2,410
VIP Freedom 2025
Initial Class	-%	$116
Service Class	.10%	186
Service Class 2.25%		244
VIP Freedom 2030
Initial Class	-%	$308
Service Class	.10%	290
Service Class 2.25%		585
VIP Freedom 2035
Initial Class	-%	$10
Service Class	.10%	12
Service Class 2.25%		104
VIP Freedom 2040
Initial Class	-%	$71
Service Class	.10%	95
Service Class 2.25%		58
VIP Freedom 2045
Initial Class	-%	$3
Service Class	.10%	1
Service Class 2.25%		61
VIP Freedom 2050
Initial Class	-%	$13
Service Class	.10%	16
Service Class 2.25%		37

6. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Year ended December 31, 2016	Year ended December 31, 2015
VIP Freedom Income
From net investment income
Initial Class	$220,141	$262,328
Service Class	130,970	170,784
Service Class 2	174,227	204,325
Total	$525,338	$637,437
From net realized gain
Initial Class	$151,734	$19,906
Service Class	96,512	13,128
Service Class 2	146,242	17,081
Total	$394,488	$50,115
VIP Freedom 2005
From net investment income
Initial Class	$96,263	$125,531
Service Class	7,367	8,573
Service Class 2	1,080	1,523
Total	$104,710	$135,627
From net realized gain
Initial Class	$90,225	$14,560
Service Class	3,196	1,035
Service Class 2	775	200
Total	$94,196	$15,795
VIP Freedom 2010
From net investment income
Initial Class	$292,496	$577,376
Service Class	365,828	414,530
Service Class 2	3,188,736	3,864,255
Total	$3,847,060	$4,856,161
From net realized gain
Initial Class	$700,050	$93,377
Service Class	546,307	69,574
Service Class 2	5,529,246	691,241
Total	$6,775,603	$854,192
VIP Freedom 2015
From net investment income
Initial Class	$495,718	$667,184
Service Class	207,514	291,636
Service Class 2	635,558	949,214
Total	$1,338,790	$1,908,034
From net realized gain
Initial Class	$958,661	$189,896
Service Class	433,634	83,523
Service Class 2	1,547,862	306,856
Total	$2,940,157	$580,275
VIP Freedom 2020
From net investment income
Initial Class	$953,227	$1,662,333
Service Class	1,579,133	1,701,924
Service Class 2	6,752,399	9,067,466
Total	$9,284,759	$12,431,723
From net realized gain
Initial Class	$2,655,976	$393,448
Service Class	2,958,700	404,517
Service Class 2	17,211,360	2,454,679
Total	$22,826,036	$3,252,644
VIP Freedom 2025
From net investment income
Initial Class	$407,709	$473,802
Service Class	683,183	661,964
Service Class 2	762,983	861,551
Total	$1,853,875	$1,997,317
From net realized gain
Initial Class	$804,552	$138,753
Service Class	1,158,551	194,650
Service Class 2	1,692,382	282,758
Total	$3,655,485	$616,161
VIP Freedom 2030
From net investment income
Initial Class	$825,677	$1,233,440
Service Class	947,582	1,005,250
Service Class 2	1,587,868	2,023,552
Total	$3,361,127	$4,262,242
From net realized gain
Initial Class	$2,670,167	$373,156
Service Class	2,365,309	313,207
Service Class 2	5,207,221	745,971
Total	$10,242,697	$1,432,334
VIP Freedom 2035
From net investment income
Initial Class	$44,374	$25,177
Service Class	57,433	30,980
Service Class 2	314,230	283,735
Total	$416,037	$339,892
From net realized gain
Initial Class	$48,263	$7,250
Service Class	71,396	10,046
Service Class 2	671,587	97,616
Total	$791,246	$114,912
VIP Freedom 2040
From net investment income
Initial Class	$149,654	$257,127
Service Class	275,255	297,556
Service Class 2	166,113	179,437
Total	$591,022	$734,120
From net realized gain
Initial Class	$564,542	$95,975
Service Class	710,866	115,149
Service Class 2	462,693	75,969
Total	$1,738,101	$287,093
VIP Freedom 2045
From net investment income
Initial Class	$10,191	$9,613
Service Class	4,839	5,729
Service Class 2	182,132	174,881
Total	$197,162	$190,223
From net realized gain
Initial Class	$17,640	$2,892
Service Class	10,413	1,923
Service Class 2	399,010	60,374
Total	$427,063	$65,189
VIP Freedom 2050
From net investment income
Initial Class	$58,745	$38,897
Service Class	55,931	49,301
Service Class 2	115,699	112,705
Total	$230,375	$200,903
From net realized gain
Initial Class	$91,976	$14,034
Service Class	113,641	18,785
Service Class 2	293,102	47,543
Total	$498,719	$80,362

7. Share Transactions.

Transactions for each class of shares were as follows:

	Shares	Shares	Dollars	Dollars
	Year ended December 31, 2016	Year ended December 31, 2015	Year ended December 31, 2016	Year ended December 31, 2015
VIP Freedom Income
Initial Class
Shares sold	238,623	339,365	$2,599,080	$3,775,187
Reinvestment of distributions	34,697	26,086	371,875	282,234
Shares redeemed	(260,150)	(592,382)	(2,862,948)	(6,571,758)
Net increase (decrease)	13,170	(226,931)	$108,007	$(2,514,337)
Service Class
Shares sold	427,065	534,312	$4,715,200	$5,937,119
Reinvestment of distributions	21,244	17,002	227,482	183,912
Shares redeemed	(513,568)	(201,312)	(5,636,282)	(2,233,670)
Net increase (decrease)	(65,259)	350,002	$(693,600)	$3,887,361
Service Class 2
Shares sold	376,872	757,309	$4,077,451	$8,438,417
Reinvestment of distributions	30,096	20,544	320,469	221,406
Shares redeemed	(371,087)	(338,685)	(4,031,713)	(3,743,618)
Net increase (decrease)	35,881	439,168	$366,207	$4,916,205
VIP Freedom 2005
Initial Class
Shares sold	22,843	60,424	$254,337	$709,728
Reinvestment of distributions	16,816	12,337	186,488	140,091
Shares redeemed	(76,505)	(179,193)	(874,219)	(2,077,063)
Net increase (decrease)	(36,846)	(106,432)	$(433,394)	$(1,227,244)
Service Class
Shares sold	36,168	19,795	$414,552	$231,657
Reinvestment of distributions	933	841	10,563	9,608
Shares redeemed	(31,547)	(13,086)	(353,555)	(152,657)
Net increase (decrease)	5,554	7,550	$71,560	$88,608
Service Class 2
Shares sold	3,360	1,929	$38,227	$22,541
Reinvestment of distributions	167	152	1,855	1,723
Shares redeemed	(4,519)	(707)	(49,506)	(8,137)
Net increase (decrease)	(992)	1,374	$(9,424)	$16,127
VIP Freedom 2010
Initial Class
Shares sold	362,079	344,077	$4,388,638	$4,317,350
Reinvestment of distributions	86,236	54,791	992,546	670,753
Shares redeemed	(1,413,420)	(1,328,939)	(17,415,136)	(16,779,464)
Net increase (decrease)	(965,105)	(930,071)	$(12,033,952)	$(11,791,361)
Service Class
Shares sold	585,805	252,289	$7,162,282	$3,174,992
Reinvestment of distributions	78,462	39,582	912,135	484,104
Shares redeemed	(559,667)	(589,582)	(6,807,582)	(7,419,736)
Net increase (decrease)	104,600	(297,711)	$1,266,835	$(3,760,640)
Service Class 2
Shares sold	1,781,102	2,422,231	$21,634,099	$30,376,391
Reinvestment of distributions	756,343	374,338	8,717,982	4,555,496
Shares redeemed	(1,653,406)	(1,221,007)	(19,966,588)	(15,302,347)
Net increase (decrease)	884,039	1,575,562	$10,385,493	$19,629,540
VIP Freedom 2015
Initial Class
Shares sold	276,668	420,581	$3,360,686	$5,358,376
Reinvestment of distributions	126,060	69,232	1,454,379	857,080
Shares redeemed	(648,371)	(739,545)	(7,871,386)	(9,437,771)
Net increase (decrease)	(245,643)	(249,732)	$(3,056,321)	$(3,222,315)
Service Class
Shares sold	315,507	498,796	$3,830,050	$6,305,741
Reinvestment of distributions	55,771	30,361	641,148	375,159
Shares redeemed	(547,859)	(450,970)	(6,493,430)	(5,724,379)
Net increase (decrease)	(176,581)	78,187	$(2,022,232)	$956,521
Service Class 2
Shares sold	583,101	813,492	$7,041,234	$10,278,936
Reinvestment of distributions	191,141	101,931	2,183,420	1,256,070
Shares redeemed	(1,431,879)	(1,240,391)	(17,369,705)	(15,651,237)
Net increase (decrease)	(657,637)	(324,968)	$(8,145,051)	$(4,116,231)
VIP Freedom 2020
Initial Class
Shares sold	1,058,900	1,368,062	$13,010,277	$17,708,590
Reinvestment of distributions	313,703	163,581	3,609,203	2,055,781
Shares redeemed	(3,378,132)	(2,449,771)	(42,069,326)	(31,880,324)
Net increase (decrease)	(2,005,529)	(918,128)	$(25,449,846)	$(12,115,953)
Service Class
Shares sold	2,582,454	2,570,538	$31,914,018	$33,320,721
Reinvestment of distributions	390,901	168,073	4,537,833	2,106,441
Shares redeemed	(1,824,251)	(1,181,862)	(22,407,487)	(15,229,965)
Net increase (decrease)	1,149,104	1,556,749	$14,044,364	$20,197,197
Service Class 2
Shares sold	1,534,169	2,413,177	$18,728,543	$31,270,547
Reinvestment of distributions	2,088,466	921,983	23,963,759	11,522,145
Shares redeemed	(5,467,717)	(4,868,275)	(67,045,665)	(62,533,680)
Net increase (decrease)	(1,845,082)	(1,533,115)	$(24,353,363)	$(19,740,988)
VIP Freedom 2025
Initial Class
Shares sold	467,685	375,179	$5,899,090	$4,976,692
Reinvestment of distributions	101,988	47,214	1,212,261	612,555
Shares redeemed	(419,854)	(445,275)	(5,312,842)	(5,967,956)
Net increase (decrease)	149,819	(22,882)	$1,798,509	$(378,709)
Service Class
Shares sold	1,232,836	933,734	$15,444,865	$12,363,927
Reinvestment of distributions	154,524	66,146	1,841,734	856,614
Shares redeemed	(515,800)	(437,815)	(6,519,276)	(5,813,665)
Net increase (decrease)	871,560	562,065	$10,767,323	$7,406,876
Service Class 2
Shares sold	1,417,713	1,318,158	$17,844,228	$17,477,251
Reinvestment of distributions	208,614	88,740	2,455,365	1,144,309
Shares redeemed	(1,078,378)	(1,071,673)	(13,608,720)	(14,125,138)
Net increase (decrease)	547,949	335,225	$6,690,873	$4,496,422
VIP Freedom 2030
Initial Class
Shares sold	1,071,396	952,711	$13,176,145	$12,631,715
Reinvestment of distributions	308,303	125,011	3,495,844	1,606,596
Shares redeemed	(2,262,505)	(1,214,789)	(28,416,103)	(16,182,194)
Net increase (decrease)	(882,806)	(137,067)	$(11,744,114)	$(1,943,883)
Service Class
Shares sold	1,425,672	1,316,268	$17,612,601	$17,520,725
Reinvestment of distributions	290,315	102,766	3,312,891	1,318,457
Shares redeemed	(844,184)	(867,757)	(10,499,420)	(11,431,396)
Net increase (decrease)	871,803	551,277	$10,426,072	$7,407,786
Service Class 2
Shares sold	1,630,873	2,996,955	$20,002,625	$39,890,524
Reinvestment of distributions	601,993	216,259	6,795,089	2,769,523
Shares redeemed	(2,388,823)	(4,280,826)	(29,393,264)	(56,176,082)
Net increase (decrease)	(155,957)	(1,067,612)	$(2,595,550)	$(13,516,035)
VIP Freedom 2035
Initial Class
Shares sold	121,608	69,244	$2,243,324	$1,355,411
Reinvestment of distributions	5,187	1,679	92,637	32,427
Shares redeemed	(26,211)	(17,459)	(486,337)	(349,771)
Net increase (decrease)	100,584	53,464	$1,849,624	$1,038,067
Service Class
Shares sold	151,694	43,090	$2,890,722	$845,029
Reinvestment of distributions	7,266	2,124	128,829	41,026
Shares redeemed	(23,808)	(23,646)	(451,245)	(471,066)
Net increase (decrease)	135,152	21,568	$2,568,306	$414,989
Service Class 2
Shares sold	625,457	575,880	$11,554,431	$11,361,119
Reinvestment of distributions	57,121	19,826	985,817	381,351
Shares redeemed	(260,883)	(211,248)	(4,840,638)	(4,161,335)
Net increase (decrease)	421,695	384,458	$7,699,610	$7,581,135
VIP Freedom 2040
Initial Class
Shares sold	280,422	210,577	$4,944,964	$4,032,196
Reinvestment of distributions	44,347	19,134	714,196	353,102
Shares redeemed	(544,549)	(200,035)	(9,830,127)	(3,816,485)
Net increase (decrease)	(219,780)	29,676	$(4,170,967)	$568,813
Service Class
Shares sold	496,602	535,036	$8,748,639	$10,162,149
Reinvestment of distributions	60,554	22,392	986,121	412,705
Shares redeemed	(318,385)	(236,839)	(5,702,806)	(4,513,032)
Net increase (decrease)	238,771	320,589	$4,031,954	$6,061,822
Service Class 2
Shares sold	276,006	365,794	$4,913,304	$6,983,427
Reinvestment of distributions	38,832	13,903	628,806	255,406
Shares redeemed	(178,793)	(140,107)	(3,111,119)	(2,625,215)
Net increase (decrease)	136,045	239,590	$2,430,991	$4,613,618
VIP Freedom 2045
Initial Class
Shares sold	24,104	17,269	$430,904	$324,086
Reinvestment of distributions	1,683	684	27,831	12,505
Shares redeemed	(12,755)	(6,373)	(224,795)	(120,815)
Net increase (decrease)	13,032	11,580	$233,940	$215,776
Service Class
Shares sold	11,892	9,629	$216,172	$179,791
Reinvestment of distributions	931	419	15,252	7,652
Shares redeemed	(10,212)	(10,722)	(175,969)	(200,928)
Net increase (decrease)	2,611	(674)	$55,455	$(13,485)
Service Class 2
Shares sold	412,208	384,866	$7,248,526	$7,194,399
Reinvestment of distributions	35,612	12,916	581,142	235,255
Shares redeemed	(167,941)	(162,324)	(2,967,444)	(3,021,191)
Net increase (decrease)	279,879	235,458	$4,862,224	$4,408,463
VIP Freedom 2050
Initial Class
Shares sold	148,055	58,084	$2,398,472	$994,708
Reinvestment of distributions	10,095	3,177	150,721	52,931
Shares redeemed	(44,082)	(23,146)	(701,862)	(396,298)
Net increase (decrease)	114,068	38,115	$1,847,331	$651,341
Service Class
Shares sold	110,732	66,182	$1,749,114	$1,125,460
Reinvestment of distributions	11,500	4,091	169,572	68,086
Shares redeemed	(50,924)	(58,008)	(800,809)	(980,918)
Net increase (decrease)	71,308	12,265	$1,117,877	$212,628
Service Class 2
Shares sold	214,205	283,095	$3,397,931	$4,830,393
Reinvestment of distributions	28,037	9,649	408,801	160,248
Shares redeemed	(134,974)	(208,192)	(2,139,794)	(3,496,708)
Net increase (decrease)	107,268	84,552	$1,666,938	$1,493,933
8. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

The Funds do not invest in the Underlying Funds for the purpose of exercising management or control; however, investments by the Funds within their principal investment strategies may represent a significant portion of the Underlying Fund's net assets. At the end of the period, the following Funds were the owners of record of 10% or more of the total outstanding shares of the Underlying Funds.

Fund	VIP Freedom 2020 Portfolio	VIP Freedom 2030 Portfolio
VIP Emerging Markets Portfolio	23%	10%
VIP Value Portfolio	12%	–%

The Funds, in aggregate, were the owners of record of more than 20% of the total outstanding shares of the following Underlying Funds.

Fund	% of shares held
VIP Emerging Markets Portfolio	55%
VIP Value Portfolio	29%

In addition, at the end of the period the investment adviser or its affiliates were owners of record of more than 10%, respectively, of the outstanding shares of the following Funds:

	Affiliated %	Number of Unaffiliated Shareholders	Unaffiliated Shareholders %
VIP Freedom Income	32%	3	38%
VIP Freedom 2005	89%	-	-%
VIP Freedom 2010	-%	1	88%
VIP Freedom 2015	27%	3	44%
VIP Freedom 2020	-%	1	75%
VIP Freedom 2025	11%	3	59%
VIP Freedom 2030	-%	1	45%
VIP Freedom 2035	-%	5	92%
VIP Freedom 2040	-%	4	81%
VIP Freedom 2045	-%	3	89%
VIP Freedom 2050	-%	3	76%

Report of Independent Registered Public Accounting Firm

To the Trustees of Variable Insurance Products Fund V and the Shareholders of VIP Freedom Income Portfolio, VIP Freedom 2005 Portfolio, VIP Freedom 2010 Portfolio, VIP Freedom 2015 Portfolio, VIP Freedom 2020 Portfolio, VIP Freedom 2025 Portfolio, VIP Freedom 2030 Portfolio, VIP Freedom 2035 Portfolio, VIP Freedom 2040 Portfolio, VIP Freedom 2045 Portfolio and VIP Freedom 2050 Portfolio:

We have audited the accompanying statements of assets and liabilities of VIP Freedom Income Portfolio, VIP Freedom 2005 Portfolio, VIP Freedom 2010 Portfolio, VIP Freedom 2015 Portfolio, VIP Freedom 2020 Portfolio, VIP Freedom 2025 Portfolio, VIP Freedom 2030 Portfolio, VIP Freedom 2035 Portfolio, VIP Freedom 2040 Portfolio, VIP Freedom 2045 Portfolio, VIP Freedom 2050 Portfolio (the Funds), each a fund of the Variable Insurance Products Fund V, including the schedules of investments, as of December 31, 2016, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2016, by correspondence with the custodians. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of VIP Freedom Income Portfolio, VIP Freedom 2005 Portfolio, VIP Freedom 2010 Portfolio, VIP Freedom 2015 Portfolio, VIP Freedom 2020 Portfolio, VIP Freedom 2025 Portfolio, VIP Freedom 2030 Portfolio, VIP Freedom 2035 Portfolio, VIP Freedom 2040 Portfolio, VIP Freedom 2045 Portfolio, VIP Freedom 2050 Portfolio as of December 31, 2016, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts
February 21, 2017

Trustees and Officers

The Trustees, Members of the Advisory Board (if any), and officers of the trust and funds, as applicable, are listed below. The Board of Trustees governs each fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each fund's activities, review contractual arrangements with companies that provide services to each fund, oversee management of the risks associated with such activities and contractual arrangements, and review each fund's performance.  If the interests of a fund and an underlying Fidelity® fund were to diverge, a conflict of interest could arise and affect how the Trustees and Members of the Advisory Board fulfill their fiduciary duties to the affected funds.  FMRC has structured the funds to avoid these potential conflicts, although there may be situations where a conflict of interest is unavoidable. In such instances, FMRC, the Trustees, and Members of the Advisory Board would take reasonable steps to minimize and, if possible, eliminate the conflict.  Each of the Trustees oversees 243 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the funds is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs.  The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Each fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing each fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the funds, is provided below.

Board Structure and Oversight Function. Abigail P. Johnson is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the funds. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Marie L. Knowles serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The funds' Board oversees Fidelity's investment-grade bond, money market, asset allocation and certain equity funds, and other Boards oversee Fidelity's high income, sector and other equity funds. The asset allocation funds may invest in Fidelity® funds that are overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, each fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the funds' activities and associated risks.  The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the funds' business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the funds are carried out by or through FMR, its affiliates, and other service providers, the funds' exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the funds' activities, oversight is exercised primarily through the Operations and Audit Committees.  In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board.  Appropriate personnel, including but not limited to the funds' Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the funds' Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Abigail P. Johnson (1961)

Year of Election or Appointment: 2009

Trustee

Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity® funds. Ms. Johnson serves as Chairman (2016-present), Chief Executive Officer (2014-present), and Director (2007-present) of FMR LLC (diversified financial services company), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (investment adviser firm, 2011-present) and Chairman and Director of FMR (investment adviser firm, 2011-present). Previously, Ms. Johnson served as Vice Chairman (2007-2016) and President (2013-2016) of FMR LLC, President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc. (investment adviser firm), and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity® funds (2001-2005), and managed a number of Fidelity® funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

Jennifer Toolin McAuliffe (1959)

Year of Election or Appointment: 2016

Trustee

Ms. McAuliffe also serves as Trustee of other Fidelity® funds. Ms. McAuliffe previously served as a Member of the Advisory Board of certain Fidelity® funds (2016) and as Co-Head of Fixed Income of Fidelity Investments Limited (now known as FIL Limited (FIL)) (diversified financial services company). Earlier roles at FIL included Director of Research for FIL’s credit and quantitative teams in London, Hong Kong and Tokyo. Ms. McAuliffe also was the Director of Research for taxable and municipal bonds at Fidelity Investments Money Management, Inc. Ms. McAuliffe is also a director or trustee of several not-for-profit entities.

 * Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for each fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Elizabeth S. Acton (1951)

Year of Election or Appointment: 2013

Trustee

Ms. Acton also serves as Trustee of other Fidelity® funds. Prior to her retirement in April 2012, Ms. Acton was Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011), and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board of Directors and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present). Previously, Ms. Acton served as a Member of the Advisory Board of certain Fidelity® funds (2013-2016).

John Engler (1948)

Year of Election or Appointment: 2014

Trustee

Mr. Engler also serves as Trustee of other Fidelity® funds. He serves as president of the Business Roundtable (2011-present), and on the board of directors for Universal Forest Products (manufacturer and distributor of wood and wood-alternative products, 2003-present) and K12 Inc. (technology-based education company, 2012-present). Previously, Mr. Engler served as a Member of the Advisory Board of certain Fidelity® funds (2014-2016), a trustee of The Munder Funds (2003-2014), president and CEO of the National Association of Manufacturers (2004-2011), member of the Board of Trustees of the Annie E. Casey Foundation (2004-2015), and as governor of Michigan (1991-2003). He is a past chairman of the National Governors Association.

Albert R. Gamper, Jr. (1942)

Year of Election or Appointment: 2007

Trustee

Mr. Gamper also serves as Trustee of other Fidelity® funds. Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), and Member of the Board of Trustees of Barnabas Health Care System (1997-present). Previously, Mr. Gamper served as Chairman (2012-2015) and Vice Chairman (2011-2012) of the Independent Trustees of certain Fidelity® funds and as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (1951)

Year of Election or Appointment: 2010

Trustee

Mr. Gartland also serves as Trustee of other Fidelity® funds. Mr. Gartland is Chairman and an investor in Gartland & Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (1947)

Year of Election or Appointment: 2008

Trustee

Vice Chairman of the Independent Trustees

Mr. Johnson also serves as Trustee of other Fidelity® funds. Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation plc (diversified power management, 2009-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008), AGL Resources, Inc. (holding company, 2002-2016), and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)

Year of Election or Appointment: 2009

Trustee

Mr. Kenneally also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management. Before joining Credit Suisse, he was an Executive Vice President and Chief Investment Officer for Bank of America Corporation. Earlier roles at Bank of America included Director of Research, Senior Portfolio Manager and Research Analyst, and Mr. Kenneally was awarded the Chartered Financial Analyst (CFA) designation in 1991.

Marie L. Knowles (1946)

Year of Election or Appointment: 2001

Trustee

Chairman of the Independent Trustees

Ms. Knowles also serves as Trustee of other Fidelity® funds. Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company (pipeline and tanker operations). Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is a member of the Board of the Santa Catalina Island Company (real estate, 2009-present). Ms. Knowles is a Member of the Investment Company Institute Board of Governors and a Member of the Governing Council of the Independent Directors Council (2014-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007), URS Corporation (engineering and construction, 2000-2003) and America West (airline, 1999-2002). Ms. Knowles previously served as Vice Chairman of the Independent Trustees of certain Fidelity® funds (2012-2015).

Mark A. Murray (1954)

Year of Election or Appointment: 2016

Trustee

Mr. Murray also serves as Trustee of other Fidelity® funds. Mr. Murray is Vice Chairman (2013-present) of Meijer, Inc. (regional retail chain). Previously, Mr. Murray served as a Member of the Advisory Board of certain Fidelity® funds (2016) and as Co-Chief Executive Officer (2013-2016) and President (2006-2013) of Meijer, Inc. Mr. Murray serves as a member of the Board of Directors and Nuclear Review and Public Policy and Responsibility Committees of DTE Energy Company (diversified energy company, 2009-present). Mr. Murray also serves as a member of the Board of Directors of Spectrum Health (not-for-profit health system, 2015-present). Mr. Murray previously served as President of Grand Valley State University (2001-2006), Treasurer for the State of Michigan (1999-2001), Vice President of Finance and Administration for Michigan State University (1998-1999), and a member of the Board of Directors and Audit Committee and Chairman of the Nominating and Corporate Governance Committee of Universal Forest Products, Inc. (manufacturer and distributor of wood and wood-alternative products, 2004-2016). Mr. Murray is also a director or trustee of many community and professional organizations.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for each fund.

Advisory Board Members and Officers:

Correspondence intended for an officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Marc R. Bryant (1966)

Year of Election or Appointment: 2015

Secretary and Chief Legal Officer (CLO)

Mr. Bryant also serves as Secretary and CLO of other funds. Mr. Bryant serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company (investment adviser firm, 2015-present) and FMR Co., Inc. (investment adviser firm, 2015-present); Secretary of Fidelity SelectCo, LLC (investment adviser firm, 2015-present) and Fidelity Investments Money Management, Inc. (investment adviser firm, 2015-present); and CLO of Fidelity Management & Research (Hong Kong) Limited and FMR Investment Management (UK) Limited (investment adviser firms, 2015-present) and Fidelity Management & Research (Japan) Limited (investment adviser firm, 2016-present). He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company). Previously, Mr. Bryant served as Secretary and CLO of Fidelity Rutland Square Trust II (2010-2014) and Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds (2013-2015). Prior to joining Fidelity Investments, Mr. Bryant served as a Senior Vice President and the Head of Global Retail Legal for AllianceBernstein L.P. (2006-2010), and as the General Counsel for ProFund Advisors LLC (2001-2006).

Jeffrey S. Christian (1961)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Christian also serves as Assistant Treasurer of other funds. Mr. Christian is an employee of Fidelity Investments (2003-present).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds, and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Adrien E. Deberghes (1967)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2016-present) and is an employee of Fidelity Investments (2008-present). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005). Previously, Mr. Deberghes served in other fund officer roles.

Stephanie J. Dorsey (1969)

Year of Election or Appointment: 2013

President and Treasurer

Ms. Dorsey also serves as an officer of other funds. She is an employee of Fidelity Investments (2008-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Howard J. Galligan III (1966)

Year of Election or Appointment: 2014

Chief Financial Officer

Mr. Galligan also serves as Chief Financial Officer of other funds. Mr. Galligan serves as President of Fidelity Pricing and Cash Management Services (FPCMS) (2014-present) and as a Director of Strategic Advisers, Inc. (investment adviser firm, 2008-present). Previously, Mr. Galligan served as Chief Administrative Officer of Asset Management (2011-2014) and Chief Operating Officer and Senior Vice President of Investment Support for Strategic Advisers, Inc. (2003-2011).

Scott C. Goebel (1968)

Year of Election or Appointment: 2015

Vice President

Mr. Goebel serves as Vice President of other funds and is an employee of Fidelity Investments (2001-present). Previously, Mr. Goebel served as Senior Vice President of Fidelity Management & Research Company (FMR) (investment adviser firm, 2016), Secretary of Fidelity SelectCo, LLC (investment adviser firm, 2013-2015), Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2010-2015), and Fidelity Research and Analysis Company (FRAC) (investment adviser firm, 2010-2015); General Counsel, Secretary, and Senior Vice President of FMR (investment adviser firm, 2008-2015) and FMR Co., Inc. (investment adviser firm, 2008-2015); Assistant Secretary of Fidelity Management & Research (Japan) Limited (investment adviser firm, 2008-2015) and Fidelity Management & Research (U.K.) Inc. (investment adviser firm, 2008-2015); Chief Legal Officer (CLO) of Fidelity Management & Research (Hong Kong) Limited (investment adviser firm, 2008-2015); Secretary and CLO of certain Fidelity® funds (2008-2015); Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and certain funds (2007-2008); and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

Colm A. Hogan (1973)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan is an employee of Fidelity Investments (2005-present).

Chris Maher (1972)

Year of Election or Appointment: 2013

Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

John B. McGinty, Jr. (1962)

Year of Election or Appointment: 2016

Chief Compliance Officer

Mr. McGinty also serves as Chief Compliance Officer of other funds. Mr. McGinty is Senior Vice President of Asset Management Compliance for Fidelity Investments and is an employee of Fidelity Investments (2016-present). Mr. McGinty previously served as Vice President, Senior Attorney at Eaton Vance Management (investment management firm, 2015-2016), and prior to Eaton Vance as global CCO for all firm operations and registered investment companies at GMO LLC (investment management firm, 2009-2015). Before joining GMO LLC, Mr. McGinty served as Senior Vice President, Deputy General Counsel for Fidelity Investments (2007-2009).

John F. Papandrea (1972)

Year of Election or Appointment: 2016

Anti-Money Laundering (AML) Officer

Mr. Papandrea also serves as AML Officer of other funds. Mr. Papandrea is Vice President of FMR LLC (diversified financial services company, 2008-present) and is an employee of Fidelity Investments (2005-present).

Jason P. Pogorelec (1975)

Year of Election or Appointment: 2015

Assistant Secretary

Mr. Pogorelec also serves as Assistant Secretary of other funds. Mr. Pogorelec serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2006-present).

Nancy D. Prior (1967)

Year of Election or Appointment: 2014

Vice President

Ms. Prior also serves as Vice President of other funds. Ms. Prior serves as a Director of FMR Investment Management (UK) Limited (investment adviser firm, 2015-present), President (2016-present) and Director (2014-present) of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm), President, Fixed Income (2014-present), Vice Chairman of FIAM LLC (investment adviser firm, 2014-present), and is an employee of Fidelity Investments (2002-present). Previously, Ms. Prior served as Vice President of Fidelity's Money Market Funds (2012-2014), President, Money Market and Short Duration Bond Group of Fidelity Management & Research (FMR) (investment adviser firm, 2013-2014), President, Money Market Group of FMR (2011-2013), Managing Director of Research (2009-2011), Senior Vice President and Deputy General Counsel (2007-2009), and Assistant Secretary of certain Fidelity® funds (2008-2009).

Stacie M. Smith (1974)

Year of Election or Appointment: 2013

Assistant Treasurer

Ms. Smith also serves as an officer of other funds. She is an employee of Fidelity Investments (2009-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Deputy Treasurer of certain Fidelity® funds (2013-2016).

Marc L. Spector (1972)

Year of Election or Appointment: 2016

Deputy Treasurer

Mr. Spector also serves as an officer of other funds. Mr. Spector is an employee of Fidelity Investments (2016-present). Prior to joining Fidelity Investments, Mr. Spector served as Director at the Siegfried Group (accounting firm, 2013-2016), and prior to Siegfried Group as audit senior manager at Deloitte & Touche (accounting firm, 2005-2013).

Renee Stagnone (1975)

Year of Election or Appointment: 2016

Assistant Treasurer

Ms. Stagnone also serves as an officer of other funds. Ms. Stagnone is an employee of Fidelity Investments (1997-present). Previously, Ms. Stagnone served as Deputy Treasurer of certain Fidelity® funds (2013-2016).

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2016 to December 31, 2016).

Actual Expenses

The first line of the accompanying table for each class of each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, each Fund, as a shareholder in underlying Fidelity Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Funds. These fees and expenses are not included in each Fund's annualized expense ratio used to calculate the expense estimates in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of each fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, each Fund, as a shareholder in underlying Fidelity Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Funds. These fees and expenses are not included in each Fund's annualized expense ratio used to calculate the expense estimates in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value July 1, 2016	Ending Account Value December 31, 2016	Expenses Paid During Period-B July 1, 2016 to December 31, 2016
VIP Freedom Income
Initial Class	- %
Actual		$1,000.00	$1,014.60	$-
Hypothetical-C		$1,000.00	$1,025.14	$-
Service Class	.10%
Actual		$1,000.00	$1,012.70	$.51
Hypothetical-C		$1,000.00	$1,024.63	$.51
Service Class 2.25%
Actual		$1,000.00	$1,012.20	$1.26
Hypothetical-C		$1,000.00	$1,023.88	$1.27
VIP Freedom 2005
Initial Class	- %
Actual		$1,000.00	$1,022.40	$-
Hypothetical-C		$1,000.00	$1,025.14	$-
Service Class	.10%
Actual		$1,000.00	$1,021.50	$.51
Hypothetical-C		$1,000.00	$1,024.63	$.51
Service Class 2.25%
Actual		$1,000.00	$1,021.10	$1.27
Hypothetical-C		$1,000.00	$1,023.88	$1.27
VIP Freedom 2010
Initial Class	- %
Actual		$1,000.00	$1,028.60	$-
Hypothetical-C		$1,000.00	$1,025.14	$-
Service Class	.10%
Actual		$1,000.00	1,028.60	$.51
Hypothetical-C		$1,000.00	$1,024.63	$.51
Service Class 2.25%
Actual		$1,000.00	$1,028.00	$1.27
Hypothetical-C		$1,000.00	$1,023.88	$1.27
VIP Freedom 2015
Initial Class	- %
Actual		$1,000.00	$1,035.90	$-
Hypothetical-C		$1,000.00	$1,025.14	$-
Service Class	.10%
Actual		$1,000.00	$1,034.90	$.51
Hypothetical-C		$1,000.00	$1,024.63	$.51
Service Class 2.25%
Actual		$1,000.00	$1,034.20	$1.28
Hypothetical-C		$1,000.00	$1,023.88	$1.27
VIP Freedom 2020
Initial Class	- %
Actual		$1,000.00	$1,039.70	$-
Hypothetical-C		$1,000.00	$1,025.14	$-
Service Class	.10%
Actual		$1,000.00	$1,039.80	$.51
Hypothetical-C		$1,000.00	$1,024.63	$.51
Service Class 2.25%
Actual		$1,000.00	$1,039.00	$1.28
Hypothetical-C		$1,000.00	$1,023.88	$1.27
VIP Freedom 2025
Initial Class	- %
Actual		$1,000.00	$1,044.40	$-
Hypothetical-C		$1,000.00	$1,025.14	$-
Service Class	.10%
Actual		$1,000.00	$1,043.60	$.51
Hypothetical-C		$1,000.00	$1,024.63	$.51
Service Class 2.25%
Actual		$1,000.00	$1,043.90	$1.28
Hypothetical-C		$1,000.00	$1,023.88	$1.27
VIP Freedom 2030
Initial Class	- %
Actual		$1,000.00	$1,056.00	$-
Hypothetical-C		$1,000.00	$1,025.14	$-
Service Class	.10%
Actual		$1,000.00	$1,056.00	$.52
Hypothetical-C		$1,000.00	$1,024.63	$.51
Service Class 2.25%
Actual		$1,000.00	$1,054.50	$1.29
Hypothetical-C		$1,000.00	$1,023.88	$1.27
VIP Freedom 2035
Initial Class	- %
Actual		$1,000.00	$1,064.40	$-
Hypothetical-C		$1,000.00	$1,025.14	$-
Service Class	.10%
Actual		$1,000.00	$1,063.80	$.52
Hypothetical-C		$1,000.00	$1,024.63	$.51
Service Class 2.25%
Actual		$1,000.00	$1,062.60	$1.30
Hypothetical-C		$1,000.00	$1,023.88	$1.27
VIP Freedom 2040
Initial Class	- %
Actual		$1,000.00	$1,063.90	$-
Hypothetical-C		$1,000.00	$1,025.14	$-
Service Class	.10%
Actual		$1,000.00	$1,063.60	$.52
Hypothetical-C		$1,000.00	$1,024.63	$.51
Service Class 2.25%
Actual		$1,000.00	$1,062.60	$1.30
Hypothetical-C		$1,000.00	$1,023.88	$1.27
VIP Freedom 2045
Initial Class	- %
Actual		$1,000.00	$1,064.00	$-
Hypothetical-C		$1,000.00	$1,025.14	$-
Service Class	.10%
Actual		$1,000.00	$1,063.90	$.52
Hypothetical-C		$1,000.00	$1,024.63	$.51
Service Class 2.25%
Actual		$1,000.00	$1,062.80	$1.30
Hypothetical-C		$1,000.00	$1,023.88	$1.27
VIP Freedom 2050
Initial Class	- %
Actual		$1,000.00	$1,064.30	$-
Hypothetical-C		$1,000.00	$1,025.14	$-
Service Class	.10%
Actual		$1,000.00	$1,063.50	$.52
Hypothetical-C		$1,000.00	$1,024.63	$.51
Service Class 2.25%
Actual		$1,000.00	$1,062.20	$1.30
Hypothetical-C		$1,000.00	$1,023.88	$1.27

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 366 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Funds in which each Fund invests are not included in each Class' annualized expense ratio.

 C 5% return per year before expenses.

Distributions (Unaudited)

The Board of Trustees of each fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities:

	Pay Date	Record Date	Capital Gains
VIP Freedom Income Portfolio
Initial Class	02/10/2017	02/10/2017	$0.058
Service Class	02/10/2017	02/10/2017	$0.058
Service Class 2	02/10/2017	02/10/2017	$0.058
VIP Freedom 2005 Portfolio
Initial Class	02/10/2017	02/10/2017	$0.133
Service Class	02/10/2017	02/10/2017	$0.133
Service Class 2	02/10/2017	02/10/2017	$0.133
VIP Freedom 2010 Portfolio
Initial Class	02/10/2017	02/10/2017	$0.194
Service Class	02/10/2017	02/10/2017	$0.194
Service Class 2	02/10/2017	02/10/2017	$0.194
VIP Freedom 2015 Portfolio
Initial Class	02/10/2017	02/10/2017	$0.257
Service Class	02/10/2017	02/10/2017	$0.257
Service Class 2	02/10/2017	02/10/2017	$0.257
VIP Freedom 2020 Portfolio
Initial Class	02/10/2017	02/10/2017	$0.274
Service Class	02/10/2017	02/10/2017	$0.274
Service Class 2	02/10/2017	02/10/2017	$0.274
VIP Freedom 2025 Portfolio
Initial Class	02/10/2017	02/10/2017	$0.267
Service Class	02/10/2017	02/10/2017	$0.267
Service Class 2	02/10/2017	02/10/2017	$0.267
VIP Freedom 2030 Portfolio
Initial Class	02/10/2017	02/10/2017	$0.362
Service Class	02/10/2017	02/10/2017	$0.362
Service Class 2	02/10/2017	02/10/2017	$0.362
VIP Freedom 2035 Portfolio
Initial Class	02/10/2017	02/10/2017	$0.462
Service Class	02/10/2017	02/10/2017	$0.462
Service Class 2	02/10/2017	02/10/2017	$0.462
VIP Freedom 2040 Portfolio
Initial Class	02/10/2017	02/10/2017	$0.426
Service Class	02/10/2017	02/10/2017	$0.426
Service Class 2	02/10/2017	02/10/2017	$0.426
VIP Freedom 2045 Portfolio
Initial Class	02/10/2017	02/10/2017	$0.458
Service Class	02/10/2017	02/10/2017	$0.458
Service Class 2	02/10/2017	02/10/2017	$0.458
VIP Freedom 2050 Portfolio
Initial Class	02/10/2017	02/10/2017	$0.430
Service Class	02/10/2017	02/10/2017	$0.430
Service Class 2	02/10/2017	02/10/2017	$0.430

The funds hereby designate as capital gain dividend the amounts noted below for the taxable year ended December 31, 2016, or, if subsequently determined to be different, the net capital gain of such year:

VIP Freedom Income Portfolio	$206,422
VIP Freedom 2005 Portfolio	$85,537
VIP Freedom 2010 Portfolio	$4,687,737
VIP Freedom 2015 Portfolio	$2,087,325
VIP Freedom 2020 Portfolio	$15,583,966
VIP Freedom 2025 Portfolio	$2,910,544
VIP Freedom 2030 Portfolio	$7,463,921
VIP Freedom 2035 Portfolio	$889,821
VIP Freedom 2040 Portfolio	$1,183,612
VIP Freedom 2045 Portfolio	$467,889
VIP Freedom 2050 Portfolio	$475,781

A percentage of the dividends distributed during the fiscal year for the following funds were derived from interest on U.S. Government securities which is generally exempt from state income tax:

VIP Freedom Income Portfolio	3.98%
VIP Freedom 2005 Portfolio	2.68%
VIP Freedom 2010 Portfolio	2.02%
VIP Freedom 2015 Portfolio	1.41%
VIP Freedom 2020 Portfolio	1.16%
VIP Freedom 2025 Portfolio	.99%

A percentage of the dividends distributed during the fiscal year for the following funds qualify for the dividends–received deduction for corporate shareholders:

	February 2016	December 2016
VIP Freedom Income Portfolio
Initial Class	6%	13%
Service Class	6%	13%
Service Class 2	6%	15%
VIP Freedom 2005 Portfolio
Initial Class	–%	18%
Service Class	–%	19%
Service Class 2	–%	21%
VIP Freedom 2010 Portfolio
Initial Class	4%	23%
Service Class	4%	24%
Service Class 2	4%	27%
VIP Freedom 2015 Portfolio
Initial Class	–%	26%
Service Class	–%	28%
Service Class 2	–%	31%
VIP Freedom 2020 Portfolio
Initial Class	–%	30%
Service Class	–%	31%
Service Class 2	–%	35%
VIP Freedom 2025 Portfolio
Initial Class	–%	33%
Service Class	–%	35%
Service Class 2	–%	39%
VIP Freedom 2030 Portfolio
Initial Class	–%	42%
Service Class	–%	45%
Service Class 2	–%	50%
VIP Freedom 2035 Portfolio
Initial Class	39%	50%
Service Class	39%	52%
Service Class 2	39%	58%
VIP Freedom 2040 Portfolio
Initial Class	–%	52%
Service Class	–%	56%
Service Class 2	–%	61%
VIP Freedom 2045 Portfolio
Initial Class	–%	50%
Service Class	–%	52%
Service Class 2	–%	58%
VIP Freedom 2050 Portfolio
Initial Class	2%	49%
Service Class	2%	53%
Service Class 2	2%	58%

The amounts per share which represent income derived from sources within, and taxes paid to, foreign countries or possessions of the United States are as follows:

	Pay Date	Income	Taxes
VIP Freedom Income Portfolio
Initial Class	12/29/2016	$0.0159	$0.0017
Service Class	12/29/2016	$0.0149	$0.0017
Service Class 2	12/29/2016	$0.0134	$0.0017
VIP Freedom 2005 Portfolio
Initial Class	12/29/2016	$0.0222	$0.0025
Service Class	12/29/2016	$0.0212	$0.0025
Service Class 2	12/29/2016	$0.0193	$0.0025
VIP Freedom 2010 Portfolio
Initial Class	12/29/2016	$0.0330	$0.0031
Service Class	12/29/2016	$0.0312	$0.0031
Service Class 2	12/29/2016	$0.0281	$0.0031
VIP Freedom 2015 Portfolio
Initial Class	12/29/2016	$0.0378	$0.0037
Service Class	12/29/2016	$0.0354	$0.0037
Service Class 2	12/29/2016	$0.0319	$0.0037
VIP Freedom 2020 Portfolio
Initial Class	12/29/2016	$0.0436	$0.0041
Service Class	12/29/2016	$0.0413	$0.0041
Service Class 2	12/29/2016	$0.0370	$0.0041
VIP Freedom 2025 Portfolio
Initial Class	12/29/2016	$0.0468	$0.0045
Service Class	12/29/2016	$0.0444	$0.0045
Service Class 2	12/29/2016	$0.0402	$0.0045
VIP Freedom 2030 Portfolio
Initial Class	12/29/2016	$0.0564	$0.0053
Service Class	12/29/2016	$0.0531	$0.0053
Service Class 2	12/29/2016	$0.0475	$0.0053
VIP Freedom 2035 Portfolio
Initial Class	12/29/2016	$0.0977	$0.0089
Service Class	12/29/2016	$0.0937	$0.0089
Service Class 2	12/29/2016	$0.0842	$0.0089
VIP Freedom 2040 Portfolio
Initial Class	12/29/2016	$0.0896	$0.0086
Service Class	12/29/2016	$0.0840	$0.0086
Service Class 2	12/29/2016	$0.0766	$0.0086
VIP Freedom 2045 Portfolio
Initial Class	12/29/2016	$0.0942	$0.0084
Service Class	12/29/2016	$0.0897	$0.0084
Service Class 2	12/29/2016	$0.0812	$0.0084
VIP Freedom 2050 Portfolio
Initial Class	12/29/2016	$0.0833	$0.0078
Service Class	12/29/2016	$0.0784	$0.0078
Service Class 2	12/29/2016	$0.0708	$0.0078

Board Approval of Investment Advisory Contracts and Management Fees

VIP Freedom Funds

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract (the Advisory Contract) with FMR Co., Inc. (FMRC), an affiliate of Fidelity Management & Research Company (FMR), and the administration agreement between FMRC and FMR for each fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts and administration agreements throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of each fund's Advisory Contract and administration agreement, including the services and support provided to each fund and its shareholders. The Board has established four standing committees (Committees) — Operations, Audit, Fair Valuation, and Governance and Nominating — each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of each fund's Advisory Contract and administration agreement. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of each fund's Advisory Contract and administration agreement. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts and administration agreements. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2016 meeting, the Board unanimously determined to renew each fund's Advisory Contract and administration agreement. In reaching its determination, the Board considered all factors it believed relevant and reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contract was in the best interests of each fund and its shareholders and that the fact that no fees are payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. In reaching its determination, the Board was aware that shareholders of each fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that each fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in that fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the funds, including the backgrounds of investment personnel of FMRC, and also considered the funds' investment objectives, strategies, and related investment philosophies. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups with responsibility for the underlying Fidelity funds in which each fund invests. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of each fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by Fidelity under the Advisory Contract and under separate agreements covering administration, transfer agency, and pricing and bookkeeping services for each fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, each fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to investment research and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs; (iv) broadening eligibility requirements for certain lower-priced share classes of, and streamlining the fee structure for, certain existing equity index funds; (v) lowering expense caps for certain existing funds and classes to reduce expenses paid by shareholders; (vi) eliminating redemption fees for certain variable insurance product funds and classes; (vii) continuing to launch dedicated lower cost underlying funds to meet portfolio construction needs related to expanding underlying fund options for Fidelity funds of funds, specifically for the Freedom Fund product lines; (viii) launching a lower cost share class for use by the Freedom Index Fund product line; (ix) rationalizing product lines and gaining increased efficiencies through fund mergers and share class consolidations; (x) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; (xi) implementing investment enhancements to further strengthen Fidelity's target date product line to increase investors' probability of success in achieving their goals; (xii) accelerating the conversion of all remaining Class B shares to Class A shares, which have a lower expense structure; and (xiii) implementing changes to Fidelity's money market fund product line in response to recent regulatory reforms.

Investment Performance.  The Board considered whether each fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions with representatives of the investment adviser about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for each fund for different time periods, measured against one or more securities market indices, including a customized blended index representative of the fund's asset classes (each a "benchmark index") and a peer group of funds with similar objectives ("peer group"), if any. In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds for specific time periods and discussed with the investment adviser the reasons for such underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on gross performance (before fees and expenses, including acquired fund fees and expenses, but after transaction costs, if any) compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and on net performance (after fees and expenses, including acquired fund fees and expenses) compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; the extent to which particular underlying funds affected performance; and fund cash flows and other factors. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for each fund and an appropriate benchmark index for the most recent one-, three-, and five-year periods.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to each fund under the Advisory Contracts should continue to benefit the shareholders of each fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board noted that the funds do not pay FMRC a management fee for investment advisory services, and that each fund bears indirectly the fees and expenses, including the management fees, paid by the underlying Fidelity funds in which it invests. The Board considered each fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month periods shown in basis points (BP) in the charts below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than a fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than a fund. The funds' actual TMG %s and the number of funds in the Total Mapped Group are in the charts below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which a fund's management fee rate ranked, is also included in the charts and considered by the Board.

VIP Freedom 2005 Portfolio

VIP Freedom 2010 Portfolio

VIP Freedom 2015 Portfolio

VIP Freedom 2020 Portfolio

VIP Freedom 2025 Portfolio

VIP Freedom 2030 Portfolio

VIP Freedom 2035 Portfolio

VIP Freedom 2040 Portfolio

VIP Freedom 2045 Portfolio

VIP Freedom 2050 Portfolio

VIP Freedom Income Portfolio

The Board noted that each fund's management fee rate of 0.00% ranked below the median of its Total Mapped Group and below the median of its ASPG for 2015. The Board further noted that many peer funds pay fund-level expenses, including management fees, to which the funds are not subject.

The Board noted that, in 2014, the ad hoc Committee on Group Fee was formed by it and the boards of other Fidelity funds to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures, and that while the funds do not pay a management fee, they indirectly bear a portion of the management fees paid by the Fidelity funds in which they invest, some of which are subject to the group fee. The Committee's focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component (such as the funds) and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

Based on its review, the Board concluded that each fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of the total expense ratio of each class of each fund, the Board considered fund-paid 12b-1 fees and noted that each fund invests in a class of shares of the underlying Fidelity fund that does not charge a 12b-1 fee to avoid charging fund-paid 12b-1 fees at both fund levels. The Board considered that the funds do not pay transfer agent fees. Instead, the applicable class of each underlying Fidelity fund bears its pro rata portion of each fund's transfer agent fee according to the percentage of each fund's assets invested in that underlying fund. The Board further noted that FMR pays all other expenses of each fund, with limited exceptions, pursuant to the administration agreement between FMRC and FMR with respect to each fund.

The Board noted that each fund offers multiple classes, each of which has a different 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expense ratios of the classes of each fund vary primarily by the level of their 12b-1 fees.

The Board noted that the total expense ratio of each class of each fund ranked below the competitive median for 2015.

In considering the total expense ratio of each class of each fund, the Board also considered an alternative competitive analysis that included both top level (i.e., direct) fund fees and acquired fund fees and expenses for the class and the other funds and classes to which it is compared. The Board noted that, under this alternative competitive analysis, the total expense ratio of each of Initial Class and Service Class of each fund ranked below the competitive median for 2015. The Board noted that the total expense ratio of Service Class 2 of VIP Freedom 2005 Portfolio, VIP Freedom 2010 Portfolio, VIP Freedom 2015 Portfolio, VIP Freedom 2020 Portfolio, VIP Freedom 2025 Portfolio, VIP Freedom 2030 Portfolio, and VIP Freedom Income Portfolio ranked below the competitive median for 2015 and the total expense ratio of Service Class 2 of each other fund ranked above the competitive median for 2015. The Board considered that, in general, various factors can affect total expense ratios. The Board noted that, for each fund for which Service Class 2 was above the competitive median, the total expense ratio of Service Class 2 was above median because of its 12b-1 fees.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that an ad hoc joint committee created by it and the boards of other Fidelity funds periodically (most recently in 2013) reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that, although some classes were above the median of the universe presented for comparison, the total expense ratio of each class of each fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the level of Fidelity's profits in respect of all the Fidelity funds, including the Fidelity funds in which the funds invest.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the funds' business.

The Board concluded that the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund were not relevant to the renewal of each fund's Advisory Contract because the funds do not pay management fees and FMR pays all other expenses of each fund, with limited exceptions.

Economies of Scale.  The Board concluded that because the funds do not pay management fees and FMR pays all other expenses of each fund, with limited exceptions, economies of scale cannot be realized by the funds, but may be realized by the other Fidelity funds in which each fund invests, many of which may benefit from breakpoints under the group fee arrangement.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds; (v) Fidelity's voluntary waiver of its fees to maintain minimum yields for certain money market funds and classes as well as contractual waivers in place for certain funds; (vi) the methodology with respect to competitive fund data and peer group classifications; (vii) Fidelity's transfer agent fee, expense, and service structures for different funds and classes relative to competitive trends, and the impact of the increased use of omnibus accounts; (viii) Fidelity's long-term expectations for its offerings in the workplace investing channel; (ix) new developments in the retail and institutional marketplaces; (x) the approach to considering "fall-out" benefits; and (xi) the impact of money market reform on Fidelity's money market funds, including with respect to costs and profitability. In addition, the Board considered its discussions with Fidelity throughout the year regarding enhanced information security initiatives and the funds' fair valuation policies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee structures are fair and reasonable, and that each fund's Advisory Contract should be renewed.

VIPFF2K-ANN-0217
1.826371.112

Item 2.

Code of Ethics

As of the end of the period, December 31, 2016, Variable Insurance Products Fund V (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer.  A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3.

Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Elizabeth S. Acton is an audit committee financial expert, as defined in Item 3 of Form N-CSR.   Ms. Acton is independent for purposes of Item 3 of Form N-CSR.

Item 4.

Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu, and their respective affiliates (collectively, “Deloitte Entities”) in each of the last two fiscal years for services rendered to VIP Asset Manager Portfolio, VIP Asset Manager: Growth Portfolio, VIP Freedom 2005 Portfolio, VIP Freedom 2010 Portfolio, VIP Freedom 2015 Portfolio, VIP Freedom 2020 Portfolio, VIP Freedom 2025 Portfolio, VIP Freedom 2030 Portfolio, VIP Freedom 2035 Portfolio, VIP Freedom 2040 Portfolio, VIP Freedom 2045 Portfolio, VIP Freedom 2050 Portfolio, VIP Freedom Income Portfolio, VIP Freedom Lifetime Income I Portfolio, VIP Freedom Lifetime Income II Portfolio, VIP Freedom Lifetime Income III Portfolio and VIP Investment Grade Bond Portfolio (the “Funds”):

Services Billed by Deloitte Entities

December 31, 2016 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
VIP Asset Manager Portfolio	$38,000	$-	$7,900	$1,200
VIP Asset Manager: Growth Portfolio	$36,000	$-	$5,600	$1,100
VIP Freedom 2005 Portfolio	$22,000	$-	$5,100	$700
VIP Freedom 2010 Portfolio	$22,000	$-	$5,100	$700
VIP Freedom 2015 Portfolio	$22,000	$-	$5,100	$700
VIP Freedom 2020 Portfolio	$22,000	$-	$5,100	$700
VIP Freedom 2025 Portfolio	$22,000	$-	$5,100	$700
VIP Freedom 2030 Portfolio	$22,000	$-	$5,100	$700
VIP Freedom 2035 Portfolio	$22,000	$-	$5,100	$700
VIP Freedom 2040 Portfolio	$22,000	$-	$5,100	$700
VIP Freedom 2045 Portfolio	$22,000	$-	$5,100	$700
VIP Freedom 2050 Portfolio	$22,000	$-	$5,100	$700
VIP Freedom Income Portfolio	$22,000	$-	$5,100	$700
VIP Freedom Lifetime Income I Portfolio	$23,000	$-	$5,100	$700
VIP Freedom Lifetime Income II Portfolio	$23,000	$-	$5,100	$700
VIP Freedom Lifetime Income III Portfolio	$23,000	$-	$5,100	$700
VIP Investment Grade Bond Portfolio	$40,000	$-	$6,600	$1,200

December 31, 2015 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
VIP Asset Manager Portfolio	$37,000	$-	$7,700	$900
VIP Asset Manager: Growth Portfolio	$35,000	$-	$5,500	$700
VIP Freedom 2005 Portfolio	$22,000	$-	$4,900	$600
VIP Freedom 2010 Portfolio	$22,000	$-	$4,900	$600
VIP Freedom 2015 Portfolio	$22,000	$-	$4,900	$600
VIP Freedom 2020 Portfolio	$22,000	$-	$4,900	$600
VIP Freedom 2025 Portfolio	$22,000	$-	$4,900	$600
VIP Freedom 2030 Portfolio	$22,000	$-	$4,900	$600
VIP Freedom 2035 Portfolio	$21,000	$-	$4,900	$600
VIP Freedom 2040 Portfolio	$21,000	$-	$4,900	$600
VIP Freedom 2045 Portfolio	$21,000	$-	$4,900	$600
VIP Freedom 2050 Portfolio	$21,000	$-	$4,900	$600
VIP Freedom Income Portfolio	$22,000	$-	$4,900	$600
VIP Freedom Lifetime Income I Portfolio	$22,000	$-	$4,900	$600
VIP Freedom Lifetime Income II Portfolio	$22,000	$-	$4,900	$600
VIP Freedom Lifetime Income III Portfolio	$22,000	$-	$4,900	$600
VIP Investment Grade Bond Portfolio	$39,000	$-	$6,300	$1,400

A Amounts may reflect rounding.

The following table presents fees billed by PricewaterhouseCoopers LLP (“PwC”) in each of the last two fiscal years for services rendered to VIP FundsManager 20% Portfolio,  VIP FundsManager 50% Portfolio, VIP FundsManager 60%, VIP FundsManager 70% Portfolio, VIP FundsManager 85% Portfolio, VIP Investor Freedom 2005 Portfolio, VIP Investor Freedom 2010 Portfolio, VIP Investor Freedom 2015 Portfolio, VIP Investor Freedom 2020 Portfolio,  VIP Investor Freedom 2025 Portfolio, VIP Investor Freedom 2030 Portfolio, VIP Investor Freedom Income Portfolio, VIP Strategic Income Portfolio and VIP Target Volatility Portfolio (the “Funds”):

Services Billed by PwC

December 31, 2016 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
VIP FundsManager 20% Portfolio	$31,000	$-	$2,800	$1,400
VIP FundsManager 50% Portfolio	$31,000	$-	$2,800	$1,400
VIP FundsManager 60% Portfolio	$31,000	$-	$2,800	$1,400
VIP FundsManager 70% Portfolio	$31,000	$-	$2,800	$1,400
VIP FundsManager 85% Portfolio	$31,000	$-	$2,800	$1,400
VIP Investor Freedom 2005 Portfolio	$20,000	$-	$3,000	$1,000
VIP Investor Freedom 2010 Portfolio	$20,000	$-	$3,000	$1,000
VIP Investor Freedom 2015 Portfolio	$20,000	$-	$3,000	$1,000
VIP Investor Freedom 2020 Portfolio	$20,000	$-	$3,000	$1,000
VIP Investor Freedom 2025 Portfolio	$20,000	$-	$3,000	$1,000
VIP Investor Freedom 2030 Portfolio	$20,000	$-	$3,000	$1,000
VIP Investor Freedom Income Portfolio	$20,000	$-	$3,000	$1,000
VIP Strategic Income Portfolio	$87,000	$-	$7,100	$3,900
VIP Target Volatility Portfolio	$33,000	$-	$3,300	$1,500

December 31, 2015 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
VIP FundsManager 20% Portfolio	$31,000	$-	$2,700	$1,300
VIP FundsManager 50% Portfolio	$31,000	$-	$2,700	$1,300
VIP FundsManager 60% Portfolio	$31,000	$-	$2,700	$1,300
VIP FundsManager 70% Portfolio	$31,000	$-	$2,700	$1,300
VIP FundsManager 85% Portfolio	$31,000	$-	$2,700	$1,300
VIP Investor Freedom 2005 Portfolio	$22,000	$-	$2,900	$1,300
VIP Investor Freedom 2010 Portfolio	$22,000	$-	$2,900	$1,300
VIP Investor Freedom 2015 Portfolio	$22,000	$-	$2,900	$1,300
VIP Investor Freedom 2020 Portfolio	$22,000	$-	$2,900	$1,300
VIP Investor Freedom 2025 Portfolio	$22,000	$-	$2,900	$1,300
VIP Investor Freedom 2030 Portfolio	$22,000	$-	$2,900	$1,300
VIP Investor Freedom Income Portfolio	$22,000	$-	$2,900	$1,300
VIP Strategic Income Portfolio	$80,000	$-	$5,700	$1,900
VIP Target Volatility Portfolio	$33,000	$-	$3,600	$1,500

A Amounts may reflect rounding.

The following table presents fees billed by PwC and Deloitte Entities that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Funds and that are rendered on behalf of Fidelity Management & Research Company (“FMR”) and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Funds (“Fund Service Providers”):

Services Billed by Deloitte Entities

	December 31, 2016A	December 31, 2015A
Audit-Related Fees	$35,000	$-
Tax Fees	$-	$10,000
All Other Fees	$-	$-

A Amounts may reflect rounding.

Services Billed by PwC

	December 31, 2016A	December 31, 2015A
Audit-Related Fees	$6,240,000	$5,290,000
Tax Fees	$10,000	$-
All Other Fees	$-	$-

A Amounts may reflect rounding.

“Audit-Related Fees” represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

“Tax Fees” represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

“All Other Fees” represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by PwC and Deloitte Entities for services rendered to the Funds, FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Funds are as follows:

Billed By	December 31, 2016 A	December 31, 2015 A
Deloitte Entities	$370,000	$135,000
PwC	$8,280,000	$5,705,000

A Amounts may reflect rounding.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by PwC and Deloitte Entities to Fund Service Providers to be compatible with maintaining the independence of PwC and Deloitte Entities in their  audits of the Funds, taking into account representations from PwC and Deloitte Entities, in accordance with Public Company Accounting Oversight Board rules, regarding their independence from the Funds and their related entities and FMR’s review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust’s Audit Committee must pre-approve all audit and non-audit services provided by a fund’s independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee’s consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund (“Covered Service”) are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair’s absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee on a periodic basis.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X (“De Minimis Exception”)

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Funds’ last two fiscal years relating to services provided to (i) the Funds or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Funds.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) for each Fund provide reasonable assurances that material information relating to such Fund is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in a Fund’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, a Fund’s internal control over financial reporting.

Item 12.

Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Variable Insurance Products Fund V

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	February 24, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	February 24, 2017

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	February 24, 2017